UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust
• BlackRock Short Duration Bond ETF | NEAR | Cboe BZX
• BlackRock Short Maturity Municipal Bond ETF | MEAR | Cboe BZX
• BlackRock Ultra Short-Term Bond ETF | ICSH | Cboe BZX

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
BlackRock Short Duration Bond ETF
Investment Objective
The BlackRock Short Duration Bond ETF (the “Fund”) (formerly BlackRock Short Maturity Bond ETF) seeks total return in excess of the reference benchmark by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.
On September 27, 2023, the Board approved a proposal to change the name of BlackRock Short Maturity Bond ETF to BlackRock Short Duration Bond ETF, the Fund’s index to Bloomberg U.S. 1-3 Year Government/Credit Bond Index, as well as certain changes to the Fund's investment objective. These changes became effective on November 1, 2023.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.03%	5.83%	2.32%	1.88%	5.83%	12.17%	20.47%
Fund Market	3.02	5.81	2.33	1.87	5.81	12.19	20.36
Bloomberg Short-Term Government/Corporate Index	2.69	5.23	2.10	1.55	5.23	10.94	16.68
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.46	2.79	1.24	1.24	2.79	6.36	13.11
The Bloomberg Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.
The Bloomberg U.S. 1-3 Year Government/Credit Bond Index is an unmanaged index that measures the performance of government and corporate securities with one to three years remaining to maturity.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,030.30	$1.26	$1,000.00	$1,023.60	$1.26	0.25%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	41.8%
Corporate Bonds & Notes	28.5
Asset-Backed Securities	20.1
Collaterized Mortgage Obligations	10.3
Commercial Paper	0.3
TBA Sales Commitments	(1.0)
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	59.2%
Aa	1.5
A	9.6
Baa	14.2
Ba	2.7
B	1.5
Caa	0.1
Not Rated	11.2

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
BlackRock Short Maturity Municipal Bond ETF
Investment Objective
The BlackRock Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.2 years or less, as calculated by the management team, and is not expected to exceed 1.5 years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.25%	3.91%	1.50%	1.28%	3.91%	7.73%	12.35%
Fund Market	2.24	3.85	1.51	1.28	3.85	7.76	12.33
Bloomberg Municipal Bond: 1 Year (1-2) Index	2.02	2.59	1.16	1.10	2.59	5.94	10.50
The inception date of the Fund was March 3, 2015. The first day of secondary market trading was March 5, 2015.
The Bloomberg Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,022.50	$1.26	$1,000.00	$1,023.60	$1.26	0.25%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
S&P Credit Rating*	Percent of Total Investments(a)
AA+	9.0%
AA	6.8
AA-	2.8
A+	1.2
A	6.0
A-	23.2
BBB+	10.2
Not Rated	39.1
SP-1+	1.7
TEN LARGEST STATES
State	Percent of Total Investments(a)
Iowa	11.5%
Pennsylvania	11.1
Texas	10.2
Alabama	10.1
New Jersey	8.3
Kentucky	6.9
Louisiana	5.1
Tennessee	4.8
New York	4.4
Wisconsin	3.6

*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
BlackRock Ultra Short-Term Bond ETF
Investment Objective
The BlackRock Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.92%	5.59%	2.37%	1.84%	5.59%	12.43%	20.03%
Fund Market	2.90	5.55	2.36	1.83	5.55	12.37	19.88
ICE BofA US 6-Month Treasury Bill Index	2.70	5.28	2.17	1.55	5.28	11.35	16.67
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US 6-Month Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,029.20	$0.40	$1,000.00	$1,024.50	$0.40	0.08%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	41.2%
Commercial Paper	30.6
Certificates of Deposit	13.5
Repurchase Agreements	7.4
Asset-Backed Securities	5.4
U.S. Government & Agency Obligations	1.7
Municipal Debt Obligations	0.2
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	6.7%
Aa	36.5
A	42.9
Baa	7.0
Not Rated	6.9

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
About Fund Performance/Disclosure of Expenses
7

Schedule of Investments (unaudited)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Aimco CLO 12 Ltd., 7.02%, 01/17/32 (Call 07/17/24), (3-mo. SOFR + 1.700%)(a)(b)	USD 250	$250,200
American Express Credit Account Master Trust, 5.15%, 09/15/30	USD 5,770	5,761,825
AMMC CLO 21 Ltd., 7.27%, 11/02/30 (Call 05/02/24), (3-mo. SOFR + 1.941%)(a)(b)	USD 705	704,712
Anchorage Capital CLO 4-R Ltd. Series 2014-4RA, Class A, 6.64%, 01/28/31 (Call 07/28/24), (3-mo. SOFR + 1.312%)(a)(b)	USD 2,344	2,337,799
Anchorage Capital CLO 7 Ltd. Series 2015-7A, Class AR2, 6.68%, 01/28/31 (Call 07/28/24), (3-mo. SOFR + 1.352%)(a)(b)	USD 10,208	10,208,756
Apidos CLO XII, 6.67%, 04/15/31 (Call 07/15/24), (3-mo. SOFR + 1.342%)(a)(b)	USD 426	426,958
AutoFlorence 2 SRL
4.52%, 12/24/44 (Call 10/24/26), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 5,055	5,396,764
4.57%, 12/24/44 (Call 10/24/26), (1-mo. EURIBOR + 0.750%)(b)(c)	EUR 440	467,020
AutoFlorence 3 SRL, 6.17%, 12/25/46 (Call 05/25/28), (1-mo. EURIBOR + 2.350%)(b)(c)	EUR 359	387,349
Autonoria Spain FT, 5.82%, 01/26/40 (Call 04/25/28), (1-mo. EURIBOR + 2.000%)(b)(c)	EUR 353	382,184
Azure Finance No. 3 PLC, 6.01%, 06/20/34 (Call 08/20/26), (1-day SONIA + 0.800%)(b)(c)	GBP 971	1,215,438
BA Credit Card Trust, 4.98%, 11/15/28	USD 4,705	4,665,263
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 6.87%, 04/16/37 (Call 04/16/26), (3-mo. SOFR + 1.550%)(a)(b)	USD 2,235	2,238,903
Bain Capital Credit CLO Ltd. Series 2017-1A, Class A1R, 6.56%, 07/20/30 (Call 07/20/24), (3-mo. SOFR + 1.232%)(a)(b)	USD 1,682	1,682,254
Barings CLO Ltd., 6.66%, 04/20/31 (Call 07/20/24), (3-mo. SOFR + 1.332%)(a)(b)	USD 550	550,435
Bavarian Sky SA, 4.29%, 03/20/32 (Call 04/20/28), (1-mo. EURIBOR + 0.430%)(b)(c)	EUR 1,500	1,601,425
BDS Ltd., 6.50%, 11/16/38 (Call 05/16/24), (1-mo. CME Term SOFR + 1.184%)(a)(b)	USD 2,773	2,743,707
Benefit Street Partners CLO IV Ltd., 7.22%, 04/20/34, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 4,000	4,006,243
Benefit Street Partners CLO VIII Ltd. Series 2015-8A, Class A1AR, 6.69%, 01/20/31 (Call 07/20/24), (3-mo. SOFR + 1.362%)(a)(b)	USD 500	501,231
Benefit Street Partners CLO XII Ltd., 6.54%, 10/15/30 (Call 07/15/24), (3-mo. SOFR + 1.212%)(a)(b)	USD 930	931,097
BHG Securitization Trust, 3.75%, 06/18/35 (Call 11/17/28)(a)	USD 25	25,197
Security	Par (000)	Value
BPCE Consumer Loans FCT, 1.00%, 12/31/42 (Call 07/31/30), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 2,000	$2,134,401
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD 277	275,422
Bryant Park Funding Ltd., 6.93%, 04/15/37 (Call 04/15/26), (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD 1,440	1,445,238
Carlyle C17 CLO Ltd. Series C17A, Class A1AR, 6.61%, 04/30/31 (Call 04/30/24), (3-mo. SOFR + 1.292%)(a)(b)	USD 795	798,613
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class A1R2, 6.55%, 04/17/31 (Call 07/17/24), (3-mo. SOFR + 1.232%)(a)(b)	USD 3,691	3,691,201
CarMax Auto Owner Trust, 4.92%, 10/16/28 (Call 11/15/27)	USD 993	980,832
CarVal CLO II Ltd., 7.09%, 04/20/32 (Call 07/20/24), (3-mo. SOFR + 1.761%)(a)(b)	USD 1,500	1,497,899
CarVal CLO IX-C Ltd., 7.00%, 04/20/37 (Call 04/20/26), (3-mo. SOFR + 1.680%)(a)(b)	USD 1,000	1,005,182
Cbam Ltd. Series 2018-7A, Class A, 6.69%, 07/20/31 (Call 07/20/24), (3-mo. SOFR + 1.362%)(a)(b)	USD 656	656,576
Chase Issuance Trust, 4.60%, 01/16/29 (Call 01/15/27)	USD 4,525	4,449,115
Chesapeake Funding II LLC, 5.52%, 05/15/36(a)	USD 4,634	4,615,949
CIFC Funding Ltd.
6.76%, 11/16/30 (Call 07/17/24), (3-mo. SOFR + 1.442%)(a)(b)	USD 462	462,939
6.83%, 04/21/37 (Call 04/21/26), (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 2,500	2,505,213
Series 2018-1A, Class A, 6.59%, 04/18/31 (Call 07/18/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 7,671	7,681,838
Series 2018-2A, Class A1, 6.63%, 04/20/31 (Call 07/20/24), (3-mo. SOFR + 1.302%)(a)(b)	USD 1,091	1,090,492
Citibank Credit Card Issuance Trust, 6.21%, 05/14/29, (1-mo. CME Term SOFR + 0.884%)(b)	USD 30,028	30,284,950
CNH Equipment Trust, 4.77%, 06/15/29 (Call 01/15/28)	USD 3,534	3,478,362
College Ave Student Loans LLC Series 2021-A, Class A1, 6.53%, 07/25/51 (Call 02/25/32), (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 167	166,403
Compartment BL Consumer Credit
4.72%, 09/25/41 (Call 03/25/27), (1-mo. EURIBOR + 0.900%)(b)	EUR 817	872,281
4.45%, 09/25/41 (Call 03/25/27), (1-mo. EURIBOR + 0.630%)(b)	EUR 1,799	1,922,401
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A, 1.00%, 05/15/30 (Call 11/15/24)(a)	USD 617	614,034
Delamare Cards MTN Issuer PLC, 6.01%, 04/19/31 (Call 07/19/25), (1-day SONIA + 0.800%)(b)(c)	GBP 3,610	4,525,721
8
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class A2, 0.56%, 12/11/34(a)	USD 327	$326,527
Dowson PLC
6.96%, 01/20/29 (Call 05/20/25), (1-day SONIA + 1.750%)(b)(c)	GBP 646	812,351
6.13%, 01/20/29, (1-day SONIA + 0.920%)(c)	GBP 203	253,703
7.91%, 08/20/29 (Call 05/20/25), (1-day SONIA + 2.700%)(b)(c)	GBP 3,806	4,784,556
Dryden 68 CLO Ltd., 6.76%, 07/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	999,681
Dryden 77 CLO Ltd. Series 2020-77A, Class XR, 6.58%, 05/20/34 (Call 05/20/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 141	140,548
Dryden XXVI Senior Loan Fund, 7.04%, 04/15/29 (Call 07/15/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 600	600,989
Dryden XXVIII Senior Loan Fund, 6.77%, 08/15/30 (Call 05/15/24), (3-mo. SOFR + 1.462%)(a)(b)	USD 2,833	2,834,215
Dutch Property Finance BV
4.68%, 10/28/59 (Call 01/28/27), (3-mo. EURIBOR + 0.750%)(b)(c)	EUR 7,022	7,506,990
Series 2021-2, Class A, 4.56%, 04/28/59 (Call 04/28/26), (3-mo. EURIBOR + 0.700%)(b)(c)	EUR 4,293	4,586,836
Elevation CLO Ltd. Series 2014-2A, Class A1R, 6.82%, 10/15/29 (Call 07/15/24), (3-mo. SOFR + 1.492%)(a)(b)	USD 10	9,774
Elmwood CLO 26 Ltd., 6.79%, 04/18/37 (Call 04/18/26), (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD 3,740	3,768,957
Elvet Mortgages PLC Series 2021-1, , 5.60%, 10/22/63, (1-day SONIA + 0.370%)(c)	GBP 2,409	3,004,424
Enterprise Fleet Financing LLC
5.42%, 10/22/29 (Call 09/20/26)(a)	USD 7,150	7,085,265
5.23%, 03/20/30 (Call 09/20/27)(a)	USD 3,346	3,321,312
5.16%, 09/20/30 (Call 09/20/27)(a)	USD 223	219,522
Enterprise Fleet Funding LLC Series 2021-1, Class A2, 0.44%, 12/21/26 (Call 07/20/24)(a)	USD 253	252,061
Ford Credit Auto Owner Trust
5.82%, 06/15/26 (Call 01/15/27), (30-day SOFR + 0.490%)(b)	USD 2,732	2,733,243
5.53%, 09/15/28 (Call 07/15/27)	USD 9,198	9,219,199
5.28%, 02/15/36 (Call 08/15/28)(a)	USD 7,052	7,008,527
4.87%, 08/15/36 (Call 02/15/29)(a)	USD 5,786	5,661,903
Ford Credit Floorplan Master Owner Trust A, 6.58%, 05/15/28, (30-day SOFR + 1.250%)(a)(b)	USD 18,735	19,005,616
Fortuna Consumer Loan ABS DAC
5.21%, 02/18/34 (Call 05/18/27), (1-mo. EURIBOR + 1.350%)(b)(c)	EUR 200	214,763
6.16%, 02/18/34 (Call 05/18/27), (1-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	108,164
Foundation Finance Trust, 5.50%, 12/15/49 (Call 09/15/29)(a)	USD 3,033	3,004,214
Galaxy XV CLO Ltd. Series 2013-15A, Class ARR, 6.56%, 10/15/30 (Call 07/15/24), (3-mo. SOFR + 1.232%)(a)(b)	USD 395	395,379
Security	Par (000)	Value
Galaxy XXII CLO Ltd., 6.79%, 04/16/34 (Call 07/16/24), (3-mo. CME Term SOFR + 1.462%)(a)(b)	USD 1,000	$1,002,788
Generate CLO 2 Ltd., 6.74%, 01/22/31 (Call 07/22/24), (3-mo. SOFR + 1.412%)(a)(b)	USD 1,130	1,130,063
Gilbert Park CLO Ltd., 6.78%, 10/15/30 (Call 07/15/24), (3-mo. SOFR + 1.452%)(a)(b)	USD 129	129,292
Ginkgo Personal Loans, 4.63%, 09/23/44 (Call 01/23/28), (1-mo. EURIBOR + 0.790%)(b)(c)	EUR 1,800	1,928,157
GM Financial Revolving Receivables Trust
5.77%, 08/11/36 (Call 11/11/28)(a)	USD 5,289	5,359,888
4.98%, 12/11/36 (Call 03/11/29)(a)	USD 2,233	2,195,136
Grippen Park CLO Ltd., 6.85%, 01/20/30 (Call 07/20/24), (3-mo. SOFR + 1.522%)(a)(b)	USD 144	144,200
Highbridge Loan Management Series 3A-2014, Class A1R, 6.77%, 07/18/29 (Call 07/18/24), (3-mo. SOFR + 1.442%)(a)(b)	USD 287	287,579
Hill FL BV
5.91%, 02/18/32 (Call 12/18/27), (1-mo. EURIBOR + 2.050%)(b)(c)	EUR 100	107,360
7.06%, 02/18/32 (Call 12/18/27), (1-mo. EURIBOR + 3.200%)(b)(c)	EUR 100	107,336
Hyundai Auto Receivables Trust
5.48%, 04/17/28 (Call 10/15/27)	USD 256	255,936
4.99%, 02/15/29 (Call 03/15/28)	USD 12,120	11,998,344
John Deere Owner Trust, 4.96%, 11/15/28 (Call 10/15/27)	USD 9,312	9,205,245
KKR CLO 21 Ltd., 6.59%, 04/15/31 (Call 07/15/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 4,691	4,693,369
Koromo Italy SRL, 4.62%, 02/26/35 (Call 12/26/25), (1-mo. EURIBOR + 0.800%)(b)(c)	EUR 3,387	3,621,972
LCM 29 Ltd. Series 29A, Class AR, 6.66%, 04/15/31 (Call 07/15/24), (3-mo. SOFR + 1.332%)(a)(b)	USD 2,600	2,598,680
London Cards No. 2 PLC
7.70%, 03/28/34(c)	GBP 100	125,350
6.60%, 03/28/34 (Call 03/28/27), (1-day SONIA + 1.400%)(b)(c)	GBP 904	1,133,475
8.65%, 03/28/34 (Call 03/28/27), (1-day SONIA + 3.450%)(b)(c)	GBP 100	125,344
Lt Autorahoitus IV DAC, 4.55%, 07/18/33 (Call 10/18/27), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 1,802	1,929,029
Madison Park Funding L Ltd., 6.73%, 04/19/34 (Call 07/19/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 500	499,899
Madison Park Funding LIX Ltd. Series 2021 59A, Class A, 6.73%, 01/18/34 (Call 07/18/24), (3 mo. LIBOR US + 1.140%)(a)(b)	USD 750	751,109
Madison Park Funding XIII Ltd. Series 2014-13A, Class AR2, 6.54%, 04/19/30 (Call 07/19/24), (3-mo. SOFR + 1.212%)(a)(b)	USD 1,361	1,362,119
Schedule of Investments
9

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Madison Park Funding XIX Ltd., 7.57%, 01/22/37 (Call 01/22/26), (3-mo. SOFR + 2.250%)(a)(b)	USD 6,250	$6,282,821
Madison Park Funding XLVI Ltd., 7.24%, 10/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 2,650	2,661,411
Madison Park Funding XLVIII Ltd., 7.04%, 04/19/33 (Call 07/19/24), (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 2,700	2,701,200
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2, 6.59%, 07/21/30 (Call 07/21/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 1,478	1,478,999
Mariner CLO LLC, 6.90%, 01/23/37 (Call 01/23/26), (3-mo. SOFR + 1.590%)(a)(b)	USD 680	682,472
Marzio Finance Srl, 4.73%, 05/28/49 (Call 06/28/31), (1-mo. EURIBOR + 0.880%)(b)(c)	EUR 1,094	1,171,961
MMAF Equipment Finance LLC, 4.95%, 07/14/31 (Call 04/13/30)(a)	USD 1,197	1,176,547
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 6.44%, 04/15/69 (Call 01/15/32), (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 4,389	4,389,355
Series 2021-BA, Class A, 0.94%, 07/15/69 (Call 04/15/29)(a)	USD 4,469	3,857,844
Series 2021-DA, Class A, 6.51%, 04/15/60 (Call 05/15/32), (PRIME - 1.990%)(a)(b)	USD 4,685	4,504,700
Navient Student Loan Trust, 7.03%, 03/15/72, (30-day SOFR + 1.700%)(a)(b)	USD 2,520	2,541,591
Nelnet Student Loan Trust
6.17%, 04/20/62 (Call 09/20/31), (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD 3,845	3,813,274
6.12%, 04/20/62 (Call 01/20/32), (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD 2,049	2,027,251
7.15%, 11/25/53 (Call 01/25/32)(a)	USD 1,553	1,542,612
Series 2021-A, Class A1, 6.23%, 04/20/62 (Call 02/20/29), (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 4,796	4,761,050
Series 2021-BA, Class AFL, 6.21%, 04/20/62 (Call 07/20/29), (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD 8,547	8,480,250
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR2, 6.62%, 01/28/30 (Call 07/28/24), (3-mo. SOFR + 1.292%)(a)(b)	USD 289	288,956
Neuberger Berman Loan Advisers CLO 35 Ltd., 6.63%, 01/19/33 (Call 01/19/25), (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD 4,750	4,757,137
NewDay Funding
6.86%, 03/15/32 (Call 03/15/27), (1-day SONIA + 1.650%)(b)(c)	GBP 155	193,738
7.61%, 03/15/32 (Call 03/15/27), (1-day SONIA + 2.400%)(b)(c)	GBP 110	137,491
Newday Funding Master Issuer PLC, 6.71%, 11/15/31 (Call 05/15/24), (1-day SONIA + 1.500%)(b)(c)	GBP 1,306	1,644,891
Niagara Park CLO Ltd., 6.58%, 07/17/32 (Call 07/17/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 1,775	1,774,457
Security	Par (000)	Value
Oaktree CLO Ltd., 6.85%, 04/20/37 (Call 04/20/26), (3-mo. SOFR + 1.550%)(a)(b)	USD 2,000	$2,007,062
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 6.59%, 01/25/31 (Call 07/25/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 2,064	2,065,277
OHA Credit Partners XI Ltd., 7.24%, 01/20/32 (Call 07/20/24), (3-mo. SOFR + 1.911%)(a)(b)	USD 4,300	4,314,619
OneMain Direct Auto Receivables Trust, 6.93%, 03/14/29 (Call 05/14/26), (30-day SOFR + 1.600%)(a)(b)	USD 8,825	8,872,963
OneMain Financial Issuance Trust
6.09%, 06/16/36 (Call 06/14/26), (30-day SOFR + 0.760%)(a)(b)	USD 1,843	1,838,964
5.50%, 06/14/38 (Call 06/14/28)(a)	USD 1,352	1,346,436
6.83%, 09/15/36 (Call 09/14/26), (30-day SOFR + 1.500%)(a)(b)	USD 2,201	2,235,996
Palmer Square CLO Ltd.
7.47%, 10/20/33 (Call 10/20/24), (3-mo. SOFR + 2.150%)(a)(b)	USD 4,000	4,022,680
Series 2015-2, 6.69%, 07/20/30 (Call 07/20/24), (3-mo. SOFR + 1.362%)(a)(b)	USD 1,568	1,564,882
Series 2021-3A, Class A1, 6.74%, 01/15/35 (Call 07/15/24), (3-mo. SOFR + 1.412%)(a)(b)	USD 500	500,729
PCL Funding VI PLC, 6.61%, 07/15/26, (1-day SONIA + 1.400%)(c)	GBP 6,611	8,277,496
PCL Funding VIII PLC
6.39%, 05/15/28 (Call 05/15/26), (1-day SONIA + 1.180%)(b)(c)	GBP 3,193	4,015,213
7.71%, 05/15/28, (1-day SONIA + 2.500%)(c)	GBP 592	742,802
PFS Financing Corp., 6.48%, 08/15/27, (30-day SOFR + 1.150%)(a)(b)	USD 11,549	11,613,350
Pikes Peak CLO 1 Series 2018-1A, Class A, 6.76%, 07/24/31 (Call 07/24/24), (3-mo. SOFR + 1.442%)(a)(b)	USD 1,372	1,375,261
Porsche Financial Auto Securitization Trust, 5.79%, 01/22/29 (Call 12/22/26)(a)	USD 4,850	4,875,405
Post CLO Ltd., 6.87%, 04/20/37 (Call 04/20/26), (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,000	997,440
Prodigy Finance DAC Series 2021-1A, Class A, 6.68%, 07/25/51 (Call 11/25/26), (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD 610	605,684
Rad CLO 7 Ltd., 6.67%, 04/17/36 (Call 04/17/25), (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 1,570	1,569,937
Red & Black Auto Germany 8 UG Class B, 4.63%, 09/15/30 (Call 12/15/25), (1-mo. EURIBOR + 0.750%)(b)(c)	EUR 224	239,280
Red & Black Auto Italy SRL Class A, 4.55%, 12/28/31 (Call 08/28/25), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 5,310	5,667,350
Regatta VIII Funding Ltd., 1.00%, 04/17/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 4,350	4,350,000
Regatta XXVII Funding Ltd., 6.83%, 04/26/37 (Call 04/26/26), (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD 1,500	1,499,907
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romark WM-R Ltd. Series 2018-1A, Class A1, 6.62%, 04/20/31 (Call 07/20/24), (3-mo. SOFR + 1.292%)(a)(b)	USD 3,186	$3,193,433
RR 8 Ltd., 7.16%, 04/15/33 (Call 07/15/24), (3-mo. SOFR + 1.831%)(a)(b)	USD 2,000	2,005,407
Satus PLC
6.81%, 08/17/28 (Call 11/17/24), (1-day SONIA + 1.600%)(b)(c)	GBP 296	370,808
6.10%, 01/17/31 (Call 05/17/27), (1-day SONIA + 0.900%)(b)(c)	GBP 1,249	1,561,937
7.25%, 01/17/31 (Call 05/17/27), (1-day SONIA + 2.050%)(b)(c)	GBP 102	127,454
6.45%, 01/17/31 (Call 05/17/27), (1-day SONIA + 1.250%)(b)(c)	GBP 337	421,098
SC Germany SA Compartment Consumer
1.00%, 01/14/38 (Call 03/14/30), (1-mo. EURIBOR + 1.000%)(b)(c)	EUR 1,200	1,281,836
1.00%, 01/14/38 (Call 03/14/30), (1-mo. EURIBOR + 1.300%)(b)(c)	EUR 300	320,384
SFS Auto Receivables Securitization Trust, 5.89%, 03/22/27 (Call 06/20/27)(a)	USD 6,569	6,572,931
Signal Peak CLO 2 LLC Series 2015-1A, Class AR2, 6.57%, 04/20/29 (Call 07/20/24), (3-mo. SOFR + 1.242%)(a)(b)	USD 245	245,241
Silverstone Master Issuer PLC, 5.52%, 01/21/70 (Call 04/21/27), (1-day SONIA + 0.290%)(b)(c)	GBP 3,485	4,342,180
Sixth Street CLO XX Ltd., 7.24%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	1,003,826
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 5.99%, 06/15/33 (Call 06/15/24), (3-mo. SOFR + 0.662%)(b)	USD 1,710	1,698,210
Series 2005-A, Class A4, 5.90%, 12/15/38 (Call 06/15/24), (3-mo. SOFR + 0.572%)(b)	USD 5,738	5,648,153
Series 2005-B, Class A4, 5.92%, 06/15/39 (Call 06/15/25), (3-mo. SOFR + 0.592%)(b)	USD 3,458	3,386,463
Series 2006-A, Class A5, 5.88%, 06/15/39 (Call 12/15/27), (3-mo. SOFR + 0.552%)(b)	USD 8,154	7,912,211
Series 2006-B, Class A5, 5.86%, 12/15/39 (Call 12/15/26), (3-mo. SOFR + 0.532%)(b)	USD 5,772	5,624,358
SMB Private Education Loan Trust
6.78%, 02/16/55, (30-day SOFR + 1.450%)(a)(b)	USD 12,000	12,029,739
7.18%, 05/16/50, (30-day SOFR + 1.850%)(a)(b)	USD 3,933	3,971,877
7.13%, 10/15/58, (30-day SOFR + 1.800%)(a)(b)	USD 15,853	16,131,812
6.44%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 1,614	1,618,024
7.13%, 10/16/56, (30-day SOFR + 1.800%)(a)(b)	USD 6,640	6,764,890
6.88%, 11/15/52, (30-day SOFR + 1.550%)(a)(b)	USD 5,777	5,824,312
Series 2017-A, Class A2B, 6.34%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 3,120	3,115,235
SoFi Personal Loan Trust, 1.00%, 02/12/31(d)	USD 3,618	3,637,175
Security	Par (000)	Value
SoFi Professional Loan Program LLC
3.34%, 08/25/47 (Call 11/25/25)(a)	USD 696	$681,261
3.59%, 01/25/48 (Call 05/25/26)(a)	USD 943	913,715
2.65%, 09/25/40 (Call 04/25/25)(a)	USD 658	632,307
Symphony CLO XVI Ltd. Series 2015-16A, Class AR, 6.74%, 10/15/31 (Call 07/15/24), (3-mo. SOFR + 1.412%)(a)(b)	USD 466	467,346
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 4.54%, 09/23/38 (Call 02/23/28), (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 7,488	7,969,601
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 4.80%, 10/28/40 (Call 09/28/27), (1-mo. EURIBOR + 0.950%)(b)(c)	EUR 1,116	1,161,863
TCI-Symphony CLO Ltd.
6.61%, 10/13/32 (Call 07/13/24), (3-mo. SOFR + 1.282%)(a)(b)	USD 4,631	4,638,239
6.52%, 07/15/30 (Call 07/15/24), (3-mo. SOFR + 1.192%)(a)(b)	USD 2,981	2,981,526
TICP CLO IX Ltd. Series 2017-9A, Class A, 6.73%, 01/20/31 (Call 07/20/24), (3-mo. SOFR + 1.402%)(a)(b)	USD 203	203,231
TICP CLO VII Ltd., 7.23%, 04/15/33 (Call 04/15/25), (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 885	888,082
TICP CLO XI Ltd., 6.82%, 04/25/37 (Call 04/25/26), (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD 1,130	1,130,202
Together Asset-Backed Securitisation PLC, 5.93%, 07/12/63, (1-day SONIA + 0.700%)(c)	GBP 1,381	1,724,822
Tower Bridge Funding PLC
8.20%, 01/20/66(c)	GBP 113	142,484
9.20%, 01/20/66(c)	GBP 113	142,583
6.40%, 05/20/66 (Call 05/20/27), (1-day SONIA + 1.200%)(b)(c)	GBP 168	209,976
6.80%, 05/20/66 (Call 05/20/27), (1-day SONIA + 1.600%)(b)(c)	GBP 100	124,985
6.08%, 05/20/66(c)	GBP 667	833,513
Toyota Auto Receivables Owner Trust, 5.54%, 08/15/28 (Call 09/15/27)	USD 7,030	7,045,565
Trestles CLO V Ltd., 6.76%, 10/20/34 (Call 07/20/24), (3-mo. SOFR + 1.432%)(a)(b)	USD 7,640	7,658,030
Verizon Master Trust
4.83%, 12/22/31 (Call 12/20/28)(a)	USD 2,048	2,005,491
5.00%, 12/20/28 (Call 12/20/25)	USD 16,907	16,758,514
Volkswagen Auto Loan Enhanced Trust, 5.48%, 12/20/28 (Call 06/20/27)	USD 12,841	12,853,327
Voya CLO Series 2017-2A, Class A1R, 6.57%, 06/07/30 (Call 07/15/24), (3-mo. SOFR + 1.242%)(a)(b)	USD 2,392	2,394,437
Voya CLO Ltd., 6.65%, 04/15/31 (Call 07/15/24), (3-mo. SOFR + 1.322%)(a)(b)	USD 857	857,283
Voya Ltd. Series 2012-4, , 6.59%, 10/15/30 (Call 07/15/24), (3-mo. SOFR + 1.262%)(a)(b)	USD 7,350	7,358,511
Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Westlake Automobile Receivables Trust
6.08%, 07/15/26 (Call 08/15/26), (30-day SOFR + 0.750%)(a)(b)	USD 2,807	$2,809,410
6.24%, 07/15/27 (Call 11/15/26)(a)	USD 10,297	10,378,023
Youni Italy SRL
1.00%, 04/20/34 (Call 03/20/29), (1-mo. EURIBOR + 0.880%)(b)(c)	EUR 1,649	1,760,694
1.00%, 04/20/34 (Call 03/20/29), (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 125	133,400
Total Asset-Backed Securities — 19.9% (Cost: $594,291,166)		591,326,367
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 10.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 6.50%, 09/15/34 (Call 09/15/24), (1-mo. CME Term SOFR + 0.930%)(a)(b)	USD 7,100	6,802,686
A&D Mortgage Trust, 6.20%, 02/25/69 (Call 01/25/27)(a)(e)	USD 3,183	3,155,022
Angel Oak Mortgage Trust
5.21%, 08/25/68 (Call 01/25/27)(a)(e)	USD 6,859	6,647,256
5.99%, 01/25/69 (Call 01/25/27)(a)(e)	USD 5,573	5,522,746
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 6.47%, 09/15/34, (1-mo. CME Term SOFR + 0.897%)(a)(b)	USD 4,220	4,217,362
Bank, 6.72%, 09/15/56 (Call 09/15/28)(b)	USD 5,000	5,167,203
Barclays Mortgage Loan Trust, 5.90%, 01/25/64 (Call 01/25/27)(a)(e)	USD 3,801	3,758,589
BBCMS Mortgage Trust
5.75%, 04/15/56 (Call 04/15/33)	USD 2,860	2,824,785
Series 2018-TALL, Class A, 6.24%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD 8,630	8,198,503
Beast Mortgage Trust, 6.19%, 04/15/36 (Call 04/15/25), (1-mo. CME Term SOFR + 0.864%)(a)(b)	USD 4,729	4,677,534
Benchmark Mortgage Trust, 5.81%, 01/10/57 (Call 02/10/29)	USD 2,155	2,158,333
BMO Mortgage Trust
5.74%, 02/15/57 (Call 02/15/29)	USD 4,160	4,150,448
7.30%, 11/15/56 (Call 11/15/28)(b)	USD 1,000	1,052,366
Brass No. 11 PLC, 5.98%, 11/16/70 (Call 11/16/27), (1-day SONIA + 0.750%)(b)(c)	GBP 4,619	5,810,606
BRAVO Residential Funding Trust
6.29%, 02/25/64 (Call 02/25/27)(a)(e)	USD 9,200	9,178,208
6.39%, 10/25/63 (Call 11/25/26)(a)(e)	USD 1,439	1,436,044
BX Commercial Mortgage Trust, 6.76%, 02/15/39, (1-mo. SOFR + 1.442%)(a)(b)	USD 1,155	1,155,000
BX Trust
6.24%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 7,351	7,309,485
7.41%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD 1,970	1,968,769
8.36%, 03/15/41, (1-mo. CME Term SOFR + 3.039%)(a)(b)	USD 800	799,500
Series 2019-CALM, Class A, 6.31%, 11/15/32, (1-mo. CME Term SOFR + 0.990%)(a)(b)	USD 549	548,345
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CEDR Commercial Mortgage Trust, 6.31%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD 5,410	$5,146,628
CENT Trust, 7.94%, 09/15/38, (1-mo. SOFR + 2.620%)(a)(b)	USD 3,862	3,891,238
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54 (Call 12/10/26)	USD 2,500	2,358,208
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 6.33%, 07/25/49 (Call 07/25/29), (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 982	944,370
CIM Trust, 2.50%, 03/25/51 (Call 08/25/46)(a)(b)	USD 8,834	6,770,874
COAST Commercial Mortgage Trust, 7.91%, 08/15/36, (1-mo. SOFR + 2.591%)(a)(b)	USD 4,000	3,990,000
COLT Mortgage Loan Trust, 5.84%, 02/25/69 (Call 01/25/27)(a)(e)	USD 7,010	6,942,416
Cross Mortgage Trust, 6.09%, 12/25/68 (Call 01/25/27)(a)(e)	USD 4,821	4,772,131
Domi BV, 5.02%, 02/15/55 (Call 02/15/28), (3-mo. EURIBOR + 1.120%)(b)(c)	EUR 2,589	2,796,226
East One PLC
6.60%, 12/27/55 (Call 06/27/27), (1-day SONIA + 1.400%)(b)(c)	GBP 1,282	1,604,182
6.90%, 12/27/55 (Call 06/27/27), (1-day SONIA + 1.700%)(b)(c)	GBP 172	213,369
7.20%, 12/27/55 (Call 06/27/27), (1-day SONIA + 2.000%)(b)(c)	GBP 280	344,874
Elstree Funding No. 4 PLC, 6.33%, 10/21/55 (Call 07/21/27), (1-day SONIA + 1.120%)(b)(c)	GBP 1,265	1,587,891
Federal Home Loan Mortgage Corp., 3.50%, 02/01/35	USD 8,570	8,011,293
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD 474	449,962
2.00%, 12/25/33	USD 17,419	15,770,995
Federal National Mortgage Association REMICS, 2.50%, 04/25/34	USD 7,887	7,202,221
GCAT Trust, 3.33%, 02/25/67 (Call 03/25/25)(a)(b)	USD 9,748	8,888,866
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.24%, 02/15/38, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 6,600	5,514,815
Great Wolf Trust, 6.67%, 12/15/36, (1-mo. CME Term SOFR + 1.148%)(a)(b)	USD 1,524	1,522,427
GS Mortgage Securities Corp. Trust, 8.11%, 03/15/28, (1-mo. SOFR + 2.790%)(a)(b)	USD 2,580	2,583,225
GS Mortgage Securities Corportation Trust, 6.39%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 4,785	4,716,216
GS Mortgage-Backed Securities Corp. Trust, 2.50%, 05/25/51 (Call 11/25/45)(a)(b)	USD 3,135	2,463,588
HONO Mortgage Trust, 6.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 2,716	2,619,247
Hops Hill No. 1 PLC, 6.16%, 05/27/54 (Call 05/27/24), (1-day SONIA + 0.950%)(b)(c)	GBP 2,489	3,111,574
J.P. Morgan Mortgage Trust
2.50%, 05/25/52 (Call 05/25/43)(a)(b)	USD 3,793	3,219,301
2.50%, 06/25/52 (Call 11/25/47)(a)(b)	USD 1,237	1,047,698
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	USD 2,113	$1,957,896
6.73%, 03/15/39, (30-day SOFR + 1.400%)(a)(b)	USD 3,540	3,495,750
Series 2019-BKWD, Class A, 6.94%, 09/15/29, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD 1,226	1,158,115
JP Morgan Mortgage Trust
2.50%, 08/25/51 (Call 08/25/44)(a)(b)	USD 3,118	2,401,214
2.50%, 08/25/52 (Call 03/25/48)(a)(b)	USD 2,087	1,754,920
Jupiter Mortgage No. 1 PLC
6.93%, 07/20/55 (Call 04/22/27), (1-day SONIA + 1.700%)(b)(c)	GBP 989	1,240,071
7.48%, 07/20/55 (Call 04/22/27), (1-day SONIA + 2.250%)(b)(c)	GBP 313	393,089
8.23%, 07/20/55 (Call 04/22/27), (1-day SONIA + 3.000%)(b)(c)	GBP 213	266,369
Lanark Master Issuer PLC, 5.74%, 12/22/69 (Call 05/22/28), (1-day SONIA + 0.500%)(b)(c)	GBP 1,267	1,587,963
Lanebrook Mortgage Transaction PLC, 6.41%, 08/20/60 (Call 05/20/27), (1-day SONIA + 1.180%)(b)(c)	GBP 767	965,443
Last Mile Securities PE DAC, 4.82%, 08/17/31, (3-mo. Euribor + 0.900%)(b)(c)	EUR 3,965	4,195,673
LUX, 8.01%, 08/15/40, (1-mo. SOFR + 2.689%)(a)(b)	USD 1,649	1,665,322
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	USD 10,000	9,738,344
Morgan Stanley Capital I Trust, Series 2018-BOP, Class A, 6.22%, 08/15/33, (1-mo. CME Term SOFR + 0.897%)(a)(b)	USD 1,426	1,172,549
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56 (Call 12/15/33)(b)	USD 305	314,684
OPEN Trust, 8.41%, 10/15/28, (1-mo. SOFR + 3.089%)(a)(b)	USD 893	902,740
Polaris PLC
6.24%, 02/26/61 (Call 02/26/28), (1-day SONIA + 1.030%)(b)(c)	GBP 1,723	2,158,165
6.56%, 02/26/61 (Call 02/26/28), (1-day SONIA + 1.350%)(b)(c)	GBP 1,006	1,261,952
6.91%, 02/26/61 (Call 02/26/28), (1-day SONIA + 1.700%)(b)(c)	GBP 106	132,966
7.91%, 02/26/61 (Call 02/26/28), (1-day SONIA + 2.700%)(b)(c)	GBP 100	126,627
9.21%, 02/26/61 (Call 02/26/28), (1-day SONIA + 4.000%)(b)(c)	GBP 100	125,499
Provident Funding Mortgage Trust, 2.50%, 11/25/51 (Call 02/25/46)(a)(b)	USD 1,672	1,409,635
PRPM LLC, 4.00%, 01/25/54 (Call 01/25/26)(a)(e)	USD 812	771,318
PSMC Trust, 2.50%, 03/25/51 (Call 07/25/46)(a)(b)	USD 7,611	5,862,164
RCKT Mortgage Trust, 2.50%, 06/25/51 (Call 04/25/45)(a)(b)	USD 9,139	7,765,031
RIAL Issuer Ltd., 7.57%, 01/19/37, (1-mo. CME Term SOFR + 2.250%)(a)(b)	USD 1,500	1,500,163
Sequoia Mortgage Trust, 2.50%, 03/25/51 (Call 08/25/46)(a)(b)	USD 11,285	8,677,661
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SMRT Commercial Mortgage Trust, 6.32%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 3,570	$3,532,069
Stratton Mortgage Funding PLC
6.11%, 06/28/50 (Call 12/25/25), (1-day SONIA + 0.900%)(b)(c)	GBP 1,245	1,551,244
6.71%, 06/28/50 (Call 12/25/25), (1-day SONIA + 1.500%)(b)(c)	GBP 181	222,248
Taubman Centers Commercial Mortgage Trust, 7.51%, 05/15/37, (1-mo. CME Term SOFR + 2.186%)(a)(b)	USD 3,450	3,469,406
Together Asset Backed Securitisation PLC, 1.00%, 08/15/64 (Call 05/15/28), (1-day SONIA + 0.950%)(b)(c)	GBP 1,877	2,346,696
Together Asset-Backed Securitisation PLC
6.91%, 08/20/55 (Call 01/20/28), (1-day SONIA + 1.700%)(b)(c)	GBP 114	144,081
7.71%, 08/20/55 (Call 01/20/28), (1-day SONIA + 2.500%)(b)(c)	GBP 100	125,805
Trinity Square PLC, 6.10%, 07/15/59(c)	GBP 1,809	2,258,289
TYSN Mortgage Trust, 6.80%, 12/10/33(a)(b)	USD 1,610	1,650,112
Vita Scientia DAC, 5.23%, 02/27/33, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 9,031	9,452,063
Wells Fargo Commercial Mortgage Trust
Series 2017-SMP, Class A, 6.24%, 12/15/34, (1-mo. CME Term SOFR + 0.922%)(a)(b)	USD 17,280	16,335,320
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	USD 5,371	5,063,439
		304,174,720
Total Collaterized Mortgage Obligations — 10.3% (Cost: $308,159,740)		304,174,720
Commercial Paper — 0.3%
HSBC USA Inc.5.65%, 10/11/24	$10,000	9,749,202
Total Commercial Paper — 0.3% (Cost: $9,722,900)		9,749,202
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(a)	USD 100	92,692
7.88%, 04/01/30 (Call 10/01/26)(a)	USD 142	139,225
9.00%, 09/15/28 (Call 09/15/25)(a)(f)	USD 261	268,325
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(a)	USD 29	25,812
4.63%, 03/15/30 (Call 03/15/25)(a)	USD 27	23,838
5.00%, 08/15/27 (Call 05/13/24)(a)(f)	USD 157	149,428
		699,320
Aerospace & Defense — 1.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (Call 03/15/26)(a)	USD 39	39,211
BAE Systems PLC, 5.00%, 03/26/27 (Call 02/26/27)(a)	USD 4,373	4,310,026
Boeing Co. (The), 6.30%, 05/01/29 (Call 04/01/29)(a)	USD 3,695	3,709,678
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Bombardier Inc.
6.00%, 02/15/28 (Call 05/31/24)(a)	USD 172	$167,732
7.25%, 07/01/31 (Call 07/01/27)(a)(f)	USD 49	49,121
7.50%, 02/01/29 (Call 02/01/26)(a)(f)	USD 42	42,963
8.75%, 11/15/30 (Call 11/15/26)(a)(f)	USD 105	111,708
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	USD 887	849,855
5.05%, 06/01/29 (Call 05/01/29)	USD 2,921	2,856,183
5.40%, 01/15/27	USD 4,608	4,599,823
Lockheed Martin Corp., 4.50%, 02/15/29 (Call 01/15/29)	USD 3,627	3,527,369
Northrop Grumman Corp., 4.60%, 02/01/29 (Call 01/01/29)	USD 448	434,542
RTX Corp.
5.75%, 11/08/26 (Call 10/08/26)	USD 3,423	3,447,534
5.75%, 01/15/29 (Call 12/15/28)	USD 2,687	2,729,353
Spirit AeroSystems Inc.
9.38%, 11/30/29 (Call 11/30/25)(a)	USD 85	91,929
9.75%, 11/15/30 (Call 11/15/26)(a)	USD 23	25,444
TransDigm Inc.
6.38%, 03/01/29 (Call 03/01/26)(a)	USD 410	406,869
6.75%, 08/15/28 (Call 02/15/25)(a)	USD 721	724,063
		28,123,403
Agriculture — 0.8%
Altria Group Inc.
4.80%, 02/14/29 (Call 11/14/28)	USD 379	367,815
6.20%, 11/01/28 (Call 10/01/28)	USD 6,776	6,943,798
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)	USD 6,103	6,051,349
BAT International Finance PLC, 5.93%, 02/02/29 (Call 01/02/29)	USD 9,216	9,299,144
		22,662,106
Airlines — 0.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	USD 141	133,756
American Airlines Inc., 8.50%, 05/15/29 (Call 11/15/25)(a)	USD 74	77,084
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD 97	93,676
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD 43	41,361
4.63%, 04/15/29 (Call 10/15/28)(a)	USD 101	93,085
		438,962
Apparel — 0.0%
Crocs Inc., 4.25%, 03/15/29 (Call 05/31/24)(a)	USD 48	43,032
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	USD 27	26,114
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/24)(a)	USD 36	35,041
		104,187
Auto Manufacturers — 1.8%
Ford Motor Credit Co. LLC
5.80%, 03/05/27 (Call 02/05/27)	USD 7,412	7,362,885
6.95%, 06/10/26 (Call 05/10/26)	USD 4,447	4,514,566
7.35%, 11/04/27 (Call 10/04/27)	USD 5,190	5,368,289
General Motors Financial Co. Inc.
4.35%, 01/17/27 (Call 10/17/26)	USD 1,184	1,145,380
5.40%, 05/08/27	USD 239	237,336
5.55%, 07/15/29 (Call 06/15/29)	USD 960	944,809
5.97%, 10/15/24, (1-day SOFR + 0.620%)(b)	USD 13,613	13,623,192
Hyundai Capital America, 1.00%, 09/17/24(a)	USD 101	99,123
Security	Par (000)	Value
Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(a)(f)	USD 14,505	$14,217,646
Traton Finance Luxembourg SA, 3.75%, 03/27/27 (Call 02/27/27)(c)	EUR 2,400	2,544,177
Volkswagen Bank GmbH, 2.50%, 07/31/26(c)	EUR 3,700	3,821,662
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	USD 76	68,289
		53,947,354
Auto Parts & Equipment — 0.0%
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(a)	USD 524	524,114
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/31/24)(a)(f)	USD 53	52,937
6.75%, 05/15/28 (Call 05/15/25)(a)	USD 145	145,295
Phinia Inc., 6.75%, 04/15/29 (Call 04/15/26)(a)	USD 22	22,078
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	USD 29	27,097
		771,521
Banks — 7.4%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	USD 2,969	2,790,784
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	USD 27,544	27,191,377
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	USD 300	296,819
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	USD 7,382	7,267,750
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(b)	USD 7,182	7,224,257
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(b)	USD 2,316	2,326,773
Barclays PLC, 5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(b)	USD 3,209	3,166,500
Citigroup Inc.
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(b)	USD 8,414	8,228,593
6.72%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)	USD 20,402	20,415,465
Credit Suisse AG/New York, 5.00%, 07/09/27	USD 1,284	1,255,786
Freedom Mortgage Corp.
12.00%, 10/01/28 (Call 10/01/25)(a)	USD 27	28,897
12.25%, 10/01/30 (Call 10/01/26)(a)	USD 27	29,301
Goldman Sachs Group Inc. (The)
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	USD 9,138	8,428,969
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(b)	USD 6,782	6,793,039
HSBC Holdings PLC, 6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	USD 2,680	2,710,298
HSBC USA Inc., 5.29%, 03/04/27	USD 6,265	6,243,677
JPMorgan Chase & Co.
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(b)	USD 179	176,461
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	USD 2,236	2,212,135
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(b)	USD 18,807	18,758,361
5.57%, 04/22/28 (Call 04/22/27), (1-day SOFR +0.930%)(b)	USD 4,624	4,620,355
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(b)	USD 4,048	$4,095,595
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(b)	USD 12,566	12,822,454
KBC Group NV, 4.25%, 11/28/29 (Call 11/28/28), (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 1,500	1,622,519
Morgan Stanley
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	USD 5,710	5,619,554
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	USD 674	669,878
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(b)	USD 2,662	2,662,565
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	USD 7,054	7,203,328
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(b)	USD 9,484	9,779,065
Morgan Stanley Bank NA, 5.88%, 10/30/26 (Call 09/30/26)	USD 9,220	9,299,806
Royal Bank of Canada
4.88%, 01/19/27	USD 1,372	1,354,919
6.00%, 11/01/27	USD 107	109,077
Truist Financial Corp., 5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(b)	USD 2,349	2,301,021
U.S. Bancorp., 5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(b)	USD 830	818,451
UBS Group AG, 1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(a)(b)	USD 9,775	8,852,342
Wells Fargo & Co.
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(b)	USD 5,139	5,038,943
5.71%, 04/22/28 (Call 04/22/27), (1-day SOFR +1.070%)(b)	USD 5,506	5,509,828
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(b)	USD 9,559	9,792,804
		217,717,746
Biotechnology — 0.4%
Amgen Inc., 5.25%, 03/02/25	USD 11,227	11,183,224
Building Materials — 0.0%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)	USD 56	55,054
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(a)	USD 3	2,973
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	USD 43	40,391
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28 (Call 05/31/24)(a)	USD 240	232,165
Standard Industries Inc./NJ
4.38%, 07/15/30 (Call 07/15/25)(a)	USD 60	53,139
4.75%, 01/15/28 (Call 05/31/24)(a)	USD 279	263,162
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31 (Call 01/15/27)(a)	USD 65	66,777
		713,661
Chemicals — 0.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(a)	USD 153	133,667
Security	Par (000)	Value
Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(a)	USD 174	$166,924
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	USD 27	23,136
5.38%, 05/15/27 (Call 02/15/27)	USD 349	330,201
5.75%, 11/15/28 (Call 05/13/24)(a)	USD 30	27,551
Element Solutions Inc., 3.88%, 09/01/28 (Call 05/31/24)(a)	USD 347	312,330
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/31/24)(a)	USD 200	172,631
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28 (Call 06/01/25)(a)	USD 200	212,224
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 05/31/24)(a)	USD 244	231,587
		1,610,251
Commercial Services — 0.2%
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(a)	USD 253	253,559
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 05/31/24)(a)	USD 137	136,638
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/28 (Call 06/01/24)(a)	USD 1,001	898,644
APX Group Inc., 6.75%, 02/15/27 (Call 05/31/24)(a)	USD 94	93,376
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(f)	USD 332	311,934
Boost Newco Borrower LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)	USD 423	436,575
Champions Financing Inc., 8.75%, 02/15/29 (Call 02/15/26)(a)	USD 29	29,636
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/31/24)(a)(f)	USD 142	122,862
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(a)	USD 75	71,328
7.75%, 02/15/28 (Call 02/15/25)(a)	USD 109	110,196
Global Payments Inc., 1.20%, 03/01/26 (Call 02/01/26)	USD 3,519	3,248,936
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(a)	USD 98	95,183
Korn Ferry, 4.63%, 12/15/27 (Call 05/31/24)(a)	USD 76	72,068
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	USD 66	62,296
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	USD 102	92,897
6.25%, 01/15/28 (Call 05/31/24)(a)(f)	USD 80	78,153
Sabre GLBL Inc., 8.63%, 06/01/27 (Call 03/01/25)(a)	USD 72	63,711
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 05/31/24)(a)	USD 113	108,799
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(a)	USD 261	243,232
Williams Scotsman Inc., 6.13%, 06/15/25 (Call 05/16/24)(a)	USD 150	149,437
		6,679,460
Computers — 0.0%
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	USD 41	43,583
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Seagate HDD Cayman, 8.25%, 12/15/29 (Call 07/15/26)(a)(f)	USD 83	$88,219
		131,802
Cosmetics & Personal Care — 0.0%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (Call 07/16/26)(a)	USD 40	40,024
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)(f)	USD 38	33,299
Diversified Financial Services — 0.8%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	USD 75	77,254
American Express Co., 6.28%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(b)(f)	USD 8,399	8,461,579
Aretec Group Inc., 10.00%, 08/15/30 (Call 10/15/26)(a)	USD 27	29,328
Capital One Financial Corp., 4.17%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.370%)(b)	USD 6,968	6,965,027
Charles Schwab Corp. (The), 6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(b)	USD 3,857	3,947,457
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	USD 10	10,053
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(a)	USD 72	71,932
8.00%, 02/15/27 (Call 08/15/26)(a)	USD 23	23,572
8.00%, 06/15/28 (Call 12/15/27)(a)	USD 27	27,806
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	USD 200	179,942
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(a)	USD 10	9,971
6.50%, 03/26/31 (Call 01/26/31)(a)	USD 25	25,019
8.13%, 03/30/29 (Call 09/30/25)(a)(f)	USD 909	950,545
8.38%, 05/01/28 (Call 05/01/25)(a)	USD 27	28,346
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/16/24)(a)	USD 2,209	1,997,896
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 05/31/24)(a)	USD 160	155,650
5.13%, 12/15/30 (Call 12/15/25)(a)	USD 178	159,905
6.00%, 01/15/27 (Call 05/31/24)(a)	USD 75	73,492
Navient Corp., 9.38%, 07/25/30 (Call 10/25/29)	USD 64	65,843
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)(f)	USD 58	53,360
4.00%, 09/15/30 (Call 09/15/25)(f)	USD 27	22,710
6.63%, 01/15/28 (Call 07/15/27)	USD 96	95,694
7.88%, 03/15/30 (Call 12/15/26)	USD 59	60,200
9.00%, 01/15/29 (Call 07/15/25)	USD 61	63,951
PennyMac Financial Services Inc., 7.88%, 12/15/29 (Call 12/15/26)(a)	USD 43	43,888
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 05/31/24)(a)	USD 154	141,393
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	USD 42	38,961
		23,780,774
Electric — 1.4%
Calpine Corp., 5.13%, 03/15/28 (Call 05/31/24)(a)	USD 98	92,959
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 05/13/24)(a)	USD 82	77,273
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	USD 2,105	$1,976,081
DTE Electric Co., 4.85%, 12/01/26	USD 2,827	2,800,694
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	USD 2,324	2,177,739
4.85%, 01/05/29 (Call 12/05/28)	USD 1,295	1,258,258
Edison International, 4.70%, 08/15/25	USD 654	644,119
Eversource Energy
4.75%, 05/15/26	USD 1,534	1,505,850
5.00%, 01/01/27	USD 2,689	2,644,958
5.45%, 03/01/28 (Call 02/01/28)	USD 1,702	1,688,545
Exelon Corp., 5.15%, 03/15/28 (Call 02/15/28)	USD 4,260	4,203,490
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	USD 1,478	1,397,087
4.26%, 09/01/24	USD 8,170	8,124,269
6.05%, 03/01/25	USD 79	79,156
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 05/31/24)(a)	USD 41	40,826
7.25%, 01/15/29 (Call 10/15/28)(a)(f)	USD 29	29,374
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 05/31/24)(a)	USD 95	84,945
Sempra, 3.30%, 04/01/25 (Call 03/01/25)	USD 909	888,633
Southern California Edison Co.
5.30%, 03/01/28 (Call 02/01/28)	USD 41	40,769
Series K, 0.98%, 08/01/24	USD 9,409	9,291,432
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	USD 27	28,567
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	USD 3,458	3,283,175
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 05/13/24)(a)	USD 78	75,890
		42,434,089
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(a)	USD 32	31,789
7.13%, 06/15/25 (Call 05/31/24)(a)	USD 118	118,078
		149,867
Electronics — 0.0%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(a)	USD 101	93,000
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)	USD 100	89,529
		182,529
Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 05/31/24)(a)	USD 95	86,473
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(a)	USD 226	242,520
Dycom Industries Inc., 4.50%, 04/15/29 (Call 05/31/24)(a)	USD 27	24,867
		353,860
Entertainment — 0.1%
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/31/24)(a)(f)	USD 78	70,975
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)	USD 17	15,170
7.00%, 02/15/30 (Call 02/15/26)(a)	USD 461	464,238
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/02/24)(a)	USD 90	90,000
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)	USD 171	$161,563
5.50%, 04/01/27 (Call 05/31/24)(a)	USD 204	198,637
5.75%, 04/01/30 (Call 04/01/25)(a)	USD 44	41,868
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(a)	USD 118	106,953
4.75%, 10/15/27 (Call 05/31/24)(a)(f)	USD 72	67,858
6.50%, 05/15/27 (Call 05/31/24)(a)	USD 114	114,224
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(a)	USD 200	178,318
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30 (Call 08/01/25)(a)	USD 28	28,429
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 05/13/24)(a)	USD 49	46,581
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)	USD 27	25,543
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 05/31/24)(a)	USD 98	94,564
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD 85	78,870
7.13%, 02/15/31 (Call 11/15/30)(a)	USD 10	10,143
		1,793,934
Environmental Control — 0.0%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 05/31/24)(a)	USD 45	43,338
5.13%, 07/15/29 (Call 07/15/24)(a)	USD 27	25,726
GFL Environmental Inc.
4.00%, 08/01/28 (Call 05/13/24)(a)(f)	USD 178	161,336
6.75%, 01/15/31 (Call 01/15/27)(a)	USD 153	154,237
		384,637
Food — 0.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 05/31/24)(a)	USD 89	78,531
4.63%, 01/15/27 (Call 05/31/24)(a)	USD 105	100,326
5.88%, 02/15/28 (Call 05/31/24)(a)	USD 68	66,638
6.50%, 02/15/28 (Call 02/15/25)(a)(f)	USD 27	26,975
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 05/31/24)(a)(f)	USD 222	205,474
Fiesta Purchaser Inc., 7.88%, 03/01/31 (Call 03/01/27)(a)	USD 31	31,588
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	USD 51	45,456
4.88%, 05/15/28 (Call 11/15/27)(a)	USD 61	58,229
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	USD 27	24,202
5.50%, 10/15/27 (Call 05/31/24)(a)	USD 90	87,117
Post Holdings Inc., 4.63%, 04/15/30 (Call 04/15/25)(a)	USD 61	55,090
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 05/31/24)(a)(f)	USD 38	32,787
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	USD 27	24,552
4.75%, 02/15/29 (Call 05/31/24)(a)	USD 27	25,155
6.88%, 09/15/28 (Call 09/15/25)(a)	USD 30	30,255
		892,375
Security	Par (000)	Value
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 05/31/24)(a)	USD 135	$128,180
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28 (Call 06/01/25)(a)	USD 45	46,756
National Grid North America Inc., 4.15%, 09/12/27 (Call 08/12/27)(c)	EUR 2,043	2,199,085
NiSource Inc., 5.25%, 03/30/28 (Call 02/29/28)	USD 4,177	4,131,237
		6,377,078
Health Care - Products — 0.2%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 05/31/24)(a)	USD 196	182,202
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)	USD 273	281,941
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	USD 265	237,395
5.25%, 10/01/29 (Call 10/01/24)(a)	USD 23	21,412
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(a)	USD 72	71,539
Sartorius Finance BV, 4.25%, 09/14/26 (Call 08/14/26)(c)	EUR 3,300	3,536,865
Teleflex Inc., 4.25%, 06/01/28 (Call 05/31/24)(a)	USD 108	99,800
		4,431,154
Health Care - Services — 0.8%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 05/31/24)(a)	USD 114	108,805
3.50%, 04/01/30 (Call 04/01/25)(a)	USD 82	78,005
5.00%, 07/15/27 (Call 05/31/24)(a)(f)	USD 27	26,477
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/16/24)(a)	USD 40	37,205
CHS/Community Health Systems Inc.
5.25%, 05/15/30 (Call 05/15/25)(a)	USD 61	49,873
5.63%, 03/15/27 (Call 05/16/24)(a)	USD 781	715,116
6.00%, 01/15/29 (Call 05/16/24)(a)	USD 67	58,454
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)	USD 156	146,430
4.75%, 02/01/30 (Call 02/01/25)	USD 56	51,354
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(f)	USD 32	32,279
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	USD 2,777	2,580,326
4.50%, 02/15/27 (Call 08/15/26)	USD 4,335	4,200,857
5.63%, 09/01/28 (Call 03/01/28)	USD 3,318	3,303,240
5.88%, 02/15/26 (Call 08/15/25)	USD 8,677	8,681,039
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	USD 117	106,567
Humana Inc., 5.75%, 12/01/28 (Call 11/01/28)	USD 3,768	3,782,688
IQVIA Inc., 5.00%, 05/15/27 (Call 05/31/24)(a)	USD 200	193,081
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(a)	USD 29	30,198
11.00%, 10/15/30 (Call 10/15/26)(a)	USD 96	102,182
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(a)	USD 56	54,617
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 05/31/24)(a)	USD 95	88,108
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)	USD 152	159,000
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 05/16/24)	USD 142	$133,625
6.13%, 06/15/30 (Call 06/15/25)	USD 110	108,119
		24,827,645
Holding Companies - Diversified — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD 36	30,306
5.25%, 05/15/27 (Call 11/15/26)	USD 85	78,051
6.25%, 05/15/26 (Call 05/31/24)	USD 70	68,080
9.75%, 01/15/29 (Call 10/15/28)(a)	USD 51	52,895
		229,332
Home Builders — 0.0%
Beazer Homes USA Inc., 7.50%, 03/15/31 (Call 03/15/27)(a)	USD 15	14,826
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	USD 113	100,055
Empire Communities Corp., 9.75%, 05/01/29 (Call 05/01/26)(a)	USD 15	15,289
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	USD 27	28,086
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(a)	USD 27	24,179
New Home Co. Inc. (The), 9.25%, 10/01/29 (Call 10/01/26)(a)	USD 38	38,108
STL Holding Co. LLC, 8.75%, 02/15/29 (Call 02/15/26)(a)	USD 18	18,496
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	USD 61	58,715
		297,754
Home Furnishings — 0.0%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 05/31/24)(a)	USD 113	100,458
Household Products & Wares — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 05/31/24)	USD 98	93,830
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(f)	USD 12	11,230
		105,060
Housewares — 0.0%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 05/31/24)(a)	USD 48	47,712
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(a)(f)	USD 305	284,506
6.75%, 04/15/28 (Call 04/15/25)(a)	USD 104	103,890
7.00%, 01/15/31 (Call 01/15/27)(a)	USD 56	56,175
AmWINS Group Inc.
4.88%, 06/30/29 (Call 06/30/24)(a)	USD 79	71,817
6.38%, 02/15/29 (Call 02/15/26)(a)	USD 38	37,540
Aon North America Inc., 5.15%, 03/01/29 (Call 02/01/29)	USD 3,421	3,375,218
Ardonagh Finco Ltd., 7.75%, 02/15/31 (Call 02/15/27)(a)	USD 200	196,810
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31 (Call 02/15/27)(a)	USD 281	277,409
Security	Par (000)	Value
Insurance (continued)
HUB International Ltd., 7.25%, 06/15/30 (Call 06/15/26)(a)	USD 546	$554,009
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)	USD 47	48,300
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (Call 06/01/27)(a)	USD 469	471,432
Ryan Specialty LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)	USD 27	24,762
		5,501,868
Internet — 0.2%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/31/24)(a)	USD 200	181,438
ANGI Group LLC, 3.88%, 08/15/28 (Call 05/13/24)(a)	USD 27	22,802
Gen Digital Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	USD 62	62,231
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)	USD 27	23,942
5.25%, 12/01/27 (Call 05/31/24)(a)	USD 27	26,067
Match Group Holdings II LLC, 4.63%, 06/01/28 (Call 05/31/24)(a)	USD 165	152,393
Newfold Digital Holdings Group Inc., 11.75%, 10/15/28 (Call 10/15/25)(a)	USD 27	29,004
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD 3,542	3,507,755
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(f)	USD 225	209,609
6.25%, 01/15/28 (Call 05/13/24)(a)	USD 78	77,956
		4,293,197
Iron & Steel — 0.0%
ATI Inc.
5.88%, 12/01/27 (Call 05/31/24)(f)	USD 154	150,844
7.25%, 08/15/30 (Call 08/15/26)	USD 56	57,287
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 05/31/24)	USD 12	11,936
		220,067
Leisure Time — 0.0%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(a)(f)	USD 27	27,718
Amer Sports Co., 6.75%, 02/16/31 (Call 02/16/27)(a)	USD 48	47,071
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	USD 27	24,679
5.75%, 03/01/27 (Call 12/01/26)(a)	USD 110	107,356
6.00%, 05/01/29 (Call 11/01/24)(a)(f)	USD 143	138,573
7.00%, 08/15/29 (Call 08/15/26)(a)	USD 27	27,717
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	USD 426	461,898
Life Time Inc., 5.75%, 01/15/26 (Call 05/31/24)(a)	USD 55	54,402
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)	USD 36	37,657
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 05/31/24)(a)(f)	USD 52	51,516
NCL Corp. Ltd.
8.13%, 01/15/29 (Call 01/15/26)(a)	USD 27	28,119
8.38%, 02/01/28 (Call 02/01/25)(a)	USD 27	28,157
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	USD 27	25,925
5.38%, 07/15/27 (Call 10/15/26)(a)	USD 49	47,685
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
7.25%, 01/15/30 (Call 12/15/25)(a)	USD 50	$51,418
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 05/31/24)(a)	USD 27	25,838
		1,185,729
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29 (Call 05/31/24)(a)	USD 56	50,233
5.88%, 04/01/29 (Call 04/01/26)(a)	USD 81	79,927
Station Casinos LLC, 4.50%, 02/15/28 (Call 05/31/24)(a)	USD 74	68,636
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	USD 85	82,142
Wynn Macau Ltd.
5.50%, 01/15/26 (Call 05/31/24)(a)	USD 927	900,928
5.63%, 08/26/28 (Call 05/13/24)(a)	USD 200	184,700
		1,366,566
Machinery — 0.1%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 05/31/24)(a)	USD 68	62,118
4.13%, 04/15/29 (Call 05/16/24)(a)(f)	USD 68	61,946
Esab Corp., 6.25%, 04/15/29 (Call 04/15/26)(a)	USD 172	171,355
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(a)	USD 118	121,463
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	USD 36	32,573
Terex Corp., 5.00%, 05/15/29 (Call 05/31/24)(a)	USD 56	52,391
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(a)	USD 891	852,302
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(f)	USD 149	137,990
		1,492,138
Manufacturing — 0.0%
Enpro Inc., 5.75%, 10/15/26 (Call 05/31/24)	USD 61	60,167
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/24)(a)(f)	USD 41	41,008
Parker-Hannifin Corp., 3.65%, 06/15/24	USD 176	175,446
		276,621
Media — 0.6%
Altice Financing SA, 5.00%, 01/15/28 (Call 05/31/24)(a)	USD 200	157,841
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	USD 57	43,486
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	USD 48	37,567
4.50%, 08/15/30 (Call 02/15/25)(a)	USD 27	21,942
4.75%, 03/01/30 (Call 09/01/24)(a)	USD 52	43,209
5.13%, 05/01/27 (Call 05/31/24)(a)	USD 116	108,712
5.38%, 06/01/29 (Call 06/01/24)(a)	USD 220	193,776
6.38%, 09/01/29 (Call 09/01/25)(a)(f)	USD 329	301,588
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	USD 6,710	6,241,493
6.15%, 11/10/26 (Call 10/10/26)	USD 2,616	2,622,436
CSC Holdings LLC, 11.25%, 05/15/28 (Call 05/15/25)(a)	USD 200	176,907
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)	USD 157	$146,336
GCI LLC, 4.75%, 10/15/28 (Call 05/16/24)(a)	USD 46	41,034
Gray Television Inc.
5.88%, 07/15/26 (Call 05/31/24)(a)	USD 27	26,032
7.00%, 05/15/27 (Call 05/13/24)(a)	USD 54	49,139
Informa PLC, 2.13%, 10/06/25 (Call 07/06/25)(c)	EUR 6,047	6,282,647
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 05/31/24)(a)	USD 200	185,365
Sirius XM Radio Inc.
4.00%, 07/15/28 (Call 07/15/24)(a)	USD 27	24,068
5.00%, 08/01/27 (Call 05/31/24)(a)	USD 155	146,381
Univision Communications Inc.
6.63%, 06/01/27 (Call 05/13/24)(a)	USD 97	93,606
7.38%, 06/30/30 (Call 06/30/25)(a)(f)	USD 28	26,812
8.00%, 08/15/28 (Call 08/15/25)(a)	USD 163	162,808
Videotron Ltd., 5.13%, 04/15/27 (Call 05/31/24)(a)	USD 94	90,824
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(a)	USD 200	178,044
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 05/31/24)(a)	USD 153	150,425
		17,552,478
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 05/16/24)(a)	USD 187	181,080
6.38%, 06/15/30 (Call 07/15/25)(a)(f)	USD 56	55,672
		236,752
Mining — 0.4%
Anglo American Capital PLC, 3.75%, 06/15/29 (Call 03/15/29)(c)	EUR 2,790	2,952,627
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)(a)	USD 38	39,564
Constellium SE
3.75%, 04/15/29 (Call 05/13/24)(a)	USD 250	221,642
5.63%, 06/15/28 (Call 05/13/24)(a)	USD 250	241,279
Glencore Funding LLC
5.37%, 04/04/29 (Call 03/04/29)(a)	USD 5,730	5,627,272
6.13%, 10/06/28 (Call 09/06/28)(a)	USD 3,216	3,256,633
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 05/31/24)(a)	USD 125	116,382
New Gold Inc., 7.50%, 07/15/27 (Call 05/31/24)(a)	USD 76	75,522
Novelis Corp.
3.25%, 11/15/26 (Call 05/31/24)(a)	USD 384	359,026
4.75%, 01/30/30 (Call 01/30/25)(a)	USD 54	49,411
		12,939,358
Oil & Gas — 0.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 05/31/24)(a)	USD 86	86,556
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	USD 198	188,692
8.25%, 12/31/28 (Call 05/31/24)(a)	USD 145	147,953
Baytex Energy Corp., 8.50%, 04/30/30 (Call 04/30/26)(a)	USD 48	50,045
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(a)	USD 46	$45,418
6.75%, 04/15/29 (Call 05/31/24)(a)	USD 3	2,998
CITGO Petroleum Corp.
7.00%, 06/15/25 (Call 05/31/24)(a)	USD 107	106,890
8.38%, 01/15/29 (Call 10/15/25)(a)	USD 89	92,105
Civitas Resources Inc.
8.38%, 07/01/28 (Call 07/01/25)(a)	USD 121	126,225
8.63%, 11/01/30 (Call 11/01/26)(a)	USD 6	6,385
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	USD 32	29,145
6.75%, 03/01/29 (Call 05/16/24)(a)	USD 1,697	1,598,679
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	USD 102	107,759
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	USD 38	39,748
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	USD 1,673	1,519,460
5.15%, 01/30/30 (Call 12/30/29)	USD 6,274	6,153,694
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (Call 05/01/27)(a)	USD 35	35,639
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	USD 2,750	2,593,804
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(a)	USD 64	61,480
6.25%, 11/01/28 (Call 05/31/24)(a)	USD 47	46,309
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/13/24)(a)	USD 27	26,640
Matador Resources Co., 6.88%, 04/15/28 (Call 04/15/25)(a)	USD 47	47,360
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/31/24)(a)	USD 88	87,213
9.13%, 01/31/30 (Call 05/31/26)(a)(f)	USD 48	49,497
Northern Oil & Gas Inc., 8.13%, 03/01/28 (Call 05/31/24)(a)	USD 159	160,853
Occidental Petroleum Corp., 8.50%, 07/15/27 (Call 01/15/27)	USD 5,223	5,581,872
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (Call 09/15/26)(a)	USD 28	28,797
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(f)	USD 140	136,060
7.75%, 02/15/26 (Call 05/31/24)(a)	USD 37	37,330
8.00%, 04/15/27 (Call 05/31/24)(a)	USD 64	65,709
Pioneer Natural Resources Co., 5.10%, 03/29/26	USD 3,892	3,863,431
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)(f)	USD 27	26,720
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	USD 27	24,887
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	USD 62	63,757
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	USD 71	70,423
6.75%, 09/15/26 (Call 05/31/24)	USD 53	52,986
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)	USD 31	32,707
9.38%, 02/01/31 (Call 02/01/27)(a)	USD 26	27,708
Transocean Aquila Ltd., 8.00%, 09/30/28 (Call 09/30/25)(a)(f)	USD 27	27,462
Security	Par (000)	Value
Oil & Gas (continued)
Transocean Inc., 8.75%, 02/15/30 (Call 02/15/26)(a)	USD 95	$99,472
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	USD 31	31,823
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	USD 523	537,861
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)(f)	USD 27	26,278
Vital Energy Inc., 9.75%, 10/15/30 (Call 10/15/26)	USD 56	61,017
		24,206,847
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(a)	USD 100	97,966
6.88%, 04/01/27 (Call 05/31/24)(a)	USD 190	189,538
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	USD 43	44,033
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(a)	USD 75	75,541
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(a)	USD 70	69,552
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	USD 43	42,929
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	USD 53	55,035
		574,594
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29 (Call 05/31/24)(a)(f)	USD 400	329,728
6.00%, 06/15/27 (Call 06/15/24)(a)	USD 437	423,609
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 05/13/24)(a)	USD 200	166,671
5.25%, 04/30/25 (Call 05/31/24)(a)	USD 200	198,039
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)(f)	USD 130	129,674
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	USD 165	146,743
6.75%, 07/15/26 (Call 05/13/24)(a)	USD 606	597,539
9.50%, 11/01/28 (Call 11/01/25)(a)(f)	USD 80	80,030
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27 (Call 02/15/25)(a)(f)	USD 4,132	4,209,475
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD 62	57,351
5.00%, 04/15/29 (Call 04/15/25)(a)(f)	USD 27	25,402
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28 (Call 02/01/25)(a)	USD 29	28,647
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	USD 111	108,209
		6,501,117
Pharmaceuticals — 1.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	USD 8,984	8,840,834
4.80%, 03/15/29 (Call 02/15/29)	USD 1,261	1,238,020
Bayer AG, 0.75%, 01/06/27 (Call 10/06/26)(c)	EUR 6,400	6,254,910
Bristol-Myers Squibb Co., 4.90%, 02/22/29 (Call 01/22/29)	USD 3,479	3,426,449
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Endo Finance Holdings Inc., 8.50%, 04/15/31 (Call 04/15/27)(a)(f)	USD 3,451	$3,506,448
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	USD 200	181,966
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 05/31/24)(a)	USD 229	208,563
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	USD 9,598	9,521,718
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD 30	27,822
4.75%, 05/09/27 (Call 02/09/27)	USD 200	191,284
		33,398,014
Pipelines — 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 05/16/24)(a)	USD 96	94,254
5.75%, 01/15/28 (Call 05/16/24)(a)(f)	USD 27	26,425
7.88%, 05/15/26 (Call 05/16/24)(a)	USD 43	43,782
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 05/31/24)(a)	USD 91	91,399
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	USD 53	49,367
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	USD 3,098	2,898,619
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	USD 73	66,165
Enbridge Inc.
5.30%, 04/05/29 (Call 03/05/29)	USD 2,413	2,385,171
6.00%, 11/15/28 (Call 10/15/28)	USD 2,412	2,451,716
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	USD 6,141	5,970,244
6.10%, 12/01/28 (Call 11/01/28)	USD 6,241	6,360,303
EQM Midstream Partners LP, 6.38%, 04/01/29 (Call 04/01/26)(a)	USD 49	48,543
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(f)	USD 340	356,275
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 05/31/24)	USD 9	8,998
8.25%, 01/15/29 (Call 01/15/26)	USD 31	31,437
8.88%, 04/15/30 (Call 04/15/26)	USD 18	18,626
Hess Midstream Operations LP, 4.25%, 02/15/30 (Call 02/15/25)(a)	USD 17	15,342
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28 (Call 07/15/25)(a)	USD 45	47,132
Kinder Morgan Energy Partners LP, 4.30%, 05/01/24	USD 13,770	13,770,000
Kinder Morgan Inc., 5.00%, 02/01/29 (Call 01/01/29)	USD 2,237	2,182,536
Kinetik Holdings LP, 6.63%, 12/15/28 (Call 12/15/25)(a)	USD 27	27,130
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	USD 3,282	3,110,811
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(a)	USD 30	28,688
6.75%, 09/15/25 (Call 05/21/24)(a)	USD 63	62,226
8.75%, 03/15/29 (Call 03/15/26)(a)(f)	USD 88	85,822
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29 (Call 02/15/26)(a)	USD 84	85,337
Security	Par (000)	Value
Pipelines (continued)
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	USD 27	$26,848
ONEOK Inc., 4.35%, 03/15/29 (Call 12/15/28)	USD 3,839	3,640,835
Prairie Acquiror LP, 9.00%, 08/01/29 (Call 02/01/26)(a)	USD 31	31,664
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	USD 35	32,177
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	USD 7,070	6,965,659
5.63%, 03/01/25 (Call 12/01/24)	USD 12,977	12,937,485
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(a)	USD 38	36,078
6.00%, 03/01/27 (Call 05/31/24)(a)	USD 27	26,300
7.38%, 02/15/29 (Call 02/15/26)(a)	USD 78	78,086
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	USD 4,833	4,779,082
6.15%, 03/01/29 (Call 02/01/29)	USD 6,373	6,482,316
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	USD 200	190,102
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	USD 375	331,325
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	USD 162	165,640
9.50%, 02/01/29 (Call 11/01/28)(a)	USD 346	371,902
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	USD 5,587	5,308,396
		81,720,243
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(f)	USD 84	73,705
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)	USD 27	27,679
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 05/31/24)(a)	USD 55	51,757
		153,141
Real Estate Investment Trusts — 2.8%
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	USD 3,550	3,052,097
2.40%, 03/15/25 (Call 02/15/25)	USD 4,708	4,566,281
2.75%, 01/15/27 (Call 11/15/26)	USD 2,801	2,605,101
3.13%, 01/15/27 (Call 10/15/26)	USD 3,399	3,185,342
3.38%, 05/15/24	USD 18,304	18,285,841
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (Call 05/31/24)(a)	USD 43	38,189
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	USD 1,746	1,580,215
5.00%, 01/11/28 (Call 12/11/27)	USD 641	625,016
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	USD 3,969	3,530,341
2.00%, 05/15/28 (Call 03/15/28)	USD 2,860	2,480,974
2.63%, 11/18/24 (Call 10/18/24)	USD 12,111	11,895,374
3.20%, 11/18/29 (Call 08/18/29)	USD 2,882	2,541,022
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(f)	USD 59	50,246
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	USD 2,471	$2,398,819
5.38%, 04/15/26 (Call 01/15/26)	USD 2,200	2,171,923
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)	USD 58	53,906
Iron Mountain Inc., 7.00%, 02/15/29 (Call 08/15/25)(a)	USD 226	227,286
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 05/31/24)(a)	USD 46	42,594
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 05/31/24)(f)	USD 75	68,312
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(a)(f)	USD 86	79,105
4.75%, 10/15/27 (Call 05/31/24)	USD 90	85,530
7.25%, 07/15/28 (Call 07/15/25)(a)(f)	USD 56	56,868
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 05/31/24)(a)	USD 65	61,172
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)	USD 132	114,953
3.88%, 02/15/27 (Call 05/13/24)(f)	USD 48	45,110
Service Properties Trust, 7.50%, 09/15/25 (Call 06/15/25)	USD 27	27,199
Starwood Property Trust Inc.
4.38%, 01/15/27 (Call 07/15/26)(a)(f)	USD 27	25,005
7.25%, 04/01/29 (Call 10/01/28)(a)	USD 26	25,649
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 10.50%, 02/15/28 (Call 09/15/25)(a)	USD 1,239	1,285,376
VICI Properties LP/VICI Note Co. Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)	USD 12,419	12,218,494
4.63%, 12/01/29 (Call 12/01/24)(a)	USD 8,523	7,906,965
		81,330,305
Retail — 0.0%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30 (Call 10/15/25)(a)	USD 52	44,843
4.38%, 01/15/28 (Call 05/31/24)(a)	USD 154	143,214
Asbury Automotive Group Inc., 4.75%, 03/01/30 (Call 03/01/25)	USD 36	32,630
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/31/24)(a)(f)	USD 27	24,109
6.50%, 08/01/30 (Call 08/01/26)(a)	USD 30	29,948
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	USD 92	83,227
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/31/24)(a)	USD 31	28,637
Lowe's Companies Inc., 3.65%, 04/05/29 (Call 01/05/29)	USD 471	436,928
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 05/13/24)(f)	USD 47	45,322
Raising Cane's Restaurants LLC, 9.38%, 05/01/29 (Call 11/01/25)(a)(f)	USD 27	28,958
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 05/31/24)(a)	USD 27	26,657
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	USD 221	220,177
		1,144,650
Security	Par (000)	Value
Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	USD 9,716	$9,323,872
Intel Corp., 4.88%, 02/10/28 (Call 01/10/28)	USD 1,598	1,574,357
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	USD 506	437,237
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(f)	USD 57	50,052
		11,385,518
Software — 1.2%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 05/31/24)(a)(f)	USD 336	336,332
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/31/24)(a)	USD 97	92,379
Capstone Borrower Inc., 8.00%, 06/15/30 (Call 06/15/26)(a)	USD 58	58,441
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	USD 163	164,784
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	USD 75	77,160
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(f)	USD 187	170,283
4.88%, 07/01/29 (Call 06/30/24)(a)	USD 130	118,391
Cloud Software Group Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	USD 679	644,000
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(f)	USD 101	91,983
Dye & Durham Ltd., 8.63%, 04/15/29 (Call 04/15/26)(a)	USD 1,290	1,302,608
Fair Isaac Corp., 4.00%, 06/15/28 (Call 05/16/24)(a)	USD 62	57,106
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	USD 165	164,130
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	USD 79	73,215
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	USD 7,297	7,083,838
2.95%, 05/15/25 (Call 02/15/25)	USD 7,513	7,306,555
3.40%, 07/08/24 (Call 05/31/24)	USD 5,193	5,168,275
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(a)	USD 237	230,368
Twilio Inc., 3.63%, 03/15/29 (Call 05/13/24)(f)	USD 136	120,723
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(a)	USD 481	481,917
VMware LLC
1.00%, 08/15/24 (Call 05/13/24)	USD 9,419	9,285,334
1.40%, 08/15/26 (Call 07/15/26)	USD 3,304	3,004,589
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 05/13/24)(a)	USD 130	114,745
		36,147,156
Telecommunications — 1.8%
CommScope Inc., 6.00%, 03/01/26 (Call 05/31/24)(a)(f)	USD 86	76,862
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(a)	USD 200	193,697
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(a)	USD 164	150,878
5.88%, 10/15/27 (Call 05/31/24)(a)	USD 105	100,712
8.63%, 03/15/31 (Call 03/15/26)(a)	USD 533	538,315
8.75%, 05/15/30 (Call 05/15/25)(a)	USD 52	52,943
Hughes Satellite Systems Corp., 5.25%, 08/01/26	USD 27	22,356
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Iliad Holding SASU
6.50%, 10/15/26 (Call 05/13/24)(a)	USD 200	$199,021
7.00%, 10/15/28 (Call 10/15/24)(a)	USD 200	195,536
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	USD 2,741	2,254,445
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(a)	USD 200	173,473
4.37%, 07/27/27 (Call 06/27/27)(a)	USD 1,931	1,871,697
Rogers Communications Inc.
2.95%, 03/15/25 (Call 05/13/24)	USD 12,742	12,436,330
3.20%, 03/15/27 (Call 02/15/27)	USD 3,285	3,081,584
5.00%, 02/15/29 (Call 01/15/29)	USD 1,786	1,737,963
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	USD 890	828,001
2.25%, 02/15/26 (Call 05/13/24)	USD 1,570	1,480,174
2.63%, 04/15/26 (Call 05/13/24)	USD 1,053	994,866
3.50%, 04/15/25 (Call 03/15/25)	USD 8,294	8,120,718
3.75%, 04/15/27 (Call 02/15/27)	USD 3,607	3,437,041
4.85%, 01/15/29 (Call 12/15/28)	USD 5,215	5,083,443
5.38%, 04/15/27 (Call 05/13/24)	USD 449	449,885
Verizon Communications Inc.
3.38%, 02/15/25	USD 4,703	4,619,652
4.02%, 12/03/29 (Call 09/03/29)	USD 331	308,453
4.13%, 03/16/27	USD 2,926	2,831,833
ViaSat Inc., 5.63%, 04/15/27 (Call 05/13/24)(a)	USD 141	129,020
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	USD 12	10,077
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 05/31/24)(a)(f)	USD 665	529,315
		51,908,290
Transportation — 0.1%
Ryder System Inc., 5.30%, 03/15/27 (Call 02/15/27)	USD 3,476	3,451,713
Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(a)	USD 9,758	9,810,716
7.88%, 12/01/30 (Call 12/01/26)(a)	USD 118	122,573
5.50%, 05/01/28 (Call 05/31/24)(a)	USD 82	78,702
9.75%, 08/01/27 (Call 05/13/24)(a)	USD 81	83,625
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/27 (Call 12/12/26)(a)(f)	USD 1,999	1,979,283
5.75%, 05/24/26 (Call 04/24/26)(a)	USD 567	567,174
		12,642,073
Total Corporate Bonds & Notes — 28.4% (Cost: $843,364,912)		841,001,193
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 1.9%
Uniform Mortgage-Backed Securities
2.00%, 05/01/42	$7,345	6,008,786
3.00%, 04/01/33	7,956	7,331,556
3.50%, 12/01/31	5,263	4,975,885
3.50%, 02/01/32	6,986	6,589,050
5.00%, 05/15/54(g)	31,203	29,565,081
		54,470,358
Security	Par (000)	Value
U.S. Government Obligations — 39.7%
U.S. Treasury Note/Bond
1.75%, 03/15/25(f)	$43,943	$42,629,001
4.00%, 01/15/27	85,712	83,739,955
4.13%, 02/15/27	83,748	82,073,040
4.25%, 12/31/25	14,989	14,778,803
4.25%, 01/31/26(f)	133,967	132,077,856
4.25%, 03/15/27	90,314	88,789,951
4.50%, 03/31/26	59,765	59,165,015
4.50%, 04/15/27	80,000	79,187,500
4.63%, 02/28/26	120,856	119,921,254
4.63%, 10/15/26	454,666	451,188,507
4.63%, 11/15/26	24,078	23,895,534
		1,177,446,416
Total U.S. Government & Agency Obligations — 41.6% (Cost: $1,240,914,073)		1,231,916,774
Total Long-Term Investments — 100.5% (Cost: $2,996,452,791)		2,978,168,256
	Shares
Short-Term Securities
Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(h)(i)(j)	189,408,924	189,465,747
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(h)(i)	74,090,000	74,090,000
Total Short-Term Securities — 8.9% (Cost: $263,548,454)		263,555,747
Total Investments Before TBA Sales Commitments — 109.4% (Cost: $3,260,001,245)		3,241,724,003
	Par (000)
TBA Sales Commitments(g)
Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities, 5.00%, 05/15/54	$(31,203)	(29,565,081)
Total TBA Sales Commitments — (1.0)% (Proceeds: $(29,703,793))		(29,565,081)
Total Investments, Net of TBA Sales Commitments — 108.4% (Cost: $3,230,297,452)		3,212,158,922
Liabilities in Excess of Other Assets — (8.4)%		(248,852,151)
Net Assets — 100.0%		$2,963,306,771

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	All or a portion of this security is on loan.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$40,131,268	$149,421,819 (a)	$—	$(68,307)	$(19,033)	$189,465,747	189,408,924	$226,476 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	217,490,000	—	(143,400,000)(a)	—	—	74,090,000	74,090,000	1,811,939	—
				$(68,307)	$(19,033)	$263,555,747		$2,038,415	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	14	06/06/24	$1,943	$(27,099)
2-Year U.S. Treasury Note	5,550	06/28/24	1,124,959	(11,418,375)
				(11,445,474)
Short Contracts
Euro BOBL	(56)	06/06/24	6,958	89,626
Euro-Schatz	(248)	06/06/24	27,819	132,954
10-Year U.S. Treasury Note	(208)	06/18/24	22,354	42,759
10-Year U.S. Ultra Bond	(352)	06/18/24	38,813	749,185
5-Year U.S. Treasury Note	(3,396)	06/28/24	355,837	6,222,414
				7,236,938
				$(4,208,536)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,997,742	EUR	3,664,000	Barclays Bank PLC	06/20/24	$79,735
USD	7,554,688	EUR	6,930,000	Citibank N.A.	06/20/24	144,263
USD	97,464,669	EUR	89,151,000	Deutsche Bank Securities Inc.	06/20/24	2,133,263
USD	5,188,583	GBP	4,118,000	Deutsche Bank Securities Inc.	06/20/24	41,624
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,002,313	GBP	43,962,000	HSBC Bank PLC	06/20/24	$1,055,588
						3,454,473
EUR	6,864,000	USD	7,426,229	Barclays Bank PLC	06/20/24	(86,381)
EUR	6,930,000	USD	7,484,291	State Street Bank & Trust Company	06/20/24	(73,867)
USD	2,352,019	GBP	1,895,000	Deutsche Bank Securities Inc.	06/20/24	(16,482)
USD	2,110,173	GBP	1,689,000	State Street Bank & Trust Company	06/20/24	(855)
						(177,585)
						$3,276,888
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$7,236,938	$—	$7,236,938
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$3,454,473	$—	$—	$3,454,473
	$—	$—	$—	$3,454,473	$7,236,938	$—	$10,691,411
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$11,445,474	$—	$11,445,474
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$177,585	$—	$—	$177,585
	$—	$—	$—	$177,585	$11,445,474	$—	$11,623,059

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$10,237,943	$—	$10,237,943
Forward foreign currency exchange contracts	—	—	—	(2,498,933)	—	—	(2,498,933)
	$—	$—	$—	$(2,498,933)	$10,237,943	$—	$7,739,010
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(4,136,053)	$—	$(4,136,053)
Forward foreign currency exchange contracts	—	—	—	1,484,840	—	—	1,484,840
	$—	$—	$—	$1,484,840	$(4,136,053)	$—	$(2,651,213)
Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,226,228,862
Average notional value of contracts — short	$425,903,929
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,139,404
Average amounts sold — in USD	$183,788,563
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$7,236,938	$11,445,474
Forward foreign currency exchange contracts	3,454,473	177,585
Total derivative assets and liabilities in the Statement of Assets and Liabilities	10,691,411	11,623,059
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(7,236,938)	(11,445,474)
Total derivative assets and liabilities subject to an MNA	$3,454,473	$177,585
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Barclays Bank PLC	$79,735	$(79,735)	$—	$—	$—
Citibank N.A.	144,263	—	—	—	144,263
Deutsche Bank Securities Inc.	2,174,887	(16,482)	—	—	2,158,405
HSBC Bank PLC	1,055,588	—	—	—	1,055,588
	$3,454,473	$(96,217)	$—	$—	$3,358,256

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)(d)
Barclays Bank PLC	$86,381	$(79,735)	$—	$—	$6,646
Deutsche Bank Securities Inc.	16,482	(16,482)	—	—	—
State Street Bank & Trust Company	74,722	—	—	—	74,722
	$177,585	$(96,217)	$—	$—	$81,368

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Duration Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$587,689,192	$3,637,175	$591,326,367
Collaterized Mortgage Obligations	—	304,174,720	—	304,174,720
Commercial Paper	—	9,749,202	—	9,749,202
Corporate Bonds & Notes	—	841,001,193	—	841,001,193
U.S. Government & Agency Obligations	—	1,231,916,774	—	1,231,916,774
Short-Term Securities
Money Market Funds	263,555,747	—	—	263,555,747
Liabilities
Investments
TBA Sales Commitments	—	(29,565,081)	—	(29,565,081)
	$263,555,747	$2,944,966,000	$3,637,175	$3,212,158,922
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$3,454,473	$—	$3,454,473
Interest Rate Contracts	7,236,938	—	—	7,236,938
Liabilities
Foreign Currency Exchange Contracts	—	(177,585)	—	(177,585)
Interest Rate Contracts	(11,445,474)	—	—	(11,445,474)
	$(4,208,536)	$3,276,888	$—	(931,648)

(a)
Derivative financial instruments are, futures contracts and forward foreign currency exchange contracts. ,Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
27

Schedule of Investments (unaudited)
April 30, 2024
BlackRock Short Maturity Municipal Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 10.0%
Black Belt Energy Gas District RB
4.00%, 12/01/24	$1,250	$1,248,856
5.00%, 05/01/53 (Put 06/01/28)	5,000	5,174,232
5.25%, 06/01/24	500	500,232
5.25%, 12/01/24	2,745	2,761,946
5.25%, 12/01/24	630	632,528
5.25%, 06/01/25	615	619,901
5.50%, 06/01/26	1,000	1,027,962
Columbia Industrial Development Board RB, 4.15%, 12/01/37 (Put 04/30/24)(a)	23,575	23,575,000
Energy Southeast A Cooperative District RB
5.00%, 12/01/26	100	101,641
5.00%, 06/01/27	115	117,322
5.00%, 12/01/27	100	102,419
5.00%, 06/01/28	240	246,785
5.00%, 12/01/28	250	257,999
5.50%, 11/01/26	800	822,042
5.50%, 05/01/27	1,570	1,622,594
Eutaw Industrial Development Board RB, 4.15%, 06/01/28 (Put 04/30/24)(a)	1,600	1,600,000
Southeast Alabama Gas Supply District (The) RB
5.00%, 11/01/24	815	815,285
5.00%, 04/01/25	3,500	3,514,066
5.00%, 05/01/25	965	966,118
5.00%, 05/01/26	800	804,093
Southeast Energy Authority A Cooperative District RB
5.00%, 07/01/24	350	350,283
5.00%, 06/01/25	170	170,722
5.00%, 07/01/25	650	654,870
5.00%, 06/01/26	185	187,157
5.00%, 06/01/27	1,000	1,020,633
5.00%, 05/01/53 (Put 05/01/28)	10,500	10,811,866
Series B, 4.00%, 06/01/24	1,200	1,199,515
		60,906,067
Alaska — 0.1%
Borough of North Slope AK GO, 5.00%, 06/30/24	750	751,566
Arizona — 0.6%
Arizona Health Facilities Authority RB
4.02%, 01/01/46 (PR 11/04/25), (SIFMA Municipal Swap Index)(b)	500	498,578
4.02%, 01/01/46 (Put 11/04/25), (SIFMA Municipal Swap Index)(b)	3,100	3,107,532
		3,606,110
California — 1.0%
California Community Choice Financing Authority RB, 4.00%, 08/01/24	350	349,675
State of California GO, 5.00%, 12/01/24	1,190	1,200,295
University of California, 3.55%, 07/15/24	4,300	4,298,149
		5,848,119
Colorado — 0.8%
Colorado School of Mines RB, 4.64%, 12/01/25 (Call 06/01/25), (SIFMA Municipal Swap Index)(a)(b)	4,860	4,892,460
Connecticut — 1.6%
State of Connecticut GO
4.76%, 03/01/25 , (SIFMA Municipal Swap Index)(a)(b)	4,600	4,629,420
5.00%, 08/01/25	4,575	4,662,394
Security	Par (000)	Value
Connecticut (continued)
Series C, VRDN, 3.88%, 05/15/34 (Put 04/30/24)(a)	$200	$200,000
		9,491,814
District of Columbia — 0.0%
Tender Option Bond Trust Receipts/Certificates RB, 3.82%, 10/01/53 (Put 10/01/29)(a)(c)	220	220,000
Georgia — 3.3%
Development Authority of Burke County (The) RB, 3.38%, 11/01/53 (Put 03/12/27)	3,750	3,703,720
Main Street Natural Gas Inc. RB
5.00%, 05/15/24	1,500	1,500,237
5.00%, 06/01/24	560	560,095
5.00%, 09/01/24	220	220,262
5.00%, 12/01/24	300	300,579
5.00%, 03/01/25	290	291,076
5.00%, 03/01/25	555	557,060
5.00%, 06/01/25	750	753,136
5.00%, 09/01/25	260	261,813
5.00%, 09/01/25	500	503,487
5.00%, 09/01/25	245	246,708
5.00%, 12/01/25	550	554,170
5.00%, 03/01/26	680	687,514
5.00%, 03/01/26	350	353,868
5.00%, 05/15/26	5,695	5,779,026
5.00%, 09/01/26	200	203,096
5.00%, 12/01/26	1,000	1,016,867
5.00%, 03/01/27	490	499,901
5.00%, 06/01/27	1,750	1,789,550
		19,782,165
Illinois — 1.5%
Chicago Midway International Airport RB AMT
5.00%, 01/01/25	450	452,293
5.00%, 01/01/26	1,350	1,371,310
5.00%, 01/01/27	1,000	1,027,900
Illinois Finance Authority RB
5.00%, 08/01/25	325	328,645
5.00%, 08/01/26	400	409,297
5.00%, 08/01/27	425	440,773
Illinois Housing Development Authority RB, 3.50%, 10/01/54 (Put 05/21/24) (GNMA/FNMA/FHLMC )(a)	3,200	3,199,080
State of Illinois GO, 5.00%, 05/01/24	2,000	2,000,049
		9,229,347
Indiana — 3.3%
Indiana Finance Authority RB
3.80%, 05/01/28 (Put 06/01/24)(a)	2,500	2,500,000
Class B, 4.07%, 03/01/39 (Put 03/01/26), (SIFMA Municipal Swap Index)(a)(b)	880	866,082
Indiana Finance Authority RB AMT, 4.20%, 05/01/34 (Put 06/01/24)	11,000	11,000,000
Tender Option Bond Trust Receipts/Certificates RB, 3.92%, 04/01/30Put(a)(c)	6,000	6,000,000
		20,366,082
Iowa — 11.4%
Iowa Finance Authority RB
VRDN, 3.92%, 09/01/36 (Put 05/01/24)(a)	11,885	11,885,000
VRDN, 4.01%, 12/01/41 (Put 04/30/24)(a)(c)	29,600	29,600,000
Iowa Finance Authority RB AMT, 3.88%, 01/01/42 (Put 11/01/24)	7,000	6,959,843
PEFA Inc. RB, 5.00%, 09/01/49 (Put 06/01/26)	20,615	20,968,624
		69,413,467
28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Maturity Municipal Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kansas — 1.1%
City of Burlington KS RB
Series A, VRDN, 4.07%, 09/01/35 (Put 04/30/24)(a)	$4,000	$4,000,000
Series B, VRDN, 4.07%, 09/01/35 (Put 04/30/24)(a)	3,000	3,000,000
		7,000,000
Kentucky — 6.8%
County of Meade KY RB, 4.75%, 08/01/61 (Put 04/30/24)(a)	7,705	7,705,000
County of Meade KY RB AMT, 4.48%, 08/01/61 (Put 04/30/24)(a)	21,700	21,700,000
Kentucky Public Energy Authority RB
4.00%, 12/01/49 (Put 03/01/25)	4,000	3,996,028
5.00%, 07/01/25	315	317,654
5.00%, 07/01/26	375	381,374
5.00%, 07/01/27	425	435,344
5.00%, 08/01/28	490	508,761
Kentucky State Property & Building Commission RB
5.00%, 11/01/24	300	301,695
5.00%, 11/01/25	375	382,128
5.00%, 11/01/25	5,250	5,354,213
Tender Option Bond Trust Receipts/Certificates RB, 3.80%, 12/01/41 (Put 12/01/27) (AGM)(a)(c)	500	500,000
		41,582,197
Louisiana — 5.1%
Lake Charles Harbor & Terminal District RB AMT, 1.00%, 12/01/51 (Put 12/01/24)(a)	4,325	4,239,161
Parish of St James LA RB, Series B1, 4.00%, 11/01/40 (Put 04/30/24)(a)	26,500	26,500,000
		30,739,161
Massachusetts — 0.7%
City of Somerville MA GOL, 5.00%, 05/30/24	3,000	3,003,465
Massachusetts Housing Finance Agency RB, Series A, 0.40%, 06/01/24 (Call 05/21/24)	1,000	996,434
		3,999,899
Michigan — 0.2%
Okemos Public Schools GO, 5.00%, 05/01/26 (Q-SBLF)	1,200	1,235,575
Missouri — 0.3%
RBC Municipal Products Inc. Trust RB, 3.82%, 09/01/39Put(a)(c)	2,000	2,000,000
Nebraska — 2.3%
County of Douglas NE RB, 4.30%, 07/01/35 (Put 09/01/26), (SIFMA Municipal Swap Index)(a)(b)	3,435	3,374,228
Lincoln Nebraska Electric, 3.60%, 06/10/24	10,350	10,346,940
		13,721,168
New Jersey — 8.3%
Borough of Waldwick New Jersey GO, 5.00%, 10/10/24	1,114	1,118,155
City of Clifton NJ GO, 5.00%, 05/23/24	2,000	2,001,140
City of South Amboy NJ GO, 5.00%, 06/28/24	1,090	1,091,321
Hudson County Improvement Authority RB, 5.00%, 07/24/24 (GTD)	1,785	1,790,707
Jersey City Municipal Utilities Authority Revenue Notes, 5.00%, 05/01/25	3,550	3,594,744
New Jersey Economic Development Authority RB
5.25%, 09/01/24 (c)	7,600	7,631,920
Series B, 5.00%, 11/01/24	1,010	1,015,739
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,460	1,466,902
New Jersey Higher Education Student Assistance Authority RB, 5.00%, 12/01/24	500	501,949
Security	Par (000)	Value
New Jersey (continued)
New Jersey Sports & Exposition Authority RB, 5.00%, 09/01/24	$3,165	$3,175,728
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/24	1,150	1,151,520
Series A, 5.00%, 06/15/24	1,575	1,576,766
Series A, 5.00%, 12/15/24	1,000	1,007,396
Township of Cranford New Jersey GO, 5.00%, 06/20/24	1,940	1,942,011
Township of Cranford New Jersey GOL, 5.00%, 08/22/24	1,940	1,944,813
Township of Little Falls New Jersey GO, 5.00%, 12/13/24	1,530	1,535,981
Township of Montville New Jersey GO, 5.00%, 11/06/24	1,300	1,305,982
Township of Ocean New Jersey/Ocean County GO, 5.00%, 05/30/24	1,428	1,429,173
Township of Plainsboro New Jersey GO, 5.00%, 07/25/24	10,080	10,100,144
Township of Toms River New Jersey GO, 5.00%, 07/26/24	3,900	3,912,916
Township of Voorhees New Jersey GO, 5.00%, 09/25/24	1,000	1,005,790
		50,300,797
New Mexico — 0.2%
New Mexico Mortgage Finance Authority RB, 5.00%, 02/01/42 (Put 04/01/25) (HUD SECT 8)(a)	970	976,456
New York — 4.4%
Albany Industrial Development Agency RB, 3.88%, 07/01/32 (Put 05/02/24)(a)	700	700,000
Catskill Central School District GO, 5.00%, 06/28/24 (SAW)	1,915	1,919,355
Hempstead Town Local Development Corp. RB, 5.00%, 07/01/25	520	529,347
Monroe County Industrial Development Corp RB, 5.00%, 07/01/28 (Put 07/01/27)	4,000	4,099,199
Mount Pleasant Central School District GO, 5.00%, 06/28/24 (SAW)	1,760	1,764,000
New York City Housing Development Corp. RB, 0.45%, 11/01/25 (FHA)	1,560	1,472,279
Town of New Paltz New York GOL, 5.00%, 10/04/24	3,237	3,248,719
Triborough Bridge & Tunnel Authority RB, 4.61%, 04/01/26 (Call 10/01/25), (1-day SOFR + 0.650%)(a)(b)	11,000	11,000,480
Village of Ossining New York GOL, 5.00%, 09/20/24	1,873	1,882,444
		26,615,823
North Carolina — 2.5%
North Carolina Capital Facilities Finance Agency RB, Series A, 3.80%, 07/01/34 (Put 06/03/24)(a)	15,000	15,000,000
Ohio — 1.0%
Ohio Higher Educational Facility Commission RB, Series B, 4.00%, 12/01/42 (Put 12/01/25), (SIFMA Municipal Swap Index)(a)(b)	6,500	6,396,816
Oklahoma — 0.0%
University of Oklahoma (The) RB, 5.00%, 07/01/25 (BAM)	300	305,239
Pennsylvania — 11.0%
Allegheny County Hospital Development Authority RB, 4.35%, 11/15/26, (SIFMA Municipal Swap Index)(a)(b)	1,000	997,619
General Authority of Southcentral Pennsylvania RB, 5.00%, 12/01/25	1,530	1,559,281
Pennsylvania Economic Development Financing Authority RB
VRDN, 4.50%, 12/01/37 (Put 04/30/24)(a)	19,970	19,970,000
VRDN, 4.50%, 12/01/38 (Put 04/30/24)(a)	23,000	23,000,000
Pennsylvania Economic Development Financing Authority RB AMT
4.00%, 04/01/49 (Put 07/15/24)	2,130	2,115,433
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Maturity Municipal Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
4.05%, 04/01/34 (Put 07/15/24)	$6,000	$6,000,000
4.10%, 08/01/45 (Put 08/01/24)	5,000	4,999,933
VRDN, 4.17%, 06/01/41 (Put 05/31/24), (SIFMA Municipal Swap Index)(a)(b)	7,000	6,972,430
Pennsylvania Housing Finance Agency RB, 5.00%, 10/01/25	500	507,977
Philadelphia Gas Works Co. RB, 5.00%, 10/01/24	1,000	1,004,180
		67,126,853
South Carolina — 0.3%
South Carolina State Housing Finance & Development Authority RB, VRDN, 3.96%, 12/01/58 (Put 04/30/24)(a)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, 3.89%, 12/01/55 (Put 06/01/32) (BAM-TCRS)(a)(c)	1,000	1,000,000
		2,000,000
Tennessee — 4.8%
Tennergy Corp./Tennessee RB
5.00%, 02/01/50 (Put 07/01/24)	4,465	4,482,846
5.25%, 12/01/24	575	574,347
5.25%, 12/01/25	575	574,843
Tennessee Energy Acquisition Corp. RB
5.00%, 05/01/53 (Put 02/01/28)	5,000	5,139,925
5.25%, 09/01/24	8,985	9,011,500
5.25%, 09/01/26	3,355	3,407,818
5.63%, 09/01/26	5,925	5,945,870
		29,137,149
Texas — 10.1%
Board of Regents of the University of Texas System RB
3.45%, 09/20/24	4,000	3,997,457
3.48%, 10/18/24	2,300	2,298,802
City of San Antonio, 3.75%, 09/20/24	12,000	11,994,928
Dallas Fort Worth International Airport, 4.00%, 07/02/24	3,000	2,999,441
Fort Bend Independent School District, 3.80%, 06/28/24	14,240	14,237,578
Mission Economic Development Corp. RB AMT, 4.10%, 05/01/46 (Put 06/03/24)	10,000	9,978,504
Port of Arthur Navigation District Industrial Development Corp. RB, 3.83%, 06/01/41 (Put 05/01/24)(a)	3,000	3,000,000
State of Texas GO, Series A, 3.90%, 06/01/45 (Put 04/30/24)(a)	250	250,000
State of Texas GOL, 3.95%, 06/01/53 (Put 05/01/24)(a)	100	100,000
Texas Municipal Gas Acquisition & Supply Corp. III RB
5.00%, 12/15/25	4,690	4,743,650
5.00%, 12/15/26	1,850	1,887,093
Texas Municipal Gas Acquisition & Supply Corp. IV RB, 5.25%, 01/01/25	970	975,881
University of Texas Permanent University Fund, 3.60%, 07/11/24	5,000	4,997,884
		61,461,218
Security	Par (000)	Value
Washington — 2.8%
State of Washington GO
5.00%, 08/01/24	$8,000	$8,027,164
5.00%, 08/01/25	8,000	8,152,608
Washington Health Care Facilities Authority RB, 5.00%, 08/01/49 (Put 02/01/25)(a)	800	808,415
		16,988,187
West Virginia — 0.2%
West Virginia Economic Development Authority RB, 3.38%, 03/01/40 (Put 06/15/28)	1,000	985,070
Wisconsin — 3.6%
State of Wisconsin GO, 4.19%, 05/01/25 (Call 11/01/24), (SIFMA Municipal Swap Index)(a)(b)	19,990	19,824,763
Wisconsin Health & Educational Facilities Authority RB, 3.95%, 08/15/54 (Put 01/01/26), (SIFMA Municipal Swap Index)(a)(b)	2,000	1,989,661
		21,814,424
Total Municipal Debt Obligations — 99.3% (Cost $604,013,848)		603,893,229
	Shares
Money Market Funds
BlackRock Liquidity Funds: MuniCash, 3.45%(d)(e)	15,266	15,268
Total Money Market Funds — 0.0% (Cost: $15,268)		15,268
Total Investments — 99.3% (Cost: $604,029,116)		603,908,497
Other Assets Less Liabilities — 0.7%		4,137,919
Net Assets — 100.0%		$608,046,416

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
30
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Short Maturity Municipal Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$91,129	$—	$(75,861)(a)	$—	$—	$15,268	15,266	$10,383	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$603,893,229	$—	$603,893,229
Short-Term Securities
Money Market Funds	15,268	—	—	15,268
	$15,268	$603,893,229	$—	$603,908,497
See notes to financial statements.
Schedule of Investments
31

Schedule of Investments (unaudited)
April 30, 2024
BlackRock Ultra Short-Term Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, Class A, 4.95%, 10/15/27	$14,709	$14,594,373
BMW Vehicle Lease Trust
5.27%, 02/25/25	602	602,387
5.73%, 07/27/26, (30-day Avg SOFR + 0.400%)(a)	6,759	6,764,957
5.95%, 08/25/25	15,421	15,433,778
CarMax Auto Owner Trust
5.23%, 01/15/26 (Call 12/15/26)	7,103	7,096,803
5.34%, 12/15/25 (Call 10/15/26)	2,569	2,568,359
5.93%, 11/16/26 (Call 03/15/27), (30-day SOFR + 0.600%)(a)	10,448	10,460,599
6.08%, 12/15/26 (Call 05/15/27)	13,818	13,850,405
6.13%, 12/15/26 (Call 05/15/27), (30-day SOFR + 0.800%)(a)	710	711,684
6.18%, 06/15/26 (Call 01/15/27), (30-day SOFR + 0.850%)(a)	10,197	10,217,221
Chase Issuance Trust, 3.97%, 09/15/27	14,100	13,819,451
Citibank Credit Card Issuance Trust, 5.23%, 12/08/27	3,474	3,458,116
CNH Equipment Trust, 5.34%, 09/15/26 (Call 01/15/27)	4,789	4,780,075
Ford Credit Auto Lease Trust
5.19%, 06/15/25 (Call 08/15/25)	517	516,703
5.90%, 02/15/26 (Call 03/15/26)	7,360	7,368,810
Ford Credit Auto Owner Trust, 5.69%, 01/15/27 (Call 10/15/27), (30-day Avg SOFR + 0.360%)(a)	8,820	8,820,867
Honda Auto Receivables Owner Trust
5.36%, 09/15/26 (Call 05/15/27)	14,719	14,695,182
5.41%, 04/15/26 (Call 10/15/26)	12,144	12,128,738
Hyundai Auto Lease Securitization Trust
5.20%, 04/15/25 (Call 05/15/25)(b)	3,337	3,335,932
5.47%, 09/15/25 (Call 10/15/25)(b)	4,918	4,914,073
6.08%, 09/15/25 (Call 10/15/25), (30-day SOFR + 0.750%)(a)(b)	5,314	5,319,994
Mercedes-Benz Auto Lease Trust, 5.24%, 11/17/25 (Call 01/15/26)	18,636	18,614,168
Mercedes-Benz Auto Receivables Trust, 5.92%, 11/16/26 (Call 01/15/27)	10,655	10,671,026
Nissan Auto Receivables Owner Trust
4.50%, 08/15/25 (Call 12/15/26)	2,136	2,133,205
5.98%, 02/17/26 (Call 02/15/27), (30-day SOFR + 0.650%)(a)	14,585	14,603,177
Toyota Auto Receivables Owner Trust
5.28%, 05/15/26 (Call 07/15/27)	9,273	9,259,628
5.68%, 12/15/26 (Call 11/15/27), (30-day SOFR + 0.350%)(a)	22,599	22,599,782
5.85%, 05/15/26 (Call 07/15/27), (30-day SOFR + 0.520%)(a)	8,824	8,832,126
5.88%, 11/16/26 (Call 09/15/27), (30-day SOFR + 0.550%)(a)	12,091	12,109,399
Toyota Lease Owner Trust, 5.73%, 07/20/26 (Call 08/20/26), (30-day Avg SOFR + 0.400%)(a)(b)	10,809	10,813,232
USAA Auto Owner Trust, 5.83%, 07/15/26 (Call 09/15/26)(b)	5,851	5,855,099
Volkswagen Auto Lease Trust, 5.87%, 01/20/26 (Call 02/20/26)	20,616	20,634,666
Total Asset-Backed Securities — 5.3% (Cost: $297,893,231)		297,584,015
Security	Par (000)	Value
Certificates of Deposit
Bank of America NA, 5.90%, 05/14/24	$30,450	$30,453,771
Bank of Montreal, 5.41%, 05/17/24	31,600	31,597,482
Bank of Nova Scotia/Houston, 5.61%, 02/21/25, (1-day SOFR + 0.300%)(a)	35,000	34,999,647
BNP Paribas SA, 5.83%, 08/08/24	10,860	10,868,054
Canadian Imperial Bank of Commerce
5.90%, 06/13/24	22,170	22,179,415
5.93%, 06/28/24	17,400	17,408,193
Canadian Imperial Bank of Commerce/New York, 6.00%, 07/01/24, (1-day SOFR + 0.680%)(a)	15,500	15,516,674
Credit Agricole Corporate & Investment Bank SA, 5.55%, 04/11/25	10,310	10,305,138
Credit Industriel et Commercial
5.26%, 03/11/25	28,360	28,281,180
5.55%, 04/14/25	28,370	28,356,847
HSBC Bank USA NA
5.62%, 02/20/25, (1-day SOFR + 0.300%)(a)	35,300	35,309,552
5.64%, 03/12/25, (1-day SOFR + 0.320%)(a)(c)	16,830	16,826,634
5.90%, 06/06/24	9,000	9,002,772
Mitsubishi UFJ Trust & Banking Corp./New York, 5.87%, 06/06/24, (1-day SOFR + 0.550%)(a)	15,220	15,226,656
Mizuho Bank Ltd., 5.80%, 05/03/24	40,075	40,076,169
Mizuho Bank Ltd./New York
5.48%, 08/07/24, (1-day SOFR + 0.170%)(a)	25,000	25,001,936
5.50%, 07/25/24, (1-day SOFR + 0.180%)(a)	30,000	30,004,902
5.56%, 11/06/24	35,000	34,999,262
MUFG Bank Ltd., 5.76%, 08/15/24	18,725	18,733,759
Natixis SA, 5.97%, 05/20/24	39,040	39,048,438
Nordea Bank Abp/New York, 5.64%, 05/20/24, (1-day SOFR + 0.320%)(a)	49,250	49,255,910
Royal Bank of Canada, 5.88%, 06/27/24	15,400	15,405,301
Sumitomo Mitsui Banking Corp., 5.57%, 10/29/24	12,250	12,249,316
Sumitomo Mitsui Banking Corp./New York, 5.53%, 07/23/24, (1-day SOFR + 0.210%)(a)	50,000	50,007,437
Sumitomo Mitsui Trust Bank Ltd./ New York, 5.53%, 07/22/24, (1-day SOFR + 0.210%)(a)	24,200	24,203,732
Toronto-Dominion Bank
5.24%, 02/20/25	8,000	7,977,850
6.00%, 08/26/24	9,890	9,899,693
6.00%, 09/09/24	16,000	16,018,347
6.05%, 07/03/24	15,400	15,410,648
Wells Fargo Bank NA
5.65%, 01/30/25, (1-day SOFR + 0.340%)(a)	18,000	18,012,523
5.96%, 07/08/24, (1-day SOFR + 0.640%)(a)	25,000	25,026,340
Westpac Banking Corp., 5.35%, 01/28/25	14,960	14,941,164
Total Certificates of Deposit — 13.4% (Cost: $752,559,991)		752,604,742
Commercial Paper
Amcor Finance USA Inc.
5.46%, 05/10/24	8,700	8,686,833
5.51%, 05/17/24	5,500	5,485,739
Amcor Flexibles North America Inc., 5.69%, 05/28/24	13,820	13,759,147
American Electric Power Co. Inc.
5.43%, 05/06/24	12,000	11,989,143
5.50%, 05/16/24	4,660	4,648,640
American Honda Finance Corp.
5.42%, 05/08/24	45,250	45,195,568
32
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Ultra Short-Term Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.63%, 06/24/24	$11,750	$11,649,801
5.65%, 07/03/24	5,750	5,692,803
ANZ New Zealand International Ltd./London, 5.36%, 07/03/24	24,500	24,268,837
AstraZeneca PLC, 5.71%, 10/07/24	14,330	13,975,465
Bay Square Funding LLC, 5.35%, 05/13/24	14,250	14,222,519
Bell Telephone Co. of Canada or Bell Canada (The), 5.42%, 05/03/24	47,190	47,168,691
BPCE SA
5.56%, 03/21/25	15,010	14,293,078
5.58%, 08/01/24(a)(b)	9,950	9,954,342
Brighthouse Financial Short Term Funding LLC, 5.38%, 05/20/24	9,250	9,222,450
Britannia Funding Co. LLC
5.46%, 07/02/24	17,750	17,581,890
5.55%, 09/05/24	10,680	10,473,185
5.57%, 09/24/24	4,110	4,018,544
CDP Financial Inc., 5.38%, 06/07/24	2,464	2,450,090
CDP FINANCIAL Inc.
5.51%, 02/03/25	8,000	7,672,262
5.53%, 03/10/25	14,930	14,243,544
Citigroup Global Markets Inc., 5.55%, 09/23/24	41,480	40,566,541
Commonwealth Bank of Australia, 5.36%, 07/26/24	26,500	26,160,899
CRH America Finance Inc., 5.60%, 06/03/24	5,750	5,719,737
DNB Bank ASA
5.32%, 06/13/24	16,000	15,896,646
5.36%, 07/30/24	45,880	45,266,673
5.52%, 04/01/25	7,810	7,427,058
FMS Wertmanagement
5.26%, 05/02/24	24,250	24,242,919
5.26%, 05/03/24	23,500	23,489,702
HSBC USA Inc.
5.56%, 11/27/24	15,330	14,845,926
5.64%, 01/21/25	23,570	22,626,469
5.67%, 02/14/25	15,600	14,919,138
ING U.S. Funding LLC
5.42%, 06/07/24	32,020	31,837,756
5.55%, 10/24/24	28,500	27,743,465
5.62%, 02/10/25, (1-day SOFR + 0.300%)(a)(b)	25,000	24,999,622
Intercontinental Exchange Inc.
5.56%, 05/02/24	14,000	13,995,674
5.57%, 05/09/24	11,500	11,484,003
Jupiter Securitization Co. LLC, 5.45%, 07/17/24	5,820	5,752,083
Keurig Dr. Pepper Inc.
5.51%, 05/22/24	28,000	27,905,969
5.60%, 06/25/24	41,260	40,903,403
Koch Industries Inc., 5.41%, 06/11/24	15,600	15,502,230
Lime Funding LLC, 5.41%, 06/07/24	16,000	15,909,081
LMA-Americas LLC, 5.44%, 06/12/24	8,450	8,395,454
LSEGA Financing PLC, 5.42%, 05/02/24	5,780	5,778,261
LVMH Moet Hennessy Louis Vuitton SE
5.33%, 05/17/24	16,700	16,658,056
5.34%, 05/23/24	9,243	9,211,562
5.41%, 01/09/25	31,360	30,207,755
Macquarie Bank Ltd.
5.40%, 05/13/24	30,000	29,941,660
5.40%, 05/16/24	17,500	17,458,095
5.85%, 05/13/24, (1-day SOFR + 0.540%)(a)(b)	15,230	15,231,934
Marriott International Inc./MD
5.60%, 05/16/24	17,210	17,167,281
5.60%, 05/28/24	16,440	16,368,650
5.63%, 05/22/24	8,750	8,720,002
Security	Par (000)	Value
Matchpoint Finance PLC, 5.53%, 09/16/24	$18,580	$18,191,567
Microchip Technology Inc.
5.60%, 05/10/24	10,750	10,733,300
5.61%, 05/17/24	25,250	25,183,244
5.63%, 05/24/24	13,500	13,449,558
5.64%, 05/30/24	7,250	7,216,106
Mitsubishi HC Finance America LLC
5.47%, 05/06/24	15,350	15,336,010
5.65%, 06/04/24	9,000	8,950,825
5.65%, 06/05/24	4,750	4,723,305
NatWest Markets PLC, 5.34%, 05/20/24	15,920	15,872,937
NextEra Energy Capital Holdings Inc.
5.48%, 05/13/24	14,250	14,221,856
5.53%, 05/20/24	25,280	25,202,629
5.60%, 06/04/24	7,000	6,962,070
Oversea-Chinese Banking Corp. Ltd., 5.38%, 07/03/24	54,660	54,142,390
Penske Truck Leasing Co. LP
5.51%, 05/03/24	14,250	14,243,464
5.51%, 05/06/24	24,000	23,977,966
5.53%, 05/08/24	28,570	28,534,958
5.54%, 05/09/24	20,000	19,972,356
5.64%, 05/22/24	10,500	10,463,961
5.69%, 06/14/24	3,900	3,872,481
PFIZER Inc., 5.42%, 09/05/24	7,810	7,662,288
PPG Industries Inc.
5.45%, 05/10/24	13,300	13,279,891
5.47%, 05/13/24	19,000	18,962,564
Suncorp-Metway Ltd.
5.37%, 05/08/24	29,000	28,965,452
5.38%, 05/28/24	27,250	27,136,435
Telstra Group Ltd., 5.43%, 06/04/24	7,500	7,460,589
UnitedHealth Group Inc., 5.47%, 09/16/24	30,000	29,379,037
Verizon Communications Inc.
5.48%, 05/13/24	13,500	13,473,350
5.60%, 06/04/24	6,080	6,047,055
5.61%, 06/10/24	8,500	8,446,008
5.63%, 06/18/24	23,500	23,321,432
Vulcan Materials Co., 5.53%, 05/21/24	31,730	31,627,922
VW Credit Inc.
5.42%, 05/01/24	21,320	21,316,789
5.53%, 05/21/24	31,000	30,900,271
5.55%, 05/23/24	5,750	5,729,695
5.60%, 06/04/24	14,000	13,924,141
5.61%, 06/05/24	10,750	10,690,079
5.61%, 06/11/24	4,250	4,222,342
Washington Morgan Capital Co. LLC, 5.46%, 08/23/24	16,000	15,725,888
WEC Energy Group Inc., 5.43%, 05/06/24	41,830	41,792,154
Western Union Co. (The), 5.44%, 05/01/24	20,000	19,996,977
Westpac Banking Corp., 5.24%, 05/06/24	34,270	34,240,071
Westpac Securities NZ Ltd./London, 5.71%, 01/31/25	33,540	33,540,000
Total Commercial Paper — 30.3% (Cost: $1,698,294,624)		1,698,077,688
Corporate Bonds & Notes
Aerospace & Defense — 0.2%
Lockheed Martin Corp., 4.95%, 10/15/25 (Call 09/15/25)	6,195	6,166,570
Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Ultra Short-Term Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp., 5.00%, 02/27/26 (Call 01/27/26)	$5,590	$5,544,794
		11,711,364
Agriculture — 0.7%
Cargill Inc.
3.50%, 04/22/25 (Call 05/31/24)(b)(d)	6,825	6,699,536
4.88%, 10/10/25 (Call 09/10/25)(b)	14,235	14,128,304
Philip Morris International Inc., 5.13%, 11/15/24	16,000	15,959,007
		36,786,847
Auto Manufacturers — 6.9%
American Honda Finance Corp.
0.75%, 08/09/24	3,235	3,193,152
5.95%, 08/14/25, (1-day SOFR + 0.600%)(a)(d)	29,460	29,513,501
6.02%, 01/10/25, (1-day SOFR + 0.670%)(a)	15,000	15,036,450
BMW U.S. Capital LLC
0.75%, 08/12/24(b)(d)	2,925	2,885,248
5.73%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)	19,960	19,966,225
Daimler Trucks Finance North America LLC
5.00%, 01/15/27(b)	10,660	10,514,053
5.20%, 01/17/25(b)	9,295	9,254,457
5.60%, 08/08/25(b)	10,155	10,126,979
Hyundai Capital America
0.88%, 06/14/24(b)(d)	15,998	15,903,138
1.00%, 09/17/24(b)(d)	14,408	14,140,225
5.25%, 01/08/27(b)	12,500	12,351,909
5.80%, 06/26/25(b)	7,590	7,581,581
5.95%, 09/21/26(b)	15,400	15,451,647
6.25%, 11/03/25(b)	15,600	15,666,067
6.50%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)(d)	14,525	14,598,193
Mercedes-Benz Finance North America LLC
4.90%, 01/09/26(b)(d)	15,240	15,107,815
5.38%, 08/01/25(b)	15,290	15,259,088
6.02%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)	15,240	15,297,509
PACCAR Financial Corp., 3.15%, 06/13/24(d)	8,865	8,844,930
Toyota Motor Credit Corp.
0.50%, 06/18/24	4,000	3,974,230
3.65%, 08/18/25	13,145	12,850,585
4.40%, 09/20/24	15,000	14,933,051
5.64%, 09/13/24, (1-day SOFR + 0.290%)(a)	12,000	11,999,762
5.84%, 08/22/24, (1-day SOFR + 0.520%)(a)(d)	15,110	15,127,051
5.88%, 10/16/24, (1-day SOFR + 0.550%)(a)(d)	23,010	23,048,427
5.94%, 06/13/24, (1-day SOFR + 0.620%)(a)(d)	15,210	15,218,177
Volkswagen Group of America Finance LLC
5.80%, 09/12/25(b)	10,000	9,995,920
6.18%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)	14,160	14,184,214
6.30%, 06/07/24, (1-day SOFR + 0.950%)(a)(b)	12,380	12,388,426
		384,412,010
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 05/13/24)(d)	3,275	3,186,174
Banks — 16.1%
Australia & New Zealand Banking Group Ltd.
4.83%, 02/03/25(b)	14,970	14,892,630
5.09%, 12/08/25	10,810	10,754,240
6.10%, 07/03/25, (1-day SOFR + 0.750%)(a)(b)	14,655	14,713,913
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	15,240	15,040,224
5.67%, 10/03/25	15,000	15,052,388
Security	Par (000)	Value
Banks (continued)
Banco Santander SA
3.89%, 05/24/24	$15,800	$15,781,969
5.74%, 06/30/24, (1-year CMT + 0.450%)(a)	8,200	8,198,563
Bank of America Corp., 5.76%, 06/14/24 (Call 05/14/24), (1-day SOFR + 0.410%)(a)	18,580	18,581,045
Bank of Montreal/Chicago, 5.62%, 02/11/25, (1-day SOFR + 0.300%)(a)	29,450	29,450,273
Bank of New York Mellon Corp. (The), 5.80%, 03/13/26 (Call 03/13/25), (1-day SOFR + 0.450%)(a)	9,135	9,144,583
Banque Federative du Credit Mutuel SA
4.94%, 01/26/26(b)	17,400	17,193,496
5.09%, 01/23/27(b)	15,260	15,081,747
Barclays Bank PLC/New York, 5.70%, 02/06/25, (1-day SOFR + 0.380%)(a)	28,470	28,485,118
BPCE SA
5.10%, 01/26/26(b)(d)	15,230	15,086,426
5.20%, 01/18/27(b)	9,455	9,371,602
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	15,380	15,394,705
6.16%, 09/29/25 (Call 08/29/25), (1-day SOFR + 0.805%)(a)	15,440	15,518,840
Citigroup Inc., 4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(a)	4,770	4,763,881
Commonwealth Bank of Australia, 6.09%, 03/14/25, (1-day SOFR + 0.740%)(a)(b)	13,580	13,637,158
Commonwealth Bank of Australia/New York
5.08%, 01/10/25	17,800	17,731,202
5.50%, 09/12/25	15,210	15,223,309
Cooperatieve Rabobank UA/New York
3.88%, 08/22/24	16,800	16,711,482
5.50%, 07/18/25(d)	15,300	15,292,846
Deutsche Bank AG/New York, 4.16%, 05/13/25	6,905	6,787,529
Goldman Sachs Bank USA/New York
5.28%, 03/18/27 (Call 03/18/26), (1-day SOFR +0.777%)(a)	14,180	14,086,505
6.12%, 03/18/27 (Call 03/18/26), (1-day SOFR + 0.770%)(a)(d)	14,180	14,190,465
JPMorgan Chase & Co.
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(a)	16,100	16,058,691
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(a)	18,135	18,088,099
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	12,000	11,920,268
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	3,275	3,187,366
KeyBank NA/Cleveland OH
4.15%, 08/08/25(d)	5,370	5,212,701
5.67%, 06/14/24 (Call 05/31/24), (1-day SOFR + 0.320%)(a)	10,000	9,994,790
5.67%, 06/14/24 (Call 05/31/24), (1-day SOFR + 0.320%)(a)(d)	15,565	15,556,055
Macquarie Bank Ltd., 5.39%, 12/07/26(b)	6,210	6,192,759
Mitsubishi UFJ Financial Group Inc.
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(a)	9,010	8,984,504
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(a)	15,675	15,616,496
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	12,775	12,748,615
34
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Ultra Short-Term Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley, 0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(a)	$10,880	$10,829,092
Morgan Stanley Bank NA, 5.48%, 07/16/25 (Call 06/16/25)	7,520	7,516,682
National Australia Bank Ltd., 5.91%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)	15,220	15,220,778
National Australia Bank Ltd./New York
4.75%, 12/10/25	10,290	10,190,869
4.97%, 01/12/26	17,800	17,668,992
5.20%, 05/13/25(d)	13,305	13,267,470
National Securities Clearing Corp., 5.15%, 05/30/25(b)	5,105	5,084,367
Nordea Bank Abp
3.60%, 06/06/25(b)	10,665	10,440,323
4.75%, 09/22/25(b)	16,900	16,719,309
PNC Financial Services Group Inc. (The), 5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(a)(d)	15,526	15,511,862
Societe Generale SA, 4.35%, 06/13/25(b)(d)	15,000	14,793,927
Sumitomo Mitsui Financial Group Inc., 5.46%, 01/13/26	17,800	17,751,566
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)(d)	12,000	11,773,485
2.55%, 03/10/25(b)(d)	10,000	9,746,163
5.65%, 09/14/26(b)	12,000	12,013,423
5.79%, 09/16/24, (1-day SOFR + 0.440%)(a)(b)	15,000	15,013,024
Sumitomo Mitsui Trust Bank Ltd./ New York, 5.50%, 08/01/24, (1-day SOFR + 0.180%)(a)	14,750	14,750,964
Svenska Handelsbanken AB
0.55%, 06/11/24(b)(d)	4,780	4,754,006
3.65%, 06/10/25(b)	15,900	15,571,885
UBS AG, 6.28%, 09/11/25, (1-day SOFR + 0.930%)(a)	8,000	8,054,015
UBS AG/London
0.70%, 08/09/24(b)(d)	4,330	4,270,389
1.38%, 01/13/25 (Call 12/13/24)(b)(d)	6,970	6,764,827
5.80%, 08/09/24, (1-day SOFR + 0.450%)(a)(b)	8,470	8,475,507
5.80%, 09/11/25	8,000	8,018,499
UBS Group AG, 4.49%, 08/05/25 (Call 08/05/24), (1-year CMT + 1.600%)(a)(b)(d)	8,810	8,770,505
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	15,250	15,079,621
5.55%, 08/01/25 (Call 07/01/25)	15,230	15,238,064
6.06%, 01/15/26 (Call 12/15/25), (1-day SOFR + 0.710%)(a)	15,250	15,303,734
Westpac Banking Corp.
1.02%, 11/18/24(d)	3,550	3,463,646
5.35%, 10/18/24	17,600	17,576,715
5.65%, 11/18/24, (1-day SOFR + 0.300%)(a)(d)	23,886	23,890,993
6.07%, 11/17/25, (1-day SOFR + 0.720%)(a)(d)	15,440	15,497,034
		898,748,219
Beverages — 0.5%
PepsiCo Inc.
5.25%, 11/10/25	15,440	15,448,369
5.75%, 11/12/24, (1-day SOFR + 0.400%)(a)	11,665	11,679,698
		27,128,067
Chemicals — 0.4%
Linde Inc./CT, 4.80%, 12/05/24	17,700	17,625,162
Sherwin-Williams Co. (The), 4.05%, 08/08/24(d)	7,310	7,276,104
		24,901,266
Security	Par (000)	Value
Computers — 0.3%
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	$15,400	$15,404,442
Cosmetics & Personal Care — 0.1%
Unilever Capital Corp., 0.63%, 08/12/24 (Call 05/16/24)(d)	5,975	5,892,266
Diversified Financial Services — 1.9%
American Express Co.
3.38%, 05/03/24	44,833	44,829,896
6.10%, 04/23/27 (Call 04/23/26), (1-day SOFR + 0.750%)(a)(d)	13,960	13,981,038
6.28%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(a)(d)	8,235	8,296,357
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(a)	15,700	15,825,294
Capital One Financial Corp., 4.17%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.370%)(a)	15,800	15,793,259
CDP Financial Inc., 4.50%, 02/13/26(b)(d)	9,219	9,089,796
		107,815,640
Electric — 2.1%
Brookfield BRP Holdings Canada Inc., 0.00% 05/01/24	9,000	8,998,644
Florida Power & Light Co., 4.45%, 05/15/26 (Call 04/15/26)(d)	7,965	7,838,399
National Rural Utilities Cooperative Finance Corp.
6.05%, 05/07/25, (1-day SOFR + 0.700%)(a)	15,580	15,647,250
Series D, 5.68%, 10/18/24, (1-day SOFR + 0.330%)(a)(d)	5,000	5,002,808
NextEra Energy Capital Holdings Inc.
4.26%, 09/01/24	28,679	28,518,473
6.05%, 03/01/25	11,420	11,442,611
6.12%, 01/29/26, (1-day SOFR + 0.760%)(a)(d)	15,380	15,417,592
WEC Energy Group Inc.
4.75%, 01/09/26 (Call 12/09/25)	10,000	9,860,591
5.00%, 09/27/25 (Call 08/27/25)	7,465	7,393,640
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	8,520	8,496,103
		118,616,111
Electronics — 0.2%
Amphenol Corp.
4.75%, 03/30/26	2,840	2,802,218
5.05%, 04/05/27 (Call 03/05/27)(d)	5,800	5,761,261
		8,563,479
Food — 1.5%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 05/16/24)	12,125	12,072,912
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 05/31/24)(b)(d)	35,000	34,377,577
4.00%, 09/12/25 (Call 08/12/25)(b)	17,000	16,690,999
Walmart Inc., 3.90%, 09/09/25	20,000	19,660,360
		82,801,848
Health Care - Products — 0.2%
Thermo Fisher Scientific Inc., 5.00%, 12/05/26 (Call 11/05/26)	10,000	9,960,107
Health Care - Services — 0.5%
Roche Holdings Inc., 5.27%, 11/13/26 (Call 10/13/26)(b)	13,170	13,172,553
UnitedHealth Group Inc., 5.00%, 10/15/24	17,600	17,581,270
		30,753,823
Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Ultra Short-Term Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 3.3%
MassMutual Global Funding II
4.15%, 08/26/25(b)(d)	$7,302	$7,172,396
6.33%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)(d)	15,252	15,388,511
Metropolitan Life Global Funding I
0.55%, 06/07/24(b)(d)	3,590	3,571,962
5.00%, 01/06/26(b)	10,000	9,921,263
New York Life Global Funding
3.15%, 06/06/24(b)	8,400	8,377,234
3.60%, 08/05/25(b)(d)	16,500	16,108,215
5.78%, 06/06/24, (1-day SOFR + 0.430%)(a)(b)	9,130	9,132,697
5.93%, 01/16/26, (1-day SOFR + 0.580%)(a)(b)(d)	25,000	25,069,963
6.05%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)	18,500	18,580,963
Northwestern Mutual Global Funding
4.00%, 07/01/25(b)(d)	16,300	16,022,079
6.05%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)	15,400	15,466,836
Pacific Life Global Funding II, 6.21%, 06/16/25, (1-day SOFR + 0.860%)(a)(b)(d)	14,705	14,792,831
Principal Life Global Funding II
0.75%, 08/23/24(b)(d)	660	649,812
5.73%, 08/23/24, (1-day SOFR + 0.380%)(a)(b)	635	635,159
Protective Life Global Funding
4.99%, 01/12/27(b)	15,250	15,053,679
5.37%, 01/06/26(b)	10,000	9,961,310
		185,904,910
Internet — 0.5%
Amazon.com Inc., 3.00%, 04/13/25	10,000	9,768,342
eBay Inc., 5.90%, 11/22/25 (Call 10/22/25)	17,600	17,639,749
		27,408,091
Machinery — 2.0%
Caterpillar Financial Services Corp.
4.35%, 05/15/26	15,800	15,528,125
5.59%, 05/17/24, (1-day SOFR + 0.245%)(a)	10,000	10,000,400
5.62%, 09/13/24, (1-day SOFR + 0.270%)(a)	15,620	15,626,690
5.80%, 11/14/24, (1-day SOFR + 0.450%)(a)(d)	15,570	15,591,369
John Deere Capital Corp.
3.40%, 06/06/25	10,390	10,168,695
4.80%, 01/09/26	17,800	17,681,246
5.55%, 10/11/24, (1-day SOFR + 0.200%)(a)	14,290	14,293,147
5.83%, 10/22/25, (1-day SOFR + 0.480%)(a)(d)	15,240	15,272,500
		114,162,172
Media — 0.0%
Comcast Corp., 5.25%, 11/07/25	2,950	2,944,531
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., 5.84%, 02/20/26, (1-day SOFR + 0.490%)(a)	8,820	8,851,208
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	17,000	16,644,004
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	31,500	31,249,648
		56,744,860
Pipelines — 0.7%
Enterprise Products Operating LLC, 5.05%, 01/10/26	12,365	12,296,889
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)(d)	27,205	26,629,638
		38,926,527
Real Estate Investment Trusts — 0.2%
Public Storage Operating Co., 5.95%, 07/25/25, (1-day SOFR + 0.600%)(a)(d)	11,250	11,291,177
Security	Par (000)	Value
Retail — 0.7%
Home Depot Inc. (The), 4.00%, 09/15/25 (Call 08/15/25)	$5,170	$5,076,409
Lowe's Companies Inc.
4.40%, 09/08/25(d)	11,510	11,346,031
4.80%, 04/01/26 (Call 03/01/26)	6,660	6,583,853
Starbucks Corp., 4.85%, 02/08/27 (Call 01/08/27)(d)	14,940	14,760,196
		37,766,489
Semiconductors — 0.4%
Analog Devices Inc., 5.61%, 10/01/24, (1-day SOFR + 0.250%)(a)	15,330	15,329,636
NVIDIA Corp., 0.58%, 06/14/24 (Call 05/13/24)	5,305	5,273,731
		20,603,367
Software — 0.4%
Intuit Inc., 5.25%, 09/15/26 (Call 08/15/26)	11,165	11,187,672
Salesforce Inc., 0.63%, 07/15/24 (Call 05/13/24)	9,415	9,322,480
		20,510,152
Telecommunications — 0.0%
NTT Finance Corp., 4.14%, 07/26/24(b)(d)	2,830	2,819,250
Total Corporate Bonds & Notes — 40.9% (Cost: $2,294,536,802)		2,285,763,189
Municipal Debt Obligations
Illinois — 0.1%
State of Illinois GO, 5.25%, 05/01/25	5,865	5,829,565
New York — 0.1%
Taxable Municipal Funding Trust RB
VRDN, 5.63%, 01/16/25 (Put 04/30/24)(b)(e)	625	625,000
VRDN, 5.63%, 09/01/30 (Put 05/01/25)(b)(e)	2,440	2,440,000
		3,065,000
Total Municipal Debt Obligations — 0.2% (Cost $8,930,000)		8,894,565
Repurchase Agreements
Bank of America Securities Inc., 5.44%, 5/01/24 (Purchased on 04/30/24 to be repurchased at $10,001,511, collateralized by non-agency mortgage-backed security,2.89% to 6.00%, due 01/14/25 to 11/30/43, par and fair value of $11,010,000 and $10,500,076, respectively)	10,000	10,000,000
Bank of America Securities Inc., 5.64%, 5/01/24 (Purchased on 04/30/24 to be repurchased at $54,758,578, collateralized by non-agency mortgage-backed security, 1.81% to 7.76%, due 04/17/25 to 03/25/64, par and fair value of $135,821,045 and $58,582,500, respectively)	54,750	54,750,000
Bank of America Securities Inc., 5.82%, 5/01/24 (Purchased on 04/30/24 to be repurchased at $10,001,617, collateralized by non-agency mortgage-backed security, 2.89% to 6.00%, due 1/14/25 to 11/30/43, par and fair value of $11,010,000 and $10,500,076, respectively)	10,000	10,000,000
36
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Ultra Short-Term Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bank of America Securities Inc., 5.87%, 5/01/24 (Purchased on 04/30/24 to be repurchased at $35,005,707, collateralized by non-agency mortgage-backed security, 4.15% to 9.28%, due 05/17/26 to 10/27/59, par and fair value of $,150,603,209 and $40,207,215, respectively)	$35,000	$35,000,000
BNP Paribas, 5.69%, 05/01/24 (Purchased on 04/30/24 to be repurchased at $36,755,809, collateralized by non-agency mortgage-backed security, 1.65% to 10.75%, due 08/01/24 to 12/31/79, par and fair value of $40,891,000 and $40,240,138, respectively)	36,750	36,750,000
Citigroup Global Markets Inc, 5.63%, 05/31/24 (Purchased on 04/30/24 to be repurchased at $9,001,408, collateralized by non-agency mortgage-backed security, 4.00% to 7.71%, due 01/20/31 to 05/15/48, par and fair value of $15,526,247 and $10,348,971, respectively)	9,000	9,000,000
Citigroup Global Markets Inc, 5.65%, 05/31/24 (Purchased on 04/30/24 to be repurchased at $12,001,833, collateralized by non-agency mortgage-backed security, 4.00% to 7.71%, due 01/20/31 to 05/15/48, par and fair value of $20,011,743 and $13,811,033, respectively)	12,000	12,000,000
Duetsche Bank Co. LLC, 5.77%, 05/01/24 (Purchased on 04/30/24 to be repurchased at $30,004,808, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 3.54% to 14.87%, due 05/01/26 to 08/23/44, par and fair value of $61,107,000,and $34,365,778, respectively)	30,000	30,000,000
Goldman Sachs & Co. LLC, 5.84%, 11/01/23 (Purchased on 10/31/23 to be repurchased at $90,014,600, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 0.00% to 10.51%, due 06/01/24 to 06/04/81, par and fair value of $ 155,628,951and $97,264,757, respectively)	90,000	90,000,000
Mizuho Securities USA Inc., 5.77%, 05/01/24 (Purchased on 04/30/24 to be repurchased at $6,000,962, collateralized by non-agency mortgage-backed security,9.09%, due 02/25/40, par and fair value of $6,758,463 and $7,200,001, respectively)	6,000	6,000,000
Mizuho Securities USA Inc., 5.87%, 05/01/24 (Purchased on 04/30/24 to be repurchased at $30,004,892, collateralized by non-agency mortgage-backed security, 2.31% to 10.69, due 10/25/30 to 11/20/51, par and fair value of $41,337,465 and $34,132,458, respectively)	30,000	30,000,000
Wells Fargo Securities, 5.72%, 05/01/24 (Purchased on 04/30/24 to be repurchased at $90,014,300, collateralized by non-agency mortgage-backed security, 2.46% to 8.25%, due 10/10/32 to 12/27/67, par and fair value of $131,435,751 and $98,776,458, respectively)	90,000	90,000,000
Total Repurchase Agreements — 7.4% (Cost: $413,500,000)		413,500,000
Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 1.7%
U.S. Treasury Note/Bond
1.63%, 02/15/26	$11,860	$11,160,909
4.75%, 07/31/25	30,890	30,724,690
4.88%, 11/30/25	21,000	20,911,406
5.00%, 08/31/25	15,530	15,489,962
5.00%, 09/30/25	15,500	15,460,644
Total U.S. Government Obligations — 1.7% (Cost: $93,924,697)		93,747,611
	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	63,736,974	63,756,095
Total Money Market Funds — 1.2% (Cost: $63,744,081)		63,756,095
Total Investments — 100.4% (Cost: $5,623,383,426)		5,613,927,905
Liabilities in Excess of Other Assets — (0.4)%		(20,066,852)
Net Assets — 100.0%		$5,593,861,053

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Ultra Short-Term Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$123,152,749	$—	$(59,394,444)(a)	$11,366	$(13,576)	$63,756,095	63,736,974	$88,239 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	275,056	—
				$11,366	$(13,576)	$63,756,095		$363,295	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$297,584,015	$—	$297,584,015
Certificates of Deposit	—	752,604,742	—	752,604,742
Commercial Paper	—	1,698,077,688	—	1,698,077,688
Corporate Bonds & Notes	—	2,285,763,189	—	2,285,763,189
Municipal Debt Obligations	—	8,894,565	—	8,894,565
Repurchase Agreements	—	413,500,000	—	413,500,000
U.S. Government & Agency Obligations	—	93,747,611	—	93,747,611
Short-Term Securities
Money Market Funds	63,756,095	—	—	63,756,095
	$63,756,095	$5,550,171,810	$—	$5,613,927,905
See notes to financial statements.
38
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	BlackRock Short Duration Bond ETF	BlackRock Short Maturity Municipal Bond ETF	BlackRock Ultra Short-Term Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,978,168,256	$603,893,229	$5,136,671,810
Investments, at value—affiliated(c)	263,555,747	15,268	63,756,095
Cash	—	14,917	177,845
Cash pledged for futures contracts	7,049,000	—	—
Foreign currency, at value(d)	1,557,533	—	—
Repurchase agreements, at value—unaffiliated(e)	—	—	413,500,000
Receivables:
Investments sold	7,036,828	5,604,142	—
Securities lending income—affiliated	32,901	—	8,252
TBA sales commitments	29,703,793	—	—
Capital shares sold	—	—	5,050,858
Dividends—affiliated	218,145	201,948	13,783,356
Interest— unaffiliated	18,821,507	5,049,481	25,048,615
Variation margin on futures contracts	153,464	—	—
Unrealized appreciation on forward foreign currency exchange contracts	3,454,473	—	—
Total assets	3,309,751,647	614,778,985	5,657,996,831
LIABILITIES
Bank overdraft	1,503,226	—	—
Collateral on securities loaned, at value	189,517,555	—	63,769,367
TBA sales commitments, at value(f)	29,565,081	—	—
Payables:
Investments purchased	125,074,184	6,603,659	—
Investment advisory fees	607,245	128,910	366,411
Unrealized depreciation on forward foreign currency exchange contracts	177,585	—	—
Total liabilities	346,444,876	6,732,569	64,135,778
Commitments and contingent liabilities
NET ASSETS	$2,963,306,771	$608,046,416	$5,593,861,053
NET ASSETS CONSIST OF
Paid-in capital	$3,005,484,967	$606,251,536	$5,583,385,225
Accumulated earnings (loss)	(42,178,196)	1,794,880	10,475,828
NET ASSETS	$2,963,306,771	$608,046,416	$5,593,861,053
NET ASSET VALUE
Shares outstanding	59,200,000	12,150,000	110,750,000
Net asset value	$50.06	$50.04	$50.51
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$2,996,452,791	$604,013,848	$5,146,139,345
(b) Securities loaned, at value	$184,024,044	$—	$62,036,142
(c) Investments, at cost—affiliated	$263,548,454	$15,268	$63,744,081
(d) Foreign currency, at cost	$1,559,701	$—	$—
(e) Repurchase agreements, at cost—unaffiliated	$—	$—	$413,500,000
(f) Proceeds from TBA sales commitments	$29,703,793	$—	$—
See notes to financial statements.
Financial Statements
39

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	BlackRock Short Duration Bond ETF	BlackRock Short Maturity Municipal Bond ETF	BlackRock Ultra Short-Term Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,811,939	$10,383	$275,056
Interest—unaffiliated	78,691,160	11,833,869	156,818,275
Securities lending income—affiliated—net	226,476	—	88,239
Foreign taxes withheld	(8,714)	—	—
Total investment income	80,720,861	11,844,252	157,181,570
EXPENSES
Investment advisory	3,786,147	777,283	2,356,585
Interest expense	2,930	—	10,130
Total expenses	3,789,077	777,283	2,366,715
Less:
Investment advisory fees waived	(31,045)	—	—
Total expenses after fees waived	3,758,032	777,283	2,366,715
Net investment income	76,962,829	11,066,969	154,814,855
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,783,175	53,360	345,708
Investments—affiliated	(68,307)	—	11,366
Forward foreign currency exchange contracts	(2,498,933)	—	—
Foreign currency transactions	(181,421)	—	—
Futures contracts	10,237,943	—	—
In-kind redemptions—unaffiliated(a)	325,742	—	—
	9,598,199	53,360	357,074
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	8,406,658	2,658,707	15,860,353
Investments—affiliated	(19,033)	—	(13,576)
Forward foreign currency exchange contracts	1,484,840	—	—
Foreign currency translations	3,877	—	—
Futures contracts	(4,136,053)	—	—
	5,740,289	2,658,707	15,846,777
Net realized and unrealized gain	15,338,488	2,712,067	16,203,851
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,301,317	$13,779,036	$171,018,706
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
40
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	BlackRock Short Duration Bond ETF		BlackRock Short Maturity Municipal Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$76,962,829	$152,575,025	$11,066,969	$15,801,319
Net realized gain (loss)	9,598,199	(16,965,133)	53,360	871
Net change in unrealized appreciation (depreciation)	5,740,289	73,637,820	2,658,707	1,028,194
Net increase in net assets resulting from operations	92,301,317	209,247,712	13,779,036	16,830,384
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(83,333,089)(b)	(149,817,488)	(10,942,405)(b)	(14,761,848)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(170,616,759)	(1,164,640,543)	6,950	82,174,684
NET ASSETS
Total increase (decrease) in net assets	(161,648,531)	(1,105,210,319)	2,843,581	84,243,220
Beginning of period	3,124,955,302	4,230,165,621	605,202,835	520,959,615
End of period	$2,963,306,771	$3,124,955,302	$608,046,416	$605,202,835

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
41

Statements of Changes in Net Assets(continued)

	BlackRock Ultra Short-Term Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$154,814,855	$285,162,589
Net realized gain (loss)	357,074	(2,518,685)
Net change in unrealized appreciation (depreciation)	15,846,777	46,714,608
Net increase in net assets resulting from operations	171,018,706	329,358,512
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(158,842,132)(b)	(274,745,720)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(650,568,592)	(875,900,900)
NET ASSETS
Total decrease in net assets	(638,392,018)	(821,288,108)
Beginning of period	6,232,253,071	7,053,541,179
End of period	$5,593,861,053	$6,232,253,071

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
42
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Short Duration Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$49.92	$49.16	$50.07	$50.15	$50.36	$50.12
Net investment income(a)	1.27	2.00	0.58	0.38	0.91	1.37
Net realized and unrealized gain (loss)(b)	0.24	0.73	(0.95)	(0.03)	(0.16)	0.21
Net increase (decrease) from investment operations	1.51	2.73	(0.37)	0.35	0.75	1.58
Distributions from net investment income(c)	(1.37)(d)	(1.97)	(0.54)	(0.43)	(0.96)	(1.34)
Net asset value, end of period	$50.06	$49.92	$49.16	$50.07	$50.15	$50.36
Total Return(e)
Based on net asset value	3.03%(f)	5.67%	(0.75)%	0.70%	1.51%	3.19%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	5.08%(h)	4.03%	1.17%	0.76%	1.81%	2.73%
Supplemental Data
Net assets, end of period (000)	$2,963,307	$3,124,955	$4,230,166	$4,854,200	$4,397,750	$6,260,259
Portfolio turnover rate(i)	107%	40%	44%	55%	67%(j)	58%(j)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
43

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Short Maturity Municipal Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$49.81	$49.62	$50.11	$50.19	$50.13	$49.85
Net investment income(a)	0.88	1.51	0.37	0.17	0.51	0.81
Net realized and unrealized gain (loss)(b)	0.23	0.11	(0.62)	(0.07)	0.13	0.26
Net increase (decrease) from investment operations	1.11	1.62	(0.25)	0.10	0.64	1.07
Distributions from net investment income(c)	(0.88)(d)	(1.43)	(0.24)	(0.18)	(0.58)	(0.79)
Net asset value, end of period	$50.04	$49.81	$49.62	$50.11	$50.19	$50.13
Total Return(e)
Based on net asset value	2.25%(f)	3.32%	(0.51)%	0.19%	1.29%	2.16%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.56%(h)	3.04%	0.75%	0.34%	1.02%	1.63%
Supplemental Data
Net assets, end of period (000)	$608,046	$605,203	$520,960	$293,169	$291,091	$210,532
Portfolio turnover rate(i)	69%	195%	98%	52%	108%	170%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
44
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	BlackRock Ultra Short-Term Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$50.40	$49.99	$50.45	$50.54	$50.41	$50.15
Net investment income(a)	1.32	2.21	0.61	0.22	0.69	1.38
Net realized and unrealized gain (loss)(b)	0.13	0.34	(0.60)	(0.07)	0.25	0.23
Net increase from investment operations	1.45	2.55	0.01	0.15	0.94	1.61
Distributions from net investment income(c)	(1.34)(d)	(2.14)	(0.47)	(0.24)	(0.81)	(1.35)
Net asset value, end of period	$50.51	$50.40	$49.99	$50.45	$50.54	$50.41
Total Return(e)
Based on net asset value	2.92%(f)	5.22%	0.03%	0.29%	1.89%	3.25%
Ratios to Average Net Assets(g)
Total expenses	0.08%(h)	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	5.26%(h)	4.41%	1.22%	0.44%	1.36%	2.74%
Supplemental Data
Net assets, end of period (000)	$5,593,861	$6,232,253	$7,053,541	$5,806,662	$4,922,726	$2,195,391
Portfolio turnover rate(i)	28%	41%	27%	47%	54%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
45

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
BlackRock ETF	Diversification Classification
Short Duration Bond(a)	Diversified
Short Maturity Municipal Bond	Diversified
Ultra Short-Term Bond	Diversified

(a)	Formerly the BlackRock Short Maturity Bond ETF.
On September 27, 2023, the Board approved a proposal to change the name of BlackRock Short Maturity Bond ETF to BlackRock Short Duration Bond ETF, the Fund’s index to Bloomberg U.S. 1-3 Year Government/Credit Bond Index, as well as certain changes to the Fund's investment objective. These changes became effective on November 1, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
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2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
• Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Notes to Financial Statements
47

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
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2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
The following table summarizes the open repurchase agreements as of April 30, 2024 which are subject to offset under an MRA:
BlackRock ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received at value	Non-Cash Collateral Received at Fair Value(a)	Net Amount
Ultra Short-Term Bond
Bank of America Securities Inc.	$109,750,000	$—	$109,750,000	$—
BNP Paribas	36,750,000	—	36,750,000	—
Citigroup Global Markets Inc.	21,000,000	—	21,000,000	—
Duetsche Bank Co. LLC	30,000,000	—	30,000,000	—
Goldman Sachs & Co. LLC	90,000,000	—	90,000,000	—
Mizuho Securities USA Inc.	36,000,000	—	36,000,000	—
Wells Fargo Securities	90,000,000	—	90,000,000	—
	$413,500,000	$—	$413,500,000	$—

(a)	Collateral received in excess of the market value of repurchase agreements is not presented in this table.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
49

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
BlackRock ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Short Duration Bond
Barclays Bank PLC	$229,448	$(229,448)	$—	$—
Barclays Capital, Inc.	124,762	(124,762)	—	—
BNP Paribas SA	2,937,965	(2,937,965)	—	—
BofA Securities, Inc.	99,050,152	(99,050,152)	—	—
Deutsche Bank Securities, Inc.	289,259	(289,259)	—	—
Goldman Sachs & Co. LLC	5,119,572	(5,119,572)	—	—
HSBC Securities (USA), Inc.	302,940	(302,940)	—	—
J.P. Morgan Securities LLC	41,681,390	(41,681,390)	—	—
Jefferies LLC	31,874,024	(31,874,024)	—	—
Morgan Stanley	165,941	(165,941)	—	—
RBC Capital Markets LLC	1,644,756	(1,644,756)	—	—
Scotia Capital (USA), Inc.	193,529	(193,529)	—	—
State Street Bank & Trust Co.	302,721	(302,721)	—	—
UBS AG	66,490	(66,490)	—	—
UBS Securities LLC	24,516	(24,516)	—	—
Wells Fargo Bank N.A.	16,579	(16,579)	—	—
	$184,024,044	$(184,024,044)	$—	$—
Ultra Short-Term Bond
Barclays Capital, Inc.	$580,188	$(580,188)	$—	$—
BMO Capital Markets Corp.	97,885	(97,885)	—	—
BNP Paribas SA	1,763,655	(1,763,655)	—	—
BofA Securities, Inc.	22,878,059	(22,878,059)	—	—
Goldman Sachs & Co. LLC	8,592,972	(8,592,972)	—	—
J.P. Morgan Securities LLC	26,424,855	(26,424,855)	—	—
Nomura Securities International, Inc.	499,713	(499,713)	—	—
Toronto-Dominion Bank	795,980	(795,980)	—	—
UBS Securities LLC	289,473	(289,473)	—	—
Wells Fargo Securities LLC	113,362	(113,362)	—	—
	$62,036,142	$(62,036,142)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
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2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
BlackRock ETF	Investment Advisory Fees
Short Duration Bond	0.25%
Short Maturity Municipal Bond	0.25
Ultra Short-Term Bond	0.08
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the BlackRock Short Duration Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
Notes to Financial Statements
51

Notes to Financial Statements (unaudited) (continued)
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
BlackRock ETF	Amounts Waived
Short Duration Bond	$31,045
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the BlackRock Ultra Short-Term Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
BlackRock ETF	Amounts
Short Duration Bond	$76,686
Ultra Short-Term Bond	27,262
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended April 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
BlackRock ETF	Purchases	Sales	Net Realized Gain (Loss)
Short Maturity Municipal Bond	$26,417,596	$33,414,257	$—
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
52
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
BlackRock ETF	Purchases	Sales	Purchases	Sales
Short Duration Bond	$1,904,052,366	$692,169,408	$1,516,065,075	$2,424,145,299
Short Maturity Municipal Bond	—	—	382,066,388	432,339,094
Ultra Short-Term Bond	47,719,468	—	678,275,332	711,052,313
For the six months ended April 30, 2024, in-kind transactions were as follows:
BlackRock ETF	In-kind Purchases	In-kind Sales
Short Duration Bond	$—	$72,062,334
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
BlackRock ETF	Non-Expiring Capital Loss Carryforwards
Short Duration Bond	$(50,891,228)
Short Maturity Municipal Bond	(119,654)
Ultra Short-Term Bond	(4,864,522)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Duration Bond	$3,260,037,227	$19,022,527	$(38,128,687)	$(19,106,160)
Short Maturity Municipal Bond	604,015,259	1,174,218	(1,280,980)	(106,762)
Ultra Short-Term Bond	5,623,384,645	2,754,253	(12,210,993)	(9,456,740)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Notes to Financial Statements
53

Notes to Financial Statements (unaudited) (continued)
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
54
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
BlackRock ETF	Shares	Amount	Shares	Amount
Short Duration Bond
Shares sold	650,000	$32,884,188	12,900,000	$638,748,320
Shares redeemed	(4,050,000)	(203,500,947)	(36,350,000)	(1,803,388,863)
	(3,400,000)	$(170,616,759)	(23,450,000)	$(1,164,640,543)
Short Maturity Municipal Bond
Shares sold	1,200,000	$60,020,642	4,550,000	$226,690,029
Shares redeemed	(1,200,000)	(60,013,692)	(2,900,000)	(144,515,345)
	—	$6,950	1,650,000	$82,174,684
Ultra Short-Term Bond
Shares sold	4,450,000	$224,676,621	13,150,000	$659,521,192
Shares redeemed	(17,350,000)	(875,245,213)	(30,600,000)	(1,535,422,092)
	(12,900,000)	$(650,568,592)	(17,450,000)	$(875,900,900)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
55

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Short Duration Bond ETF, BlackRock Short Maturity Municipal Bond ETF and BlackRock Ultra Short-Term Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
56
2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information
57

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
58
2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
LIBOR	London Interbank Offered Rate
PR	Prerefunded
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAW	State Aid Withholding
SIFMA	Securities Industry and Financial Markets Associations
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ST	Special Tax
TBA	To-Be-Announced
Glossary of Terms Used in this Report
59

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1008-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust
• iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX
• iShares Inflation Hedged High Yield Bond ETF | HYGI | NYSE Arca
• iShares Inflation Hedged U.S. Aggregate Bond ETF | AGIH | NYSE Arca
• iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca
• iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
• iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca
• iShares Interest Rate Hedged U.S. Aggregate Bond ETF | AGRH | NYSE Arca

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF
Investment Objective
The iShares Inflation Hedged Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds, as represented by the BlackRock Inflation Hedged Corporate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.67%	1.93%	3.21%	3.54%	1.93%	17.14%	23.16%
Fund Market	7.92	2.12	3.26	3.60	2.12	17.40	23.58
Index	7.55	1.56	4.17	4.64	1.56	22.65	31.13
Markit iBoxx USD Liquid Investment Grade Index	8.28	(0.07)	0.75	1.93	(0.07)	3.83	12.08
The inception date of the Fund was May 8, 2018. The first day of secondary market trading was May 10, 2018.
Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Inflation Hedge Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,076.70	$0.26	$1,000.00	$1,024.60	$0.25	0.05%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries,may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	94.7%
Short-term Investments	47.1
Swaps, net cumulative appreciation	6.0
Other assets less liabilities	(47.8)
CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Aaa	2.5%
Aa	5.3
A	47.5
Baa	41.8
Ba	2.6
Not Rated	0.3

(a)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors
Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Inflation Hedged High Yield Bond ETF
Investment Objective
The iShares Inflation Hedged High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock Inflation Hedged High Yield Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ HighYield Corporate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.47%	9.00%	8.12%	9.00%	15.61%
Fund Market	8.52	9.18	8.24	9.18	15.84
Index	8.28	8.20	7.65	8.20	14.66
Market iBoxx USD Liquid High Yield Index	8.74	8.15	8.23	8.15	15.81
The inception date of the Fund was June 22, 2022. The first day of secondary market trading was June 24, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,084.70	$0.26	$1,000.00	$1,024.60	$0.25	0.05%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries,may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	94.5%
Short-term Investments	49.3
Swaps, net cumulative appreciation	0.9
Other assets less liabilities	(44.7)
CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Baa	1.5%
Ba	41.1
B	43.3
Caa	11.8
Ca	1.2
Not Rated	1.1

(a)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors
Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF
Investment Objective
The iShares Inflation Hedged U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment-grade bonds, as represented by the BlackRock Inflation Hedged U.S. Aggregate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Core U.S. Aggregate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.79%	0.29%	0.40%	0.29%	0.74%
Fund Market	4.63	0.29	0.41	0.29	0.76
Index	4.77	0.16	0.44	0.16	0.82
Bloomberg US Aggregate Bond Index	4.97	(1.47)	(0.09)	(1.47)	(0.17)
The inception date of the Fund was June 22, 2022. The first day of secondary market trading was June 24, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,047.90	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries,may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	94.8%
Short-term Investments	2.5
Swaps, net cumulative appreciation	1.4
Other assets less liabilities	1.3
CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Aaa	72.5%
Aa	2.2
A	11.8
Baa	11.9
Ba	0.6
Not Rated	1.0

(a)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors
Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Interest Rate Hedged Corporate Bond ETF
Investment Objective
The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the BlackRock Interest Rate Hedged Corporate Bond Index, (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.09%	11.04%	3.96%	2.94%	11.04%	21.42%	33.32%
Fund Market	6.96	11.11	3.96	2.93	11.11	21.45	33.25
Index	6.77	10.52	3.50	3.18	10.52	18.78	36.46
Markit iBoxx USD Liquid Investment Grade Index	8.28	(0.07)	0.75	1.93	(0.07)	3.83	12.08
The inception date of the Fund was May 27, 2014. The first day of secondary market trading was May 28, 2014.
Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,070.90	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries,may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	94.7%
Short-term Investments	50.4
Swaps, net cumulative appreciation	8.1
Other assets less liabilities	(53.2)
CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Aaa	2.5%
Aa	5.3
A	47.5
Baa	41.8
Ba	2.6
Not Rated	0.3

(a)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors
Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® Interest Rate Hedged High Yield Bond ETF
Investment Objective
The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock Interest Rate Hedged High Yield Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	8.52%	13.24%	4.77%	3.97%	13.24%	26.23%	47.14%
Fund Market	8.52	13.37	4.80	3.98	13.37	26.44	47.35
Index	8.23	12.61	4.52	4.11	12.61	24.72	49.23
Markit iBoxx USD Liquid High Yield Index	8.74	8.15	3.04	8.23	8.15	16.15	15.81
The inception date of the Fund was May 27, 2014. The first day of secondary market trading was May 28, 2014.
Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged High Yield Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,085.20	$0.26	$1,000.00	$1,024.60	$0.25	0.05%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries,may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	94.0%
Short-term Investments	48.6
Swaps, net cumulative appreciation	3.1
Other assets less liabilities	(45.7)
CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Baa	1.5%
Ba	41.1
B	43.3
Caa	11.8
Ca	1.2
Not Rated	1.1

(a)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors
Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
8
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
Investment Objective
The iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares 10+ Year Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.70%	12.69%	3.91%	3.79%	12.69%	21.11%	38.62%
Fund Market	7.63	12.77	3.92	3.79	12.77	21.17	38.58
Index	7.73	12.71	3.24	3.72	12.71	17.31	37.75
ICE BofA 10+ Year US Corporate Bond Index	11.40	(2.05)	(0.12)	2.45	(2.05)	(0.58)	23.64
The inception date of the Fund was July 22, 2015. The first day of secondary market trading was July 23, 2015.
Index performance through November 30, 2021 reflects the performance of the ICE Q70A Custom Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,077.00	$0.52	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries,may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	90.5%
Short-term Investments	44.0
Swaps, net cumulative appreciation	7.7
Other assets less liabilities	(42.2)
CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Aaa	3.1%
Aa	9.2
A	42.8
Baa	42.0
Ba	1.5
Not Rated	1.4

(a)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors
Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
Fund Summary
9

Fund Summary as of April 30, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
Investment Objective
The iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment grade bonds, as represented by the BlackRock Interest Rate Hedged U.S. Aggregate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Core U.S. Aggregate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding positions in U.S. Treasury futures or interest rate swaps.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.39%	6.68%	5.57%	6.68%	10.59%
Fund Market	4.26	6.71	5.57	6.71	10.59
Index	4.27	6.58	5.38	6.58	10.22
Bloomberg US Aggregate Bond Index	4.97	(1.47)	(0.09)	(1.47)	(0.17)
The inception date of the Fund was June 22, 2022. The first day of secondary market trading was June 24, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,043.90	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries,may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Investment Companies	93.1%
Short-term Investments	3.1
Swaps, net cumulative appreciation	5.8
Other assets less liabilities	(2.0)
CREDIT QUALITY ALLOCATION (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Aaa	72.5%
Aa	2.2
A	11.8
Baa	11.9
Ba	0.6
Not Rated	1.0

(a)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors
Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
10
2024 iShares Semi-Annual Report to Shareholders

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
About Fund Performance/Disclosure of Expenses
11

Schedule of Investments (unaudited)
April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	400,939	$42,094,586
Total Investment Companies (Cost: $47,072,484)		42,094,586
Short-Term Securities
Money Market Funds — 47.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(a)(c)(d)	20,509,725	20,515,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	440,000	440,000
Total Short-Term Securities — 47.1% (Cost: $20,959,508)		20,955,878
Total Investments in Securities — 141.8% (Cost: $68,031,992)		63,050,464
Liabilities in Excess of Other Assets — (41.8)%		(18,580,134)
Net Assets — 100.0%		$44,470,330

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,550,288	$—	$(34,718)(a)	$4,063	$(3,755)	$20,515,878	20,509,725	$60,445 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	630,000	—	(190,000)(a)	—	—	440,000	440,000	8,780	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,280,861	3,203,687	(7,110,533)	(1,517,507)	4,238,078	42,094,586	400,939	948,675	—
				$(1,513,444)	$4,234,323	$63,050,464		$1,017,900	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.27%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/30	USD	100	$5,919	$1	$5,918
3.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/05/30	USD	170	11,404	2	11,402
4.26%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/14/30	USD	400	3,123	5	3,118
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/12/31	USD	100	$3,734	$1	$3,733
3.25%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/06/32	USD	200	15,554	3	15,551
3.23%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/06/37	USD	100	10,913	2	10,911
3.71%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/04/43	USD	100	7,093	3	7,090
3.17%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/09/48	USD	200	29,748	6	29,742
2.98%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/48	USD	100	17,521	3	17,518
3.07%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/05/48	USD	100	16,168	3	16,165
3.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/12/49	USD	150	12,235	5	12,230
3.15%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/23/52	USD	100	15,156	3	15,153
2.93%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/06/52	USD	200	37,546	7	37,539
2.99%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/05/53	USD	100	17,673	3	17,670
								$203,787	$47	$203,740
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/17/24	USD	230	$2,727	$2	$2,725
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/24	USD	203	2,343	(2)	2,345
1.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/25	USD	160	1,423	1	1,422
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/25	USD	60	679	—	679
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/25	USD	66	647	—	647
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	1,600	100,523	21	100,502
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,000	154,708	40	154,668
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/28	USD	1,532	19,381	20	19,361
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	USD	965	13,517	13	13,504
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/22/28	USD	360	$3,155	$5	$3,150
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/24/28	USD	250	927	3	924
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/31/28	USD	80	535	1	534
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/28	USD	125	877	2	875
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	USD	700	7,011	9	7,002
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/28	USD	1,600	21,097	21	21,076
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/28	USD	1,150	16,915	15	16,900
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	61,520	18	61,502
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	USD	1,500	60,802	28	60,774
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/30/28	USD	1,000	1,412	13	1,399
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/29	USD	615	3,948	8	3,940
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/29	USD	600	2,495	(431)	2,926
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	133	23	(63)	86
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/29	USD	200	(50)	189	(239)
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	59,711	7,108	52,603
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	69,390	10	69,380
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	250,123	47	250,076
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	1,440	157,918	34	157,884
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	203,610	47	203,563
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	580	$46,356	$14	$46,342
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	265,737	2,870	262,867
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	15	954	—	954
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	USD	110	2,560	3	2,557
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	USD	45	725	1	724
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	USD	98	1,889	2	1,887
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	USD	135	1,644	201	1,443
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/33	USD	90	716	2	714
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/34	USD	76	1,426	2	1,424
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/34	USD	250	3,868	6	3,862
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/18/34	USD	450	5,200	10	5,190
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/34	USD	160	1,991	4	1,987
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/34	USD	240	2,766	6	2,760
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/34	USD	266	3,663	57	3,606
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/34	USD	76	971	2	969
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/34	USD	23	259	1	258
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/34	USD	550	4,619	13	4,606
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	273	1,467	(278)	1,745
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/34	USD	200	21	(91)	112
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/34	USD	220	$223	$513	$(290)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	USD	3,050	151,238	88	151,150
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	USD	560	34,020	16	34,004
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	49,610	19	49,591
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	1,000	92,502	38	92,464
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	USD	300	29,765	4	29,761
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	USD	1,335	62,622	51	62,571
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	USD	200	8,939	8	8,931
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	15	178	1	177
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/44	USD	40	777	93	684
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/44	USD	45	756	2	754
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/44	USD	63	989	2	987
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/44	USD	134	1,606	5	1,601
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	100	679	4	675
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	74	501	(132)	633
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/44	USD	77	27	(17)	44
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	USD	100	5,972	4	5,968
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	65,111	45	65,066
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	87,517	(11,789)	99,306
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	$2,011	$—	$2,011
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	119,528	16,730	102,798
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	41,451	15	41,436
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	USD	1,000	88,772	49	88,723
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	USD	459	39,434	23	39,411
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	USD	99	4,223	5	4,218
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	USD	50	2,247	2	2,245
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/54	USD	90	3,006	4	3,002
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/54	USD	19	171	1	170
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/54	USD	60	1,417	215	1,202
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/54	USD	33	715	2	713
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/54	USD	44	827	2	825
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/54	USD	72	1,147	4	1,143
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/54	USD	110	829	(355)	1,184
							$2,463,009	$15,636	$2,447,373
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$28,841	$(13,158)	$2,651,642	$(529)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$203,740	$2,447,902	$2,651,642
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$—	$529	$529

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$1,164	$184,356	$185,520
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(108,451)	$(251,891)	$(360,342)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$1,995,000
Inflation swaps:
Average notional value – pays fixed rate	$41,627,500
Average notional value – receives fixed rate	$0 (a)

(a)	Derivative not held at quarter-end. The risk expoure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$42,094,586	$—	$—	$42,094,586
Short-Term Securities
Money Market Funds	20,955,878	—	—	20,955,878
	$63,050,464	$—	$—	$63,050,464
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,447,902	$—	$2,447,902
Interest Rate Contracts	—	203,740	—	203,740
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Inflation Linked Contracts	$—	$(529)	$—	$(529)
	$—	$2,651,113	$—	2,651,113

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
19

Schedule of Investments (unaudited)
April 30, 2024
iShares® Inflation Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.5%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	32,063	$2,446,086
Total Investment Companies (Cost: $2,372,166)		2,446,086
Short-Term Securities
Money Market Funds — 49.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(a)(c)(d)	1,195,625	1,195,984
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	80,000	80,000
Total Short-Term Securities — 49.3% (Cost: $1,276,101)		1,275,984
Total Investments in Securities — 143.8% (Cost: $3,648,267)		3,722,070
Liabilities in Excess of Other Assets — (43.8)%		(1,134,129)
Net Assets — 100.0%		$2,587,941

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,124,769	$71,344 (a)	$—	$103	$(232)	$1,195,984	1,195,625	$2,627 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	20,000 (a)	—	—	—	80,000	80,000	1,722	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,339,947	—	(14,037)	369	119,807	2,446,086	32,063	74,812	—
				$472	$119,575	$3,722,070		$79,161	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/17/30	USD	15	$945	$—	$945
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged High Yield Bond ETF

OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	508	$2,665	$—	$2,665
2.82%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/32	USD	98	648	—	648
								$3,313	$—	$3,313
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/24	USD	63	$670	$—	$670
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/22/24	USD	8	111	—	111
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/25	USD	349	3,582	3	3,579
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	42	266	—	266
2.09%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/11/26	USD	115	1,258	—	1,258
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/26	USD	14	214	—	214
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	85	406	1	405
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/26	USD	43	375	—	375
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/01/26	USD	115	1,507	1	1,506
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	21	216	—	216
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/27	USD	11	12	51	(39)
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/27	USD	13	5	25	(20)
2.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/27	USD	124	1,119	1	1,118
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/28/28	USD	8	66	—	66
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged High Yield Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/29	USD	14	$22	$—	$22
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/29	USD	22	9	69	(60)
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/29	USD	488	6,682	8	6,674
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/11/29	USD	13	181	—	181
2.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/27/29	USD	25	(72)	—	(72)
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/29	USD	24	52	—	52
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/22/29	USD	25	331	—	331
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/30	USD	20	346	—	346
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/01/30	USD	30	407	—	407
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/23/30	USD	28	98	—	98
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/31	USD	13	148	—	148
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/31	USD	26	256	—	256
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	34	312	1	311
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/31	USD	21	82	—	82
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/31	USD	14	19	39	(20)
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/31	USD	11	2	13	(11)
							$18,682	$212	$18,470
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged High Yield Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$212	$—	$19,637	$(222)
OTC Swaps	—	—	3,313	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$—	$3,313	$3,313
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$945	$18,692	$19,637
	$—	$—	$—	$—	$945	$22,005	$22,950
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$—	$222	$222

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$1,243	$(550)	$693
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(141)	$7,437	$7,296
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$15,000
Inflation swaps:
Average notional value – pays fixed rate	$2,393,650
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged High Yield Bond ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$19,637	$222
Swaps - OTC(a)	3,313	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	22,950	222
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(19,637)	(222)
Total derivative assets and liabilities subject to an MNA	$3,313	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(a)
Goldman Sachs International	$3,313	$—	$—	$—	$3,313

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,446,086	$—	$—	$2,446,086
Short-Term Securities
Money Market Funds	1,275,984	—	—	1,275,984
	$3,722,070	$—	$—	$3,722,070
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$22,005	$—	$22,005
Interest Rate Contracts	—	945	—	945
Liabilities
Inflation Linked Contracts	—	(222)	—	(222)
	$—	$22,728	$—	22,728

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.8%
iShares Core U.S. Aggregate Bond ETF(a)	23,938	$2,279,616
Total Investment Companies (Cost: $2,406,330)		2,279,616
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	60,000	60,000
Total Short-Term Securities — 2.5% (Cost: $60,000)		60,000
Total Investments in Securities — 97.3% (Cost: $2,466,330)		2,339,616
Other Assets Less Liabilities — 2.7%		64,909
Net Assets — 100.0%		$2,404,525

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$112 (b)	$—	$(112)	$—	$—	—	$44 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—	(20,000)(b)	—	—	60,000	60,000	1,611	—
iShares Core U.S. Aggregate Bond ETF	2,186,639	53,455	(29,317)	(920)	69,759	2,279,616	23,938	40,295	—
				$(1,032)	$69,759	$2,339,616		$41,950	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.20%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/06/42	USD	5	$680	$—	$680
3.85%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/49	USD	10	451	—	451
								$1,131	$—	$1,131
Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	315	$1,653	$—	$1,653
2.86%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/29	USD	248	2,382	—	2,382
2.55%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/47	USD	47	1,136	—	1,136
								$5,171	$—	$5,171
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/24	USD	56	$681	$103	$578
3.05%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/25	USD	70	899	1	898
2.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/25	USD	250	(598)	2	(600)
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/25	USD	5	37	—	37
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	47	264	—	264
2.09%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/11/26	USD	57	623	—	623
2.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/06/26	USD	52	226	—	226
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	29	137	—	137
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/26	USD	111	1,130	1	1,129
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	12	124	—	124
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/26	USD	27	244	—	244
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/27	USD	20	216	—	216
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/27	USD	11	72	—	72
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/27	USD	15	$76	$(45)	$121
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/17/27	USD	13	76	—	76
2.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/27	USD	25	(87)	—	(87)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/29	USD	50	1,025	19	1,006
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/30	USD	37	599	1	598
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/30	USD	26	262	—	262
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/30	USD	19	44	—	44
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	80	732	2	730
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/32	USD	219	4,732	27	4,705
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/32	USD	58	154	1	153
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/33	USD	10	71	—	71
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/33	USD	28	165	(223)	388
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/33	USD	6	75	—	75
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	21	104	—	104
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	USD	100	3,296	3	3,293
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/37	USD	36	1,276	1	1,275
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/15/39	USD	13	179	—	179
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/42	USD	114	5,015	(620)	5,635
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/43	USD	11	390	—	390
Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	2	$27	$—	$27
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/47	USD	17	641	(214)	855
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/47	USD	17	754	1	753
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/07/48	USD	10	38	—	38
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/52	USD	38	1,911	(325)	2,236
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/53	USD	10	224	—	224
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/53	USD	4	10	—	10
							$25,844	$(1,265)	$27,109
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$162	$(1,427)	$28,927	$(687)
OTC Swaps	—	—	5,171	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$—	$5,171	$5,171
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$1,131	$27,796	$28,927
	$—	$—	$—	$—	$1,131	$32,967	$34,098
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$—	$687	$687

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$1,187	$987	$2,174
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(689)	$710	$21
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$12,500
Inflation swaps:
Average notional value – pays fixed rate	$2,377,300
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$28,927	$687
Swaps - OTC(a)	5,171	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	34,098	687
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(28,927)	(687)
Total derivative assets and liabilities subject to an MNA	$5,171	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(a)
Goldman Sachs International	$5,171	$—	$—	$—	$5,171

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,279,616	$—	$—	$2,279,616
Short-Term Securities
Money Market Funds	60,000	—	—	60,000
	$2,339,616	$—	$—	$2,339,616
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$32,967	$—	$32,967
Interest Rate Contracts	—	1,131	—	1,131
Liabilities
Inflation Linked Contracts	—	(687)	—	(687)
	$—	$33,411	$—	33,411

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
30
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,968,928	$311,707,751
Total Investment Companies (Cost: $317,577,249)		311,707,751
Short-Term Securities
Money Market Funds — 50.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(a)(c)(d)	151,332,549	151,377,949
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	14,290,000	14,290,000
Total Short-Term Securities — 50.4% (Cost: $165,686,999)		165,667,949
Total Investments in Securities — 145.1% (Cost: $483,264,248)		477,375,700
Liabilities in Excess of Other Assets — (45.1)%		(148,441,016)
Net Assets — 100.0%		$328,934,684

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$107,796,134	$43,610,794 (a)	$—	$(1,440)	$(27,539)	$151,377,949	151,332,549	$414,451 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,240,000	—	(950,000)(a)	—	—	14,290,000	14,290,000	309,901	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	240,053,877	78,389,141	(19,688,729)	(359,450)	13,312,912	311,707,751	2,968,928	5,951,304	—
				$(360,890)	$13,285,373	$477,375,700		$6,675,656	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
5.36%	At Termination	1-Day SOFR, 5.34%	At Termination	N/A	07/05/24	USD	7,000	$2,623	$4	$2,619
0.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/19/25	USD	10,900	724,400	619,161	105,239
4.46%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/07/26	USD	1,000	9,902	4	9,898
1.00%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/07/26	USD	3,800	351,014	20	350,994
0.49%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/22/27	USD	61,232	7,941,606	6,644,620	1,296,986
3.54%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/24/28	USD	1,500	57,223	11	57,212
4.01%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/13/28	USD	2,300	48,144	19	48,125
4.05%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/31/28	USD	800	15,534	7	15,527
1.19%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/20/28	USD	22,300	2,983,372	186	2,983,186
4.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/30/28	USD	2,000	901	18	883
4.32%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/08/28	USD	2,000	17,453	18	17,435
4.15%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/22/28	USD	4,000	61,705	36	61,669
3.93%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/14/28	USD	900	22,064	8	22,056
3.58%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/28/28	USD	800	31,043	7	31,036
3.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/29	USD	2,000	68,307	19	68,288
3.79%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/25/29	USD	4,000	121,956	37	121,919
3.86%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/29	USD	500	13,658	5	13,653
3.97%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/20/29	USD	3,500	79,218	33	79,185
3.84%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/11/29	USD	2,000	56,765	19	56,746
3.97%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/02/29	USD	1,000	22,912	10	22,902
4.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/09/29	USD	2,000	31,108	(46)	31,154
4.37%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/29	USD	3,500	17,273	34	17,239
0.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/19/30	USD	25,400	5,122,104	4,188,368	933,736
1.22%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/12/31	USD	13,180	2,424,424	1,915,033	509,391
3.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/20/31	USD	2,000	56,067	27	56,040
3.80%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/07/31	USD	2,000	68,614	27	68,587
3.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/11/31	USD	1,000	36,896	13	36,883
3.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/31	USD	1,000	28,089	13	28,076
32
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/02/31	USD	1,000	$30,278	$14	$30,264
4.04%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/31	USD	2,000	40,722	27	40,695
4.27%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/31	USD	1,200	8,257	16	8,241
4.28%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/31	USD	1,200	7,183	16	7,167
1.03%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/23/31	USD	1,000	206,974	12	206,962
1.28%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/23/31	USD	5,000	957,757	761,526	196,231
1.24%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/15/31	USD	18,300	3,659,021	245	3,658,776
1.28%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/17/31	USD	3,100	613,227	42	613,185
3.42%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/24/33	USD	1,000	67,538	15	67,523
3.55%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/33	USD	1,500	87,342	23	87,319
3.56%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/18/33	USD	1,500	86,623	24	86,599
4.08%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/22/33	USD	600	11,389	10	11,379
4.30%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/17/33	USD	1,000	2,068	16	2,052
4.07%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/22/33	USD	1,000	19,754	17	19,737
3.51%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/28/33	USD	800	50,774	13	50,761
3.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/34	USD	400	20,988	7	20,981
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/24/34	USD	2,000	93,817	34	93,783
3.77%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/25/34	USD	1,000	43,028	17	43,011
3.66%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/06/34	USD	2,500	129,483	42	129,441
3.80%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/34	USD	700	28,813	12	28,801
3.95%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/34	USD	1,000	29,274	17	29,257
3.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/07/34	USD	1,300	58,163	22	58,141
3.71%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/11/34	USD	1,000	48,074	17	48,057
3.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/34	USD	1,000	35,527	17	35,510
3.82%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/02/34	USD	1,200	47,540	21	47,519
3.99%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/34	USD	1,000	26,374	17	26,357
4.19%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/34	USD	1,300	13,075	22	13,053
4.22%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/34	USD	900	6,675	15	6,660
0.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/25/35	USD	26,000	7,873,821	6,386,474	1,487,347
Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.35%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/15/36	USD	6,400	$1,820,596	$117	$1,820,479
3.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/18/38	USD	1,000	81,090	20	81,070
3.94%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/07/38	USD	500	19,131	10	19,121
4.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/20/38	USD	800	13,510	17	13,493
3.83%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/25/39	USD	600	30,466	13	30,453
3.81%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/39	USD	500	26,366	11	26,355
3.83%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/39	USD	500	25,569	11	25,558
3.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/07/39	USD	500	29,359	11	29,348
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/11/39	USD	500	31,191	11	31,180
3.88%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/39	USD	700	31,778	15	31,763
3.83%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/02/39	USD	400	20,394	8	20,386
4.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/39	USD	1,000	13,127	21	13,106
4.21%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/39	USD	400	3,662	8	3,654
1.11%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/19/40	USD	20,700	7,693,796	6,129,565	1,564,231
3.47%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/18/43	USD	1,200	122,630	33	122,597
3.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/31/43	USD	1,000	62,190	27	62,163
3.82%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/14/43	USD	500	28,879	14	28,865
3.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/28/43	USD	1,000	96,767	28	96,739
3.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/24/44	USD	1,000	64,966	28	64,938
3.79%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/44	USD	500	30,223	14	30,209
3.80%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/44	USD	500	29,554	14	29,540
3.93%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/44	USD	500	21,484	14	21,470
3.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/44	USD	500	31,175	14	31,161
3.88%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/44	USD	700	34,172	20	34,152
3.80%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/02/44	USD	300	18,031	8	18,023
3.94%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/44	USD	500	20,351	14	20,337
4.12%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/44	USD	400	7,002	11	6,991
4.17%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/44	USD	600	6,459	17	6,442
0.86%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/30/45	USD	19,747	9,108,790	7,373,806	1,734,984
34
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/49	USD	400	$33,324	$13	$33,311
3.68%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/19/49	USD	550	39,277	18	39,259
3.71%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/49	USD	500	33,213	16	33,197
3.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/49	USD	1,000	64,322	32	64,290
3.69%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/49	USD	400	27,762	13	27,749
3.81%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/25/49	USD	300	15,323	10	15,313
3.77%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/49	USD	500	28,963	16	28,947
3.84%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/49	USD	500	22,972	16	22,956
4.01%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/49	USD	600	11,809	19	11,790
4.06%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/49	USD	250	3,017	8	3,009
1.06%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/18/50	USD	16,655	8,020,876	6,320,773	1,700,103
1.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/19/50	USD	14,550	6,728,929	5,213,657	1,515,272
1.29%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/07/51	USD	3,700	1,683,215	124	1,683,091
3.13%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/27/53	USD	900	137,499	28	137,471
3.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/53	USD	1,200	174,483	37	174,446
3.27%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/53	USD	1,000	131,147	35	131,112
3.74%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/22/53	USD	1,000	52,470	35	52,435
3.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/26/53	USD	350	10,703	12	10,691
3.96%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/28/53	USD	500	7,668	18	7,650
3.35%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/28/53	USD	700	82,122	25	82,097
3.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/54	USD	500	44,417	18	44,399
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/19/54	USD	550	41,387	20	41,367
3.67%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/25/54	USD	700	44,586	25	44,561
3.51%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/06/54	USD	600	53,809	21	53,788
3.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/54	USD	700	50,909	25	50,884
3.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/54	USD	600	40,652	21	40,631
3.74%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/54	USD	300	15,292	11	15,281
3.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/07/54	USD	350	30,332	12	30,320
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/54	USD	900	67,257	32	67,225
Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/25/54	USD	400	$21,677	$14	$21,663
3.67%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/54	USD	200	12,460	7	12,453
3.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/54	USD	600	34,681	21	34,660
3.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/02/54	USD	200	14,475	7	14,468
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/54	USD	500	24,833	18	24,815
3.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/54	USD	1,200	26,134	43	26,091
								$72,072,637	$45,555,561	$26,517,076
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$45,555,607	$(46)	$26,517,076	$—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$26,517,076	$—	$26,517,076

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$1,994,104	$—	$1,994,104
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(2,385,245)	$—	$(2,385,245)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$355,064,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
36
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$311,707,751	$—	$—	$311,707,751
Short-Term Securities
Money Market Funds	165,667,949	—	—	165,667,949
	$477,375,700	$—	$—	$477,375,700
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$26,517,076	$—	$26,517,076

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
37

Schedule of Investments (unaudited)
April 30, 2024
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,942,395	$224,475,315
Total Investment Companies (Cost: $231,075,839)		224,475,315
Short-Term Securities
Money Market Funds — 48.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(a)(c)(d)	107,874,062	107,906,424
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	8,200,000	8,200,000
Total Short-Term Securities — 48.6% (Cost: $116,122,780)		116,106,424
Total Investments in Securities — 142.6% (Cost: $347,198,619)		340,581,739
Liabilities in Excess of Other Assets — (42.6)%		(101,751,663)
Net Assets — 100.0%		$238,830,076

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$75,280,322	$32,645,065 (a)	$—	$6,364	$(25,327)	$107,906,424	107,874,062	$207,735 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,840,000	4,360,000 (a)	—	—	—	8,200,000	8,200,000	133,529	—
iShares iBoxx $ High Yield Corporate Bond ETF	156,041,610	70,474,693	(9,670,853)	(1,370,868)	9,000,733	224,475,315	2,942,395	5,546,571	—
				$(1,364,504)	$8,975,406	$340,581,739		$5,887,835	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/15/24	USD	2,000	$13,580	$1	$13,579
4.83%	At Termination	1-Day SOFR, 5.34%	At Termination	N/A	01/05/25	USD	5,000	19,497	12	19,485
4.85%	At Termination	1-Day SOFR, 5.34%	At Termination	N/A	01/23/25	USD	3,000	11,648	7	11,641
38
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.87%	At Termination	1-Day SOFR, 5.34%	At Termination	N/A	02/09/25	USD	3,000	$11,406	$8	$11,398
5.09%	At Termination	1-Day SOFR, 5.34%	At Termination	N/A	03/20/25	USD	7,000	14,255	9	14,246
0.33%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/15/25	USD	16,400	1,043,279	950,558	92,721
3.77%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/13/26	USD	2,000	42,153	9	42,144
3.83%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/26	USD	1,000	20,435	5	20,430
4.19%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/16/26	USD	2,000	30,112	12	30,100
0.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/17/26	USD	1,250	101,637	90,207	11,430
4.20%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/27/26	USD	4,000	59,386	23	59,363
4.51%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/26	USD	2,000	17,140	12	17,128
4.29%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/09/26	USD	2,500	32,906	15	32,891
4.41%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/31/26	USD	1,500	15,899	9	15,890
4.68%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/27/26	USD	4,500	19,745	29	19,716
0.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/29/26	USD	2,900	260,814	13	260,801
4.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/03/26	USD	5,000	25,379	33	25,346
4.59%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/13/26	USD	2,000	12,162	14	12,148
1.13%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/18/26	USD	7,600	667,731	36	667,695
1.32%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/23/26	USD	500	41,870	36,544	5,326
3.83%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/27	USD	1,500	36,590	11	36,579
1.32%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/27	USD	3,776	328,810	20	328,790
3.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/27	USD	1,000	22,331	7	22,324
3.98%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/23/27	USD	1,000	20,634	7	20,627
3.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/05/27	USD	3,000	78,909	22	78,887
1.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/09/27	USD	1,916	156,781	11	156,770
4.01%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/09/27	USD	1,000	19,917	7	19,910
4.06%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/27	USD	3,000	55,828	22	55,806
1.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/28/27	USD	1,172	94,220	7	94,213
4.30%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/28/27	USD	1,000	12,580	8	12,572
4.22%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/06/27	USD	3,000	43,681	14	43,667
4.36%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/20/27	USD	4,000	42,677	18	42,659
Schedule of Investments
39

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.35%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/03/27	USD	2,000	$21,754	$9	$21,745
4.39%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/27	USD	2,000	19,522	9	19,513
4.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/19/27	USD	3,000	8,289	14	8,275
4.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/24/27	USD	1,500	3,881	7	3,874
4.67%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/01/27	USD	1,000	1,925	5	1,920
2.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/15/27	USD	300	18,561	2	18,559
1.42%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/07/28	USD	9,450	1,067,769	915,118	152,651
1.23%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/08/28	USD	5,780	713,997	617,839	96,158
3.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/27/28	USD	2,000	59,364	17	59,347
4.13%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/28	USD	1,000	16,516	8	16,508
3.95%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/09/28	USD	1,000	23,503	8	23,495
4.15%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/18/28	USD	1,300	20,212	(1,466)	21,678
4.05%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/31/28	USD	1,500	29,243	13	29,230
1.12%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/03/28	USD	1,960	262,161	227,421	34,740
4.39%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/27/28	USD	1,500	8,951	13	8,938
4.46%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/29/28	USD	3,500	11,923	31	11,892
1.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/12/28	USD	2,500	337,712	21	337,691
1.21%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/22/28	USD	2,100	279,245	18	279,227
1.32%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/29	USD	4,300	572,519	40	572,479
3.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/29	USD	1,000	34,203	9	34,194
3.66%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/18/29	USD	1,500	53,806	14	53,792
3.81%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/23/29	USD	1,000	29,533	9	29,524
1.45%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/27/29	USD	4,450	575,478	42	575,436
3.55%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/05/29	USD	2,000	80,886	19	80,867
3.86%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/29	USD	3,000	82,076	28	82,048
4.06%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/29	USD	2,000	37,599	19	37,580
1.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/28/29	USD	355	42,129	3	42,126
3.89%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/07/29	USD	2,000	52,474	19	52,455
1.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/11/29	USD	842	101,734	8	101,726
40
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.11%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/20/29	USD	2,000	$33,710	$19	$33,691
4.00%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/27/29	USD	2,000	42,569	19	42,550
4.09%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/03/29	USD	2,000	34,914	19	34,895
4.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/09/29	USD	2,000	31,108	(46)	31,154
4.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/19/29	USD	2,000	7,660	19	7,641
4.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/24/29	USD	2,000	7,376	20	7,356
4.41%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/01/29	USD	1,200	3,721	12	3,709
2.56%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/15/29	USD	300	26,569	3	26,566
3.10%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/12/29	USD	800	51,357	9	51,348
3.44%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/22/29	USD	500	24,141	5	24,136
3.37%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/02/29	USD	450	23,762	5	23,757
3.29%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/30	USD	1,500	85,873	17	85,856
3.16%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/03/30	USD	1,200	76,988	14	76,974
0.77%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/01/30	USD	10,500	1,972,461	1,727,420	245,041
3.45%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/24/30	USD	1,000	51,007	12	50,995
3.54%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/01/30	USD	700	32,415	8	32,407
3.59%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/27/30	USD	1,300	57,259	16	57,243
3.84%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/09/30	USD	2,200	68,656	27	68,629
4.02%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/18/30	USD	500	10,651	(713)	11,364
3.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/31/30	USD	1,500	40,624	19	40,605
4.04%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/15/30	USD	1,000	20,301	13	20,288
4.30%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/27/30	USD	750	4,681	9	4,672
4.31%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/03/30	USD	300	1,675	4	1,671
3.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/31	USD	1,000	49,972	13	49,959
3.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/31	USD	1,000	42,798	13	42,785
3.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/18/31	USD	1,000	43,296	13	43,283
3.77%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/23/31	USD	500	17,884	7	17,877
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/09/31	USD	1,000	37,366	13	37,353
3.82%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/31	USD	1,000	33,356	13	33,343
Schedule of Investments
41

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.88%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/06/31	USD	1,000	$29,689	$13	$29,676
3.80%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/07/31	USD	1,200	41,168	16	41,152
4.01%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/20/31	USD	1,500	33,182	20	33,162
4.04%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/31	USD	1,700	34,714	23	34,691
4.30%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/19/31	USD	1,000	4,747	14	4,733
4.30%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/24/31	USD	1,100	5,186	15	5,171
4.31%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/01/31	USD	800	3,257	11	3,246
1.59%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/04/31	USD	2,814	472,835	394,592	78,243
1.36%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/20/31	USD	830	157,269	10	157,259
1.28%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/30/31	USD	1,100	216,087	15	216,072
1.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/32	USD	328	60,061	4	60,057
1.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/32	USD	2,033	360,902	27	360,875
1.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/28/32	USD	100	16,873	1	16,872
2.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/23/32	USD	150	16,429	2	16,427
3.37%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/27/32	USD	300	20,793	5	20,788
3.45%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/33	USD	300	19,104	5	19,099
3.34%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/08/33	USD	500	36,114	8	36,106
4.25%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/27/33	USD	500	3,139	8	3,131
4.28%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/03/33	USD	300	1,170	5	1,165
3.89%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/28/34	USD	600	20,196	10	20,186
3.89%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/27/34	USD	500	17,026	9	17,017
4.24%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/24/34	USD	400	2,535	7	2,528
0.86%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/30/45	USD	80	36,902	31,599	5,303
0.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/30/50	USD	10	5,071	4,310	761
1.06%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/18/50	USD	15	7,224	6,034	1,190
								$12,496,780	$5,000,772	$7,496,008
42
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$5,002,997	$(2,225)	$7,496,008	$—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$7,496,008	$—	$7,496,008

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$1,409,995	$—	$1,409,995
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$374,840	$—	$374,840
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$208,720,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$224,475,315	$—	$—	$224,475,315
Short-Term Securities
Money Market Funds	116,106,424	—	—	116,106,424
	$340,581,739	$—	$—	$340,581,739
Schedule of Investments
43

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$7,496,008	$—	$7,496,008

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
44
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 90.5%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	2,073,226	$101,173,429
Total Investment Companies (Cost: $102,081,338)		101,173,429
Short-Term Securities
Money Market Funds — 44.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(a)(c)(d)	47,162,128	47,176,277
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	2,040,000	2,040,000
Total Short-Term Securities — 44.0% (Cost: $49,217,851)		49,216,277
Total Investments in Securities — 134.5% (Cost: $151,299,189)		150,389,706
Liabilities in Excess of Other Assets — (34.5)%		(38,604,226)
Net Assets — 100.0%		$111,785,480

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,897,406	$30,280,492 (a)	$—	$(29)	$(1,592)	$47,176,277	47,162,128	$15,067 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,280,000	—	(240,000)(a)	—	—	2,040,000	2,040,000	60,217	—
iShares 10+ Year Investment Grade Corporate Bond ETF	58,266,640	48,253,630	(8,698,880)	(11,458)	3,363,497	101,173,429	2,073,226	1,854,149	—
				$(11,487)	$3,361,905	$150,389,706		$1,929,433	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
5.25%	At Termination	1-Day SOFR, 5.34%	At Termination	N/A	11/07/24	USD	1,000	$1,153	$2	$1,151
0.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/19/25	USD	1,850	122,948	105,513	17,435
4.46%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/08/26	USD	1,000	9,828	4	9,824
Schedule of Investments
45

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.45%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/04/27	USD	500	$33,522	$3	$33,519
0.48%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/15/27	USD	2,335	302,519	255,544	46,975
3.24%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/28	USD	700	33,800	5	33,795
3.24%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/16/28	USD	300	14,714	2	14,712
3.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/11/28	USD	200	4,940	2	4,938
4.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/17/28	USD	500	2,797	4	2,793
4.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/01/28	USD	150	103	1	102
3.67%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/08/29	USD	500	17,565	5	17,560
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/06/29	USD	600	20,128	6	20,122
3.88%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/08/29	USD	300	8,027	3	8,024
4.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/10/29	USD	200	2,725	2	2,723
4.36%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/12/29	USD	200	1,118	2	1,116
0.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/19/30	USD	2,190	441,652	365,874	75,778
4.26%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/31	USD	300	2,180	4	2,176
2.10%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/32	USD	2,630	392,979	37	392,942
3.37%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/22/33	USD	200	14,306	3	14,303
3.48%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/01/33	USD	200	12,607	3	12,604
3.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/16/33	USD	100	5,982	2	5,980
3.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/08/33	USD	800	34,240	13	34,227
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/10/33	USD	400	18,364	6	18,358
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/11/33	USD	300	13,878	5	13,873
4.31%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/17/33	USD	100	119	2	117
3.51%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/34	USD	1,100	70,207	18	70,189
3.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/08/34	USD	500	28,003	8	27,995
3.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/34	USD	250	13,088	4	13,084
3.74%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/24/34	USD	300	13,754	5	13,749
3.66%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/06/34	USD	300	15,538	5	15,533
3.95%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/15/34	USD	700	20,283	12	20,271
3.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/08/34	USD	200	9,306	3	9,303
46
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/34	USD	200	$7,129	$3	$7,126
4.05%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/10/34	USD	400	8,584	7	8,577
4.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/12/34	USD	550	6,239	9	6,230
4.20%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/34	USD	300	2,861	5	2,856
4.22%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/34	USD	400	2,935	7	2,928
1.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/17/36	USD	9,285	2,213,899	1,667,622	546,277
3.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/08/38	USD	1,300	71,970	27	71,943
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/11/38	USD	600	36,746	12	36,734
3.92%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/18/38	USD	300	12,065	(481)	12,546
3.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/31/38	USD	100	4,166	2	4,164
4.01%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/22/38	USD	100	3,122	2	3,120
4.29%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/29/38	USD	200	166	4	162
4.32%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/17/38	USD	500	(1,052)	10	(1,062)
4.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/20/38	USD	150	2,549	3	2,546
3.94%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/01/38	USD	300	11,604	6	11,598
3.54%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/39	USD	1,800	148,084	38	148,046
3.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/08/39	USD	800	56,879	17	56,862
3.67%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/39	USD	200	13,593	4	13,589
3.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/39	USD	150	9,776	3	9,773
3.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/01/39	USD	200	12,358	4	12,354
3.92%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/16/39	USD	180	7,352	4	7,348
3.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/12/39	USD	100	6,153	2	6,151
3.82%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/39	USD	100	5,239	2	5,237
3.88%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/39	USD	1,900	86,255	40	86,215
4.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/12/39	USD	500	8,344	11	8,333
4.17%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/39	USD	600	8,336	13	8,323
4.12%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/16/39	USD	250	4,731	5	4,726
4.21%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/39	USD	600	5,626	13	5,613
1.95%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/10/41	USD	12,427	3,466,666	2,499,839	966,827
Schedule of Investments
47

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.47%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/25/43	USD	200	$20,437	$5	$20,432
3.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/03/43	USD	100	7,925	3	7,922
3.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/08/43	USD	1,800	122,894	49	122,845
3.67%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/11/43	USD	400	30,436	11	30,425
3.81%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/15/43	USD	200	11,808	5	11,803
3.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/18/43	USD	200	10,209	(398)	10,607
3.95%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/22/43	USD	250	10,002	7	9,995
4.24%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/29/43	USD	200	493	5	488
4.28%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/17/43	USD	400	(1,172)	11	(1,183)
4.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/07/43	USD	200	1,989	6	1,983
4.07%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/22/43	USD	200	4,801	6	4,795
3.92%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/01/43	USD	300	13,050	8	13,042
3.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/44	USD	1,600	154,854	44	154,810
3.62%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/08/44	USD	800	66,451	22	66,429
3.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/44	USD	200	16,205	6	16,199
3.68%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/44	USD	280	21,152	8	21,144
3.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/24/44	USD	600	37,592	17	37,575
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/01/44	USD	200	14,089	6	14,083
3.79%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/44	USD	300	18,252	8	18,244
3.81%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/44	USD	200	11,756	6	11,750
3.92%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/15/44	USD	900	38,949	25	38,924
3.89%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/16/44	USD	150	7,107	4	7,103
3.93%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/44	USD	200	8,594	6	8,588
3.71%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/12/44	USD	100	7,179	3	7,176
3.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/44	USD	200	12,457	6	12,451
3.85%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/44	USD	1,000	52,673	28	52,645
3.94%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/44	USD	150	6,130	4	6,126
4.09%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/12/44	USD	600	12,714	17	12,697
4.12%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/44	USD	500	8,752	14	8,738
48
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.08%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/16/44	USD	220	$5,020	$6	$5,014
4.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/22/44	USD	200	1,838	6	1,832
4.17%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/44	USD	600	6,459	17	6,442
1.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/24/46	USD	4,300	1,589,930	1,190,306	399,624
1.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/12/46	USD	1,900	763,601	49	763,552
1.44%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/10/46	USD	1,550	614,990	46	614,944
3.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/27/48	USD	70	8,032	2	8,030
3.63%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/08/48	USD	1,900	150,969	61	150,908
3.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/15/48	USD	200	13,900	6	13,894
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/18/48	USD	300	18,368	(542)	18,910
3.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/31/48	USD	100	6,516	3	6,513
3.99%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/29/48	USD	200	4,840	6	4,834
3.44%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/49	USD	1,700	183,674	55	183,619
3.54%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/08/49	USD	750	69,053	24	69,029
3.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/09/49	USD	300	28,896	10	28,886
3.56%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/49	USD	200	17,864	6	17,858
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/49	USD	180	14,996	6	14,990
3.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/19/49	USD	400	27,226	13	27,213
3.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/24/49	USD	800	54,243	26	54,217
3.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/01/49	USD	200	15,334	6	15,328
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/06/49	USD	300	25,025	10	25,015
3.71%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/49	USD	300	19,928	10	19,918
3.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/14/49	USD	500	32,161	16	32,145
3.83%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/15/49	USD	700	33,500	23	33,477
3.80%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/16/49	USD	350	18,323	11	18,312
3.83%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/49	USD	200	9,509	6	9,503
3.62%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/12/49	USD	250	20,085	8	20,077
3.69%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/49	USD	250	17,256	8	17,248
3.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/19/49	USD	150	8,333	5	8,328
Schedule of Investments
49

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.82%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/25/49	USD	200	$10,062	$6	$10,056
3.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/49	USD	1,000	58,003	32	57,971
3.85%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/49	USD	200	9,020	6	9,014
3.98%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/12/49	USD	450	11,041	15	11,026
4.01%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/49	USD	800	15,685	26	15,659
3.97%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/16/49	USD	230	5,932	7	5,925
4.07%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/22/49	USD	250	2,682	8	2,674
4.06%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/49	USD	750	9,337	24	9,313
2.04%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/07/51	USD	11,085	3,637,748	2,418,538	1,219,210
3.18%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/06/53	USD	300	43,830	1,052	42,778
3.22%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/53	USD	200	28,095	7	28,088
3.27%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/53	USD	200	26,296	7	26,289
3.28%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/27/53	USD	100	12,944	4	12,940
3.42%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/03/53	USD	100	10,654	4	10,650
3.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/08/53	USD	1,400	122,585	49	122,536
3.48%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/11/53	USD	100	9,569	4	9,565
3.59%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/15/53	USD	200	15,459	7	15,452
3.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/18/53	USD	150	10,333	(257)	10,590
3.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/31/53	USD	200	14,723	7	14,716
3.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/26/53	USD	200	6,217	7	6,210
4.02%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/29/53	USD	150	836	5	831
3.89%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/22/53	USD	200	5,344	7	5,337
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/01/53	USD	120	6,074	4	6,070
3.36%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/05/54	USD	1,300	150,817	46	150,771
3.46%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/08/54	USD	550	54,499	20	54,479
3.44%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/09/54	USD	200	20,527	7	20,520
3.48%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/10/54	USD	150	14,365	5	14,360
3.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/12/54	USD	130	11,571	5	11,566
3.62%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/19/54	USD	300	21,306	11	21,295
50
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/23/54	USD	300	$20,029	$11	$20,018
3.62%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/24/54	USD	200	14,313	7	14,306
3.56%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/01/54	USD	200	16,351	7	16,344
3.51%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/06/54	USD	200	17,953	7	17,946
3.62%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/54	USD	400	28,447	14	28,433
3.74%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/15/54	USD	500	25,658	18	25,640
3.71%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/16/54	USD	350	19,649	12	19,637
3.74%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/54	USD	300	15,241	11	15,230
3.51%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/08/54	USD	200	18,113	7	18,106
3.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/12/54	USD	150	12,970	5	12,965
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/15/54	USD	150	11,209	5	11,204
3.68%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/19/54	USD	150	9,079	5	9,074
3.72%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/25/54	USD	200	10,719	7	10,712
3.67%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/28/54	USD	350	21,805	12	21,793
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/54	USD	800	38,850	29	38,821
3.88%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/12/54	USD	250	6,769	9	6,760
3.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/15/54	USD	750	15,633	27	15,606
3.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/16/54	USD	150	4,144	5	4,139
3.96%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/25/54	USD	400	4,882	14	4,868
								$17,069,763	$8,504,361	$8,565,402
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$8,506,039	$(1,678)	$8,567,647	$(2,245)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
51

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$8,567,647	$—	$8,567,647
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$2,245	$—	$2,245

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$259,160	$—	$259,160
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$486,558	$—	$486,558
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$101,372,388
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$101,173,429	$—	$—	$101,173,429
Short-Term Securities
Money Market Funds	49,216,277	—	—	49,216,277
	$150,389,706	$—	$—	$150,389,706
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$8,567,647	$—	$8,567,647
52
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$—	$(2,245)	$—	$(2,245)
	$—	$8,565,402	$—	8,565,402

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
53

Schedule of Investments (unaudited)
April 30, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 93.1%
iShares Core U.S. Aggregate Bond ETF(a)	50,716	$4,829,685
Total Investment Companies (Cost: $5,001,854)		4,829,685
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	160,000	160,000
Total Short-Term Securities — 3.1% (Cost: $160,000)		160,000
Total Investments in Securities — 96.2% (Cost: $5,161,854)		4,989,685
Other Assets Less Liabilities — 3.8%		196,232
Net Assets — 100.0%		$5,185,917

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$238 (b)	$—	$(238)	$—	$—	—	$70 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(20,000)(b)	—	—	160,000	160,000	2,588	—
iShares Core U.S. Aggregate Bond ETF	4,717,779	106,621	(145,854)	(4,525)	155,664	4,829,685	50,716	85,379	—
				$(4,763)	$155,664	$4,989,685		$88,037	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.01%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/24	USD	250	$1,212	$—	$1,212
4.86%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/25	USD	200	880	1	879
2.87%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/25	USD	310	8,408	1	8,407
2.83%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/04/25	USD	30	865	—	865
54
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/23/25	USD	10	$260	$—	$260
4.04%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/30/25	USD	30	495	—	495
3.69%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/27/26	USD	50	1,129	—	1,129
3.66%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/06/26	USD	20	465	—	465
3.58%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/26	USD	20	516	—	516
3.73%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/04/26	USD	10	234	—	234
4.45%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/26	USD	450	4,458	3	4,455
4.43%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/26	USD	40	405	5	400
4.56%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/14/26	USD	40	271	—	271
4.29%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/27	USD	40	509	—	509
4.39%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/27	USD	100	974	—	974
2.91%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/01/27	USD	15	786	—	786
2.80%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/27	USD	380	21,317	2	21,315
3.08%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/02/27	USD	10	491	—	491
4.20%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/24/27	USD	10	149	—	149
4.17%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/03/27	USD	10	158	—	158
3.98%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/28	USD	380	8,460	3	8,457
3.97%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/28	USD	30	677	4	673
2.88%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/01/29	USD	15	1,092	—	1,092
2.78%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/29	USD	320	24,759	3	24,756
2.64%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/22/29	USD	20	1,707	—	1,707
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/07/29	USD	10	409	—	409
4.06%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/24/29	USD	12	227	—	227
3.62%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/30/29	USD	10	408	—	408
3.32%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/07/30	USD	15	842	—	842
3.32%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/04/30	USD	10	577	—	577
3.46%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/07/30	USD	15	757	—	757
3.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/30	USD	320	11,304	4	11,300
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/30	USD	30	1,067	12	1,055
Schedule of Investments
55

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.98%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/07/30	USD	15	$355	$—	$355
4.02%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/07/30	USD	20	428	—	428
4.26%	Annual	1-Day SOFR, 5.34%	Annual	N/A	11/14/30	USD	40	317	1	316
3.98%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/21/31	USD	50	1,191	1	1,190
4.02%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/31	USD	20	431	—	431
2.89%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/01/32	USD	10	989	—	989
2.81%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/32	USD	210	22,060	3	22,057
2.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/22/32	USD	10	1,198	—	1,198
2.80%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/25/32	USD	10	1,068	—	1,068
2.93%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/02/32	USD	10	980	—	980
3.56%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/30/32	USD	10	554	—	554
3.81%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/06/33	USD	10	379	—	379
3.42%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/07/33	USD	20	1,354	—	1,354
3.61%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/33	USD	210	11,378	3	11,375
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/33	USD	15	820	36	784
3.92%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/07/33	USD	10	312	—	312
3.94%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/18/33	USD	20	583	8	575
3.95%	Annual	1-Day SOFR, 5.34%	Annual	N/A	02/26/34	USD	25	732	—	732
3.93%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/21/34	USD	20	612	—	612
3.99%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/11/34	USD	30	792	—	792
2.89%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/37	USD	130	18,347	2	18,345
2.68%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/22/37	USD	10	1,631	—	1,631
2.86%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/25/37	USD	7	1,014	—	1,014
3.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/38	USD	140	11,308	3	11,305
3.53%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/38	USD	10	807	37	770
3.96%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/07/38	USD	10	364	—	364
3.93%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/21/39	USD	10	398	—	398
2.86%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/42	USD	125	22,042	3	22,039
2.67%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/22/42	USD	10	2,017	—	2,017
56
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.84%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/25/42	USD	10	$1,807	$—	$1,807
3.48%	Annual	1-Day SOFR, 5.34%	Annual	N/A	12/30/42	USD	5	499	—	499
3.45%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/43	USD	140	14,686	4	14,682
3.46%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/43	USD	14	1,455	73	1,382
3.60%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/09/44	USD	10	860	—	860
3.94%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/44	USD	10	406	—	406
2.76%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/47	USD	105	21,921	3	21,918
2.56%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/05/47	USD	15	3,565	—	3,565
3.08%	Annual	1-Day SOFR, 5.34%	Annual	N/A	10/05/47	USD	10	1,610	—	1,610
3.11%	Annual	1-Day SOFR, 5.34%	Annual	N/A	03/17/48	USD	5	784	—	784
3.32%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/48	USD	130	16,361	4	16,357
3.34%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/48	USD	10	1,238	54	1,184
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	08/18/48	USD	15	918	6	912
3.52%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/09/49	USD	10	954	—	954
2.70%	Annual	1-Day SOFR, 5.34%	Annual	N/A	06/24/52	USD	3	672	—	672
2.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/11/52	USD	75	17,567	3	17,564
2.92%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/12/53	USD	10	1,881	—	1,881
3.24%	Annual	1-Day SOFR, 5.34%	Annual	N/A	05/24/53	USD	10	1,366	—	1,366
3.20%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/05/53	USD	70	10,006	2	10,004
3.22%	Annual	1-Day SOFR, 5.34%	Annual	N/A	07/07/53	USD	15	2,102	102	2,000
3.69%	Annual	1-Day SOFR, 5.34%	Annual	N/A	09/07/53	USD	10	606	—	606
3.44%	Annual	1-Day SOFR, 5.34%	Annual	N/A	01/09/54	USD	10	1,023	—	1,023
3.75%	Annual	1-Day SOFR, 5.34%	Annual	N/A	04/04/54	USD	10	480	—	480
								$303,496	$386	$303,110
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$386	$—	$303,110	$—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
57

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$303,110	$—	$303,110

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$43,094	$—	$43,094
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(58,519)	$—	$(58,519)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$5,073,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$4,829,685	$—	$—	$4,829,685
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$4,989,685	$—	$—	$4,989,685
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$303,110	$—	$303,110

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
58
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares Inflation Hedged Corporate Bond ETF	iShares Inflation Hedged High Yield Bond ETF	iShares Inflation Hedged U.S. Aggregate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
ASSETS
Investments, at value—affiliated(a)(b)	$63,050,464	$3,722,070	$2,339,616	$477,375,700
Cash	8,270	9,071	641	8,977
Cash pledged for centrally cleared swaps	1,978,000	50,000	61,000	403,000
Receivables:
Securities lending income—affiliated	10,024	849	—	73,202
Dividends—affiliated	1,686	345	261	796,798
Variation margin on centrally cleared swaps	—	—	—	1,705,307
Unrealized appreciation on OTC swaps	—	3,313	5,171	—
Total assets	65,048,444	3,785,648	2,406,689	480,362,984
LIABILITIES
Collateral on securities loaned, at value	20,519,893	1,196,103	—	151,401,985
Payables:
Investment advisory fees	1,829	106	198	26,315
Variation margin on centrally cleared swaps	56,392	1,498	1,966	—
Total liabilities	20,578,114	1,197,707	2,164	151,428,300
Commitments and contingent liabilities
NET ASSETS	$44,470,330	$2,587,941	$2,404,525	$328,934,684
NET ASSETS CONSIST OF
Paid-in capital	$60,749,919	$2,610,144	$2,647,377	$318,032,562
Accumulated earnings (loss)	(16,279,589)	(22,203)	(242,852)	10,902,122
NET ASSETS	$44,470,330	$2,587,941	$2,404,525	$328,934,684
NET ASSET VALUE
Shares outstanding	1,750,000	100,000	100,000	3,500,000
Net asset value	$25.41	$25.88	$24.05	$93.98
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$68,031,992	$3,648,267	$2,466,330	$483,264,248
(b) Securities loaned, at value	$19,986,946	$1,162,431	$—	$147,443,546
See notes to financial statements.
Financial Statements
59

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
ASSETS
Investments, at value—affiliated(a)(b)	$340,581,739	$150,389,706	$4,989,685
Cash	7,753	4,135	1,608
Cash pledged for centrally cleared swaps	5,480,000	7,801,000	175,000
Receivables:
Securities lending income—affiliated	71,871	4,644	—
Dividends—affiliated	34,215	13,438	669
Variation margin on centrally cleared swaps	577,110	759,243	19,379
Total assets	346,752,688	158,972,166	5,186,341
LIABILITIES
Collateral on securities loaned, at value	107,913,172	47,177,903	—
Payables:
Investment advisory fees	9,440	8,783	424
Total liabilities	107,922,612	47,186,686	424
Commitments and contingent liabilities
NET ASSETS	$238,830,076	$111,785,480	$5,185,917
NET ASSETS CONSIST OF
Paid-in capital	$250,451,470	$97,267,026	$5,105,027
Accumulated earnings (loss)	(11,621,394)	14,518,454	80,890
NET ASSETS	$238,830,076	$111,785,480	$5,185,917
NET ASSET VALUE
Shares outstanding	2,800,000	4,550,000	200,000
Net asset value	$85.30	$24.57	$25.93
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—affiliated	$347,198,619	$151,299,189	$5,161,854
(b) Securities loaned, at value	$104,996,325	$45,618,729	$—
See notes to financial statements.
60
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares Inflation Hedged Corporate Bond ETF	iShares Inflation Hedged High Yield Bond ETF	iShares Inflation Hedged U.S. Aggregate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$957,455	$76,534	$41,906	$6,261,205
Interest—unaffiliated	508	151	133	4,702
Securities lending income—affiliated—net	60,445	2,627	44	414,451
Total investment income	1,018,408	79,312	42,083	6,680,358
EXPENSES
Investment advisory	44,625	7,051	1,569	430,416
Interest expense	—	—	—	138
Total expenses	44,625	7,051	1,569	430,554
Less:
Investment advisory fees waived	(33,469)	(6,410)	(362)	(287,082)
Total expenses after fees waived	11,156	641	1,207	143,472
Net investment income	1,007,252	78,671	40,876	6,536,886
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(1,513,444)	472	(1,032)	(360,890)
Swaps	185,520	693	2,174	1,994,104
	(1,327,924)	1,165	1,142	1,633,214
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	4,234,323	119,575	69,759	13,285,373
Swaps	(360,342)	7,296	21	(2,385,245)
	3,873,981	126,871	69,780	10,900,128
Net realized and unrealized gain	2,546,057	128,036	70,922	12,533,342
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,553,309	$206,707	$111,798	$19,070,228
See notes to financial statements.
Financial Statements
61

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$5,680,100	$1,914,366	$87,967
Interest—unaffiliated	3,293	2,647	264
Securities lending income—affiliated—net	207,735	15,067	70
Total investment income	5,891,128	1,932,080	88,301
EXPENSES
Investment advisory	635,125	150,987	3,335
Interest expense	—	161	—
Total expenses	635,125	151,148	3,335
Less:
Investment advisory fees waived	(586,269)	(108,009)	(770)
Total expenses after fees waived	48,856	43,139	2,565
Net investment income	5,842,272	1,888,941	85,736
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(1,364,504)	(11,487)	(4,763)
Swaps	1,409,995	259,160	43,094
	45,491	247,673	38,331
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	8,975,406	3,361,905	155,664
Swaps	374,840	486,558	(58,519)
	9,350,246	3,848,463	97,145
Net realized and unrealized gain	9,395,737	4,096,136	135,476
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,238,009	$5,985,077	$221,212
See notes to financial statements.
62
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Inflation Hedged High Yield Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,007,252	$2,174,367	$78,671	$153,603
Net realized gain (loss)	(1,327,924)	(6,102,994)	1,165	460
Net change in unrealized appreciation (depreciation)	3,873,981	5,496,403	126,871	(33,891)
Net increase in net assets resulting from operations	3,553,309	1,567,776	206,707	120,172
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,040,661)(b)	(2,197,827)	(81,351)(b)	(154,669)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(3,931,341)	(9,995,888)	—	—
NET ASSETS
Total increase (decrease) in net assets	(1,418,693)	(10,625,939)	125,356	(34,497)
Beginning of period	45,889,023	56,514,962	2,462,585	2,497,082
End of period	$44,470,330	$45,889,023	$2,587,941	$2,462,585

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
63

Statements of Changes in Net Assets(continued)

	iShares Inflation Hedged U.S. Aggregate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$40,876	$69,661	$6,536,886	$14,906,203
Net realized gain (loss)	1,142	(1,175)	1,633,214	26,082,523
Net change in unrealized appreciation (depreciation)	69,780	(58,132)	10,900,128	(1,236,468)
Net increase in net assets resulting from operations	111,798	10,354	19,070,228	39,752,258
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(42,299)(b)	(71,665)	(12,548,614)(b)	(24,840,191)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	—	65,445,602	(502,125,478)
NET ASSETS
Total increase (decrease) in net assets	69,499	(61,311)	71,967,216	(487,213,411)
Beginning of period	2,335,026	2,396,337	256,967,468	744,180,879
End of period	$2,404,525	$2,335,026	$328,934,684	$256,967,468

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
64
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,842,272	$8,280,736	$1,888,941	$3,389,904
Net realized gain	45,491	5,006,023	247,673	18,678,209
Net change in unrealized appreciation (depreciation)	9,350,246	(3,700,251)	3,848,463	(12,454,670)
Net increase in net assets resulting from operations	15,238,009	9,586,508	5,985,077	9,613,443
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,831,302)(b)	(11,416,943)	(3,052,347)(b)	(5,196,424)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	67,753,037	54,572,358	43,732,335	(42,006,236)
NET ASSETS
Total increase (decrease) in net assets	74,159,744	52,741,923	46,665,065	(37,589,217)
Beginning of period	164,670,332	111,928,409	65,120,415	102,709,632
End of period	$238,830,076	$164,670,332	$111,785,480	$65,120,415

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
65

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$85,736	$93,326
Net realized gain	38,331	47,611
Net change in unrealized appreciation (depreciation)	97,145	17,270
Net increase in net assets resulting from operations	221,212	158,207
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(133,114)(b)	(142,396)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	2,565,141
NET ASSETS
Total increase in net assets	88,098	2,580,952
Beginning of period	5,097,819	2,516,867
End of period	$5,185,917	$5,097,819

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
66
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$24.15	$24.57	$30.45	$27.66	$26.33	$24.31
Net investment income(a)	0.58	0.97	0.75	0.63	0.71	0.91
Net realized and unrealized gain (loss)(b)	1.27	(0.40)	(5.80)	2.82	1.36	2.01
Net increase (decrease) from investment operations	1.85	0.57	(5.05)	3.45	2.07	2.92
Distributions(c)
From net investment income	(0.59)(d)	(0.99)	(0.76)	(0.66)	(0.74)	(0.90)
From net realized gain	—	—	(0.07)	—	—	—
Total distributions	(0.59)	(0.99)	(0.83)	(0.66)	(0.74)	(0.90)
Net asset value, end of period	$25.41	$24.15	$24.57	$30.45	$27.66	$26.33
Total Return(e)
Based on net asset value	7.67%(f)	2.18%	(16.89)%	12.60%	8.00%(g)	12.26%(h)
Ratios to Average Net Assets(i)
Total expenses	0.20%(j)	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses after fees waived	0.05%(j)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.51%(j)	3.83%	2.68%	2.14%	2.64%	3.60%
Supplemental Data
Net assets, end of period (000)	$44,470	$45,889	$56,515	$73,073	$17,979	$7,898
Portfolio turnover rate(k)	2%	5%	10%	0%	13%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 12.22%.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
67

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Inflation Hedged High Yield Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$24.63	$24.97	$24.99
Net investment income(b)	0.79	1.54	0.44
Net realized and unrealized gain (loss)(c)	1.27	(0.33)	(0.03)
Net increase from investment operations	2.06	1.21	0.41
Distributions from net investment income(d)	(0.81)(e)	(1.55)	(0.43)
Net asset value, end of period	$25.88	$24.63	$24.97
Total Return(f)
Based on net asset value	8.47%(g)	4.88%	1.62%(g)
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)	0.55%	0.55%(i)
Total expenses after fees waived	0.05%(i)	0.05%	0.05%(i)
Net investment income	6.14%(i)	6.13%	4.85%(i)
Supplemental Data
Net assets, end of period (000)	$2,588	$2,463	$2,497
Portfolio turnover rate(j)	0%	2%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
68
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Inflation Hedged U.S. Aggregate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$23.35	$23.96	$25.20
Net investment income(b)	0.41	0.70	0.19
Net realized and unrealized gain (loss)(c)	0.71	(0.59)	(1.24)
Net increase (decrease) from investment operations	1.12	0.11	(1.05)
Distributions from net investment income(d)	(0.42)(e)	(0.72)	(0.19)
Net asset value, end of period	$24.05	$23.35	$23.96
Total Return(f)
Based on net asset value	4.79%(g)	0.36%	(4.21)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.13%(i)	0.13%	0.13%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%(i)
Net investment income	3.39%(i)	2.87%	2.09%(i)
Supplemental Data
Net assets, end of period (000)	$2,405	$2,335	$2,396
Portfolio turnover rate(j)	1%	3%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
69

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$91.77	$89.66	$96.12	$91.84	$93.50	$95.79
Net investment income(a)	2.12	3.91	2.61	2.23	2.38	3.35
Net realized and unrealized gain (loss)(b)	4.26	4.54	(6.79)	3.68	(1.69)	(0.97)
Net increase (decrease) from investment operations	6.38	8.45	(4.18)	5.91	0.69	2.38
Distributions(c)
From net investment income	(4.17)(d)	(6.34)	(2.28)	(1.63)	(2.35)	(3.12)
From net realized gain	—	—	—	—	—	(1.55)
Total distributions	(4.17)	(6.34)	(2.28)	(1.63)	(2.35)	(4.67)
Net asset value, end of period	$93.98	$91.77	$89.66	$96.12	$91.84	$93.50
Total Return(e)
Based on net asset value	7.09%(f)	9.65%	(4.37)%	6.46%	0.79%	2.63%
Ratios to Average Net Assets(g)
Total expenses	0.30%(h)	0.30%	0.30%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.56%(h)	4.26%	2.83%	2.33%	2.64%	3.59%
Supplemental Data
Net assets, end of period (000)	$328,935	$256,967	$744,181	$716,090	$450,004	$126,232
Portfolio turnover rate(i)	6%	28%	20%	5%	7%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
70
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$82.34	$82.91	$87.69	$83.10	$87.86	$90.47
Net investment income(a)	2.51	5.05	4.50	3.81	4.31	5.51
Net realized and unrealized gain (loss)(b)	4.37	1.33	(4.92)	4.15	(5.53)	(2.92)
Net increase (decrease) from investment operations	6.88	6.38	(0.42)	7.96	(1.22)	2.59
Distributions(c)
From net investment income	(3.92)(d)	(6.95)	(4.36)	(3.37)	(3.51)	(5.18)
Return of capital	—	—	—	—	(0.03)	(0.02)
Total distributions	(3.92)	(6.95)	(4.36)	(3.37)	(3.54)	(5.20)
Net asset value, end of period	$85.30	$82.34	$82.91	$87.69	$83.10	$87.86
Total Return(e)
Based on net asset value	8.52%(f)	7.97%	(0.43)%	9.70%	(1.32)%	3.00%
Ratios to Average Net Assets(g)
Total expenses	0.65%(h)	0.65%	0.65%	0.65%	0.65%	0.65%
Total expenses after fees waived	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	5.98%(h)	6.11%	5.32%	4.37%	5.12%	6.22%
Supplemental Data
Net assets, end of period (000)	$238,830	$164,670	$111,928	$135,920	$62,325	$114,212
Portfolio turnover rate(i)	1%	5%	10%	1%	1%	1%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
71

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$23.68	$22.57	$25.33	$23.48	$24.31	$25.76
Net investment income(a)	0.53	1.05	0.77	0.68	0.52	0.98
Net realized and unrealized gain (loss)(b)	1.27	1.69	(2.66)	1.66	(0.70)	(1.01)
Net increase (decrease) from investment operations	1.80	2.74	(1.89)	2.34	(0.18)	(0.03)
Distributions(c)
From net investment income	(0.91)(d)	(1.63)	(0.67)	(0.46)	(0.65)	(0.96)
From net realized gain	—	—	(0.20)	(0.03)	—	(0.45)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.91)	(1.63)	(0.87)	(0.49)	(0.65)	(1.42)
Net asset value, end of period	$24.57	$23.68	$22.57	$25.33	$23.48	$24.31
Total Return(e)
Based on net asset value	7.70%(f)	12.41%	(7.59)%	10.01%	(0.69)%	(0.03)%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.38%(h)	4.47%	3.18%	2.69%	2.22%	3.98%
Supplemental Data
Net assets, end of period (000)	$111,785	$65,120	$102,710	$830,793	$557,715	$59,558
Portfolio turnover rate(i)	10%	87%	42%	14%	18%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
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2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$25.49	$25.17	$25.19
Net investment income(b)	0.43	0.71	0.17
Net realized and unrealized gain (loss)(c)	0.68	0.68	(0.08)
Net increase from investment operations	1.11	1.39	0.09
Distributions from net investment income(d)	(0.67)(e)	(1.07)	(0.11)
Net asset value, end of period	$25.93	$25.49	$25.17
Total Return(f)
Based on net asset value	4.39%(g)	5.60%	0.32%(g)
Ratios to Average Net Assets(h)
Total expenses	0.13%(i)	0.13%	0.13%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%(i)
Net investment income	3.34%(i)	2.76%	1.84%(i)
Supplemental Data
Net assets, end of period (000)	$5,186	$5,098	$2,517
Portfolio turnover rate(j)	2%	8%	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
73

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Inflation Hedged Corporate Bond	Diversified
Inflation Hedged High Yield Bond	Non-diversified
Inflation Hedged U.S. Aggregate Bond	Non-diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified
Interest Rate Hedged Long-Term Corporate Bond	Diversified
Interest Rate Hedged U.S. Aggregate Bond	Non-diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
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2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However,
Notes to Financial Statements
75

Notes to Financial Statements (unaudited) (continued)
bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Inflation Hedged Corporate Bond
BofA Securities, Inc.	$3,212,589	$(3,212,589)	$—	$—
J.P. Morgan Securities LLC	3,160,409	(3,160,409)	—	—
Wells Fargo Securities LLC	13,613,948	(13,613,948)	—	—
	$19,986,946	$(19,986,946)	$—	$—
Inflation Hedged High Yield Bond
Citigroup Global Markets, Inc.	$1,297	$(1,297)	$—	$—
J.P. Morgan Securities LLC	1,161,134	(1,161,134)	—	—
	$1,162,431	$(1,162,431)	$—	$—
Interest Rate Hedged Corporate Bond
BofA Securities, Inc.	$27,096,659	$(27,096,659)	$—	$—
Goldman Sachs & Co. LLC	12,887,102	(12,887,102)	—	—
J.P. Morgan Securities LLC	33,249,388	(33,249,388)	—	—
Mizuho Securities USA LLC	3,937,125	(3,937,125)	—	—
Toronto-Dominion Bank	11,338,920	(11,338,920)	—	—
Wells Fargo Securities LLC	58,934,352	(58,934,352)	—	—
	$147,443,546	$(147,443,546)	$—	$—
Interest Rate Hedged High Yield Bond
BNP Paribas SA	$4,642,247	$(4,642,247)	$—	$—
Citigroup Global Markets, Inc.	472,540	(472,540)	—	—
Goldman Sachs & Co. LLC	94,683,062	(94,683,062)	—	—
J.P. Morgan Securities LLC	5,025,527	(5,025,527)	—	—
Morgan Stanley	172,949	(172,949)	—	—
	$104,996,325	$(104,996,325)	$—	$—
Interest Rate Hedged Long-Term Corporate Bond
J.P. Morgan Securities LLC	$45,618,729	$(45,618,729)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or
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2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
The iShares Inflation Hedged Corporate Bond ETF, iShares Inflation Hedged High Yield Bond ETF and iShares Inflation Hedged U.S. Aggregate Bond ETF use inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand
Notes to Financial Statements
77

Notes to Financial Statements (unaudited) (continued)
ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Inflation Hedged Corporate Bond	0.20%
Inflation Hedged High Yield Bond	0.55
Inflation Hedged U.S. Aggregate Bond	0.13
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65
Interest Rate Hedged Long-Term Corporate Bond	0.35
Interest Rate Hedged U.S. Aggregate Bond	0.13
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.
For the iShares Inflation Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.
For the iShares Inflation Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Core U.S. Aggregate Bond ETF (“AGG”), after taking into account any fee waivers by AGG, plus 0.10%.
For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.
For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in HYG, after taking into account any fee waivers by HYG, plus 0.05%.
For the iShares Interest Rate Hedged Long-Term Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Investment Grade Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.
For the iShares Interest Rate Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in AGG, after taking into account any fee waivers by AGG, plus 0.10%.
78
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Notes to Financial Statements (unaudited) (continued)
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Inflation Hedged Corporate Bond	$33,469
Inflation Hedged High Yield Bond	6,410
Inflation Hedged U.S. Aggregate Bond	362
Interest Rate Hedged Corporate Bond	287,082
Interest Rate Hedged High Yield Bond	586,269
Interest Rate Hedged Long-Term Corporate Bond	108,009
Interest Rate Hedged U.S. Aggregate Bond	770
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares Inflation Hedged Corporate Bond ETF and iShares Interest Rate Hedged Corporate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares Inflation Hedged High Yield Bond ETF, iShares Inflation Hedged U.S. Aggregate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF ), ETF Services were performed by State Street Bank and Trust Company.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund.  Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Inflation Hedged Corporate Bond	$15,568
Inflation Hedged High Yield Bond	535
Inflation Hedged U.S. Aggregate Bond	9
Interest Rate Hedged Corporate Bond	108,101
Interest Rate Hedged High Yield Bond	58,763
Interest Rate Hedged Long-Term Corporate Bond	3,188
Interest Rate Hedged U.S. Aggregate Bond	15
Notes to Financial Statements
79

Notes to Financial Statements (unaudited) (continued)
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Inflation Hedged Corporate Bond	$754,897	$7,110,530
Inflation Hedged High Yield Bond	—	14,037
Inflation Hedged U.S. Aggregate Bond	53,454	29,316
Interest Rate Hedged Corporate Bond	15,989,591	19,688,729
Interest Rate Hedged High Yield Bond	2,315,040	9,670,852
Interest Rate Hedged Long-Term Corporate Bond	7,872,961	8,698,879
Interest Rate Hedged U.S. Aggregate Bond	106,621	145,853
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Inflation Hedged Corporate Bond	$2,448,790	$—
Interest Rate Hedged Corporate Bond	62,399,551	—
Interest Rate Hedged High Yield Bond	68,159,653	—
Interest Rate Hedged Long-Term Corporate Bond	40,380,669	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Inflation Hedged Corporate Bond	$(11,462,463)
Inflation Hedged High Yield Bond	(118,280)
Inflation Hedged U.S. Aggregate Bond	(146,067)
Interest Rate Hedged Corporate Bond	(14,372,252)
Interest Rate Hedged High Yield Bond	(15,089,738)
Interest Rate Hedged U.S. Aggregate Bond	(31,588)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Hedged Corporate Bond	$69,187,436	$2,651,642	$(6,137,501)	$(3,485,859)
Inflation Hedged High Yield Bond	3,650,029	96,870	(2,101)	94,769
Inflation Hedged U.S. Aggregate Bond	2,469,895	34,098	(130,966)	(96,868)
Interest Rate Hedged Corporate Bond	476,384,576	27,508,200	—	27,508,200
Interest Rate Hedged High Yield Bond	342,654,893	7,496,008	(2,073,154)	5,422,854
Interest Rate Hedged Long-Term Corporate Bond	143,797,119	15,157,989	—	15,157,989
Interest Rate Hedged U.S. Aggregate Bond	5,179,115	303,110	(189,430)	113,680
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2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for
Notes to Financial Statements
81

Notes to Financial Statements (unaudited) (continued)
certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Inflation Hedged Corporate Bond
Shares sold	100,000	$2,587,410	700,000	$17,953,289
Shares redeemed	(250,000)	(6,518,751)	(1,100,000)	(27,949,177)
	(150,000)	$(3,931,341)	(400,000)	$(9,995,888)
Interest Rate Hedged Corporate Bond
Shares sold	700,000	$65,445,602	500,000	$46,216,396
Shares redeemed	—	—	(6,000,000)	(548,341,874)
	700,000	$65,445,602	(5,500,000)	$(502,125,478)
Interest Rate Hedged High Yield Bond
Shares sold	850,000	$71,995,101	900,000	$75,010,949
Shares redeemed	(50,000)	(4,242,064)	(250,000)	(20,438,591)
	800,000	$67,753,037	650,000	$54,572,358
Interest Rate Hedged Long-Term Corporate Bond
Shares sold	1,850,000	$44,946,140	1,050,000	$24,802,260
Shares redeemed	(50,000)	(1,213,805)	(2,850,000)	(66,808,496)
	1,800,000	$43,732,335	(1,800,000)	$(42,006,236)
Interest Rate Hedged U.S. Aggregate Bond
Shares sold	—	$—	100,000	$2,565,141
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2024 iShares Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Inflation Hedged Corporate Bond ETF, iShares Inflation Hedged High Yield Bond ETF, iShares Inflation Hedged U.S. Aggregate Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
83

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
84
2024 iShares Semi-Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
General Information
85

Glossary of Terms Used in this Report

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate
86
2024 iShares Semi-Annual Report to Shareholders

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2024
Statements of Assets and Liabilities (Unaudited)
April 30, 2024
iShares Trust
iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca
iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$217	$154,150
5.40%, 10/01/48 (Call 04/01/48)	528	473,692
		627,842
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	500	397,665
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	319	276,569
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	547	346,704
5.50%, 03/26/54 (Call 09/26/53)(a)	660	630,206
5.80%, 10/11/41(a)(b)	482	478,575
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	725	546,225
3.30%, 03/01/35 (Call 09/01/34)(b)	369	277,389
3.38%, 06/15/46 (Call 12/15/45)	332	206,464
3.50%, 03/01/39 (Call 09/01/38)	347	243,762
3.50%, 03/01/45 (Call 09/01/44)	473	303,444
3.55%, 03/01/38 (Call 09/01/37)	403	289,411
3.60%, 05/01/34 (Call 02/01/34)	329	260,704
3.63%, 03/01/48 (Call 09/01/47)	400	252,515
3.65%, 03/01/47 (Call 09/01/46)(b)	442	284,388
3.75%, 02/01/50 (Call 08/01/49)	1,120	722,090
3.83%, 03/01/59 (Call 09/01/58)(b)	283	173,526
3.85%, 11/01/48 (Call 05/01/48)	480	315,667
3.90%, 05/01/49 (Call 11/01/48)	964	640,157
3.95%, 08/01/59 (Call 02/01/59)	807	504,351
5.71%, 05/01/40 (Call 11/01/39)	2,678	2,431,352
5.81%, 05/01/50 (Call 11/01/49)	4,729	4,184,803
5.88%, 02/15/40	367	337,550
5.93%, 05/01/60 (Call 11/01/59)	3,111	2,719,277
6.63%, 02/15/38	236	235,647
6.86%, 05/01/54 (Call 11/01/53)(a)	820	822,222
6.88%, 03/15/39	467	473,135
7.01%, 05/01/64 (Call 11/01/63)(a)	395	395,359
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	916	827,961
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	522	364,500
3.60%, 11/15/42 (Call 05/15/42)	474	364,032
4.25%, 04/01/40 (Call 10/01/39)	544	468,122
4.25%, 04/01/50 (Call 10/01/49)	658	542,674
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	316	258,627
4.50%, 03/11/44	525	450,415
5.88%, 01/14/38	775	787,228
6.15%, 08/07/37(b)	236	242,203
6.88%, 01/10/39(b)	675	760,300
Howmet Aerospace Inc., 5.95%, 02/01/37(b)	650	649,770
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	517	478,574
5.05%, 04/27/45 (Call 10/27/44)	632	567,649
5.60%, 07/31/53 (Call 01/31/53)	524	505,230
6.15%, 12/15/40(b)	225	229,325
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	796	497,062
3.60%, 03/01/35 (Call 09/01/34)	575	492,138
3.80%, 03/01/45 (Call 09/01/44)	1,109	864,656
4.07%, 12/15/42	1,243	1,023,820
4.09%, 09/15/52 (Call 03/15/52)	1,425	1,123,250
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 06/15/53 (Call 12/15/52)	$795	$629,481
4.30%, 06/15/62 (Call 12/15/61)	544	430,243
4.50%, 05/15/36 (Call 11/15/35)	447	408,791
4.70%, 05/15/46 (Call 11/15/45)	1,082	958,397
4.80%, 08/15/34 (Call 05/15/34)	400	382,430
5.20%, 02/15/55 (Call 08/15/54)	540	506,379
5.20%, 02/15/64 (Call 08/15/63)	430	399,215
5.70%, 11/15/54 (Call 05/15/54)(b)	962	972,365
5.72%, 06/01/40	283	286,020
5.90%, 11/15/63 (Call 05/15/63)	720	745,812
Series B, 6.15%, 09/01/36	605	641,892
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	739	566,822
4.03%, 10/15/47 (Call 04/15/47)	2,047	1,585,886
4.75%, 06/01/43	852	750,407
4.95%, 03/15/53 (Call 09/15/52)	923	819,133
5.05%, 11/15/40	305	281,557
5.15%, 05/01/40 (Call 11/01/39)	357	335,221
5.20%, 06/01/54 (Call 12/01/53)	1,025	941,542
5.25%, 05/01/50 (Call 11/01/49)	1,063	990,430
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	1,126	671,581
3.03%, 03/15/52 (Call 09/15/51)	1,034	643,237
3.13%, 07/01/50 (Call 01/01/50)	930	597,640
3.75%, 11/01/46 (Call 05/01/46)	960	704,699
4.05%, 05/04/47 (Call 11/04/46)	594	457,343
4.15%, 05/15/45 (Call 11/16/44)	843	664,531
4.20%, 12/15/44 (Call 06/15/44)(b)	220	170,996
4.35%, 04/15/47 (Call 10/15/46)	823	665,453
4.45%, 11/16/38 (Call 05/16/38)	668	577,024
4.50%, 06/01/42	2,860	2,429,942
4.63%, 11/16/48 (Call 05/16/48)	1,552	1,306,182
4.70%, 12/15/41	320	277,792
4.80%, 12/15/43 (Call 06/15/43)	404	350,279
4.88%, 10/15/40	377	336,430
5.38%, 02/27/53 (Call 08/27/52)	1,250	1,165,422
5.40%, 05/01/35	230	225,240
5.70%, 04/15/40(b)	445	436,998
6.05%, 06/01/36	460	466,566
6.13%, 07/15/38	485	494,513
6.40%, 03/15/54 (Call 09/15/53)	1,700	1,823,292
		57,343,876
Agriculture — 1.4%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	1,169	818,630
3.70%, 02/04/51 (Call 08/04/50)	1,319	868,752
3.88%, 09/16/46 (Call 03/16/46)	1,391	985,296
4.00%, 02/04/61 (Call 08/04/60)	954	647,820
4.25%, 08/09/42	787	613,824
4.45%, 05/06/50 (Call 11/06/49)	712	536,638
4.50%, 05/02/43	639	513,475
5.38%, 01/31/44(b)	1,614	1,508,253
5.80%, 02/14/39 (Call 08/14/38)(b)	1,516	1,480,469
5.95%, 02/14/49 (Call 08/14/48)(b)	2,229	2,150,034
6.20%, 02/14/59 (Call 08/14/58)	286	277,833
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)(b)	550	327,856
3.75%, 09/15/47 (Call 03/15/47)(b)	419	305,059
4.02%, 04/16/43	328	253,958
4.50%, 03/15/49 (Call 09/15/48)	454	373,528
4.54%, 03/26/42(b)	386	329,115
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.38%, 09/15/35(b)	$515	$508,491
5.77%, 03/01/41(c)	169	164,205
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	663	479,885
3.98%, 09/25/50 (Call 03/25/50)(b)	1,073	745,945
4.39%, 08/15/37 (Call 02/15/37)	2,122	1,741,860
4.54%, 08/15/47 (Call 02/15/47)	2,128	1,592,391
4.76%, 09/06/49 (Call 03/06/49)	812	626,491
5.28%, 04/02/50 (Call 10/02/49)	545	452,640
5.65%, 03/16/52 (Call 09/16/51)	553	481,283
7.08%, 08/02/43 (Call 02/02/43)	622	644,390
7.08%, 08/02/53 (Call 02/02/53)	912	954,530
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	815	529,750
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	338	254,520
4.38%, 04/22/52 (Call 10/22/51)(a)	436	357,036
4.76%, 11/23/45(a)	484	422,735
Philip Morris International Inc.
3.88%, 08/21/42	809	618,731
4.13%, 03/04/43	758	597,654
4.25%, 11/10/44	1,030	817,488
4.38%, 11/15/41	778	641,538
4.50%, 03/20/42	752	627,661
4.88%, 11/15/43	701	609,089
6.38%, 05/16/38	1,258	1,322,980
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	708	679,838
5.85%, 08/15/45 (Call 02/15/45)	1,974	1,779,181
6.15%, 09/15/43	576	552,820
7.25%, 06/15/37	391	412,000
		30,605,672
Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	694	531,530
3.38%, 11/01/46 (Call 05/01/46)	594	425,560
3.38%, 03/27/50 (Call 09/27/49)(b)	1,447	1,027,093
3.63%, 05/01/43 (Call 11/01/42)	490	380,875
3.88%, 11/01/45 (Call 05/01/45)(b)	933	734,952
VF Corp., 6.45%, 11/01/37	300	275,781
		3,375,791
Auto Manufacturers — 0.5%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)	519	306,249
4.88%, 10/01/43 (Call 04/01/43)	462	419,051
5.45%, 02/20/54 (Call 08/20/53)	950	914,496
Ford Motor Co.
4.75%, 01/15/43	1,790	1,409,362
5.29%, 12/08/46 (Call 06/08/46)(b)	1,133	952,691
7.40%, 11/01/46(b)	425	449,135
General Motors Co.
5.00%, 04/01/35	684	626,402
5.15%, 04/01/38 (Call 10/01/37)	859	773,861
5.20%, 04/01/45	1,116	955,825
5.40%, 04/01/48 (Call 10/01/47)(b)	742	649,946
5.95%, 04/01/49 (Call 10/01/48)(b)	900	846,255
6.25%, 10/02/43	1,214	1,183,446
6.60%, 04/01/36 (Call 10/01/35)	960	987,811
6.75%, 04/01/46 (Call 10/01/45)	747	769,044
		11,243,574
Security	Par (000)	Value
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	$1,394	$821,893
4.40%, 10/01/46 (Call 04/01/46)(b)	175	131,778
5.40%, 03/15/49 (Call 09/15/48)(b)	280	243,940
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	982	707,595
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	245	192,310
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	285	185,797
5.25%, 05/15/49 (Call 11/15/48)(b)	607	530,056
		2,813,369
Banks — 7.6%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(d)	4,283	2,897,098
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(d)	1,069	652,846
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)(d)	1,647	1,035,368
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(d)	2,879	2,118,548
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(b)(d)	1,127	867,368
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(d)	1,427	1,174,692
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(d)	4,814	3,726,394
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(d)	1,763	1,518,776
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(d)	2,253	1,819,370
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(d)	1,884	1,554,494
4.88%, 04/01/44	467	416,553
5.00%, 01/21/44	1,600	1,471,494
5.88%, 02/07/42	1,254	1,282,286
6.11%, 01/29/37	1,817	1,848,282
7.75%, 05/14/38	1,612	1,882,739
Series L, 4.75%, 04/21/45(b)	608	531,293
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(d)	954	663,549
Bank of America NA, 6.00%, 10/15/36	1,216	1,238,415
Bank of New York Mellon Corp. (The), 5.19%, 03/14/35 (Call 03/14/34), (1-day SOFR +1.418%)(d)	50	48,086
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(d)	727	508,690
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(b)(d)	850	631,660
4.95%, 01/10/47(b)	1,881	1,638,918
5.25%, 08/17/45(b)	1,708	1,566,569
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	909	598,868
BPCE SA, 3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)(d)	359	250,453
CaixaBank SA, 6.04%, 06/15/35 (Call 06/15/34), (1-day SOFR +2.260%)(a)(d)	500	488,733
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(d)	1,248	853,606
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(d)	$725	$591,925
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(d)	1,130	914,537
4.65%, 07/30/45	1,234	1,056,754
4.65%, 07/23/48 (Call 06/23/48)	2,362	2,017,007
4.75%, 05/18/46	1,818	1,526,844
5.30%, 05/06/44	769	710,851
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(d)	1,169	1,105,413
5.88%, 01/30/42	994	1,003,733
6.13%, 08/25/36	473	473,704
6.68%, 09/13/43	830	886,927
6.88%, 03/05/38	189	201,955
6.88%, 02/15/98	129	140,802
8.13%, 07/15/39	1,763	2,151,836
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	1,032	728,266
3.74%, 09/12/39(a)	940	724,169
3.90%, 07/12/47(a)	1,364	1,068,158
4.32%, 01/10/48(a)(b)	1,002	780,363
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,355	1,303,545
5.25%, 08/04/45(b)	1,002	932,075
5.75%, 12/01/43	1,208	1,175,197
5.80%, 09/30/2110(a)(b)	220	187,803
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	959	630,201
Fifth Third Bancorp., 8.25%, 03/01/38	768	879,690
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(d)	1,156	788,023
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(d)	1,963	1,405,273
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(d)	1,711	1,258,582
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(d)	2,145	1,767,831
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(d)	1,396	1,203,604
4.75%, 10/21/45 (Call 04/21/45)	1,725	1,506,402
4.80%, 07/08/44 (Call 01/08/44)	1,773	1,564,050
5.15%, 05/22/45(b)	2,016	1,846,356
6.25%, 02/01/41	2,297	2,398,825
6.45%, 05/01/36	551	571,954
6.75%, 10/01/37	4,769	5,033,452
HSBC Bank USA NA, 7.00%, 01/15/39	685	755,023
HSBC Bank USA NA/New York
5.63%, 08/15/35	331	316,063
5.88%, 11/01/34	35	35,418
HSBC Holdings PLC
5.25%, 03/14/44(b)	1,531	1,374,236
6.10%, 01/14/42(b)	698	723,654
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(b)(d)	2,358	2,411,158
6.50%, 05/02/36	1,374	1,415,419
6.50%, 05/02/36(b)	548	551,955
6.50%, 09/15/37	2,259	2,300,431
6.80%, 06/01/38	940	985,474
HSBC USA Inc., 7.20%, 07/15/97(b)	252	286,376
Security	Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA
7.78%, 06/20/54 (Call 06/20/53), (1-year CMT + 3.900%)(a)(d)	$1,510	$1,547,203
7.80%, 11/28/53(a)	1,425	1,530,451
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(d)	1,489	987,092
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(d)	1,366	993,181
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)(d)	2,733	1,788,916
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(d)	1,810	1,307,508
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(d)	3,065	2,085,891
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(d)	2,071	1,724,425
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(d)	1,697	1,299,024
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(d)	3,229	2,482,741
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(d)	1,422	1,111,961
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(d)	1,858	1,507,223
4.85%, 02/01/44	868	784,240
4.95%, 06/01/45	1,559	1,417,052
5.40%, 01/06/42	1,087	1,058,297
5.50%, 10/15/40	1,129	1,112,414
5.60%, 07/15/41	1,627	1,619,153
5.63%, 08/16/43(b)	1,063	1,062,760
6.40%, 05/15/38	2,152	2,324,115
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(d)	770	521,467
4.34%, 01/09/48(b)	1,427	1,076,427
5.30%, 12/01/45(b)	822	729,061
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,251	1,018,968
4.15%, 03/07/39(b)	369	319,010
4.29%, 07/26/38(b)	439	385,253
Mizuho Financial Group Inc., 5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(d)	475	462,631
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)(d)	1,885	1,147,617
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(d)	1,679	1,218,427
3.97%, 07/22/38 (Call 07/22/37), (1-day SOFR + 2.127%)(d)	1,817	1,493,003
4.30%, 01/27/45	2,364	1,964,121
4.38%, 01/22/47	2,258	1,873,313
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(d)	764	667,099
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(d)	1,894	1,873,919
6.38%, 07/24/42	1,657	1,787,070
MUFG Bank Ltd., 4.70%, 03/10/44(a)	105	90,396
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	704	453,219
Regions Bank/Birmingham AL, 6.45%, 06/26/37	347	342,834
Regions Financial Corp., 7.38%, 12/10/37	245	265,051
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	$120	$97,607
Societe Generale SA
3.63%, 03/01/41(a)(b)	929	612,588
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(d)	640	435,230
5.63%, 11/24/45(a)(b)	205	172,488
7.13%, 01/19/55 (Call 01/19/54), (1-year CMT + 2.950%)(a)(d)	1,265	1,207,801
7.37%, 01/10/53(a)	992	982,289
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	727	658,986
5.70%, 03/26/44(a)(b)	1,391	1,314,333
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	437	284,128
2.93%, 09/17/41(b)	593	422,849
3.05%, 01/14/42	315	228,205
6.18%, 07/13/43(b)	1,018	1,072,991
UBS AG/London, 4.50%, 06/26/48	1,126	951,472
UBS Group AG
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(b)(d)	1,187	825,546
4.88%, 05/15/45(b)	2,026	1,778,888
Wachovia Corp.
5.50%, 08/01/35	804	778,171
7.50%, 04/15/35	446	500,597
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(d)	3,052	2,173,832
3.90%, 05/01/45	1,897	1,469,864
4.40%, 06/14/46	1,885	1,491,767
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(d)	2,865	2,387,542
4.65%, 11/04/44	1,740	1,447,712
4.75%, 12/07/46	1,870	1,561,586
4.90%, 11/17/45	1,759	1,503,838
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(d)	4,838	4,297,010
5.38%, 02/07/35	500	496,086
5.38%, 11/02/43	1,565	1,437,728
5.61%, 01/15/44	2,252	2,127,336
5.95%, 12/01/86 (Call 12/15/36)	304	299,072
Wells Fargo Bank NA
5.85%, 02/01/37	920	918,328
5.95%, 08/26/36	445	442,395
6.60%, 01/15/38	1,215	1,276,527
Westpac Banking Corp.
2.96%, 11/16/40(b)	832	564,416
3.13%, 11/18/41	779	530,708
4.42%, 07/24/39	740	631,994
		167,790,905
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,831	4,496,972
4.90%, 02/01/46 (Call 08/01/45)	8,372	7,533,878
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(b)	200	163,144
4.63%, 02/01/44	760	660,050
4.70%, 02/01/36 (Call 08/01/35)	500	465,429
4.90%, 02/01/46 (Call 08/01/45)(b)	1,582	1,406,313
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(b)	$165	$130,802
4.35%, 06/01/40 (Call 12/01/39)	1,053	908,768
4.38%, 04/15/38 (Call 10/15/37)	1,518	1,345,109
4.44%, 10/06/48 (Call 04/06/48)	2,087	1,748,044
4.50%, 06/01/50 (Call 12/01/49)	250	216,203
4.60%, 04/15/48 (Call 10/15/47)	1,051	907,632
4.60%, 06/01/60 (Call 12/01/59)(b)	120	100,966
4.75%, 04/15/58 (Call 10/15/57)(b)	963	831,069
4.95%, 01/15/42	1,420	1,306,304
5.45%, 01/23/39 (Call 07/23/38)	1,860	1,828,540
5.55%, 01/23/49 (Call 07/23/48)(b)	3,596	3,540,586
5.80%, 01/23/59 (Call 07/23/58)	1,849	1,877,833
5.88%, 06/15/35	405	416,822
8.00%, 11/15/39(b)	404	492,773
8.20%, 01/15/39	1,073	1,335,791
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(a)	402	366,767
5.30%, 05/15/48 (Call 11/15/47)(a)	598	529,002
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43 (Call 12/15/42)(a)	323	307,569
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	320	242,348
4.00%, 04/15/38 (Call 10/15/37)	285	243,315
4.50%, 07/15/45 (Call 01/15/45)	470	402,281
Coca-Cola Co. (The)
2.50%, 06/01/40	918	630,480
2.50%, 03/15/51	1,419	838,351
2.60%, 06/01/50	1,600	975,366
2.75%, 06/01/60(b)	1,008	604,228
2.88%, 05/05/41	717	513,912
3.00%, 03/05/51(b)	1,929	1,278,515
4.20%, 03/25/50	527	437,848
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	309	297,016
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	669	479,440
4.10%, 02/15/48 (Call 08/15/47)	569	437,738
4.50%, 05/09/47 (Call 11/09/46)	404	328,123
5.25%, 11/15/48 (Call 05/15/48)	484	437,500
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	453	365,257
5.88%, 09/30/36(b)	537	556,639
Diageo Investment Corp.
4.25%, 05/11/42	460	392,013
7.45%, 04/15/35	645	740,692
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	680	472,294
Heineken NV
4.00%, 10/01/42(a)(b)	486	388,296
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	415	341,519
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	637	422,191
3.80%, 05/01/50 (Call 11/01/49)	727	529,241
4.42%, 12/15/46 (Call 06/15/46)	426	347,081
4.50%, 11/15/45 (Call 05/15/45)	475	393,609
4.50%, 04/15/52 (Call 10/15/51)	981	798,687
5.09%, 05/25/48 (Call 11/25/47)(b)	300	266,282
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,621	1,270,926
5.00%, 05/01/42	1,143	1,024,158
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	$607	$417,136
2.75%, 10/21/51 (Call 04/21/51)(b)	1,206	747,214
2.88%, 10/15/49 (Call 04/15/49)(b)	912	588,935
3.38%, 07/29/49 (Call 01/29/49)	645	459,151
3.45%, 10/06/46 (Call 04/06/46)	817	598,902
3.50%, 03/19/40 (Call 09/19/39)	180	142,182
3.60%, 08/13/42	300	232,885
3.63%, 03/19/50 (Call 09/19/49)	834	619,275
3.88%, 03/19/60 (Call 09/19/59)	354	267,443
4.00%, 03/05/42(b)	447	379,991
4.00%, 05/02/47 (Call 11/02/46)	485	389,067
4.20%, 07/18/52 (Call 01/18/52)	675	553,290
4.25%, 10/22/44 (Call 04/22/44)	55	45,771
4.45%, 04/14/46 (Call 10/14/45)	794	683,720
4.60%, 07/17/45 (Call 01/17/45)	210	182,215
4.65%, 02/15/53 (Call 08/15/52)(b)	549	484,687
4.88%, 11/01/40(b)	342	324,185
5.50%, 01/15/40	520	523,124
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(a)	204	121,841
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	801	778,840
		57,911,566
Biotechnology — 1.8%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	875	508,696
2.80%, 08/15/41 (Call 02/15/41)	802	549,224
3.00%, 01/15/52 (Call 07/15/51)(b)	873	553,034
3.15%, 02/21/40 (Call 08/21/39)	1,624	1,184,986
3.38%, 02/21/50 (Call 08/21/49)(b)	1,748	1,195,318
4.20%, 02/22/52 (Call 08/22/51)	749	577,118
4.40%, 05/01/45 (Call 11/01/44)	2,180	1,789,053
4.40%, 02/22/62 (Call 08/22/61)(b)	1,209	928,610
4.56%, 06/15/48 (Call 12/15/47)	1,167	964,997
4.66%, 06/15/51 (Call 12/15/50)	3,392	2,826,570
4.88%, 03/01/53 (Call 09/01/52)	950	813,982
4.95%, 10/01/41	528	478,733
5.15%, 11/15/41 (Call 05/15/41)	681	625,101
5.60%, 03/02/43 (Call 09/02/42)	2,403	2,317,226
5.65%, 06/15/42 (Call 12/15/41)	406	392,995
5.65%, 03/02/53 (Call 09/02/52)(b)	3,633	3,486,522
5.75%, 03/15/40	357	354,619
5.75%, 03/02/63 (Call 09/02/62)	2,369	2,262,803
6.38%, 06/01/37	326	340,140
6.40%, 02/01/39	290	302,262
6.90%, 06/01/38	190	206,380
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	395	365,119
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,776	1,115,739
3.25%, 02/15/51 (Call 08/15/50)(b)	722	466,643
5.20%, 09/15/45 (Call 03/15/45)	941	843,655
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(a)	335	291,353
4.75%, 04/27/52 (Call 10/27/51)(a)	1,009	866,359
4.95%, 04/27/62 (Call 10/27/61)(a)(b)	424	362,868
5.42%, 04/03/54 (Call 10/03/53)(a)	475	447,081
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	849	568,169
2.80%, 10/01/50 (Call 04/01/50)	1,364	830,417
4.00%, 09/01/36 (Call 03/01/36)	520	446,480
4.15%, 03/01/47 (Call 09/01/46)	1,538	1,213,021
Security	Par (000)	Value
Biotechnology (continued)
4.50%, 02/01/45 (Call 08/01/44)	$1,504	$1,262,516
4.60%, 09/01/35 (Call 03/01/35)(b)	767	706,938
4.75%, 03/01/46 (Call 09/01/45)	1,986	1,721,247
4.80%, 04/01/44 (Call 10/01/43)	1,544	1,356,737
5.55%, 10/15/53 (Call 04/15/53)(b)	915	888,037
5.65%, 12/01/41 (Call 06/01/41)	1,018	998,118
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	746	437,028
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	1,048	738,552
3.35%, 09/02/51 (Call 03/02/51)	626	383,227
3.55%, 09/02/50 (Call 03/02/50)(b)	1,038	670,335
		39,638,008
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,347	1,010,066
3.58%, 04/05/50 (Call 10/05/49)(b)	1,768	1,248,169
6.20%, 03/15/54 (Call 09/15/53)	1,095	1,141,549
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	240	193,342
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	448	364,018
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	541	485,882
Fortune Brands Innovations Inc., 4.50%, 03/25/52 (Call 09/25/51)(b)	411	318,637
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(a)	200	167,581
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(a)	220	218,829
6.88%, 09/29/39(a)	200	205,936
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	508	411,572
4.63%, 07/02/44 (Call 01/02/44)	591	495,495
4.95%, 07/02/64 (Call 01/02/64)(c)	251	209,697
5.13%, 09/14/45 (Call 03/14/45)	384	342,189
6.00%, 01/15/36(b)	198	202,634
Lafarge SA, 7.13%, 07/15/36	280	299,218
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	908	598,820
4.25%, 12/15/47 (Call 06/15/47)	454	361,230
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	319	201,357
4.50%, 05/15/47 (Call 11/15/46)	232	187,995
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)(b)	519	405,735
4.40%, 01/30/48 (Call 07/30/47)	419	329,869
7.00%, 12/01/36	369	401,607
Trane Technologies Financing Ltd.
4.50%, 03/21/49 (Call 09/21/48)(b)	303	251,892
4.65%, 11/01/44 (Call 05/01/44)(b)	357	309,116
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	133	107,363
5.75%, 06/15/43	428	425,850
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	205	222,896
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	745	610,315
4.70%, 03/01/48 (Call 09/01/47)	412	348,403
		12,077,262
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 1.6%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	$550	$405,428
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	633	438,830
2.80%, 05/15/50 (Call 11/15/49)(b)	881	551,061
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)(b)	182	159,924
5.65%, 06/01/52 (Call 12/01/51)(b)	391	340,780
CF Industries Inc.
4.95%, 06/01/43	730	625,177
5.38%, 03/15/44(b)	664	594,447
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	991	681,685
4.25%, 10/01/34 (Call 04/01/34)(b)	554	496,739
4.38%, 11/15/42 (Call 05/15/42)	1,196	970,727
4.63%, 10/01/44 (Call 04/01/44)	426	355,608
4.80%, 05/15/49 (Call 11/15/48)	710	592,571
5.25%, 11/15/41 (Call 05/15/41)	639	579,459
5.55%, 11/30/48 (Call 05/30/48)	839	781,706
5.60%, 02/15/54 (Call 08/15/53)(b)	720	681,200
6.90%, 05/15/53 (Call 11/15/52)	745	817,171
9.40%, 05/15/39	576	748,502
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,584	1,501,448
5.42%, 11/15/48 (Call 05/15/48)	1,982	1,849,113
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	499	405,483
4.80%, 09/01/42 (Call 03/01/42)	665	561,246
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	437	235,599
2.70%, 12/15/51 (Call 06/15/51)	861	518,039
2.75%, 08/18/55 (Call 02/18/55)	672	396,198
3.95%, 12/01/47 (Call 06/01/47)	291	231,022
5.50%, 12/08/41(b)	334	329,985
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	483	353,571
6.38%, 05/18/53 (Call 11/18/52)(b)	486	463,237
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	568	386,399
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,439	909,951
4.38%, 06/01/47 (Call 12/01/46)	445	327,282
5.00%, 09/26/48 (Call 03/26/48)	705	581,468
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	282	147,124
3.55%, 11/07/42 (Call 05/07/42)	650	499,736
Lubrizol Corp. (The), 6.50%, 10/01/34	430	468,393
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(b)	1,399	1,187,639
5.25%, 07/15/43	627	558,230
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	278	199,411
3.63%, 04/01/51 (Call 10/01/50)(b)	963	647,545
3.80%, 10/01/60 (Call 04/01/60)(b)	513	338,293
4.20%, 10/15/49 (Call 04/15/49)	936	698,286
4.20%, 05/01/50 (Call 11/01/49)	913	678,880
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(b)	910	712,570
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	330	283,652
5.63%, 11/15/43 (Call 05/15/43)	485	446,479
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	$396	$290,559
4.13%, 03/15/35 (Call 09/15/34)	347	303,373
4.90%, 06/01/43 (Call 12/01/42)	505	438,029
5.00%, 04/01/49 (Call 10/01/48)	579	497,892
5.25%, 01/15/45 (Call 07/15/44)	323	290,067
5.63%, 12/01/40	296	280,191
5.80%, 03/27/53 (Call 09/27/52)	828	800,659
5.88%, 12/01/36	627	625,986
6.13%, 01/15/41 (Call 07/15/40)	284	283,201
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(a)	378	319,372
5.88%, 09/17/44(a)	654	583,650
6.75%, 09/19/42(a)	100	97,274
PPG Industries Inc., 5.50%, 11/15/40	50	46,236
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(b)	215	167,412
5.25%, 06/01/45 (Call 12/01/44)	269	242,061
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	398	242,451
3.30%, 05/15/50 (Call 11/15/49)	424	281,436
3.80%, 08/15/49 (Call 02/15/49)(b)	591	435,428
4.00%, 12/15/42 (Call 06/15/42)	334	262,038
4.50%, 06/01/47 (Call 12/01/46)	1,004	827,374
4.55%, 08/01/45 (Call 02/01/45)	416	343,587
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)	556	351,380
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	220	163,453
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	532	348,954
3.13%, 08/15/51 (Call 02/15/51)(b)	540	327,524
3.38%, 08/15/61 (Call 02/15/61)	521	307,603
4.38%, 11/15/47 (Call 05/15/47)(b)	308	240,917
5.00%, 08/15/46 (Call 02/15/46)(b)	540	459,940
		35,595,341
Coal — 0.1%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	345	302,692
5.40%, 02/01/43 (Call 08/01/42)	345	307,713
6.00%, 08/15/40 (Call 02/15/40)	438	421,123
6.13%, 10/01/35	300	299,448
6.25%, 07/15/41 (Call 01/15/41)	342	336,954
		1,667,930
Commercial Services — 1.7%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/02/41)(a)	120	90,777
American University (The), Series 2019, 3.67%, 04/01/49(b)	460	351,025
Brown University, Series A, 2.92%, 09/01/50 (Call 03/01/50)	533	353,012
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	225	132,453
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	267	171,796
4.32%, 08/01/45(b)	323	278,276
4.70%, 11/01/2111	280	228,411
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)(b)	210	192,413
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	195	123,776
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(a)	$415	$329,510
5.63%, 09/25/48(a)	1,004	918,672
6.85%, 07/02/37(a)(b)	1,695	1,783,988
Duke University
3.20%, 10/01/38(b)	200	158,489
3.30%, 10/01/46(b)	270	194,492
Series 2020, 2.68%, 10/01/44	387	269,361
Series 2020, 2.76%, 10/01/50(b)	444	282,643
Series 2020, 2.83%, 10/01/55	562	353,047
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(b)	371	242,495
Equifax Inc., 7.00%, 07/01/37	230	249,412
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	248	196,217
4.50%, 02/15/45 (Call 08/15/44)(a)	329	276,605
5.20%, 10/30/34 (Call 07/30/34)(a)(b)	870	840,308
5.40%, 05/01/53 (Call 11/01/52)(a)(b)	1,160	1,090,546
5.63%, 03/15/42(a)(b)	542	528,242
6.70%, 06/01/34(a)	295	318,290
7.00%, 10/15/37(a)	1,125	1,230,892
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	389	304,921
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	190	112,307
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	350	196,286
George Washington University (The)
4.87%, 09/15/45	160	147,197
Series 2014, 4.30%, 09/15/44(b)	282	238,209
Series 2016, 3.55%, 09/15/46	230	169,292
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)(b)	732	600,394
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)(b)	160	151,549
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	311	200,701
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	185	163,799
Series B, 4.32%, 04/01/49 (Call 10/01/48)(b)	360	300,061
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	553	407,785
5.95%, 08/15/52 (Call 02/15/52)(b)	745	712,015
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	225	192,593
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(a)	224	185,346
Johns Hopkins University
Series 2013, 4.08%, 07/01/53(b)	321	261,473
Series A, 2.81%, 01/01/60 (Call 07/01/59)(b)	240	149,270
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)(b)	458	277,583
3.46%, 05/01/47	245	181,318
3.65%, 05/01/48 (Call 11/01/47)	547	433,985
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	415	284,035
3.89%, 07/01/2116	430	303,994
3.96%, 07/01/38	354	311,559
4.68%, 07/01/2114	399	335,793
5.60%, 07/01/2111	657	665,320
Series F, 2.99%, 07/01/50 (Call 01/01/50)	499	339,668
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	321	184,523
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	198	145,108
Moody's Corp.
2.55%, 08/18/60 (Call 02/18/60)	254	129,993
Security	Par (000)	Value
Commercial Services (continued)
2.75%, 08/19/41 (Call 02/19/41)	$500	$335,769
3.10%, 11/29/61 (Call 05/29/61)(b)	520	310,815
3.25%, 05/20/50 (Call 11/20/49)	282	188,374
3.75%, 02/25/52 (Call 08/25/51)(b)	380	277,522
4.88%, 12/17/48 (Call 06/17/48)	414	365,938
5.25%, 07/15/44	600	559,765
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	245	161,192
Northwestern University
3.69%, 12/01/38	275	233,070
3.87%, 12/01/48(b)	250	198,513
4.64%, 12/01/44(b)	515	468,270
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(b)	190	139,083
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(b)	280	174,968
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)(b)	924	617,212
5.05%, 06/01/52 (Call 12/01/51)(b)	950	861,723
5.25%, 06/01/62 (Call 12/01/61)	430	387,139
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)	435	402,761
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(b)	422	256,772
3.15%, 07/15/46 (Call 01/15/46)	515	369,639
3.30%, 07/15/56 (Call 01/15/56)(b)	249	172,772
3.62%, 10/01/37	252	210,165
3.75%, 11/15/52 (Call 05/15/52)	445	346,007
4.88%, 10/15/40(b)	215	201,810
6.50%, 01/15/39(a)	475	533,627
Series ., 4.61%, 02/15/35 (Call 11/15/34)(b)	115	110,230
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	478	323,761
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	572	343,548
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	1,176	591,689
3.25%, 12/01/49 (Call 06/01/49)	458	313,490
3.70%, 03/01/52 (Call 09/01/51)	988	726,064
3.90%, 03/01/62 (Call 09/01/61)	561	407,520
4.50%, 05/15/48 (Call 11/15/47)(b)	185	149,410
6.55%, 11/15/37(b)	200	217,323
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)(b)	250	177,407
Trustees of Boston College
3.13%, 07/01/52(b)	282	191,666
3.99%, 07/01/47	160	128,660
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	305	248,169
Trustees of Dartmouth College, 3.47%, 06/01/46	260	186,778
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	50	42,336
5.70%, 03/01/39(b)	414	434,172
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(b)	255	158,392
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(b)	235	152,467
4.67%, 09/01/2112	250	212,013
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	310	182,748
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)(b)	220	148,796
Series 2012, 5.02%, 04/15/2112(b)	195	164,829
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	160	107,972
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.00%, 10/01/53 (Call 04/01/53)	$385	$310,749
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	315	234,520
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	335	215,647
University of Miami, 4.06%, 04/01/52	400	314,876
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	407	318,666
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	328	241,635
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)(b)	371	237,017
3.03%, 10/01/39	683	528,076
4.98%, 10/01/53 (Call 04/01/53)(b)	360	340,450
5.25%, 10/01/2111(b)	150	140,643
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	285	226,465
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	404	264,153
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	180	105,226
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	323	224,854
5.50%, 06/15/45 (Call 12/15/44)(b)	183	170,589
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	520	380,842
4.35%, 04/15/2122 (Call 10/15/2121)(b)	235	179,720
Wesleyan University, 4.78%, 07/01/2116(b)	191	149,682
William Marsh Rice University
3.57%, 05/15/45(b)	143	112,455
3.77%, 05/15/55(b)	220	172,070
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	130	76,231
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(b)	446	268,519
		37,976,656
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	1,140	765,821
2.40%, 08/20/50 (Call 02/20/50)(b)	1,455	855,274
2.55%, 08/20/60 (Call 02/20/60)(b)	1,534	894,293
2.65%, 05/11/50 (Call 11/11/49)	2,330	1,437,792
2.65%, 02/08/51 (Call 08/08/50)	2,732	1,676,275
2.70%, 08/05/51 (Call 02/05/51)	1,566	964,993
2.80%, 02/08/61 (Call 08/08/60)	1,400	822,599
2.85%, 08/05/61 (Call 02/05/61)	1,280	761,663
2.95%, 09/11/49 (Call 03/11/49)	1,403	928,558
3.45%, 02/09/45	1,770	1,340,562
3.75%, 09/12/47 (Call 03/12/47)	930	719,919
3.75%, 11/13/47 (Call 05/13/47)	1,212	938,244
3.85%, 05/04/43	2,524	2,068,262
3.85%, 08/04/46 (Call 02/04/46)	1,726	1,372,788
3.95%, 08/08/52 (Call 02/08/52)(b)	1,611	1,269,116
4.10%, 08/08/62 (Call 02/08/62)	1,215	954,312
4.25%, 02/09/47 (Call 08/09/46)	905	773,149
4.38%, 05/13/45	1,857	1,614,491
4.45%, 05/06/44	937	841,420
4.50%, 02/23/36 (Call 08/23/35)(b)	1,169	1,118,027
4.65%, 02/23/46 (Call 08/23/45)	3,588	3,233,738
4.85%, 05/10/53 (Call 11/10/52)(b)	1,086	1,007,351
Dell Inc.
5.40%, 09/10/40	256	236,465
6.50%, 04/15/38(b)	350	364,852
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	755	538,336
3.45%, 12/15/51 (Call 06/15/51)	827	544,283
8.10%, 07/15/36 (Call 01/15/36)	1,051	1,224,673
Security	Par (000)	Value
Computers (continued)
8.35%, 07/15/46 (Call 01/15/46)	$435	$539,132
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	685	705,465
6.35%, 10/15/45 (Call 04/15/45)(b)	1,393	1,415,922
HP Inc., 6.00%, 09/15/41(b)	1,002	994,216
IBM International Capital Pte Ltd.
5.25%, 02/05/44 (Call 08/05/43)	945	873,295
5.30%, 02/05/54 (Call 08/05/53)	1,020	930,358
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	519	360,367
2.95%, 05/15/50 (Call 11/15/49)(b)	882	545,768
3.43%, 02/09/52 (Call 08/09/51)	666	445,677
4.00%, 06/20/42	979	781,445
4.15%, 05/15/39	1,751	1,464,762
4.25%, 05/15/49	2,873	2,281,747
4.70%, 02/19/46	542	469,302
4.90%, 07/27/52 (Call 01/27/52)	803	703,804
5.10%, 02/06/53 (Call 08/06/52)	666	602,836
5.60%, 11/30/39	635	629,825
7.13%, 12/01/96	182	218,145
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	371	271,900
		43,501,222
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	467	363,113
4.00%, 08/15/45	539	444,573
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	876	570,588
3.70%, 08/15/42(b)	246	183,234
4.15%, 03/15/47 (Call 09/15/46)	428	339,683
4.38%, 06/15/45 (Call 12/15/44)	346	286,948
5.15%, 05/15/53 (Call 11/15/52)(b)	740	684,492
6.00%, 05/15/37	255	264,510
Haleon U.S. Capital LLC, 4.00%, 03/24/52 (Call 09/24/51)(b)	882	676,078
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)	1,580	1,458,974
5.10%, 03/22/43 (Call 09/22/42)	616	581,196
5.20%, 03/22/63 (Call 09/22/62)(b)	770	712,491
Procter & Gamble Co. (The)
3.50%, 10/25/47	320	242,507
3.55%, 03/25/40	596	484,199
3.60%, 03/25/50	611	467,745
5.55%, 03/05/37(b)	785	806,204
5.80%, 08/15/34	224	238,370
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(b)	696	428,582
		9,233,487
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	480	366,793
4.20%, 05/15/47 (Call 11/15/46)	387	316,763
4.60%, 06/15/45 (Call 12/15/44)	1,042	909,077
		1,592,633
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41 (Call 04/29/41)	1,487	1,120,589
American Express Co., 4.05%, 12/03/42(b)	904	751,203
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	$390	$259,473
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	453	258,396
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	530	311,427
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	761	487,208
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	468	316,258
4.00%, 10/02/47 (Call 04/02/47)(a)	265	196,242
4.45%, 07/15/45(a)	330	264,579
5.00%, 06/15/44(a)	446	392,544
6.25%, 08/15/42(a)	115	114,270
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(a)	270	185,000
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	738	499,683
3.63%, 02/15/52 (Call 08/15/51)(b)	473	321,487
4.70%, 09/20/47 (Call 03/20/47)(b)	851	703,209
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50 (Call 10/15/49)	640	424,156
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(b)	876	514,513
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	607	500,050
5.30%, 09/15/43 (Call 03/15/43)	762	744,361
FMR LLC
5.15%, 02/01/43(a)	300	266,961
6.45%, 11/15/39(a)	430	444,453
6.50%, 12/14/40(a)	342	353,489
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	360	215,901
Invesco Finance PLC, 5.38%, 11/30/43(b)	463	428,875
Jefferies Financial Group Inc.
6.25%, 01/15/36	325	323,759
6.50%, 01/20/43(b)	292	292,268
6.63%, 10/23/43 (Call 07/23/43)(b)	253	253,673
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	411	382,837
Legg Mason Inc., 5.63%, 01/15/44	570	549,095
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(a)	705	509,213
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	869	566,956
3.65%, 06/01/49 (Call 12/01/48)	1,037	776,735
3.80%, 11/21/46 (Call 05/21/46)	489	379,882
3.85%, 03/26/50 (Call 09/26/49)	1,476	1,143,114
3.95%, 02/26/48 (Call 08/26/47)	379	302,881
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)(b)	619	394,845
3.25%, 04/28/50 (Call 10/28/49)(b)	447	292,056
3.95%, 03/07/52 (Call 09/07/51)	585	424,214
5.95%, 08/15/53 (Call 02/15/53)(b)	690	680,928
6.10%, 06/28/63 (Call 12/28/62)(b)	695	695,890
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	241	185,963
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	829	594,322
4.95%, 07/15/46	760	667,371
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(b)	1,702	927,361
2.70%, 04/15/40 (Call 10/15/39)	677	479,746
Security	Par (000)	Value
Diversified Financial Services (continued)
3.65%, 09/15/47 (Call 03/15/47)	$1,125	$854,002
4.15%, 12/14/35 (Call 06/14/35)	1,416	1,289,025
4.30%, 12/14/45 (Call 06/14/45)	3,200	2,712,116
Voya Financial Inc.
4.80%, 06/15/46	204	167,282
5.70%, 07/15/43	442	414,964
Western Union Co. (The)
6.20%, 11/17/36(b)	499	496,462
6.20%, 06/21/40	189	183,058
		27,014,345
Electric — 12.6%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(a)	702	483,067
4.00%, 10/03/49(a)	498	386,000
6.50%, 10/27/36(a)	865	948,204
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	131	84,135
3.80%, 10/01/47 (Call 04/01/47)	418	292,320
5.25%, 05/15/52 (Call 11/15/51)	505	444,402
Series G, 4.15%, 05/01/49 (Call 11/01/48)	399	294,632
Series H, 3.45%, 01/15/50 (Call 07/15/49)	502	328,853
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	340	218,716
3.75%, 12/01/47 (Call 06/01/47)	509	371,370
3.80%, 06/15/49 (Call 12/15/48)	319	232,321
4.00%, 12/01/46 (Call 06/01/46)	290	224,886
4.25%, 09/15/48 (Call 03/15/48)	346	272,702
4.50%, 06/15/52 (Call 12/01/51)	550	448,392
5.40%, 03/15/53 (Call 09/15/52)	615	574,300
Series M, 3.65%, 04/01/50 (Call 10/01/49)	549	389,657
Series N, 2.75%, 08/15/51 (Call 02/15/51)(b)	502	293,725
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(b)	709	449,629
3.13%, 07/15/51 (Call 01/15/51)	630	408,665
3.45%, 10/01/49 (Call 04/01/49)	627	435,434
3.75%, 03/01/45 (Call 09/01/44)	659	495,527
3.85%, 12/01/42(b)	270	211,805
4.10%, 01/15/42	255	201,102
4.15%, 08/15/44 (Call 02/15/44)	344	274,447
4.30%, 01/02/46 (Call 07/02/45)	475	383,630
5.50%, 03/15/41(b)	263	249,747
6.00%, 03/01/39	437	441,420
6.13%, 05/15/38	265	270,299
Series 11-C, 5.20%, 06/01/41(b)	265	241,427
Series A, 4.30%, 07/15/48 (Call 01/15/48)	729	585,178
Series B, 3.70%, 12/01/47 (Call 06/01/47)	545	399,110
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	597	435,039
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	156	95,334
3.25%, 03/15/50 (Call 09/15/49)	367	244,745
3.70%, 12/01/47 (Call 06/01/47)	402	293,544
4.15%, 03/15/46 (Call 09/15/45)	390	310,827
4.30%, 07/01/44 (Call 01/01/44)(b)	195	158,896
4.50%, 03/15/49 (Call 09/15/48)	418	348,042
4.80%, 12/15/43 (Call 06/15/43)	280	241,582
5.90%, 12/01/52 (Call 06/01/52)	350	353,550
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)(b)	337	217,675
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	276	238,059
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	$278	$216,112
4.45%, 06/01/45 (Call 12/01/44)	321	250,566
7.00%, 04/01/38	545	583,518
Series L, 5.80%, 10/01/35(b)	285	274,320
Series P, 6.70%, 08/15/37	275	285,879
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	405	313,811
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	440	296,122
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)	455	256,747
3.35%, 05/15/50 (Call 11/15/49)(b)	320	208,951
3.50%, 12/01/49 (Call 06/01/49)	412	273,691
3.75%, 05/15/46 (Call 11/15/45)(b)	346	248,299
4.20%, 08/15/48 (Call 02/15/48)	257	195,305
4.25%, 03/01/49 (Call 09/01/48)	376	286,740
4.35%, 11/15/45 (Call 05/15/45)	337	266,833
4.50%, 04/01/42 (Call 10/01/41)	421	348,052
4.70%, 01/15/44 (Call 07/15/43)	165	131,997
5.05%, 09/01/41 (Call 03/01/41)(b)	312	277,523
5.50%, 09/01/35	300	285,121
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	353	256,869
4.35%, 06/01/48 (Call 12/01/47)	196	153,858
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	333	204,443
3.20%, 09/15/49 (Call 03/15/49)	512	334,618
3.50%, 08/15/46 (Call 02/15/46)	484	344,845
3.75%, 08/15/47 (Call 02/15/47)	295	215,907
4.25%, 09/15/48 (Call 03/15/48)	505	399,987
4.55%, 06/01/52 (Call 12/01/51)	486	401,322
5.40%, 06/01/53 (Call 12/01/52)(b)	684	644,523
6.35%, 10/01/36	390	405,231
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)(b)	165	137,234
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	1,331	797,268
3.80%, 07/15/48 (Call 01/15/48)	697	500,420
4.25%, 10/15/50 (Call 04/15/50)	703	537,808
4.45%, 01/15/49 (Call 07/15/48)	903	724,625
4.50%, 02/01/45 (Call 08/01/44)	556	470,937
4.60%, 05/01/53 (Call 11/01/52)	879	710,791
5.15%, 11/15/43 (Call 05/15/43)	693	641,946
5.95%, 05/15/37	444	443,097
6.13%, 04/01/36	1,352	1,383,474
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	378	260,972
4.20%, 09/15/46 (Call 03/15/46)(b)	195	145,559
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39 (Call 11/15/38)(a)	40	41,890
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	188	168,318
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	473	354,475
3.60%, 03/01/52 (Call 09/01/51)	429	303,923
3.95%, 03/01/48 (Call 09/01/47)	241	186,111
4.50%, 04/01/44 (Call 10/01/43)	337	284,131
5.30%, 04/01/53 (Call 10/01/52)	325	304,948
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	615	492,213
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	354	222,209
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	755	512,256
Security	Par (000)	Value
Electric (continued)
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	$362	$317,130
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	340	236,384
CEZ AS, 5.63%, 04/03/42(a)	333	285,416
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	184	144,361
Cleco Power LLC
6.00%, 12/01/40	253	244,374
6.50%, 12/01/35(b)	310	319,365
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36(b)	361	352,668
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	320	270,679
4.88%, 03/01/44 (Call 09/01/43)	187	165,804
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	262	259,615
Comision Federal de Electricidad
4.68%, 02/09/51 (Call 08/09/50)(a)	607	412,471
5.75%, 02/14/42(a)(b)	461	403,853
6.13%, 06/16/45(a)(b)	535	479,793
6.26%, 02/15/52 (Call 08/15/51)(a)	410	344,118
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	593	371,957
3.65%, 06/15/46 (Call 12/15/45)	600	435,126
3.70%, 03/01/45 (Call 09/01/44)	348	258,453
3.80%, 10/01/42 (Call 04/01/42)	248	190,227
4.00%, 03/01/48 (Call 09/01/47)	696	529,500
4.00%, 03/01/49 (Call 09/01/48)	468	354,116
4.35%, 11/15/45 (Call 05/15/45)	368	299,166
4.60%, 08/15/43 (Call 02/15/43)	445	381,035
4.70%, 01/15/44 (Call 07/15/43)	240	208,472
5.30%, 02/01/53 (Call 08/01/52)	491	453,500
6.45%, 01/15/38	419	440,565
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	477	350,273
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	270	176,283
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	639	407,446
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	365	213,671
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	435	317,157
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	687	530,591
4.30%, 04/15/44 (Call 10/15/43)	434	359,045
5.25%, 01/15/53 (Call 07/15/52)(b)	436	407,388
6.35%, 06/01/36	235	244,851
Series A, 4.15%, 06/01/45 (Call 12/01/44)(b)	292	236,200
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	604	390,165
3.60%, 06/15/61 (Call 12/15/60)(b)	725	487,370
3.70%, 11/15/59 (Call 05/15/59)	513	346,358
3.85%, 06/15/46 (Call 12/15/45)	432	323,147
3.95%, 03/01/43 (Call 09/01/42)	650	510,367
4.45%, 03/15/44 (Call 09/15/43)	806	673,109
4.50%, 12/01/45 (Call 06/01/45)	516	429,117
4.50%, 05/15/58 (Call 11/15/57)	702	561,266
4.63%, 12/01/54 (Call 06/01/54)	703	580,450
5.70%, 06/15/40	370	359,584
5.90%, 11/15/53 (Call 05/15/53)	910	914,646
6.15%, 11/15/52 (Call 05/15/52)	640	665,179
Series 05-A, 5.30%, 03/01/35	348	337,728
Series 06-A, 5.85%, 03/15/36	355	356,869
Series 06-B, 6.20%, 06/15/36	405	419,037
Series 06-E, 5.70%, 12/01/36	247	244,228
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 07-A, 6.30%, 08/15/37	$485	$505,970
Series 08-B, 6.75%, 04/01/38	535	582,493
Series 09-C, 5.50%, 12/01/39	470	453,247
Series 12-A, 4.20%, 03/15/42	421	339,942
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)(b)	415	311,692
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	961	732,768
Series A, 4.13%, 05/15/49 (Call 11/15/48)	523	404,099
Series C, 3.00%, 12/01/60 (Call 06/01/60)	535	308,361
Series C, 4.00%, 11/15/57 (Call 05/15/57)(b)	244	178,974
Series C, 4.30%, 12/01/56 (Call 06/01/56)	388	299,642
Series E, 4.65%, 12/01/48 (Call 06/01/48)	474	397,728
Consorcio Transmantaro SA, 5.20%, 04/11/38 (Call 01/11/38)(a)	602	544,292
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	729	685,508
5.75%, 10/01/41 (Call 04/01/41)	330	315,093
5.75%, 03/15/54 (Call 09/15/53)	945	889,189
6.25%, 10/01/39	807	811,802
6.50%, 10/01/53 (Call 04/01/53)	747	775,303
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(b)	277	146,742
3.10%, 08/15/50 (Call 02/15/50)	456	301,684
3.25%, 08/15/46 (Call 02/15/46)	425	298,595
3.50%, 08/01/51 (Call 02/01/51)	426	302,565
3.75%, 02/15/50 (Call 08/15/49)	178	132,674
3.95%, 05/15/43 (Call 11/15/42)	454	360,803
3.95%, 07/15/47 (Call 01/15/47)	235	183,695
4.05%, 05/15/48 (Call 11/15/47)	611	485,505
4.10%, 11/15/45 (Call 05/15/45)	135	105,032
4.20%, 09/01/52 (Call 03/01/52)	370	292,211
4.35%, 04/15/49 (Call 10/15/48)	484	398,968
4.35%, 08/31/64 (Call 02/28/64)	232	180,099
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	318	226,075
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	243	184,762
4.15%, 05/15/45 (Call 11/15/44)(b)	326	252,000
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	402	332,878
4.85%, 08/15/52 (Call 02/15/52)(b)	560	469,897
7.00%, 06/15/38	378	400,880
Series A, 4.60%, 03/15/49 (Call 09/15/48)	561	453,293
Series B, 3.30%, 04/15/41 (Call 10/15/40)	359	256,121
Series B, 5.95%, 06/15/35	605	602,442
Series C, 4.05%, 09/15/42 (Call 03/15/42)	385	295,962
Series C, 4.90%, 08/01/41 (Call 02/01/41)	442	383,425
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	323	275,669
5.10%, 06/01/65 (Call 12/01/64)	191	166,904
5.45%, 02/01/41 (Call 08/01/40)	347	331,376
6.05%, 01/15/38(b)	398	407,110
6.25%, 10/15/53 (Call 04/15/53)	405	428,720
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	417	261,870
3.70%, 03/15/45 (Call 09/15/44)	127	95,751
3.70%, 06/01/46 (Call 12/01/45)	264	194,686
3.75%, 08/15/47 (Call 02/15/47)	245	180,600
3.95%, 06/15/42 (Call 12/15/41)(b)	235	182,957
3.95%, 03/01/49 (Call 09/01/48)	718	554,988
4.30%, 07/01/44 (Call 01/01/44)	191	157,255
5.40%, 04/01/53 (Call 10/01/52)	531	506,160
Security	Par (000)	Value
Electric (continued)
5.70%, 10/01/37(b)	$273	$268,584
Series A, 4.00%, 04/01/43 (Call 10/01/42)	296	236,036
Series A, 4.05%, 05/15/48 (Call 11/15/47)	465	362,769
Series A, 6.63%, 06/01/36(b)	280	298,115
Series B, 3.25%, 04/01/51 (Call 10/01/50)	457	301,452
Series B, 3.65%, 03/01/52 (Call 09/01/51)(b)	765	543,926
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	691	455,002
3.45%, 04/15/51 (Call 10/15/50)(b)	503	343,111
3.55%, 03/15/52 (Call 09/15/51)	553	379,947
3.70%, 12/01/47 (Call 06/01/47)	327	234,743
3.75%, 06/01/45 (Call 12/01/44)	287	211,377
3.88%, 03/15/46 (Call 09/15/45)	558	420,040
3.95%, 03/15/48 (Call 09/15/47)	718	540,551
4.00%, 09/30/42 (Call 03/30/42)	483	383,092
4.25%, 12/15/41 (Call 06/15/41)	584	479,351
5.30%, 02/15/40	625	594,281
5.35%, 01/15/53 (Call 07/15/52)	745	693,133
5.40%, 01/15/54 (Call 07/15/53)	732	687,534
6.00%, 01/15/38	419	423,104
6.05%, 04/15/38	479	487,147
6.10%, 06/01/37(b)	467	473,311
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	461	327,249
3.50%, 06/15/51 (Call 12/15/50)	691	456,367
3.75%, 09/01/46 (Call 03/01/46)	1,028	733,828
3.95%, 08/15/47 (Call 02/15/47)	611	446,289
4.20%, 06/15/49 (Call 12/15/48)	578	436,650
4.80%, 12/15/45 (Call 06/15/45)	571	479,809
5.00%, 08/15/52 (Call 02/15/52)	973	830,953
6.10%, 09/15/53 (Call 03/15/53)	630	628,709
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	410	252,367
3.40%, 10/01/46 (Call 04/01/46)	703	483,763
3.85%, 11/15/42 (Call 05/15/42)	400	311,793
4.20%, 07/15/48 (Call 01/15/48)	332	260,426
5.65%, 04/01/40	311	303,517
5.95%, 11/15/52 (Call 05/15/52)	435	437,868
6.20%, 11/15/53 (Call 05/15/53)	620	645,723
6.35%, 09/15/37	470	487,858
6.40%, 06/15/38	889	927,083
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	503	296,176
3.75%, 05/15/46 (Call 11/15/45)	456	334,971
5.40%, 04/01/53 (Call 10/01/52)	500	463,197
6.12%, 10/15/35(b)	330	339,419
6.35%, 08/15/38	550	573,988
6.45%, 04/01/39	370	388,719
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	254	203,283
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	311	273,222
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(b)	461	304,402
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	388	282,516
4.30%, 02/01/49 (Call 08/01/48)	382	299,387
5.55%, 03/15/54 (Call 09/15/53)	320	302,079
5.65%, 04/01/53 (Call 10/01/52)	360	344,931
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	560	314,585
2.90%, 08/15/51 (Call 02/15/51)(b)	507	307,069
3.60%, 09/15/47 (Call 03/15/47)	516	363,116
3.70%, 10/15/46 (Call 04/15/46)	441	319,647
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.00%, 04/01/52 (Call 10/01/51)	$395	$295,617
4.10%, 05/15/42 (Call 11/15/41)	457	366,181
4.10%, 03/15/43 (Call 09/15/42)	471	372,734
4.15%, 12/01/44 (Call 06/01/44)	499	394,375
4.20%, 08/15/45 (Call 02/15/45)	640	504,294
4.38%, 03/30/44 (Call 09/30/43)	420	343,555
5.35%, 03/15/53 (Call 09/15/52)	485	450,084
6.30%, 04/01/38	290	300,766
E.ON International Finance BV, 6.65%, 04/30/38(a)	911	946,424
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(b)	190	157,846
6.00%, 05/15/35	436	425,808
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	418	375,218
4.88%, 09/21/38 (Call 03/21/38)(a)	491	425,381
4.88%, 01/22/44(a)	908	761,861
4.95%, 10/13/45 (Call 04/13/45)(a)	1,031	867,983
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	714	604,753
5.25%, 10/13/55 (Call 04/13/55)(a)	216	178,141
5.60%, 01/27/40(a)(b)	798	758,001
6.00%, 04/22/64 (Call 10/22/63)(a)	400	365,967
6.00%, 01/22/2114(a)(b)	574	523,489
6.90%, 05/23/53 (Call 11/23/52)(a)	855	896,382
6.95%, 01/26/39(a)(b)	1,495	1,587,048
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	280	269,745
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	1,089	849,052
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(a)	721	464,279
Enel Finance International NV
4.75%, 05/25/47(a)	1,126	914,104
5.50%, 06/15/52 (Call 12/15/51)(a)	830	738,741
6.00%, 10/07/39(a)	1,364	1,323,041
6.80%, 09/15/37(a)	956	1,000,419
7.75%, 10/14/52 (Call 04/14/52)(a)	789	919,904
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	647	367,647
3.35%, 06/15/52 (Call 12/15/51)	410	267,783
4.20%, 04/01/49 (Call 10/01/48)	528	410,015
4.95%, 12/15/44 (Call 12/15/24)	200	167,918
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	535	370,147
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	615	367,449
3.10%, 06/15/41 (Call 12/15/40)	359	252,483
4.20%, 09/01/48 (Call 03/01/48)	829	643,375
4.20%, 04/01/50 (Call 10/01/49)	453	351,057
4.75%, 09/15/52 (Call 03/15/52)	465	390,416
4.95%, 01/15/45 (Call 01/15/25)	240	209,447
5.70%, 03/15/54 (Call 09/15/53)	800	771,765
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)(b)	359	243,300
3.85%, 06/01/49 (Call 12/01/48)	643	469,558
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)(b)	435	300,678
4.50%, 03/30/39 (Call 09/30/38)	138	118,702
5.00%, 09/15/52 (Call 03/15/52)(b)	284	245,018
5.15%, 06/01/45 (Call 06/01/25)	190	166,950
5.80%, 09/01/53 (Call 03/01/53)	302	295,447
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	191	123,875
Security	Par (000)	Value
Electric (continued)
3.45%, 04/15/50 (Call 10/15/49)	$495	$332,950
4.10%, 04/01/43 (Call 10/01/42)	394	310,869
4.13%, 03/01/42 (Call 09/01/41)(b)	526	423,493
4.25%, 12/01/45 (Call 06/01/45)	183	145,242
4.63%, 09/01/43 (Call 03/01/43)(b)	269	223,173
5.70%, 03/15/53 (Call 09/15/52)	334	321,031
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(a)(b)	229	180,402
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	231	179,462
4.20%, 03/15/48 (Call 09/15/47)	135	104,026
5.30%, 10/01/41 (Call 04/01/41)	346	319,162
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	315	240,933
Series B, 6.05%, 11/15/35(b)	260	261,930
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)(b)	558	368,671
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	665	500,507
4.45%, 04/15/46 (Call 10/15/45)	649	525,364
4.70%, 04/15/50 (Call 10/15/49)	776	645,338
4.95%, 06/15/35 (Call 12/15/34)	280	254,947
5.10%, 06/15/45 (Call 12/15/44)	646	572,040
5.60%, 03/15/53 (Call 09/15/52)	820	776,354
5.63%, 06/15/35	467	456,864
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	260	166,842
Series C, 5.10%, 07/15/47 (Call 01/15/47)(b)	150	124,741
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38	274	275,187
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	230	183,490
5.45%, 07/15/44 (Call 01/15/44)(a)	389	357,448
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	1,000	615,453
3.15%, 10/01/49 (Call 04/01/49)	770	510,395
3.70%, 12/01/47 (Call 06/01/47)	643	477,803
3.80%, 12/15/42 (Call 06/15/42)	349	272,731
3.95%, 03/01/48 (Call 09/01/47)	914	706,885
3.99%, 03/01/49 (Call 09/01/48)	535	413,962
4.05%, 06/01/42 (Call 12/01/41)	477	389,281
4.05%, 10/01/44 (Call 04/01/44)	411	329,773
4.13%, 02/01/42 (Call 08/01/41)	475	391,833
4.13%, 06/01/48 (Call 12/01/47)	452	357,914
4.95%, 06/01/35	505	479,623
5.13%, 06/01/41 (Call 12/01/40)	275	256,705
5.25%, 02/01/41 (Call 08/01/40)	429	411,101
5.30%, 04/01/53 (Call 10/01/52)(b)	631	597,699
5.65%, 02/01/37	353	353,045
5.69%, 03/01/40	446	452,068
5.95%, 02/01/38	623	638,117
5.96%, 04/01/39	645	667,168
Georgia Power Co.
4.30%, 03/15/42	1,030	851,102
4.30%, 03/15/43	219	177,589
5.13%, 05/15/52 (Call 11/15/51)(b)	740	671,295
5.40%, 06/01/40	220	205,097
Series 10-C, 4.75%, 09/01/40	493	432,399
Series A, 3.25%, 03/15/51 (Call 09/15/50)	659	430,612
Series B, 3.70%, 01/30/50 (Call 07/30/49)	439	315,658
Great River Energy, 6.25%, 07/01/38(a)(b)	351	355,225
Iberdrola International BV, 6.75%, 07/15/36(b)	500	544,980
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	$199	$138,193
5.50%, 03/15/53 (Call 09/15/52)	315	293,601
5.80%, 04/01/54 (Call 10/01/53)	260	252,307
Series K, 4.20%, 03/01/48 (Call 09/01/47)	375	287,559
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	380	243,154
4.25%, 08/15/48 (Call 02/15/48)	435	335,776
5.63%, 04/01/53 (Call 10/01/52)	465	444,929
6.05%, 03/15/37	503	505,700
Series K, 4.55%, 03/15/46 (Call 09/15/45)	495	404,670
Series L, 3.75%, 07/01/47 (Call 01/01/47)	285	203,404
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)(b)	270	204,587
4.70%, 09/01/45 (Call 03/01/45)(a)	191	155,425
5.70%, 04/01/54 (Call 10/01/53)(a)(b)	875	830,687
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	670	489,700
4.88%, 01/14/48(a)	352	261,149
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	845	674,799
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)(b)	320	260,546
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	193	119,256
3.50%, 09/30/49 (Call 03/30/49)	379	257,923
3.70%, 09/15/46 (Call 03/15/46)	189	135,188
4.70%, 10/15/43 (Call 04/15/43)(b)	243	199,752
6.25%, 07/15/39	315	317,877
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	323	291,479
Jersey Central Power & Light Co., 6.15%, 06/01/37(b)	291	288,297
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	508	336,512
4.38%, 10/01/45 (Call 04/01/45)	454	369,090
5.13%, 11/01/40 (Call 05/01/40)	702	646,928
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	234	194,244
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	179	172,219
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	381	299,072
4.38%, 10/01/45 (Call 04/01/45)	260	208,792
4.65%, 11/15/43 (Call 05/15/43)	237	197,371
5.13%, 11/15/40 (Call 05/15/40)	145	131,678
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	420	310,146
5.87%, 02/26/54 (Call 08/26/53)(a)	335	322,711
5.90%, 11/15/39(a)	549	530,806
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	450	262,457
3.15%, 04/15/50 (Call 10/15/49)	553	360,585
3.65%, 08/01/48 (Call 02/01/48)	735	535,849
3.95%, 08/01/47 (Call 02/01/47)	492	375,360
4.25%, 05/01/46 (Call 11/01/45)	396	317,373
4.25%, 07/15/49 (Call 01/15/49)	804	647,140
4.40%, 10/15/44 (Call 04/15/44)	440	362,903
4.80%, 09/15/43 (Call 03/15/43)	356	316,577
5.30%, 02/01/55 (Call 08/01/54)	390	362,543
5.75%, 11/01/35	351	353,098
5.80%, 10/15/36	300	302,014
5.85%, 09/15/54 (Call 03/15/54)	890	895,218
Minejesa Capital BV, 5.63%, 08/10/37(a)	776	670,277
Security	Par (000)	Value
Electric (continued)
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	$408	$328,092
Series B, 3.10%, 07/30/51 (Call 01/30/51)(b)	245	151,110
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	1,014	918,753
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)(b)	227	174,138
5.64%, 03/15/40(a)(b)	288	275,728
National Grid USA, 5.80%, 04/01/35	435	422,869
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	394	315,735
4.40%, 11/01/48 (Call 05/01/48)	188	152,098
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	210	194,058
5.45%, 05/15/41 (Call 11/15/40)(b)	270	250,875
5.90%, 05/01/53 (Call 11/01/52)	332	325,497
6.00%, 03/15/54 (Call 09/15/53)	460	458,797
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	259	161,556
Series N, 6.65%, 04/01/36	394	415,428
Series R, 6.75%, 07/01/37	290	311,467
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	430	250,172
3.80%, 12/05/47 (Call 06/05/47)(a)	206	149,329
5.94%, 11/25/52 (Call 05/25/52)(a)	205	198,821
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	195	125,663
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	519	315,504
5.25%, 02/28/53 (Call 08/28/52)	985	887,845
5.55%, 03/15/54 (Call 09/15/53)	1,040	971,521
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	409	246,206
4.12%, 11/28/42(a)	345	266,966
4.28%, 10/01/34 (Call 04/01/34)(a)	388	335,995
5.66%, 01/17/54 (Call 07/17/53)(a)	1,045	983,389
5.78%, 09/16/52 (Call 03/16/52)(a)	675	643,704
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	640	370,263
2.90%, 03/01/50 (Call 09/01/49)	519	324,504
3.20%, 04/01/52 (Call 10/01/51)	316	205,437
3.40%, 08/15/42 (Call 02/15/42)	413	305,352
3.60%, 05/15/46 (Call 11/15/45)	297	214,777
3.60%, 09/15/47 (Call 03/15/47)	457	327,444
4.00%, 08/15/45 (Call 02/15/45)	250	192,764
4.13%, 05/15/44 (Call 11/15/43)	228	179,932
4.50%, 06/01/52 (Call 12/01/51)	440	364,222
4.85%, 08/15/40 (Call 02/15/40)	280	247,753
5.10%, 05/15/53 (Call 11/15/52)(b)	693	628,004
5.25%, 07/15/35(b)	194	187,384
5.35%, 11/01/39	238	228,619
5.40%, 03/15/54 (Call 09/15/53)	620	588,067
6.20%, 07/01/37	320	335,897
6.25%, 06/01/36(b)	361	379,034
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	233	180,209
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)(b)	362	232,907
4.40%, 03/01/44 (Call 09/01/43)	198	164,310
4.55%, 06/01/52 (Call 12/01/51)	440	362,876
4.95%, 09/15/52 (Call 03/15/52)	425	375,165
5.50%, 03/15/40(b)	322	309,571
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	$325	$224,948
4.20%, 12/01/42(b)	375	285,029
4.25%, 04/01/46 (Call 10/01/45)(b)	160	119,138
4.50%, 04/01/47 (Call 10/01/46)	390	306,854
4.55%, 06/01/44	155	122,557
5.05%, 10/01/48 (Call 04/01/48)	412	356,043
5.25%, 09/01/50	245	214,849
5.38%, 11/01/40	470	428,680
5.95%, 11/01/39(b)	313	302,273
6.20%, 12/01/53 (Call 06/01/53)(a)	305	303,095
Ohio Edison Co.
6.88%, 07/15/36	420	452,006
8.25%, 10/15/38	210	252,628
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	422	314,736
4.15%, 04/01/48 (Call 10/01/47)	305	231,636
Series F, 5.85%, 10/01/35	310	304,635
Series R, 2.90%, 10/01/51 (Call 04/01/51)	580	347,220
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	170	125,016
3.90%, 05/01/43 (Call 11/01/42)(b)	255	194,565
4.00%, 12/15/44 (Call 06/15/44)	170	129,904
4.15%, 04/01/47 (Call 10/01/46)	196	152,616
4.55%, 03/15/44 (Call 09/15/43)(b)	171	141,562
5.25%, 05/15/41 (Call 11/15/40)(b)	190	174,677
5.60%, 04/01/53 (Call 10/01/52)	278	267,197
5.85%, 06/01/40	260	254,166
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	567	330,627
3.10%, 09/15/49 (Call 03/15/49)	688	447,993
3.70%, 05/15/50 (Call 11/15/49)	496	357,231
3.75%, 04/01/45 (Call 10/01/44)	469	354,524
3.80%, 09/30/47 (Call 03/30/47)	238	177,328
3.80%, 06/01/49 (Call 12/01/48)	430	320,531
4.10%, 11/15/48 (Call 05/15/48)	419	327,260
4.55%, 12/01/41 (Call 06/01/41)	455	394,777
4.60%, 06/01/52 (Call 12/01/51)	456	383,543
4.95%, 09/15/52 (Call 03/15/52)	941	836,403
5.25%, 09/30/40(b)	410	389,528
5.30%, 06/01/42 (Call 12/01/41)	360	343,871
5.35%, 10/01/52 (Call 04/01/52)	352	328,038
7.50%, 09/01/38(b)	283	327,995
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	861	600,005
3.50%, 08/01/50 (Call 02/01/50)	1,962	1,258,352
3.75%, 08/15/42 (Call 02/15/42)(b)	404	287,784
3.95%, 12/01/47 (Call 06/01/47)	779	546,212
4.00%, 12/01/46 (Call 06/01/46)	552	390,550
4.20%, 06/01/41 (Call 12/01/40)	358	275,158
4.25%, 03/15/46 (Call 09/15/45)	303	224,725
4.30%, 03/15/45 (Call 09/15/44)	505	376,764
4.45%, 04/15/42 (Call 10/15/41)	411	321,026
4.50%, 07/01/40 (Call 01/01/40)	1,773	1,438,712
4.50%, 12/15/41 (Call 06/15/41)	256	197,653
4.60%, 06/15/43 (Call 12/15/42)	245	194,130
4.75%, 02/15/44 (Call 08/15/43)	614	495,317
4.95%, 07/01/50 (Call 01/01/50)(b)	3,030	2,464,365
5.25%, 03/01/52 (Call 09/01/51)	505	424,465
6.70%, 04/01/53 (Call 10/01/52)	746	766,559
6.75%, 01/15/53 (Call 07/15/52)(b)	1,545	1,592,829
Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	$982	$554,778
3.30%, 03/15/51 (Call 09/15/50)	755	471,262
4.10%, 02/01/42 (Call 08/01/41)	315	239,432
4.13%, 01/15/49 (Call 07/15/48)	585	432,959
4.15%, 02/15/50 (Call 08/15/49)	637	475,288
5.25%, 06/15/35	235	222,669
5.35%, 12/01/53 (Call 06/01/53)	860	750,716
5.50%, 05/15/54 (Call 11/15/53)(b)	1,085	969,197
5.75%, 04/01/37	600	583,773
5.80%, 01/15/55 (Call 07/15/54)(b)	1,365	1,259,496
6.00%, 01/15/39	589	586,047
6.10%, 08/01/36(b)	355	356,197
6.25%, 10/15/37	568	574,987
6.35%, 07/15/38	350	357,606
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	297	180,841
2.85%, 09/15/51 (Call 03/15/51)	385	234,327
3.00%, 09/15/49 (Call 03/15/49)	400	254,673
3.05%, 03/15/51 (Call 09/15/50)	460	293,854
3.70%, 09/15/47 (Call 03/15/47)	328	241,860
3.90%, 03/01/48 (Call 09/01/47)	514	396,579
4.15%, 10/01/44 (Call 04/01/44)	284	228,271
4.38%, 08/15/52 (Call 02/15/52)	400	325,232
4.60%, 05/15/52 (Call 11/15/51)	395	335,411
4.80%, 10/15/43 (Call 04/15/43)(b)	295	259,062
5.95%, 10/01/36	286	292,659
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	713	491,940
4.38%, 02/05/50(a)	495	366,171
4.88%, 07/17/49(a)	463	367,757
5.25%, 10/24/42(a)	850	738,158
5.25%, 05/15/47(a)	480	408,098
6.15%, 05/21/48(a)	915	874,718
6.25%, 01/25/49(a)	670	645,800
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	516	417,788
5.50%, 03/15/54 (Call 09/15/53)	275	264,708
6.50%, 11/15/37	480	514,752
7.90%, 12/15/38(b)	250	307,418
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	370	239,826
3.95%, 06/01/47 (Call 12/01/46)	455	350,174
4.13%, 06/15/44 (Call 12/15/43)(b)	232	187,931
4.15%, 10/01/45 (Call 04/01/45)	256	205,001
4.15%, 06/15/48 (Call 12/15/47)	382	304,042
4.75%, 07/15/43 (Call 01/15/43)	300	264,435
5.20%, 07/15/41 (Call 01/15/41)(b)	345	318,787
5.25%, 05/15/53 (Call 11/15/52)	673	628,828
6.25%, 05/15/39	260	272,225
Progress Energy Inc., 6.00%, 12/01/39	570	561,548
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)(b)	212	143,434
3.60%, 09/15/42 (Call 03/15/42)	473	347,431
3.80%, 06/15/47 (Call 12/15/46)(b)	336	243,599
3.95%, 03/15/43 (Call 09/15/42)	259	194,305
4.05%, 09/15/49 (Call 03/15/49)	333	249,260
4.10%, 06/15/48 (Call 12/15/47)	337	252,899
4.30%, 03/15/44 (Call 09/15/43)	240	191,079
4.50%, 06/01/52 (Call 12/01/51)	321	255,877
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.75%, 08/15/41 (Call 02/15/41)	$284	$243,339
5.25%, 04/01/53 (Call 10/01/52)	746	668,182
5.75%, 05/15/54 (Call 11/15/53)	600	582,040
6.50%, 08/01/38	275	288,989
Series 17, 6.25%, 09/01/37	305	313,731
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	485	311,232
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	345	196,635
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	219	157,191
5.15%, 01/15/53 (Call 07/15/52)	267	245,693
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	249	258,537
Series K, 3.15%, 08/15/51 (Call 02/15/51)	287	179,683
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)(b)	316	166,320
2.70%, 05/01/50 (Call 11/01/49)	291	177,081
3.00%, 03/01/51 (Call 09/01/50)	307	196,369
3.15%, 01/01/50 (Call 07/01/49)	399	265,152
3.20%, 08/01/49 (Call 02/01/49)	350	233,442
3.60%, 12/01/47 (Call 06/01/47)	657	476,524
3.65%, 09/01/42 (Call 03/01/42)	465	355,919
3.80%, 01/01/43 (Call 07/01/42)(b)	415	326,447
3.80%, 03/01/46 (Call 09/01/45)	366	277,850
3.85%, 05/01/49 (Call 11/01/48)	471	357,366
3.95%, 05/01/42 (Call 11/01/41)	411	328,169
4.05%, 05/01/48 (Call 11/01/47)(b)	285	225,623
4.15%, 11/01/45 (Call 05/01/45)	329	257,811
5.13%, 03/15/53 (Call 09/15/52)(b)	600	553,723
5.38%, 11/01/39	220	208,594
5.45%, 08/01/53 (Call 02/01/53)	338	325,244
5.45%, 03/01/54 (Call 09/01/53)	425	409,311
5.50%, 03/01/40(b)	270	263,533
5.70%, 12/01/36	274	270,943
5.80%, 05/01/37	307	311,757
Series I, 4.00%, 06/01/44 (Call 12/01/43)	185	143,838
Series K, 4.05%, 05/01/45 (Call 11/01/44)(b)	84	65,160
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	225	134,903
3.25%, 09/15/49 (Call 03/15/49)	495	320,459
4.22%, 06/15/48 (Call 12/15/47)	529	411,718
4.30%, 05/20/45 (Call 11/20/44)	396	319,146
4.43%, 11/15/41 (Call 05/15/41)	66	53,995
5.45%, 06/01/53 (Call 12/01/52)	291	274,940
5.48%, 06/01/35	351	341,070
5.64%, 04/15/41 (Call 10/15/40)	300	290,359
5.76%, 10/01/39(b)	280	273,755
5.76%, 07/15/40(b)	270	260,629
5.80%, 03/15/40(b)	299	293,798
6.27%, 03/15/37(b)	385	398,873
6.72%, 06/15/36	80	84,484
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	695	692,408
RWE Finance U.S. LLC, 6.25%, 04/16/54 (Call 10/16/53)(a)	450	438,623
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	606	427,456
3.95%, 11/15/41	263	205,919
4.15%, 05/15/48 (Call 11/15/47)	158	124,335
4.30%, 04/01/42 (Call 10/01/41)(b)	212	172,143
4.50%, 08/15/40	507	438,906
5.35%, 05/15/35	324	312,116
5.35%, 05/15/40(b)	235	217,619
Security	Par (000)	Value
Electric (continued)
5.35%, 04/01/53 (Call 10/01/52)	$714	$660,140
5.55%, 04/15/54 (Call 10/15/53)(b)	755	721,220
6.00%, 06/01/39	248	250,361
Series FFF, 6.13%, 09/15/37(b)	240	235,535
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	284	207,474
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	526	403,518
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	299	196,309
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	502	314,651
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	505	467,074
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	822	780,900
Sempra
3.80%, 02/01/38 (Call 08/01/37)	608	482,685
4.00%, 02/01/48 (Call 08/01/47)	678	501,339
6.00%, 10/15/39	567	554,938
Sierra Pacific Power Co.
5.90%, 03/15/54 (Call 09/15/53)(a)	412	403,706
Series P, 6.75%, 07/01/37	150	155,409
Solar Star Funding LLC, 5.38%, 06/30/35(a)	74	71,246
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)(b)	605	403,333
3.65%, 02/01/50 (Call 08/01/49)	1,174	817,810
3.90%, 12/01/41 (Call 06/01/41)(b)	365	277,805
4.00%, 04/01/47 (Call 10/01/46)	1,699	1,271,587
4.05%, 03/15/42 (Call 09/15/41)	445	345,501
4.50%, 09/01/40 (Call 03/01/40)	442	371,696
4.65%, 10/01/43 (Call 04/01/43)	641	538,832
5.50%, 03/15/40	438	416,342
5.63%, 02/01/36(b)	379	369,380
5.70%, 03/01/53 (Call 09/01/52)	440	419,476
5.75%, 04/15/54 (Call 10/15/53)	425	407,923
5.88%, 12/01/53 (Call 06/01/53)	576	560,867
6.05%, 03/15/39	457	454,245
Series 04-G, 5.75%, 04/01/35	410	408,988
Series 05-B, 5.55%, 01/15/36(b)	405	390,865
Series 05-E, 5.35%, 07/15/35(b)	395	380,111
Series 06-E, 5.55%, 01/15/37	353	337,106
Series 08-A, 5.95%, 02/01/38	577	572,328
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	327	248,778
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	515	313,903
Series B, 4.88%, 03/01/49 (Call 09/01/48)	561	475,975
Series C, 3.60%, 02/01/45 (Call 08/01/44)	379	269,985
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,098	836,477
Series E, 5.45%, 06/01/52 (Call 12/01/51)	340	312,174
Series H, 3.65%, 06/01/51 (Call 12/01/50)(b)	319	220,476
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	237	204,358
4.40%, 07/01/46 (Call 01/01/46)(b)	1,739	1,415,801
Southern Power Co.
5.15%, 09/15/41(b)	470	420,893
5.25%, 07/15/43	265	237,033
Series F, 4.95%, 12/15/46 (Call 06/15/46)	318	270,134
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	400	250,593
6.20%, 03/15/40	324	328,444
Series J, 3.90%, 04/01/45 (Call 10/01/44)	433	312,688
Series L, 3.85%, 02/01/48 (Call 08/01/47)	486	343,411
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	252	167,500
3.70%, 08/15/47 (Call 02/15/47)	343	235,327
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.75%, 06/15/49 (Call 12/15/48)	$261	$182,256
4.50%, 08/15/41 (Call 02/15/41)	311	253,411
6.00%, 10/01/36	226	219,335
Series 6, 4.40%, 11/15/48 (Call 05/15/48)(b)	252	195,385
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	493	307,224
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	510	454,061
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	265	233,479
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	525	491,639
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	290	237,438
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	280	184,926
3.63%, 06/15/50 (Call 12/15/49)(b)	250	174,427
4.10%, 06/15/42 (Call 12/15/41)	338	270,066
4.20%, 05/15/45 (Call 11/15/44)(b)	128	96,845
4.30%, 06/15/48 (Call 12/15/47)(b)	280	220,732
4.35%, 05/15/44 (Call 11/15/43)(b)	199	160,474
4.45%, 06/15/49 (Call 12/15/48)	251	203,100
5.00%, 07/15/52 (Call 01/15/52)(b)	365	317,612
6.15%, 05/15/37	315	315,413
6.55%, 05/15/36	240	249,251
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)(b)	448	401,032
Toledo Edison Co. (The), 6.15%, 05/15/37	325	331,728
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	196	142,951
6.00%, 06/15/40(a)	497	446,092
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)(b)	226	144,256
4.00%, 06/15/50 (Call 12/15/49)	301	220,368
4.85%, 12/01/48 (Call 06/01/48)(b)	249	211,006
5.50%, 04/15/53 (Call 10/15/52)	275	258,794
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)(b)	646	374,772
3.25%, 10/01/49 (Call 04/01/49)(b)	392	258,533
3.65%, 04/15/45 (Call 10/15/44)	311	226,823
3.90%, 09/15/42 (Call 03/15/42)	429	337,525
3.90%, 04/01/52 (Call 10/01/51)	500	374,017
4.00%, 04/01/48 (Call 10/01/47)	391	296,701
5.25%, 01/15/54 (Call 07/15/53)(b)	270	245,731
5.30%, 08/01/37(b)	337	326,318
5.45%, 03/15/53 (Call 09/15/52)	444	416,347
8.45%, 03/15/39	292	358,223
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	843	461,858
2.95%, 11/15/51 (Call 05/15/51)	803	489,103
3.30%, 12/01/49 (Call 06/01/49)	482	320,608
4.00%, 01/15/43 (Call 07/15/42)	526	413,509
4.45%, 02/15/44 (Call 08/15/43)	463	384,359
4.60%, 12/01/48 (Call 06/01/48)	347	286,802
5.35%, 01/15/54 (Call 07/15/53)(b)	415	384,913
5.45%, 04/01/53 (Call 10/01/52)	707	662,387
5.70%, 08/15/53 (Call 02/15/53)(b)	560	544,857
6.35%, 11/30/37	427	443,601
8.88%, 11/15/38	667	852,566
Series A, 6.00%, 05/15/37	613	616,456
Security	Par (000)	Value
Electric (continued)
Series B, 3.80%, 09/15/47 (Call 03/15/47)	$544	$396,055
Series B, 4.20%, 05/15/45 (Call 11/15/44)	272	215,967
Series B, 6.00%, 01/15/36	458	465,275
Series C, 4.00%, 11/15/46 (Call 05/15/46)	527	399,831
Series C, 4.63%, 05/15/52 (Call 11/15/51)	553	454,856
Series D, 4.65%, 08/15/43 (Call 02/15/43)	553	472,226
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)(b)	291	212,710
4.25%, 06/01/44 (Call 12/01/43)	71	56,107
4.30%, 12/15/45 (Call 06/15/45)(b)	181	144,259
4.30%, 10/15/48 (Call 04/15/48)(b)	285	228,740
5.70%, 12/01/36(b)	265	265,478
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	247	171,390
4.10%, 10/15/44 (Call 04/15/44)	170	129,250
6.38%, 08/15/37	350	361,628
7.60%, 10/01/38	170	192,399
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	560	337,228
3.30%, 09/01/49 (Call 03/01/49)(b)	184	122,969
3.67%, 12/01/42	108	82,064
4.75%, 11/01/44 (Call 05/01/44)(b)	270	233,601
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	406	269,597
4.80%, 09/15/41 (Call 03/15/41)	203	171,066
6.50%, 07/01/36	305	315,456
		277,551,459
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	416	254,638
2.80%, 12/21/51 (Call 06/21/51)(b)	1,030	632,700
5.25%, 11/15/39	315	305,486
6.13%, 04/15/39(b)	225	232,578
		1,425,402
Electronics — 0.3%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	419	334,935
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	744	479,417
3.81%, 11/21/47 (Call 05/21/47)	675	515,050
5.00%, 03/01/35 (Call 12/01/34)	850	825,059
5.25%, 03/01/54 (Call 09/01/53)	975	924,160
5.35%, 03/01/64 (Call 09/01/63)	895	848,723
5.38%, 03/01/41	384	377,607
5.70%, 03/15/36	301	308,364
5.70%, 03/15/37	491	498,822
Tyco Electronics Group SA, 7.13%, 10/01/37	433	485,197
		5,597,334
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	275	216,684
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)(b)	535	384,103
5.13%, 08/11/61 (Call 08/11/60)(a)	1,070	746,200
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	150	113,727
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(a)(b)	332	215,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)(b)	$481	$395,615
5.50%, 07/31/47 (Call 01/31/47)(a)	1,726	1,415,619
		3,270,937
Entertainment — 0.5%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	3,800	3,041,947
5.14%, 03/15/52 (Call 09/15/51)	6,258	4,793,090
5.39%, 03/15/62 (Call 09/15/61)	2,710	2,074,958
		9,909,995
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(b)	190	147,701
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	408	267,312
5.70%, 05/15/41 (Call 11/15/40)	428	422,547
6.20%, 03/01/40	337	353,431
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(b)	794	497,864
3.05%, 04/01/50 (Call 10/01/49)	430	277,417
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)(b)	492	286,735
2.95%, 06/01/41 (Call 12/01/40)	239	170,208
3.90%, 03/01/35 (Call 09/01/34)	359	310,925
4.10%, 03/01/45 (Call 09/01/44)	325	267,258
4.15%, 07/15/49 (Call 01/15/49)	823	664,952
		3,666,350
Food — 1.9%
Bimbo Bakeries USA Inc.
4.00%, 05/17/51 (Call 11/17/50)(a)	535	390,344
5.38%, 01/09/36 (Call 10/09/35)(a)	595	568,924
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	493	309,941
4.80%, 03/15/48 (Call 09/15/47)	572	485,262
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)	200	202,134
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	993	909,535
5.40%, 11/01/48 (Call 05/01/48)	860	771,123
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	621	383,525
4.15%, 02/15/43 (Call 08/15/42)(b)	210	169,930
4.55%, 04/17/38 (Call 10/17/37)	249	215,737
4.70%, 04/17/48 (Call 10/17/47)(b)	277	236,166
5.40%, 06/15/40	461	439,898
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	445	328,999
4.70%, 11/10/47 (Call 05/10/47)(a)	599	490,285
4.88%, 06/27/44(a)	295	255,781
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	358	217,099
3.13%, 11/15/49 (Call 05/15/49)	470	316,623
3.38%, 08/15/46 (Call 02/15/46)(b)	204	146,758
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	519	331,056
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)(b)	185	128,984
6.63%, 04/15/37	169	177,902
J.M. Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	141	91,078
3.55%, 03/15/50 (Call 09/15/49)(b)	254	170,835
Security	Par (000)	Value
Food (continued)
4.25%, 03/15/35	$599	$526,468
4.38%, 03/15/45(b)	512	415,805
6.50%, 11/15/43 (Call 05/15/43)	725	755,295
6.50%, 11/15/53 (Call 05/15/53)	905	951,214
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
4.38%, 02/02/52 (Call 08/02/51)	715	495,907
6.50%, 12/01/52 (Call 06/01/52)	1,425	1,348,974
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 7.25%, 11/15/53 (Call 05/15/53)(a)(b)	880	904,941
Kellanova, 4.50%, 04/01/46	520	425,551
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	380	363,580
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	2,405	1,926,735
4.63%, 10/01/39 (Call 04/01/39)	285	246,399
4.88%, 10/01/49 (Call 04/01/49)	1,279	1,098,230
5.00%, 07/15/35 (Call 01/15/35)	286	272,733
5.00%, 06/04/42	1,270	1,134,301
5.20%, 07/15/45 (Call 01/15/45)	1,561	1,406,921
5.50%, 06/01/50 (Call 12/01/49)	750	702,342
6.50%, 02/09/40	608	639,248
6.88%, 01/26/39	735	800,625
7.13%, 08/01/39(a)	723	797,236
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	379	276,531
3.95%, 01/15/50 (Call 07/15/49)	789	592,801
4.45%, 02/01/47 (Call 08/01/46)	854	690,902
4.65%, 01/15/48 (Call 07/15/47)	520	433,322
5.00%, 04/15/42 (Call 10/15/41)	277	247,736
5.15%, 08/01/43 (Call 02/01/43)	374	335,156
5.40%, 07/15/40 (Call 01/15/40)(b)	355	335,181
5.40%, 01/15/49 (Call 07/15/48)	626	583,258
6.90%, 04/15/38(b)	288	313,858
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(a)	850	560,047
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	377	214,600
3.88%, 04/01/39 (Call 10/01/38)(a)	704	578,932
3.95%, 04/01/44 (Call 10/01/43)(a)	392	310,717
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	758	582,965
4.13%, 04/01/54 (Call 10/01/53)(a)	432	337,822
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	651	506,330
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)(b)	189	150,140
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	1,065	628,569
Nestle Capital Corp., 5.10%, 03/12/54 (Call 09/12/53)(a)(b)	640	597,265
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(a)	300	202,513
2.63%, 09/14/51 (Call 03/14/51)(a)	1,296	774,256
3.90%, 09/24/38 (Call 03/24/38)(a)	867	731,100
4.00%, 09/24/48 (Call 03/24/48)(a)	1,957	1,552,290
4.70%, 01/15/53 (Call 07/15/52)(a)(b)	865	767,233
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	831	528,906
3.30%, 02/15/50 (Call 08/15/49)(b)	584	389,566
4.45%, 03/15/48 (Call 09/15/47)	568	459,581
4.50%, 04/01/46 (Call 10/01/45)	376	308,707
4.85%, 10/01/45 (Call 04/01/45)	450	386,748
5.38%, 09/21/35	320	313,854
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.60%, 04/01/40 (Call 10/01/39)(b)	$215	$228,487
6.60%, 04/01/50 (Call 10/01/49)	1,029	1,117,027
Tesco PLC, 6.15%, 11/15/37(a)	325	312,359
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	551	435,006
4.88%, 08/15/34 (Call 02/15/34)(b)	433	401,003
5.10%, 09/28/48 (Call 03/28/48)	1,828	1,563,801
5.15%, 08/15/44 (Call 02/15/44)	487	422,657
		42,121,650
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)	390	306,992
5.50%, 11/02/47 (Call 05/02/47)	295	243,856
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	380	315,081
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	891	712,788
4.40%, 08/15/47 (Call 02/15/47)	629	502,938
4.80%, 06/15/44 (Call 12/15/43)	851	728,264
5.00%, 09/15/35 (Call 03/15/35)	156	146,892
5.15%, 05/15/46 (Call 11/15/45)	295	262,326
6.00%, 11/15/41 (Call 05/15/41)	648	639,173
7.30%, 11/15/39	269	299,894
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)(b)	1,018	1,027,901
		5,186,105
Gas — 0.9%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	200	181,056
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(b)	567	343,918
3.38%, 09/15/49 (Call 03/15/49)	440	301,126
4.13%, 10/15/44 (Call 04/15/44)	684	556,509
4.13%, 03/15/49 (Call 09/15/48)	392	307,868
4.15%, 01/15/43 (Call 07/15/42)(b)	472	390,643
4.30%, 10/01/48 (Call 04/01/48)	501	405,376
5.50%, 06/15/41 (Call 12/15/40)	335	326,944
5.75%, 10/15/52 (Call 04/15/52)	460	458,880
6.20%, 11/15/53 (Call 05/15/53)(b)	440	467,049
Boston Gas Co.
4.49%, 02/15/42(a)	430	340,831
6.12%, 07/20/53 (Call 01/20/53)(a)(b)	335	324,275
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	725	533,748
4.49%, 03/04/49 (Call 09/04/48)(a)	347	260,361
4.50%, 03/10/46 (Call 09/10/45)(a)(b)	337	258,775
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	206	158,309
5.85%, 01/15/41 (Call 07/15/40)(b)	366	364,435
6.63%, 11/01/37(b)	200	210,904
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)	379	325,210
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	642	379,827
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(a)(b)	394	251,102
5.82%, 04/01/41(a)	540	502,970
Korea Gas Corp., 6.25%, 01/20/42(a)	610	663,521
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	360	381,356
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	560	410,680
Security	Par (000)	Value
Gas (continued)
4.38%, 05/15/47 (Call 11/15/46)	$655	$517,773
4.80%, 02/15/44 (Call 08/15/43)	725	616,950
5.00%, 06/15/52 (Call 12/15/51)	449	388,237
5.25%, 02/15/43 (Call 08/15/42)(b)	504	455,816
5.65%, 02/01/45 (Call 08/01/44)	658	616,234
5.80%, 02/01/42 (Call 08/01/41)	284	264,274
5.95%, 06/15/41 (Call 12/15/40)	362	355,284
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(b)	292	240,301
4.66%, 02/01/44 (Call 08/01/43)	496	426,047
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)(b)	517	329,063
3.64%, 11/01/46 (Call 05/01/46)(b)	235	162,735
4.10%, 09/18/34 (Call 03/18/34)	95	82,224
4.65%, 08/01/43 (Call 02/01/43)	339	284,094
5.05%, 05/15/52 (Call 11/15/51)	285	244,701
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	415	314,965
4.45%, 03/15/44 (Call 09/15/43)	175	141,177
5.13%, 11/15/40	274	253,943
5.60%, 04/01/54 (Call 10/01/53)	540	512,778
5.75%, 06/01/53 (Call 12/01/52)	520	503,254
6.35%, 11/15/52 (Call 05/15/52)	538	565,453
Series KK, 5.75%, 11/15/35(b)	320	313,368
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	350	267,483
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	479	375,308
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	285	210,268
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	466	341,013
4.40%, 06/01/43 (Call 12/01/42)	507	404,603
4.40%, 05/30/47 (Call 11/30/46)	365	289,664
5.88%, 03/15/41 (Call 09/15/40)(b)	511	496,092
6.00%, 10/01/34	150	148,077
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	470	288,074
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	221	135,186
3.80%, 09/29/46 (Call 03/29/46)(b)	165	117,252
4.15%, 06/01/49 (Call 12/01/48)	292	215,384
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	225	181,956
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)(b)	250	163,245
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	300	210,589
Series K, 3.80%, 09/15/46 (Call 03/15/46)	301	216,370
		20,754,908
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	533	356,322
4.10%, 03/01/48 (Call 09/01/47)	168	134,847
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	804	448,744
4.85%, 11/15/48 (Call 05/15/48)	310	257,464
5.20%, 09/01/40	405	369,798
		1,567,175
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,504	1,426,655
4.75%, 04/15/43 (Call 10/15/42)	441	404,304
4.90%, 11/30/46 (Call 05/30/46)	3,001	2,753,157
5.30%, 05/27/40	695	685,803
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
6.00%, 04/01/39	$437	$461,860
6.15%, 11/30/37	592	630,642
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(a)	436	318,266
5.75%, 12/06/52 (Call 06/06/52)(a)	655	644,909
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	713	438,327
3.50%, 08/15/46 (Call 02/15/46)	188	128,104
4.50%, 06/15/43 (Call 12/15/42)	320	248,869
6.25%, 12/01/37(b)	230	229,517
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)(b)	449	403,094
4.70%, 03/01/49 (Call 09/01/48)	566	490,356
6.50%, 11/15/35	289	311,837
7.38%, 01/15/40(b)	300	343,286
Covidien International Finance SA, 6.55%, 10/15/37	195	209,605
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	1,031	611,268
2.80%, 12/10/51 (Call 06/10/51)	894	548,686
4.38%, 09/15/45 (Call 03/15/45)	320	274,038
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)(b)	856	657,077
3.40%, 11/15/49 (Call 05/15/49)	822	577,472
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	969	1,032,835
Koninklijke Philips NV
5.00%, 03/15/42	494	431,205
6.88%, 03/11/38(b)	659	699,982
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	80	65,991
4.38%, 03/15/35	1,777	1,634,259
4.63%, 03/15/45	1,690	1,501,490
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)(b)	199	132,598
Solventum Corp.
5.90%, 04/30/54 (Call 10/30/53)(a)	1,190	1,111,035
6.00%, 05/15/64 (Call 11/15/63)(a)	910	842,422
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)(b)	608	430,342
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(b)	395	252,701
4.10%, 04/01/43 (Call 10/01/42)	432	350,133
4.38%, 05/15/44 (Call 11/15/43)	393	331,341
4.63%, 03/15/46 (Call 09/15/45)	930	802,702
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	1,161	801,542
4.10%, 08/15/47 (Call 02/15/47)	833	667,969
5.30%, 02/01/44 (Call 08/01/43)	393	374,849
5.40%, 08/10/43 (Call 02/10/43)(b)	459	447,672
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	194	166,071
4.45%, 08/15/45 (Call 02/15/45)	279	235,265
5.75%, 11/30/39	355	343,786
		25,453,322
Health Care - Services — 4.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)(b)	182	113,235
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)(b)	230	161,590
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	248	174,305
Security	Par (000)	Value
Health Care - Services (continued)
4.27%, 08/15/48 (Call 02/15/48)	$228	$187,996
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	145	93,944
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	999	717,181
4.13%, 11/15/42 (Call 05/15/42)	481	371,396
4.50%, 05/15/42 (Call 11/15/41)(b)	549	451,863
4.75%, 03/15/44 (Call 09/15/43)	247	205,102
6.63%, 06/15/36	855	899,936
6.75%, 12/15/37	477	508,590
AHS Hospital Corp.
5.02%, 07/01/45	329	303,366
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	84	51,387
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(b)	240	150,662
4.81%, 11/15/45 (Call 05/15/45)(b)	275	240,020
Series 2019, 3.89%, 04/15/49 (Call 10/15/48)	186	139,406
Ascension Health
3.95%, 11/15/46	899	718,525
4.85%, 11/15/53	480	442,307
Series B, 3.11%, 11/15/39 (Call 05/15/39)	504	376,981
Banner Health
2.91%, 01/01/42 (Call 07/01/41)(b)	175	122,189
2.91%, 01/01/51 (Call 07/01/50)(b)	250	157,636
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(b)	273	183,490
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	160,945
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(b)	10	5,697
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(b)	235	162,920
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	241	185,126
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	305	244,494
4.19%, 11/15/45 (Call 05/15/45)	413	341,433
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)(b)	793	505,092
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	195	118,834
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	190	125,295
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	192	124,565
Children's Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	297	174,361
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	197	161,221
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	226	137,719
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	186	155,654
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	150	92,561
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	79	48,261
City of Hope
Series 2013, 5.62%, 11/15/43	337	322,368
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(b)	198	157,904
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	335	287,886
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)(b)	418	310,067
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.91%, 10/01/50 (Call 04/01/50)	$497	$365,408
4.19%, 10/01/49 (Call 04/01/49)	837	653,511
4.35%, 11/01/42	744	620,285
5.55%, 12/01/54 (Call 06/01/54)	250	238,571
6.46%, 11/01/52 (Call 05/01/52)(b)	215	235,635
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)(b)	139	88,669
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)(b)	199	143,305
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)(b)	289	200,919
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	219	165,291
Dignity Health
4.50%, 11/01/42	231	189,932
5.27%, 11/01/64	160	141,363
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)(b)	444	349,396
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	982	639,900
3.60%, 03/15/51 (Call 09/15/50)	1,084	761,982
3.70%, 09/15/49 (Call 03/15/49)	716	513,480
4.38%, 12/01/47 (Call 06/01/47)	1,228	990,909
4.55%, 03/01/48 (Call 09/01/47)	922	765,112
4.55%, 05/15/52 (Call 11/15/51)	756	622,543
4.63%, 05/15/42	806	697,232
4.65%, 01/15/43	760	654,429
4.65%, 08/15/44 (Call 02/15/44)	742	632,871
4.85%, 08/15/54 (Call 02/15/54)	142	116,912
5.10%, 01/15/44	535	484,791
5.13%, 02/15/53 (Call 08/15/52)	1,012	912,583
5.85%, 01/15/36	368	371,058
5.95%, 12/15/34(b)	373	380,247
6.10%, 10/15/52 (Call 04/15/52)(b)	719	735,976
6.38%, 06/15/37	396	412,796
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(b)	155	114,703
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	120	106,652
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)(b)	305	250,670
4.50%, 07/01/57 (Call 01/01/57)(b)	350	288,424
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	380	255,993
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	304	195,393
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	80	54,260
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	1,444	937,064
4.38%, 03/15/42 (Call 09/15/41)	545	435,448
4.63%, 03/15/52 (Call 09/15/51)	1,918	1,502,274
5.13%, 06/15/39 (Call 12/15/38)	831	748,165
5.25%, 06/15/49 (Call 12/15/48)	1,856	1,606,057
5.50%, 06/15/47 (Call 12/15/46)	1,292	1,161,481
5.90%, 06/01/53 (Call 12/01/52)	940	885,580
6.00%, 04/01/54 (Call 10/01/53)	1,365	1,300,886
6.10%, 04/01/64 (Call 10/01/63)	965	913,840
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	674	422,828
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(b)	262	199,519
Security	Par (000)	Value
Health Care - Services (continued)
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	$414	$303,952
4.63%, 12/01/42 (Call 06/01/42)	690	572,528
4.80%, 03/15/47 (Call 09/15/46)	388	321,790
4.95%, 10/01/44 (Call 04/01/44)	775	664,190
5.50%, 03/15/53 (Call 09/15/52)	825	752,130
5.75%, 04/15/54 (Call 10/15/53)	375	352,362
8.15%, 06/15/38	279	323,037
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	214	170,478
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	175	111,606
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(b)	180	143,464
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	240	171,832
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	189	136,061
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(b)	341	268,631
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,354	1,096,959
4.88%, 04/01/42(b)	569	520,779
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(b)	1,227	853,281
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	925	648,826
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,368	884,802
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	677	577,810
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	108,053
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	89	60,917
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	258,317
Mayo Clinic
3.77%, 11/15/43	120	96,146
Series 2013, 4.00%, 11/15/47(b)	100	80,471
Series 2016, 4.13%, 11/15/52(b)	253	206,201
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(b)	451	290,115
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	306	253,485
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	57,758
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	292	208,215
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(b)	155	123,828
5.00%, 07/01/42	411	385,683
Series 2015, 4.20%, 07/01/55	470	379,157
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	32,681
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	236	144,195
Montefiore Obligated Group
4.29%, 09/01/50	135	80,958
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	162	118,149
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(b)	199	148,417
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	194	149,269
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	483	347,739
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	309	201,100
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	196	112,246
MyMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	188	129,593
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Nationwide Children's Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	$197	$172,866
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	121,388
2.61%, 08/01/60 (Call 02/01/60)(b)	155	84,394
3.56%, 08/01/36	175	147,092
4.02%, 08/01/45	310	252,043
4.06%, 08/01/56	198	153,507
4.76%, 08/01/2116	180	144,634
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)(b)	250	173,029
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	559	397,473
3.98%, 11/01/46 (Call 11/01/45)	180	138,150
4.26%, 11/01/47 (Call 11/01/46)	669	523,022
6.15%, 11/01/43	295	294,134
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	194	120,127
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	515	378,681
3.17%, 11/01/51 (Call 05/01/51)(b)	647	423,491
3.32%, 11/01/61 (Call 05/01/61)(b)	327	204,891
4.37%, 11/01/43	245	204,315
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	54	32,446
NYU Langone Hospitals
5.75%, 07/01/43	80	81,391
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	430	287,163
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)(b)	195	181,029
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	200	139,493
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	177	119,059
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(b)	105	72,142
4.09%, 10/01/48 (Call 04/01/48)	190	149,143
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)(b)	266	223,419
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	415	264,775
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)(b)	326	201,469
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)(b)	120	81,221
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)(b)	205	185,283
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	750	430,400
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	399	304,822
Series I, 3.74%, 10/01/47(b)	255	190,919
Queen's Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	135	119,965
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	198	170,007
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	190	128,060
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	1,850	1,097,187
4.00%, 11/28/44 (Call 05/28/44)(a)	608	495,070
5.22%, 03/08/54 (Call 09/08/53)(a)	1,055	1,004,709
7.00%, 03/01/39(a)	685	783,314
Security	Par (000)	Value
Health Care - Services (continued)
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	$259	$188,180
3.95%, 07/01/46 (Call 07/01/45)	215	169,734
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(b)	448	276,874
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	195	123,834
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)(b)	196	115,591
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	195	174,719
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)(b)	167	108,517
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	349	266,272
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)(b)	208	145,139
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	10	9,892
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	198	158,351
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	106,361
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	390	267,747
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)(b)	170	95,734
4.33%, 11/15/55(b)	190	155,550
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	170	168,239
Trinity Health Corp.
4.13%, 12/01/45	168	138,451
Series 2019, 3.43%, 12/01/48(b)	218	162,531
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	286	196,469
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	110	100,932
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	875	612,877
2.90%, 05/15/50 (Call 11/15/49)	1,166	736,260
3.05%, 05/15/41 (Call 11/15/40)	1,107	801,003
3.13%, 05/15/60 (Call 11/15/59)	950	582,051
3.25%, 05/15/51 (Call 11/15/50)	1,665	1,118,886
3.50%, 08/15/39 (Call 02/15/39)	992	779,182
3.70%, 08/15/49 (Call 02/15/49)	1,195	879,280
3.75%, 10/15/47 (Call 04/15/47)	826	617,844
3.88%, 08/15/59 (Call 02/15/59)	1,265	918,627
3.95%, 10/15/42 (Call 04/15/42)	600	484,776
4.20%, 01/15/47 (Call 07/15/46)	700	565,774
4.25%, 03/15/43 (Call 09/15/42)	674	569,033
4.25%, 04/15/47 (Call 10/15/46)	663	541,253
4.25%, 06/15/48 (Call 12/15/47)	1,291	1,050,878
4.38%, 03/15/42 (Call 09/15/41)	431	369,357
4.45%, 12/15/48 (Call 06/15/48)	923	775,305
4.63%, 07/15/35	210	196,955
4.63%, 11/15/41 (Call 05/15/41)	513	454,115
4.75%, 07/15/45	1,844	1,640,634
4.75%, 05/15/52 (Call 11/15/51)	1,775	1,544,170
4.95%, 05/15/62 (Call 11/15/61)	957	835,207
5.05%, 04/15/53 (Call 10/15/52)	1,862	1,693,956
5.20%, 04/15/63 (Call 10/15/62)	1,550	1,411,911
5.38%, 04/15/54 (Call 10/15/53)	1,595	1,515,069
5.50%, 04/15/64 (Call 10/15/63)	1,000	948,923
5.70%, 10/15/40 (Call 04/15/40)	269	269,612
5.80%, 03/15/36	875	900,093
5.88%, 02/15/53 (Call 08/15/52)(b)	1,845	1,878,536
5.95%, 02/15/41 (Call 08/15/40)(b)	420	430,906
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.05%, 02/15/63 (Call 08/15/62)	$1,441	$1,490,948
6.50%, 06/15/37	555	600,033
6.63%, 11/15/37	595	649,004
6.88%, 02/15/38	1,095	1,225,417
UPMC, 5.38%, 05/15/43 (Call 11/15/42)	112	107,399
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	80	53,918
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	190	121,100
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)(b)	177	151,503
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	268	165,959
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	90	51,205
		91,448,863
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)(b)	450	449,230
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	832	577,162
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(a)	335	206,306
4.50%, 04/08/52 (Call 10/08/51)(a)	415	293,378
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	635	415,074
		1,941,150
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	195	161,493
6.00%, 01/15/43 (Call 10/15/42)	511	501,862
PulteGroup Inc., 6.00%, 02/15/35	200	200,970
		864,325
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)(b)	393	248,977
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(b)	286	222,250
4.60%, 05/15/50 (Call 11/15/49)(b)	491	377,715
5.15%, 03/01/43(b)	346	294,995
		1,143,937
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)(b)	214	163,927
5.00%, 06/15/52 (Call 12/15/51)	443	398,765
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	335	216,964
3.20%, 07/30/46 (Call 01/30/46)	478	330,890
3.70%, 06/01/43(b)	205	154,029
3.90%, 05/04/47 (Call 11/04/46)	227	175,262
5.30%, 03/01/41	405	389,946
6.63%, 08/01/37(b)	628	698,242
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)	430	330,573
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	554	441,443
4.75%, 10/15/46 (Call 04/16/46)(a)	865	727,059
4.80%, 09/01/40(a)	473	412,144
		4,439,244
Security	Par (000)	Value
Insurance — 5.0%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	$176	$133,629
4.75%, 01/15/49 (Call 07/15/48)(b)	454	392,809
6.45%, 08/15/40	269	284,292
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	1,490	1,056,774
4.50%, 03/16/46 (Call 09/16/45)(a)	535	459,892
4.88%, 03/11/44(a)	282	257,222
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	550	362,739
4.90%, 09/15/44 (Call 03/15/44)(b)	214	193,958
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	291	214,348
4.20%, 12/15/46 (Call 06/15/46)	682	531,970
4.50%, 06/15/43	525	440,638
5.55%, 05/09/35	636	632,711
5.95%, 04/01/36	475	486,166
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(d)	444	443,547
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	270	213,695
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	320	275,644
4.38%, 06/30/50 (Call 12/30/49)	1,139	924,097
4.50%, 07/16/44 (Call 01/16/44)	582	489,414
4.75%, 04/01/48 (Call 10/01/47)(b)	1,001	869,908
4.80%, 07/10/45 (Call 01/10/45)	616	540,812
6.25%, 05/01/36	550	562,733
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	247	140,868
Aon Corp., 6.25%, 09/30/40	292	302,194
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)(b)	639	383,466
3.90%, 02/28/52 (Call 08/28/51)	811	585,231
Aon Global Ltd.
4.25%, 12/12/42	276	218,587
4.45%, 05/24/43 (Call 02/24/43)	50	40,171
4.60%, 06/14/44 (Call 03/14/44)	450	374,062
4.75%, 05/15/45 (Call 11/15/44)	408	346,232
Aon North America Inc., 5.75%, 03/01/54 (Call 09/01/53)	1,985	1,918,959
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	365	320,371
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	921	637,924
7.35%, 05/01/34	15	16,509
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	445	401,769
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	405	242,698
3.50%, 05/20/51 (Call 11/20/50)	836	556,227
5.75%, 03/02/53 (Call 09/02/52)	488	461,346
5.75%, 07/15/54 (Call 01/15/54)	560	531,947
6.75%, 02/15/54 (Call 08/15/53)	550	592,242
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36), (1-mo. LIBOR US + 2.215%)(a)(b)(d)	295	260,713
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	300	202,879
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(b)	390	242,813
3.95%, 05/25/51 (Call 11/25/50)	391	274,842
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.25%, 04/01/54 (Call 10/01/53)	$1,100	$1,069,183
Augustar Life Insurance Co., 6.88%, 06/15/42(a)	240	214,352
AXA SA, 6.38%, (Call 12/14/36), (1-day SOFR + 2.256%)(a)(d)(e)	250	268,377
Axis Specialty Finance PLC, 5.15%, 04/01/45	129	109,003
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)(b)	756	448,187
2.85%, 10/15/50 (Call 04/15/50)(b)	1,736	1,091,820
3.85%, 03/15/52 (Call 09/15/51)	2,440	1,846,310
4.20%, 08/15/48 (Call 02/15/48)	1,936	1,608,059
4.25%, 01/15/49 (Call 07/15/48)	1,700	1,428,197
4.30%, 05/15/43	421	365,194
4.40%, 05/15/42	682	608,220
5.75%, 01/15/40	594	621,249
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	789	718,705
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	303	188,964
4.70%, 06/22/47 (Call 12/22/46)	921	700,364
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	475	392,971
Chubb Corp. (The)
6.00%, 05/11/37	790	818,454
Series 1, 6.50%, 05/15/38	593	643,279
Chubb INA Holdings LLC
2.85%, 12/15/51 (Call 06/15/51)	599	379,455
3.05%, 12/15/61 (Call 06/15/61)	824	509,334
4.15%, 03/13/43	479	397,698
4.35%, 11/03/45 (Call 05/03/45)	1,225	1,026,456
6.70%, 05/15/36	306	336,512
Cincinnati Financial Corp., 6.13%, 11/01/34(b)	520	537,745
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)	245	196,426
4.40%, 04/05/52 (Call 10/05/51)	1,248	957,519
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)(b)	542	339,405
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,340	1,159,932
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	833	502,500
3.50%, 10/15/50 (Call 04/15/50)	856	559,018
4.87%, 06/01/44	385	329,995
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 (Call 09/22/53)(a)	675	667,307
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(d)	303	250,940
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 3.231%)(a)(d)	232	167,281
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)(b)	280	170,598
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)(a)(b)	526	526,085
Global Atlantic Fin Co., 6.75%, 03/15/54 (Call 09/15/53)(a)	630	611,330
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	491	411,210
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	581	444,801
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	284	176,924
Security	Par (000)	Value
Insurance (continued)
4.85%, 01/24/77(a)	$468	$372,746
4.88%, 06/19/64(a)(b)	280	231,646
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)(b)	455	278,665
3.60%, 08/19/49 (Call 02/19/49)	808	573,975
4.30%, 04/15/43	284	232,333
4.40%, 03/15/48 (Call 09/15/47)	345	282,116
5.95%, 10/15/36	485	494,294
6.10%, 10/01/41	341	346,477
6.63%, 03/30/40	240	255,454
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)	370	260,910
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	370	245,146
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,275	907,181
3.95%, 05/15/60 (Call 11/15/59)(a)(b)	654	441,290
4.85%, 08/01/44(a)(b)	105	87,217
5.50%, 06/15/52 (Call 12/15/51)(a)	818	740,015
6.50%, 03/15/35(a)	315	302,086
6.50%, 05/01/42(a)(b)	332	318,165
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	210	225,549
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	376	277,211
4.38%, 06/15/50 (Call 12/15/49)	236	172,058
6.30%, 10/09/37	291	286,968
7.00%, 06/15/40	413	437,231
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	555	449,335
6.00%, 02/01/35(b)	411	424,962
Manulife Financial Corp., 5.38%, 03/04/46	644	598,186
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(a)	433	283,667
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)(b)	511	333,930
4.15%, 09/17/50 (Call 03/17/50)	455	340,441
4.30%, 11/01/47 (Call 05/01/47)	263	201,928
5.00%, 03/30/43	235	204,312
5.00%, 04/05/46	436	377,091
5.00%, 05/20/49 (Call 11/20/48)	528	456,334
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)(b)	375	228,113
4.20%, 03/01/48 (Call 09/01/47)	414	328,282
4.35%, 01/30/47 (Call 07/30/46)	589	482,543
4.75%, 03/15/39 (Call 09/15/38)	110	99,928
4.90%, 03/15/49 (Call 09/15/48)	1,361	1,199,148
5.45%, 03/15/53 (Call 09/15/52)	530	502,046
5.45%, 03/15/54 (Call 09/15/53)	560	534,499
5.70%, 09/15/53 (Call 03/15/53)	862	850,583
6.25%, 11/01/52 (Call 05/01/52)	490	516,057
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	540	314,504
3.38%, 04/15/50(a)(b)	744	488,942
3.73%, 10/15/70(a)	621	389,764
4.50%, 04/15/65(a)	276	201,750
4.90%, 04/01/77(a)	426	335,530
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(a)(b)(d)	690	585,922
5.38%, 12/01/41(a)(b)	351	306,706
5.67%, 12/01/52 (Call 06/01/52)(a)	366	346,613
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	$655	$692,934
MetLife Inc.
4.05%, 03/01/45	1,038	817,178
4.13%, 08/13/42	687	554,814
4.60%, 05/13/46 (Call 11/13/45)	707	603,681
4.72%, 12/15/44	352	302,444
4.88%, 11/13/43	862	765,495
5.00%, 07/15/52 (Call 01/15/52)(b)	1,020	909,549
5.25%, 01/15/54 (Call 07/15/53)(b)	893	830,594
5.70%, 06/15/35	1,027	1,035,685
5.88%, 02/06/41	671	672,099
6.38%, 06/15/34	667	707,451
6.40%, 12/15/66 (Call 12/15/31)	1,093	1,088,059
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	395	454,331
10.75%, 08/01/69 (Call 08/01/34)	486	642,143
Mutual of Omaha Insurance Co.
6.14%, 01/16/64 (Call 10/16/53), (10-year CMT + 2.950%)(a)(d)	230	219,003
6.80%, 06/15/36(a)	93	94,031
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(d)	205	166,043
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	965	705,025
5.30%, 11/18/44(a)(b)	137	119,491
6.75%, 05/15/87	215	213,063
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	1,275	945,938
4.95%, 04/22/44(a)(b)	329	272,984
9.38%, 08/15/39(a)	673	834,518
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	1,118	809,084
4.45%, 05/15/69 (Call 11/15/68)(a)	760	580,695
6.75%, 11/15/39(a)	919	997,570
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	907	613,141
3.63%, 09/30/59 (Call 03/30/59)(a)	1,238	809,006
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	989	736,596
6.06%, 03/30/40(a)	1,181	1,194,714
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	577	397,747
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)	226	149,044
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(d)	555	418,319
9.25%, 06/15/39(a)(b)	335	432,019
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	684	453,576
5.13%, 01/30/43(a)	419	377,461
5.40%, 09/15/52 (Call 03/15/52)(a)	605	554,792
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	335	207,653
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	328	290,532
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(b)	280	222,771
4.35%, 05/15/43(b)	351	291,281
4.63%, 09/15/42	321	276,431
5.50%, 03/15/53 (Call 09/15/52)	220	204,703
Security	Par (000)	Value
Insurance (continued)
6.05%, 10/15/36	$636	$650,385
Progressive Corp. (The)
3.70%, 01/26/45	379	290,032
3.70%, 03/15/52 (Call 09/15/51)	480	351,752
3.95%, 03/26/50 (Call 09/26/49)	503	387,569
4.13%, 04/15/47 (Call 10/15/46)	658	528,556
4.20%, 03/15/48 (Call 09/15/47)	615	500,865
4.35%, 04/25/44	419	353,357
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	372	268,301
3.70%, 03/13/51 (Call 09/13/50)	1,505	1,078,975
3.91%, 12/07/47 (Call 06/07/47)	690	515,072
3.94%, 12/07/49 (Call 06/07/49)	994	738,003
4.35%, 02/25/50 (Call 08/25/49)	905	722,959
4.42%, 03/27/48 (Call 09/27/47)	450	366,077
4.60%, 05/15/44	743	630,327
5.70%, 12/14/36	802	810,671
6.63%, 12/01/37	393	426,160
6.63%, 06/21/40	274	296,729
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	210	167,757
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(b)	177	158,465
Sompo International Holdings Ltd., 7.00%, 07/15/34	90	96,359
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)(b)	1,622	1,074,579
4.27%, 05/15/47 (Call 11/15/46)(a)	1,795	1,402,378
4.90%, 09/15/44(a)	1,366	1,184,781
6.85%, 12/16/39(a)	975	1,058,636
Transatlantic Holdings Inc., 8.00%, 11/30/39	397	490,548
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(b)	505	297,333
3.05%, 06/08/51 (Call 12/08/50)	795	516,637
3.75%, 05/15/46 (Call 11/15/45)	552	419,590
4.00%, 05/30/47 (Call 11/30/46)	612	482,080
4.05%, 03/07/48 (Call 09/07/47)	400	316,357
4.10%, 03/04/49 (Call 09/04/48)	469	375,239
4.30%, 08/25/45 (Call 02/25/45)	356	295,199
4.60%, 08/01/43	510	448,369
5.35%, 11/01/40	845	819,857
5.45%, 05/25/53 (Call 11/25/52)(b)	710	694,581
6.25%, 06/15/37	800	845,217
6.75%, 06/20/36	507	558,425
Trinity Acquisition PLC, 6.13%, 08/15/43	349	329,666
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	500	356,728
4.50%, 12/15/49 (Call 06/15/49)	405	309,763
5.75%, 08/15/42(b)	430	404,484
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	259	146,962
3.55%, 03/30/52 (Call 09/30/51)	342	227,175
4.00%, 05/12/50 (Call 11/12/49)	362	266,185
4.75%, 08/01/44	223	189,076
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	330	208,077
5.15%, 01/15/49 (Call 07/15/48)(a)	250	213,491
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)(b)	475	336,947
5.05%, 09/15/48 (Call 03/15/48)	246	214,044
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.90%, 03/05/54 (Call 09/05/53)	$700	$671,261
WR Berkley Corp., 6.25%, 02/15/37(b)	245	245,593
XL Group Ltd., 5.25%, 12/15/43	355	321,797
		110,491,370
Internet — 1.8%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)(b)	923	613,440
3.15%, 02/09/51 (Call 08/09/50)	1,460	913,970
3.25%, 02/09/61 (Call 08/09/60)	995	593,725
4.00%, 12/06/37 (Call 06/06/37)	837	696,009
4.20%, 12/06/47 (Call 06/06/47)(b)	1,497	1,165,014
4.40%, 12/06/57 (Call 06/06/57)	814	626,253
4.50%, 11/28/34 (Call 05/28/34)(b)	626	570,020
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)(b)	983	625,704
2.05%, 08/15/50 (Call 02/15/50)	2,402	1,340,439
2.25%, 08/15/60 (Call 02/15/60)(b)	1,662	899,186
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	2,402	1,422,575
2.70%, 06/03/60 (Call 12/03/59)	1,699	973,073
2.88%, 05/12/41 (Call 11/12/40)	1,787	1,287,011
3.10%, 05/12/51 (Call 11/12/50)	2,976	1,992,797
3.25%, 05/12/61 (Call 11/12/60)	1,649	1,073,252
3.88%, 08/22/37 (Call 02/22/37)	2,266	1,948,988
3.95%, 04/13/52 (Call 10/13/51)(b)	2,269	1,786,106
4.05%, 08/22/47 (Call 02/22/47)	3,052	2,493,061
4.10%, 04/13/62 (Call 10/13/61)(b)	1,079	843,338
4.25%, 08/22/57 (Call 02/22/57)	2,016	1,639,200
4.80%, 12/05/34 (Call 06/05/34)	1,039	1,014,485
4.95%, 12/05/44 (Call 06/05/44)	1,303	1,234,024
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	545	382,875
4.00%, 07/15/42 (Call 01/15/42)	650	507,040
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	203	152,328
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	2,439	2,030,558
4.65%, 08/15/62 (Call 02/15/62)	1,439	1,197,044
5.60%, 05/15/53 (Call 11/15/52)	2,217	2,198,683
5.75%, 05/15/63 (Call 11/15/62)	1,442	1,437,009
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(a)	1,510	920,671
4.03%, 08/03/50 (Call 02/03/50)(a)	1,217	768,497
4.99%, 01/19/52 (Call 07/19/51)(a)	642	466,988
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(a)(b)	1,542	987,709
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	648	393,006
3.68%, 04/22/41 (Call 10/22/40)(a)	707	538,722
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,465	1,047,293
3.93%, 01/19/38 (Call 07/19/37)(a)	845	696,119
3.94%, 04/22/61 (Call 10/22/60)(a)	590	410,235
4.53%, 04/11/49 (Call 10/11/48)(a)	444	362,564
		40,249,011
Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	433	438,164
7.00%, 10/15/39	545	576,697
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	496	298,245
3.85%, 04/01/52 (Call 09/01/51)	516	384,361
4.40%, 05/01/48 (Call 11/01/47)	161	134,358
Security	Par (000)	Value
Iron & Steel (continued)
5.20%, 08/01/43 (Call 02/01/43)(b)	$282	$264,603
6.40%, 12/01/37(b)	495	524,400
Reliance Inc., 6.85%, 11/15/36	270	286,289
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)(b)	327	208,017
Vale Overseas Ltd.
6.88%, 11/21/36	1,167	1,196,069
6.88%, 11/10/39(b)	968	995,148
Vale SA, 5.63%, 09/11/42	416	392,596
		5,698,947
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)(b)	270	206,547
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(b)	209	166,930
		373,477
Lodging — 0.0%
Marriott International Inc./MD, 4.50%, 10/01/34 (Call 04/01/34)(b)	320	284,715
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	491	427,771
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	1,098	765,656
3.25%, 04/09/50 (Call 10/09/49)	1,119	783,291
3.80%, 08/15/42	1,423	1,138,600
4.30%, 05/15/44 (Call 11/15/43)	521	448,498
4.75%, 05/15/64 (Call 11/15/63)(b)	352	307,333
5.20%, 05/27/41	731	701,893
5.30%, 09/15/35(b)	282	285,982
6.05%, 08/15/36	503	532,563
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	373	243,902
3.75%, 04/15/50 (Call 10/15/49)(b)	791	614,351
3.90%, 06/09/42 (Call 12/09/41)	1,145	939,861
Dover Corp.
5.38%, 10/15/35	370	366,416
5.38%, 03/01/41 (Call 12/01/40)(b)	337	320,023
6.60%, 03/15/38	276	293,521
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	835	606,873
3.36%, 02/15/50 (Call 08/15/49)	795	542,333
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	340	188,711
4.20%, 03/01/49 (Call 09/01/48)(b)	514	417,251
6.25%, 12/01/37(b)	260	269,915
Xylem Inc./New York, 4.38%, 11/01/46 (Call 05/01/46)(b)	205	166,654
		10,361,398
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	423	278,255
3.25%, 08/26/49 (Call 02/26/49)(b)	1,007	669,333
3.63%, 10/15/47 (Call 04/15/47)	446	316,062
3.70%, 04/15/50 (Call 10/15/49)(b)	558	397,562
3.88%, 06/15/44	370	278,720
4.00%, 09/14/48 (Call 03/14/48)(b)	1,050	807,911
5.70%, 03/15/37(b)	536	546,803
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	185	143,445
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.15%, 11/02/42	$920	$767,674
4.70%, 08/23/52 (Call 02/23/52)	622	549,565
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	1,129	916,149
4.88%, 09/15/41 (Call 03/15/41)	540	500,258
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	914	703,301
4.10%, 03/01/47 (Call 09/01/46)	399	310,416
4.20%, 11/21/34 (Call 05/21/34)	482	433,285
4.45%, 11/21/44 (Call 05/21/44)	342	285,577
6.25%, 05/15/38	290	301,202
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	876	629,496
3.30%, 09/15/46(a)(b)	1,218	875,713
4.20%, 03/16/47(a)	995	829,472
4.40%, 05/27/45(a)	1,743	1,508,697
		12,048,896
Media — 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)(b)	971	621,249
3.50%, 03/01/42 (Call 09/01/41)	906	573,082
3.70%, 04/01/51 (Call 10/01/50)	1,834	1,073,106
3.85%, 04/01/61 (Call 10/01/60)(b)	1,980	1,106,297
3.90%, 06/01/52 (Call 12/01/51)(b)	2,293	1,379,003
3.95%, 06/30/62 (Call 12/30/61)	1,431	812,462
4.40%, 12/01/61 (Call 06/01/61)	1,552	960,771
4.80%, 03/01/50 (Call 09/01/49)	2,469	1,727,458
5.13%, 07/01/49 (Call 01/01/49)	961	704,091
5.25%, 04/01/53 (Call 10/01/52)(b)	1,332	999,870
5.38%, 04/01/38 (Call 10/01/37)	412	341,339
5.38%, 05/01/47 (Call 11/01/46)	2,107	1,610,774
5.50%, 04/01/63 (Call 10/01/62)	1,035	769,525
5.75%, 04/01/48 (Call 10/01/47)	2,026	1,632,856
6.38%, 10/23/35 (Call 04/23/35)	1,578	1,491,052
6.48%, 10/23/45 (Call 04/23/45)	3,015	2,669,136
6.83%, 10/23/55 (Call 04/23/55)	680	620,780
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	1,562	851,580
2.65%, 08/15/62 (Call 02/15/62)	1,152	604,779
2.80%, 01/15/51 (Call 07/15/50)	1,789	1,066,971
2.89%, 11/01/51 (Call 05/01/51)(b)	4,300	2,600,510
2.94%, 11/01/56 (Call 05/01/56)	5,257	3,067,787
2.99%, 11/01/63 (Call 05/01/63)	3,379	1,922,178
3.20%, 07/15/36 (Call 01/15/36)	882	693,594
3.25%, 11/01/39 (Call 05/01/39)	1,365	1,011,467
3.40%, 07/15/46 (Call 01/15/46)	1,509	1,057,678
3.45%, 02/01/50 (Call 08/01/49)(b)	1,617	1,110,702
3.75%, 04/01/40 (Call 10/01/39)	1,408	1,115,797
3.90%, 03/01/38 (Call 09/01/37)	1,197	991,807
3.97%, 11/01/47 (Call 05/01/47)	1,472	1,116,084
4.00%, 08/15/47 (Call 02/15/47)	870	663,895
4.00%, 03/01/48 (Call 09/01/47)	915	700,134
4.00%, 11/01/49 (Call 05/01/49)	1,811	1,373,701
4.05%, 11/01/52 (Call 05/01/52)	961	725,389
4.20%, 08/15/34 (Call 02/15/34)	725	649,999
4.40%, 08/15/35 (Call 02/15/35)	731	658,826
4.60%, 10/15/38 (Call 04/15/38)	992	883,721
4.60%, 08/15/45 (Call 02/15/45)	615	520,384
4.65%, 07/15/42	586	508,091
4.70%, 10/15/48 (Call 04/15/48)	1,938	1,672,667
Security	Par (000)	Value
Media (continued)
4.75%, 03/01/44(b)	$440	$385,549
4.95%, 10/15/58 (Call 04/15/58)(b)	874	760,566
5.35%, 05/15/53 (Call 11/15/52)	1,445	1,343,225
5.50%, 05/15/64 (Call 11/15/63)	1,162	1,082,482
5.65%, 06/15/35	671	671,297
6.40%, 03/01/40(b)	180	189,430
6.45%, 03/15/37	545	576,784
6.50%, 11/15/35	537	573,147
6.55%, 07/01/39	285	303,602
6.95%, 08/15/37	343	377,258
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)(b)	580	334,233
3.60%, 06/15/51 (Call 12/15/50)(a)	552	364,412
4.50%, 06/30/43 (Call 12/30/42)(a)	386	303,007
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	335	259,236
4.70%, 12/15/42(a)	301	241,573
4.80%, 02/01/35 (Call 08/01/34)(a)	249	222,876
5.80%, 12/15/53 (Call 06/15/53)(a)	725	675,605
8.38%, 03/01/39(a)	370	425,133
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	1,572	985,936
4.65%, 05/15/50 (Call 11/15/49)(b)	950	688,651
4.88%, 04/01/43	453	349,980
4.95%, 05/15/42	326	245,641
5.00%, 09/20/37 (Call 03/20/37)	420	353,115
5.20%, 09/20/47 (Call 03/20/47)	1,101	866,463
5.30%, 05/15/49 (Call 11/15/48)	605	475,961
6.35%, 06/01/40(b)	622	589,272
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	931	852,690
5.58%, 01/25/49 (Call 07/25/48)(b)	1,378	1,223,361
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	318	254,497
5.25%, 05/24/49 (Call 11/24/48)(b)	205	169,708
6.13%, 01/31/46 (Call 07/31/45)(b)	471	434,381
6.63%, 01/15/40(b)	1,212	1,173,461
NBCUniversal Media LLC
4.45%, 01/15/43	710	597,274
5.95%, 04/01/41(b)	451	453,950
6.40%, 04/30/40(b)	315	332,902
Paramount Global
4.38%, 03/15/43	1,253	830,069
4.60%, 01/15/45 (Call 07/15/44)(b)	536	359,143
4.85%, 07/01/42 (Call 01/01/42)	427	305,694
4.90%, 08/15/44 (Call 02/15/44)(b)	475	332,689
4.95%, 05/19/50 (Call 11/19/49)	889	620,521
5.25%, 04/01/44 (Call 10/01/43)	275	198,153
5.85%, 09/01/43 (Call 03/01/43)	1,096	867,614
5.90%, 10/15/40 (Call 04/15/40)(b)	280	228,476
6.88%, 04/30/36(b)	863	802,380
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	438	463,765
Thomson Reuters Corp.
5.50%, 08/15/35	373	366,884
5.65%, 11/23/43 (Call 05/23/43)	190	178,505
5.85%, 04/15/40(b)	375	371,483
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,193	839,509
5.50%, 09/01/41 (Call 03/01/41)	1,192	948,855
5.88%, 11/15/40 (Call 05/15/40)	1,108	915,927
6.55%, 05/01/37	1,277	1,160,790
6.75%, 06/15/39	1,437	1,316,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
7.30%, 07/01/38	$1,202	$1,168,259
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	628	414,323
3.70%, 12/01/42	442	344,582
4.13%, 06/01/44	1,072	875,138
4.38%, 08/16/41(b)	365	311,036
Series E, 4.13%, 12/01/41	530	438,957
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,982	1,228,636
3.50%, 05/13/40 (Call 11/13/39)	1,608	1,252,346
3.60%, 01/13/51 (Call 07/13/50)	2,330	1,692,252
3.80%, 05/13/60 (Call 11/13/59)	688	498,367
4.63%, 03/23/40 (Call 09/23/39)(b)	586	531,741
4.70%, 03/23/50 (Call 09/23/49)(b)	1,591	1,408,412
4.75%, 09/15/44 (Call 03/15/44)	617	548,215
4.75%, 11/15/46 (Call 05/15/46)	435	380,728
4.95%, 10/15/45 (Call 04/15/45)	346	313,335
5.40%, 10/01/43	740	715,637
6.15%, 03/01/37	340	356,439
6.15%, 02/15/41	583	609,863
6.20%, 12/15/34(b)	737	786,126
6.40%, 12/15/35	1,038	1,115,252
6.65%, 11/15/37	1,057	1,165,467
7.75%, 12/01/45(b)	280	351,356
		91,410,483
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	391	313,656
4.20%, 06/15/35 (Call 12/15/34)	168	151,879
4.38%, 06/15/45 (Call 12/15/44)	223	188,263
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	295	248,064
5.25%, 10/01/54 (Call 04/01/54)(b)	221	186,718
		1,088,580
Mining — 1.6%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)	487	353,193
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	728	598,064
Barrick Gold Corp.
5.25%, 04/01/42	205	191,307
6.45%, 10/15/35	376	393,748
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	560	577,890
Barrick North America Finance LLC
5.70%, 05/30/41	850	832,270
5.75%, 05/01/43	849	834,064
7.50%, 09/15/38	320	358,330
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	750	743,177
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	856	706,907
5.00%, 09/30/43	2,309	2,105,446
5.50%, 09/08/53 (Call 03/08/53)	703	679,622
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(a)	523	306,756
3.70%, 01/30/50 (Call 07/30/49)(a)	2,503	1,626,445
4.25%, 07/17/42(a)(b)	630	476,216
4.38%, 02/05/49 (Call 08/05/48)(a)	1,416	1,046,336
4.50%, 08/01/47 (Call 02/01/47)(a)(b)	1,202	908,051
4.88%, 11/04/44(a)(b)	1,075	866,331
Security	Par (000)	Value
Mining (continued)
5.63%, 09/21/35(a)	$64	$60,862
5.63%, 10/18/43(a)	983	879,467
6.15%, 10/24/36(a)(b)	513	502,225
6.30%, 09/08/53 (Call 03/08/53)(a)	1,045	994,047
6.44%, 01/26/36 (Call 10/26/35)(a)	515	514,794
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(a)(b)	835	782,215
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	603	581,513
5.45%, 03/15/43 (Call 09/15/42)	1,792	1,642,623
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)(b)	520	379,635
Glencore Canada Corp., 6.20%, 06/15/35	330	330,440
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	375	344,342
6.00%, 11/15/41(a)(b)	513	489,828
6.90%, 11/15/37(a)	523	547,838
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)	430	274,221
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	374	261,065
5.89%, 04/04/54 (Call 10/04/53)(a)	50	47,332
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)	390	345,588
6.76%, 11/15/48(a)(b)	264	265,018
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(a)	453	345,634
5.65%, 09/12/49 (Call 03/12/49)(a)	305	265,515
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)(b)	255	262,246
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	847	630,758
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	1,002	897,945
5.45%, 06/09/44 (Call 12/09/43)	290	272,753
5.88%, 04/01/35(b)	280	283,158
6.25%, 10/01/39	813	842,910
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	407	318,645
5.75%, 11/15/41 (Call 08/15/41)(a)	502	493,293
Rio Tinto Alcan Inc., 5.75%, 06/01/35	389	393,635
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	1,080	654,108
5.20%, 11/02/40	1,038	988,979
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	654	540,064
4.75%, 03/22/42 (Call 09/22/41)	418	376,255
5.13%, 03/09/53 (Call 09/09/52)	988	908,917
Southern Copper Corp.
5.25%, 11/08/42	993	905,600
5.88%, 04/23/45	1,276	1,237,296
6.75%, 04/16/40(b)	1,087	1,172,046
7.50%, 07/27/35	1,045	1,183,518
		35,820,481
Oil & Gas — 5.8%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	448	344,816
5.10%, 09/01/40 (Call 03/01/40)(b)	1,275	1,061,212
5.25%, 02/01/42 (Call 08/01/41)(b)	370	307,535
5.35%, 07/01/49 (Call 01/01/49)	427	347,275
6.00%, 01/15/37	158	153,310
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BG Energy Capital PLC, 5.13%, 10/15/41(a)	$907	$816,530
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	1,580	957,175
2.94%, 06/04/51 (Call 12/04/50)(b)	2,237	1,401,300
3.00%, 02/24/50 (Call 08/24/49)	1,930	1,238,333
3.00%, 03/17/52 (Call 09/17/51)(b)	1,110	701,389
3.06%, 06/17/41 (Call 12/17/40)	1,280	919,657
3.07%, 03/30/50 (Call 09/30/49)	50	45,868
3.38%, 02/08/61 (Call 08/08/60)	1,819	1,177,416
Burlington Resources LLC, 5.95%, 10/15/36	434	445,120
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(b)	685	585,060
5.85%, 02/01/35	241	235,460
6.25%, 03/15/38(b)	1,044	1,052,309
6.50%, 02/15/37	492	503,996
6.75%, 02/01/39	395	410,395
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(b)	746	516,634
5.25%, 06/15/37 (Call 12/15/36)	252	230,227
5.40%, 06/15/47 (Call 12/15/46)	474	423,465
6.75%, 11/15/39	609	641,308
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	399	294,648
3.08%, 05/11/50 (Call 11/11/49)(b)	1,034	689,595
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	1,028	583,466
5.25%, 11/15/43 (Call 05/15/43)(b)	126	122,686
6.00%, 03/01/41 (Call 09/01/40)	330	348,235
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	500	513,912
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	236,307
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)(b)	470	330,825
4.25%, 05/09/43	220	187,986
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	605	562,437
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	391,069
CNOOC Petroleum North America ULC
5.88%, 03/10/35	122	127,661
6.40%, 05/15/37	1,055	1,149,519
7.50%, 07/30/39(b)	410	492,465
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	420	440,876
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	302	235,829
3.80%, 03/15/52 (Call 09/15/51)	1,124	826,140
4.03%, 03/15/62 (Call 09/15/61)	1,615	1,189,472
4.30%, 11/15/44 (Call 05/15/44)	764	635,804
4.88%, 10/01/47 (Call 04/01/47)(b)	259	231,418
5.30%, 05/15/53 (Call 11/15/52)	1,186	1,109,565
5.55%, 03/15/54 (Call 09/15/53)(b)	1,034	999,029
5.70%, 09/15/63 (Call 03/15/63)	640	628,158
5.90%, 05/15/38	195	198,599
5.95%, 03/15/46 (Call 09/15/45)(b)	315	320,126
6.50%, 02/01/39	1,345	1,460,386
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)(b)	585	471,909
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	728	605,528
5.00%, 06/15/45 (Call 12/15/44)	592	500,624
5.60%, 07/15/41 (Call 01/15/41)	993	918,359
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	$808	$620,427
4.40%, 03/24/51 (Call 09/24/50)	623	492,134
5.75%, 04/18/54 (Call 10/18/53)	1,070	1,021,485
5.90%, 04/18/64 (Call 10/18/63)	755	718,211
6.25%, 03/15/53 (Call 09/15/52)(b)	612	625,588
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	466	340,113
Eni SpA, 5.70%, 10/01/40(a)	410	384,668
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	217	190,937
4.95%, 04/15/50 (Call 10/15/49)	648	585,932
5.10%, 01/15/36 (Call 07/15/35)(b)	190	180,312
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	914	625,201
3.63%, 04/06/40 (Call 10/06/39)	368	293,428
3.70%, 04/06/50 (Call 10/06/49)(b)	1,074	795,493
3.95%, 05/15/43	709	572,523
4.25%, 11/23/41	565	481,980
4.80%, 11/08/43	651	588,887
5.10%, 08/17/40	573	546,539
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	653	484,743
3.10%, 08/16/49 (Call 02/16/49)	1,642	1,094,805
3.45%, 04/15/51 (Call 10/15/50)	2,410	1,703,705
3.57%, 03/06/45 (Call 09/06/44)	1,163	871,603
4.11%, 03/01/46 (Call 09/01/45)	2,081	1,696,671
4.23%, 03/19/40 (Call 09/19/39)	1,818	1,581,728
4.33%, 03/19/50 (Call 09/19/49)	2,414	2,003,991
Hess Corp.
5.60%, 02/15/41	1,107	1,076,984
5.80%, 04/01/47 (Call 10/01/46)	714	699,060
6.00%, 01/15/40	674	676,657
KazMunayGas National Co. JSC
5.75%, 04/19/47(a)	1,085	896,021
6.38%, 10/24/48(a)	1,430	1,270,306
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	477	407,490
6.60%, 10/01/37	658	669,989
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	431	342,610
4.75%, 09/15/44 (Call 03/15/44)	800	671,526
5.00%, 09/15/54 (Call 03/15/54)(b)	383	321,391
5.85%, 12/15/45 (Call 06/15/45)	284	272,708
6.50%, 03/01/41 (Call 09/01/40)	1,068	1,107,690
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	711	734,629
Occidental Petroleum Corp.
0.00%, 10/10/36 (Call 10/10/24)(b)(f)	1,105	596,312
4.10%, 02/15/47 (Call 08/15/46)	351	248,219
4.20%, 03/15/48 (Call 09/15/47)	350	258,080
4.40%, 04/15/46 (Call 10/15/45)(b)	435	336,058
4.40%, 08/15/49 (Call 02/15/49)	309	222,367
4.63%, 06/15/45 (Call 12/15/44)(b)	411	316,265
6.20%, 03/15/40	300	296,895
6.45%, 09/15/36	1,414	1,459,237
6.60%, 03/15/46 (Call 09/15/45)(b)	1,139	1,172,756
7.95%, 06/15/39(b)	195	220,761
Ovintiv Inc.
6.50%, 08/15/34	430	441,971
6.50%, 02/01/38(b)	428	429,197
6.63%, 08/15/37	363	366,051
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.10%, 07/15/53 (Call 01/15/53)	$399	$430,913
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)	515	360,269
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	840	617,042
4.70%, 07/30/49(a)(b)	631	504,432
5.63%, 05/20/43(a)	1,095	1,013,354
6.00%, 05/03/42(a)	972	934,380
6.45%, 05/30/44(a)	1,311	1,317,325
6.50%, 05/27/41(a)	455	465,606
6.50%, 11/07/48(a)	619	629,509
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(a)(b)	1,525	967,604
4.50%, 03/18/45(a)	1,227	1,025,410
4.55%, 04/21/50 (Call 10/21/49)(a)	2,664	2,213,083
4.80%, 04/21/60 (Call 10/21/59)(a)	838	700,418
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)(b)	1,050	681,039
4.65%, 11/15/34 (Call 05/15/34)	1,007	921,347
4.88%, 11/15/44 (Call 05/15/44)	1,530	1,346,629
5.88%, 05/01/42	1,374	1,372,078
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	384	322,776
4.90%, 10/01/46 (Call 04/01/46)	589	510,130
5.65%, 06/15/54 (Call 12/15/53)	485	461,941
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	655	475,361
6.35%, 06/12/42(a)	315	333,548
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(a)	3,357	2,397,207
3.30%, 07/12/51 (Call 01/12/51)(a)(b)	3,493	2,321,259
Raizen Fuels Finance SA, 6.95%, 03/05/54 (Call 09/05/53)(a)	375	365,037
Reliance Industries Ltd.
3.63%, 01/12/52(a)	1,597	1,078,496
3.75%, 01/12/62(a)	1,066	704,209
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(a)	2,216	1,419,570
3.50%, 11/24/70 (Call 05/24/70)(a)	2,015	1,243,860
4.25%, 04/16/39(a)	2,463	2,074,935
4.38%, 04/16/49(a)	2,173	1,717,292
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	490	343,333
3.00%, 11/26/51 (Call 05/26/51)	940	596,461
3.13%, 11/07/49 (Call 05/07/49)	1,207	802,942
3.25%, 04/06/50 (Call 10/06/49)(b)	1,776	1,205,511
3.63%, 08/21/42(b)	473	367,500
3.75%, 09/12/46	1,174	891,442
4.00%, 05/10/46	2,058	1,628,117
4.13%, 05/11/35	1,472	1,323,244
4.38%, 05/11/45	2,630	2,205,151
4.55%, 08/12/43(b)	1,222	1,067,268
5.50%, 03/25/40	938	934,181
6.38%, 12/15/38	2,461	2,659,624
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	380	325,264
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	693	644,598
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	465	460,450
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	790	656,217
Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(a)	$410	$345,873
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	405	326,980
4.25%, 04/12/47(a)	350	294,061
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51 (Call 07/08/50)(a)	425	283,924
3.35%, 05/13/50 (Call 11/13/49)(a)	340	240,485
3.44%, 11/12/49 (Call 05/12/49)(a)	395	284,847
3.68%, 08/08/49 (Call 02/08/49)(a)	510	384,501
4.60%, 09/12/48(a)(b)	503	443,698
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(b)	752	522,105
4.00%, 11/15/47 (Call 05/15/47)	701	511,928
5.95%, 12/01/34(b)	580	585,466
6.50%, 06/15/38	1,026	1,052,109
6.80%, 05/15/38	883	926,521
6.85%, 06/01/39	615	645,840
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	616	408,349
3.75%, 06/18/50(a)	390	273,007
5.38%, 11/20/48(a)	405	363,670
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	494	352,423
3.13%, 05/29/50 (Call 11/29/49)(b)	2,328	1,554,007
3.39%, 06/29/60 (Call 12/29/59)	766	503,404
3.46%, 07/12/49 (Call 01/12/49)	835	593,407
TotalEnergies Capital SA
5.49%, 04/05/54 (Call 10/05/53)	750	729,767
5.64%, 04/05/64 (Call 10/05/63)	700	683,561
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	1,006	683,341
4.00%, 06/01/52 (Call 12/01/51)(b)	470	338,894
4.90%, 03/15/45(b)	526	461,025
6.63%, 06/15/37	1,253	1,323,005
XTO Energy Inc., 6.75%, 08/01/37(b)	280	307,080
		127,791,397
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,054	989,823
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,104	861,061
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	482	408,627
4.75%, 08/01/43 (Call 02/01/43)	778	675,583
4.85%, 11/15/35 (Call 05/15/35)(b)	1,082	1,018,814
5.00%, 11/15/45 (Call 05/15/45)	1,823	1,631,676
6.70%, 09/15/38(b)	808	869,793
7.45%, 09/15/39	873	1,009,870
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	1,040	763,799
		8,229,046
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)(b)	635	402,013
4.05%, 12/15/49 (Call 06/15/49)	353	267,698
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(b)	415	401,330
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	315	320,107
		1,391,148
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 7.2%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(b)	$3,709	$3,142,397
4.25%, 11/21/49 (Call 05/21/49)	4,915	4,016,136
4.30%, 05/14/36 (Call 11/14/35)	896	806,529
4.40%, 11/06/42	2,183	1,881,470
4.45%, 05/14/46 (Call 11/14/45)	1,894	1,610,514
4.50%, 05/14/35 (Call 11/14/34)	1,973	1,821,233
4.55%, 03/15/35 (Call 09/15/34)	1,872	1,738,109
4.63%, 10/01/42 (Call 04/01/42)	369	325,399
4.70%, 05/14/45 (Call 11/14/44)	2,462	2,179,188
4.75%, 03/15/45 (Call 09/15/44)	999	889,922
4.85%, 06/15/44 (Call 12/15/43)	1,092	989,902
4.88%, 11/14/48 (Call 05/14/48)	1,835	1,659,062
5.35%, 03/15/44 (Call 09/15/43)	615	594,754
5.40%, 03/15/54 (Call 09/15/53)(b)	1,985	1,921,820
5.50%, 03/15/64 (Call 09/15/63)(b)	1,400	1,349,817
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	304	167,304
3.00%, 05/28/51 (Call 11/28/50)	897	588,607
4.00%, 09/18/42	851	697,397
4.38%, 11/16/45	882	743,836
4.38%, 08/17/48 (Call 02/17/48)	672	564,992
6.45%, 09/15/37	2,413	2,624,289
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	445	298,861
4.20%, 07/15/34 (Call 01/15/34)(a)	178	147,732
4.40%, 07/15/44 (Call 01/15/44)(a)	770	570,658
4.63%, 06/25/38 (Call 12/25/37)(a)	611	491,750
4.65%, 11/15/43 (Call 05/15/43)(a)	205	149,936
4.70%, 07/15/64 (Call 01/15/64)(a)	680	470,927
4.88%, 06/25/48 (Call 12/25/47)(a)	1,898	1,472,190
5.50%, 07/30/35(a)(b)	375	339,539
Bayer U.S. Finance LLC, 6.88%, 11/21/53 (Call 05/21/53)(a)	705	695,521
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	515	378,295
4.67%, 06/06/47 (Call 12/06/46)	1,671	1,418,566
4.69%, 12/15/44 (Call 06/15/44)	1,029	883,751
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	841	543,818
2.55%, 11/13/50 (Call 05/13/50)(b)	1,616	930,487
3.25%, 08/01/42	455	328,052
3.55%, 03/15/42 (Call 09/15/41)	1,160	884,004
3.70%, 03/15/52 (Call 09/15/51)	1,708	1,228,830
3.90%, 03/15/62 (Call 09/15/61)	1,086	770,978
4.13%, 06/15/39 (Call 12/15/38)	1,826	1,543,686
4.25%, 10/26/49 (Call 04/26/49)	3,177	2,539,754
4.35%, 11/15/47 (Call 05/15/47)	1,286	1,046,031
4.50%, 03/01/44 (Call 09/01/43)	55	46,929
4.55%, 02/20/48 (Call 08/20/47)	1,293	1,090,310
4.63%, 05/15/44 (Call 11/15/43)	850	736,553
5.00%, 08/15/45 (Call 02/15/45)	704	638,007
5.50%, 02/22/44 (Call 08/22/43)	380	368,647
5.55%, 02/22/54 (Call 08/22/53)	2,145	2,070,175
5.65%, 02/22/64 (Call 08/22/63)	1,675	1,603,195
5.88%, 11/15/36	261	265,996
6.25%, 11/15/53 (Call 05/15/53)	1,085	1,149,510
6.40%, 11/15/63 (Call 05/15/63)	1,090	1,161,243
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	501	397,309
4.50%, 11/15/44 (Call 05/15/44)	311	252,763
Security	Par (000)	Value
Pharmaceuticals (continued)
4.60%, 03/15/43	$308	$256,340
4.90%, 09/15/45 (Call 03/15/45)	432	369,076
Cencora Inc.
4.25%, 03/01/45 (Call 09/01/44)	342	283,271
4.30%, 12/15/47 (Call 06/15/47)(b)	399	327,763
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	567	409,777
3.40%, 03/15/50 (Call 09/15/49)	1,395	929,578
3.40%, 03/15/51 (Call 09/15/50)	1,333	883,972
3.88%, 10/15/47 (Call 04/15/47)	922	679,974
4.80%, 08/15/38 (Call 02/15/38)	1,869	1,673,119
4.80%, 07/15/46 (Call 01/16/46)	1,235	1,056,890
4.90%, 12/15/48 (Call 06/15/48)	2,697	2,316,332
5.38%, 02/15/42 (Call 08/15/41)	136	122,443
5.60%, 02/15/54 (Call 08/15/53)(b)	1,540	1,450,489
6.13%, 11/15/41	469	478,871
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	984	643,249
4.13%, 04/01/40 (Call 10/01/39)	855	682,898
4.25%, 04/01/50 (Call 10/01/49)	848	642,923
4.78%, 03/25/38 (Call 09/25/37)	4,487	3,950,732
4.88%, 07/20/35 (Call 01/20/35)	530	486,916
5.05%, 03/25/48 (Call 09/25/47)	7,012	5,981,204
5.13%, 07/20/45 (Call 01/20/45)	3,016	2,624,384
5.30%, 12/05/43 (Call 06/05/43)	723	650,723
5.63%, 02/21/53 (Call 08/21/52)(b)	1,074	990,709
5.88%, 06/01/53 (Call 12/01/52)(b)	1,178	1,122,248
6.00%, 06/01/63 (Call 12/01/62)	651	623,411
6.13%, 09/15/39	574	568,780
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(b)	1,157	656,949
2.50%, 09/15/60 (Call 03/15/60)	940	512,208
3.70%, 03/01/45 (Call 09/01/44)(b)	381	296,958
3.95%, 05/15/47 (Call 11/15/46)	345	279,743
3.95%, 03/15/49 (Call 09/15/48)	806	638,693
4.15%, 03/15/59 (Call 09/15/58)	404	321,180
4.88%, 02/27/53 (Call 08/27/52)	1,169	1,069,660
4.95%, 02/27/63 (Call 08/27/62)	1,013	915,814
5.00%, 02/09/54 (Call 08/09/53)	1,445	1,343,775
5.10%, 02/09/64 (Call 08/09/63)	1,430	1,327,610
5.55%, 03/15/37	375	381,652
5.95%, 11/15/37(b)	270	282,355
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	509	428,456
6.38%, 05/15/38	2,560	2,767,579
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	1,054	686,973
2.25%, 09/01/50 (Call 03/01/50)(b)	883	510,202
2.45%, 09/01/60 (Call 03/01/60)(b)	1,241	681,889
3.40%, 01/15/38 (Call 07/15/37)	863	706,347
3.50%, 01/15/48 (Call 07/15/47)	811	607,029
3.55%, 03/01/36 (Call 09/01/35)	825	704,717
3.63%, 03/03/37 (Call 09/03/36)	1,433	1,213,951
3.70%, 03/01/46 (Call 09/01/45)	1,974	1,544,791
3.75%, 03/03/47 (Call 09/03/46)	1,136	889,510
4.50%, 09/01/40	591	541,284
4.50%, 12/05/43 (Call 06/05/43)(b)	409	371,224
4.85%, 05/15/41	264	252,082
5.85%, 07/15/38	577	609,795
5.95%, 08/15/37	904	962,429
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)(b)	$196	$167,927
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	266	224,406
5.90%, 11/01/39	393	389,760
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)(b)	950	635,282
2.45%, 06/24/50 (Call 12/24/49)(b)	1,314	761,644
2.75%, 12/10/51 (Call 06/10/51)(b)	1,810	1,104,158
2.90%, 12/10/61 (Call 06/10/61)	1,508	879,762
3.60%, 09/15/42 (Call 03/15/42)	492	380,396
3.70%, 02/10/45 (Call 08/10/44)	1,788	1,371,768
3.90%, 03/07/39 (Call 09/07/38)	862	724,659
4.00%, 03/07/49 (Call 09/07/48)	1,524	1,202,183
4.15%, 05/18/43	1,139	948,735
4.90%, 05/17/44 (Call 11/17/43)	805	738,930
5.00%, 05/17/53 (Call 11/17/52)(b)	1,389	1,275,157
5.15%, 05/17/63 (Call 11/17/62)	945	874,025
6.55%, 09/15/37	298	326,268
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	316	326,921
5.85%, 06/30/39(b)	266	271,428
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	599	472,693
5.40%, 11/29/43 (Call 05/29/43)	505	425,890
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(b)	1,345	850,629
3.70%, 09/21/42	483	383,440
4.00%, 11/20/45 (Call 05/20/45)	1,185	967,441
4.40%, 05/06/44	2,034	1,765,392
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	944	641,863
2.70%, 05/28/50 (Call 11/28/49)(b)	1,053	654,525
3.90%, 03/15/39 (Call 09/15/38)	828	684,110
4.00%, 12/15/36	1,037	903,670
4.00%, 03/15/49 (Call 09/15/48)	1,256	989,726
4.10%, 09/15/38 (Call 03/15/38)	637	550,796
4.13%, 12/15/46	1,190	961,418
4.20%, 09/15/48 (Call 03/15/48)	1,066	861,540
4.30%, 06/15/43	759	639,599
4.40%, 05/15/44(b)	1,045	903,542
5.60%, 09/15/40	395	392,565
7.20%, 03/15/39	2,218	2,556,020
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	2,648	2,465,023
5.30%, 05/19/53 (Call 11/19/52)	5,036	4,696,259
5.34%, 05/19/63 (Call 11/19/62)	3,372	3,093,343
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	1,464	1,044,546
3.18%, 07/09/50 (Call 01/09/50)	1,863	1,210,846
3.38%, 07/09/60 (Call 01/09/60)	1,067	669,106
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	1,024	817,948
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	1,188	839,088
4.00%, 06/22/50 (Call 12/22/49)	1,988	1,300,705
Wyeth LLC
5.95%, 04/01/37	1,881	1,940,270
6.00%, 02/15/36	436	455,170
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	309	198,330
Security	Par (000)	Value
Pharmaceuticals (continued)
3.95%, 09/12/47 (Call 03/12/47)	$392	$298,378
4.45%, 08/20/48 (Call 02/20/48)	477	396,011
4.70%, 02/01/43 (Call 08/01/42)	1,140	993,480
		157,564,378
Pipelines — 4.5%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,636	1,407,778
Boardwalk Pipelines LP, 5.63%, 08/01/34 (Call 05/01/34)	100	96,525
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	1,065	855,707
3.40%, 01/15/38 (Call 07/15/37)(a)	794	628,580
3.70%, 01/15/39 (Call 07/15/38)(a)	480	378,207
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	207	164,041
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)(b)	210	169,253
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	476	376,773
6.38%, 08/01/37(a)	185	182,968
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	485	458,451
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43 (Call 02/15/43)(a)	547	555,974
6.54%, 11/15/53 (Call 05/15/53)(a)(b)	1,202	1,239,763
6.71%, 08/15/63 (Call 02/15/63)(a)	426	439,577
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	364	340,903
6.45%, 11/03/36(a)	345	352,905
6.75%, 09/15/37(a)	348	364,519
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)	258	178,095
4.60%, 12/15/44 (Call 06/15/44)(b)	402	331,675
4.80%, 11/01/43 (Call 05/01/43)	207	177,435
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)	265	219,466
4.39%, 11/30/46(a)	1,085	813,336
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	497	461,529
7.38%, 10/15/45 (Call 04/15/45)	477	531,657
Series B, 7.50%, 04/15/38	390	438,118
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)(b)	975	639,890
4.00%, 11/15/49 (Call 05/15/49)(b)	448	328,624
4.50%, 06/10/44 (Call 12/10/43)	413	334,076
5.50%, 12/01/46 (Call 06/01/46)	530	492,013
5.95%, 04/05/54 (Call 10/05/53)(b)	325	314,708
6.70%, 11/15/53 (Call 05/15/53)(b)	1,095	1,170,820
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	304	278,275
4.95%, 01/15/43 (Call 07/15/42)	338	283,725
5.00%, 05/15/44 (Call 11/15/43)	445	373,410
5.00%, 05/15/50 (Call 11/15/49)	1,882	1,559,997
5.15%, 02/01/43 (Call 08/01/42)	424	362,393
5.15%, 03/15/45 (Call 09/15/44)	977	839,486
5.30%, 04/01/44 (Call 10/01/43)	748	656,545
5.30%, 04/15/47 (Call 10/15/46)	1,082	935,115
5.35%, 05/15/45 (Call 11/15/44)	855	750,324
5.40%, 10/01/47 (Call 04/01/47)	1,283	1,125,828
5.95%, 10/01/43 (Call 04/01/43)	393	370,717
5.95%, 05/15/54 (Call 11/15/53)	1,171	1,103,632
6.00%, 06/15/48 (Call 12/15/47)	950	901,021
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.05%, 06/01/41 (Call 12/01/40)	$639	$614,610
6.10%, 02/15/42	405	390,681
6.13%, 12/15/45 (Call 06/15/45)	1,141	1,096,325
6.25%, 04/15/49 (Call 10/15/48)	1,612	1,572,292
6.50%, 02/01/42 (Call 08/01/41)	979	993,997
6.63%, 10/15/36	446	455,020
6.85%, 02/15/40(b)	165	166,397
7.50%, 07/01/38	439	484,046
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	615	589,154
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	510	410,161
5.45%, 06/01/47 (Call 12/01/46)(b)	370	313,666
5.60%, 04/01/44 (Call 10/01/43)(b)	120	103,917
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	908	589,277
3.30%, 02/15/53 (Call 08/15/52)	1,102	727,979
3.70%, 01/31/51 (Call 07/31/50)	768	552,698
3.95%, 01/31/60 (Call 07/31/59)	988	708,120
4.20%, 01/31/50 (Call 07/31/49)	1,138	899,199
4.25%, 02/15/48 (Call 08/15/47)	1,226	985,974
4.45%, 02/15/43 (Call 08/15/42)	1,006	846,371
4.80%, 02/01/49 (Call 08/01/48)	1,116	967,541
4.85%, 08/15/42 (Call 02/15/42)	730	649,678
4.85%, 03/15/44 (Call 09/15/43)	1,198	1,057,994
4.90%, 05/15/46 (Call 11/15/45)	943	833,013
4.95%, 10/15/54 (Call 04/15/54)	363	315,938
5.10%, 02/15/45 (Call 08/15/44)	1,014	919,609
5.70%, 02/15/42	526	516,145
5.95%, 02/01/41	625	632,642
6.13%, 10/15/39	500	511,868
6.45%, 09/01/40	575	608,417
7.55%, 04/15/38	340	393,374
Series H, 6.65%, 10/15/34	263	283,516
Series J, 5.75%, 03/01/35	75	74,843
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (Call 09/30/37)(a)	165	160,720
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)	203	141,370
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	428	366,129
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)	997	782,025
2.94%, 09/30/40(a)(b)	1,440	1,102,296
3.25%, 09/30/40(a)(b)	1,295	934,849
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)	600	592,019
6.51%, 02/23/42(a)	845	847,786
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	202	173,709
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	433	356,074
5.00%, 08/15/42 (Call 02/15/42)	645	551,651
5.00%, 03/01/43 (Call 09/01/42)	632	539,664
5.40%, 09/01/44 (Call 03/01/44)	490	438,673
5.50%, 03/01/44 (Call 09/01/43)	724	653,827
5.63%, 09/01/41	337	311,081
5.80%, 03/15/35	695	682,798
6.38%, 03/01/41	534	529,326
6.50%, 02/01/37	241	243,122
6.50%, 09/01/39	506	510,015
6.55%, 09/15/40	362	366,379
6.95%, 01/15/38	1,055	1,124,633
Security	Par (000)	Value
Pipelines (continued)
7.50%, 11/15/40	$305	$334,663
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)(b)	522	325,883
3.60%, 02/15/51 (Call 08/15/50)(b)	1,129	752,794
5.05%, 02/15/46 (Call 08/15/45)	773	658,963
5.20%, 03/01/48 (Call 09/01/47)	738	637,156
5.30%, 12/01/34 (Call 06/01/34)	445	425,268
5.45%, 08/01/52 (Call 02/01/52)(b)	781	704,288
5.55%, 06/01/45 (Call 12/01/44)	1,508	1,383,240
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,183	1,010,994
4.70%, 04/15/48 (Call 10/15/47)	1,384	1,130,295
4.90%, 04/15/58 (Call 10/15/57)	498	398,912
4.95%, 03/14/52 (Call 09/14/51)	1,368	1,143,378
5.20%, 03/01/47 (Call 09/01/46)(b)	945	826,614
5.20%, 12/01/47 (Call 06/01/47)	471	411,286
5.50%, 02/15/49 (Call 08/15/48)(b)	1,331	1,209,308
5.65%, 03/01/53 (Call 09/01/52)	457	421,568
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	456	497,264
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	376	245,103
4.10%, 09/15/42 (Call 03/15/42)(a)	363	275,839
4.30%, 01/15/49 (Call 07/15/48)(a)	672	524,349
5.63%, 02/01/54 (Call 08/01/53)(a)(b)	660	631,967
ONEOK Inc.
3.95%, 03/01/50 (Call 09/01/49)	819	580,325
4.20%, 12/01/42 (Call 06/01/42)(b)	291	217,931
4.20%, 03/15/45 (Call 09/15/44)	204	150,053
4.20%, 10/03/47 (Call 04/03/47)	473	354,050
4.25%, 09/15/46 (Call 03/15/46)	501	379,376
4.45%, 09/01/49 (Call 03/01/49)	566	435,892
4.50%, 03/15/50 (Call 09/15/49)	445	341,808
4.85%, 02/01/49 (Call 08/01/48)	520	430,330
4.95%, 07/13/47 (Call 01/06/47)	619	516,388
5.15%, 10/15/43 (Call 04/15/43)	364	319,016
5.20%, 07/15/48 (Call 01/15/48)	641	556,195
6.00%, 06/15/35	349	345,555
6.40%, 05/01/37(b)	250	246,635
6.63%, 09/01/53 (Call 03/01/53)	1,468	1,531,140
7.15%, 01/15/51 (Call 07/15/50)	237	254,077
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	603	590,740
6.20%, 09/15/43 (Call 03/15/43)	239	236,270
6.65%, 10/01/36	580	600,056
6.85%, 10/15/37	493	517,593
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	344	265,890
4.70%, 06/15/44 (Call 12/15/43)	515	419,089
4.90%, 02/15/45 (Call 08/15/44)	679	563,767
5.15%, 06/01/42 (Call 12/01/41)	439	378,596
6.65%, 01/15/37	549	566,762
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	94	82,817
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	274	227,519
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 (Call 03/15/37)	285	285,601
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	495	392,185
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	591	472,666
5.95%, 09/25/43 (Call 03/25/43)	265	255,763
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	$740	$616,132
6.25%, 07/01/52 (Call 01/01/52)	470	461,255
6.50%, 02/15/53 (Call 08/15/52)	742	759,441
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37(b)	180	200,677
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	303	229,160
TransCanada PipeLines Ltd.
4.75%, 05/15/38 (Call 11/15/37)	380	333,220
4.88%, 05/15/48 (Call 11/15/47)	984	822,723
5.00%, 10/16/43 (Call 04/16/43)(b)	430	372,704
5.10%, 03/15/49 (Call 09/15/48)(b)	871	761,355
5.85%, 03/15/36	685	676,268
6.10%, 06/01/40	770	757,750
6.20%, 10/15/37	925	927,536
7.25%, 08/15/38	570	624,450
7.63%, 01/15/39	1,079	1,218,988
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	645	475,191
4.45%, 08/01/42 (Call 02/01/42)	418	353,085
4.60%, 03/15/48 (Call 09/15/47)	715	591,375
5.40%, 08/15/41 (Call 02/15/41)	404	383,710
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	1,013	859,180
5.30%, 03/01/48 (Call 09/01/47)	680	568,636
5.45%, 04/01/44 (Call 10/01/43)	476	417,629
5.50%, 08/15/48 (Call 02/15/48)	309	261,764
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	646	431,682
4.85%, 03/01/48 (Call 09/01/47)	726	612,770
4.90%, 01/15/45 (Call 07/15/44)	394	335,165
5.10%, 09/15/45 (Call 03/15/45)	816	718,379
5.30%, 08/15/52 (Call 02/15/52)	742	668,984
5.40%, 03/04/44 (Call 09/04/43)	430	392,919
5.75%, 06/24/44 (Call 12/24/43)	623	591,953
5.80%, 11/15/43 (Call 05/15/43)	332	317,713
6.30%, 04/15/40	1,065	1,077,990
		99,939,443
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	195	170,666
Brookfield Finance Inc., 5.97%, 03/04/54 (Call 09/04/53)(b)	485	474,676
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	339	310,115
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	499	472,541
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	853	757,967
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)	461	314,206
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)(b)	656	436,950
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	626	403,706
		3,340,827
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)(b)	552	548,849
Security	Par (000)	Value
Real Estate (continued)
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)(b)	$220	$230,513
		779,362
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51 (Call 11/18/50)	854	502,377
3.55%, 03/15/52 (Call 09/15/51)	915	598,821
4.00%, 02/01/50 (Call 08/01/49)	717	518,020
4.75%, 04/15/35 (Call 01/15/35)	658	599,335
4.85%, 04/15/49 (Call 10/15/48)	357	291,418
5.15%, 04/15/53 (Call 10/15/52)	628	539,184
5.25%, 05/15/36 (Call 02/15/36)(b)	475	446,123
5.63%, 05/15/54 (Call 11/15/53)	400	367,628
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)(b)	355	223,144
4.30%, 04/15/52 (Call 10/15/51)	280	209,014
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)(b)	963	581,325
3.10%, 06/15/50 (Call 12/15/49)(b)	1,126	701,046
3.70%, 10/15/49 (Call 04/15/49)	579	401,398
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	311	236,238
4.15%, 07/01/47 (Call 01/01/47)(b)	265	207,171
4.35%, 04/15/48 (Call 10/18/47)	318	256,991
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)(b)	289	196,131
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)(b)	918	614,599
3.25%, 01/15/51 (Call 07/15/50)(b)	985	631,911
4.00%, 11/15/49 (Call 05/15/49)(b)	553	407,433
4.15%, 07/01/50 (Call 01/01/50)(b)	603	452,790
4.75%, 05/15/47 (Call 11/15/46)(b)	202	165,775
5.20%, 02/15/49 (Call 08/15/48)(b)	281	247,872
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)(b)	534	318,874
3.00%, 07/15/50 (Call 01/15/50)	373	227,834
3.40%, 02/15/52 (Call 08/15/51)	448	294,921
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)(b)	310	229,320
4.50%, 07/01/44 (Call 01/01/44)	636	520,130
4.50%, 06/01/45 (Call 12/01/44)	297	241,395
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)(b)	404	222,096
4.50%, 03/15/48 (Call 09/15/47)(b)	260	208,434
Federal Realty OP LP
3.63%, 08/01/46 (Call 02/01/46)	259	165,352
4.50%, 12/01/44 (Call 06/01/44)	448	355,262
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(a)	198	161,368
Healthpeak OP LLC, 6.75%, 02/01/41 (Call 08/01/40)(b)	257	274,765
Kilroy Realty LP, 6.25%, 01/15/36 (Call 10/15/35)(b)	240	225,416
Kimco Realty OP LLC
3.70%, 10/01/49 (Call 04/01/49)(b)	357	243,399
4.13%, 12/01/46 (Call 06/01/46)	281	205,811
4.25%, 04/01/45 (Call 10/01/44)	455	346,810
4.45%, 09/01/47 (Call 03/01/47)	333	255,365
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	185	110,677
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)(b)	$473	$285,623
3.10%, 04/15/50 (Call 10/15/49)(b)	275	169,761
3.50%, 04/15/51 (Call 10/15/50)(b)	394	265,393
4.80%, 10/15/48 (Call 04/15/48)(b)	251	207,592
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	523	270,402
3.00%, 04/15/50 (Call 10/15/49)	689	436,820
3.05%, 03/01/50 (Call 09/01/49)	421	268,126
4.38%, 09/15/48 (Call 03/15/48)	365	297,225
5.25%, 06/15/53 (Call 12/15/52)(b)	905	831,295
5.25%, 03/15/54 (Call 09/15/53)	520	474,659
Public Storage Operating Co., 5.35%, 08/01/53 (Call 02/01/53)(b)	940	882,035
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)	534	449,600
5.88%, 03/15/35(b)	175	174,903
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	374	292,623
4.65%, 03/15/49 (Call 09/15/48)	303	246,637
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(b)	1,204	788,689
3.80%, 07/15/50 (Call 01/15/50)	709	508,334
4.25%, 10/01/44 (Call 04/01/44)(b)	407	321,419
4.25%, 11/30/46 (Call 05/30/46)	345	271,021
4.75%, 03/15/42 (Call 09/15/41)	463	400,495
5.85%, 03/08/53 (Call 09/03/52)	605	585,183
6.65%, 01/15/54 (Call 07/15/53)	500	536,027
6.75%, 02/01/40 (Call 11/01/39)	596	637,516
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/15/49)(a)	500	387,177
6.95%, 01/30/44 (Call 07/30/43)(a)	445	375,940
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)(b)	250	196,164
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	230	175,565
4.88%, 04/15/49 (Call 10/15/48)	388	314,362
5.70%, 09/30/43 (Call 03/30/43)	313	287,483
VICI Properties LP
5.63%, 05/15/52 (Call 11/15/51)	705	615,580
6.13%, 04/01/54 (Call 10/01/53)	555	518,394
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	423	291,575
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)	437	317,339
Welltower OP LLC
4.95%, 09/01/48 (Call 03/01/48)	559	489,856
5.13%, 03/15/43 (Call 09/15/42)	215	188,026
6.50%, 03/15/41 (Call 09/15/40)(b)	370	386,500
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	444	331,279
		28,479,591
Retail — 2.8%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)	611	391,157
2.80%, 02/10/51 (Call 08/02/50)(a)(b)	1,060	619,628
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)(b)	286	209,166
3.63%, 05/13/51 (Call 11/13/50)(a)	425	296,324
3.80%, 01/25/50 (Call 07/25/49)(a)	528	383,457
4.50%, 07/26/47 (Call 01/26/47)(a)	519	422,448
Security	Par (000)	Value
Retail (continued)
5.62%, 02/12/54 (Call 08/12/53)(a)(b)	$755	$721,966
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	730	503,918
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	705	510,120
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	274	213,947
Dick's Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	776	526,550
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)(b)	401	295,604
5.50%, 11/01/52 (Call 05/01/52)(b)	220	198,447
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	307	192,716
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	1,064	593,285
2.75%, 09/15/51 (Call 03/15/51)(b)	895	541,745
3.13%, 12/15/49 (Call 06/15/49)	1,263	835,684
3.30%, 04/15/40 (Call 10/15/39)	1,056	801,513
3.35%, 04/15/50 (Call 10/15/49)	1,409	973,478
3.50%, 09/15/56 (Call 03/15/56)	825	571,187
3.63%, 04/15/52 (Call 10/15/51)	1,398	1,010,116
3.90%, 06/15/47 (Call 12/15/46)	1,122	866,483
4.20%, 04/01/43 (Call 10/01/42)	1,063	885,253
4.25%, 04/01/46 (Call 10/01/45)	1,475	1,212,851
4.40%, 03/15/45 (Call 09/15/44)	887	749,474
4.50%, 12/06/48 (Call 06/06/48)	1,566	1,325,805
4.88%, 02/15/44 (Call 08/15/43)	880	796,736
4.95%, 09/15/52 (Call 03/15/52)	1,040	940,577
5.40%, 09/15/40 (Call 03/15/40)	414	404,187
5.88%, 12/16/36	2,593	2,687,657
5.95%, 04/01/41 (Call 10/01/40)	822	851,371
Lowe's Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	876	591,052
3.00%, 10/15/50 (Call 04/15/50)	1,675	1,028,946
3.50%, 04/01/51 (Call 10/01/50)	485	327,137
3.70%, 04/15/46 (Call 10/15/45)	1,194	863,291
4.05%, 05/03/47 (Call 11/03/46)	1,400	1,063,618
4.25%, 04/01/52 (Call 10/01/51)	1,404	1,085,336
4.38%, 09/15/45 (Call 03/15/45)	514	415,191
4.45%, 04/01/62 (Call 10/01/61)	1,170	893,935
4.55%, 04/05/49 (Call 10/05/48)	597	486,028
4.65%, 04/15/42 (Call 10/15/41)	464	399,021
5.00%, 04/15/40 (Call 10/15/39)	335	303,724
5.00%, 09/15/43 (Call 03/15/43)	30	26,199
5.13%, 04/15/50 (Call 10/15/49)	499	441,852
5.50%, 10/15/35	217	216,011
5.63%, 04/15/53 (Call 10/15/52)	1,265	1,206,669
5.75%, 07/01/53 (Call 01/01/53)(b)	484	470,307
5.80%, 10/15/36(b)	225	224,652
5.80%, 09/15/62 (Call 03/15/62)	974	933,791
5.85%, 04/01/63 (Call 10/01/62)	412	398,801
McDonald's Corp.
3.63%, 05/01/43	471	355,449
3.63%, 09/01/49 (Call 03/01/49)	1,753	1,254,022
3.70%, 02/15/42	476	365,708
4.20%, 04/01/50 (Call 10/01/49)	827	651,915
4.45%, 03/01/47 (Call 09/01/46)	921	757,950
4.45%, 09/01/48 (Call 03/01/48)	691	572,819
4.60%, 05/26/45 (Call 11/26/44)	566	481,531
4.70%, 12/09/35 (Call 06/09/35)(b)	402	374,633
4.88%, 07/15/40	264	241,484
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.88%, 12/09/45 (Call 06/09/45)	$1,611	$1,422,834
5.15%, 09/09/52 (Call 03/09/52)	684	623,781
5.45%, 08/14/53 (Call 02/14/53)(b)	746	710,948
5.70%, 02/01/39	335	333,649
6.30%, 10/15/37	742	781,552
6.30%, 03/01/38	602	633,184
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	628	420,786
3.50%, 11/15/50 (Call 05/15/50)	1,179	820,971
3.75%, 12/01/47 (Call 06/01/47)	404	298,192
4.30%, 06/15/45 (Call 12/15/44)	231	188,289
4.45%, 08/15/49 (Call 02/15/49)	913	745,123
4.50%, 11/15/48 (Call 05/15/48)	950	785,326
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)(b)	1,156	732,818
3.63%, 04/15/46	587	436,203
3.90%, 11/15/47 (Call 05/15/47)	547	423,333
4.00%, 07/01/42	944	777,664
4.80%, 01/15/53 (Call 07/15/52)(b)	1,215	1,084,840
6.50%, 10/15/37	184	199,923
7.00%, 01/15/38	425	484,590
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	276	246,308
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)(b)	335	289,045
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	1,015	687,373
2.65%, 09/22/51 (Call 03/22/51)	1,360	836,169
2.95%, 09/24/49 (Call 03/24/49)	721	477,567
3.63%, 12/15/47 (Call 06/15/47)	482	369,872
3.95%, 06/28/38 (Call 12/28/37)	209	182,564
4.00%, 04/11/43 (Call 10/11/42)(b)	295	246,498
4.05%, 06/29/48 (Call 12/29/47)	1,570	1,281,650
4.30%, 04/22/44 (Call 10/22/43)(b)	265	231,675
4.50%, 09/09/52 (Call 03/09/52)	901	783,902
4.50%, 04/15/53 (Call 10/15/52)	1,496	1,301,849
4.88%, 07/08/40	315	297,507
5.00%, 10/25/40	310	297,984
5.25%, 09/01/35	1,222	1,234,816
5.63%, 04/01/40	570	586,998
5.63%, 04/15/41	85	87,456
6.20%, 04/15/38	745	809,209
6.50%, 08/15/37	1,005	1,118,738
		61,235,108
Semiconductors — 2.3%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	396	329,271
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	608	418,848
2.95%, 10/01/51 (Call 04/01/51)	915	581,694
5.30%, 12/15/45 (Call 06/15/45)(b)	210	197,028
5.30%, 04/01/54 (Call 10/01/53)	455	432,866
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	579	370,056
4.35%, 04/01/47 (Call 10/01/46)	1,005	857,085
5.10%, 10/01/35 (Call 04/01/35)(b)	319	315,946
5.85%, 06/15/41	446	462,790
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	2,977	2,310,294
3.19%, 11/15/36 (Call 08/15/36)(a)	2,574	1,973,727
3.50%, 02/15/41 (Call 08/15/40)(a)	2,695	2,002,385
3.75%, 02/15/51 (Call 08/15/50)(a)	1,557	1,113,899
Security	Par (000)	Value
Semiconductors (continued)
4.93%, 05/15/37 (Call 02/15/37)(a)	$2,307	$2,106,796
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	730	491,942
3.05%, 08/12/51 (Call 02/12/51)(b)	1,294	796,828
3.10%, 02/15/60 (Call 08/15/59)	794	466,719
3.20%, 08/12/61 (Call 02/12/61)	850	504,098
3.25%, 11/15/49 (Call 05/15/49)	1,893	1,229,524
3.73%, 12/08/47 (Call 06/08/47)	1,726	1,236,305
4.10%, 05/19/46 (Call 11/19/45)	1,116	876,538
4.10%, 05/11/47 (Call 11/11/46)	844	653,068
4.25%, 12/15/42(b)	470	382,269
4.60%, 03/25/40 (Call 09/25/39)	619	547,173
4.75%, 03/25/50 (Call 09/25/49)	2,130	1,787,567
4.80%, 10/01/41	654	581,123
4.90%, 07/29/45 (Call 01/29/45)(b)	766	695,359
4.90%, 08/05/52 (Call 02/05/52)	1,628	1,396,169
4.95%, 03/25/60 (Call 09/25/59)(b)	828	705,757
5.05%, 08/05/62 (Call 02/05/62)	980	839,205
5.60%, 02/21/54 (Call 08/21/53)	790	743,397
5.63%, 02/10/43 (Call 08/10/42)	855	831,032
5.70%, 02/10/53 (Call 08/10/52)	1,905	1,819,065
5.90%, 02/10/63 (Call 08/10/62)	1,081	1,052,305
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	750	513,801
4.95%, 07/15/52 (Call 01/15/52)(b)	1,475	1,339,847
5.00%, 03/15/49 (Call 09/15/48)	400	364,187
5.25%, 07/15/62 (Call 01/15/62)	718	665,283
5.65%, 11/01/34 (Call 07/01/34)(b)	270	274,037
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	583	371,490
3.13%, 06/15/60 (Call 12/15/59)	489	301,581
4.88%, 03/15/49 (Call 09/15/48)	720	646,867
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	439	311,559
3.48%, 11/01/51 (Call 05/01/51)(b)	426	283,607
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	824	662,487
3.50%, 04/01/50 (Call 10/01/49)	1,728	1,282,216
3.70%, 04/01/60 (Call 10/01/59)	418	307,208
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	493	337,076
3.25%, 05/11/41 (Call 11/11/40)(b)	819	577,439
3.25%, 11/30/51 (Call 05/30/51)	481	306,537
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(b)	614	423,614
4.30%, 05/20/47 (Call 11/20/46)	1,428	1,187,236
4.50%, 05/20/52 (Call 11/20/51)	844	709,918
4.65%, 05/20/35 (Call 11/20/34)	929	883,905
4.80%, 05/20/45 (Call 11/20/44)	1,316	1,189,818
6.00%, 05/20/53 (Call 11/20/52)(b)	1,033	1,084,247
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	489	295,678
3.88%, 03/15/39 (Call 09/15/38)	709	603,395
4.10%, 08/16/52 (Call 02/16/52)	206	165,276
4.15%, 05/15/48 (Call 11/15/47)	1,512	1,227,300
5.00%, 03/14/53 (Call 09/14/52)	718	657,595
5.05%, 05/18/63 (Call 11/18/62)	1,287	1,165,882
5.15%, 02/08/54 (Call 08/08/53)	550	515,532
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	370	281,230
3.25%, 10/25/51 (Call 04/25/51)	944	675,200
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 04/22/52 (Call 10/22/51)(b)	$555	$505,052
		51,224,228
Software — 2.7%
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)(b)	604	377,647
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)(b)	583	405,826
4.50%, 08/15/46 (Call 02/15/46)	305	242,580
5.63%, 07/15/52 (Call 01/15/52)(b)	245	228,800
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	210	168,161
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,735	1,386,184
Intuit Inc., 5.50%, 09/15/53 (Call 03/15/53)	1,013	990,506
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(a)	1,391	835,189
2.53%, 06/01/50 (Call 12/01/49)(b)	5,726	3,504,175
2.68%, 06/01/60 (Call 12/01/59)	3,251	1,907,477
2.92%, 03/17/52 (Call 09/17/51)	5,314	3,502,508
3.04%, 03/17/62 (Call 09/17/61)	1,634	1,042,786
3.45%, 08/08/36 (Call 02/08/36)	1,605	1,366,691
3.50%, 02/12/35 (Call 08/12/34)(b)	1,246	1,101,381
3.50%, 11/15/42	447	356,767
3.70%, 08/08/46 (Call 02/08/46)	1,519	1,204,285
3.75%, 02/12/45 (Call 08/12/44)	707	578,850
3.95%, 08/08/56 (Call 02/08/56)	451	356,149
4.00%, 02/12/55 (Call 08/12/54)	546	443,905
4.10%, 02/06/37 (Call 08/06/36)	786	717,764
4.20%, 11/03/35 (Call 05/03/35)	658	616,369
4.25%, 02/06/47 (Call 08/06/46)(b)	919	811,805
4.45%, 11/03/45 (Call 05/03/45)(b)	980	888,141
4.50%, 10/01/40	503	475,926
4.50%, 06/15/47 (Call 12/15/46)(a)	475	422,217
4.50%, 02/06/57 (Call 08/06/56)	700	625,649
4.75%, 11/03/55 (Call 05/03/55)(b)	231	221,157
5.20%, 06/01/39(b)	306	312,211
5.30%, 02/08/41(b)	531	551,955
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	2,753	2,062,807
3.60%, 04/01/50 (Call 10/01/49)	3,851	2,604,613
3.65%, 03/25/41 (Call 09/25/40)	1,972	1,469,471
3.80%, 11/15/37 (Call 05/15/37)	1,556	1,246,296
3.85%, 07/15/36 (Call 01/15/36)	1,142	935,572
3.85%, 04/01/60 (Call 10/01/59)	3,058	2,035,467
3.90%, 05/15/35 (Call 11/15/34)	1,290	1,088,989
3.95%, 03/25/51 (Call 09/25/50)	2,678	1,913,172
4.00%, 07/15/46 (Call 01/15/46)	2,754	2,040,318
4.00%, 11/15/47 (Call 05/15/47)	1,968	1,444,319
4.10%, 03/25/61 (Call 09/25/60)	1,419	987,048
4.13%, 05/15/45 (Call 11/15/44)	1,625	1,239,513
4.30%, 07/08/34 (Call 01/08/34)	1,298	1,152,786
4.38%, 05/15/55 (Call 11/15/54)	1,170	883,198
4.50%, 07/08/44 (Call 01/08/44)	997	806,672
5.38%, 07/15/40(b)	1,950	1,800,158
5.55%, 02/06/53 (Call 08/06/52)	1,962	1,803,173
6.13%, 07/08/39	1,116	1,121,486
6.50%, 04/15/38	1,241	1,292,899
6.90%, 11/09/52 (Call 05/09/52)	2,195	2,383,082
Salesforce Inc.
2.70%, 07/15/41 (Call 01/15/41)	1,049	716,841
2.90%, 07/15/51 (Call 01/15/51)	1,811	1,137,169
Security	Par (000)	Value
Software (continued)
3.05%, 07/15/61 (Call 01/15/61)	$1,013	$612,491
		58,420,601
Telecommunications — 5.7%
America Movil SAB de CV
4.38%, 07/16/42	1,093	906,194
4.38%, 04/22/49 (Call 10/22/48)(b)	1,003	816,138
6.13%, 11/15/37(b)	309	317,066
6.13%, 03/30/40	1,599	1,609,528
6.38%, 03/01/35	764	802,031
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)(b)	561	394,162
3.30%, 02/01/52 (Call 08/01/51)	927	602,389
3.50%, 06/01/41 (Call 12/01/40)	2,301	1,706,190
3.50%, 09/15/53 (Call 03/15/53)	6,598	4,349,830
3.50%, 02/01/61 (Call 08/01/60)	640	409,740
3.55%, 09/15/55 (Call 03/15/55)	6,624	4,320,164
3.65%, 06/01/51 (Call 12/01/50)	2,703	1,861,260
3.65%, 09/15/59 (Call 03/15/59)	5,662	3,673,171
3.80%, 12/01/57 (Call 06/01/57)	5,202	3,509,732
3.85%, 06/01/60 (Call 12/01/59)	1,523	1,031,193
4.30%, 12/15/42 (Call 06/15/42)	1,084	881,112
4.35%, 06/15/45 (Call 12/15/44)	1,014	820,730
4.50%, 05/15/35 (Call 11/15/34)(b)	2,283	2,049,726
4.50%, 03/09/48 (Call 09/09/47)	1,706	1,371,768
4.55%, 03/09/49 (Call 09/09/48)	874	710,721
4.65%, 06/01/44 (Call 12/01/43)	510	425,190
4.75%, 05/15/46 (Call 11/15/45)	1,560	1,323,305
4.80%, 06/15/44 (Call 12/15/43)	459	389,946
4.85%, 03/01/39 (Call 09/01/38)	905	806,298
4.85%, 07/15/45 (Call 01/15/45)(b)	284	245,050
4.90%, 08/15/37 (Call 02/14/37)	566	514,585
5.15%, 03/15/42(b)	301	270,836
5.15%, 11/15/46 (Call 05/15/46)	690	617,548
5.15%, 02/15/50 (Call 08/14/49)	607	535,278
5.25%, 03/01/37 (Call 09/01/36)	954	906,092
5.35%, 09/01/40	543	507,154
5.45%, 03/01/47 (Call 09/01/46)(b)	634	595,436
5.55%, 08/15/41	402	385,579
5.65%, 02/15/47 (Call 08/15/46)	920	890,355
5.70%, 03/01/57 (Call 09/01/56)(b)	325	308,242
6.00%, 08/15/40 (Call 05/15/40)(b)	395	392,543
6.15%, 09/15/34(b)	125	125,897
6.25%, 03/29/41(b)	260	261,794
6.30%, 01/15/38	469	481,305
6.38%, 03/01/41	231	236,755
6.55%, 02/15/39	275	286,909
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	549	382,919
4.30%, 07/29/49 (Call 01/29/49)	679	538,850
4.46%, 04/01/48 (Call 10/01/47)	1,051	854,803
5.55%, 02/15/54 (Call 08/15/53)	750	706,386
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)(b)	519	364,374
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	457	291,607
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(a)	200	153,652
Cisco Systems Inc.
5.30%, 02/26/54 (Call 08/26/53)	2,230	2,145,766
5.35%, 02/26/64 (Call 08/26/63)	750	713,800
5.50%, 01/15/40	1,658	1,651,269
5.90%, 02/15/39	1,842	1,915,462
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	$275	$203,839
4.38%, 11/15/57 (Call 05/15/57)	808	616,863
4.70%, 03/15/37	275	246,279
4.75%, 03/15/42	426	367,715
5.35%, 11/15/48 (Call 05/15/48)(b)	572	524,927
5.45%, 11/15/79 (Call 05/19/79)	1,080	952,957
5.75%, 08/15/40	255	245,408
5.85%, 11/15/68 (Call 05/15/68)	139	131,775
7.25%, 08/15/36 (Call 08/15/26)	255	262,110
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	1,071	759,927
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	611	553,595
4.88%, 03/06/42(a)	762	675,968
Juniper Networks Inc., 5.95%, 03/15/41(b)	329	320,319
Motorola Solutions Inc., 5.50%, 09/01/44	336	317,722
Nokia OYJ, 6.63%, 05/15/39	473	448,661
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	493	438,498
Orange SA
5.38%, 01/13/42(b)	1,024	964,419
5.50%, 02/06/44 (Call 08/06/43)	564	537,945
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	1,050	724,905
4.30%, 02/15/48 (Call 08/15/47)	568	437,214
4.35%, 05/01/49 (Call 11/01/48)(b)	1,180	910,645
4.50%, 03/15/42 (Call 09/15/41)	696	573,078
4.50%, 03/15/43 (Call 09/15/42)	296	241,983
4.55%, 03/15/52 (Call 09/15/51)	1,939	1,533,612
5.00%, 03/15/44 (Call 09/15/43)(b)	898	776,360
5.45%, 10/01/43 (Call 04/01/43)	671	615,398
7.50%, 08/15/38	248	278,785
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	249	181,811
SES SA, 5.30%, 04/04/43(a)(b)	255	181,135
Telefonica Emisiones SA
4.67%, 03/06/38	504	436,362
4.90%, 03/06/48	1,162	966,913
5.21%, 03/08/47	2,345	2,028,758
5.52%, 03/01/49 (Call 09/01/48)	1,070	968,253
7.05%, 06/20/36	1,803	1,930,921
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)(b)	312	240,939
4.60%, 11/16/48 (Call 05/16/48)(b)	663	544,598
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	2,207	1,543,057
3.30%, 02/15/51 (Call 08/15/50)	2,802	1,839,246
3.40%, 10/15/52 (Call 04/15/52)	2,676	1,768,037
3.60%, 11/15/60 (Call 05/15/60)	1,472	964,142
4.38%, 04/15/40 (Call 10/15/39)	1,712	1,458,492
4.50%, 04/15/50 (Call 10/15/49)	2,672	2,173,251
5.50%, 01/15/55 (Call 07/15/54)(b)	865	812,087
5.65%, 01/15/53 (Call 07/15/52)(b)	1,635	1,567,927
5.75%, 01/15/54 (Call 07/15/53)	1,180	1,145,288
5.80%, 09/15/62 (Call 03/15/62)	807	782,949
6.00%, 06/15/54 (Call 12/15/53)	955	961,051
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	2,725	1,820,747
2.85%, 09/03/41 (Call 03/03/41)	1,053	717,985
2.88%, 11/20/50 (Call 05/20/50)(b)	2,410	1,467,481
Security	Par (000)	Value
Telecommunications (continued)
2.99%, 10/30/56 (Call 04/30/56)(b)	$3,193	$1,882,017
3.00%, 11/20/60 (Call 05/20/60)(b)	1,809	1,047,050
3.40%, 03/22/41 (Call 09/22/40)	3,003	2,235,772
3.55%, 03/22/51 (Call 09/22/50)(b)	3,578	2,494,085
3.70%, 03/22/61 (Call 09/22/60)(b)	2,932	2,000,173
3.85%, 11/01/42 (Call 05/01/42)	587	456,186
3.88%, 03/01/52 (Call 09/01/51)	1,074	792,750
4.00%, 03/22/50 (Call 09/22/49)	1,219	923,167
4.13%, 08/15/46	935	736,717
4.27%, 01/15/36	1,115	987,020
4.40%, 11/01/34 (Call 05/01/34)	1,617	1,466,539
4.52%, 09/15/48	1,152	962,896
4.67%, 03/15/55	674	568,927
4.75%, 11/01/41	386	344,819
4.81%, 03/15/39	987	893,791
4.86%, 08/21/46(b)	2,220	1,960,451
5.01%, 04/15/49(b)	415	385,421
5.01%, 08/21/54	480	425,070
5.25%, 03/16/37	931	898,967
5.50%, 03/16/47(b)	508	492,510
5.50%, 02/23/54 (Call 08/23/53)(b)	1,095	1,039,907
5.85%, 09/15/35(b)	370	377,252
6.55%, 09/15/43	672	729,385
Vodafone Group PLC
4.25%, 09/17/50	1,698	1,291,776
4.38%, 02/19/43	1,165	952,778
4.88%, 06/19/49	1,671	1,415,308
5.00%, 05/30/38(b)	120	112,195
5.13%, 06/19/59	301	257,633
5.25%, 05/30/48	1,046	943,518
5.63%, 02/10/53 (Call 08/10/52)	878	821,863
5.75%, 02/10/63 (Call 08/10/62)	325	307,031
6.15%, 02/27/37	1,694	1,729,433
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	210	144,629
		125,607,203
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	291	244,610
6.35%, 03/15/40	517	514,812
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)(b)	355	310,704
6.20%, 10/01/40(b)	320	303,397
		1,373,523
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(b)	611	376,132
3.05%, 02/15/51 (Call 08/15/50)	902	582,468
3.30%, 09/15/51 (Call 03/15/51)	942	638,055
3.55%, 02/15/50 (Call 08/15/49)	785	560,319
3.90%, 08/01/46 (Call 02/01/46)	836	645,312
4.05%, 06/15/48 (Call 12/15/47)	759	599,403
4.13%, 06/15/47 (Call 12/15/46)	745	595,532
4.15%, 04/01/45 (Call 10/01/44)	960	778,966
4.15%, 12/15/48 (Call 06/15/48)	764	611,496
4.38%, 09/01/42 (Call 03/01/42)	615	523,017
4.40%, 03/15/42 (Call 09/15/41)	573	490,847
4.45%, 03/15/43 (Call 09/15/42)	723	617,162
4.45%, 01/15/53 (Call 07/15/52)	890	741,766
4.55%, 09/01/44 (Call 03/01/44)	845	727,299
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.70%, 09/01/45 (Call 03/01/45)	$621	$543,414
4.90%, 04/01/44 (Call 10/01/43)	859	777,241
4.95%, 09/15/41 (Call 03/15/41)	293	270,016
5.05%, 03/01/41 (Call 09/01/40)	483	450,416
5.15%, 09/01/43 (Call 03/01/43)	656	616,225
5.20%, 04/15/54 (Call 10/15/53)	1,066	997,580
5.40%, 06/01/41 (Call 12/01/40)	455	441,562
5.75%, 05/01/40 (Call 11/01/39)	597	603,161
6.15%, 05/01/37	488	517,005
6.20%, 08/15/36	375	397,378
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	263	153,418
3.20%, 08/02/46 (Call 02/02/46)(b)	577	406,026
3.50%, 11/15/42 (Call 05/15/42)(b)	258	190,250
3.65%, 02/03/48 (Call 08/03/47)	559	422,756
4.40%, 08/05/52 (Call 02/05/52)	404	338,621
4.45%, 01/20/49 (Call 07/20/48)(b)	486	416,304
4.50%, 11/07/43 (Call 05/07/43)(b)	253	214,756
6.13%, 11/01/53 (Call 05/01/53)(b)	355	385,708
6.20%, 06/01/36	475	502,817
6.25%, 08/01/34(b)	345	368,456
6.38%, 11/15/37(b)	389	416,566
6.71%, 07/15/36(b)	167	180,931
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)(b)	866	729,777
3.10%, 12/02/51 (Call 06/02/51)(b)	1,680	1,078,533
3.50%, 05/01/50 (Call 11/01/49)	580	405,370
4.20%, 11/15/69 (Call 05/15/69)	336	248,422
4.30%, 05/15/43 (Call 11/15/42)(b)	416	341,991
4.70%, 05/01/48 (Call 11/01/47)	533	448,281
4.80%, 09/15/35 (Call 03/15/35)	120	111,514
4.80%, 08/01/45 (Call 02/01/45)	561	490,026
4.95%, 08/15/45 (Call 02/15/45)	482	425,001
5.75%, 01/15/42	248	238,414
5.95%, 05/15/37	494	497,908
6.13%, 09/15/2115 (Call 03/15/2115)	579	572,631
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(a)	156	127,437
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	588	337,865
3.35%, 09/15/49 (Call 03/15/49)	535	367,237
3.80%, 11/01/46 (Call 05/01/46)	707	535,462
3.80%, 04/15/50 (Call 10/15/49)	544	404,175
3.95%, 05/01/50 (Call 11/01/49)	602	459,068
4.10%, 03/15/44 (Call 09/15/43)	757	612,767
4.25%, 11/01/66 (Call 05/01/66)	396	299,577
4.30%, 03/01/48 (Call 09/01/47)	875	712,031
4.40%, 03/01/43 (Call 09/01/42)	232	197,802
4.50%, 03/15/49 (Call 09/15/48)	404	338,584
4.50%, 11/15/52 (Call 05/15/52)	870	729,021
4.50%, 08/01/54 (Call 02/01/54)	186	154,789
4.65%, 03/01/68 (Call 09/01/67)	190	155,015
4.75%, 05/30/42 (Call 11/30/41)	491	436,529
4.75%, 11/15/48 (Call 05/15/48)	589	514,392
5.50%, 04/15/41 (Call 10/15/40)	367	358,031
6.00%, 10/01/36	459	477,269
6.15%, 05/01/37	701	737,978
6.22%, 04/30/40	759	798,637
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(a)	315	183,064
3.83%, 09/14/61 (Call 03/14/61)(a)	445	281,746
Security	Par (000)	Value
Transportation (continued)
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(a)(b)	$545	$349,077
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	808	640,872
5.00%, 01/25/47 (Call 07/25/46)(a)	520	437,017
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(a)	260	183,040
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	531	376,426
3.88%, 08/01/42	445	338,829
3.90%, 02/01/35	500	431,503
4.05%, 02/15/48 (Call 08/15/47)	892	667,202
4.10%, 04/15/43	380	295,671
4.10%, 02/01/45	691	529,821
4.40%, 01/15/47 (Call 07/15/46)	755	598,029
4.50%, 02/01/65(b)	154	114,208
4.55%, 04/01/46 (Call 10/01/45)	1,164	947,064
4.75%, 11/15/45 (Call 05/15/45)	1,204	1,011,046
4.95%, 10/17/48 (Call 04/17/48)(b)	727	624,358
5.10%, 01/15/44	730	649,757
5.25%, 05/15/50 (Call 11/15/49)(b)	1,215	1,096,920
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	585	354,479
3.05%, 05/15/50 (Call 11/15/49)	748	473,804
3.16%, 05/15/55 (Call 11/15/54)	762	470,655
3.40%, 11/01/49 (Call 05/01/49)	352	241,143
3.70%, 03/15/53 (Call 09/15/52)	438	308,320
3.94%, 11/01/47 (Call 05/01/47)	646	487,374
3.95%, 10/01/42 (Call 04/01/42)	530	416,532
4.05%, 08/15/52 (Call 02/15/52)	713	538,855
4.10%, 05/15/49 (Call 11/15/48)	414	317,301
4.10%, 05/15/2121 (Call 11/15/2120)	280	192,158
4.15%, 02/28/48 (Call 08/28/47)	645	504,812
4.45%, 06/15/45 (Call 12/15/44)(b)	519	430,646
4.55%, 06/01/53 (Call 12/01/52)	800	661,144
4.65%, 01/15/46 (Call 07/15/45)	506	428,615
4.80%, 08/15/43 (Call 02/15/43)	245	208,567
4.84%, 10/01/41	648	579,347
5.10%, 08/01/2118 (Call 02/01/2118)	180	147,996
5.35%, 08/01/54 (Call 02/01/54)	1,060	988,849
5.95%, 03/15/64 (Call 09/15/63)	560	561,068
Polar Tankers Inc., 5.95%, 05/10/37(a)	582	583,329
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(a)	240	183,009
4.20%, 07/01/46 (Call 01/01/46)(a)	355	281,673
4.60%, 02/01/49 (Call 08/01/48)(a)	341	292,671
4.65%, 06/15/44(a)	240	200,711
5.65%, 12/01/52 (Call 06/01/52)(a)	250	243,810
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	565	442,854
2.95%, 03/10/52 (Call 09/10/51)	817	514,678
2.97%, 09/16/62 (Call 03/16/62)	896	520,579
3.20%, 05/20/41 (Call 11/20/40)	728	540,351
3.25%, 02/05/50 (Call 08/05/49)	1,565	1,070,323
3.35%, 08/15/46 (Call 02/15/46)(b)	274	191,191
3.38%, 02/01/35 (Call 08/01/34)	405	337,684
3.38%, 02/14/42 (Call 08/14/41)	400	300,713
3.50%, 02/14/53 (Call 08/14/52)(b)	1,325	930,895
3.55%, 08/15/39 (Call 02/15/39)	322	255,167
3.55%, 05/20/61 (Call 11/20/60)	515	345,013
3.60%, 09/15/37 (Call 03/15/37)	378	310,089
3.75%, 02/05/70 (Call 08/05/69)(b)	655	448,686
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.80%, 10/01/51 (Call 04/01/51)	$970	$724,947
3.80%, 04/06/71 (Call 10/06/70)	816	563,146
3.84%, 03/20/60 (Call 09/20/59)	1,638	1,170,440
3.85%, 02/14/72 (Call 08/14/71)	405	283,579
3.88%, 02/01/55 (Call 08/01/54)	324	240,271
3.95%, 08/15/59 (Call 02/15/59)	432	314,899
4.00%, 04/15/47 (Call 10/15/46)(b)	425	329,802
4.05%, 11/15/45 (Call 05/15/45)(b)	442	351,437
4.05%, 03/01/46 (Call 09/01/45)	498	391,743
4.10%, 09/15/67 (Call 03/15/67)(b)	443	326,754
4.30%, 03/01/49 (Call 09/01/48)	663	537,439
4.50%, 09/10/48 (Call 03/10/48)	410	343,459
4.95%, 09/09/52 (Call 03/09/52)	658	600,469
4.95%, 05/15/53 (Call 11/15/52)	495	450,040
5.15%, 01/20/63 (Call 07/20/62)	375	339,984
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	450	327,141
3.40%, 09/01/49 (Call 03/01/49)	732	515,741
3.63%, 10/01/42	233	179,920
3.75%, 11/15/47 (Call 05/15/47)	1,309	987,106
4.25%, 03/15/49 (Call 09/15/48)	673	548,515
4.88%, 11/15/40 (Call 05/15/40)	460	422,541
5.05%, 03/03/53 (Call 09/03/52)	1,019	940,000
5.20%, 04/01/40 (Call 10/01/39)	201	192,954
5.30%, 04/01/50 (Call 10/01/49)	1,182	1,128,768
6.20%, 01/15/38	1,281	1,362,925
		72,074,676
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	549	335,204
4.50%, 03/30/45 (Call 09/30/44)	295	229,724
5.20%, 03/15/44 (Call 09/15/43)	309	272,120
		837,048
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)(b)	445	299,419
3.45%, 05/01/50 (Call 11/01/49)	400	277,483
3.75%, 09/01/47 (Call 03/01/47)	635	469,811
4.00%, 12/01/46 (Call 06/01/46)	540	421,850
4.15%, 06/01/49 (Call 12/01/48)	480	379,722
4.20%, 09/01/48 (Call 03/01/48)	710	567,408
4.30%, 12/01/42 (Call 06/01/42)	431	364,430
4.30%, 09/01/45 (Call 03/01/45)	331	271,440
Security	Par (000)	Value
Water (continued)
5.45%, 03/01/54 (Call 09/01/53)	$495	$466,860
6.59%, 10/15/37	552	596,189
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	461	304,949
4.28%, 05/01/49 (Call 11/01/48)	395	304,203
5.30%, 05/01/52 (Call 11/01/51)	450	398,857
		5,122,621
Total Long-Term Investments — 97.7% (Cost: $2,623,049,596)		2,147,805,877
	Shares
Short-Term Securities
Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(g)(h)(i)	226,016,512	226,084,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)	18,440,000	18,440,000
Total Short-Term Securities — 11.1% (Cost: $244,460,973)		244,524,317
Total Investments — 108.8% (Cost: $2,867,510,569)		2,392,330,194
Liabilities in Excess of Other Assets — (8.8)%		(192,940,758)
Net Assets — 100.0%		$2,199,389,436

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,147,805,877	$—	$2,147,805,877
Short-Term Securities
Money Market Funds	244,524,317	—	—	244,524,317
	$244,524,317	$2,147,805,877	$—	$2,392,330,194
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
3.75%, 08/15/27	$9,330	$9,125,233
4.87%, 05/15/28	6,840	6,763,208
5.15%, 09/15/30	9,000	8,970,303
Class A, 4.95%, 10/15/27	15,000	14,882,868
AmeriCredit Automobile Receivables Trust, 5.62%, 11/18/27 (Call 06/18/27)	8,210	8,249,082
BA Credit Card Trust, 4.98%, 11/15/28	71,311	70,708,639
BMW Vehicle Lease Trust
5.99%, 09/25/26	3,240	3,254,293
5.98%, 02/25/27	14,500	14,584,948
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	11,000	9,389,846
CarMax Auto Owner Trust
4.65%, 01/16/29 (Call 12/15/26)	8,300	8,141,041
6.00%, 07/17/28 (Call 05/15/27)	8,137	8,203,165
Chase Issuance Trust
4.60%, 01/16/29 (Call 01/15/27)	47,830	46,904,231
4.63%, 01/15/31 (Call 01/15/29)	3,210	3,133,342
Citibank Credit Card Issuance Trust, 3.96%, 10/13/30	2,000	1,896,353
Discover Card Execution Note Trust, 3.56%, 07/15/27	18,000	17,582,660
Exeter Automobile Receivables Trust
5.82%, 02/15/28 (Call 01/15/27)	11,180	11,139,935
5.61%, 04/17/28 (Call 11/15/28)	5,000	4,983,163
5.92%, 02/15/30 (Call 11/15/28)	5,000	4,931,027
Series 2021-2, Class D, 1.40%, 04/15/27 (Call 11/15/25)	3,261	3,119,963
Ford Credit Auto Lease Trust, 5.29%, 06/15/27 (Call 07/15/26)	4,640	4,573,606
GM Financial Automobile Leasing Trust, 5.16%, 01/20/27 (Call 08/20/25)	21,771	21,658,190
GM Financial Consumer Automobile Receivables Trust
1.51%, 04/17/28 (Call 03/16/26)	2,940	2,748,483
4.66%, 02/16/28 (Call 12/16/26)	18,560	18,324,673
4.59%, 07/17/28 (Call 12/16/26)	3,500	3,422,534
4.47%, 02/16/28 (Call 02/16/27)	6,667	6,558,987
4.43%, 10/16/28 (Call 02/16/27)	13,000	12,663,145
5.78%, 08/16/28 (Call 01/16/27)	6,090	6,120,637
5.71%, 02/16/29 (Call 01/16/27)	9,710	9,773,012
Honda Auto Receivables Owner Trust, 5.21%, 08/15/28 (Call 05/15/27)	1,900	1,888,919
Hyundai Auto Receivables Trust
5.39%, 06/15/27 (Call 01/15/27)	11,045	11,020,769
4.58%, 04/15/27 (Call 01/15/27)	6,600	6,523,150
4.48%, 07/17/28 (Call 01/15/27)	13,000	12,731,564
5.48%, 04/17/28 (Call 10/15/27)	30,000	29,967,963
John Deere Owner Trust
4.96%, 11/15/28 (Call 10/15/27)	3,290	3,251,858
4.91%, 02/18/31 (Call 10/15/27)	1,850	1,821,299
Nissan Auto Lease Trust, 4.91%, 04/15/27 (Call 10/15/26)	14,430	14,242,267
Santander Drive Auto Receivables Trust
5.09%, 05/15/30 (Call 05/15/26)	17,060	16,798,861
5.23%, 12/15/28 (Call 12/15/27)	6,440	6,357,415
5.25%, 04/17/28 (Call 12/15/27)	6,000	5,957,414
5.45%, 03/15/30 (Call 12/15/27)	1,670	1,652,177
Series 2021-3, Class C, 0.95%, 09/15/27 (Call 06/15/25)	1,005	1,003,535
Security	Par (000)	Value
Synchrony Card Funding LLC, 5.04%, 03/15/30	$4,330	$4,274,246
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	28,615,870
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28 (Call 03/20/27)	10,780	10,681,644
5.01%, 01/22/30 (Call 03/20/27)	6,000	5,924,152
World Omni Auto Receivables Trust, 5.09%, 12/17/29 (Call 12/15/27)	2,000	1,965,643
Total Asset-Backed Securities — 0.5% (Cost: $513,993,256)		506,485,313
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64 (Call 08/15/31)	7,260	5,805,854
7.38%, 07/15/56 (Call 07/15/28), (1-day SOFR + 2.127%)(a)	1,949	2,020,372
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 11/15/28)(a)	5,000	4,739,282
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	15,310	13,177,954
Series 2020, Class A5, 2.65%, 01/15/63 (Call 02/15/30)	6,500	5,499,673
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 04/15/30)	23,610	18,970,015
Series 2020-BN29, Class A4, 2.00%, 11/15/53 (Call 12/15/30)	5,760	4,492,453
Series 21-BN36, Class A5, 2.47%, 09/15/64 (Call 10/15/31)	8,930	7,221,151
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 02/15/27)	1,246	1,210,579
Bank5 Trust
6.23%, 05/15/57 (Call 05/15/29)	3,000	3,051,993
7.20%, 05/15/57 (Call 05/15/29)(a)	2,580	2,635,139
7.20%, 05/15/57 (Call 05/15/29)(a)	722	719,570
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	8,750	7,635,598
BBCMS Mortgage Trust
4.60%, 06/15/55 (Call 06/15/32), (1-day SOFR + 2.127%)(a)	5,390	5,031,266
5.45%, 04/15/56 (Call 04/15/33)	7,710	7,617,986
5.71%, 12/15/55 (Call 12/15/32), (1-day SOFR + 2.127%)(a)	3,160	3,176,179
5.72%, 02/15/57 (Call 02/15/34)	1,886	1,804,660
5.87%, 02/15/57 (Call 02/15/34)	4,455	4,404,756
6.00%, 09/15/56 (Call 09/15/33), (1-day SOFR + 2.127%)(a)	18,820	19,311,718
6.15%, 03/15/57 (Call 03/15/29), (1-day SOFR + 2.127%)(a)	2,800	2,767,026
6.36%, 03/15/57 (Call 03/15/29), (1-day SOFR + 2.127%)(a)	2,800	2,833,578
6.51%, 09/15/56 (Call 09/15/33)(a)	3,000	3,079,213
6.64%, 03/15/57 (Call 03/15/29), (1-day SOFR + 2.127%)(a)	1,660	1,656,025
6.80%, 11/15/56 (Call 10/15/33), (1-day SOFR + 2.127%)(a)	3,970	4,310,057
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	$18,450	$17,330,995
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	10,000	8,456,051
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	16,670	13,669,347
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,553,225
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32), (1-day SOFR + 2.127%)(a)	3,745	3,243,814
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	18,590	15,126,814
Benchmark Mortgage Trust
6.38%, 03/15/29 (Call 03/15/29)	6,460	6,516,963
6.67%, 03/15/29 (Call 03/15/29)	1,770	1,746,809
6.79%, 03/15/29 (Call 03/15/29)	3,130	3,161,939
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 02/15/28), (1-day SOFR + 2.127%)(a)	10,616	9,815,998
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 04/10/28)	7,000	6,537,374
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	6,150	5,776,041
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 11/15/28)(a)	10,093	9,503,148
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	15,691,608
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	20,650	18,445,095
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 06/15/29)	20,000	17,657,478
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 10/15/30)	2,700	1,840,887
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	7,000	5,554,827
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	8,616	6,794,582
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	25,000	19,403,302
Series 2023-B38, Class A2, 5.63%, 04/15/56 (Call 04/15/33)	10,000	9,902,197
BMO Mortgage Trust
5.91%, 03/15/57 (Call 03/15/34), (1-day SOFR + 2.127%)(a)	10,620	10,519,686
5.96%, 09/15/56 (Call 08/15/33), (1-day SOFR + 2.127%)(a)	30,000	30,605,618
6.14%, 03/15/57 (Call 03/15/34)(a)	2,330	2,301,200
6.23%, 03/15/57 (Call 03/15/34), (1-day SOFR + 2.127%)(a)	1,500	1,438,589
6.29%, 02/15/57 (Call 02/15/29), (1-day SOFR + 2.127%)(a)	5,310	5,337,967
7.49%, 11/15/56 (Call 11/15/28), (1-day SOFR + 2.127%)(a)	11,200	11,683,017
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 08/10/27)	5,500	5,034,234
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AAB, 3.37%, 10/10/47 (Call 10/10/24)	397	395,438
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 01/10/25)	785	782,189
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	$17,730	$16,914,405
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 10/10/26)	11,400	10,574,714
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	13,900	12,922,888
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	20,020	18,737,171
Commission Mortgage Trust
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 06/10/26)	16,990	16,514,047
Series 2016-CR28, Class A4, 3.76%, 02/10/49 (Call 01/10/26)	8,000	7,709,917
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 02/10/26)	4,000	3,854,123
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4, 3.81%, 11/15/48 (Call 11/15/25)	17,519	16,957,988
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 11/15/26)	5,200	4,904,670
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28), (1-day SOFR + 2.127%)(a)	27,000	25,341,062
Series 2019-C18, Class A4, 2.97%, 12/15/52 (Call 12/15/29)	10,000	8,556,052
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 08/10/26)	1,000	937,277
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 01/25/32 (Call 11/25/32)	10,898	10,147,692
3.78%, 11/25/32 (Call 11/25/32)(a)	17,795	16,122,618
3.80%, 03/25/32 (Call 11/25/32)	1,977	1,844,857
3.82%, 12/25/32 (Call 01/25/33)(a)	21,500	19,511,210
4.05%, 07/25/33 (Call 07/25/33)	35,000	32,200,047
4.20%, 05/25/33 (Call 06/25/33)	48,000	44,711,871
4.25%, 04/25/33 (Call 04/25/33)	40,000	37,418,958
4.28%, 07/25/30 (Call 08/25/30)	10,500	10,015,846
4.35%, 01/25/33 (Call 02/25/33), (1-day SOFR + 2.127%)(a)	33,140	31,259,784
4.74%, 08/25/28 (Call 08/25/28), (1-day SOFR + 2.127%)(a)	15,000	14,715,554
Federal National Mortgage Association
1.87%, 10/25/31, (1-day SOFR + 2.127%)(a)	3,000	2,398,549
4.19%, 07/25/28(a)	20,000	19,248,469
Freddie Mac Multifamily Structured Pass Through Certificates
2.26%, 01/25/29 (Call 02/25/29), (1-day SOFR + 2.127%)(a)	10,000	8,816,114
5.20%, 02/25/31 (Call 02/25/31)	5,560	5,564,868
5.36%, 01/25/29 (Call 01/25/29), (1-day SOFR + 2.127%)(a)	14,300	14,378,470
5.40%, 01/25/29 (Call 01/25/29)	15,000	15,108,926
GS Mortgage Securities Trust
4.38%, 07/10/51 (Call 07/10/28), (1-day SOFR + 2.127%)(a)	2,433	2,190,850
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	11,651	11,613,409
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	9,641,799
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	$13,000	$11,963,914
Series 2018-GS10, Class A5, 4.16%, 07/10/51 (Call 07/10/28), (1-day SOFR + 2.127%)(a)	3,000	2,748,036
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28), (1-day SOFR + 2.127%)(a)	3,000	2,730,380
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	2,500	2,305,303
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	1,805,578
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	7,275	7,075,063
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	17,025	16,492,659
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	16,420	15,747,113
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,875,796
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 01/15/27)	9,522	9,012,977
Morgan Stanley Capital I Trust
2.75%, 06/15/54 (Call 07/15/31), (1-day SOFR + 2.127%)(a)	2,000	1,597,979
Series 2015-UBS8, Class A4, 3.81%, 12/15/48 (Call 12/15/25)	3,500	3,380,059
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	12,000	11,124,929
Series 2018, Class A3, 4.14%, 10/15/51 (Call 10/15/28)	21,700	20,243,905
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	700	653,746
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	7,660	6,839,206
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	720	625,819
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	17,001,447
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	10,430	8,416,532
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	16,788,224
Wells Fargo Commercial Mortgage Trust
4.67%, 09/15/61 (Call 10/15/28), (1-day SOFR + 2.127%)(a)	3,000	2,815,236
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	3,690,912
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	4,848,896
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	10,856	10,560,831
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	6,480	5,391,288
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 12/15/30)	17,680	14,201,973
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	$5,200	$4,249,023
		1,054,019,558
Total Collaterized Mortgage Obligations — 1.0% (Cost: $1,154,887,027)		1,054,019,558
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	2,598	2,120,990
3.38%, 03/01/41 (Call 09/01/40)	1,922	1,362,603
4.65%, 10/01/28 (Call 07/01/28)	2,441	2,349,772
4.75%, 03/30/30 (Call 12/30/29)	3,523	3,365,126
5.38%, 06/15/33 (Call 03/15/33)	1,558	1,510,780
5.40%, 10/01/48 (Call 04/01/48)	2,135	1,915,030
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	3,322	2,796,840
2.60%, 08/01/31 (Call 05/01/31)	5,639	4,648,372
4.20%, 06/01/30 (Call 03/01/30)	2,972	2,768,336
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	8,560	8,266,986
		31,104,835
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/13/24)	12,300	11,475,535
2.25%, 06/15/26 (Call 03/15/26)	4,084	3,756,543
2.60%, 10/30/25 (Call 07/30/25)	2,393	2,271,684
2.70%, 02/01/27 (Call 12/01/26)	5,685	5,179,543
2.75%, 02/01/26 (Call 01/01/26)	2,590	2,440,060
2.80%, 03/01/27 (Call 12/01/26)	2,198	2,002,262
2.95%, 02/01/30 (Call 11/01/29)	5,834	4,902,097
3.10%, 05/01/26 (Call 03/01/26)	5,416	5,101,666
3.20%, 03/01/29 (Call 12/01/28)	4,521	3,952,936
3.25%, 02/01/28 (Call 12/01/27)	2,220	2,005,367
3.25%, 03/01/28 (Call 12/01/27)	2,954	2,644,538
3.25%, 02/01/35 (Call 11/01/34)	3,084	2,327,902
3.38%, 06/15/46 (Call 12/15/45)	2,208	1,376,484
3.45%, 11/01/28 (Call 08/01/28)	2,803	2,502,010
3.50%, 03/01/39 (Call 09/01/38)	2,369	1,660,737
3.55%, 03/01/38 (Call 09/01/37)	2,143	1,539,689
3.60%, 05/01/34 (Call 02/01/34)	3,551	2,814,571
3.63%, 02/01/31 (Call 11/01/30)	2,767	2,378,140
3.63%, 03/01/48 (Call 09/01/47)	1,423	902,068
3.65%, 03/01/47 (Call 09/01/46)	1,961	1,266,975
3.75%, 02/01/50 (Call 08/01/49)	5,433	3,506,959
3.83%, 03/01/59 (Call 09/01/58)(b)	1,892	1,164,229
3.85%, 11/01/48 (Call 05/01/48)	1,419	933,609
3.90%, 05/01/49 (Call 11/01/48)	4,151	2,750,852
3.95%, 08/01/59 (Call 02/01/59)	4,883	3,054,039
4.88%, 05/01/25 (Call 04/01/25)	11,962	11,812,911
5.04%, 05/01/27 (Call 03/01/27)	7,754	7,516,521
5.15%, 05/01/30 (Call 02/01/30)	13,458	12,759,929
5.71%, 05/01/40 (Call 11/01/39)	9,297	8,437,679
5.81%, 05/01/50 (Call 11/01/49)	20,696	18,331,428
5.88%, 02/15/40	2,163	1,990,311
5.93%, 05/01/60 (Call 11/01/59)	13,077	11,430,465
6.13%, 02/15/33	2,148	2,109,127
6.26%, 05/01/27 (Call 04/01/27)(c)	5,300	5,315,294
6.30%, 05/01/29 (Call 04/01/29)(c)	4,005	4,020,771
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
6.39%, 05/01/31 (Call 03/01/31)(c)	$1,655	$1,662,408
6.53%, 05/01/34 (Call 02/01/34)(c)	1,620	1,631,962
6.63%, 02/15/38	1,284	1,280,480
6.86%, 05/01/54 (Call 11/01/53)(c)	1,835	1,841,528
6.88%, 03/15/39	2,511	2,549,531
7.01%, 05/01/64 (Call 11/01/63)(c)	1,185	1,185,918
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	4,067	3,824,767
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,030	1,963,534
4.42%, 11/15/35	4,209	3,804,327
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	3,970	3,644,255
2.13%, 08/15/26 (Call 05/15/26)	3,828	3,567,811
2.25%, 06/01/31 (Call 03/01/31)	2,035	1,678,918
2.63%, 11/15/27 (Call 08/15/27)	2,539	2,325,154
2.85%, 06/01/41 (Call 12/01/40)	3,404	2,383,590
3.50%, 05/15/25 (Call 03/15/25)	2,902	2,847,295
3.50%, 04/01/27 (Call 02/01/27)	2,877	2,748,153
3.60%, 11/15/42 (Call 05/15/42)	1,103	846,207
3.63%, 04/01/30 (Call 01/01/30)	5,057	4,641,691
3.75%, 05/15/28 (Call 02/15/28)	4,873	4,631,293
4.25%, 04/01/40 (Call 10/01/39)	3,814	3,274,989
4.25%, 04/01/50 (Call 10/01/49)	3,805	3,128,448
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	805	658,175
4.50%, 03/11/44	420	360,379
5.88%, 01/14/38	1,177	1,194,605
6.75%, 03/15/32	2,845	3,072,260
6.88%, 01/10/39	830	933,318
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	1,340	1,327,238
5.35%, 08/01/33 (Call 05/01/33)	1,160	1,139,807
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	2,165	2,075,843
4.95%, 08/15/25 (Call 05/15/25)	1,532	1,520,226
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	510	452,881
5.90%, 02/01/27	160	160,703
5.95%, 02/01/37(b)	455	454,476
6.75%, 01/15/28	40	41,292
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,480	2,751,459
2.90%, 12/15/29 (Call 09/15/29)	2,636	2,298,717
3.85%, 12/15/26 (Call 09/15/26)	5,442	5,220,752
4.40%, 06/15/28 (Call 03/15/28)	9,994	9,571,434
4.85%, 04/27/35 (Call 10/27/34)	1,806	1,669,616
5.05%, 06/01/29 (Call 05/01/29)	1,900	1,858,486
5.05%, 04/27/45 (Call 10/27/44)	1,883	1,688,149
5.25%, 06/01/31 (Call 04/01/31)	1,780	1,733,839
5.35%, 06/01/34 (Call 03/01/34)	2,315	2,238,297
5.40%, 01/15/27	3,975	3,967,657
5.40%, 07/31/33 (Call 04/30/33)	4,560	4,441,239
5.60%, 07/31/53 (Call 01/31/53)	1,600	1,542,365
6.15%, 12/15/40	2,300	2,340,555
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	2,370	1,948,984
2.80%, 06/15/50 (Call 12/15/49)	4,128	2,578,804
3.55%, 01/15/26 (Call 10/15/25)	6,038	5,867,880
3.60%, 03/01/35 (Call 09/01/34)	2,443	2,091,643
Security	Par (000)	Value
Aerospace & Defense (continued)
3.80%, 03/01/45 (Call 09/01/44)	$4,800	$3,737,578
3.90%, 06/15/32 (Call 03/15/32)	3,815	3,482,382
4.07%, 12/15/42	3,393	2,797,311
4.09%, 09/15/52 (Call 03/15/52)	6,771	5,334,595
4.15%, 06/15/53 (Call 12/15/52)	4,050	3,209,897
4.30%, 06/15/62 (Call 12/15/61)	4,180	3,309,387
4.45%, 05/15/28 (Call 04/15/28)	1,185	1,153,927
4.50%, 02/15/29 (Call 01/15/29)	1,765	1,716,566
4.50%, 05/15/36 (Call 11/15/35)	2,200	2,010,663
4.70%, 05/15/46 (Call 11/15/45)	5,044	4,459,748
4.75%, 02/15/34 (Call 11/15/33)	3,375	3,225,154
4.80%, 08/15/34 (Call 05/15/34)	2,360	2,259,438
4.95%, 10/15/25 (Call 09/15/25)	1,345	1,339,021
5.10%, 11/15/27 (Call 10/15/27)	4,550	4,547,750
5.20%, 02/15/55 (Call 08/15/54)	1,310	1,230,484
5.20%, 02/15/64 (Call 08/15/63)	1,520	1,412,900
5.25%, 01/15/33 (Call 10/15/32)	4,000	3,994,344
5.70%, 11/15/54 (Call 05/15/54)	2,395	2,420,577
5.72%, 06/01/40	1,662	1,676,396
5.90%, 11/15/63 (Call 05/15/63)	2,005	2,070,064
Series B, 6.15%, 09/01/36	2,490	2,638,789
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	2,971	2,819,543
3.25%, 01/15/28 (Call 10/15/27)	8,908	8,293,483
3.85%, 04/15/45 (Call 10/15/44)	2,544	1,945,028
4.03%, 10/15/47 (Call 04/15/47)	8,986	6,942,978
4.40%, 05/01/30 (Call 02/01/30)	1,767	1,682,137
4.60%, 02/01/29 (Call 01/01/29)	2,300	2,231,609
4.70%, 03/15/33 (Call 12/15/32)	3,490	3,306,747
4.75%, 06/01/43	5,054	4,449,396
4.90%, 06/01/34 (Call 03/01/34)	2,340	2,229,562
4.95%, 03/15/53 (Call 09/15/52)	3,145	2,786,755
5.05%, 11/15/40	1,868	1,727,475
5.15%, 05/01/40 (Call 11/01/39)	2,255	2,112,326
5.20%, 06/01/54 (Call 12/01/53)	4,895	4,499,728
5.25%, 05/01/50 (Call 11/01/49)	4,098	3,806,426
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	4,241	3,326,298
2.25%, 07/01/30 (Call 04/01/30)	4,750	3,964,035
2.38%, 03/15/32 (Call 12/15/31)	4,167	3,332,287
2.65%, 11/01/26 (Call 08/01/26)	2,155	2,018,072
2.82%, 09/01/51 (Call 03/01/51)	4,274	2,551,368
3.03%, 03/15/52 (Call 09/15/51)	5,617	3,494,846
3.13%, 05/04/27 (Call 02/04/27)	5,886	5,523,876
3.13%, 07/01/50 (Call 01/01/50)	5,385	3,467,482
3.50%, 03/15/27 (Call 12/15/26)	5,800	5,521,069
3.75%, 11/01/46 (Call 05/01/46)	4,889	3,584,795
3.95%, 08/16/25 (Call 06/16/25)	6,589	6,459,987
4.05%, 05/04/47 (Call 11/04/46)	3,423	2,625,852
4.13%, 11/16/28 (Call 08/16/28)	10,134	9,633,336
4.15%, 05/15/45 (Call 11/16/44)	4,735	3,727,772
4.35%, 04/15/47 (Call 10/15/46)	5,046	4,073,063
4.45%, 11/16/38 (Call 05/16/38)	3,265	2,820,980
4.50%, 06/01/42	14,617	12,417,247
4.63%, 11/16/48 (Call 05/16/48)	6,623	5,576,570
4.70%, 12/15/41	2,640	2,285,198
4.80%, 12/15/43 (Call 06/15/43)	2,859	2,481,609
4.88%, 10/15/40	1,409	1,257,437
5.00%, 02/27/26 (Call 01/27/26)	2,500	2,481,685
5.15%, 02/27/33 (Call 11/27/32)	5,040	4,892,828
5.38%, 02/27/53 (Call 08/27/52)	4,365	4,073,705
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.40%, 05/01/35	$582	$569,682
5.70%, 04/15/40	770	754,697
5.75%, 11/08/26 (Call 10/08/26)	5,320	5,358,812
5.75%, 01/15/29 (Call 12/15/28)	3,035	3,082,753
6.00%, 03/15/31 (Call 01/15/31)	7,200	7,383,863
6.05%, 06/01/36	220	223,530
6.10%, 03/15/34 (Call 12/15/33)	6,170	6,381,384
6.13%, 07/15/38	1,070	1,092,339
6.40%, 03/15/54 (Call 09/15/53)	3,025	3,244,812
7.20%, 08/15/27	2,248	2,370,656
7.50%, 09/15/29	1,998	2,178,598
		521,390,956
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	4,200	4,061,747
2.45%, 02/04/32 (Call 11/04/31)	7,835	6,185,829
2.63%, 09/16/26 (Call 06/16/26)	2,850	2,668,709
3.40%, 05/06/30 (Call 02/06/30)	4,134	3,664,758
3.40%, 02/04/41 (Call 08/04/40)	5,927	4,141,665
3.70%, 02/04/51 (Call 08/04/50)	5,462	3,589,769
3.88%, 09/16/46 (Call 03/16/46)	6,822	4,822,463
4.00%, 02/04/61 (Call 08/04/60)	3,935	2,672,231
4.25%, 08/09/42	4,059	3,162,613
4.40%, 02/14/26 (Call 12/14/25)	5,586	5,472,073
4.45%, 05/06/50 (Call 11/06/49)	2,723	2,053,729
4.50%, 05/02/43	3,308	2,650,113
4.80%, 02/14/29 (Call 11/14/28)	4,849	4,706,317
5.38%, 01/31/44(b)	7,547	7,052,568
5.80%, 02/14/39 (Call 08/14/38)	8,392	8,182,194
5.95%, 02/14/49 (Call 08/14/48)	8,462	8,155,087
6.20%, 11/01/28 (Call 10/01/28)	1,740	1,782,605
6.88%, 11/01/33 (Call 08/01/33)	1,380	1,458,912
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,960	5,594,039
2.70%, 09/15/51 (Call 03/15/51)	1,460	871,801
2.90%, 03/01/32 (Call 12/01/31)	2,505	2,090,660
3.25%, 03/27/30 (Call 12/27/29)	4,256	3,796,858
3.75%, 09/15/47 (Call 03/15/47)	2,819	2,047,684
4.02%, 04/16/43	1,747	1,355,430
4.50%, 08/15/33 (Call 05/15/33)	1,540	1,432,000
4.50%, 03/15/49 (Call 09/15/48)	3,314	2,724,062
4.54%, 03/26/42	1,252	1,078,361
5.38%, 09/15/35	666	656,499
5.94%, 10/01/32	802	831,577
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	3,415	3,001,732
2.73%, 03/25/31 (Call 12/25/30)	5,028	4,154,155
3.22%, 09/06/26 (Call 07/06/26)	5,811	5,499,773
3.46%, 09/06/29 (Call 06/06/29)	2,032	1,817,408
3.56%, 08/15/27 (Call 05/15/27)	3,908	3,665,795
3.73%, 09/25/40 (Call 03/25/40)	4,573	3,310,814
3.98%, 09/25/50 (Call 03/25/50)	4,251	2,965,033
4.39%, 08/15/37 (Call 02/15/37)	9,659	7,927,127
4.54%, 08/15/47 (Call 02/15/47)	9,601	7,171,149
4.70%, 04/02/27 (Call 02/02/27)	4,284	4,178,248
4.74%, 03/16/32 (Call 12/16/31)	3,830	3,573,948
4.76%, 09/06/49 (Call 03/06/49)	4,723	3,635,516
4.91%, 04/02/30 (Call 01/02/30)	4,123	3,947,400
5.28%, 04/02/50 (Call 10/02/49)	2,147	1,776,835
5.65%, 03/16/52 (Call 09/16/51)	2,485	2,163,436
5.83%, 02/20/31 (Call 12/20/30)	2,705	2,706,618
Security	Par (000)	Value
Agriculture (continued)
6.00%, 02/20/34 (Call 11/20/33)	$2,905	$2,887,589
6.34%, 08/02/30 (Call 06/02/30)	4,285	4,398,484
6.42%, 08/02/33 (Call 05/02/33)	5,280	5,426,822
7.08%, 08/02/43 (Call 02/02/43)	3,215	3,336,237
7.08%, 08/02/53 (Call 02/02/53)	4,400	4,609,376
7.75%, 10/19/32 (Call 07/19/32)	2,676	2,970,588
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	4,229	3,926,835
4.45%, 03/16/28 (Call 02/16/28)	4,700	4,499,206
5.93%, 02/02/29 (Call 01/02/29)	4,125	4,163,202
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,480	4,253,890
2.75%, 05/14/31 (Call 02/14/31)	5,590	4,685,688
3.25%, 08/15/26 (Call 05/15/26)	4,128	3,919,332
3.75%, 09/25/27 (Call 06/25/27)	3,021	2,856,936
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,854	2,610,026
1.50%, 05/01/25 (Call 04/01/25)	3,659	3,516,247
1.75%, 11/01/30 (Call 08/01/30)	3,478	2,769,887
2.10%, 05/01/30 (Call 02/01/30)	2,718	2,250,102
2.75%, 02/25/26 (Call 11/25/25)	4,335	4,134,697
3.13%, 08/17/27 (Call 05/17/27)	2,635	2,468,029
3.13%, 03/02/28 (Call 12/02/27)	3,086	2,845,527
3.38%, 08/11/25 (Call 05/11/25)	4,153	4,046,155
3.38%, 08/15/29 (Call 05/15/29)	5,338	4,862,722
3.88%, 08/21/42	4,656	3,555,157
4.13%, 03/04/43	3,749	2,956,430
4.25%, 11/10/44	2,898	2,299,050
4.38%, 11/15/41	4,582	3,781,469
4.50%, 03/20/42	4,330	3,611,548
4.75%, 02/12/27	3,125	3,079,114
4.88%, 02/13/26	5,465	5,414,872
4.88%, 02/15/28 (Call 01/15/28)	6,415	6,306,103
4.88%, 02/13/29 (Call 01/13/29)	2,995	2,924,213
4.88%, 11/15/43	2,955	2,568,377
5.00%, 11/17/25	4,500	4,465,795
5.13%, 11/17/27 (Call 10/17/27)	5,867	5,811,969
5.13%, 02/15/30 (Call 12/15/29)	5,730	5,632,373
5.13%, 02/13/31 (Call 12/13/30)	3,985	3,874,626
5.25%, 09/07/28 (Call 08/07/28)	1,785	1,776,289
5.25%, 02/13/34 (Call 11/13/33)	6,655	6,420,009
5.38%, 02/15/33 (Call 11/15/32)	7,210	7,065,572
5.50%, 09/07/30 (Call 07/07/30)	1,640	1,635,530
5.63%, 11/17/29 (Call 09/17/29)	4,630	4,669,715
5.63%, 09/07/33 (Call 06/07/33)	2,475	2,460,530
5.75%, 11/17/32 (Call 08/17/32)	3,881	3,908,395
6.38%, 05/16/38	5,463	5,744,405
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	7,032	6,919,813
5.70%, 08/15/35 (Call 02/15/35)	3,144	3,017,500
5.85%, 08/15/45 (Call 02/15/45)	8,993	8,091,610
6.15%, 09/15/43	2,291	2,194,698
7.25%, 06/15/37	2,170	2,286,165
		354,366,244
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28(b)	694	658,422
Series 2015-1, Class A, 3.38%, 11/01/28	1,087	1,018,151
Series 2015-2, Class AA, 3.60%, 03/22/29	1,820	1,697,149
Series 2016-1, Class AA, 3.58%, 07/15/29	1,373	1,274,163
Series 2016-2, Class AA, 3.20%, 12/15/29	2,324	2,121,466
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	$1,017	$917,302
Series 2017-1, Class AA, 3.65%, 08/15/30	2,539	2,351,861
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	2,159	1,963,826
Series 2019-1, Class AA, 3.15%, 08/15/33(b)	2,535	2,209,631
Series A, Class A, 2.88%, 01/11/36	4,805	4,003,793
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	4,649	4,157,331
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	2,773	2,535,016
Series 2019-1, Class AA, 2.75%, 11/15/33	2,111	1,779,288
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,568	2,177,442
3.00%, 11/15/26 (Call 08/15/26)	2,125	1,990,598
3.45%, 11/16/27 (Call 08/16/27)	1,873	1,738,220
5.13%, 06/15/27 (Call 04/15/27)	9,247	9,117,297
5.25%, 05/04/25 (Call 04/04/25)	6,684	6,642,507
United Airlines Pass Through Trust
5.80%, 07/15/37	7,066	7,017,500
Series 2013-1, Class A, 4.30%, 02/15/27	2,405	2,345,677
Series 2014-1, Class A, 4.00%, 10/11/27(b)	2,149	2,064,417
Series 2014-2, Class A, 3.75%, 03/03/28	3,334	3,174,775
Series 2016-1, Class AA, 3.10%, 01/07/30	2,750	2,495,734
Series 2016-2, Class AA, 2.88%, 04/07/30	2,549	2,289,405
Series 2018-1, Class AA, 3.50%, 09/01/31	3,156	2,860,505
Series 2019, Class AA, 4.15%, 02/25/33	1,299	1,195,408
Series 2019-2, Class AA, 2.70%, 11/01/33	3,102	2,637,175
Series 2020-1, 5.88%, 04/15/29	4,401	4,374,330
Series 2020-1, Class B, 4.88%, 07/15/27	1,942	1,904,804
		80,713,193
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	4,493	4,199,025
2.75%, 03/27/27 (Call 01/27/27)	6,113	5,728,479
2.85%, 03/27/30 (Call 12/27/29)	7,050	6,224,151
3.25%, 03/27/40 (Call 09/27/39)	4,400	3,366,144
3.38%, 11/01/46 (Call 05/01/46)	2,165	1,548,774
3.38%, 03/27/50 (Call 09/27/49)	4,727	3,341,402
3.63%, 05/01/43 (Call 11/01/42)	3,519	2,728,698
3.88%, 11/01/45 (Call 05/01/45)	6,133	4,821,586
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,768	2,722,403
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,489	2,177,644
3.75%, 09/15/25 (Call 07/15/25)	2,759	2,688,923
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	2,428	1,926,575
4.13%, 07/15/27 (Call 04/15/27)	1,526	1,436,094
7.00%, 11/27/26	4,660	4,746,542
7.05%, 11/27/25	1,875	1,904,098
7.35%, 11/27/28 (Call 10/27/28)	4,195	4,326,977
7.70%, 11/27/30 (Call 09/27/30)	2,509	2,596,876
7.85%, 11/27/33 (Call 08/27/33)	4,620	4,832,922
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	3,069	2,746,632
2.95%, 04/23/30 (Call 01/23/30)(b)	3,764	3,001,403
		67,065,348
Security	Par (000)	Value
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.00%, 09/10/25	$1,404	$1,321,633
1.20%, 07/08/25	2,751	2,615,312
1.30%, 09/09/26	4,535	4,131,409
1.80%, 01/13/31	1,932	1,557,188
2.00%, 03/24/28	3,020	2,674,977
2.25%, 01/12/29	3,755	3,291,128
2.30%, 09/09/26	3,331	3,107,443
2.35%, 01/08/27	2,106	1,951,075
3.50%, 02/15/28	3,496	3,285,970
4.60%, 04/17/30	3,710	3,568,105
4.70%, 01/12/28	2,500	2,455,392
4.75%, 01/12/26	1,055	1,044,456
4.90%, 03/12/27	2,745	2,717,443
4.90%, 03/13/29	4,475	4,387,373
4.90%, 01/10/34	1,825	1,738,429
4.95%, 01/09/26	3,190	3,165,308
5.00%, 05/23/25	2,035	2,024,082
5.13%, 07/07/28	2,925	2,905,624
5.25%, 07/07/26	1,975	1,971,043
5.65%, 11/15/28	2,975	3,015,985
5.80%, 10/03/25	2,215	2,223,099
5.85%, 10/04/30	2,985	3,056,087
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,095	1,971,405
1.50%, 09/01/30 (Call 06/01/30)	2,919	2,335,229
2.60%, 09/01/50 (Call 03/01/50)(b)	4,315	2,538,291
4.88%, 10/01/43 (Call 04/01/43)	1,491	1,349,971
4.90%, 02/20/29 (Call 01/20/29)	655	647,094
5.15%, 02/20/34 (Call 11/20/33)	870	853,137
5.45%, 02/20/54 (Call 08/20/53)	760	731,202
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	9,115	7,346,684
4.35%, 12/08/26 (Call 09/08/26)	400	385,985
4.75%, 01/15/43	9,430	7,438,423
5.29%, 12/08/46 (Call 06/08/46)(b)	4,750	3,994,919
6.10%, 08/19/32 (Call 05/19/32)	6,145	6,023,916
6.63%, 10/01/28(b)	302	310,382
7.40%, 11/01/46	1,695	1,791,400
7.45%, 07/16/31	3,280	3,475,480
9.63%, 04/22/30 (Call 01/22/30)	670	768,938
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	3,515	3,263,001
2.90%, 02/16/28 (Call 12/16/27)	1,550	1,378,744
2.90%, 02/10/29 (Call 12/10/28)	1,540	1,329,002
3.38%, 11/13/25 (Call 10/13/25)	8,610	8,267,676
3.63%, 06/17/31 (Call 03/17/31)	2,970	2,506,189
3.82%, 11/02/27 (Call 08/02/27)	611	566,098
4.00%, 11/13/30 (Call 08/13/30)	7,160	6,243,428
4.13%, 08/04/25	4,800	4,682,752
4.13%, 08/17/27 (Call 06/17/27)	2,640	2,479,883
4.27%, 01/09/27 (Call 11/09/26)	1,390	1,324,636
4.39%, 01/08/26	8,260	8,029,447
4.54%, 08/01/26 (Call 06/01/26)	4,746	4,592,281
4.69%, 06/09/25 (Call 04/09/25)	1,300	1,280,120
4.95%, 05/28/27 (Call 04/28/27)	3,565	3,443,576
5.11%, 05/03/29 (Call 02/03/29)	7,595	7,236,253
5.13%, 06/16/25 (Call 05/16/25)	465	459,991
5.80%, 03/05/27 (Call 02/05/27)	7,910	7,859,659
5.80%, 03/08/29 (Call 02/08/29)	3,180	3,125,105
6.05%, 03/05/31 (Call 01/05/31)	3,870	3,801,137
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.13%, 03/08/34 (Call 12/08/33)	$6,010	$5,842,692
6.80%, 05/12/28 (Call 04/12/28)	5,875	5,994,863
6.80%, 11/07/28 (Call 10/07/28)	7,580	7,749,540
6.95%, 03/06/26 (Call 02/06/26)	5,475	5,549,777
6.95%, 06/10/26 (Call 05/10/26)	6,409	6,503,355
7.12%, 11/07/33 (Call 08/07/33)	6,000	6,249,713
7.20%, 06/10/30 (Call 04/10/30)	2,470	2,559,053
7.35%, 11/04/27 (Call 10/04/27)	6,300	6,514,968
7.35%, 03/06/30 (Call 01/06/30)	4,740	4,933,621
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	3,674	3,505,566
5.00%, 10/01/28 (Call 07/01/28)	3,795	3,707,341
5.00%, 04/01/35	3,713	3,392,880
5.15%, 04/01/38 (Call 10/01/37)	4,070	3,659,454
5.20%, 04/01/45	5,737	4,912,082
5.40%, 10/15/29 (Call 08/15/29)	2,560	2,517,858
5.40%, 04/01/48 (Call 10/01/47)	3,996	3,490,064
5.60%, 10/15/32 (Call 07/15/32)(b)	5,235	5,142,426
5.95%, 04/01/49 (Call 10/01/48)(b)	3,982	3,743,723
6.13%, 10/01/25 (Call 09/01/25)	8,681	8,711,575
6.25%, 10/02/43	4,885	4,756,354
6.60%, 04/01/36 (Call 10/01/35)	5,145	5,282,994
6.75%, 04/01/46 (Call 10/01/45)	3,482	3,576,663
6.80%, 10/01/27 (Call 08/01/27)	4,711	4,865,154
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	2,843	2,642,900
1.50%, 06/10/26 (Call 05/10/26)	6,460	5,924,812
2.35%, 02/26/27 (Call 01/26/27)	4,260	3,892,649
2.35%, 01/08/31 (Call 10/08/30)	2,490	2,000,560
2.40%, 04/10/28 (Call 02/10/28)	3,990	3,529,109
2.40%, 10/15/28 (Call 08/15/28)	5,122	4,454,021
2.70%, 08/20/27 (Call 06/20/27)	2,924	2,667,487
2.70%, 06/10/31 (Call 03/10/31)	5,130	4,157,723
2.75%, 06/20/25 (Call 05/20/25)	5,954	5,751,630
3.10%, 01/12/32 (Call 10/12/31)	3,592	2,959,456
3.60%, 06/21/30 (Call 03/21/30)	3,541	3,117,091
3.85%, 01/05/28 (Call 10/05/27)	2,319	2,175,554
4.00%, 10/06/26 (Call 07/06/26)	3,870	3,719,931
4.30%, 07/13/25 (Call 04/13/25)	3,153	3,096,276
4.30%, 04/06/29 (Call 02/06/29)	1,640	1,537,771
4.35%, 01/17/27 (Call 10/17/26)	5,504	5,324,768
5.00%, 04/09/27 (Call 03/09/27)	4,970	4,883,651
5.25%, 03/01/26 (Call 12/01/25)	5,890	5,845,804
5.40%, 04/06/26	2,720	2,704,026
5.40%, 05/08/27	2,710	2,690,698
5.55%, 07/15/29 (Call 06/15/29)	1,470	1,447,536
5.65%, 01/17/29 (Call 10/17/28)	2,599	2,575,676
5.75%, 02/08/31 (Call 12/08/30)	2,125	2,099,482
5.80%, 06/23/28 (Call 05/23/28)	3,195	3,199,472
5.80%, 01/07/29 (Call 12/07/28)	4,480	4,468,705
5.85%, 04/06/30 (Call 02/06/30)	2,480	2,472,449
5.95%, 04/04/34 (Call 01/04/34)	4,855	4,750,656
6.00%, 01/09/28 (Call 12/09/27)	3,610	3,641,455
6.05%, 10/10/25	5,607	5,620,992
6.10%, 01/07/34 (Call 10/07/33)	6,002	5,962,962
6.40%, 01/09/33 (Call 10/09/32)	4,788	4,875,739
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)	2,310	2,145,009
2.97%, 03/10/32 (Call 12/10/31)	3,740	3,215,077
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,519	7,708,749
Security	Par (000)	Value
Auto Manufacturers (continued)
PACCAR Financial Corp.
1.10%, 05/11/26	$2,594	$2,390,298
2.00%, 02/04/27(b)	1,655	1,521,008
3.55%, 08/11/25	1,853	1,810,939
4.45%, 03/30/26	1,425	1,406,530
4.60%, 01/10/28	1,535	1,504,145
4.60%, 01/31/29	1,535	1,497,968
4.95%, 10/03/25	2,879	2,859,973
4.95%, 08/10/28	100	99,146
5.00%, 03/22/34	1,390	1,350,332
5.05%, 08/10/26	560	557,574
5.20%, 11/09/26	1,495	1,494,386
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	3,745	3,479,830
2.36%, 03/25/31 (Call 12/25/30)(b)	1,995	1,687,616
2.76%, 07/02/29	1,378	1,243,557
3.67%, 07/20/28	2,910	2,766,899
5.12%, 07/13/28 (Call 06/13/28)	1,838	1,837,697
5.12%, 07/13/33 (Call 04/13/33)(b)	1,490	1,518,932
5.28%, 07/13/26 (Call 06/13/26)	1,265	1,264,249
Toyota Motor Credit Corp.
0.80%, 10/16/25	2,054	1,925,178
0.80%, 01/09/26	765	709,344
1.13%, 06/18/26	6,159	5,640,289
1.15%, 08/13/27	2,222	1,951,861
1.65%, 01/10/31	3,300	2,621,744
1.90%, 01/13/27	3,885	3,555,790
1.90%, 04/06/28	4,189	3,704,018
1.90%, 09/12/31	2,905	2,305,042
2.15%, 02/13/30	4,400	3,718,997
2.40%, 01/13/32	835	681,716
3.05%, 03/22/27	7,045	6,632,908
3.05%, 01/11/28	3,275	3,036,927
3.20%, 01/11/27	4,717	4,470,418
3.38%, 04/01/30	4,439	4,015,492
3.65%, 08/18/25	3,645	3,564,727
3.65%, 01/08/29	3,325	3,106,553
3.95%, 06/30/25	4,160	4,091,426
4.45%, 05/18/26	4,060	3,993,023
4.45%, 06/29/29	3,710	3,586,119
4.55%, 09/20/27	1,915	1,873,098
4.55%, 05/17/30	3,155	3,033,759
4.63%, 01/12/28	3,150	3,090,979
4.65%, 01/05/29	1,900	1,855,901
4.70%, 01/12/33	2,035	1,943,096
4.80%, 01/05/26	3,030	3,004,837
4.80%, 01/05/34	790	750,717
5.00%, 08/14/26	4,565	4,534,484
5.10%, 03/21/31	2,490	2,453,738
5.25%, 09/11/28	1,725	1,725,438
5.40%, 11/10/25	4,225	4,228,631
5.40%, 11/20/26	3,470	3,475,577
5.45%, 11/10/27	4,135	4,163,450
5.55%, 11/20/30	4,030	4,069,580
5.60%, 09/11/25	1,180	1,184,176
Series B, 5.00%, 03/19/27	3,140	3,115,075
		550,566,774
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	6,690	3,941,285
4.35%, 03/15/29 (Call 12/15/28)	1,650	1,573,223
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
4.40%, 10/01/46 (Call 04/01/46)	$1,212	$910,047
5.40%, 03/15/49 (Call 09/15/48)(b)	1,602	1,390,748
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	3,935	3,325,449
4.15%, 05/01/52 (Call 11/01/51)	4,830	3,478,668
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,753	4,351,692
4.38%, 03/15/45 (Call 09/15/44)	2,280	1,780,155
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,950	1,556,192
3.50%, 05/30/30 (Call 02/28/30)	1,940	1,710,549
3.55%, 01/15/52 (Call 07/15/51)	1,230	804,735
3.80%, 09/15/27 (Call 06/15/27)	1,959	1,854,993
4.25%, 05/15/29 (Call 02/15/29)	2,405	2,256,540
5.25%, 05/15/49 (Call 11/15/48)	1,920	1,677,129
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,483	1,249,035
4.15%, 10/01/25 (Call 07/01/25)	3,614	3,543,697
5.05%, 03/14/29 (Call 02/14/29)	2,880	2,819,590
5.50%, 03/21/33 (Call 12/21/32)	1,430	1,426,932
5.98%, 03/21/26 (Call 05/13/24)	165	165,021
		39,815,680
Banks — 5.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	4,199	4,092,466
5.09%, 12/08/25	1,810	1,800,701
5.38%, 07/03/25	4,340	4,333,124
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	5,270	5,200,054
5.00%, 03/18/26	4,500	4,468,100
5.67%, 10/03/25	5,460	5,476,258
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,115	5,732,292
5.38%, 03/13/29	2,800	2,769,660
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	4,680	4,666,304
6.03%, 03/13/35 (Call 03/13/34), (1-year CMT + 1.950%)(a)	2,800	2,744,666
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)	1,000	1,010,349
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(a)	2,825	3,031,179
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	4,763	4,312,814
1.85%, 03/25/26	6,489	6,025,205
2.75%, 05/28/25	8,089	7,833,321
2.75%, 12/03/30	3,800	3,086,364
2.96%, 03/25/31	4,180	3,496,362
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	4,330	3,500,737
3.31%, 06/27/29	6,112	5,472,251
3.49%, 05/28/30	4,443	3,908,780
3.80%, 02/23/28	3,584	3,336,729
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	5,223	4,970,488
4.25%, 04/11/27	6,848	6,562,944
4.38%, 04/12/28	4,694	4,452,006
5.15%, 08/18/25	3,435	3,396,168
5.18%, 11/19/25	6,886	6,792,268
Security	Par (000)	Value
Banks (continued)
5.29%, 08/18/27	$5,623	$5,547,894
5.54%, 03/14/30 (Call 03/14/29), (1-year CMT + 1.450%)(a)	4,800	4,707,926
5.55%, 03/14/28 (Call 03/14/27), (1-year CMT + 1.250%)(a)	4,600	4,543,367
5.59%, 08/08/28	5,900	5,864,603
6.35%, 03/14/34	6,700	6,544,437
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(a)	4,400	4,472,504
6.61%, 11/07/28	4,600	4,770,658
6.92%, 08/08/33	8,125	8,308,745
6.94%, 11/07/33	5,700	6,100,903
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)	11,093	10,361,917
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	12,158	11,554,108
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	20,883	19,152,722
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(a)	6,355	5,088,094
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(a)	12,396	9,852,962
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)	10,110	8,794,833
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(a)	16,455	13,111,525
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(a)	12,335	9,644,712
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)	15,915	13,385,722
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	10,540	9,704,172
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(a)	11,175	9,016,132
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(a)	14,144	11,882,460
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)	19,897	13,452,933
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(a)	15,954	13,154,069
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)	4,559	2,771,382
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(a)	9,138	7,945,222
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(a)	17,425	14,365,191
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)	8,800	5,534,657
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(a)	10,404	9,238,900
3.25%, 10/21/27 (Call 10/21/26)	11,785	11,029,633
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(a)	13,915	10,222,062
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(a)	23,322	21,608,337
3.50%, 04/19/26	11,736	11,319,335
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(a)	10,627	10,197,330
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)	9,971	9,369,116
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(a)	$9,629	$9,116,179
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(a)	12,063	11,506,140
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)	4,835	4,162,826
3.88%, 08/01/25	3,158	3,095,460
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)	4,800	3,690,358
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(a)	10,485	9,869,549
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(a)	11,978	11,126,610
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(a)	6,739	5,554,030
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(a)	19,878	15,385,170
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)	8,658	7,451,093
4.25%, 10/22/26	10,223	9,892,426
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)	12,804	12,144,576
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)	11,001	8,882,828
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	7,506	7,253,889
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(a)	8,566	7,046,072
4.45%, 03/03/26	9,586	9,388,017
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(a)	13,760	12,692,805
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	10,065	9,934,582
4.88%, 04/01/44	2,598	2,312,654
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	10,765	10,558,406
5.00%, 01/21/44	8,745	8,038,187
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)	18,350	17,524,839
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(a)	12,280	12,150,035
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	12,910	12,714,932
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(a)	19,335	18,623,435
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(a)	11,060	10,750,921
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(a)	10,730	10,792,885
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(a)	13,320	13,361,068
5.88%, 02/07/42	6,402	6,545,502
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(a)	8,685	8,726,488
6.11%, 01/29/37	9,792	9,966,602
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	7,979	8,144,158
6.22%, 09/15/26	3,579	3,618,617
7.75%, 05/14/38	7,939	9,269,383
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,663	9,237,331
Series L, 4.75%, 04/21/45	2,927	2,554,861
Security	Par (000)	Value
Banks (continued)
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(a)	$11,795	$10,944,916
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)	11,175	9,210,982
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(a)	4,760	3,315,260
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	7,210	7,227,373
5.65%, 08/18/25 (Call 07/18/25)	6,530	6,540,461
6.00%, 10/15/36	6,703	6,806,069
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(a)	4,335	4,010,315
1.25%, 09/15/26	10,311	9,347,109
1.85%, 05/01/25	7,352	7,086,331
2.65%, 03/08/27	6,550	6,074,521
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(a)	3,485	2,767,913
3.70%, 06/07/25	2,915	2,855,433
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	5,221	4,832,434
5.20%, 02/01/28 (Call 01/01/28)	6,395	6,354,509
5.27%, 12/11/26	4,425	4,399,198
5.30%, 06/05/26	3,815	3,800,277
5.72%, 09/25/28 (Call 08/25/28)	5,210	5,264,771
5.92%, 09/25/25	1,990	1,999,375
Series H, 4.70%, 09/14/27 (Call 08/14/27)	6,135	5,999,763
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	1,756	1,621,048
1.05%, 10/15/26 (Call 09/15/26)	2,866	2,587,584
1.65%, 07/14/28 (Call 05/14/28)	2,160	1,874,563
1.65%, 01/28/31 (Call 10/28/30)	1,412	1,127,666
1.80%, 07/28/31 (Call 04/28/31)	2,315	1,819,178
2.05%, 01/26/27 (Call 12/26/26)	4,035	3,713,432
2.45%, 08/17/26 (Call 05/17/26)	3,781	3,549,703
2.50%, 01/26/32 (Call 10/26/31)	1,845	1,510,366
2.80%, 05/04/26 (Call 02/04/26)	3,912	3,722,804
3.00%, 10/30/28 (Call 07/30/28)	2,289	2,071,816
3.25%, 05/16/27 (Call 02/16/27)	3,782	3,572,876
3.30%, 08/23/29 (Call 05/23/29)	4,074	3,667,466
3.40%, 01/29/28 (Call 10/29/27)	4,334	4,057,201
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	4,396	4,174,378
3.85%, 04/28/28	5,055	4,820,257
3.85%, 04/26/29 (Call 02/26/29)	2,705	2,542,577
3.95%, 11/18/25 (Call 10/18/25)	2,519	2,461,175
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	3,032	2,909,751
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(a)	2,747	2,522,170
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(a)	4,903	4,829,149
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	3,465	3,360,887
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(a)	2,565	2,466,593
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)	2,945	2,759,491
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	6,130	6,073,140
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(a)	$3,785	$3,606,857
4.98%, 03/14/30 (Call 03/14/29), (1-day SOFR +1.085%)(a)	6,285	6,152,791
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(a)	2,505	2,490,765
5.19%, 03/14/35 (Call 03/14/34), (1-day SOFR +1.418%)(a)	7,325	7,063,998
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	3,675	3,724,279
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	5,520	5,611,216
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(a)	3,915	4,045,280
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(a)	4,250	4,484,379
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,018	1,742,430
Bank of Nova Scotia (The)
1.05%, 03/02/26	5,405	4,986,382
1.30%, 06/11/25	6,807	6,495,754
1.30%, 09/15/26 (Call 06/15/26)	5,120	4,643,378
1.35%, 06/24/26	4,230	3,879,041
1.95%, 02/02/27	3,930	3,583,261
2.15%, 08/01/31	1,886	1,511,336
2.45%, 02/02/32	3,085	2,475,746
2.70%, 08/03/26	5,796	5,451,478
2.95%, 03/11/27	2,545	2,380,012
4.50%, 12/16/25	5,947	5,815,676
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)	4,662	4,113,520
4.75%, 02/02/26	1,810	1,786,076
4.85%, 02/01/30	5,030	4,871,646
5.25%, 06/12/28	2,745	2,723,772
5.35%, 12/07/26	3,625	3,606,124
5.45%, 06/12/25	2,820	2,813,619
5.65%, 02/01/34	3,415	3,400,194
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)	1,080	887,700
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	2,183	2,124,857
5.13%, 06/11/30 (Call 03/11/30)	1,359	1,222,173
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	8,351	7,624,443
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	3,849	3,177,664
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(a)	2,975	2,412,125
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(a)	5,223	5,060,103
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	5,823	4,713,503
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(a)	5,980	4,181,764
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	4,115	3,492,055
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)(b)	2,003	1,487,756
4.34%, 01/10/28 (Call 01/10/27)	5,215	4,954,591
4.38%, 01/12/26	11,362	11,097,283
4.84%, 05/09/28 (Call 05/07/27)	9,498	9,056,644
Security	Par (000)	Value
Banks (continued)
4.95%, 01/10/47	$6,815	$5,934,203
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	7,425	7,162,304
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)	6,123	5,785,662
5.20%, 05/12/26	7,778	7,632,625
5.25%, 08/17/45(b)	6,858	6,291,146
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	5,015	4,970,630
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	7,245	7,139,946
5.67%, 03/12/28 (Call 03/12/27), (1-day SOFR +1.490%)(a)	4,420	4,385,104
5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(a)	8,840	8,729,155
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)	3,780	3,690,074
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(a)	6,700	6,677,026
6.04%, 03/12/55 (Call 03/12/54), (1-day SOFR +2.420%)(a)	320	317,546
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(a)	7,825	7,843,374
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(a)	3,815	3,898,687
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(a)	1,375	1,390,646
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)	5,600	5,794,653
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)	10,340	10,683,893
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	2,794	2,845,323
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	3,426	3,579,397
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	7,355	7,957,317
BPCE SA, 3.38%, 12/02/26	1,983	1,891,178
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	4,703	4,401,028
1.25%, 06/22/26 (Call 05/22/26)	4,680	4,285,339
3.45%, 04/07/27 (Call 03/07/27)	3,795	3,596,685
3.60%, 04/07/32 (Call 03/07/32)	4,375	3,827,230
3.95%, 08/04/25	4,020	3,937,410
5.00%, 04/28/28 (Call 03/28/28)	4,585	4,494,768
5.26%, 04/08/29 (Call 03/08/29)	2,035	2,004,767
5.62%, 07/17/26	1,480	1,482,109
5.93%, 10/02/26	2,695	2,718,401
5.99%, 10/03/28 (Call 09/03/28)	2,055	2,089,171
6.09%, 10/03/33 (Call 07/03/33)	4,755	4,838,674
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	8,750	8,740,020
5.49%, 12/04/26 (Call 11/04/26)	8,890	8,898,242
5.57%, 04/30/34 (Call 03/30/34)	3,040	3,033,008
5.80%, 09/29/28 (Call 08/29/28)	6,350	6,466,527
5.86%, 09/29/25 (Call 08/29/25)	6,295	6,331,820
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(a)	10,938	10,093,547
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)	11,383	10,422,071
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(a)	$4,190	$3,357,095
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(a)	11,690	9,528,008
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(a)	14,860	12,424,163
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)	10,447	8,869,293
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)	5,295	3,613,651
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)	8,712	7,587,017
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(a)	11,825	9,793,220
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	8,540	7,964,708
3.20%, 10/21/26 (Call 07/21/26)	12,008	11,337,292
3.40%, 05/01/26	8,645	8,295,314
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	9,913	9,244,101
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	11,485	10,815,406
3.70%, 01/12/26	10,277	9,961,190
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(a)	10,950	9,521,773
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(a)	5,156	4,212,735
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	11,502	10,995,552
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	11,169	10,346,842
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	8,366	7,902,270
4.13%, 07/25/28	8,649	8,139,679
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(a)	5,689	4,603,517
4.30%, 11/20/26	4,698	4,551,445
4.40%, 06/10/25	5,910	5,820,694
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)	14,759	13,763,219
4.45%, 09/29/27	14,212	13,672,457
4.60%, 03/09/26	6,680	6,539,856
4.65%, 07/30/45	3,730	3,192,935
4.65%, 07/23/48 (Call 06/23/48)	10,438	8,918,493
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	4,730	4,609,861
4.75%, 05/18/46	9,148	7,678,319
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)	4,710	4,423,045
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(a)	5,725	5,600,493
5.30%, 05/06/44	4,705	4,342,900
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)	6,267	5,924,565
5.50%, 09/13/25	6,683	6,668,839
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	12,170	12,141,340
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(a)	7,855	7,574,649
5.88%, 02/22/33	2,122	2,143,377
5.88%, 01/30/42	6,459	6,517,513
Security	Par (000)	Value
Banks (continued)
6.00%, 10/31/33	$7,605	$7,684,452
6.13%, 08/25/36	2,838	2,841,965
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(a)	6,280	6,239,878
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)	11,060	11,361,779
6.63%, 01/15/28	2,787	2,905,090
6.63%, 06/15/32	5,515	5,768,760
6.68%, 09/13/43	5,549	5,921,739
8.13%, 07/15/39	9,693	11,843,424
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)(b)	2,593	2,455,715
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	2,827	2,712,450
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,076	887,093
2.64%, 09/30/32 (Call 07/02/32)	2,247	1,673,648
2.85%, 07/27/26 (Call 04/27/26)	2,780	2,599,994
3.25%, 04/30/30 (Call 01/30/30)	3,153	2,708,404
4.30%, 12/03/25 (Call 11/03/25)	1,149	1,115,309
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)	1,415	1,289,300
5.84%, 01/23/30 (Call 01/23/29), (1-day SOFR + 2.010%)(a)	640	626,321
6.65%, 04/25/35 (Call 04/25/34), (1-day SOFR +2.325%)(a)	2,980	2,991,324
Comerica Bank
4.00%, 07/27/25	1,180	1,141,651
5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(a)	2,290	2,002,273
Comerica Inc.
4.00%, 02/01/29 (Call 11/03/28)	3,186	2,878,439
5.98%, 01/30/30 (Call 01/30/29), (1-day SOFR + 2.155%)(a)	220	213,771
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	1,275	1,275,519
5.50%, 09/12/25	2,885	2,887,989
Cooperatieve Rabobank UA
3.75%, 07/21/26	5,613	5,358,899
4.38%, 08/04/25	5,554	5,439,175
5.25%, 05/24/41	7,221	6,947,577
5.25%, 08/04/45	4,655	4,328,988
5.75%, 12/01/43	4,875	4,737,541
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	3,947	3,861,895
4.80%, 01/09/29	1,450	1,414,547
4.85%, 01/09/26	2,260	2,241,137
5.04%, 03/05/27	2,510	2,486,411
5.50%, 07/18/25	3,370	3,367,939
5.50%, 10/05/26	3,760	3,763,685
Credit Suisse AG/New York
1.25%, 08/07/26	5,033	4,566,626
5.00%, 07/09/27	7,240	7,078,010
7.50%, 02/15/28	5,455	5,774,440
Deutsche Bank AG, 4.10%, 01/13/26	2,669	2,594,405
Deutsche Bank AG/New York
1.69%, 03/19/26	6,023	5,608,922
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	9,214	8,670,563
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	$6,793	$6,179,703
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	5,675	5,176,207
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)	2,774	2,273,868
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)	8,277	7,115,218
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(a)	6,320	5,212,066
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)	5,565	4,480,283
4.10%, 01/13/26	2,468	2,398,542
4.16%, 05/13/25	3,485	3,426,867
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	3,415	3,144,451
5.37%, 09/09/27	1,789	1,777,612
5.71%, 02/08/28 (Call 02/08/27), (1-day SOFR + 1.594%)(a)	1,835	1,817,339
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)	700	668,832
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)	3,335	3,332,488
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	4,825	4,921,207
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(a)	6,130	6,294,484
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(a)	6,065	6,046,101
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(a)	4,695	4,787,211
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	2,268	1,900,829
3.45%, 07/27/26 (Call 04/27/26)	4,378	4,136,746
4.25%, 03/13/26	2,205	2,135,766
4.65%, 09/13/28 (Call 06/13/28)	3,772	3,575,255
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)	3,089	2,790,337
2.55%, 05/05/27 (Call 04/05/27)	3,339	3,052,925
3.95%, 03/14/28 (Call 02/14/28)	370	347,616
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)	1,808	1,705,903
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)	1,266	1,120,569
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(a)	4,135	3,900,408
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(a)	1,370	1,330,717
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(a)	840	849,567
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	4,250	4,285,759
8.25%, 03/01/38	5,257	6,011,007
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	2,841	2,605,316
3.85%, 03/15/26 (Call 02/15/26)	3,364	3,228,701
3.95%, 07/28/25 (Call 06/28/25)	2,937	2,872,340
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(b)	1,636	1,510,586
Security	Par (000)	Value
Banks (continued)
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	$1,285	$1,252,211
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	940	953,014
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	535	525,657
Goldman Sachs Bank USA/New York, 5.28%, 03/18/27 (Call 03/18/26), (1-day SOFR +0.777%)(a)	6,865	6,822,970
Goldman Sachs Capital I, 6.35%, 02/15/34	6,333	6,393,517
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	5,312	4,925,376
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(a)	12,990	12,004,499
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	13,163	11,929,093
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	17,980	16,409,715
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(a)	10,575	8,349,270
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)	9,957	7,960,344
2.60%, 02/07/30 (Call 11/07/29)	9,316	7,982,315
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)	14,850	12,165,037
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	13,220	12,189,650
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(a)	12,605	10,203,325
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)	6,095	4,158,820
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)	16,630	13,842,247
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)	8,963	6,421,471
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)	7,075	5,198,170
3.50%, 11/16/26 (Call 11/16/25)	12,916	12,272,470
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(a)	10,905	10,317,122
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)	10,072	9,523,681
3.75%, 05/22/25 (Call 02/22/25)	9,315	9,135,717
3.75%, 02/25/26 (Call 11/25/25)	8,213	7,962,575
3.80%, 03/15/30 (Call 12/15/29)	9,947	9,096,141
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(a)	10,539	9,849,690
3.85%, 01/26/27 (Call 01/26/26)	13,524	12,974,117
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(a)	9,341	7,715,961
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)	13,036	12,363,454
4.25%, 10/21/25	9,904	9,696,289
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(a)	3,916	3,817,566
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(a)	5,853	5,036,340
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	10,695	10,325,827
4.75%, 10/21/45 (Call 04/21/45)	7,659	6,683,723
4.80%, 07/08/44 (Call 01/08/44)	6,529	5,750,695
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.15%, 05/22/45	$7,957	$7,281,024
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(a)	8,150	8,166,842
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(a)	9,240	9,233,866
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.552%)(a)	12,075	12,085,319
5.95%, 01/15/27	4,713	4,764,770
6.13%, 02/15/33	5,963	6,209,905
6.25%, 02/01/41	11,096	11,590,220
6.45%, 05/01/36	4,889	5,073,359
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(a)	10,940	11,291,831
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)	1,795	1,892,228
6.75%, 10/01/37	22,911	24,158,217
HSBC Bank USA NA, 7.00%, 01/15/39	3,195	3,522,296
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,115	1,064,195
5.88%, 11/01/34	1,940	1,965,097
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	6,090	5,577,227
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(a)	4,570	4,036,875
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	6,220	5,961,164
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	4,760	4,105,499
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	9,565	8,750,790
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(a)	6,468	5,257,109
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)	12,140	9,905,981
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)	5,398	4,552,959
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)	8,205	6,647,468
3.90%, 05/25/26	10,614	10,253,946
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(a)	12,505	11,458,274
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(a)	11,861	11,300,480
4.25%, 08/18/25	6,916	6,759,271
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(a)	10,979	10,738,139
4.30%, 03/08/26	13,357	13,044,468
4.38%, 11/23/26	6,651	6,434,130
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(a)	16,647	15,874,282
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	11,540	11,194,593
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(a)	7,540	6,828,443
4.95%, 03/31/30	10,810	10,425,149
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)	4,000	3,935,632
5.25%, 03/14/44	6,669	5,975,819
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)	9,485	9,153,568
Security	Par (000)	Value
Banks (continued)
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(a)	$6,360	$6,274,941
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(a)(b)	6,460	6,327,118
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(a)	6,735	6,739,276
6.10%, 01/14/42	3,292	3,405,685
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	7,510	7,597,601
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)	10,560	10,771,021
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(a)	9,795	10,012,041
6.50%, 05/02/36	8,722	8,821,477
6.50%, 09/15/37	10,167	10,268,707
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(a)	5,050	5,114,395
6.80%, 06/01/38	6,605	6,880,983
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	8,310	8,497,418
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	9,100	9,539,739
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(a)	6,680	7,113,421
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)	8,980	10,003,285
HSBC USA Inc., 5.29%, 03/04/27	2,155	2,146,954
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	1,830	1,347,645
2.55%, 02/04/30 (Call 11/04/29)	2,757	2,299,311
4.00%, 05/15/25 (Call 04/15/25)	1,866	1,829,969
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	2,550	2,443,219
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)	1,274	1,175,408
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(a)	4,600	4,411,976
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)	4,150	4,167,338
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	3,000	2,888,658
5.65%, 01/10/30 (Call 11/10/29)	3,790	3,718,975
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,520	2,371,992
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	5,146	4,764,344
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)	3,428	2,833,083
3.95%, 03/29/27	6,325	6,042,573
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(a)	3,038	2,896,464
4.05%, 04/09/29	5,075	4,733,213
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(b)	3,335	3,007,865
4.55%, 10/02/28	5,221	5,020,944
5.34%, 03/19/30 (Call 03/19/29), (1-day SOFR +1.440%)(a)	7,220	7,074,752
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.55%, 03/19/35 (Call 03/19/34), (1-day SOFR +1.770%)(a)	$6,050	$5,826,576
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(a)	2,590	2,602,487
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(a)	4,840	4,862,004
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)	5,591	5,153,997
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)	5,127	4,770,966
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	8,703	7,890,063
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)	8,016	7,396,964
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)	3,815	3,019,100
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)	12,135	9,637,409
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(a)	9,296	8,120,967
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)	7,685	6,945,771
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(a)	13,466	11,364,233
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(a)	6,005	3,970,807
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(a)	9,400	7,611,740
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)	9,624	7,919,949
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)	8,591	7,446,110
2.95%, 10/01/26 (Call 07/01/26)	13,326	12,597,508
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)	5,929	5,517,681
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(a)	6,231	5,328,111
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)	13,220	10,998,095
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(a)	5,813	4,222,022
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)	11,440	7,509,537
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(a)	6,240	4,496,847
3.20%, 06/15/26 (Call 03/15/26)	7,895	7,543,175
3.30%, 04/01/26 (Call 01/01/26)	12,414	11,933,747
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)	12,510	8,502,570
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)	10,163	9,472,094
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(a)	10,540	9,946,812
3.63%, 12/01/27 (Call 12/01/26)	6,931	6,525,106
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(a)	12,821	11,761,404
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(a)	12,381	11,810,556
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(a)	9,771	8,133,359
Security	Par (000)	Value
Banks (continued)
3.90%, 07/15/25 (Call 04/15/25)	$11,140	$10,926,274
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(a)	9,703	7,436,969
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(a)	11,233	10,906,312
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(a)	14,680	11,297,842
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(a)	7,984	7,534,731
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(a)	7,841	6,119,865
4.13%, 12/15/26	11,961	11,550,740
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)	11,047	10,471,045
4.25%, 10/01/27	6,923	6,677,932
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(a)	9,904	8,008,247
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(a)	12,658	12,236,973
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)	10,846	10,370,238
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)	13,150	12,425,062
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(a)	8,966	8,558,286
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(a)	8,430	7,852,016
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(a)	9,220	9,029,386
4.85%, 02/01/44	6,291	5,682,574
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)	17,630	16,772,297
4.95%, 06/01/45	5,751	5,211,362
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(a)	11,185	10,924,318
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(a)	7,135	7,032,735
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(a)	10,840	10,725,942
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(a)	6,735	6,529,305
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(a)	15,200	14,772,162
5.40%, 01/06/42	7,529	7,310,032
5.50%, 10/15/40	5,569	5,480,955
5.57%, 04/22/28 (Call 04/22/27), (1-day SOFR +0.930%)(a)	9,850	9,846,895
5.58%, 04/22/30 (Call 04/22/29), (1-day SOFR +1.160%)(a)	9,070	9,067,816
5.60%, 07/15/41	9,530	9,482,710
5.63%, 08/16/43	7,148	7,101,761
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)	15,315	15,229,412
5.77%, 04/22/35 (Call 04/22/34), (1-day SOFR +1.490%)(a)	12,015	12,037,635
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(a)	8,580	8,677,389
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(a)	7,890	8,051,254
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(a)	12,805	13,265,369
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.40%, 05/15/38	$10,911	$11,767,714
7.63%, 10/15/26	5,406	5,673,738
7.75%, 07/15/25	1,230	1,260,936
8.00%, 04/29/27	8,691	9,330,486
8.75%, 09/01/30	1,604	1,859,085
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	8,505	8,445,284
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	330	320,938
5.00%, 01/26/33 (Call 10/26/32)	3,153	2,827,359
KeyBank NA/Cleveland OH
3.30%, 06/01/25	930	897,871
3.40%, 05/20/26	2,995	2,811,597
3.90%, 04/13/29 (Call 03/13/29)	1,988	1,743,636
4.15%, 08/08/25(b)	1,650	1,602,718
4.39%, 12/14/27	1,180	1,099,386
4.90%, 08/08/32(b)	3,260	2,796,687
5.85%, 11/15/27 (Call 10/16/27)	3,598	3,531,299
6.95%, 02/01/28	230	232,724
KeyCorp
2.25%, 04/06/27	2,904	2,595,736
2.55%, 10/01/29	3,321	2,753,753
4.10%, 04/30/28	2,631	2,441,008
4.15%, 10/29/25	2,010	1,953,888
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)	3,528	3,126,909
6.40%, 03/06/35 (Call 03/06/34), (1-day SOFR + 2.420%)(a)	3,840	3,773,841
Korea Development Bank (The)
0.80%, 07/19/26	980	888,404
1.00%, 09/09/26	820	742,474
1.63%, 01/19/31	3,075	2,442,711
2.00%, 09/12/26(b)	995	922,388
2.00%, 10/25/31	3,730	2,976,962
2.25%, 02/24/27	690	636,857
3.00%, 01/13/26	3,813	3,670,715
3.38%, 09/16/25	3,765	3,658,777
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,740	5,980,135
0.00%, 06/29/37(b)(d)	14,383	7,534,300
0.38%, 07/18/25	10,955	10,324,736
0.63%, 01/22/26	10,246	9,484,620
0.75%, 09/30/30	4,559	3,557,427
1.00%, 10/01/26	5,584	5,081,253
1.75%, 09/14/29	9,147	7,841,261
2.00%, 05/02/25	8,248	7,977,545
2.88%, 04/03/28	10,822	10,056,668
3.00%, 05/20/27	1,755	1,658,357
3.13%, 06/10/25	1,385	1,351,753
3.63%, 04/01/26	4,470	4,348,539
3.75%, 02/15/28	3,510	3,372,566
3.88%, 06/15/28	4,790	4,615,197
4.00%, 03/15/29	1,080	1,041,923
4.13%, 07/15/33	10,655	10,103,693
4.38%, 03/01/27	610	600,369
4.38%, 02/28/34	740	714,625
4.63%, 08/07/26	11,232	11,129,137
4.75%, 10/29/30	1,595	1,590,932
5.00%, 03/16/26	15	14,963
5.13%, 09/29/25(b)	5,775	5,762,717
Security	Par (000)	Value
Banks (continued)
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	$6,335	$5,846,773
0.88%, 09/03/30	5,955	4,670,073
1.75%, 07/27/26(b)	4,005	3,724,084
2.38%, 06/10/25	3,610	3,490,591
3.88%, 09/28/27(b)	1,650	1,594,763
3.88%, 06/14/28	1,658	1,595,332
4.63%, 04/17/29	180	178,473
5.00%, 10/24/33	1,945	1,967,648
Series 37, 2.50%, 11/15/27	1,312	1,208,657
Series 40, 0.50%, 05/27/25	5,760	5,464,036
Lloyds Bank PLC, 3.50%, 05/14/25	220	215,039
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	3,080	2,826,552
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)	6,147	4,141,246
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	6,537	6,055,631
3.75%, 01/11/27	5,569	5,308,709
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	5,485	5,192,231
4.34%, 01/09/48	6,759	5,092,182
4.38%, 03/22/28	3,363	3,205,412
4.45%, 05/08/25	6,902	6,804,545
4.55%, 08/16/28	6,923	6,618,242
4.58%, 12/10/25	6,173	6,024,078
4.65%, 03/24/26	6,009	5,865,828
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(a)	3,828	3,768,567
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)	2,405	2,252,734
5.30%, 12/01/45(b)	3,659	3,248,133
5.46%, 01/05/28 (Call 01/05/27), (1-year CMT + 1.375%)(a)	5,520	5,468,744
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(a)	7,880	7,691,945
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	3,125	3,128,099
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(a)	7,065	7,076,191
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(a)	4,395	4,832,249
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	2,195	2,068,697
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(a)	3,680	3,312,217
6.08%, 03/13/32 (Call 03/13/31), (1-day SOFR +2.260%)(a)	4,950	4,827,083
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(a)	1,665	1,726,626
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,020	1,848,568
4.65%, 01/27/26 (Call 12/27/25)	2,845	2,770,052
4.70%, 01/27/28 (Call 12/27/27)	2,985	2,822,387
5.40%, 11/21/25 (Call 10/21/25)	2,440	2,407,159
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	4,224	4,014,248
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(a)	6,795	6,213,921
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	$3,955	$3,596,709
2.05%, 07/17/30	3,035	2,475,838
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	7,774	6,255,727
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	6,440	5,907,644
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(a)	3,384	2,743,237
2.56%, 02/25/30	4,700	4,006,839
2.76%, 09/13/26	3,565	3,347,554
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(a)	4,360	3,602,381
3.20%, 07/18/29	8,004	7,170,123
3.29%, 07/25/27	3,857	3,618,084
3.68%, 02/22/27	4,119	3,936,900
3.74%, 03/07/29	6,434	5,995,455
3.75%, 07/18/39	6,165	5,017,316
3.85%, 03/01/26	3,424	3,323,960
3.96%, 03/02/28	5,468	5,204,626
4.05%, 09/11/28	4,376	4,172,902
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)	3,850	3,690,644
4.15%, 03/07/39	2,181	1,874,919
4.29%, 07/26/38	2,347	2,060,416
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(a)	2,755	2,524,109
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(a)	5,475	5,389,096
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)	5,985	5,789,254
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(a)	2,335	2,309,446
5.26%, 04/17/30 (Call 04/17/29), (1-year CMT + 0.820%)(a)	3,180	3,131,854
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(a)	4,710	4,671,211
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(b)	3,025	2,979,234
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	4,380	4,367,331
5.43%, 04/17/35 (Call 04/17/34), (1-year CMT + 1.000%)(a)	6,140	5,995,799
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)	3,360	3,319,730
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)	3,120	3,088,704
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)	3,145	3,118,815
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(a)	3,818	3,490,704
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	4,073	3,728,493
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(a)	3,260	2,603,812
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	2,008	1,589,755
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(a)	4,265	3,475,893
Security	Par (000)	Value
Banks (continued)
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)	$3,719	$3,579,675
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)	2,610	2,071,049
2.56%, 09/13/31	3,695	2,935,461
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)	2,143	1,795,334
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)(b)	5,090	4,923,671
2.84%, 09/13/26	2,767	2,598,127
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(a)	2,130	1,847,180
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(a)	3,113	2,751,421
3.17%, 09/11/27	4,613	4,273,493
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(a)	2,070	1,846,924
3.66%, 02/28/27	2,622	2,494,779
4.02%, 03/05/28	5,425	5,151,507
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)	4,010	3,791,677
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(a)	4,945	4,857,044
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)	3,650	3,626,815
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(a)	3,400	3,310,573
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	2,970	2,968,202
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)	2,720	2,696,412
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)	2,780	2,771,520
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)	3,300	3,285,460
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(a)	4,160	4,144,109
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(a)	6,740	6,759,492
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	10,979	10,168,806
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	12,024	10,977,763
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(a)	7,808	7,194,625
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	8,660	6,747,626
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	14,640	11,449,716
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	15,887	12,625,438
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	9,575	8,829,150
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	14,553	11,237,303
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	10,048	8,081,393
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	16,847	14,417,199
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)	$9,884	$6,026,839
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	8,303	6,847,614
3.13%, 07/27/26	13,122	12,473,217
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)	6,081	4,402,480
3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(a)	14,442	13,587,109
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	6,714	6,029,651
3.63%, 01/20/27	12,375	11,825,764
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)	7,364	6,913,400
3.88%, 01/27/26	13,872	13,476,453
3.95%, 04/23/27	8,920	8,544,153
3.97%, 07/22/38 (Call 07/22/37), (1-day SOFR + 2.127%)(a)	11,585	9,512,589
4.00%, 07/23/25	8,408	8,246,124
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	7,560	7,284,313
4.30%, 01/27/45	11,359	9,451,040
4.35%, 09/08/26	9,874	9,597,056
4.38%, 01/22/47	9,655	8,002,842
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(a)	11,763	11,188,573
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(a)	6,457	5,631,687
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	8,375	8,263,375
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	7,575	7,127,445
5.00%, 11/24/25	9,791	9,687,878
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	2,820	2,791,860
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	7,315	7,197,149
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	10,950	10,773,390
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(a)	11,555	11,335,023
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(a)	13,375	12,845,115
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	8,360	7,828,636
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(a)	8,775	8,516,607
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(a)	4,150	4,122,842
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(a)	8,705	8,474,588
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)	8,295	8,190,858
5.65%, 04/13/28 (Call 04/13/27), (1-day SOFR +1.010%)(a)	9,070	9,082,810
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(a)	7,750	7,753,693
5.83%, 04/19/35 (Call 04/19/34), (1-day SOFR +1.580%)(a)	10,985	10,990,782
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(a)	5,140	4,953,860
Security	Par (000)	Value
Banks (continued)
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(a)	$8,295	$8,075,567
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(a)	1,350	1,357,320
6.25%, 08/09/26	6,126	6,220,031
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(a)	6,893	7,037,228
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	12,590	13,066,806
6.38%, 07/24/42	8,588	9,255,270
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(a)	5,605	5,778,818
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(a)	7,190	7,596,656
7.25%, 04/01/32	11,704	13,058,708
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	8,183	8,078,348
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(a)	6,250	6,153,103
5.48%, 07/16/25 (Call 06/16/25)	5,135	5,134,046
5.88%, 10/30/26 (Call 09/30/26)	8,615	8,690,875
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,506	5,180,371
3.38%, 01/14/26	5,424	5,246,512
3.50%, 06/09/25	315	308,284
3.91%, 06/09/27	365	350,428
4.75%, 12/10/25	3,505	3,474,476
4.79%, 01/10/29	2,750	2,690,271
4.90%, 06/13/28	3,030	2,986,687
4.94%, 01/12/28	3,715	3,671,606
4.97%, 01/12/26	3,129	3,105,635
5.20%, 05/13/25	3,185	3,175,711
National Bank of Canada, 5.60%, 12/18/28	3,470	3,463,529
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	6,170	5,652,262
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)	4,598	3,776,575
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(a)	5,422	5,008,678
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)	2,944	2,759,089
4.80%, 04/05/26	7,503	7,373,059
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(a)	6,815	6,568,813
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)	8,260	7,977,321
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(a)	3,170	3,137,037
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(a)	2,900	2,882,518
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(a)	6,570	6,435,879
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)	4,180	4,172,541
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(a)	3,075	3,072,953
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)	3,860	3,860,102
6.48%, 06/01/34 (Call 03/01/29), (5-year CMT + 2.200%)(a)	3,410	3,423,640
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	$6,265	$6,410,568
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	4,836	4,010,025
3.15%, 05/03/29 (Call 02/03/29)	3,497	3,193,576
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	4,301	3,994,401
3.65%, 08/03/28 (Call 05/03/28)	1,070	1,007,715
3.95%, 10/30/25	6,861	6,698,896
4.00%, 05/10/27 (Call 04/10/27)	10,140	9,791,027
6.13%, 11/02/32 (Call 08/02/32)(b)	2,726	2,805,647
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,960	2,766,349
0.50%, 02/02/26	4,485	4,132,704
2.88%, 05/23/25	915	891,119
3.63%, 09/09/27(b)	1,865	1,787,477
4.13%, 01/20/26	2,315	2,272,923
4.13%, 01/18/29	1,920	1,860,945
4.25%, 03/01/28(b)	2,045	1,995,500
4.63%, 11/03/25	1,870	1,850,790
5.00%, 10/23/26	2,240	2,235,708
PNC Bank NA
2.70%, 10/22/29	3,932	3,354,433
3.10%, 10/25/27 (Call 09/25/27)	5,298	4,886,668
3.25%, 06/01/25 (Call 05/02/25)	4,057	3,951,463
3.25%, 01/22/28 (Call 12/23/27)	3,944	3,639,258
4.05%, 07/26/28	5,749	5,382,726
4.20%, 11/01/25 (Call 10/02/25)	2,968	2,894,017
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,451	3,139,696
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)	3,838	3,091,053
2.55%, 01/22/30 (Call 10/24/29)	8,092	6,910,677
2.60%, 07/23/26 (Call 05/23/26)	3,676	3,456,266
3.15%, 05/19/27 (Call 04/19/27)	4,752	4,460,645
3.45%, 04/23/29 (Call 01/23/29)	8,525	7,775,869
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	3,372	3,081,934
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	5,355	5,276,042
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)	6,980	6,569,717
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(a)	4,765	4,721,418
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(a)	4,185	4,147,705
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)	4,540	4,519,506
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(a)	3,270	3,204,247
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(a)	3,440	3,440,406
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)	4,155	4,147,593
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	5,200	5,243,647
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(a)	4,535	4,632,182
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(a)	10,025	10,646,474
Security	Par (000)	Value
Banks (continued)
Regions Bank/Birmingham AL, 6.45%, 06/26/37	$2,515	$2,480,834
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	930	790,570
2.25%, 05/18/25 (Call 04/18/25)	2,705	2,604,089
7.38%, 12/10/37	1,963	2,118,020
Royal Bank of Canada
0.88%, 01/20/26	5,949	5,518,014
1.15%, 06/10/25	5,766	5,497,823
1.15%, 07/14/26	5,552	5,062,803
1.20%, 04/27/26	7,325	6,741,532
1.40%, 11/02/26	4,373	3,970,527
2.05%, 01/21/27	1,815	1,666,560
2.30%, 11/03/31	5,595	4,512,921
3.63%, 05/04/27	4,964	4,720,979
3.88%, 05/04/32	3,600	3,224,076
4.24%, 08/03/27	5,359	5,179,260
4.65%, 01/27/26	6,647	6,535,337
4.88%, 01/12/26	5,315	5,263,426
4.88%, 01/19/27	4,630	4,573,535
4.90%, 01/12/28	4,255	4,183,886
4.95%, 02/01/29(b)	2,480	2,435,408
5.00%, 02/01/33	6,450	6,213,236
5.00%, 05/02/33(b)	3,320	3,204,974
5.15%, 02/01/34	4,190	4,047,243
5.20%, 07/20/26	4,645	4,625,183
5.20%, 08/01/28	3,390	3,370,611
6.00%, 11/01/27	4,165	4,245,653
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	3,920	3,551,681
3.24%, 10/05/26 (Call 08/05/26)	4,164	3,904,219
3.45%, 06/02/25 (Call 05/02/25)	4,029	3,910,912
4.40%, 07/13/27 (Call 04/14/27)	3,873	3,709,113
4.50%, 07/17/25 (Call 04/17/25)	4,616	4,526,996
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	2,040	2,027,315
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(a)	2,905	2,895,529
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	4,025	4,059,323
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(a)	1,675	1,699,280
7.66%, 11/09/31 (Call 11/09/30), (1-day SOFR + 3.280%)(a)	2,495	2,666,513
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	4,692	4,422,529
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	5,307	4,843,005
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	4,618	4,203,832
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)	1,135	934,475
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	4,316	4,010,437
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	4,125	4,200,253
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(a)	3,270	3,305,313
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	$1,495	$1,365,947
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	2,665	2,447,581
2.20%, 03/03/31	3,710	3,010,751
2.40%, 01/24/30	3,768	3,248,036
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	3,045	2,478,714
2.65%, 05/19/26(b)	3,631	3,447,304
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	2,905	2,528,123
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(a)	1,981	1,741,559
3.55%, 08/18/25	5,357	5,230,843
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)	2,158	2,047,387
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)	4,170	3,767,705
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(a)	2,105	1,944,450
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)	2,285	2,157,142
4.99%, 03/18/27 (Call 02/18/27)	4,460	4,419,793
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(a)	4,040	4,013,979
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(a)	3,765	3,636,504
5.27%, 08/03/26 (Call 07/03/26)	4,865	4,852,096
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(a)	4,035	4,074,083
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	2,220	2,224,430
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	2,010	2,037,320
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(a)	3,395	3,451,054
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	3,800	3,711,616
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	2,580	2,387,292
1.40%, 09/17/26	8,650	7,855,083
1.47%, 07/08/25	4,034	3,839,937
1.71%, 01/12/31	2,945	2,305,310
1.90%, 09/17/28	8,980	7,719,128
2.13%, 07/08/30	5,765	4,715,970
2.14%, 09/23/30	3,036	2,452,269
2.17%, 01/14/27	1,849	1,695,954
2.22%, 09/17/31	2,965	2,354,185
2.30%, 01/12/41	840	544,164
2.47%, 01/14/29	1,815	1,589,959
2.63%, 07/14/26	9,123	8,584,553
2.72%, 09/27/29	1,826	1,585,336
2.75%, 01/15/30	5,565	4,794,733
2.93%, 09/17/41	3,750	2,657,145
3.01%, 10/19/26	6,738	6,344,307
3.04%, 07/16/29	10,655	9,446,176
3.05%, 01/14/42	2,185	1,577,034
3.20%, 09/17/29	1,716	1,525,021
3.35%, 10/18/27	3,809	3,551,022
3.36%, 07/12/27	3,336	3,130,959
Security	Par (000)	Value
Banks (continued)
3.45%, 01/11/27	$4,062	$3,857,426
3.54%, 01/17/28	3,806	3,565,830
3.78%, 03/09/26	7,006	6,788,611
3.94%, 07/19/28	3,574	3,372,125
4.31%, 10/16/28	3,902	3,757,342
5.46%, 01/13/26	5,485	5,471,092
5.52%, 01/13/28	8,280	8,292,588
5.71%, 01/13/30	5,120	5,148,808
5.72%, 09/14/28	5,100	5,145,110
5.77%, 01/13/33	6,510	6,562,595
5.78%, 07/13/33	2,425	2,441,712
5.80%, 07/13/28	2,880	2,907,586
5.81%, 09/14/33	5,435	5,496,180
5.85%, 07/13/30	2,820	2,850,630
5.88%, 07/13/26	2,860	2,876,858
6.18%, 07/13/43	970	1,022,376
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	3,880	3,830,143
5.63%, 08/23/27 (Call 07/23/27)	3,747	3,667,675
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	935	892,480
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	405	397,379
Toronto-Dominion Bank (The)
0.75%, 09/11/25	4,730	4,438,694
0.75%, 01/06/26	7,040	6,514,973
1.15%, 06/12/25	3,320	3,164,203
1.20%, 06/03/26	6,535	5,984,936
1.25%, 09/10/26	6,738	6,111,493
1.95%, 01/12/27(b)	3,330	3,054,803
2.00%, 09/10/31	5,368	4,258,321
2.45%, 01/12/32	3,780	3,049,275
2.80%, 03/10/27	5,605	5,215,113
3.20%, 03/10/32	6,435	5,486,714
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	6,881	6,532,693
3.77%, 06/06/25	6,065	5,947,326
4.11%, 06/08/27	5,905	5,679,182
4.46%, 06/08/32	5,430	5,038,961
4.69%, 09/15/27	5,955	5,816,472
4.98%, 04/05/27	3,825	3,776,491
4.99%, 04/05/29	3,785	3,707,512
5.10%, 01/09/26	1,300	1,295,175
5.16%, 01/10/28	4,900	4,854,856
5.26%, 12/11/26	2,770	2,758,218
5.52%, 07/17/28	4,995	5,013,203
5.53%, 07/17/26	4,555	4,556,408
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	5,605	4,542,037
3.30%, 05/15/26 (Call 04/15/26)	5,279	5,030,050
3.63%, 09/16/25 (Call 08/16/25)	6,154	5,970,658
3.80%, 10/30/26 (Call 09/30/26)	5,121	4,889,310
4.05%, 11/03/25 (Call 09/03/25)	3,240	3,173,168
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,942	3,436,647
1.20%, 08/05/25 (Call 07/03/25)	3,094	2,922,822
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	3,806	3,507,953
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	4,390	3,750,046
1.95%, 06/05/30 (Call 03/05/30)	2,870	2,319,230
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.70%, 06/05/25 (Call 05/05/25)	$3,834	$3,749,167
3.88%, 03/19/29 (Call 02/16/29)	3,856	3,530,882
4.00%, 05/01/25 (Call 03/01/25)	3,112	3,059,701
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	3,535	3,375,979
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	4,856	4,764,207
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	4,000	3,878,208
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	6,640	5,980,501
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)	3,030	2,819,937
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(a)	3,135	3,069,290
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(a)	7,505	7,283,218
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)	7,175	7,041,899
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(a)	4,150	4,148,640
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(a)	4,460	4,482,274
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(a)	4,818	4,812,333
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(a)	4,365	4,569,058
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	3,348	2,622,137
1.45%, 05/12/25 (Call 04/11/25)	5,371	5,155,163
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	4,560	4,164,750
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	7,580	5,772,149
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	6,263	5,016,252
3.00%, 07/30/29 (Call 04/30/29)	3,799	3,327,501
3.10%, 04/27/26 (Call 03/27/26)	4,296	4,098,736
3.90%, 04/26/28 (Call 03/24/28)	5,584	5,288,473
3.95%, 11/17/25 (Call 10/17/25)	3,955	3,859,601
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)	6,990	6,760,743
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)	4,665	4,497,248
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	5,245	4,839,875
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	8,470	7,804,916
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(a)	3,160	3,113,313
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(a)	8,950	8,744,907
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)	6,110	6,107,413
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(a)	2,485	2,486,947
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(a)	3,260	3,219,626
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)	9,420	9,343,985
Security	Par (000)	Value
Banks (continued)
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(a)	$2,645	$2,712,684
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,907	5,540,102
Series X, 3.15%, 04/27/27 (Call 03/27/27)	5,557	5,230,689
UBS AG/London
1.25%, 06/01/26	620	567,440
4.50%, 06/26/48	1,425	1,202,317
5.65%, 09/11/28	4,030	4,048,885
5.80%, 09/11/25	4,475	4,488,236
UBS Group AG
4.55%, 04/17/26	8,349	8,164,184
4.88%, 05/15/45	7,912	6,949,095
Wachovia Corp.
5.50%, 08/01/35	8,215	7,940,957
7.57%, 08/01/26(e)	525	543,914
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(b)	1,735	1,564,970
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(a)	11,511	10,459,870
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(a)	14,358	12,148,588
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(a)	13,376	11,611,308
3.00%, 04/22/26	14,195	13,540,521
3.00%, 10/23/26	14,753	13,879,535
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(a)	15,425	10,959,131
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(a)	10,293	9,775,304
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)	12,430	10,489,850
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(a)	16,455	15,525,513
3.55%, 09/29/25	11,380	11,069,094
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(a)	14,564	13,709,505
3.90%, 05/01/45	8,141	6,293,796
4.10%, 06/03/26	10,287	9,968,020
4.15%, 01/24/29 (Call 10/24/28)	12,202	11,540,651
4.30%, 07/22/27	9,981	9,617,770
4.40%, 06/14/46	8,902	7,040,182
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(a)	8,642	8,120,631
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)	4,470	4,399,186
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)	13,305	11,074,193
4.65%, 11/04/44	9,093	7,570,680
4.75%, 12/07/46	8,640	7,210,497
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)	9,965	9,711,437
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)	15,185	14,267,374
4.90%, 11/17/45	7,568	6,464,784
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(a)	22,831	20,288,020
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(a)	10,215	10,009,937
5.38%, 02/07/35	1,480	1,468,933
5.38%, 11/02/43	8,753	8,045,510
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(a)	$12,740	$12,286,884
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)	9,245	8,980,065
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(a)	14,474	14,101,355
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(a)	12,410	12,370,261
5.61%, 01/15/44	11,070	10,456,876
5.71%, 04/22/28 (Call 04/22/27), (1-day SOFR +1.070%)(a)	9,405	9,414,338
5.95%, 12/01/86 (Call 12/15/36)	1,691	1,663,112
6.00%, 10/28/25 (Call 10/28/24)(b)	610	610,929
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(a)	8,980	9,199,694
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(a)	13,580	14,138,416
Series B, 7.95%, 11/15/29	1,584	1,736,635
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	5,180	5,124,716
5.25%, 12/11/26 (Call 11/10/26)	9,265	9,217,497
5.45%, 08/07/26 (Call 07/07/26)	8,470	8,465,009
5.55%, 08/01/25 (Call 07/01/25)	8,250	8,253,830
5.85%, 02/01/37	3,809	3,801,509
5.95%, 08/26/36	3,262	3,240,699
6.60%, 01/15/38	5,471	5,757,878
Westpac Banking Corp.
1.15%, 06/03/26	7,400	6,790,897
1.95%, 11/20/28	5,515	4,777,099
2.15%, 06/03/31	4,680	3,819,308
2.65%, 01/16/30	3,329	2,903,952
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)	4,314	3,483,538
2.70%, 08/19/26	4,631	4,371,540
2.85%, 05/13/26	7,705	7,342,463
2.96%, 11/16/40	4,058	2,738,136
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(a)	5,940	4,777,228
3.13%, 11/18/41	3,784	2,579,235
3.35%, 03/08/27	4,805	4,564,528
3.40%, 01/25/28	4,600	4,308,270
3.74%, 08/26/25	230	224,939
4.04%, 08/26/27(b)	2,196	2,121,605
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)	5,158	4,692,722
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	6,258	5,998,421
4.42%, 07/24/39	4,181	3,555,886
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)	1,665	1,600,793
5.46%, 11/18/27	5,752	5,789,907
5.51%, 11/17/25	4,640	4,650,009
5.54%, 11/17/28	4,255	4,298,477
6.82%, 11/17/33	3,035	3,204,723
Wintrust Financial Corp., 4.85%, 06/06/29	807	724,233
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)	2,171	1,782,554
		5,841,981,863
Security	Par (000)	Value
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	$21,983	$20,466,861
4.90%, 02/01/46 (Call 08/01/45)	38,076	34,300,434
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	4,718	4,090,413
4.70%, 02/01/36 (Call 08/01/35)	3,551	3,271,190
4.90%, 02/01/46 (Call 08/01/45)	6,414	5,696,650
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	5,201	4,738,341
3.75%, 07/15/42(b)	570	449,360
4.00%, 04/13/28 (Call 01/13/28)	10,445	10,058,977
4.35%, 06/01/40 (Call 12/01/39)	5,614	4,838,655
4.38%, 04/15/38 (Call 10/15/37)	5,403	4,783,071
4.44%, 10/06/48 (Call 04/06/48)	7,890	6,613,820
4.50%, 06/01/50 (Call 12/01/49)	25	21,486
4.60%, 04/15/48 (Call 10/15/47)	2,049	1,767,797
4.75%, 01/23/29 (Call 10/23/28)	16,228	15,971,874
4.75%, 04/15/58 (Call 10/15/57)	2,530	2,181,359
4.90%, 01/23/31 (Call 10/23/30)	4,969	4,904,559
4.95%, 01/15/42	5,965	5,473,411
5.00%, 06/15/34 (Call 03/15/34)	3,215	3,108,194
5.45%, 01/23/39 (Call 07/23/38)	8,365	8,215,916
5.55%, 01/23/49 (Call 07/23/48)	15,960	15,721,271
5.80%, 01/23/59 (Call 07/23/58)	7,746	7,868,214
5.88%, 06/15/35	1,770	1,820,001
8.00%, 11/15/39(b)	2,630	3,207,112
8.20%, 01/15/39	5,701	7,090,842
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	1,016	865,543
4.50%, 07/15/45 (Call 01/15/45)	1,780	1,518,035
4.75%, 04/15/33 (Call 01/15/33)	2,440	2,337,154
Coca-Cola Co. (The)
1.00%, 03/15/28	4,814	4,156,288
1.38%, 03/15/31	4,150	3,268,190
1.45%, 06/01/27	4,057	3,651,020
1.50%, 03/05/28	3,617	3,188,316
1.65%, 06/01/30	5,179	4,252,724
2.00%, 03/05/31	4,086	3,360,105
2.13%, 09/06/29	5,363	4,644,274
2.25%, 01/05/32	9,135	7,541,374
2.50%, 06/01/40	4,698	3,227,085
2.50%, 03/15/51	6,075	3,585,169
2.60%, 06/01/50	6,884	4,189,562
2.75%, 06/01/60	4,126	2,476,813
2.88%, 05/05/41	3,700	2,647,685
2.90%, 05/25/27	3,912	3,682,184
3.00%, 03/05/51	4,360	2,890,308
3.38%, 03/25/27	5,347	5,128,197
3.45%, 03/25/30	6,303	5,786,080
4.20%, 03/25/50	2,966	2,466,417
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,754	3,657,174
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	4,618	3,477,691
2.75%, 01/22/30 (Call 10/22/29)	3,818	3,298,923
5.25%, 11/26/43	2,872	2,744,178
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	880	704,210
2.88%, 05/01/30 (Call 02/01/30)	2,685	2,316,673
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.15%, 08/01/29 (Call 05/01/29)	$4,162	$3,714,176
3.50%, 05/09/27 (Call 02/09/27)	2,580	2,437,194
3.60%, 02/15/28 (Call 11/15/27)	2,395	2,241,790
3.70%, 12/06/26 (Call 09/06/26)	4,015	3,836,171
3.75%, 05/01/50 (Call 11/01/49)	2,390	1,714,205
4.10%, 02/15/48 (Call 08/15/47)	2,431	1,870,819
4.35%, 05/09/27 (Call 04/09/27)	2,725	2,638,277
4.40%, 11/15/25 (Call 09/15/25)	3,099	3,040,140
4.50%, 05/09/47 (Call 11/09/46)	2,195	1,779,004
4.65%, 11/15/28 (Call 08/15/28)	3,092	2,989,368
4.75%, 12/01/25	2,657	2,618,223
4.75%, 05/09/32 (Call 02/09/32)	835	788,440
4.80%, 01/15/29 (Call 12/15/28)	1,835	1,786,476
4.90%, 05/01/33 (Call 02/01/33)	3,315	3,127,665
5.00%, 02/02/26 (Call 05/13/24)	830	821,261
5.25%, 11/15/48 (Call 05/15/48)	2,440	2,205,082
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,376	5,079,192
2.00%, 04/29/30 (Call 01/29/30)	5,846	4,870,719
2.13%, 04/29/32 (Call 01/29/32)	3,773	2,997,028
2.38%, 10/24/29 (Call 07/24/29)	2,535	2,192,878
3.88%, 05/18/28 (Call 02/18/28)	2,659	2,533,048
3.88%, 04/29/43 (Call 10/29/42)	2,362	1,896,309
5.20%, 10/24/25	4,235	4,220,594
5.30%, 10/24/27 (Call 09/24/27)	4,665	4,661,025
5.38%, 10/05/26 (Call 09/05/26)	3,630	3,632,779
5.50%, 01/24/33 (Call 10/24/32)	3,952	3,979,781
5.63%, 10/05/33 (Call 07/05/33)	2,700	2,748,836
5.88%, 09/30/36	2,660	2,756,681
Diageo Investment Corp.
4.25%, 05/11/42	1,012	861,149
7.45%, 04/15/35	2,170	2,484,487
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,110	767,519
4.38%, 05/10/43(b)	340	281,082
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	3,013	2,455,039
2.55%, 09/15/26 (Call 06/15/26)	2,528	2,363,190
3.20%, 05/01/30 (Call 02/01/30)	2,514	2,224,355
3.35%, 03/15/51 (Call 09/15/50)	2,905	1,925,284
3.40%, 11/15/25 (Call 08/15/25)	4,024	3,892,625
3.43%, 06/15/27 (Call 03/15/27)	2,968	2,801,034
3.80%, 05/01/50 (Call 11/01/49)	3,135	2,286,906
3.95%, 04/15/29 (Call 02/15/29)	5,075	4,756,221
4.05%, 04/15/32 (Call 01/15/32)	3,795	3,448,172
4.42%, 05/25/25 (Call 03/25/25)	1,890	1,866,702
4.42%, 12/15/46 (Call 06/15/46)	2,597	2,117,177
4.50%, 11/15/45 (Call 05/15/45)	3,020	2,502,602
4.50%, 04/15/52 (Call 10/15/51)	3,400	2,769,418
4.60%, 05/25/28 (Call 02/25/28)	2,520	2,444,852
5.05%, 03/15/29 (Call 02/15/29)	1,895	1,866,572
5.09%, 05/25/48 (Call 11/25/47)	540	482,660
5.10%, 03/15/27 (Call 02/15/27)	1,635	1,623,274
5.30%, 03/15/34 (Call 12/15/33)	1,560	1,517,393
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	2,405	2,350,226
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	7,151	6,783,314
4.20%, 07/15/46 (Call 01/15/46)	7,652	5,989,216
5.00%, 05/01/42	4,897	4,376,528
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	4,550	3,587,332
Security	Par (000)	Value
Beverages (continued)
1.63%, 05/01/30 (Call 02/01/30)	$4,668	$3,829,389
1.95%, 10/21/31 (Call 07/21/31)	5,335	4,287,444
2.38%, 10/06/26 (Call 07/06/26)	4,867	4,561,139
2.63%, 03/19/27 (Call 01/19/27)	3,688	3,442,146
2.63%, 07/29/29 (Call 04/29/29)	5,018	4,470,481
2.63%, 10/21/41 (Call 04/21/41)	4,875	3,346,232
2.75%, 03/19/30 (Call 12/19/29)	6,568	5,771,700
2.75%, 10/21/51 (Call 04/21/51)	4,935	3,052,610
2.85%, 02/24/26 (Call 11/24/25)	4,354	4,180,653
2.88%, 10/15/49 (Call 04/15/49)	5,017	3,242,314
3.00%, 10/15/27 (Call 07/15/27)	6,076	5,674,281
3.38%, 07/29/49 (Call 01/29/49)	3,375	2,394,385
3.45%, 10/06/46 (Call 04/06/46)	3,229	2,367,943
3.50%, 07/17/25 (Call 04/17/25)	3,941	3,855,230
3.50%, 03/19/40 (Call 09/19/39)	995	784,292
3.60%, 02/18/28 (Call 01/18/28)	4,245	4,041,803
3.60%, 08/13/42	1,370	1,059,144
3.63%, 03/19/50 (Call 09/19/49)	4,684	3,481,955
3.88%, 03/19/60 (Call 09/19/59)	605	455,393
3.90%, 07/18/32 (Call 04/18/32)	5,315	4,869,683
4.00%, 03/05/42	1,995	1,693,746
4.00%, 05/02/47 (Call 11/02/46)	2,035	1,624,641
4.20%, 07/18/52 (Call 01/18/52)	3,315	2,709,613
4.25%, 10/22/44 (Call 04/22/44)	530	440,086
4.45%, 05/15/28 (Call 04/15/28)(b)	3,225	3,167,257
4.45%, 02/15/33 (Call 11/15/32)(b)	3,210	3,120,863
4.45%, 04/14/46 (Call 10/14/45)	2,785	2,400,663
4.55%, 02/13/26 (Call 01/13/26)	3,071	3,038,507
4.65%, 02/15/53 (Call 08/15/52)	3,110	2,754,056
4.88%, 11/01/40	1,750	1,657,492
5.13%, 11/10/26 (Call 10/10/26)	3,055	3,053,722
5.25%, 11/10/25	4,395	4,399,125
5.50%, 01/15/40	330	331,547
7.00%, 03/01/29	4,635	5,022,066
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	1,770	1,722,270
4.65%, 02/16/27 (Call 01/16/27)	1,970	1,939,090
4.70%, 02/16/34 (Call 11/16/33)	1,800	1,714,050
		527,679,681
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,733	6,645,042
2.00%, 01/15/32 (Call 10/15/31)	5,700	4,477,415
2.20%, 02/21/27 (Call 12/21/26)	3,747	3,436,697
2.30%, 02/25/31 (Call 11/25/30)	6,181	5,095,481
2.45%, 02/21/30 (Call 11/21/29)	4,052	3,458,127
2.60%, 08/19/26 (Call 05/19/26)	7,140	6,708,057
2.77%, 09/01/53 (Call 03/01/53)	5,255	3,050,835
2.80%, 08/15/41 (Call 02/15/41)	6,815	4,662,937
3.00%, 02/22/29 (Call 12/22/28)	1,665	1,507,456
3.00%, 01/15/52 (Call 07/15/51)(b)	6,647	4,200,047
3.13%, 05/01/25 (Call 02/01/25)	5,689	5,546,524
3.15%, 02/21/40 (Call 08/21/39)	7,932	5,777,598
3.20%, 11/02/27 (Call 08/02/27)	4,052	3,778,291
3.35%, 02/22/32 (Call 11/22/31)	3,026	2,625,750
3.38%, 02/21/50 (Call 08/21/49)	8,555	5,838,742
4.05%, 08/18/29 (Call 06/18/29)	6,345	5,965,139
4.20%, 03/01/33 (Call 12/01/32)	4,360	3,947,555
4.20%, 02/22/52 (Call 08/22/51)	3,359	2,586,885
4.40%, 05/01/45 (Call 11/01/44)	9,379	7,693,930
4.40%, 02/22/62 (Call 08/22/61)	4,341	3,331,058
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.56%, 06/15/48 (Call 12/15/47)	$5,839	$4,823,886
4.66%, 06/15/51 (Call 12/15/50)	11,800	9,812,989
4.88%, 03/01/53 (Call 09/01/52)	4,425	3,785,820
4.95%, 10/01/41	3,787	3,424,277
5.15%, 03/02/28 (Call 02/02/28)	15,460	15,323,477
5.15%, 11/15/41 (Call 05/15/41)	4,610	4,228,352
5.25%, 03/02/30 (Call 01/02/30)	12,135	12,032,565
5.25%, 03/02/33 (Call 12/02/32)	16,125	15,778,790
5.51%, 03/02/26 (Call 05/13/24)	710	708,191
5.60%, 03/02/43 (Call 09/02/42)	11,740	11,324,176
5.65%, 06/15/42 (Call 12/15/41)	2,070	2,003,969
5.65%, 03/02/53 (Call 09/02/52)	15,025	14,452,132
5.75%, 03/15/40	340	336,721
5.75%, 03/02/63 (Call 09/02/62)	9,370	8,941,005
6.38%, 06/01/37	1,375	1,436,462
6.40%, 02/01/39	2,930	3,056,371
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	4,175	4,095,958
5.25%, 06/23/45 (Call 12/23/44)	2,048	1,891,822
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	7,750	6,399,112
3.15%, 05/01/50 (Call 11/01/49)	8,646	5,425,725
3.25%, 02/15/51 (Call 08/15/50)	4,851	3,134,399
4.05%, 09/15/25 (Call 06/15/25)	8,254	8,066,633
5.20%, 09/15/45 (Call 03/15/45)	1,942	1,736,467
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	2,626	2,467,643
3.70%, 03/15/32 (Call 12/15/31)	3,775	3,278,929
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,417	3,867,452
1.65%, 10/01/30 (Call 07/01/30)	3,748	3,007,842
2.60%, 10/01/40 (Call 04/01/40)	4,606	3,080,729
2.80%, 10/01/50 (Call 04/01/50)	6,605	4,024,648
2.95%, 03/01/27 (Call 12/01/26)	6,439	6,049,474
3.65%, 03/01/26 (Call 12/01/25)	9,168	8,882,320
4.00%, 09/01/36 (Call 03/01/36)	3,763	3,233,022
4.15%, 03/01/47 (Call 09/01/46)	7,610	5,994,525
4.50%, 02/01/45 (Call 08/01/44)	5,495	4,619,959
4.60%, 09/01/35 (Call 03/01/35)	4,843	4,464,265
4.75%, 03/01/46 (Call 09/01/45)	9,113	7,899,667
4.80%, 04/01/44 (Call 10/01/43)	5,031	4,421,013
5.25%, 10/15/33 (Call 07/15/33)(b)	2,775	2,734,935
5.55%, 10/15/53 (Call 04/15/53)	3,050	2,963,616
5.65%, 12/01/41 (Call 06/01/41)	4,267	4,184,389
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	765	616,037
5.75%, 12/13/27 (Call 11/13/27)	2,915	2,914,426
5.80%, 12/12/25 (Call 11/12/25)	3,095	3,090,462
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	6,122	4,881,841
2.80%, 09/15/50 (Call 03/15/50)	4,473	2,622,096
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	3,074	2,894,825
1.75%, 09/02/27 (Call 07/02/27)	4,386	3,877,491
2.15%, 09/02/31 (Call 06/02/31)	2,719	2,131,077
2.20%, 09/02/30 (Call 06/02/30)	3,389	2,753,063
3.30%, 09/02/40 (Call 03/02/40)	4,707	3,314,957
3.35%, 09/02/51 (Call 03/02/51)	2,980	1,826,069
3.55%, 09/02/50 (Call 03/02/50)	4,442	2,864,935
		341,514,572
Security	Par (000)	Value
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	$2,828	$2,605,009
2.70%, 02/15/31 (Call 11/15/30)	3,490	2,938,856
2.72%, 02/15/30 (Call 11/15/29)	9,198	7,942,308
3.38%, 04/05/40 (Call 10/05/39)	7,215	5,402,732
3.58%, 04/05/50 (Call 10/05/49)	7,561	5,343,410
5.80%, 11/30/25	5,560	5,572,182
5.90%, 03/15/34 (Call 12/15/33)	2,220	2,268,445
6.20%, 03/15/54 (Call 09/15/53)	1,155	1,206,551
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	2,200	1,803,175
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,467	3,093,864
4.00%, 06/15/25 (Call 03/15/25)	2,285	2,235,894
4.00%, 03/25/32 (Call 12/25/31)	2,155	1,916,604
4.50%, 03/25/52 (Call 09/25/51)	2,402	1,861,763
5.88%, 06/01/33 (Call 03/01/33)	2,264	2,249,425
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	3,251	3,155,654
4.50%, 02/15/47 (Call 08/15/46)	2,572	2,085,638
4.63%, 07/02/44 (Call 01/02/44)	2,310	1,930,936
4.95%, 07/02/64 (Call 01/02/64)(e)	2,042	1,713,035
5.13%, 09/14/45 (Call 03/14/45)	827	735,076
6.00%, 01/15/36	829	847,671
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/29 (Call 03/19/29)	1,995	2,004,218
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,755	2,213,781
2.00%, 09/16/31 (Call 06/16/31)	2,005	1,577,259
4.90%, 12/01/32 (Call 09/01/32)	1,910	1,823,023
Lafarge SA, 7.13%, 07/15/36	930	993,230
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,660	1,568,967
1.70%, 08/01/27 (Call 06/01/27)	1,603	1,421,718
5.50%, 09/15/28 (Call 08/15/28)	2,210	2,202,094
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	2,080	1,692,781
3.20%, 07/15/51 (Call 01/15/51)	3,880	2,559,282
3.45%, 06/01/27 (Call 03/01/27)	1,913	1,807,751
3.50%, 12/15/27 (Call 09/15/27)	3,804	3,556,503
4.25%, 12/15/47 (Call 06/15/47)	3,155	2,517,148
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,846	2,426,149
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,917	2,511,793
2.00%, 10/01/30 (Call 07/01/30)	2,779	2,222,489
2.00%, 02/15/31 (Call 11/15/30)	1,440	1,146,842
3.13%, 02/15/51 (Call 08/15/50)	1,741	1,098,846
3.50%, 11/15/27 (Call 08/15/27)	2,568	2,381,970
4.50%, 05/15/47 (Call 11/15/46)	2,070	1,674,696
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,524,080
5.85%, 09/18/28 (Call 08/18/28)	1,825	1,844,590
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,888	2,748,117
3.88%, 06/01/30 (Call 03/01/30)	2,195	2,003,769
3.95%, 08/15/29 (Call 05/15/29)	3,653	3,398,044
4.30%, 07/15/47 (Call 01/15/47)	3,196	2,498,513
4.40%, 01/30/48 (Call 07/30/47)	2,369	1,863,372
7.00%, 12/01/36	1,475	1,601,280
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	$2,412	$2,320,156
3.80%, 03/21/29 (Call 12/21/28)	3,810	3,557,970
4.50%, 03/21/49 (Call 09/21/48)	1,635	1,361,324
4.65%, 11/01/44 (Call 05/01/44)	1,463	1,264,088
5.25%, 03/03/33 (Call 12/03/32)	575	565,615
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,388	2,243,543
4.30%, 02/21/48 (Call 08/21/47)	1,103	886,781
5.75%, 06/15/43	2,892	2,873,738
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	4,255	3,825,023
3.90%, 04/01/27 (Call 01/01/27)	1,670	1,607,418
4.50%, 06/15/47 (Call 12/15/46)	3,224	2,656,491
4.70%, 03/01/48 (Call 09/01/47)	1,978	1,674,400
		138,627,080
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	3,835	3,632,598
1.85%, 05/15/27 (Call 03/15/27)	6,787	6,175,178
2.05%, 05/15/30 (Call 02/15/30)	4,272	3,572,045
2.70%, 05/15/40 (Call 11/15/39)	2,951	2,043,613
2.80%, 05/15/50 (Call 11/15/49)	4,572	2,859,828
4.60%, 02/08/29 (Call 01/08/29)	5,020	4,902,684
4.75%, 02/08/31 (Call 12/08/30)	3,970	3,848,884
4.80%, 03/03/33 (Call 12/03/32)	3,195	3,068,051
4.85%, 02/08/34 (Call 11/08/33)	3,890	3,718,058
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	2,500	2,428,799
5.05%, 06/01/32 (Call 03/01/32)(b)	1,490	1,397,293
5.45%, 12/01/44 (Call 06/01/44)(b)	2,690	2,363,341
5.65%, 06/01/52 (Call 12/01/51)	1,810	1,580,996
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	560	518,775
5.00%, 06/30/32 (Call 03/30/32)	2,290	2,176,375
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	2,454	2,226,247
6.17%, 07/15/27 (Call 06/15/27)	9,155	9,215,038
6.33%, 07/15/29 (Call 05/15/29)	2,255	2,288,125
6.35%, 11/15/28 (Call 10/15/28)	3,995	4,059,373
6.38%, 07/15/32 (Call 04/15/32)	3,765	3,804,123
6.55%, 11/15/30 (Call 09/15/30)	4,255	4,359,095
6.70%, 11/15/33 (Call 08/15/33)	3,830	3,955,290
CF Industries Inc.
4.95%, 06/01/43	4,150	3,551,119
5.15%, 03/15/34	3,676	3,464,976
5.38%, 03/15/44	2,722	2,439,967
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	1,391	1,141,555
3.60%, 11/15/50 (Call 05/15/50)	2,661	1,831,377
4.25%, 10/01/34 (Call 04/01/34)	3,084	2,760,536
4.38%, 11/15/42 (Call 05/15/42)	7,176	5,824,518
4.63%, 10/01/44 (Call 04/01/44)	2,565	2,140,358
4.80%, 11/30/28 (Call 08/30/28)	3,497	3,418,144
4.80%, 05/15/49 (Call 11/15/48)	3,125	2,601,754
5.15%, 02/15/34 (Call 11/15/33)	1,675	1,611,294
5.25%, 11/15/41 (Call 05/15/41)	5,661	5,135,013
5.55%, 11/30/48 (Call 05/30/48)	3,738	3,484,401
5.60%, 02/15/54 (Call 08/15/53)	1,345	1,270,567
6.30%, 03/15/33 (Call 12/15/32)(b)	875	912,844
6.90%, 05/15/53 (Call 11/15/52)	1,860	2,040,011
Security	Par (000)	Value
Chemicals (continued)
7.38%, 11/01/29	$4,169	$4,531,098
9.40%, 05/15/39	2,032	2,636,244
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	10,840	10,659,521
4.73%, 11/15/28 (Call 08/15/28)	10,107	9,908,980
5.32%, 11/15/38 (Call 05/15/38)	7,000	6,635,859
5.42%, 11/15/48 (Call 05/15/48)	7,764	7,243,040
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	1,346	1,289,024
4.65%, 10/15/44 (Call 04/15/44)	4,403	3,581,816
4.80%, 09/01/42 (Call 03/01/42)	2,892	2,443,610
5.63%, 02/20/34 (Call 11/20/33)	1,370	1,334,574
5.75%, 03/08/33 (Call 12/08/32)	1,845	1,824,338
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	3,250	2,546,281
1.65%, 02/01/27 (Call 01/01/27)	2,487	2,264,199
2.13%, 02/01/32 (Call 11/01/31)	2,960	2,384,261
2.13%, 08/15/50 (Call 02/15/50)	1,238	668,007
2.70%, 11/01/26 (Call 08/01/26)	5,289	4,988,438
2.70%, 12/15/51 (Call 06/15/51)	3,115	1,876,539
2.75%, 08/18/55 (Call 02/18/55)	5,679	3,345,579
3.25%, 12/01/27 (Call 09/01/27)	2,875	2,691,320
3.95%, 12/01/47 (Call 06/01/47)	610	483,404
4.80%, 03/24/30 (Call 12/24/29)	3,238	3,174,616
5.25%, 01/15/28 (Call 12/15/27)	3,360	3,365,755
5.50%, 12/08/41(b)	105	103,499
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	4,930	4,712,217
2.30%, 07/15/30 (Call 04/15/30)	3,472	2,919,037
4.50%, 05/15/26 (Call 04/15/26)	1,720	1,687,645
4.80%, 05/15/33 (Call 02/15/33)	420	399,586
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	2,108	1,983,555
3.45%, 10/01/29 (Call 07/01/29)	2,421	2,146,189
4.50%, 10/01/49 (Call 04/01/49)	2,755	2,018,433
5.15%, 05/18/26 (Call 04/18/26)	2,155	2,128,283
5.65%, 05/18/33 (Call 02/18/33)(b)	2,355	2,255,030
6.38%, 05/18/53 (Call 11/18/52)	2,415	2,293,127
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,320	1,879,476
4.50%, 05/01/29 (Call 02/01/29)	3,700	3,451,733
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,260	1,663,460
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,337,503
5.00%, 09/26/48 (Call 03/26/48)	2,217	1,827,968
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,842	3,827,482
2.00%, 08/10/50 (Call 02/10/50)	2,315	1,204,658
3.20%, 01/30/26 (Call 10/30/25)	5,009	4,830,339
3.55%, 11/07/42 (Call 05/07/42)	2,312	1,777,142
4.70%, 12/05/25 (Call 11/05/25)	6,110	6,060,121
Lubrizol Corp. (The), 6.50%, 10/01/34	1,092	1,187,812
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	4,350	3,690,079
5.25%, 07/15/43	1,224	1,088,791
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,470	1,391,838
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	3,347	3,138,356
2.25%, 10/01/30 (Call 07/01/30)(b)	2,902	2,398,661
3.38%, 10/01/40 (Call 04/01/40)	3,518	2,522,340
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.63%, 04/01/51 (Call 10/01/50)	$4,276	$2,875,585
3.80%, 10/01/60 (Call 04/01/60)(b)	3,436	2,263,619
4.20%, 10/15/49 (Call 04/15/49)	3,978	2,967,237
4.20%, 05/01/50 (Call 11/01/49)	4,312	3,204,491
5.50%, 03/01/34 (Call 12/01/33)	3,355	3,255,066
5.63%, 05/15/33 (Call 02/15/33)	2,710	2,691,263
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	3,827	3,000,243
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,107,273
4.88%, 11/15/41 (Call 05/15/41)	1,090	935,172
5.38%, 11/15/28 (Call 10/15/28)	1,500	1,486,913
5.45%, 11/15/33 (Call 05/15/33)	1,817	1,756,184
5.63%, 11/15/43 (Call 05/15/43)	923	849,170
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,981	1,627,759
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	1,979	1,724,583
3.95%, 05/13/50 (Call 11/13/49)	1,645	1,207,724
4.00%, 12/15/26 (Call 09/15/26)	2,729	2,626,368
4.13%, 03/15/35 (Call 09/15/34)	1,990	1,739,137
4.20%, 04/01/29 (Call 01/01/29)	3,955	3,731,954
4.90%, 03/27/28 (Call 02/27/28)	1,967	1,925,648
4.90%, 06/01/43 (Call 12/01/42)	2,439	2,111,320
5.00%, 04/01/49 (Call 10/01/48)	2,774	2,387,037
5.25%, 01/15/45 (Call 07/15/44)	2,107	1,889,777
5.63%, 12/01/40	1,021	966,747
5.80%, 03/27/53 (Call 09/27/52)	1,470	1,420,905
5.88%, 12/01/36	2,054	2,050,392
5.95%, 11/07/25	3,150	3,165,734
6.13%, 01/15/41 (Call 07/15/40)	335	332,976
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,385	4,047,606
2.55%, 06/15/30 (Call 03/15/30)	1,157	987,402
2.80%, 08/15/29 (Call 05/15/29)	1,895	1,665,349
3.75%, 03/15/28 (Call 12/15/27)	4,711	4,458,274
Rohm & Haas Co., 7.85%, 07/15/29	2,754	3,007,329
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,875	1,541,141
3.75%, 03/15/27 (Call 12/15/26)	3,015	2,856,879
4.25%, 01/15/48 (Call 07/15/47)(b)	1,186	937,349
4.55%, 03/01/29 (Call 12/01/28)	1,989	1,891,214
5.25%, 06/01/45 (Call 12/01/44)	1,360	1,227,040
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	3,192	2,531,056
2.30%, 05/15/30 (Call 02/15/30)	2,233	1,868,159
2.90%, 03/15/52 (Call 09/15/51)	2,720	1,657,554
2.95%, 08/15/29 (Call 05/15/29)	3,777	3,347,229
3.30%, 05/15/50 (Call 11/15/49)	2,290	1,521,052
3.45%, 08/01/25 (Call 05/01/25)	2,834	2,754,817
3.45%, 06/01/27 (Call 03/01/27)	7,735	7,309,206
3.80%, 08/15/49 (Call 02/15/49)	3,410	2,514,274
3.95%, 01/15/26 (Call 10/15/25)	2,651	2,583,766
4.00%, 12/15/42 (Call 06/15/42)	1,210	946,947
4.25%, 08/08/25	2,650	2,604,995
4.50%, 06/01/47 (Call 12/01/46)	5,443	4,497,434
4.55%, 08/01/45 (Call 02/01/45)	1,132	933,655
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	2,078	1,363,105
3.13%, 08/15/51 (Call 02/15/51)	3,310	2,007,004
3.38%, 06/15/30 (Call 03/15/30)	1,865	1,636,723
Security	Par (000)	Value
Chemicals (continued)
3.38%, 08/15/61 (Call 02/15/61)	$2,504	$1,475,063
3.60%, 08/15/26 (Call 05/15/26)	4,144	3,956,408
4.38%, 11/15/47 (Call 05/15/47)	2,245	1,767,354
5.00%, 08/15/46 (Call 02/15/46)	3,010	2,557,059
		391,375,826
Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	239,673
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,030,848
5.40%, 02/01/43 (Call 08/01/42)	473	421,428
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,042,229
6.13%, 10/01/35	1,794	1,789,694
6.25%, 07/15/41 (Call 01/15/41)	1,716	1,687,578
		7,211,450
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49(b)	3,120	2,377,283
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	7,347	5,833,970
1.70%, 05/15/28 (Call 03/15/28)	4,650	4,097,362
3.38%, 09/15/25 (Call 06/15/25)	6,436	6,274,654
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,853	2,508,628
3.88%, 08/15/30 (Call 05/15/30)	2,543	2,262,394
5.25%, 10/01/25 (Call 07/01/25)	1,559	1,542,536
Brown University, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,975	1,280,408
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	3,323	1,960,344
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	734	471,902
4.32%, 08/01/45	842	726,741
4.70%, 11/01/2111	1,749	1,431,495
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	1,283	1,180,482
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	1,915	1,874,244
3.70%, 04/01/27 (Call 01/01/27)	6,147	5,911,468
4.00%, 05/01/32 (Call 02/01/32)	2,515	2,298,527
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	510	322,094
Cornell University, 4.84%, 06/15/34 (Call 03/15/34)(b)	2,000	1,942,417
Duke University
Series 2020, 2.68%, 10/01/44	1,516	1,054,079
Series 2020, 2.76%, 10/01/50	1,973	1,260,815
Series 2020, 2.83%, 10/01/55	2,670	1,665,278
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	358	298,862
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	1,973	1,293,425
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	5,555	4,453,664
2.60%, 12/15/25 (Call 11/15/25)	2,907	2,764,305
3.10%, 05/15/30 (Call 02/15/30)	3,656	3,183,936
5.10%, 12/15/27 (Call 11/15/27)	3,300	3,251,963
5.10%, 06/01/28 (Call 05/01/28)	2,740	2,691,765
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	$3,080	$1,797,857
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,887	1,616,144
George Washington University (The)
4.87%, 09/15/45	1,805	1,652,925
Series 2014, 4.30%, 09/15/44	910	769,738
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,341	2,734,656
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)	70	66,436
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	1,584	1,029,454
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	926	824,251
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,673	1,396,564
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,282	3,030,170
2.15%, 01/15/27 (Call 12/15/26)	3,607	3,301,537
2.90%, 05/15/30 (Call 02/15/30)	3,599	3,065,421
2.90%, 11/15/31 (Call 08/15/31)	3,379	2,775,024
3.20%, 08/15/29 (Call 05/15/29)	5,972	5,266,696
4.15%, 08/15/49 (Call 02/15/49)	3,114	2,295,265
4.45%, 06/01/28 (Call 03/01/28)	2,440	2,330,520
4.80%, 04/01/26 (Call 01/01/26)	4,087	4,021,134
4.95%, 08/15/27 (Call 07/15/27)	1,689	1,655,408
5.30%, 08/15/29 (Call 06/15/29)	2,240	2,189,052
5.40%, 08/15/32 (Call 05/15/32)	3,295	3,181,548
5.95%, 08/15/52 (Call 02/15/52)	3,215	3,072,292
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	3,504	3,195,762
2.65%, 07/15/31 (Call 04/15/31)	3,472	2,752,401
6.25%, 05/06/29 (Call 04/06/29)	1,400	1,402,568
6.50%, 05/06/34 (Call 02/06/34)	1,410	1,408,075
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	978	841,490
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	1,430	1,401,071
Series 2013, 4.08%, 07/01/53	2,413	1,977,575
Series A, 2.81%, 01/01/60 (Call 07/01/59)(b)	1,435	891,757
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	1,280	1,141,014
2.41%, 06/01/50 (Call 12/01/49)	2,045	1,235,002
3.65%, 05/01/48 (Call 11/01/47)	2,731	2,165,406
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,538	1,052,450
3.89%, 07/01/2116	568	401,498
3.96%, 07/01/38	819	720,640
4.68%, 07/01/2114	2,428	2,048,202
5.60%, 07/01/2111	2,910	2,950,577
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,656	1,807,159
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	1,584	910,648
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	3,912	3,108,601
2.75%, 08/19/41 (Call 02/19/41)	2,445	1,643,057
3.10%, 11/29/61 (Call 05/29/61)	2,665	1,596,785
3.25%, 01/15/28 (Call 10/15/27)	2,974	2,787,366
3.25%, 05/20/50 (Call 11/20/49)	903	603,056
Security	Par (000)	Value
Commercial Services (continued)
3.75%, 02/25/52 (Call 08/25/51)	$1,390	$1,014,043
4.25%, 02/01/29 (Call 11/01/28)	2,936	2,811,734
4.25%, 08/08/32 (Call 05/08/32)	2,755	2,539,393
4.88%, 12/17/48 (Call 06/17/48)	1,405	1,241,159
5.25%, 07/15/44	2,131	1,990,805
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	1,015,626
Northwestern University
4.64%, 12/01/44	1,530	1,396,600
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,559	1,156,306
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(b)	3,099	1,949,392
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	5,764	5,526,304
2.30%, 06/01/30 (Call 03/01/30)	5,114	4,319,384
2.65%, 10/01/26 (Call 08/01/26)	6,256	5,877,353
2.85%, 10/01/29 (Call 07/01/29)	6,959	6,176,404
3.25%, 06/01/50 (Call 12/01/49)	3,137	2,097,491
3.90%, 06/01/27 (Call 05/01/27)	950	913,295
4.40%, 06/01/32 (Call 03/01/32)(b)	5,605	5,275,424
5.05%, 06/01/52 (Call 12/01/51)(b)	4,830	4,380,959
5.25%, 06/01/62 (Call 12/01/61)	1,750	1,578,865
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(b)	2,834	1,737,922
3.15%, 07/15/46 (Call 01/15/46)	1,580	1,135,536
3.30%, 07/15/56 (Call 01/15/56)	2,006	1,394,821
3.75%, 11/15/52 (Call 05/15/52)	230	179,310
4.88%, 10/15/40	815	771,678
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	2,276	1,796,499
2.90%, 10/01/30 (Call 07/01/30)	3,635	3,110,642
3.05%, 10/01/41 (Call 04/01/41)	2,725	1,844,316
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	3,409	3,000,638
4.00%, 03/18/29 (Call 12/18/28)	6,517	6,156,535
4.75%, 05/20/32 (Call 02/20/32)	1,050	1,007,947
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	4,889	2,942,661
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,608	2,852,812
2.30%, 08/15/60 (Call 02/15/60)	4,535	2,288,595
2.45%, 03/01/27 (Call 02/01/27)	4,185	3,872,863
2.50%, 12/01/29 (Call 09/01/29)	3,452	2,993,265
2.70%, 03/01/29 (Call 01/01/29)	5,075	4,524,780
2.90%, 03/01/32 (Call 12/01/31)	3,351	2,837,426
2.95%, 01/22/27 (Call 10/22/26)	4,056	3,813,285
3.25%, 12/01/49 (Call 06/01/49)	3,708	2,533,532
3.70%, 03/01/52 (Call 09/01/51)	4,110	3,024,878
3.90%, 03/01/62 (Call 09/01/61)	1,769	1,284,427
4.25%, 05/01/29 (Call 02/01/29)	5,035	4,816,622
4.75%, 08/01/28 (Call 05/01/28)	5,040	4,942,559
5.25%, 09/15/33 (Call 06/15/33)(c)	1,457	1,444,006
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	2,256	1,591,276
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	2,514	1,996,109
Trustees of Boston College, 3.13%, 07/01/52	1,753	1,191,601
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(b)	1,742	1,419,229
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	$1,120	$949,217
5.70%, 03/01/39	2,490	2,614,967
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	3,062	1,923,993
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)(b)	2,233	1,444,705
4.67%, 09/01/2112	140	118,515
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,473	865,375
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(c)	1,060	1,086,227
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	1,075	727,739
4.00%, 10/01/53 (Call 04/01/53)	1,944	1,561,441
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,477	1,106,239
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	2,361	1,516,592
University of Miami, 4.06%, 04/01/52	1,217	962,478
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,670	2,101,483
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	2,124	1,589,400
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	1,000	641,137
3.03%, 10/01/39	3,714	2,872,842
4.98%, 10/01/53 (Call 04/01/53)	1,385	1,307,829
5.25%, 10/01/2111(b)	963	899,568
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	2,113	1,674,775
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	2,225	1,458,185
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	859	501,054
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,346	1,630,278
4.00%, 06/15/25 (Call 03/15/25)	1,818	1,780,776
4.13%, 03/15/29 (Call 12/15/28)	4,638	4,370,476
5.50%, 06/15/45 (Call 12/15/44)	1,545	1,440,482
5.75%, 04/01/33 (Call 01/01/33)	2,520	2,539,354
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	3,106	2,284,707
4.35%, 04/15/2122 (Call 10/15/21)	1,189	908,841
William Marsh Rice University
3.57%, 05/15/45	1,055	828,432
3.77%, 05/15/55(b)	1,465	1,134,659
Yale University
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,479	1,204,598
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(b)	1,548	932,130
		323,074,094
Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	2,961	2,478,906
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	5,953	5,602,499
0.70%, 02/08/26 (Call 01/08/26)	9,390	8,682,647
1.13%, 05/11/25 (Call 04/11/25)	8,746	8,374,920
1.20%, 02/08/28 (Call 12/08/27)	7,087	6,167,264
Security	Par (000)	Value
Computers (continued)
1.25%, 08/20/30 (Call 05/20/30)	$7,182	$5,733,639
1.40%, 08/05/28 (Call 06/05/28)	8,355	7,212,775
1.65%, 05/11/30 (Call 02/11/30)	7,613	6,278,989
1.65%, 02/08/31 (Call 11/08/30)	5,680	4,586,853
1.70%, 08/05/31 (Call 05/05/31)	5,758	4,596,067
2.05%, 09/11/26 (Call 07/11/26)	8,657	8,060,313
2.20%, 09/11/29 (Call 06/11/29)	5,195	4,514,745
2.38%, 02/08/41 (Call 08/08/40)	4,810	3,222,923
2.40%, 08/20/50 (Call 02/20/50)(b)	3,591	2,101,890
2.45%, 08/04/26 (Call 05/04/26)	10,401	9,807,590
2.55%, 08/20/60 (Call 02/20/60)(b)	11,352	6,585,958
2.65%, 05/11/50 (Call 11/11/49)	8,901	5,493,850
2.65%, 02/08/51 (Call 08/08/50)	8,540	5,218,908
2.70%, 08/05/51 (Call 02/05/51)	8,564	5,283,741
2.80%, 02/08/61 (Call 08/08/60)	4,603	2,707,721
2.85%, 08/05/61 (Call 02/05/61)	4,015	2,383,425
2.90%, 09/12/27 (Call 06/12/27)	8,076	7,538,839
2.95%, 09/11/49 (Call 03/11/49)	7,743	5,128,440
3.00%, 06/20/27 (Call 03/20/27)	6,010	5,652,574
3.00%, 11/13/27 (Call 08/13/27)	7,517	7,042,172
3.20%, 05/13/25	9,010	8,823,953
3.20%, 05/11/27 (Call 02/11/27)	7,752	7,348,016
3.25%, 02/23/26 (Call 11/23/25)	14,408	13,921,243
3.25%, 08/08/29 (Call 06/08/29)	5,760	5,293,044
3.35%, 02/09/27 (Call 11/09/26)	10,210	9,752,945
3.35%, 08/08/32 (Call 05/08/32)	7,535	6,679,995
3.45%, 02/09/45	10,561	8,006,099
3.75%, 09/12/47 (Call 03/12/47)	5,079	3,931,975
3.75%, 11/13/47 (Call 05/13/47)	6,542	5,050,130
3.85%, 05/04/43	12,058	9,858,503
3.85%, 08/04/46 (Call 02/04/46)	8,899	7,064,629
3.95%, 08/08/52 (Call 02/08/52)	7,620	6,001,446
4.00%, 05/10/28 (Call 04/10/28)	2,970	2,871,440
4.10%, 08/08/62 (Call 02/08/62)	5,165	4,054,598
4.15%, 05/10/30 (Call 03/10/30)	3,000	2,883,550
4.25%, 02/09/47 (Call 08/09/46)	3,716	3,176,042
4.30%, 05/10/33 (Call 02/10/33)(b)	3,860	3,717,892
4.38%, 05/13/45	8,154	7,078,251
4.45%, 05/06/44	3,342	2,997,951
4.50%, 02/23/36 (Call 08/23/35)	5,258	5,023,218
4.65%, 02/23/46 (Call 08/23/45)	14,869	13,381,515
4.85%, 05/10/53 (Call 11/10/52)(b)	3,420	3,176,654
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)	1,217	1,225,065
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	2,721	2,464,732
2.30%, 09/14/31 (Call 06/14/31)	2,783	2,166,493
Dell Inc.
6.50%, 04/15/38	2,415	2,508,492
7.10%, 04/15/28	2,775	2,937,685
Dell International LLC / EMC Corp., 5.40%, 04/15/34 (Call 01/15/34)	2,865	2,775,429
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	6,295	4,474,165
3.45%, 12/15/51 (Call 06/15/51)	3,699	2,431,543
4.90%, 10/01/26 (Call 08/01/26)	8,934	8,794,635
5.25%, 02/01/28 (Call 01/01/28)	1,820	1,811,270
5.30%, 10/01/29 (Call 07/01/29)	6,685	6,614,653
5.75%, 02/01/33 (Call 11/01/32)	2,220	2,231,926
5.85%, 07/15/25 (Call 06/15/25)	5,455	5,463,571
6.02%, 06/15/26 (Call 03/15/26)	4,018	4,041,802
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
6.10%, 07/15/27 (Call 05/15/27)(b)	$3,490	$3,549,091
6.20%, 07/15/30 (Call 04/15/30)	2,893	2,975,123
8.10%, 07/15/36 (Call 01/15/36)	3,972	4,629,140
8.35%, 07/15/46 (Call 01/15/46)	1,415	1,757,374
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	3,355	3,038,171
2.38%, 09/15/28 (Call 07/15/28)	3,147	2,684,265
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,410	3,129,425
2.20%, 03/15/31 (Call 12/15/30)	3,369	2,732,241
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	805	746,711
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,836	1,709,139
4.90%, 10/15/25 (Call 07/15/25)	10,236	10,112,520
5.25%, 07/01/28 (Call 06/01/28)(b)	2,625	2,607,517
6.10%, 04/01/26 (Call 05/13/24)	900	899,768
6.20%, 10/15/35 (Call 04/15/35)	3,800	3,907,294
6.35%, 10/15/45 (Call 04/15/45)	6,457	6,561,598
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	751	688,773
2.20%, 06/17/25 (Call 05/17/25)	6,176	5,935,740
2.65%, 06/17/31 (Call 03/17/31)	4,685	3,860,256
3.00%, 06/17/27 (Call 04/17/27)	4,454	4,143,773
3.40%, 06/17/30 (Call 03/17/30)	50	44,397
4.00%, 04/15/29 (Call 02/15/29)	4,820	4,502,960
4.20%, 04/15/32 (Call 01/15/32)	1,960	1,779,545
4.75%, 01/15/28 (Call 12/15/27)	4,290	4,190,353
5.50%, 01/15/33 (Call 10/15/32)(b)	5,285	5,204,797
6.00%, 09/15/41(b)	5,827	5,772,252
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	3,630	3,555,759
4.60%, 02/05/29 (Call 01/05/29)	3,570	3,456,273
4.70%, 02/05/26	4,410	4,355,199
4.75%, 02/05/31 (Call 12/05/30)	3,300	3,160,961
4.90%, 02/05/34 (Call 11/05/33)	3,890	3,683,301
5.25%, 02/05/44 (Call 08/05/43)	2,930	2,707,921
5.30%, 02/05/54 (Call 08/05/53)	6,470	5,904,800
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,504	4,946,461
1.95%, 05/15/30 (Call 02/15/30)	6,110	5,035,418
2.20%, 02/09/27 (Call 01/09/27)	3,340	3,073,355
2.72%, 02/09/32 (Call 11/09/31)	2,185	1,834,579
2.85%, 05/15/40 (Call 11/15/39)	1,058	735,244
2.95%, 05/15/50 (Call 11/15/49)	2,449	1,515,800
3.30%, 05/15/26	10,544	10,133,943
3.30%, 01/27/27	2,923	2,780,482
3.43%, 02/09/52 (Call 08/09/51)	3,580	2,401,957
3.45%, 02/19/26	6,916	6,692,265
3.50%, 05/15/29	10,555	9,715,111
4.00%, 07/27/25	3,010	2,956,670
4.00%, 06/20/42	2,921	2,326,812
4.15%, 07/27/27 (Call 06/27/27)	3,598	3,473,150
4.15%, 05/15/39	9,309	7,790,332
4.25%, 05/15/49	10,725	8,506,738
4.40%, 07/27/32 (Call 04/27/32)	3,990	3,719,061
4.50%, 02/06/26	3,480	3,435,056
4.50%, 02/06/28 (Call 01/06/28)	3,620	3,529,548
4.70%, 02/19/46	2,834	2,447,323
4.75%, 02/06/33 (Call 11/06/32)(b)	3,617	3,445,581
4.90%, 07/27/52 (Call 01/27/52)	2,380	2,078,221
Security	Par (000)	Value
Computers (continued)
5.10%, 02/06/53 (Call 08/06/52)	$2,625	$2,375,682
5.60%, 11/30/39	1,840	1,821,466
5.88%, 11/29/32	3,329	3,437,936
6.22%, 08/01/27	2,202	2,265,490
6.50%, 01/15/28	1,440	1,508,645
7.00%, 10/30/25	4,865	4,975,432
7.13%, 12/01/96(b)	979	1,174,778
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	3,350	3,060,820
2.70%, 10/15/28 (Call 08/15/28)	2,422	2,114,754
3.15%, 10/15/31 (Call 07/15/31)	3,485	2,840,276
4.10%, 10/15/41 (Call 04/15/41)	1,215	890,235
6.35%, 02/20/34 (Call 11/20/33)	545	542,277
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,333,522
3.63%, 05/15/25 (Call 04/15/25)	1,721	1,680,314
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,435,555
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,350	4,161,234
2.38%, 06/22/27 (Call 04/22/27)	2,411	2,186,455
2.70%, 06/22/30 (Call 03/22/30)	2,029	1,721,584
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,921	1,599,011
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	2,009	1,697,971
3.10%, 02/01/32 (Call 11/01/31)	2,713	2,116,700
		583,991,879
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	1,455	1,416,366
3.10%, 08/15/27 (Call 07/15/27)	960	906,786
3.25%, 08/15/32 (Call 05/15/32)	2,850	2,490,583
3.70%, 08/01/47 (Call 02/01/47)	2,745	2,134,276
4.00%, 08/15/45	3,273	2,695,831
4.60%, 03/01/28 (Call 02/01/28)	829	820,550
4.60%, 03/01/33 (Call 12/01/32)	1,244	1,201,849
4.80%, 03/02/26	1,959	1,949,806
Conopco Inc., Series E, 7.25%, 12/15/26	1,517	1,592,439
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,645	2,939,130
2.38%, 12/01/29 (Call 09/01/29)	4,098	3,529,172
2.60%, 04/15/30 (Call 01/15/30)	3,774	3,259,417
3.13%, 12/01/49 (Call 06/01/49)	4,332	2,819,099
3.15%, 03/15/27 (Call 12/15/26)	3,417	3,233,685
4.15%, 03/15/47 (Call 09/15/46)	2,275	1,797,203
4.38%, 05/15/28 (Call 04/15/28)	2,170	2,109,544
4.38%, 06/15/45 (Call 12/15/44)	2,958	2,442,154
4.65%, 05/15/33 (Call 02/15/33)	140	132,879
5.00%, 02/14/34 (Call 11/14/33)	1,775	1,705,338
5.15%, 05/15/53 (Call 11/15/52)	1,375	1,271,186
6.00%, 05/15/37	2,752	2,851,061
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	7,405	6,996,020
3.38%, 03/24/29 (Call 01/24/29)	6,785	6,188,862
3.63%, 03/24/32 (Call 12/24/31)	6,450	5,665,050
4.00%, 03/24/52 (Call 09/24/51)	4,970	3,810,843
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	5,900	5,714,249
5.00%, 03/22/30 (Call 01/22/30)	4,290	4,239,478
5.05%, 03/22/28 (Call 02/22/28)	7,475	7,451,470
5.05%, 03/22/53 (Call 09/22/52)	6,440	5,941,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.10%, 03/22/43 (Call 09/22/42)	$4,105	$3,871,997
5.20%, 03/22/63 (Call 09/22/62)	3,075	2,840,994
5.35%, 03/22/26 (Call 02/22/26)	2,545	2,546,779
Procter & Gamble Co. (The)
0.55%, 10/29/25	5,784	5,407,718
1.00%, 04/23/26	1,640	1,516,789
1.20%, 10/29/30	7,235	5,735,962
1.90%, 02/01/27	1,890	1,744,694
1.95%, 04/23/31	2,092	1,727,592
2.30%, 02/01/32	5,080	4,237,766
2.45%, 11/03/26	3,965	3,724,592
2.70%, 02/02/26	3,494	3,355,210
2.80%, 03/25/27	3,812	3,591,624
2.85%, 08/11/27	4,681	4,381,799
3.00%, 03/25/30	7,730	6,962,905
3.50%, 10/25/47	1,835	1,383,142
3.55%, 03/25/40	2,525	2,046,918
3.60%, 03/25/50	1,372	1,050,347
3.95%, 01/26/28	3,075	2,983,822
4.05%, 01/26/33	1,915	1,791,432
4.10%, 01/26/26	5,027	4,946,932
4.35%, 01/29/29	2,930	2,865,276
4.55%, 01/29/34	3,010	2,881,568
5.55%, 03/05/37	1,280	1,315,521
5.80%, 08/15/34	625	663,121
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,936	2,338,855
1.75%, 08/12/31 (Call 05/12/31)	3,795	3,011,412
2.00%, 07/28/26	3,642	3,396,882
2.13%, 09/06/29 (Call 06/06/29)	4,300	3,710,520
2.90%, 05/05/27 (Call 02/05/27)	7,655	7,180,680
3.10%, 07/30/25(b)	2,205	2,148,101
3.50%, 03/22/28 (Call 12/22/27)	5,594	5,280,670
4.88%, 09/08/28 (Call 08/08/28)	2,140	2,124,186
5.00%, 12/08/33 (Call 09/08/33)	2,671	2,617,096
5.90%, 11/15/32	4,935	5,150,326
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	3,910	2,409,461
		202,248,358
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	250	249,827
6.25%, 06/15/33 (Call 03/15/33)	315	317,031
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	2,801	2,134,237
4.20%, 05/15/47 (Call 11/15/46)	2,090	1,704,511
4.60%, 06/15/45 (Call 12/15/44)	4,135	3,606,057
		8,011,663
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	3,823	3,565,487
2.45%, 10/29/26 (Call 09/29/26)	10,548	9,746,913
3.00%, 10/29/28 (Call 08/29/28)	14,615	13,036,401
3.30%, 01/30/32 (Call 10/30/31)	16,755	13,999,960
3.40%, 10/29/33 (Call 07/29/33)	7,527	6,137,280
3.65%, 07/21/27 (Call 04/21/27)	5,605	5,254,750
3.85%, 10/29/41 (Call 04/29/41)	4,088	3,084,699
3.88%, 01/23/28 (Call 10/23/27)	4,222	3,952,543
4.45%, 10/01/25 (Call 08/01/25)	3,810	3,738,650
Security	Par (000)	Value
Diversified Financial Services (continued)
4.45%, 04/03/26 (Call 02/03/26)	$3,738	$3,652,118
4.63%, 10/15/27 (Call 08/15/27)	3,116	3,004,893
5.10%, 01/19/29 (Call 12/19/28)	2,920	2,852,303
5.30%, 01/19/34 (Call 10/19/33)	3,595	3,428,199
5.75%, 06/06/28 (Call 05/06/28)	2,860	2,859,680
6.10%, 01/15/27 (Call 12/15/26)	2,120	2,137,685
6.15%, 09/30/30 (Call 07/30/30)	3,145	3,190,363
6.45%, 04/15/27 (Call 03/15/27)	380	387,566
6.50%, 07/15/25 (Call 06/15/25)	4,662	4,697,564
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,991	1,736,114
3.50%, 08/01/25	2,279	2,214,950
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	2,888	2,646,740
2.10%, 09/01/28 (Call 07/01/28)	2,650	2,280,958
2.20%, 01/15/27 (Call 12/15/26)	2,015	1,837,249
2.88%, 01/15/26 (Call 12/15/25)	5,051	4,807,569
2.88%, 01/15/32 (Call 10/15/31)	4,193	3,446,305
3.00%, 02/01/30 (Call 11/01/29)	2,946	2,552,334
3.13%, 12/01/30 (Call 09/01/30)	2,178	1,864,909
3.25%, 10/01/29 (Call 07/01/29)	2,401	2,131,664
3.38%, 07/01/25 (Call 06/01/25)	2,877	2,797,115
3.63%, 04/01/27 (Call 01/01/27)	3,258	3,080,330
3.63%, 12/01/27 (Call 09/01/27)	2,504	2,334,067
3.75%, 06/01/26 (Call 04/01/26)	5,223	5,012,466
4.63%, 10/01/28 (Call 07/01/28)	2,594	2,485,183
5.10%, 03/01/29 (Call 02/01/29)	1,900	1,848,095
5.30%, 02/01/28 (Call 01/01/28)	2,960	2,917,080
5.85%, 12/15/27 (Call 11/15/27)	620	621,722
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	3,567	3,447,479
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	4,195	3,546,324
4.75%, 06/09/27 (Call 05/09/27)(b)	3,490	3,356,377
5.80%, 05/01/25 (Call 04/01/25)	2,703	2,699,234
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(a)	2,950	2,979,712
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(a)	2,020	2,062,840
7.10%, 11/15/27 (Call 10/15/27)(b)	3,045	3,142,823
8.00%, 11/01/31	10,810	11,698,615
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	4,084	3,718,695
2.55%, 03/04/27 (Call 02/01/27)	10,475	9,688,260
3.13%, 05/20/26 (Call 04/20/26)	6,740	6,425,499
3.30%, 05/03/27 (Call 04/03/27)	7,165	6,741,367
3.95%, 08/01/25 (Call 07/01/25)	10,100	9,896,042
4.05%, 05/03/29 (Call 03/03/29)	6,570	6,250,418
4.05%, 12/03/42	6,320	5,210,595
4.20%, 11/06/25 (Call 10/06/25)	4,675	4,585,639
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	5,281	4,902,847
4.90%, 02/13/26 (Call 01/13/26)	7,335	7,261,840
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(a)	5,270	5,227,204
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(a)	2,815	2,664,301
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(a)	5,170	4,955,638
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(a)	3,605	3,564,308
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(a)	$5,040	$5,002,356
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)	2,045	2,034,970
5.53%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.090%)(a)	4,455	4,448,790
5.63%, 07/28/34 (Call 04/27/33), (1-day SOFR + 1.930%)(a)	850	832,838
5.65%, 04/23/27 (Call 04/23/26), (1-day SOFR +0.750%)(a)	3,975	3,977,336
5.85%, 11/05/27 (Call 10/05/27)	6,470	6,566,332
5.92%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.630%)(a)	30	29,867
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(a)	4,125	4,157,782
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(a)	3,220	3,370,670
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,227	1,160,358
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	3,113	2,939,307
4.50%, 05/13/32 (Call 02/13/32)	2,600	2,447,746
5.15%, 05/15/33 (Call 02/15/33)	2,635	2,584,192
5.70%, 12/15/28 (Call 11/15/28)	2,240	2,265,750
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	3,490	3,061,675
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	1,874	1,952,722
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)	200	206,305
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	925	961,818
Blue Owl Finance LLC, 6.25%, 04/18/34 (Call 01/18/34)(c)	3,010	2,983,109
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	1,510	1,526,776
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	4,590	3,626,107
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	2,790	2,321,922
3.50%, 03/30/51 (Call 09/30/50)	2,707	1,831,720
3.63%, 02/15/52 (Call 08/15/51)(b)	1,867	1,267,243
3.90%, 01/25/28 (Call 10/25/27)	5,711	5,415,374
4.25%, 06/02/26 (Call 03/02/26)	2,314	2,252,624
4.35%, 04/15/30 (Call 01/15/30)	3,904	3,644,845
4.70%, 09/20/47 (Call 03/20/47)	3,906	3,234,484
4.85%, 03/29/29 (Call 12/29/28)	4,972	4,829,606
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50 (Call 10/15/49)	2,650	1,754,721
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	5,385	4,884,985
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	4,368	3,308,001
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(a)	2,085	1,638,069
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)	3,755	3,316,678
3.65%, 05/11/27 (Call 04/11/27)	4,177	3,952,554
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 07/28/26 (Call 06/28/26)	$5,872	$5,616,649
3.75%, 03/09/27 (Call 02/09/27)	6,179	5,868,653
3.80%, 01/31/28 (Call 12/31/27)	6,015	5,637,798
4.20%, 10/29/25 (Call 09/29/25)	6,173	6,015,513
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)	7,235	7,064,160
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	3,870	3,825,970
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(a)	3,205	3,084,158
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)	4,900	4,643,894
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	3,862	3,791,568
5.70%, 02/01/30 (Call 02/01/29), (1-day SOFR + 1.905%)(a)	1,595	1,573,715
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)	4,645	4,497,234
6.05%, 02/01/35 (Call 02/01/34), (1-day SOFR + 2.260%)(a)	3,730	3,668,528
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(a)	6,810	6,870,683
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(a)	7,415	7,463,920
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(a)	2,875	2,958,552
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(a)	2,830	3,045,304
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,555	2,819,743
3.00%, 03/16/32 (Call 12/16/31)	2,140	1,809,961
3.65%, 01/12/27 (Call 10/12/26)	3,254	3,124,948
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	6,904	6,353,036
1.15%, 05/13/26 (Call 04/13/26)	5,863	5,384,520
1.65%, 03/11/31 (Call 12/11/30)	3,459	2,709,305
1.95%, 12/01/31 (Call 09/01/31)	4,151	3,252,689
2.00%, 03/20/28 (Call 01/20/28)	3,942	3,481,962
2.30%, 05/13/31 (Call 02/13/31)	4,418	3,614,271
2.45%, 03/03/27 (Call 02/03/27)	5,290	4,874,096
2.75%, 10/01/29 (Call 07/01/29)	2,189	1,928,913
2.90%, 03/03/32 (Call 12/03/31)	4,928	4,116,300
3.20%, 03/02/27 (Call 12/02/26)	3,567	3,364,290
3.20%, 01/25/28 (Call 10/25/27)	4,458	4,129,781
3.25%, 05/22/29 (Call 02/22/29)	2,625	2,384,059
3.30%, 04/01/27 (Call 01/01/27)	4,690	4,431,935
3.45%, 02/13/26 (Call 11/13/25)	2,248	2,167,316
3.85%, 05/21/25 (Call 03/21/25)	3,676	3,611,812
4.00%, 02/01/29 (Call 11/01/28)	3,148	2,985,023
4.63%, 03/22/30 (Call 12/22/29)(b)	2,628	2,552,165
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(a)	1,770	1,772,338
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(a)	4,430	4,406,797
5.88%, 08/24/26 (Call 07/24/26)	2,565	2,589,053
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)	3,785	3,836,336
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(a)	4,190	4,288,108
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	$4,568	$3,642,887
4.10%, 06/15/51 (Call 12/15/50)	3,935	2,307,734
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	4,571	3,840,541
3.75%, 06/15/28 (Call 03/15/28)	6,353	6,062,410
4.15%, 06/15/48 (Call 12/15/47)	3,038	2,501,496
5.30%, 09/15/43 (Call 03/15/43)	4,019	3,931,586
Credit Suisse USA Inc., 7.13%, 07/15/32	2,716	2,952,127
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	3,500	3,337,216
4.50%, 01/30/26 (Call 11/30/25)	2,461	2,402,306
6.70%, 11/29/32 (Call 08/29/32)	2,340	2,398,357
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(a)	3,940	4,333,945
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,979	2,826,056
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	2,537	2,012,617
2.95%, 08/12/51 (Call 02/12/51)	1,445	860,507
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	6,393	4,850,332
2.10%, 06/15/30 (Call 03/15/30)	5,797	4,808,009
2.65%, 09/15/40 (Call 03/15/40)	3,408	2,323,255
3.00%, 06/15/50 (Call 12/15/49)	7,217	4,596,282
3.00%, 09/15/60 (Call 03/15/60)	3,391	1,992,705
3.10%, 09/15/27 (Call 06/15/27)	4,385	4,087,800
3.65%, 05/23/25	3,754	3,680,109
3.75%, 12/01/25 (Call 09/01/25)	8,396	8,174,700
3.75%, 09/21/28 (Call 06/21/28)(b)	3,355	3,158,327
4.00%, 09/15/27 (Call 08/15/27)	4,535	4,345,907
4.25%, 09/21/48 (Call 03/21/48)	6,495	5,256,814
4.35%, 06/15/29 (Call 04/15/29)	6,789	6,486,490
4.60%, 03/15/33 (Call 12/15/32)	6,160	5,773,391
4.95%, 06/15/52 (Call 12/15/51)	4,502	4,055,283
5.20%, 06/15/62 (Call 12/15/61)	4,505	4,111,461
Invesco Finance PLC
3.75%, 01/15/26	2,303	2,232,879
5.38%, 11/30/43	1,579	1,460,113
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,899	1,874,934
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	4,095	3,248,122
2.75%, 10/15/32 (Call 07/15/32)	2,365	1,838,437
4.15%, 01/23/30	5,730	5,207,913
4.85%, 01/15/27	4,543	4,455,291
5.88%, 07/21/28 (Call 06/21/28)	3,845	3,828,892
6.20%, 04/14/34 (Call 01/14/34)	2,750	2,718,415
6.25%, 01/15/36	3,003	2,992,750
6.45%, 06/08/27	2,576	2,624,206
6.50%, 01/20/43	1,409	1,407,677
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,756	1,663,670
4.38%, 03/11/29 (Call 12/11/28)	3,727	3,509,700
4.50%, 09/19/28 (Call 06/19/28)	1,398	1,331,047
6.00%, 03/15/31 (Call 01/15/31)	1,255	1,253,898
Legg Mason Inc.
4.75%, 03/15/26	1,893	1,867,684
5.63%, 01/15/44	2,373	2,282,764
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	1,015	1,043,791
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	$4,020	$3,281,144
2.00%, 11/18/31 (Call 08/18/31)	4,450	3,582,497
2.95%, 11/21/26 (Call 08/21/26)	3,331	3,156,967
2.95%, 06/01/29 (Call 03/01/29)	7,684	6,939,608
2.95%, 03/15/51 (Call 09/15/50)	3,735	2,428,959
3.30%, 03/26/27 (Call 01/26/27)	5,795	5,511,223
3.35%, 03/26/30 (Call 12/26/29)	7,280	6,629,526
3.50%, 02/26/28 (Call 11/26/27)	3,120	2,957,521
3.65%, 06/01/49 (Call 12/01/48)	4,216	3,166,595
3.80%, 11/21/46 (Call 05/21/46)	2,637	2,051,277
3.85%, 03/26/50 (Call 09/26/49)	6,969	5,395,178
3.95%, 02/26/48 (Call 08/26/47)	2,956	2,357,064
4.85%, 03/09/33 (Call 12/09/32)	3,091	3,023,200
4.88%, 03/09/28 (Call 02/09/28)	3,780	3,763,181
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	4,296	3,367,000
2.50%, 12/21/40 (Call 06/21/40)	1,875	1,197,271
3.25%, 04/28/50 (Call 10/28/49)	4,558	2,970,187
3.85%, 06/30/26 (Call 03/30/26)	5,381	5,195,187
3.95%, 03/07/52 (Call 09/07/51)	1,410	1,022,249
5.35%, 06/28/28 (Call 05/28/28)	4,165	4,146,163
5.55%, 02/15/34 (Call 11/15/33)	5,955	5,826,183
5.65%, 06/28/25	3,005	3,003,355
5.95%, 08/15/53 (Call 02/15/53)	1,239	1,224,744
6.10%, 06/28/63 (Call 12/28/62)	704	704,851
Nomura Holdings Inc.
1.65%, 07/14/26	5,875	5,372,011
1.85%, 07/16/25	5,750	5,471,663
2.17%, 07/14/28	5,047	4,373,221
2.33%, 01/22/27	5,843	5,337,594
2.61%, 07/14/31	4,780	3,859,889
2.68%, 07/16/30	4,090	3,412,100
2.71%, 01/22/29	2,940	2,565,299
3.00%, 01/22/32	3,770	3,092,112
3.10%, 01/16/30	4,400	3,814,701
5.10%, 07/03/25	3,768	3,727,617
5.39%, 07/06/27	2,905	2,876,606
5.61%, 07/06/29	2,540	2,515,399
5.71%, 01/09/26	3,021	3,010,546
5.84%, 01/18/28	2,475	2,478,825
6.07%, 07/12/28	2,850	2,880,279
6.09%, 07/12/33(b)	2,340	2,392,416
6.18%, 01/18/33(b)	2,220	2,279,925
ORIX Corp.
2.25%, 03/09/31(b)	3,150	2,580,058
3.70%, 07/18/27	3,253	3,072,669
4.00%, 04/13/32	2,538	2,295,773
5.00%, 09/13/27	1,913	1,881,104
5.20%, 09/13/32	2,305	2,263,233
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	3,460	3,329,479
6.20%, 05/15/29 (Call 04/15/29)	2,170	2,154,765
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	3,115	2,230,462
4.65%, 04/01/30 (Call 01/01/30)	2,202	2,122,169
4.95%, 07/15/46	3,609	3,157,754
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,077	1,862,377
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,856	1,463,210
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.70%, 08/04/26 (Call 05/04/26)	$2,567	$2,424,898
3.95%, 12/01/27 (Call 09/01/27)	5,577	5,163,363
4.50%, 07/23/25 (Call 04/23/25)	4,727	4,619,385
4.88%, 06/13/25 (Call 05/13/25)	1,970	1,938,004
5.15%, 03/19/29 (Call 12/19/28)	3,642	3,453,566
TPG Operating Group II LP, 5.88%, 03/05/34 (Call 12/05/33)	1,190	1,161,600
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	3,094	2,702,918
1.10%, 02/15/31 (Call 11/15/30)	6,097	4,724,989
1.90%, 04/15/27 (Call 02/15/27)	6,876	6,291,259
2.00%, 08/15/50 (Call 02/15/50)(b)	7,753	4,207,735
2.05%, 04/15/30 (Call 01/15/30)	9,431	7,942,337
2.70%, 04/15/40 (Call 10/15/39)	4,314	3,055,292
2.75%, 09/15/27 (Call 06/15/27)	3,454	3,201,921
3.15%, 12/14/25 (Call 09/14/25)	19,435	18,828,888
3.65%, 09/15/47 (Call 03/15/47)	2,284	1,730,758
4.15%, 12/14/35 (Call 06/14/35)	8,919	8,106,995
4.30%, 12/14/45 (Call 06/14/45)	13,534	11,446,556
Voya Financial Inc.
3.65%, 06/15/26	2,962	2,834,552
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	1,739	1,461,504
4.80%, 06/15/46	1,424	1,169,569
5.70%, 07/15/43	2,423	2,274,556
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	2,847	2,619,815
2.75%, 03/15/31 (Call 12/15/30)	2,250	1,833,466
6.20%, 11/17/36	2,337	2,325,597
		945,019,391
Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	1,375	881,030
3.80%, 10/01/47 (Call 04/01/47)	1,956	1,369,666
3.95%, 06/01/28 (Call 03/01/28)	2,052	1,921,163
4.70%, 05/15/32 (Call 02/15/32)	1,590	1,474,227
5.25%, 05/15/52 (Call 11/15/51)	2,480	2,182,680
5.40%, 06/01/33 (Call 03/01/33)	1,140	1,097,876
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,701	1,247,994
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,447	1,597,094
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,985	2,439,742
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	2,063	1,947,588
3.15%, 09/15/49 (Call 03/15/49)	589	378,678
3.75%, 12/01/47 (Call 06/01/47)	2,845	2,075,976
3.80%, 06/15/49 (Call 12/15/48)	1,876	1,362,931
4.00%, 12/01/46 (Call 06/01/46)	1,740	1,346,892
4.25%, 09/15/48 (Call 03/15/48)	1,962	1,542,944
4.50%, 06/15/52 (Call 12/01/51)	1,480	1,207,751
5.15%, 04/01/34 (Call 01/01/34)	815	785,089
5.40%, 03/15/53 (Call 09/15/52)	1,720	1,608,206
Series M, 3.65%, 04/01/50 (Call 10/01/49)	2,030	1,440,210
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,504	879,007
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	4,845	4,488,213
2.45%, 01/15/31 (Call 10/15/30)	5,345	4,301,563
5.45%, 06/01/28 (Call 05/01/28)	3,190	3,141,298
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	2,710	1,717,426
3.05%, 03/15/32 (Call 12/15/31)	460	391,429
3.13%, 07/15/51 (Call 01/15/51)	2,575	1,665,620
Security	Par (000)	Value
Electric (continued)
3.45%, 10/01/49 (Call 04/01/49)	$2,588	$1,798,627
3.75%, 09/01/27 (Call 08/01/27)	2,140	2,031,749
3.75%, 03/01/45 (Call 09/01/44)	3,058	2,298,770
3.85%, 12/01/42	1,437	1,123,461
3.94%, 09/01/32 (Call 03/01/32)	2,640	2,385,070
4.15%, 08/15/44 (Call 02/15/44)	2,130	1,697,340
4.30%, 01/02/46 (Call 07/02/45)	1,442	1,162,404
5.85%, 11/15/33 (Call 05/15/33)	925	943,630
6.00%, 03/01/39	564	569,473
6.13%, 05/15/38	1,240	1,261,681
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,234	2,558,912
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,441	1,955,181
Series B, 3.70%, 12/01/47 (Call 06/01/47)	1,606	1,174,660
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	560	554,232
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,421	1,235,557
1.95%, 03/15/27 (Call 02/15/27)	3,755	3,407,912
3.50%, 01/15/31 (Call 10/15/30)	3,015	2,657,957
3.65%, 02/15/26 (Call 11/15/25)	2,603	2,508,800
5.00%, 01/15/29 (Call 12/15/28)	2,639	2,575,263
5.70%, 12/01/26 (Call 11/01/26)	2,550	2,556,185
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	1,547	1,219,189
2.90%, 06/15/51 (Call 12/15/50)	1,669	1,019,113
3.25%, 03/15/50 (Call 09/15/49)	1,792	1,189,684
3.70%, 12/01/47 (Call 06/01/47)	2,756	2,012,237
3.80%, 05/15/28 (Call 02/15/28)	2,362	2,239,515
3.85%, 09/01/32 (Call 06/01/32)	2,045	1,818,327
4.15%, 03/15/46 (Call 09/15/45)	1,666	1,326,884
4.50%, 03/15/49 (Call 09/15/48)	2,759	2,298,759
4.95%, 06/01/33 (Call 03/01/33)	1,980	1,894,592
5.90%, 12/01/52 (Call 06/01/52)	1,965	1,981,264
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,451	1,205,463
3.20%, 11/13/27 (Call 08/13/27)	2,588	2,394,288
3.25%, 03/01/50 (Call 09/01/49)	1,097	708,506
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)	3,555	3,188,212
5.20%, 01/15/29 (Call 12/15/28)	4,640	4,564,205
5.63%, 03/01/33 (Call 12/01/32)	2,191	2,143,301
5.70%, 08/15/25	915	912,653
5.75%, 11/01/27 (Call 10/01/27)	2,695	2,721,150
5.95%, 11/01/32 (Call 08/01/32)	1,804	1,818,497
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,805	2,663,481
Series N, 1.00%, 11/01/25 (Call 10/01/25)	1,047	974,169
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	1,311	1,275,981
4.40%, 05/15/44 (Call 11/15/43)	1,644	1,278,737
4.45%, 06/01/45 (Call 12/01/44)	1,778	1,385,793
4.50%, 08/01/32 (Call 05/01/32)	2,810	2,553,132
5.65%, 04/01/34 (Call 01/01/34)	1,550	1,506,053
7.00%, 04/01/38	2,060	2,203,682
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	662	544,741
Series X, 3.30%, 06/01/27 (Call 03/01/27)	2,184	2,038,472
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,615	2,025,065
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	2,110	1,418,622
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,930	1,527,356
2.60%, 08/15/29 (Call 05/15/29)	2,235	1,944,738
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.65%, 09/15/50 (Call 03/15/50)	$1,291	$725,305
2.95%, 09/15/27 (Call 06/15/27)	1,344	1,240,151
3.15%, 05/15/25 (Call 02/15/25)	2,091	2,036,265
3.35%, 05/15/50 (Call 11/15/49)	2,262	1,474,587
3.50%, 12/01/49 (Call 06/01/49)	2,148	1,427,011
3.75%, 05/15/46 (Call 11/15/45)	1,776	1,275,573
4.20%, 08/15/48 (Call 02/15/48)	1,453	1,100,238
4.25%, 03/01/49 (Call 09/01/48)	1,935	1,474,243
4.35%, 11/15/45 (Call 05/15/45)	1,582	1,249,704
4.50%, 04/01/42 (Call 10/01/41)	1,995	1,643,012
5.05%, 09/01/41 (Call 03/01/41)	1,355	1,204,622
5.55%, 08/01/33 (Call 05/01/33)	1,925	1,887,924
6.35%, 12/15/32 (Call 09/15/32)	1,645	1,707,736
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,579	1,293,493
4.00%, 10/15/28 (Call 07/15/28)	1,457	1,374,744
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,198	3,836,467
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	2,225	1,618,254
4.35%, 06/01/48 (Call 12/01/47)	1,920	1,510,490
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,815	2,305,015
2.40%, 08/15/26 (Call 05/15/26)	1,323	1,242,902
2.90%, 06/15/50 (Call 12/15/49)	1,705	1,048,318
3.20%, 09/15/49 (Call 03/15/49)	1,900	1,234,113
3.50%, 08/15/46 (Call 02/15/46)	2,530	1,798,297
3.75%, 08/15/47 (Call 02/15/47)	1,649	1,206,766
4.25%, 09/15/48 (Call 03/15/48)	1,414	1,116,922
4.55%, 06/01/52 (Call 12/01/51)	2,032	1,675,438
5.40%, 06/01/53 (Call 12/01/52)	2,225	2,101,927
6.35%, 10/01/36	1,090	1,130,422
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	3,346	2,601,148
2.85%, 05/15/51 (Call 11/15/50)	6,335	3,790,265
3.25%, 04/15/28 (Call 01/15/28)	3,862	3,577,610
3.70%, 07/15/30 (Call 04/15/30)	5,455	4,971,067
3.80%, 07/15/48 (Call 01/15/48)	3,876	2,784,625
4.25%, 10/15/50 (Call 04/15/50)	3,377	2,585,258
4.45%, 01/15/49 (Call 07/15/48)	4,216	3,381,258
4.50%, 02/01/45 (Call 08/01/44)	2,744	2,322,687
4.60%, 05/01/53 (Call 11/01/52)	4,265	3,455,228
5.15%, 11/15/43 (Call 05/15/43)	2,938	2,715,684
5.95%, 05/15/37	2,558	2,556,254
6.13%, 04/01/36	5,338	5,458,176
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,457	1,190,932
3.05%, 10/15/29 (Call 07/15/29)	2,722	2,384,809
3.15%, 01/15/27 (Call 07/15/26)	2,794	2,616,952
3.88%, 10/15/49 (Call 04/15/49)	1,924	1,324,582
3.95%, 01/15/26 (Call 07/15/25)	2,184	2,114,945
4.20%, 09/15/46 (Call 03/15/46)	950	704,905
4.35%, 05/01/33 (Call 02/01/33)	855	754,841
5.95%, 03/15/28 (Call 02/15/28)	2,760	2,796,252
6.15%, 05/15/34 (Call 02/15/34)	575	574,414
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,755	1,315,317
3.60%, 03/01/52 (Call 09/01/51)	710	501,223
3.95%, 03/01/48 (Call 09/01/47)	2,638	2,030,416
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,276,555
4.95%, 04/01/33 (Call 01/01/33)	985	945,361
5.15%, 03/01/34 (Call 12/01/33)	1,070	1,038,157
Security	Par (000)	Value
Electric (continued)
5.20%, 10/01/28 (Call 09/01/28)	$1,935	$1,928,005
5.30%, 04/01/53 (Call 10/01/52)	280	262,543
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,240	1,166,590
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	2,247	1,794,847
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,469,056
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,675	1,385,878
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	1,140	774,040
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	1,045	881,873
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,435	2,263,012
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	1,010	878,706
Series K2, 6.95%, 03/15/33	285	314,887
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,998	1,869,415
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	2,500	2,297,680
2.65%, 06/01/31 (Call 03/01/31)	1,530	1,260,802
2.95%, 03/01/30 (Call 12/01/29)	3,228	2,801,626
3.70%, 09/01/49 (Call 03/01/49)	2,750	1,908,631
5.25%, 08/10/26	1,410	1,399,755
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,309	3,162,554
4.97%, 05/01/46 (Call 11/01/45)	1,639	1,287,900
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,219	1,189,908
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	739	700,990
3.45%, 08/15/27 (Call 05/15/27)	2,548	2,406,493
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(a)	1,580	1,279,046
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(a)	3,595	3,242,528
4.88%, 03/01/44 (Call 09/01/43)	1,505	1,332,026
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,405	2,018,886
2.55%, 06/15/26 (Call 03/15/26)	2,160	2,041,761
3.00%, 03/01/50 (Call 09/01/49)	2,300	1,439,141
3.15%, 03/15/32 (Call 12/15/31)	725	619,938
3.65%, 06/15/46 (Call 12/15/45)	3,214	2,333,512
3.70%, 08/15/28 (Call 05/15/28)	3,615	3,395,021
3.70%, 03/01/45 (Call 09/01/44)	1,770	1,313,573
3.80%, 10/01/42 (Call 04/01/42)	1,044	799,783
4.00%, 03/01/48 (Call 09/01/47)	3,510	2,669,694
4.00%, 03/01/49 (Call 09/01/48)	2,066	1,556,984
4.35%, 11/15/45 (Call 05/15/45)	2,291	1,857,872
4.60%, 08/15/43 (Call 02/15/43)	1,235	1,051,426
4.70%, 01/15/44 (Call 07/15/43)	1,295	1,126,660
4.90%, 02/01/33 (Call 11/01/32)	985	946,308
5.30%, 02/01/53 (Call 08/01/52)	1,840	1,699,132
5.90%, 03/15/36	1,454	1,487,492
6.45%, 01/15/38	2,082	2,185,960
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,697	2,498,644
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	3,080	2,257,739
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,748	1,140,346
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	3,130	2,002,222
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	1,400	819,738
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	1,370	994,792
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	$3,791	$2,927,782
4.30%, 04/15/44 (Call 10/15/43)	2,430	2,008,698
4.65%, 01/01/29 (Call 12/01/28)	1,465	1,424,920
4.90%, 07/01/33 (Call 04/01/33)	1,195	1,140,912
5.25%, 01/15/53 (Call 07/15/52)	2,300	2,155,400
Series A, 0.75%, 12/01/25 (Call 11/01/25)	885	821,820
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,505	2,000,581
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,808	2,651,642
Series A, 4.15%, 06/01/45 (Call 12/01/44)	455	368,256
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,725	3,079,701
3.20%, 12/01/51 (Call 06/01/51)	910	585,887
3.60%, 06/15/61 (Call 12/15/60)	3,488	2,343,105
3.70%, 11/15/59 (Call 05/15/59)	2,978	1,999,418
3.80%, 05/15/28 (Call 02/15/28)	3,396	3,211,643
3.85%, 06/15/46 (Call 12/15/45)	2,914	2,180,558
3.95%, 03/01/43 (Call 09/01/42)	1,801	1,407,678
4.45%, 03/15/44 (Call 09/15/43)	3,418	2,854,175
4.50%, 12/01/45 (Call 06/01/45)	2,947	2,446,080
4.50%, 05/15/58 (Call 11/15/57)	2,944	2,343,353
4.63%, 12/01/54 (Call 06/01/54)	2,517	2,077,852
5.20%, 03/01/33 (Call 12/01/32)	2,060	2,030,316
5.50%, 03/15/34 (Call 12/15/33)	2,831	2,824,637
5.70%, 06/15/40	1,987	1,937,367
5.90%, 11/15/53 (Call 05/15/53)	2,970	2,987,857
6.15%, 11/15/52 (Call 05/15/52)	3,290	3,417,484
Series 05-A, 5.30%, 03/01/35	1,140	1,109,893
Series 06-A, 5.85%, 03/15/36	2,467	2,472,297
Series 06-B, 6.20%, 06/15/36	1,012	1,046,634
Series 07-A, 6.30%, 08/15/37	1,053	1,096,931
Series 08-B, 6.75%, 04/01/38	2,033	2,209,123
Series 09-C, 5.50%, 12/01/39	2,491	2,401,884
Series 12-A, 4.20%, 03/15/42	2,023	1,628,878
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	2,792	2,093,638
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	3,414	3,073,400
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,409	3,359,282
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,907	2,242,273
Series B, 3.13%, 11/15/27 (Call 08/15/27)	803	746,533
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,988	1,141,766
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,395	1,019,910
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,169	1,672,800
Series D, 4.00%, 12/01/28 (Call 09/01/28)	2,557	2,432,385
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,874	2,405,916
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	4,512	4,396,302
5.60%, 03/01/28 (Call 02/01/28)	2,515	2,519,603
5.60%, 06/15/42 (Call 12/15/41)	3,513	3,298,996
5.75%, 10/01/41 (Call 04/01/41)	3,876	3,692,108
5.75%, 03/15/54 (Call 09/15/53)	3,005	2,831,532
5.80%, 03/01/33 (Call 12/01/32)	2,730	2,728,397
6.13%, 01/15/34 (Call 10/15/33)	2,125	2,174,155
6.25%, 10/01/39	1,882	1,890,069
6.50%, 10/01/53 (Call 04/01/53)	2,135	2,215,830
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	2,025	1,069,369
2.65%, 08/15/52 (Call 02/15/52)(b)	287	169,233
3.10%, 08/15/50 (Call 02/15/50)	2,130	1,407,810
Security	Par (000)	Value
Electric (continued)
3.25%, 08/15/46 (Call 02/15/46)	$2,158	$1,518,132
3.50%, 08/01/51 (Call 02/01/51)	2,106	1,494,893
3.60%, 08/15/32 (Call 02/15/32)	1,140	1,001,062
3.75%, 02/15/50 (Call 08/15/49)	1,171	870,933
3.80%, 11/15/28 (Call 08/15/28)	886	832,841
3.95%, 05/15/43 (Call 11/15/42)	1,401	1,111,686
3.95%, 07/15/47 (Call 01/15/47)	1,473	1,143,601
4.05%, 05/15/48 (Call 11/15/47)	2,632	2,084,854
4.20%, 09/01/52 (Call 03/01/52)	2,070	1,632,195
4.35%, 04/15/49 (Call 10/15/48)	2,561	2,114,904
4.60%, 05/30/29 (Call 03/30/29)	3,100	3,003,878
4.63%, 05/15/33 (Call 11/15/32)	1,900	1,784,048
4.65%, 03/01/28 (Call 01/01/28)	2,815	2,751,226
4.90%, 02/15/29 (Call 12/15/28)	2,980	2,929,037
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,510	1,777,850
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	1,759	1,352,950
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,343	2,285,409
4.25%, 06/01/28 (Call 03/01/28)	2,952	2,812,116
4.35%, 08/15/32 (Call 05/15/32)	1,520	1,384,725
4.70%, 12/01/44 (Call 06/01/44)	1,840	1,521,849
4.85%, 08/15/52 (Call 02/15/52)	2,075	1,739,456
5.38%, 11/15/32 (Call 08/15/32)	3,520	3,419,957
7.00%, 06/15/38	915	970,330
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,835	2,616,687
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,565	1,260,782
Series B, 3.30%, 04/15/41 (Call 10/15/40)	2,325	1,655,264
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,895	1,794,440
Series B, 5.95%, 06/15/35	2,237	2,227,314
Series C, 2.25%, 08/15/31 (Call 05/15/31)	2,473	1,969,817
Series C, 3.38%, 04/01/30 (Call 01/01/30)	6,179	5,474,015
Series C, 4.05%, 09/15/42 (Call 03/15/42)	2,045	1,572,064
Series C, 4.90%, 08/01/41 (Call 02/01/41)	2,320	2,010,034
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,038	1,918,273
Series E, 6.30%, 03/15/33	1,425	1,456,718
Series F, 5.25%, 08/01/33	2,510	2,398,004
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,655	1,409,267
5.10%, 06/01/65 (Call 12/01/64)	1,930	1,684,316
5.30%, 05/15/33	1,670	1,626,389
5.45%, 02/01/41 (Call 08/01/40)	965	918,055
6.05%, 01/15/38	1,855	1,888,595
6.25%, 10/15/53 (Call 04/15/53)	2,020	2,137,978
6.63%, 02/01/32	375	401,893
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,570	2,066,983
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,637	2,228,857
2.95%, 03/01/50 (Call 09/01/49)	2,222	1,391,238
3.70%, 03/15/45 (Call 09/15/44)	2,710	2,030,911
3.70%, 06/01/46 (Call 12/01/45)	1,590	1,172,251
3.75%, 08/15/47 (Call 02/15/47)	2,027	1,492,571
3.95%, 03/01/49 (Call 09/01/48)	2,514	1,929,278
4.30%, 07/01/44 (Call 01/01/44)	1,646	1,348,783
4.85%, 12/01/26	600	594,454
5.20%, 04/01/33 (Call 01/01/33)	2,685	2,638,242
5.20%, 03/01/34 (Call 12/01/33)	2,555	2,484,865
5.40%, 04/01/53 (Call 10/01/52)	2,225	2,126,921
Series A, 1.90%, 04/01/28 (Call 02/01/28)	3,335	2,944,190
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,205	1,861,444
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 4.00%, 04/01/43 (Call 10/01/42)	$937	$744,803
Series A, 4.05%, 05/15/48 (Call 11/15/47)	2,166	1,682,120
Series B, 3.25%, 04/01/51 (Call 10/01/50)	2,176	1,430,982
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,585	1,124,809
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,500	2,106,108
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	4,070	3,820,965
2.95%, 03/01/30 (Call 12/01/29)	2,268	1,952,936
4.88%, 06/01/28 (Call 05/01/28)	5,675	5,522,148
5.10%, 03/01/29 (Call 02/01/29)	4,610	4,503,148
5.85%, 06/01/34 (Call 03/01/34)	2,375	2,364,137
Series C, 3.40%, 06/15/29 (Call 03/15/29)	3,105	2,790,463
Series F, 1.05%, 06/01/25 (Call 05/01/25)	4,540	4,313,333
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,214	1,921,262
2.45%, 02/01/30 (Call 11/01/29)	2,345	2,007,503
2.55%, 04/15/31 (Call 01/15/31)	3,038	2,550,248
2.85%, 03/15/32 (Call 12/15/31)	3,070	2,566,107
2.95%, 12/01/26 (Call 09/01/26)	2,277	2,149,823
3.20%, 08/15/49 (Call 02/15/49)	2,715	1,787,563
3.45%, 04/15/51 (Call 10/15/50)	2,585	1,762,745
3.55%, 03/15/52 (Call 09/15/51)	2,080	1,429,167
3.70%, 12/01/47 (Call 06/01/47)	2,127	1,520,933
3.75%, 06/01/45 (Call 12/01/44)	2,384	1,752,091
3.88%, 03/15/46 (Call 09/15/45)	2,770	2,081,780
3.95%, 11/15/28 (Call 08/15/28)	2,846	2,695,558
3.95%, 03/15/48 (Call 09/15/47)	1,755	1,319,172
4.00%, 09/30/42 (Call 03/30/42)	1,844	1,463,986
4.25%, 12/15/41 (Call 06/15/41)	1,309	1,071,210
4.85%, 01/15/34 (Call 10/15/33)	2,255	2,136,593
4.95%, 01/15/33 (Call 10/15/32)	2,630	2,530,960
5.30%, 02/15/40	3,145	2,984,177
5.35%, 01/15/53 (Call 07/15/52)	1,645	1,527,911
5.40%, 01/15/54 (Call 07/15/53)	4,089	3,843,818
6.00%, 01/15/38	1,062	1,071,062
6.05%, 04/15/38	1,905	1,934,412
6.10%, 06/01/37	2,300	2,327,119
6.45%, 10/15/32	1,530	1,622,564
Series A, 6.00%, 12/01/28	1,634	1,684,840
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,948	3,698,847
2.45%, 06/01/30 (Call 03/01/30)	3,030	2,551,071
2.55%, 06/15/31 (Call 03/15/31)	2,045	1,681,435
2.65%, 09/01/26 (Call 06/01/26)	2,894	2,712,161
3.15%, 08/15/27 (Call 05/15/27)	3,873	3,602,727
3.25%, 01/15/82 (Call 01/15/27), (5-year CMT + 2.321%)(a)	2,057	1,811,666
3.30%, 06/15/41 (Call 12/15/40)	3,728	2,638,247
3.40%, 06/15/29 (Call 03/15/29)	2,297	2,086,620
3.50%, 06/15/51 (Call 12/15/50)	2,400	1,584,232
3.75%, 09/01/46 (Call 03/01/46)	5,927	4,226,757
3.95%, 08/15/47 (Call 02/15/47)	2,580	1,879,069
4.20%, 06/15/49 (Call 12/15/48)	2,710	2,046,311
4.30%, 03/15/28 (Call 02/15/28)	4,130	3,965,993
4.50%, 08/15/32 (Call 05/15/32)	5,235	4,822,020
4.80%, 12/15/45 (Call 06/15/45)	2,954	2,482,661
4.85%, 01/05/27	1,555	1,531,239
4.85%, 01/05/29 (Call 12/05/28)	1,725	1,676,055
5.00%, 12/08/25	2,035	2,017,982
5.00%, 12/08/27 (Call 11/08/27)	3,125	3,080,797
5.00%, 08/15/52 (Call 02/15/52)	4,135	3,521,004
Security	Par (000)	Value
Electric (continued)
5.75%, 09/15/33 (Call 06/15/33)	$2,970	$2,958,893
6.10%, 09/15/53 (Call 03/15/53)	3,085	3,080,345
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,530	2,053,875
2.40%, 12/15/31 (Call 09/15/31)	3,095	2,522,649
2.50%, 12/01/29 (Call 09/01/29)	2,923	2,531,511
3.00%, 12/15/51 (Call 06/15/51)	1,752	1,078,515
3.20%, 01/15/27 (Call 10/15/26)	4,042	3,819,328
3.40%, 10/01/46 (Call 04/01/46)	3,093	2,126,326
3.80%, 07/15/28 (Call 04/15/28)	2,720	2,571,356
3.85%, 11/15/42 (Call 05/15/42)	2,101	1,634,752
4.20%, 07/15/48 (Call 01/15/48)	2,115	1,658,004
5.65%, 04/01/40	2,031	1,981,371
5.88%, 11/15/33 (Call 08/15/33)	2,325	2,376,329
5.95%, 11/15/52 (Call 05/15/52)	1,435	1,442,928
6.20%, 11/15/53 (Call 05/15/53)	1,620	1,688,119
6.35%, 09/15/37	1,491	1,544,793
6.40%, 06/15/38	4,515	4,702,817
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/35(b)	705	591,768
Series 2035, 3.11%, 09/01/38(b)	1,165	932,233
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	2,980	1,750,333
3.75%, 05/15/46 (Call 11/15/45)	1,484	1,090,447
5.25%, 03/01/34 (Call 12/01/33)	1,150	1,123,787
5.40%, 04/01/53 (Call 10/01/52)	2,210	2,044,550
6.12%, 10/15/35	1,119	1,150,777
6.35%, 08/15/38	1,193	1,243,472
6.45%, 04/01/39	2,073	2,173,338
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	1,319	1,147,186
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,590	1,704,026
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,028	1,675,686
3.65%, 02/01/29 (Call 11/01/28)	2,091	1,943,977
3.70%, 06/15/46 (Call 12/15/45)	1,767	1,286,941
4.30%, 02/01/49 (Call 08/01/48)	1,977	1,547,546
5.25%, 04/01/33 (Call 01/01/33)	2,110	2,056,882
5.55%, 03/15/54 (Call 09/15/53)	1,490	1,407,570
5.65%, 04/01/53 (Call 10/01/52)	755	723,101
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	2,925	2,319,556
2.50%, 08/15/50 (Call 02/15/50)	2,795	1,565,109
2.90%, 08/15/51 (Call 02/15/51)	2,099	1,273,482
3.25%, 08/15/25 (Call 05/15/25)	2,182	2,121,491
3.40%, 04/01/32 (Call 01/01/32)	2,380	2,062,486
3.45%, 03/15/29 (Call 12/15/28)	3,022	2,783,647
3.60%, 09/15/47 (Call 03/15/47)	2,756	1,937,000
3.70%, 09/01/28 (Call 06/01/28)	2,311	2,167,704
3.70%, 10/15/46 (Call 04/15/46)	2,504	1,813,649
4.00%, 04/01/52 (Call 10/01/51)	1,170	872,898
4.10%, 05/15/42 (Call 11/15/41)	970	775,249
4.10%, 03/15/43 (Call 09/15/42)	1,669	1,320,007
4.15%, 12/01/44 (Call 06/01/44)	2,699	2,127,385
4.20%, 08/15/45 (Call 02/15/45)	1,504	1,182,843
4.38%, 03/30/44 (Call 09/30/43)	1,787	1,460,541
5.10%, 03/15/34 (Call 12/15/33)	2,550	2,464,163
5.25%, 03/15/33 (Call 12/15/32)	1,915	1,879,369
5.35%, 03/15/53 (Call 09/15/52)	2,065	1,912,572
6.30%, 04/01/38	2,005	2,076,144
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Edison International
4.13%, 03/15/28 (Call 12/15/27)	$2,935	$2,762,544
4.70%, 08/15/25	1,665	1,639,544
5.25%, 11/15/28 (Call 10/15/28)	2,225	2,179,996
5.75%, 06/15/27 (Call 04/15/27)	3,698	3,700,386
6.95%, 11/15/29 (Call 09/15/29)	2,590	2,719,861
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	1,291	1,070,727
6.00%, 05/15/35	639	623,749
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	2,010	1,614,013
3.55%, 06/15/26 (Call 03/15/26)	4,215	4,012,769
4.75%, 06/15/46 (Call 12/15/45)	5,001	3,905,007
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,498	3,338,424
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	4,002	3,811,190
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	2,323	1,315,822
3.35%, 06/15/52 (Call 12/15/51)	1,910	1,248,925
3.50%, 04/01/26 (Call 01/01/26)	3,363	3,249,948
4.00%, 06/01/28 (Call 03/01/28)	1,310	1,244,731
4.20%, 04/01/49 (Call 10/01/48)	2,694	2,092,566
5.15%, 01/15/33 (Call 10/15/32)	1,865	1,811,453
5.30%, 09/15/33 (Call 06/15/33)	1,445	1,406,708
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,573	2,412,547
1.90%, 06/15/28 (Call 04/15/28)	2,490	2,160,497
2.40%, 06/15/31 (Call 03/05/31)	2,920	2,360,248
2.80%, 06/15/30 (Call 03/15/30)	2,842	2,422,280
2.95%, 09/01/26 (Call 06/01/26)	3,562	3,357,743
3.75%, 06/15/50 (Call 12/15/49)	2,774	1,916,874
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	1,683	1,317,199
2.35%, 06/15/32 (Call 03/15/32)	1,540	1,218,907
2.40%, 10/01/26 (Call 07/01/26)	2,236	2,083,434
2.90%, 03/15/51 (Call 09/15/50)	3,625	2,155,699
3.05%, 06/01/31 (Call 03/01/31)	1,525	1,298,866
3.10%, 06/15/41 (Call 12/15/40)	311	218,523
3.12%, 09/01/27 (Call 06/01/27)	2,285	2,129,216
3.25%, 04/01/28 (Call 01/01/28)	3,359	3,105,600
4.00%, 03/15/33 (Call 12/15/32)	2,742	2,439,530
4.20%, 09/01/48 (Call 03/01/48)	4,036	3,128,947
4.20%, 04/01/50 (Call 10/01/49)	2,551	1,964,469
4.75%, 09/15/52 (Call 03/15/52)	2,190	1,838,369
4.95%, 01/15/45 (Call 01/15/25)	3,335	2,904,159
5.35%, 03/15/34 (Call 12/15/33)	1,640	1,590,719
5.70%, 03/15/54 (Call 09/15/53)	3,390	3,262,840
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	2,843	2,586,717
3.50%, 06/01/51 (Call 03/01/51)	995	670,425
3.85%, 06/01/49 (Call 12/01/48)	979	711,626
5.00%, 09/01/33 (Call 06/01/33)	910	865,673
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	2,395	1,887,315
3.55%, 09/30/49 (Call 03/30/49)	2,305	1,592,131
4.00%, 03/30/29 (Call 12/30/28)	902	848,520
4.50%, 03/30/39 (Call 09/30/38)	175	150,597
5.00%, 09/15/52 (Call 03/15/52)(b)	1,710	1,476,865
5.80%, 09/01/53 (Call 03/01/53)	1,430	1,400,525
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,025	3,526,252
Security	Par (000)	Value
Electric (continued)
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	$1,960	$1,845,434
3.10%, 04/01/27 (Call 01/01/27)	2,295	2,154,968
3.25%, 09/01/49 (Call 03/01/49)	2,413	1,562,058
3.45%, 04/15/50 (Call 10/15/49)	1,445	969,806
4.10%, 04/01/43 (Call 10/01/42)	1,920	1,512,235
4.13%, 03/01/42 (Call 09/01/41)	2,072	1,665,778
4.25%, 12/01/45 (Call 06/01/45)	1,039	822,430
5.70%, 03/15/53 (Call 09/15/52)	1,255	1,203,515
5.90%, 11/15/33 (Call 08/15/33)	1,475	1,496,165
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)(b)	1,625	1,583,680
4.20%, 06/15/47 (Call 12/15/46)	2,185	1,695,554
4.20%, 03/15/48 (Call 09/15/47)	1,144	882,683
4.95%, 04/15/33 (Call 01/15/33)	1,365	1,298,147
5.30%, 10/01/41 (Call 04/01/41)	2,001	1,843,299
5.40%, 04/01/34 (Call 01/01/34)	1,175	1,147,507
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,743	1,325,973
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,433	2,024,550
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,870	1,525,636
2.90%, 03/01/27 (Call 02/01/27)	3,070	2,848,459
3.38%, 03/01/32 (Call 12/01/31)	2,546	2,146,362
3.45%, 01/15/50 (Call 07/15/49)	3,095	2,037,108
4.60%, 07/01/27 (Call 06/01/27)	3,608	3,499,560
4.75%, 05/15/26	1,595	1,566,391
5.00%, 01/01/27	2,080	2,046,109
5.13%, 05/15/33 (Call 02/15/33)	2,860	2,698,256
5.45%, 03/01/28 (Call 02/01/28)	5,210	5,169,003
5.50%, 01/01/34 (Call 10/01/33)	3,755	3,619,120
5.85%, 04/15/31 (Call 02/15/31)	2,975	2,963,683
5.95%, 02/01/29 (Call 01/01/29)	4,080	4,125,388
5.95%, 07/15/34 (Call 04/15/34)	3,095	3,075,086
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,206	1,108,715
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,921	2,740,022
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,282	2,138,013
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,931	2,298,907
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,775	1,609,647
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	2,860	2,648,342
3.35%, 03/15/32 (Call 12/15/31)	855	731,883
3.40%, 04/15/26 (Call 01/15/26)	4,707	4,524,438
3.95%, 06/15/25 (Call 03/15/25)	3,998	3,919,849
4.05%, 04/15/30 (Call 01/15/30)	5,965	5,506,769
4.10%, 03/15/52 (Call 09/15/51)	2,745	2,057,366
4.45%, 04/15/46 (Call 10/15/45)	2,833	2,292,514
4.70%, 04/15/50 (Call 10/15/49)	3,422	2,844,566
4.95%, 06/15/35 (Call 12/15/34)	1,224	1,115,170
5.10%, 06/15/45 (Call 12/15/44)	2,525	2,232,272
5.15%, 03/15/28 (Call 02/15/28)	2,310	2,279,083
5.15%, 03/15/29 (Call 02/15/29)	1,235	1,214,534
5.30%, 03/15/33 (Call 12/15/32)	3,075	2,991,165
5.45%, 03/15/34 (Call 12/15/33)	2,640	2,567,254
5.60%, 03/15/53 (Call 09/15/52)	3,855	3,655,978
5.63%, 06/15/35	3,039	2,971,168
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	50	42,180
Series A, 1.60%, 01/15/26 (Call 12/15/25)	110	102,168
Series B, 4.15%, 07/15/27 (Call 04/15/27)	330	310,870
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 3.40%, 03/01/50 (Call 09/01/49)	$95	$60,971
Series C, 5.10%, 07/15/47 (Call 01/15/47)	400	332,942
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	4,243	3,467,938
2.88%, 12/04/51 (Call 06/04/51)	5,322	3,277,634
3.13%, 12/01/25 (Call 06/01/25)	4,445	4,294,992
3.15%, 10/01/49 (Call 04/01/49)	2,489	1,652,936
3.70%, 12/01/47 (Call 06/01/47)	2,297	1,702,624
3.80%, 12/15/42 (Call 06/15/42)	2,106	1,641,276
3.95%, 03/01/48 (Call 09/01/47)	4,242	3,277,757
3.99%, 03/01/49 (Call 09/01/48)	2,755	2,131,705
4.05%, 06/01/42 (Call 12/01/41)	2,660	2,172,245
4.05%, 10/01/44 (Call 04/01/44)	2,678	2,144,897
4.13%, 02/01/42 (Call 08/01/41)	2,553	2,106,025
4.13%, 06/01/48 (Call 12/01/47)	2,361	1,865,467
4.40%, 05/15/28 (Call 03/15/28)	2,405	2,332,383
4.45%, 05/15/26 (Call 04/15/26)	1,255	1,235,343
4.63%, 05/15/30 (Call 03/15/30)	2,700	2,616,089
4.80%, 05/15/33 (Call 02/15/33)	2,095	1,996,006
4.95%, 06/01/35	1,034	981,413
5.05%, 04/01/28 (Call 03/01/28)	2,580	2,567,654
5.10%, 04/01/33 (Call 01/01/33)	3,460	3,373,536
5.25%, 02/01/41 (Call 08/01/40)	2,089	1,989,695
5.30%, 04/01/53 (Call 10/01/52)	2,725	2,579,041
5.63%, 04/01/34	1,145	1,164,664
5.65%, 02/01/37	1,475	1,472,826
5.69%, 03/01/40	2,458	2,494,847
5.95%, 02/01/38	2,173	2,224,733
5.96%, 04/01/39	820	845,673
Series A, 3.30%, 05/30/27 (Call 02/28/27)	3,186	2,996,553
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,795	5,455,080
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	924	885,162
3.25%, 03/30/27 (Call 12/30/26)	3,160	2,971,522
4.30%, 03/15/42	5,008	4,137,106
4.30%, 03/15/43	2,197	1,782,593
4.65%, 05/16/28 (Call 03/16/28)	4,600	4,472,895
4.70%, 05/15/32 (Call 02/15/32)	1,620	1,533,119
4.95%, 05/17/33 (Call 11/17/32)	4,740	4,513,333
5.00%, 02/23/27 (Call 01/23/27)	795	787,698
5.13%, 05/15/52 (Call 11/15/51)	3,690	3,345,241
5.25%, 03/15/34 (Call 09/15/33)	2,960	2,881,784
Series 10-C, 4.75%, 09/01/40	2,424	2,126,216
Series A, 3.25%, 03/15/51 (Call 09/15/50)	2,090	1,365,652
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,742	3,269,847
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,763	1,988,650
Iberdrola International BV, 6.75%, 07/15/36	1,552	1,691,966
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	1,080	1,007,628
5.80%, 04/01/54 (Call 10/01/53)	740	717,491
Series K, 4.20%, 03/01/48 (Call 09/01/47)	1,771	1,359,184
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,290	1,461,780
3.85%, 05/15/28 (Call 02/15/28)	2,254	2,118,606
4.25%, 08/15/48 (Call 02/15/48)	1,815	1,400,058
5.63%, 04/01/53 (Call 10/01/52)	1,730	1,655,745
6.05%, 03/15/37	555	557,025
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,308	1,885,260
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,138	811,572
Security	Par (000)	Value
Electric (continued)
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	$1,112	$925,165
3.10%, 11/30/51 (Call 05/30/51)	1,665	1,027,628
3.50%, 09/30/49 (Call 03/30/49)	1,539	1,044,769
3.60%, 04/01/29 (Call 01/01/29)	1,487	1,367,785
3.70%, 09/15/46 (Call 03/15/46)	1,223	868,670
4.10%, 09/26/28 (Call 06/26/28)	3,356	3,171,859
5.70%, 10/15/33 (Call 07/15/33)	1,630	1,618,655
6.25%, 07/15/39	1,010	1,019,705
IPALCO Enterprises Inc.
4.25%, 05/01/30 (Call 02/01/30)	3,375	3,095,069
5.75%, 04/01/34 (Call 01/01/34)(c)	1,630	1,570,153
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,500	2,380,551
3.35%, 11/15/27 (Call 08/15/27)	1,635	1,521,228
5.30%, 07/01/43 (Call 01/01/43)	1,676	1,514,074
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	356	323,199
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	2,810	1,864,950
4.38%, 10/01/45 (Call 04/01/45)	2,636	2,141,514
5.13%, 11/01/40 (Call 05/01/40)	3,824	3,527,525
5.45%, 04/15/33 (Call 01/15/33)	1,370	1,360,615
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	1,025	803,818
5.45%, 04/15/33 (Call 01/15/33)	1,420	1,405,768
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,257	1,217,676
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	3,020	1,763,420
3.10%, 05/01/27 (Call 02/01/27)	3,480	3,267,727
3.15%, 04/15/50 (Call 10/15/49)	3,072	1,998,307
3.65%, 04/15/29 (Call 01/15/29)	5,080	4,717,155
3.65%, 08/01/48 (Call 02/01/48)	3,593	2,613,371
3.95%, 08/01/47 (Call 02/01/47)	2,578	1,961,834
4.25%, 05/01/46 (Call 11/01/45)	1,675	1,339,728
4.25%, 07/15/49 (Call 01/15/49)	4,199	3,372,079
4.40%, 10/15/44 (Call 04/15/44)	2,212	1,826,180
4.80%, 09/15/43 (Call 03/15/43)	1,522	1,346,806
5.30%, 02/01/55 (Call 08/01/54)	690	641,835
5.35%, 01/15/34 (Call 10/15/33)	1,705	1,696,366
5.75%, 11/01/35	590	594,662
5.80%, 10/15/36	1,894	1,903,446
5.85%, 09/15/54 (Call 03/15/54)	895	900,465
6.75%, 12/30/31	1,155	1,266,424
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,840	3,631,589
Series 12-A, 4.25%, 03/15/42	2,356	1,894,410
Series B, 3.10%, 07/30/51 (Call 01/30/51)(b)	1,638	1,011,781
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	2,040	1,962,737
5.60%, 06/12/28 (Call 05/12/28)	280	279,823
5.81%, 06/12/33 (Call 03/12/33)	1,697	1,682,090
National Grid USA, 5.80%, 04/01/35	1,672	1,628,307
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,712	2,472,982
1.35%, 03/15/31 (Call 12/15/30)	2,189	1,671,223
1.65%, 06/15/31 (Call 03/15/31)	1,635	1,266,753
2.40%, 03/15/30 (Call 12/15/29)	2,815	2,376,797
2.75%, 04/15/32 (Call 01/15/32)	2,220	1,827,095
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.05%, 04/25/27 (Call 01/25/27)	$2,671	$2,500,812
3.25%, 11/01/25 (Call 08/01/25)	2,825	2,730,764
3.40%, 02/07/28 (Call 11/07/27)	2,800	2,616,154
3.45%, 06/15/25	1,575	1,536,640
3.70%, 03/15/29 (Call 12/15/28)	1,690	1,570,068
3.90%, 11/01/28 (Call 08/01/28)	1,623	1,528,931
4.02%, 11/01/32 (Call 05/01/32)	1,619	1,449,415
4.15%, 12/15/32 (Call 09/15/32)	2,110	1,900,676
4.30%, 03/15/49 (Call 09/15/48)	1,999	1,599,657
4.40%, 11/01/48 (Call 05/01/48)	1,560	1,259,487
4.45%, 03/13/26 (Call 02/13/26)	1,795	1,766,051
4.80%, 02/05/27 (Call 01/05/27)(b)	1,780	1,764,773
4.80%, 03/15/28 (Call 02/15/28)	3,850	3,787,719
4.85%, 02/07/29 (Call 01/07/29)	1,850	1,809,141
5.00%, 02/07/31 (Call 12/07/30)	1,325	1,287,551
5.05%, 09/15/28 (Call 08/15/28)	1,814	1,792,918
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	2,130	2,059,027
5.45%, 10/30/25(b)	2,845	2,841,640
5.60%, 11/13/26 (Call 10/13/26)	1,225	1,228,876
5.80%, 01/15/33 (Call 07/15/32)	2,750	2,786,033
7.13%, 09/15/53 (Call 06/15/28), (5-year CMT + 3.533%)(a)	930	950,686
Series C, 8.00%, 03/01/32	2,098	2,386,461
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	885	868,361
6.00%, 03/15/54 (Call 09/15/53)	2,115	2,108,350
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,759	2,569,642
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,240	1,043,709
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,685	1,050,634
Series N, 6.65%, 04/01/36	1,900	1,992,101
Series R, 6.75%, 07/01/37	1,575	1,693,190
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,750	5,228,152
1.90%, 06/15/28 (Call 04/15/28)	4,790	4,164,164
2.25%, 06/01/30 (Call 03/01/30)	5,307	4,406,895
2.44%, 01/15/32 (Call 10/15/31)	4,938	3,969,847
2.75%, 11/01/29 (Call 08/01/29)	5,435	4,742,025
3.00%, 01/15/52 (Call 07/15/51)	2,360	1,433,127
3.50%, 04/01/29 (Call 01/01/29)	3,572	3,261,134
3.55%, 05/01/27 (Call 02/01/27)	7,877	7,445,985
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	1,070	968,940
4.45%, 06/20/25	3,385	3,337,585
4.63%, 07/15/27 (Call 06/15/27)	6,790	6,614,255
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)	2,558	2,365,581
4.90%, 02/28/28 (Call 01/28/28)	5,975	5,844,801
4.90%, 03/15/29 (Call 02/15/29)	3,735	3,639,421
4.95%, 01/29/26	3,785	3,751,003
5.00%, 02/28/30 (Call 12/28/29)	4,085	3,992,504
5.00%, 07/15/32 (Call 04/15/32)	4,587	4,413,187
5.05%, 02/28/33 (Call 11/28/32)	4,670	4,477,395
5.25%, 03/15/34 (Call 12/15/33)	5,040	4,841,025
5.25%, 02/28/53 (Call 08/28/52)	4,730	4,273,905
5.55%, 03/15/54 (Call 09/15/53)	4,010	3,746,194
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)	866	822,811
5.75%, 09/01/25	1,139	1,139,926
6.70%, 09/01/54 (Call 06/01/29), (5-year CMT + 2.364%)(a)	20	19,803
Security	Par (000)	Value
Electric (continued)
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	$2,335	$1,911,658
2.60%, 06/01/51 (Call 12/01/50)	2,335	1,342,990
2.90%, 03/01/50 (Call 09/01/49)	2,854	1,777,501
3.20%, 04/01/52 (Call 10/01/51)	1,750	1,139,500
3.40%, 08/15/42 (Call 02/15/42)	1,078	796,159
3.60%, 05/15/46 (Call 11/15/45)	1,311	941,249
3.60%, 09/15/47 (Call 03/15/47)	2,243	1,607,988
4.00%, 08/15/45 (Call 02/15/45)	1,557	1,200,663
4.13%, 05/15/44 (Call 11/15/43)	1,540	1,219,316
4.50%, 06/01/52 (Call 12/01/51)	1,780	1,469,715
5.10%, 05/15/53 (Call 11/15/52)	2,560	2,320,652
5.35%, 11/01/39	620	593,977
5.40%, 03/15/54 (Call 09/15/53)	1,830	1,734,751
6.20%, 07/01/37	1,493	1,567,022
6.25%, 06/01/36	1,180	1,235,042
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	475	370,446
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	876	688,913
3.10%, 06/01/51 (Call 12/01/50)	1,295	833,653
3.20%, 05/15/27 (Call 02/15/27)	2,551	2,405,678
3.25%, 05/15/29 (Call 02/15/29)	2,782	2,536,104
3.95%, 04/01/30 (Call 01/01/30)	2,477	2,283,706
4.40%, 03/01/44 (Call 09/01/43)	1,875	1,557,894
4.55%, 06/01/52 (Call 12/01/51)	2,335	1,927,692
4.95%, 09/15/52 (Call 03/15/52)	70	61,733
5.50%, 03/15/40	405	388,795
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	2,350	1,624,286
4.50%, 04/01/47 (Call 10/01/46)	2,485	1,961,414
5.05%, 10/01/48 (Call 04/01/48)	2,175	1,868,009
5.25%, 09/01/50	1,227	1,078,712
5.38%, 11/01/40	2,040	1,860,063
5.95%, 11/01/39	1,581	1,521,585
6.20%, 12/01/53 (Call 06/01/53)(c)	2,085	2,081,205
Ohio Edison Co., 6.88%, 07/15/36	1,390	1,493,405
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,087	1,548,631
4.15%, 04/01/48 (Call 10/01/47)	2,102	1,591,678
5.00%, 06/01/33 (Call 03/01/33)	745	708,550
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,038	1,735,484
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,741	2,130,241
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,390	832,667
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	2,431	2,149,727
3.30%, 03/15/30 (Call 09/15/29)	1,826	1,619,187
3.80%, 08/15/28 (Call 02/15/28)	1,377	1,299,730
3.85%, 08/15/47 (Call 02/15/47)	1,829	1,343,993
4.15%, 04/01/47 (Call 10/01/46)	2,990	2,323,024
5.40%, 01/15/33 (Call 07/15/32)	1,960	1,936,209
5.60%, 04/01/53 (Call 10/01/52)	1,135	1,092,913
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	4,225	3,941,308
2.70%, 11/15/51 (Call 05/15/51)	2,370	1,379,457
2.75%, 05/15/30 (Call 02/15/30)	2,617	2,265,791
3.10%, 09/15/49 (Call 03/15/49)	3,150	2,044,957
3.70%, 11/15/28 (Call 08/15/28)	4,038	3,775,660
3.70%, 05/15/50 (Call 11/15/49)	2,541	1,833,236
3.75%, 04/01/45 (Call 10/01/44)	3,151	2,383,725
3.80%, 09/30/47 (Call 03/30/47)	2,107	1,564,301
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 06/01/49 (Call 12/01/48)	$2,358	$1,755,948
4.10%, 11/15/48 (Call 05/15/48)	2,230	1,739,603
4.15%, 06/01/32 (Call 03/01/32)	1,980	1,810,183
4.30%, 05/15/28 (Call 04/15/28)	590	567,652
4.55%, 09/15/32 (Call 06/15/32)	2,750	2,579,871
4.55%, 12/01/41 (Call 06/01/41)	1,331	1,153,924
4.60%, 06/01/52 (Call 12/01/51)	1,060	886,478
4.95%, 09/15/52 (Call 03/15/52)	3,370	3,000,595
5.25%, 09/30/40	1,297	1,230,881
5.30%, 06/01/42 (Call 12/01/41)	1,868	1,781,244
5.35%, 10/01/52 (Call 04/01/52)	270	251,795
5.65%, 11/15/33 (Call 08/15/33)	2,570	2,583,028
5.75%, 03/15/29 (Call 12/15/28)	1,329	1,347,428
7.00%, 05/01/32	989	1,080,482
7.25%, 01/15/33	2,037	2,263,515
7.50%, 09/01/38	644	745,085
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	5,250	4,672,645
2.50%, 02/01/31 (Call 11/01/30)	8,648	7,014,434
2.95%, 03/01/26 (Call 12/01/25)	2,717	2,579,158
3.00%, 06/15/28 (Call 04/15/28)	3,405	3,065,377
3.15%, 01/01/26	4,978	4,760,911
3.25%, 06/01/31 (Call 03/01/31)	3,280	2,771,875
3.30%, 03/15/27 (Call 12/15/26)	1,867	1,749,872
3.30%, 12/01/27 (Call 09/01/27)	4,537	4,168,279
3.30%, 08/01/40 (Call 02/01/40)	3,302	2,301,571
3.45%, 07/01/25	1,927	1,872,255
3.50%, 06/15/25 (Call 03/15/25)	1,320	1,283,846
3.50%, 08/01/50 (Call 02/01/50)	8,205	5,270,519
3.75%, 07/01/28	4,084	3,761,574
3.75%, 08/15/42 (Call 02/15/42)	1,693	1,201,243
3.95%, 12/01/47 (Call 06/01/47)	3,558	2,487,367
4.00%, 12/01/46 (Call 06/01/46)	2,879	2,036,660
4.20%, 03/01/29 (Call 01/01/29)	2,385	2,220,662
4.20%, 06/01/41 (Call 12/01/40)	1,347	1,035,706
4.25%, 03/15/46 (Call 09/15/45)	2,167	1,603,974
4.30%, 03/15/45 (Call 09/15/44)	2,734	2,044,991
4.40%, 03/01/32 (Call 12/01/31)	2,505	2,250,079
4.45%, 04/15/42 (Call 10/15/41)	1,286	1,003,179
4.50%, 07/01/40 (Call 01/01/40)	8,188	6,650,322
4.55%, 07/01/30 (Call 01/01/30)	12,184	11,311,595
4.60%, 06/15/43 (Call 12/15/42)	1,147	910,396
4.65%, 08/01/28 (Call 05/01/28)	1,518	1,440,179
4.75%, 02/15/44 (Call 08/15/43)	2,800	2,261,660
4.95%, 06/08/25	1,630	1,610,517
4.95%, 07/01/50 (Call 01/01/50)	12,907	10,504,884
5.25%, 03/01/52 (Call 09/01/51)	1,760	1,479,756
5.45%, 06/15/27 (Call 05/15/27)	2,319	2,303,770
5.55%, 05/15/29 (Call 04/15/29)	3,265	3,227,735
5.80%, 05/15/34 (Call 02/15/34)	3,335	3,257,075
5.90%, 06/15/32 (Call 03/15/32)	3,100	3,061,668
6.10%, 01/15/29 (Call 12/15/28)	1,720	1,735,323
6.15%, 01/15/33 (Call 10/15/32)	3,635	3,640,782
6.40%, 06/15/33 (Call 03/15/33)	3,475	3,539,692
6.70%, 04/01/53 (Call 10/01/52)	2,145	2,202,348
6.75%, 01/15/53 (Call 07/15/52)	6,395	6,607,621
6.95%, 03/15/34 (Call 12/15/33)	3,640	3,850,241
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	4,510	2,552,943
3.30%, 03/15/51 (Call 09/15/50)	2,809	1,757,877
4.10%, 02/01/42 (Call 08/01/41)	1,471	1,122,256
Security	Par (000)	Value
Electric (continued)
4.13%, 01/15/49 (Call 07/15/48)	$2,750	$2,026,699
4.15%, 02/15/50 (Call 08/15/49)	3,112	2,319,037
5.10%, 02/15/29 (Call 01/15/29)	2,360	2,331,568
5.25%, 06/15/35	924	875,519
5.30%, 02/15/31 (Call 12/15/30)	2,220	2,165,209
5.35%, 12/01/53 (Call 06/01/53)	4,150	3,618,113
5.45%, 02/15/34 (Call 11/15/33)	3,210	3,083,360
5.50%, 05/15/54 (Call 11/15/53)	3,410	3,049,723
5.75%, 04/01/37	1,132	1,100,235
5.80%, 01/15/55 (Call 07/15/54)	4,920	4,543,135
6.00%, 01/15/39	2,728	2,706,867
6.10%, 08/01/36	1,195	1,199,918
6.25%, 10/15/37	3,256	3,293,301
6.35%, 07/15/38	840	855,436
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	2,660	2,246,976
3.50%, 06/15/29 (Call 03/15/29)	1,855	1,685,134
7.70%, 11/15/31	785	884,596
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	380	231,269
2.85%, 09/15/51 (Call 03/15/51)	1,435	869,612
3.00%, 09/15/49 (Call 03/15/49)	1,865	1,184,990
3.05%, 03/15/51 (Call 09/15/50)	1,120	713,896
3.15%, 10/15/25 (Call 07/15/25)	1,185	1,148,248
3.70%, 09/15/47 (Call 03/15/47)	1,841	1,358,430
3.90%, 03/01/48 (Call 09/01/47)	2,587	1,993,125
4.15%, 10/01/44 (Call 04/01/44)	1,385	1,112,359
4.38%, 08/15/52 (Call 02/15/52)	1,770	1,440,681
4.60%, 05/15/52 (Call 11/15/51)	1,810	1,528,359
4.90%, 06/15/33 (Call 03/15/33)	2,477	2,390,129
5.95%, 10/01/36	775	785,722
PG&E Recovery Funding LLC, 5.05%, 07/15/34	91	88,917
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	1,009	961,100
Series A-4, 4.45%, 12/01/49	5,000	4,259,513
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(b)	2,538	2,405,426
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	2,759	2,232,887
5.20%, 03/15/34 (Call 12/15/33)	1,300	1,271,064
5.50%, 03/15/54 (Call 09/15/53)	1,300	1,252,635
6.50%, 11/15/37	270	288,625
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	3,999	3,824,173
4.13%, 04/15/30 (Call 01/15/30)	1,710	1,590,046
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,672	1,081,849
3.95%, 06/01/47 (Call 12/01/46)	1,053	812,470
4.13%, 06/15/44 (Call 12/15/43)	928	751,358
4.15%, 10/01/45 (Call 04/01/45)	1,685	1,351,105
4.15%, 06/15/48 (Call 12/15/47)	1,620	1,287,220
4.75%, 07/15/43 (Call 01/15/43)	1,145	1,007,206
4.85%, 02/15/34 (Call 11/15/33)	2,085	1,987,087
5.00%, 05/15/33 (Call 02/15/33)	3,400	3,286,551
5.25%, 05/15/53 (Call 11/15/52)	3,990	3,733,957
6.25%, 05/15/39	1,795	1,878,707
Progress Energy Inc.
6.00%, 12/01/39	3,062	3,018,252
7.00%, 10/30/31	1,815	1,963,671
7.75%, 03/01/31	2,969	3,306,331
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	$830	$653,303
3.60%, 09/15/42 (Call 03/15/42)	1,933	1,418,356
3.70%, 06/15/28 (Call 12/15/27)	1,995	1,872,844
3.80%, 06/15/47 (Call 12/15/46)	1,889	1,365,071
4.05%, 09/15/49 (Call 03/15/49)	1,931	1,439,105
4.10%, 06/01/32 (Call 03/01/32)(b)	1,235	1,118,736
4.10%, 06/15/48 (Call 12/15/47)	1,620	1,215,207
4.30%, 03/15/44 (Call 09/15/43)	1,566	1,241,257
4.50%, 06/01/52 (Call 12/01/51)	2,025	1,616,799
5.25%, 04/01/53 (Call 10/01/52)	3,055	2,740,387
5.35%, 05/15/34 (Call 11/15/33)	1,350	1,317,367
5.75%, 05/15/54 (Call 11/15/53)	1,350	1,309,237
6.50%, 08/01/38	110	115,505
Series 17, 6.25%, 09/01/37	1,564	1,606,129
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,599	1,025,741
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,209	1,764,766
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	1,620	923,738
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,960	1,408,754
5.15%, 01/15/53 (Call 07/15/52)	1,670	1,538,363
5.35%, 10/01/33 (Call 07/01/33)	2,635	2,599,878
Series V, 2.20%, 06/15/31 (Call 03/15/31)	280	226,607
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	2,810	2,702,535
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,095	869,500
Series K, 3.15%, 08/15/51 (Call 02/15/51)	620	388,272
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,895	1,750,207
1.90%, 08/15/31 (Call 05/15/31)	2,495	1,982,326
2.05%, 08/01/50 (Call 02/01/50)	2,720	1,430,563
2.25%, 09/15/26 (Call 06/15/26)	1,469	1,368,872
2.45%, 01/15/30 (Call 10/15/29)	3,399	2,899,891
2.70%, 05/01/50 (Call 11/01/49)	765	464,075
3.00%, 05/15/25 (Call 02/15/25)	513	500,541
3.00%, 05/15/27 (Call 02/15/27)	2,214	2,073,177
3.00%, 03/01/51 (Call 09/01/50)	230	146,967
3.10%, 03/15/32 (Call 12/15/31)	504	428,510
3.15%, 01/01/50 (Call 07/01/49)	1,725	1,143,344
3.20%, 05/15/29 (Call 02/15/29)	1,559	1,411,426
3.20%, 08/01/49 (Call 02/01/49)	2,525	1,681,384
3.60%, 12/01/47 (Call 06/01/47)	2,449	1,764,492
3.65%, 09/01/28 (Call 06/01/28)	2,353	2,210,839
3.65%, 09/01/42 (Call 03/01/42)	1,605	1,222,813
3.70%, 05/01/28 (Call 02/01/28)	2,254	2,127,064
3.80%, 01/01/43 (Call 07/01/42)	564	440,969
3.80%, 03/01/46 (Call 09/01/45)	2,633	1,990,577
3.85%, 05/01/49 (Call 11/01/48)	2,292	1,732,356
3.95%, 05/01/42 (Call 11/01/41)	700	558,691
4.05%, 05/01/48 (Call 11/01/47)(b)	1,741	1,374,791
4.65%, 03/15/33 (Call 12/15/32)	1,415	1,334,090
4.90%, 12/15/32 (Call 09/15/32)	2,208	2,125,763
5.13%, 03/15/53 (Call 09/15/52)	665	611,542
5.20%, 08/01/33 (Call 05/01/33)	900	881,922
5.20%, 03/01/34 (Call 12/01/33)	1,970	1,927,556
5.45%, 08/01/53 (Call 02/01/53)	30	28,854
5.45%, 03/01/54 (Call 09/01/53)	1,970	1,896,155
5.50%, 03/01/40	387	377,535
5.80%, 05/01/37	363	367,747
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	2,522	2,366,999
Security	Par (000)	Value
Electric (continued)
1.60%, 08/15/30 (Call 05/15/30)	$1,993	$1,571,332
2.45%, 11/15/31 (Call 08/15/31)	1,430	1,151,305
5.20%, 04/01/29 (Call 03/01/29)	2,915	2,862,819
5.45%, 04/01/34 (Call 01/01/34)	1,935	1,882,271
5.85%, 11/15/27 (Call 10/15/27)	1,660	1,677,936
5.88%, 10/15/28 (Call 09/15/28)	2,735	2,761,382
6.13%, 10/15/33 (Call 07/15/33)	2,125	2,163,121
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,780	3,319,393
3.65%, 05/15/25 (Call 02/15/25)	2,753	2,684,760
4.10%, 06/15/30 (Call 03/15/30)	1,634	1,474,068
4.22%, 03/15/32 (Call 12/15/31)	2,194	1,918,192
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	665	399,693
3.25%, 09/15/49 (Call 03/15/49)	3,048	1,963,867
4.22%, 06/15/48 (Call 12/15/47)	3,830	2,980,715
4.30%, 05/20/45 (Call 11/20/44)	1,902	1,531,983
5.64%, 04/15/41 (Call 10/15/40)	370	356,309
5.76%, 10/01/39	1,320	1,289,294
5.80%, 03/15/40	1,340	1,314,698
6.27%, 03/15/37	1,155	1,198,281
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,415	3,224,076
3.70%, 03/15/52 (Call 09/15/51)	450	316,998
4.15%, 05/15/48 (Call 11/15/47)	2,145	1,686,424
4.50%, 08/15/40	893	771,883
4.95%, 08/15/28 (Call 07/15/28)	2,387	2,353,419
5.35%, 04/01/53 (Call 10/01/52)	3,795	3,509,269
5.55%, 04/15/54 (Call 10/15/53)	2,465	2,353,943
6.00%, 06/01/39	940	946,096
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,280	1,661,636
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,254	1,724,582
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	2,176	1,427,386
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,919	3,135,031
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	3,130	1,966,995
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	2,175	1,838,616
Sempra
3.25%, 06/15/27 (Call 03/15/27)	3,669	3,418,775
3.40%, 02/01/28 (Call 11/01/27)	5,047	4,680,945
3.70%, 04/01/29 (Call 02/01/29)	2,693	2,472,922
3.80%, 02/01/38 (Call 08/01/37)	3,887	3,083,779
4.00%, 02/01/48 (Call 08/01/47)	2,027	1,498,540
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	4,470	4,061,102
5.40%, 08/01/26 (Call 07/01/26)	2,195	2,181,862
5.50%, 08/01/33 (Call 05/01/33)	2,205	2,142,662
6.00%, 10/15/39	3,285	3,214,727
6.88%, 10/01/54 (Call 07/01/29), (5-year CMT + 2.789%)(a)	890	881,292
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	3,274	3,094,854
5.90%, 03/15/54 (Call 09/15/53)(c)	1,790	1,755,674
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,422	2,011,746
2.75%, 02/01/32 (Call 11/01/31)	3,085	2,524,656
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.85%, 08/01/29 (Call 05/01/29)	$2,348	$2,071,421
3.45%, 02/01/52 (Call 08/01/51)	2,620	1,745,055
3.65%, 02/01/50 (Call 08/01/49)	5,459	3,794,579
4.00%, 04/01/47 (Call 10/01/46)	6,429	4,817,759
4.05%, 03/15/42 (Call 09/15/41)	2,422	1,881,584
4.50%, 09/01/40 (Call 03/01/40)	1,770	1,488,373
4.65%, 10/01/43 (Call 04/01/43)	2,948	2,482,027
4.88%, 02/01/27 (Call 01/01/27)	2,280	2,247,228
4.90%, 06/01/26 (Call 05/01/26)	1,375	1,358,856
5.15%, 06/01/29 (Call 05/01/29)	1,960	1,929,204
5.20%, 06/01/34 (Call 03/01/34)	3,300	3,152,045
5.30%, 03/01/28 (Call 02/01/28)	815	810,793
5.35%, 03/01/26	2,600	2,590,295
5.50%, 03/15/40	2,668	2,536,843
5.63%, 02/01/36	1,419	1,382,064
5.65%, 10/01/28 (Call 09/01/28)	830	835,045
5.70%, 03/01/53 (Call 09/01/52)	565	538,905
5.75%, 04/15/54 (Call 10/15/53)	1,935	1,861,653
5.85%, 11/01/27 (Call 10/01/27)	2,340	2,367,539
5.88%, 12/01/53 (Call 06/01/53)	1,950	1,899,323
5.95%, 11/01/32 (Call 08/01/32)	1,720	1,749,725
6.00%, 01/15/34	2,174	2,202,385
6.05%, 03/15/39	2,395	2,384,906
6.65%, 04/01/29	1,705	1,766,758
Series 04-G, 5.75%, 04/01/35	1,574	1,565,540
Series 05-E, 5.35%, 07/15/35	1,261	1,213,867
Series 06-E, 5.55%, 01/15/37	1,740	1,664,001
Series 08-A, 5.95%, 02/01/38	2,307	2,285,957
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	2,714	2,060,307
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	2,215	2,054,114
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	1,240	754,751
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,438	2,302,243
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,172	2,036,781
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,916	2,471,864
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,820	1,293,319
Series C, 4.13%, 03/01/48 (Call 09/01/47)	5,557	4,233,170
Series C, 4.20%, 06/01/25	1,455	1,431,140
Series D, 4.70%, 06/01/27 (Call 05/01/27)	2,627	2,569,009
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,950	3,855,909
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,909	1,753,715
Series G, 2.50%, 06/01/31 (Call 03/01/31)	3,027	2,477,241
Series H, 3.65%, 06/01/51 (Call 12/01/50)	2,012	1,390,979
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	7,155	6,822,344
4.25%, 07/01/36 (Call 01/01/36)	1,225	1,055,852
4.40%, 07/01/46 (Call 01/01/46)	8,021	6,523,149
4.85%, 06/15/28 (Call 04/15/28)	2,520	2,455,532
5.11%, 08/01/27	2,520	2,484,707
5.15%, 10/06/25	2,505	2,487,727
5.20%, 06/15/33 (Call 12/15/32)	3,785	3,645,880
5.50%, 03/15/29 (Call 01/15/29)	3,930	3,920,845
5.70%, 10/15/32 (Call 04/15/32)	1,945	1,950,819
5.70%, 03/15/34 (Call 09/15/33)	3,440	3,432,925
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(a)	4,445	4,079,129
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	1,330	1,155,823
Security	Par (000)	Value
Electric (continued)
Series A, 3.70%, 04/30/30 (Call 01/30/30)	$4,510	$4,083,631
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(a)	2,185	2,087,465
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	2,193	2,023,355
4.15%, 12/01/25 (Call 09/01/25)	5,041	4,926,547
5.15%, 09/15/41	2,528	2,262,737
5.25%, 07/15/43	1,680	1,500,894
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,065	1,748,635
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	2,675	1,678,187
5.30%, 04/01/33 (Call 01/01/33)	1,090	1,037,376
6.20%, 03/15/40	1,739	1,739,513
Series J, 3.90%, 04/01/45 (Call 10/01/44)	680	490,651
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,390	2,228,046
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,343	1,644,707
Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,145	2,012,955
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,365	2,200,702
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	1,378	915,392
3.70%, 08/15/47 (Call 02/15/47)	1,950	1,334,531
3.75%, 06/15/49 (Call 12/15/48)	1,438	1,001,429
4.50%, 08/15/41 (Call 02/15/41)	2,081	1,694,507
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	718	554,837
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,243	1,399,996
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	1,445	1,453,634
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	2,044	1,671,956
3.45%, 03/15/51 (Call 09/15/50)	935	615,309
3.63%, 06/15/50 (Call 12/15/49)	1,946	1,350,870
4.10%, 06/15/42 (Call 12/15/41)	2,458	1,964,251
4.30%, 06/15/48 (Call 12/15/47)	1,754	1,381,718
4.35%, 05/15/44 (Call 11/15/43)	1,295	1,036,736
4.45%, 06/15/49 (Call 12/15/48)	2,159	1,747,892
4.90%, 03/01/29 (Call 02/01/29)	1,460	1,426,284
5.00%, 07/15/52 (Call 01/15/52)	1,275	1,107,153
Toledo Edison Co. (The), 6.15%, 05/15/37	959	977,796
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,846	3,072,138
3.25%, 05/15/32 (Call 02/15/32)	998	847,663
3.25%, 05/01/51 (Call 11/01/50)	2,390	1,527,962
4.00%, 06/15/50 (Call 12/15/49)	1,422	1,045,075
4.85%, 12/01/48 (Call 06/01/48)	1,262	1,066,799
5.50%, 04/15/53 (Call 10/15/52)	1,885	1,769,632
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,215	1,742,488
2.63%, 03/15/51 (Call 09/15/50)	1,696	977,720
2.95%, 06/15/27 (Call 03/15/27)	3,153	2,931,054
2.95%, 03/15/30 (Call 12/15/29)	2,164	1,888,673
3.25%, 10/01/49 (Call 04/01/49)	1,806	1,190,271
3.50%, 03/15/29 (Call 12/15/28)	3,226	2,965,936
3.65%, 04/15/45 (Call 10/15/44)	2,200	1,604,603
3.90%, 09/15/42 (Call 03/15/42)	1,370	1,076,831
3.90%, 04/01/52 (Call 10/01/51)	1,110	829,774
4.00%, 04/01/48 (Call 10/01/47)	2,230	1,687,374
5.20%, 04/01/34 (Call 01/01/34)	2,115	2,050,505
5.25%, 01/15/54 (Call 07/15/53)	1,930	1,758,738
5.30%, 08/01/37	235	226,651
5.45%, 03/15/53 (Call 09/15/52)	2,500	2,346,946
8.45%, 03/15/39	633	779,667
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	$2,509	$2,018,617
2.40%, 03/30/32 (Call 12/30/31)	1,185	953,135
2.45%, 12/15/50 (Call 06/15/50)	3,892	2,126,809
2.95%, 11/15/51 (Call 05/15/51)	3,730	2,271,401
3.30%, 12/01/49 (Call 06/01/49)	2,385	1,583,402
4.00%, 01/15/43 (Call 07/15/42)	2,120	1,667,420
4.45%, 02/15/44 (Call 08/15/43)	2,300	1,904,759
4.60%, 12/01/48 (Call 06/01/48)	2,490	2,055,801
5.00%, 04/01/33 (Call 01/01/33)	3,435	3,274,553
5.00%, 01/15/34 (Call 10/15/33)	2,565	2,440,487
5.30%, 08/15/33 (Call 05/15/33)	2,390	2,325,375
5.35%, 01/15/54 (Call 07/15/53)(b)	2,025	1,875,875
5.45%, 04/01/53 (Call 10/01/52)	3,286	3,070,879
5.70%, 08/15/53 (Call 02/15/53)	2,220	2,164,508
6.35%, 11/30/37	1,737	1,801,897
8.88%, 11/15/38	2,378	3,038,492
Series A, 2.88%, 07/15/29 (Call 04/15/29)	2,212	1,964,117
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,267	2,208,000
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,442	4,272,468
Series A, 3.50%, 03/15/27 (Call 12/15/26)	4,102	3,894,123
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,745	3,532,340
Series A, 6.00%, 05/15/37	2,142	2,152,329
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,150	2,028,435
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,689	1,609,778
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,187	1,587,537
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,332	1,054,360
Series B, 6.00%, 01/15/36	1,684	1,709,024
Series C, 4.00%, 11/15/46 (Call 05/15/46)	2,275	1,727,448
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,755	2,268,397
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,355	2,009,307
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	5,908,444
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	3,004	2,619,073
1.80%, 10/15/30 (Call 07/15/30)	2,042	1,631,242
2.20%, 12/15/28 (Call 10/15/28)	887	769,922
4.75%, 01/09/26 (Call 12/09/25)	5,055	4,986,646
4.75%, 01/15/28 (Call 12/15/27)	2,360	2,313,548
5.00%, 09/27/25 (Call 08/27/25)	2,515	2,492,535
5.15%, 10/01/27 (Call 09/01/27)	2,460	2,433,647
5.60%, 09/12/26 (Call 08/12/26)	1,505	1,506,796
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	2,075	1,805,344
4.30%, 10/15/48 (Call 04/15/48)	935	749,101
4.75%, 09/30/32 (Call 06/30/32)	1,770	1,688,432
5.63%, 05/15/33	650	660,350
5.70%, 12/01/36	500	497,110
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,300	1,810,228
3.00%, 07/01/29 (Call 04/01/29)(b)	2,123	1,905,255
3.05%, 10/15/27 (Call 07/15/27)	1,360	1,259,865
3.65%, 04/01/50 (Call 10/01/49)	1,305	905,876
3.95%, 09/01/32 (Call 06/01/32)	2,415	2,164,246
4.95%, 04/01/33 (Call 01/01/33)	1,710	1,616,503
5.38%, 03/30/34 (Call 12/30/33)	1,470	1,430,688
6.38%, 08/15/37	390	400,356
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,925	1,158,133
3.30%, 09/01/49 (Call 03/01/49)	2,210	1,473,143
3.67%, 12/01/42	1,840	1,399,546
Security	Par (000)	Value
Electric (continued)
4.75%, 11/01/44 (Call 05/01/44)	$2,403	$2,089,473
5.35%, 11/10/25 (Call 10/10/25)	1,740	1,734,954
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,865	2,575,403
2.35%, 11/15/31 (Call 05/15/31)	1,700	1,338,636
2.60%, 12/01/29 (Call 06/01/29)	2,551	2,187,003
3.30%, 06/01/25 (Call 12/01/24)	2,834	2,758,604
3.35%, 12/01/26 (Call 06/01/26)	3,107	2,939,532
3.40%, 06/01/30 (Call 12/01/29)	2,835	2,494,144
3.50%, 12/01/49 (Call 06/01/49)	2,245	1,488,866
4.00%, 06/15/28 (Call 12/15/27)	3,379	3,178,476
4.60%, 06/01/32 (Call 12/01/31)	2,905	2,665,085
5.45%, 08/15/33 (Call 02/15/33)	3,615	3,493,131
5.50%, 03/15/34 (Call 09/15/33)	3,375	3,257,134
6.50%, 07/01/36	1,049	1,081,627
		2,222,919,372
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	1,741	1,401,858
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	2,444	2,209,725
1.80%, 10/15/27 (Call 08/15/27)	3,306	2,961,953
1.95%, 10/15/30 (Call 07/15/30)	2,376	1,970,109
2.00%, 12/21/28 (Call 10/21/28)	3,372	2,946,746
2.20%, 12/21/31 (Call 09/21/31)	3,366	2,748,274
2.75%, 10/15/50 (Call 04/15/50)	3,498	2,143,640
2.80%, 12/21/51 (Call 06/21/51)	2,935	1,795,712
3.15%, 06/01/25 (Call 03/01/25)	3,125	3,055,066
5.25%, 11/15/39	1,645	1,590,588
		22,823,671
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	3,011	2,722,641
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	1,827	1,714,619
5.41%, 07/01/32 (Call 04/01/32)	1,680	1,632,289
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	2,905	2,342,361
2.80%, 02/15/30 (Call 11/15/29)	5,542	4,846,347
4.35%, 06/01/29 (Call 03/01/29)	1,711	1,638,234
4.75%, 03/30/26	490	483,780
5.05%, 04/05/27 (Call 03/05/27)	505	501,713
5.05%, 04/05/29 (Call 03/05/29)	1,125	1,111,122
5.25%, 04/05/34 (Call 01/05/34)	795	784,402
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	3,283	2,670,856
3.88%, 01/12/28 (Call 10/12/27)	1,940	1,823,790
5.88%, 04/10/34 (Call 01/10/34)	1,350	1,301,679
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,846	1,490,986
4.63%, 04/15/26 (Call 01/15/26)	3,371	3,288,985
5.50%, 06/01/32 (Call 03/01/32)	1,625	1,526,837
6.25%, 03/15/28 (Call 02/15/28)	2,120	2,148,687
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	3,665	3,532,770
4.75%, 06/15/25 (Call 03/15/25)	3,087	3,048,133
4.88%, 06/15/29 (Call 03/15/29)	3,781	3,625,087
4.88%, 05/12/30 (Call 02/12/30)	2,639	2,504,770
6.00%, 01/15/28 (Call 12/15/27)	2,050	2,057,173
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	$5,186	$4,944,110
4.30%, 06/15/46 (Call 12/15/45)	1,680	1,344,758
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	3,854	3,453,185
1.35%, 06/01/25 (Call 05/01/25)	5,614	5,380,712
1.75%, 09/01/31 (Call 06/01/31)	6,695	5,295,712
1.95%, 06/01/30 (Call 03/01/30)	3,921	3,262,694
2.50%, 11/01/26 (Call 08/01/26)	7,342	6,886,618
2.70%, 08/15/29 (Call 05/15/29)	5,590	4,962,454
2.80%, 06/01/50 (Call 12/01/49)	4,715	3,035,961
3.81%, 11/21/47 (Call 05/21/47)	4,385	3,344,188
4.25%, 01/15/29 (Call 12/15/28)	2,995	2,887,702
4.50%, 01/15/34 (Call 10/15/33)	2,955	2,775,508
4.88%, 09/01/29 (Call 08/01/29)	3,195	3,151,815
4.95%, 02/15/28 (Call 01/15/28)	3,640	3,626,686
4.95%, 09/01/31 (Call 07/01/31)	2,915	2,868,149
5.00%, 02/15/33 (Call 11/15/32)	5,455	5,351,281
5.00%, 03/01/35 (Call 12/01/34)	2,785	2,699,891
5.25%, 03/01/54 (Call 09/01/53)	2,675	2,538,391
5.35%, 03/01/64 (Call 09/01/63)	2,745	2,601,445
5.38%, 03/01/41	1,075	1,056,134
5.70%, 03/15/36	2,200	2,253,471
5.70%, 03/15/37	2,155	2,191,187
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	795	647,934
3.15%, 08/15/27 (Call 05/15/27)	2,552	2,374,193
3.35%, 03/01/26 (Call 12/01/25)	2,285	2,195,554
3.50%, 02/15/28 (Call 11/15/27)	2,724	2,544,563
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,445	3,187,571
3.00%, 01/15/31 (Call 10/15/30)	3,056	2,556,615
3.60%, 01/15/30 (Call 10/15/29)	2,711	2,397,978
3.95%, 01/12/28 (Call 10/12/27)	2,880	2,701,699
4.25%, 05/15/27 (Call 04/15/27)	1,245	1,193,175
5.45%, 02/01/29 (Call 01/01/29)	915	901,594
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,899	3,418,154
4.60%, 04/06/27 (Call 01/06/27)	4,618	4,509,431
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	3,381	3,081,121
2.38%, 08/09/28 (Call 06/09/28)	2,510	2,184,570
2.65%, 08/09/31 (Call 05/09/31)	2,971	2,361,556
6.10%, 04/12/34 (Call 01/12/34)	510	506,788
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)	3,249	3,176,693
6.10%, 03/15/33 (Call 12/15/32)	995	1,009,399
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	625	516,348
3.13%, 08/15/27 (Call 05/15/27)	3,490	3,262,742
3.70%, 02/15/26 (Call 11/15/25)	2,579	2,501,804
4.50%, 02/13/26	2,415	2,375,865
7.13%, 10/01/37	1,276	1,424,393
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	3,657	3,382,492
2.40%, 04/01/28 (Call 02/01/28)	3,166	2,766,250
2.95%, 04/01/31 (Call 01/01/31)	2,799	2,279,155
		182,166,950
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	4,005	3,944,670
Security	Par (000)	Value
Engineering & Construction (continued)
6.35%, 08/18/28 (Call 07/18/28)	$4,342	$4,418,622
Ste Transcore Holdings Inc., 4.13%, 05/23/26 (Call 04/23/26)(f)	600	594,594
		8,957,886
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	16,095	15,165,637
4.05%, 03/15/29 (Call 01/15/29)	6,125	5,585,575
4.28%, 03/15/32 (Call 12/15/31)	19,521	16,827,715
5.05%, 03/15/42 (Call 09/15/41)	10,163	8,147,677
5.14%, 03/15/52 (Call 09/15/51)	24,755	18,950,803
5.39%, 03/15/62 (Call 09/15/61)	10,415	7,972,776
6.41%, 03/15/26 (Call 05/13/24)	1,065	1,065,227
		73,715,410
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(b)	1,823	1,440,868
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2,875	2,677,667
1.45%, 02/15/31 (Call 11/15/30)	3,753	2,921,521
1.75%, 02/15/32 (Call 11/15/31)	2,175	1,673,625
2.30%, 03/01/30 (Call 12/01/29)	4,050	3,425,609
2.38%, 03/15/33 (Call 12/15/32)	3,080	2,421,544
2.90%, 07/01/26 (Call 04/01/26)	2,114	2,013,743
3.05%, 03/01/50 (Call 09/01/49)	2,305	1,512,289
3.38%, 11/15/27 (Call 08/15/27)	3,180	2,987,347
3.95%, 05/15/28 (Call 02/15/28)	4,001	3,802,305
4.88%, 04/01/29 (Call 03/01/29)	2,315	2,270,629
5.00%, 12/15/33 (Call 09/15/33)	2,605	2,509,986
5.00%, 04/01/34 (Call 01/01/34)	3,025	2,917,103
5.70%, 05/15/41 (Call 11/15/40)	1,376	1,357,147
6.20%, 03/01/40	925	968,952
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(c)	3,340	3,315,422
5.45%, 09/18/33 (Call 06/18/33)(c)	1,760	1,727,304
5.50%, 09/18/26 (Call 08/18/26)(c)	3,340	3,320,058
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	3,123	2,482,727
2.60%, 02/01/30 (Call 11/01/29)	3,082	2,663,622
2.95%, 01/15/52 (Call 07/15/51)(b)	2,905	1,822,460
3.05%, 04/01/50 (Call 10/01/49)	2,201	1,416,509
3.20%, 06/01/32 (Call 03/01/32)	2,100	1,786,574
3.50%, 05/01/29 (Call 02/01/29)	2,361	2,172,638
4.20%, 01/15/33 (Call 10/15/32)	3,005	2,736,078
4.25%, 12/01/28 (Call 09/01/28)	2,747	2,632,305
5.00%, 03/01/34 (Call 12/01/33)	2,420	2,315,015
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	2,811	2,618,470
1.15%, 03/15/28 (Call 01/15/28)	2,210	1,900,197
1.50%, 03/15/31 (Call 12/15/30)	1,698	1,333,530
2.00%, 06/01/29 (Call 04/01/29)	3,575	3,068,742
2.50%, 11/15/50 (Call 05/15/50)	1,227	714,211
2.95%, 06/01/41 (Call 12/01/40)	3,880	2,758,783
3.15%, 11/15/27 (Call 08/15/27)	4,993	4,674,872
4.10%, 03/01/45 (Call 09/01/44)	370	303,185
4.15%, 04/15/32 (Call 01/15/32)	1,720	1,596,425
4.15%, 07/15/49 (Call 01/15/49)	3,952	3,178,671
4.63%, 02/15/30 (Call 12/15/29)	3,070	2,974,496
4.63%, 02/15/33 (Call 11/15/32)	5,710	5,429,642
4.88%, 02/15/29 (Call 01/15/29)	3,350	3,309,484
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.88%, 02/15/34 (Call 11/15/33)	$4,110	$3,954,710
		101,106,465
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)	2,795	2,872,975
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	3,346	3,544,388
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	3,468	2,916,123
3.13%, 04/24/50 (Call 10/24/49)	1,790	1,122,586
4.15%, 03/15/28 (Call 12/15/27)	4,742	4,515,684
4.80%, 03/15/48 (Call 09/15/47)	3,215	2,726,944
5.20%, 03/19/27	2,145	2,132,177
5.20%, 03/21/29 (Call 02/21/29)	1,925	1,897,386
5.30%, 03/20/26	1,690	1,683,685
5.40%, 03/21/34 (Call 12/21/33)	2,000	1,947,998
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	3,363	2,909,869
4.60%, 11/01/25 (Call 09/01/25)	4,551	4,470,692
4.85%, 11/01/28 (Call 08/01/28)	4,080	3,951,465
5.30%, 10/01/26	2,175	2,159,831
5.30%, 11/01/38 (Call 05/01/38)	4,671	4,270,261
5.40%, 11/01/48 (Call 05/01/48)	4,143	3,718,449
7.00%, 10/01/28	2,659	2,814,897
8.25%, 09/15/30	2,182	2,451,564
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,990	1,616,345
3.50%, 10/01/26 (Call 07/01/26)	1,837	1,746,398
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,782	2,238,722
2.88%, 04/15/30 (Call 01/15/30)	3,514	3,058,208
3.00%, 02/01/51 (Call 08/01/50)	4,554	2,814,519
3.20%, 02/10/27 (Call 11/10/26)	4,247	4,003,683
4.20%, 04/17/28 (Call 01/17/28)	7,213	6,905,267
4.70%, 01/30/27 (Call 12/20/26)	2,410	2,364,919
4.70%, 04/17/48 (Call 10/17/47)(b)	230	196,417
4.95%, 03/29/33 (Call 12/29/32)	4,366	4,180,508
5.24%, 11/18/25 (Call 05/16/24)	1,400	1,391,802
5.40%, 06/15/40	1,107	1,055,089
5.50%, 10/17/28 (Call 09/17/28)	3,415	3,424,178
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	3,631	3,459,477
1.70%, 06/01/30 (Call 03/01/30)	2,142	1,751,734
2.30%, 08/15/26 (Call 05/15/26)	4,337	4,064,153
2.45%, 11/15/29 (Call 08/15/29)	1,888	1,645,582
2.65%, 06/01/50 (Call 12/01/49)	745	450,785
3.13%, 11/15/49 (Call 05/15/49)	2,239	1,507,121
3.20%, 08/21/25 (Call 05/21/25)	1,103	1,072,817
3.38%, 08/15/46 (Call 02/15/46)	775	555,961
4.25%, 05/04/28 (Call 04/04/28)	2,005	1,950,599
4.50%, 05/04/33 (Call 02/04/33)(b)	790	754,513
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	7,005	6,115,377
1.80%, 06/11/30 (Call 03/11/30)	1,567	1,283,152
3.05%, 06/03/51 (Call 12/03/50)	3,590	2,290,410
4.80%, 03/30/27 (Call 02/28/27)	3,750	3,707,830
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,404	1,212,205
3.20%, 10/01/26 (Call 07/01/26)	3,300	3,119,747
3.90%, 06/01/50 (Call 12/01/49)	2,000	1,391,479
Security	Par (000)	Value
Food (continued)
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	$2,580	$2,037,287
2.38%, 03/15/30 (Call 12/15/29)	2,770	2,345,415
2.75%, 09/15/41 (Call 03/15/41)	1,290	831,332
3.38%, 12/15/27 (Call 09/15/27)	3,205	2,994,148
3.55%, 03/15/50 (Call 09/15/49)	1,628	1,099,219
4.25%, 03/15/35	3,942	3,457,584
4.38%, 03/15/45	1,956	1,589,602
5.90%, 11/15/28 (Call 10/15/28)	3,955	4,031,029
6.20%, 11/15/33 (Call 08/15/33)	4,325	4,469,737
6.50%, 11/15/43 (Call 05/15/43)	2,250	2,335,909
6.50%, 11/15/53 (Call 05/15/53)	1,590	1,669,526
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)	515	471,438
3.00%, 02/02/29 (Call 12/02/28)	505	439,388
3.00%, 05/15/32 (Call 02/15/32)	3,301	2,613,707
3.63%, 01/15/32 (Call 01/15/27)	1,145	953,939
3.75%, 12/01/31 (Call 12/01/26)	1,335	1,125,392
4.38%, 02/02/52 (Call 08/02/51)	2,590	1,792,773
5.13%, 02/01/28 (Call 01/01/28)	4,648	4,517,126
5.50%, 01/15/30 (Call 01/15/25)	3,285	3,172,329
5.75%, 04/01/33 (Call 01/01/33)	7,150	6,835,632
6.50%, 12/01/52 (Call 06/01/52)	6,869	6,504,506
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(c)	7,405	7,545,968
7.25%, 11/15/53 (Call 05/15/53)(c)	4,450	4,575,391
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	1,980	1,643,997
3.25%, 04/01/26	4,846	4,649,036
3.40%, 11/15/27 (Call 08/15/27)	3,067	2,867,073
4.30%, 05/15/28 (Call 02/15/28)	3,419	3,285,654
4.50%, 04/01/46	2,634	2,158,358
5.25%, 03/01/33 (Call 12/01/32)	1,165	1,132,993
Series B, 7.45%, 04/01/31	3,672	4,041,156
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,575	1,507,285
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	7,790	7,432,689
3.75%, 04/01/30 (Call 01/01/30)	3,725	3,420,912
3.88%, 05/15/27 (Call 02/15/27)	6,695	6,419,209
4.25%, 03/01/31 (Call 12/01/30)	1,977	1,843,366
4.38%, 06/01/46 (Call 12/01/45)	10,170	8,154,243
4.63%, 01/30/29 (Call 10/30/28)	2,910	2,817,865
4.63%, 10/01/39 (Call 04/01/39)	2,840	2,451,682
4.88%, 10/01/49 (Call 04/01/49)	4,765	4,089,301
5.00%, 07/15/35 (Call 01/15/35)	3,800	3,618,468
5.00%, 06/04/42	5,676	5,061,498
5.20%, 07/15/45 (Call 01/15/45)	6,530	5,883,867
5.50%, 06/01/50 (Call 12/01/49)	3,790	3,551,532
6.50%, 02/09/40	2,950	3,102,251
6.75%, 03/15/32	1,995	2,148,031
6.88%, 01/26/39	3,600	3,921,483
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	2,585	2,033,502
2.20%, 05/01/30 (Call 02/01/30)	2,518	2,094,534
2.65%, 10/15/26 (Call 07/15/26)	3,967	3,722,275
3.50%, 02/01/26 (Call 11/01/25)	3,571	3,448,580
3.70%, 08/01/27 (Call 05/01/27)	3,190	3,029,365
3.88%, 10/15/46 (Call 04/15/46)	1,916	1,398,325
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.95%, 01/15/50 (Call 07/15/49)	$2,806	$2,102,076
4.45%, 02/01/47 (Call 08/01/46)	3,646	2,942,137
4.50%, 01/15/29 (Call 10/15/28)	3,556	3,435,752
4.65%, 01/15/48 (Call 07/15/47)	1,994	1,654,610
5.00%, 04/15/42 (Call 10/15/41)	2,226	1,989,642
5.15%, 08/01/43 (Call 02/01/43)	1,950	1,739,372
5.40%, 07/15/40 (Call 01/15/40)(b)	2,273	2,147,349
5.40%, 01/15/49 (Call 07/15/48)	2,267	2,108,163
6.90%, 04/15/38(b)	2,605	2,837,465
7.50%, 04/01/31	2,473	2,757,568
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,470	3,200,698
1.85%, 02/15/31 (Call 11/15/30)	2,753	2,187,954
2.50%, 04/15/30 (Call 01/15/30)	3,205	2,711,318
3.40%, 08/15/27 (Call 05/15/27)	5,570	5,223,176
4.20%, 08/15/47 (Call 02/15/47)(b)	1,580	1,249,869
4.95%, 04/15/33 (Call 01/15/33)	2,300	2,199,564
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	5,128	4,919,357
1.50%, 02/04/31 (Call 11/04/30)	3,216	2,504,386
1.88%, 10/15/32 (Call 07/15/32)(b)	2,129	1,643,957
2.63%, 03/17/27 (Call 02/17/27)	2,630	2,442,477
2.63%, 09/04/50 (Call 03/04/50)	4,715	2,785,285
2.75%, 04/13/30 (Call 01/13/30)	3,843	3,330,750
3.00%, 03/17/32 (Call 12/17/31)	695	585,315
4.13%, 05/07/28 (Call 02/07/28)(b)	895	860,413
4.75%, 02/20/29 (Call 01/20/29)	2,680	2,606,307
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	5,890	4,861,323
4.25%, 04/15/31 (Call 04/15/26)	6,085	5,385,719
6.25%, 07/01/33 (Call 04/01/33)	5,690	5,656,519
6.88%, 05/15/34 (Call 02/15/34)	1,740	1,805,121
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,234	2,736,343
2.45%, 12/14/31 (Call 09/14/31)	2,600	2,104,390
3.15%, 12/14/51 (Call 06/14/51)	3,615	2,302,729
3.25%, 07/15/27 (Call 04/15/27)	4,021	3,762,015
3.30%, 07/15/26 (Call 04/15/26)	4,390	4,189,187
3.30%, 02/15/50 (Call 08/15/49)	2,429	1,620,076
3.75%, 10/01/25 (Call 07/01/25)	5,100	4,963,503
4.45%, 03/15/48 (Call 09/15/47)	2,163	1,750,614
4.50%, 04/01/46 (Call 10/01/45)	1,275	1,045,190
4.85%, 10/01/45 (Call 04/01/45)	1,975	1,697,603
5.38%, 09/21/35	1,924	1,887,491
5.75%, 01/17/29 (Call 12/17/28)	2,730	2,757,210
5.95%, 04/01/30 (Call 01/01/30)	3,203	3,271,275
6.00%, 01/17/34 (Call 10/17/33)	2,876	2,960,664
6.60%, 04/01/40 (Call 10/01/39)	1,185	1,259,602
6.60%, 04/01/50 (Call 10/01/49)	4,807	5,219,133
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	8,404	7,933,208
4.00%, 03/01/26 (Call 01/01/26)	4,465	4,335,455
4.35%, 03/01/29 (Call 12/01/28)	5,929	5,617,804
4.55%, 06/02/47 (Call 12/02/46)	3,861	3,047,392
4.88%, 08/15/34 (Call 02/15/34)	3,376	3,121,912
5.10%, 09/28/48 (Call 03/28/48)	6,195	5,302,539
5.15%, 08/15/44 (Call 02/15/44)	2,326	2,015,340
5.40%, 03/15/29 (Call 02/15/29)	2,310	2,286,335
5.70%, 03/15/34 (Call 12/15/33)	3,300	3,236,447
Walmart Inc., 3.90%, 09/09/25	4,670	4,588,824
		453,785,826
Security	Par (000)	Value
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	$3,383	$3,150,084
5.50%, 11/02/47 (Call 05/02/47)	1,600	1,321,053
Georgia-Pacific LLC
7.75%, 11/15/29	2,463	2,750,800
8.88%, 05/15/31	2,655	3,174,994
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	2,896	2,316,938
4.40%, 08/15/47 (Call 02/15/47)	3,053	2,433,323
4.80%, 06/15/44 (Call 12/15/43)	3,555	3,043,225
5.00%, 09/15/35 (Call 03/15/35)	2,205	2,073,799
5.15%, 05/15/46 (Call 11/15/45)	600	534,158
6.00%, 11/15/41 (Call 05/15/41)	3,056	3,015,945
7.30%, 11/15/39	395	439,990
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	2,579	2,239,978
3.13%, 01/15/32 (Call 10/15/31)	4,472	3,589,305
3.75%, 01/15/31 (Call 10/15/30)	3,426	2,948,145
5.00%, 01/15/30 (Call 10/15/29)	5,276	4,958,477
6.00%, 01/15/29 (Call 10/15/28)	9,112	9,022,712
Suzano International Finance BV, 5.50%, 01/17/27	5,319	5,265,690
		52,278,616
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,430	1,922,793
2.63%, 09/15/29 (Call 06/15/29)	2,101	1,845,832
2.85%, 02/15/52 (Call 08/15/51)	1,288	781,433
3.00%, 06/15/27 (Call 03/15/27)	3,265	3,045,428
3.38%, 09/15/49 (Call 03/15/49)	3,042	2,076,897
4.13%, 10/15/44 (Call 04/15/44)	2,131	1,732,688
4.13%, 03/15/49 (Call 09/15/48)	3,574	2,803,519
4.15%, 01/15/43 (Call 07/15/42)	2,924	2,408,110
4.30%, 10/01/48 (Call 04/01/48)	1,748	1,413,556
5.45%, 10/15/32 (Call 07/15/32)	305	305,430
5.50%, 06/15/41 (Call 12/15/40)	2,036	1,988,142
5.75%, 10/15/52 (Call 04/15/52)	1,975	1,971,631
5.90%, 11/15/33 (Call 08/15/33)	1,885	1,934,672
6.20%, 11/15/53 (Call 05/15/53)	1,295	1,377,272
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	3,305	2,635,980
4.00%, 04/01/28 (Call 01/01/28)	2,264	2,146,568
4.10%, 09/01/47 (Call 03/01/47)	1,118	856,362
4.40%, 07/01/32 (Call 04/01/32)	2,260	2,078,545
5.25%, 03/01/28 (Call 02/01/28)	5,222	5,179,689
5.40%, 03/01/33 (Call 12/01/32)	2,838	2,786,855
5.85%, 01/15/41 (Call 07/15/40)	1,458	1,454,927
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,605	1,318,131
3.95%, 09/15/27 (Call 06/15/27)	879	826,136
4.75%, 09/01/28 (Call 06/01/28)	2,133	2,043,500
5.20%, 07/15/25 (Call 04/15/25)	2,089	2,071,689
5.50%, 01/15/26 (Call 12/15/25)	3,447	3,420,398
5.50%, 10/01/26	1,450	1,438,747
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,608	5,278,126
1.70%, 02/15/31 (Call 11/15/30)	4,215	3,287,651
2.95%, 09/01/29 (Call 06/01/29)	4,084	3,607,371
3.49%, 05/15/27 (Call 02/15/27)	4,974	4,689,445
3.60%, 05/01/30 (Call 02/01/30)	4,619	4,161,621
3.95%, 03/30/48 (Call 09/30/47)	3,391	2,489,256
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
4.38%, 05/15/47 (Call 11/15/46)	$4,081	$3,224,489
4.80%, 02/15/44 (Call 08/15/43)	3,494	2,972,263
5.00%, 06/15/52 (Call 12/15/51)	1,960	1,692,790
5.25%, 03/30/28 (Call 02/29/28)	2,991	2,959,896
5.25%, 02/15/43 (Call 08/15/42)	1,810	1,637,319
5.35%, 04/01/34 (Call 01/01/34)	2,300	2,202,821
5.40%, 06/30/33 (Call 03/30/33)	1,163	1,132,104
5.65%, 02/01/45 (Call 08/01/44)	1,922	1,795,220
5.95%, 06/15/41 (Call 12/15/40)	1,885	1,847,239
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	857	712,314
4.25%, 09/01/32 (Call 06/01/32)(b)	865	799,112
4.50%, 11/01/48 (Call 05/01/48)	2,040	1,678,902
4.66%, 02/01/44 (Call 08/01/43)	1,548	1,324,207
5.10%, 04/01/29 (Call 03/01/29)	2,210	2,186,750
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,260	1,855,525
3.35%, 06/01/50 (Call 12/01/49)	2,230	1,421,110
3.50%, 06/01/29 (Call 03/01/29)	2,904	2,641,541
3.64%, 11/01/46 (Call 05/01/46)	1,742	1,205,017
4.65%, 08/01/43 (Call 02/01/43)	1,045	877,374
5.05%, 05/15/52 (Call 11/15/51)	1,728	1,485,121
5.40%, 06/15/33 (Call 03/15/33)	1,749	1,710,855
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	4,135	3,859,373
3.20%, 06/15/25 (Call 03/15/25)	1,941	1,892,005
3.75%, 09/15/42 (Call 03/15/42)	1,810	1,368,645
5.13%, 11/15/40	1,605	1,482,155
5.20%, 06/01/33 (Call 03/01/33)	2,670	2,598,379
5.60%, 04/01/54 (Call 10/01/53)	1,770	1,681,871
5.75%, 06/01/53 (Call 12/01/52)	2,240	2,165,951
6.35%, 11/15/52 (Call 05/15/52)	2,565	2,694,128
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,637	3,433,449
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,894	1,439,703
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	2,445	1,913,641
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	1,317	972,306
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	3,073	2,628,630
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,854	1,764,690
3.95%, 10/01/46 (Call 04/01/46)	1,857	1,356,578
4.40%, 06/01/43 (Call 12/01/42)	2,430	1,938,137
4.40%, 05/30/47 (Call 11/30/46)	2,228	1,767,231
5.15%, 09/15/32 (Call 03/15/32)	1,605	1,555,356
5.75%, 09/15/33 (Call 03/15/33)	1,880	1,888,835
5.88%, 03/15/41 (Call 09/15/40)	2,310	2,241,973
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,899	2,299,523
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,845	1,133,170
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,578	1,305,188
3.18%, 08/15/51 (Call 02/15/51)	1,505	924,221
3.70%, 04/01/28 (Call 01/01/28)	2,033	1,896,844
3.80%, 09/29/46 (Call 03/29/46)(b)	1,381	988,746
4.05%, 03/15/32 (Call 12/15/31)	2,812	2,500,341
4.15%, 06/01/49 (Call 12/01/48)	1,439	1,063,984
5.45%, 03/23/28 (Call 02/23/28)	1,600	1,592,849
5.80%, 12/01/27 (Call 11/01/27)	2,090	2,095,138
Spire Inc., 5.30%, 03/01/26	570	565,489
Security	Par (000)	Value
Gas (continued)
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)(b)	$450	$295,160
4.80%, 02/15/33 (Call 11/15/32)	1,340	1,270,468
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	2,235	1,565,846
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,306	1,657,916
		176,538,288
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,515	1,244,296
4.63%, 06/15/28 (Call 03/15/28)	940	903,516
Regal Rexnord Corp.
6.05%, 02/15/26(c)	5,545	5,551,621
6.05%, 04/15/28 (Call 03/15/28)(c)	5,615	5,606,245
6.30%, 02/15/30 (Call 12/15/29)(c)	2,480	2,493,236
6.40%, 04/15/33 (Call 01/15/33)(c)	3,805	3,828,433
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	2,074	1,387,479
3.25%, 03/01/27 (Call 12/01/26)	1,985	1,889,074
4.10%, 03/01/48 (Call 09/01/47)	1,045	837,076
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,945	3,276,262
2.75%, 11/15/50 (Call 05/15/50)	4,235	2,363,022
3.00%, 05/15/32 (Call 02/15/32)(b)	2,887	2,388,962
3.40%, 03/01/26 (Call 01/01/26)	3,340	3,211,746
4.25%, 11/15/28 (Call 08/15/28)	2,151	2,047,341
4.85%, 11/15/48 (Call 05/15/48)	2,147	1,781,369
5.20%, 09/01/40	1,918	1,763,970
6.00%, 03/06/28 (Call 02/06/28)(b)	3,605	3,664,562
		44,238,210
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,629	4,025,768
1.40%, 06/30/30 (Call 03/30/30)	4,128	3,346,215
3.75%, 11/30/26 (Call 08/30/26)	9,552	9,240,517
3.88%, 09/15/25 (Call 06/15/25)	3,594	3,528,395
4.75%, 11/30/36 (Call 05/30/36)	6,673	6,318,051
4.75%, 04/15/43 (Call 10/15/42)	5,050	4,615,521
4.90%, 11/30/46 (Call 05/30/46)	9,777	8,973,998
5.30%, 05/27/40	3,955	3,901,272
6.00%, 04/01/39	1,650	1,742,716
6.15%, 11/30/37	3,700	3,942,181
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	1,491	1,231,365
2.30%, 03/12/31 (Call 12/12/30)	4,464	3,662,646
2.75%, 09/15/29 (Call 06/15/29)	2,624	2,309,014
3.05%, 09/22/26 (Call 06/22/26)	2,801	2,647,939
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	2,310	1,792,404
1.92%, 02/01/27 (Call 01/01/27)	6,978	6,324,616
2.27%, 12/01/28 (Call 10/01/28)	6,085	5,266,363
2.54%, 02/01/32 (Call 11/01/31)	3,605	2,886,569
2.60%, 08/15/26 (Call 05/15/26)	4,017	3,758,100
3.13%, 12/01/51 (Call 06/01/51)	4,182	2,567,730
3.50%, 08/15/46 (Call 02/15/46)	1,938	1,323,344
3.95%, 04/01/30 (Call 01/01/30)	3,195	2,918,686
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	4,362	4,193,667
2.65%, 06/01/30 (Call 03/01/30)	3,236	2,784,330
4.00%, 03/01/28 (Call 12/01/27)	3,230	3,092,316
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.55%, 03/01/39 (Call 09/01/38)	$2,928	$2,622,181
4.70%, 03/01/49 (Call 09/01/48)	2,774	2,407,902
6.50%, 11/15/35	1,318	1,422,303
7.38%, 01/15/40	1,166	1,334,345
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	5,383	3,193,949
2.80%, 12/10/51 (Call 06/10/51)	4,075	2,497,038
3.35%, 09/15/25 (Call 06/15/25)	2,836	2,761,103
4.38%, 09/15/45 (Call 03/15/45)	2,158	1,847,947
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	3,478	2,999,146
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	3,406	2,975,577
3.25%, 11/15/39 (Call 05/15/39)	4,017	3,074,329
3.40%, 11/15/49 (Call 05/15/49)	2,929	2,056,765
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,916	2,797,108
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	8,700	8,687,918
5.65%, 11/15/27 (Call 10/15/27)	9,255	9,301,583
5.86%, 03/15/30 (Call 01/15/30)	4,485	4,543,758
5.91%, 11/22/32 (Call 08/22/32)	2,505	2,558,436
6.38%, 11/22/52 (Call 05/22/52)	4,948	5,281,399
Koninklijke Philips NV
5.00%, 03/15/42	2,467	2,150,059
6.88%, 03/11/38	3,385	3,595,334
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	5,040	4,868,256
4.50%, 03/30/33 (Call 12/30/32)	3,385	3,187,807
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	30	24,776
4.38%, 03/15/35	9,680	8,896,952
4.63%, 03/15/45	8,592	7,628,932
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	2,988	2,559,980
2.25%, 09/15/31 (Call 06/15/31)	2,515	2,008,674
2.55%, 03/15/31 (Call 12/15/30)	1,200	985,295
3.30%, 09/15/29 (Call 06/15/29)	3,076	2,747,527
3.63%, 03/15/51 (Call 09/15/50)	1,230	814,871
Smith & Nephew PLC
2.03%, 10/14/30 (Call 07/14/30)	5,115	4,117,467
5.15%, 03/20/27 (Call 02/20/27)	355	351,025
5.40%, 03/20/34 (Call 12/20/33)	1,385	1,335,773
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(c)	3,690	3,620,254
5.45%, 02/25/27 (Call 01/25/27)(c)	2,390	2,370,732
5.45%, 03/13/31 (Call 01/13/31)(c)	4,500	4,361,236
5.60%, 03/23/34 (Call 12/23/33)(c)	5,360	5,173,411
5.90%, 04/30/54 (Call 10/30/53)(c)	5,320	4,965,537
6.00%, 05/15/64 (Call 11/15/63)(c)	4,657	4,308,669
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,306	2,750,075
3.75%, 03/15/51 (Call 09/15/50)	3,980	2,819,671
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	3,143	2,988,714
1.95%, 06/15/30 (Call 03/15/30)	5,048	4,162,884
2.90%, 06/15/50 (Call 12/15/49)	2,431	1,558,460
3.38%, 11/01/25 (Call 08/01/25)	8,648	8,373,415
3.50%, 03/15/26 (Call 12/15/25)	6,764	6,522,883
3.65%, 03/07/28 (Call 12/07/27)	4,337	4,087,530
4.10%, 04/01/43 (Call 10/01/42)	3,583	2,908,619
Security	Par (000)	Value
Health Care - Products (continued)
4.38%, 05/15/44 (Call 11/15/43)	$1,823	$1,537,058
4.63%, 03/15/46 (Call 09/15/45)	2,845	2,455,113
4.85%, 12/08/28 (Call 11/08/28)	3,230	3,164,501
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	4,615	3,996,596
2.00%, 10/15/31 (Call 07/15/31)	4,905	3,915,160
2.60%, 10/01/29 (Call 07/01/29)	3,909	3,427,506
2.80%, 10/15/41 (Call 04/15/41)	2,805	1,940,164
4.10%, 08/15/47 (Call 02/15/47)	4,834	3,866,980
4.80%, 11/21/27 (Call 10/21/27)	3,133	3,094,727
4.95%, 08/10/26 (Call 07/10/26)	4,235	4,205,790
4.95%, 11/21/32 (Call 08/21/32)	2,215	2,151,550
4.98%, 08/10/30 (Call 06/10/30)	3,228	3,169,862
5.00%, 12/05/26 (Call 11/05/26)	2,910	2,898,240
5.00%, 01/31/29 (Call 12/31/28)	4,925	4,880,245
5.09%, 08/10/33 (Call 05/10/33)	3,635	3,549,256
5.20%, 01/31/34 (Call 10/31/33)	2,390	2,356,769
5.30%, 02/01/44 (Call 08/01/43)	2,449	2,339,450
5.40%, 08/10/43 (Call 02/10/43)	2,920	2,846,834
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	4,505	3,676,145
3.05%, 01/15/26 (Call 12/15/25)	3,433	3,288,552
4.45%, 08/15/45 (Call 02/15/45)	2,599	2,196,064
5.35%, 12/01/28 (Call 11/01/28)	3,110	3,093,790
5.75%, 11/30/39	753	728,433
		333,780,113
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	1,379	863,334
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	1,248	1,100,943
3.63%, 03/01/49 (Call 09/01/48)(b)	1,951	1,363,978
5.43%, 03/01/32 (Call 12/01/31)	895	883,166
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,787	1,259,428
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,120,151
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,308,441
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	383,212
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,051,931
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	3,015	2,160,208
4.13%, 11/15/42 (Call 05/15/42)	3,036	2,345,983
4.50%, 05/15/42 (Call 11/15/41)	2,461	2,024,417
4.75%, 03/15/44 (Call 09/15/43)	2,289	1,895,675
6.63%, 06/15/36	3,241	3,406,646
6.75%, 12/15/37	2,988	3,180,520
AHS Hospital Corp.
5.02%, 07/01/45	1,000	926,470
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	976	596,884
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	1,480	929,593
Series 2019, 3.89%, 04/15/49 (Call 10/15/48)	2,083	1,572,437
Ascension Health
3.95%, 11/15/46	4,080	3,265,403
4.85%, 11/15/53	4,065	3,745,787
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,604	2,274,533
Series B, 3.11%, 11/15/39 (Call 05/15/39)	2,161	1,614,124
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	$1,723	$1,400,175
2.34%, 01/01/30 (Call 10/01/29)	2,412	2,054,820
2.91%, 01/01/42 (Call 07/01/41)	560	391,230
2.91%, 01/01/51 (Call 07/01/50)	1,917	1,217,310
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(b)	1,653	1,111,202
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(b)	510	288,471
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	708	492,778
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,669	2,054,955
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	1,030	816,823
4.19%, 11/15/45 (Call 05/15/45)	1,398	1,169,493
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,161	934,879
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	5,335	3,390,341
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	730	448,877
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	4,476	4,057,092
Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	1,321	1,261,130
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,725	1,376,227
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	2,245	1,482,033
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,655	1,083,346
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	1,460	1,192,738
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	6,365	5,556,475
2.50%, 03/01/31 (Call 12/01/30)	9,515	7,649,242
2.63%, 08/01/31 (Call 05/01/31)	6,000	4,809,175
3.00%, 10/15/30 (Call 07/15/30)	8,610	7,210,611
3.38%, 02/15/30 (Call 02/15/25)	8,060	7,010,677
4.25%, 12/15/27 (Call 05/16/24)	5,925	5,585,832
4.63%, 12/15/29 (Call 12/15/24)	10,260	9,554,519
Children's Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	2,721	1,602,551
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,793	1,468,036
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	1,005	613,276
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,688	1,408,951
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	1,638	1,010,626
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	1,136	709,043
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,834	1,758,629
Security	Par (000)	Value
Health Care - Services (continued)
City of Hope
Series 2013, 5.62%, 11/15/43	$1,370	$1,308,313
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	2,282	1,810,929
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,495	1,285,697
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,718,482
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,586,616
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,744,245
3.82%, 10/01/49 (Call 04/01/49)	3,052	2,251,093
3.91%, 10/01/50 (Call 04/01/50)	1,304	957,497
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,316,099
4.35%, 11/01/42	2,968	2,477,009
5.21%, 12/01/31 (Call 06/01/31)	2,205	2,137,745
5.32%, 12/01/34 (Call 06/01/34)	1,830	1,764,786
5.55%, 12/01/54 (Call 06/01/54)	600	573,141
6.07%, 11/01/27 (Call 08/01/27)	1,756	1,790,946
6.46%, 11/01/52 (Call 05/01/52)(b)	915	990,487
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	1,631	1,038,764
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	2,338	1,680,535
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	3,635	2,513,614
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,692	1,278,819
Dignity Health
4.50%, 11/01/42	1,030	843,967
5.27%, 11/01/64	1,100	970,813
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	2,516	1,973,392
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	4,895	4,548,493
2.25%, 05/15/30 (Call 02/15/30)	3,888	3,244,348
2.55%, 03/15/31 (Call 12/15/30)	4,600	3,822,870
2.88%, 09/15/29 (Call 06/15/29)	4,177	3,682,905
3.13%, 05/15/50 (Call 11/15/49)	2,251	1,465,936
3.60%, 03/15/51 (Call 09/15/50)	5,543	3,890,290
3.65%, 12/01/27 (Call 09/01/27)	6,343	5,983,650
3.70%, 09/15/49 (Call 03/15/49)	4,497	3,231,316
4.10%, 03/01/28 (Call 12/01/27)	6,258	5,992,892
4.10%, 05/15/32 (Call 02/15/32)	2,653	2,405,397
4.38%, 12/01/47 (Call 06/01/47)	6,876	5,555,153
4.55%, 03/01/48 (Call 09/01/47)	4,435	3,678,277
4.55%, 05/15/52 (Call 11/15/51)	2,575	2,116,139
4.63%, 05/15/42	2,279	1,974,445
4.65%, 01/15/43	5,555	4,786,233
4.65%, 08/15/44 (Call 02/15/44)	2,182	1,856,506
4.75%, 02/15/33 (Call 11/15/32)	2,580	2,435,757
4.90%, 02/08/26 (Call 05/13/24)	1,990	1,966,724
5.10%, 01/15/44	5,213	4,723,795
5.13%, 02/15/53 (Call 08/15/52)	3,190	2,875,804
5.35%, 10/15/25 (Call 09/15/25)	4,077	4,062,978
5.50%, 10/15/32 (Call 07/15/32)	3,835	3,818,703
5.85%, 01/15/36	1,119	1,127,877
5.95%, 12/15/34	1,695	1,728,410
6.10%, 10/15/52 (Call 04/15/52)	2,335	2,394,897
6.38%, 06/15/37	2,310	2,411,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	$205	$151,510
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	667	597,359
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,711	1,407,419
4.50%, 07/01/57 (Call 01/01/57)	1,265	1,052,348
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,091	1,406,653
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	2,712	1,735,867
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,493,182
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	5,125	4,104,446
3.13%, 03/15/27 (Call 02/15/27)	3,710	3,468,582
3.38%, 03/15/29 (Call 01/15/29)	1,567	1,411,241
3.50%, 09/01/30 (Call 03/01/30)	10,990	9,688,298
3.50%, 07/15/51 (Call 01/15/51)	6,290	4,086,546
3.63%, 03/15/32 (Call 12/15/31)	7,967	6,847,311
4.13%, 06/15/29 (Call 03/15/29)	8,270	7,680,803
4.38%, 03/15/42 (Call 09/15/41)	2,201	1,755,766
4.50%, 02/15/27 (Call 08/15/26)	5,953	5,769,614
4.63%, 03/15/52 (Call 09/15/51)	7,140	5,594,306
5.13%, 06/15/39 (Call 12/15/38)	3,805	3,416,513
5.20%, 06/01/28 (Call 05/01/28)	2,315	2,274,890
5.25%, 06/15/26 (Call 12/15/25)	7,390	7,312,239
5.25%, 06/15/49 (Call 12/15/48)	7,881	6,813,860
5.38%, 09/01/26 (Call 03/01/26)	4,913	4,876,458
5.45%, 04/01/31 (Call 02/01/31)	2,045	2,004,130
5.50%, 06/01/33 (Call 03/01/33)	4,501	4,374,152
5.50%, 06/15/47 (Call 12/15/46)	7,542	6,767,040
5.60%, 04/01/34 (Call 01/01/34)	5,295	5,166,504
5.63%, 09/01/28 (Call 03/01/28)	6,697	6,671,440
5.88%, 02/15/26 (Call 08/15/25)	7,125	7,127,992
5.88%, 02/01/29 (Call 08/01/28)	4,760	4,786,247
5.90%, 06/01/53 (Call 12/01/52)	3,900	3,681,073
6.00%, 04/01/54 (Call 10/01/53)	2,950	2,813,916
6.10%, 04/01/64 (Call 10/01/63)	3,420	3,238,035
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(b)	2,147	1,627,356
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	5,785	5,163,900
2.15%, 02/03/32 (Call 11/03/31)	3,350	2,604,035
3.13%, 08/15/29 (Call 05/15/29)	2,531	2,251,987
3.70%, 03/23/29 (Call 02/23/29)	4,095	3,770,901
3.95%, 03/15/27 (Call 12/15/26)	2,989	2,865,986
3.95%, 08/15/49 (Call 02/15/49)	2,262	1,661,055
4.63%, 12/01/42 (Call 06/01/42)	2,310	1,915,179
4.80%, 03/15/47 (Call 09/15/46)	2,075	1,721,110
4.88%, 04/01/30 (Call 01/01/30)	2,705	2,604,309
4.95%, 10/01/44 (Call 04/01/44)	3,684	3,155,476
5.38%, 04/15/31 (Call 02/15/31)	2,740	2,672,801
5.50%, 03/15/53 (Call 09/15/52)	790	719,453
5.70%, 03/13/26 (Call 05/13/24)	1,095	1,093,358
5.75%, 03/01/28 (Call 02/01/28)	1,236	1,242,788
5.75%, 12/01/28 (Call 11/01/28)	1,185	1,190,249
5.75%, 04/15/54 (Call 10/15/53)	1,499	1,409,452
5.88%, 03/01/33 (Call 12/01/32)	3,355	3,352,900
5.95%, 03/15/34 (Call 12/15/33)	3,195	3,199,017
Security	Par (000)	Value
Health Care - Services (continued)
ICON Investments Six DAC
5.81%, 05/08/27 (Call 04/08/27)	$1,400	$1,400,000
5.85%, 05/08/29 (Call 04/08/29)	1,400	1,400,000
6.00%, 05/08/34 (Call 02/08/34)	1,000	998,960
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	675	552,149
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,540	2,019,161
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	1,045	665,039
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(b)	1,209	964,274
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	2,304	1,657,869
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	275	200,109
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	3,575	3,571,688
6.25%, 02/01/29 (Call 01/01/29)	1,020	1,036,689
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,956	2,332,520
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	4,268	4,026,732
4.15%, 05/01/47 (Call 11/01/46)	6,952	5,602,483
4.88%, 04/01/42	2,482	2,266,826
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	5,828	4,043,414
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,672	2,576,394
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	3,557	2,304,268
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,775	2,553,067
2.70%, 06/01/31 (Call 03/01/31)	3,660	3,050,028
2.95%, 12/01/29 (Call 09/01/29)	2,562	2,247,425
3.60%, 09/01/27 (Call 06/01/27)	3,540	3,344,533
4.70%, 02/01/45 (Call 08/01/44)	4,503	3,828,492
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	155,471
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	958,049
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,253,434
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	1,497,483
Mayo Clinic
3.77%, 11/15/43	245	196,285
Series 2016, 4.13%, 11/15/52(b)	3,106	2,523,853
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,121	1,370,392
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	2,212	1,826,635
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(b)	1,777	1,288,089
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	2,853	2,033,687
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,388,944
5.00%, 07/01/42	690	645,650
Series 2015, 4.20%, 07/01/55	2,009	1,618,839
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	$781	$512,612
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	2,736	1,669,587
Montefiore Obligated Group
4.29%, 09/01/50	1,216	721,782
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	1,802	1,312,426
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	631,274
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	1,802	1,395,063
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,840	2,041,192
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,756	1,142,767
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	1,413	809,219
MyMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	1,963	1,353,655
Nationwide Children's Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	1,146	1,012,144
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,079	704,869
2.61%, 08/01/60 (Call 02/01/60)(b)	1,308	708,879
4.02%, 08/01/45	3,024	2,457,508
4.06%, 08/01/56	553	426,615
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	1,835	1,259,875
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	3,120	2,226,997
3.98%, 11/01/46 (Call 11/01/45)	2,905	2,229,659
4.26%, 11/01/47 (Call 11/01/46)	1,830	1,434,453
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	1,050	655,122
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	1,406	1,032,806
3.17%, 11/01/51 (Call 05/01/51)	3,909	2,526,907
3.32%, 11/01/61 (Call 05/01/61)	1,536	960,927
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	1,260	761,507
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,794	1,457,774
2.83%, 11/15/41 (Call 05/15/41)	1,840	1,288,545
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	2,771	1,903,515
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,918	1,333,335
4.09%, 10/01/48 (Call 04/01/48)	1,852	1,470,399
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,717	1,445,840
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	2,522	2,347,320
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	2,267	1,438,231
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	1,017	802,297
2.86%, 01/01/52 (Call 07/01/51)	2,176	1,339,528
Security	Par (000)	Value
Health Care - Services (continued)
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	$1,551	$1,047,575
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	1,205	1,073,797
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	2,775	2,724,976
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	3,687	3,184,443
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(b)	2,830	1,616,770
Series A, 3.93%, 10/01/48 (Call 04/01/48)	2,450	1,863,961
Series H, 2.75%, 10/01/26 (Call 07/01/26)	1,177	1,095,567
Series I, 3.74%, 10/01/47(b)	2,618	1,924,548
Queen's Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	1,071	952,718
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,581	2,155,669
2.95%, 06/30/30 (Call 03/30/30)	4,297	3,720,976
3.45%, 06/01/26 (Call 03/01/26)	3,857	3,700,794
4.20%, 06/30/29 (Call 03/30/29)	3,958	3,764,254
4.70%, 03/30/45 (Call 09/30/44)	946	812,681
6.40%, 11/30/33 (Call 08/30/33)	1,295	1,355,486
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	1,000	673,055
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	973	903,398
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	1,149	832,955
3.95%, 07/01/46 (Call 07/01/45)	2,423	1,910,691
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	3,285	2,012,480
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,249	792,345
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	1,071	637,239
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)	2,305	2,260,160
Series A, 3.82%, 06/01/27 (Call 03/01/27)	1,065	1,013,735
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	1,900	1,236,449
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	2,856	2,189,952
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	770	688,701
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)(b)	1,755	1,224,890
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	248	244,640
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	2,054	1,927,743
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,161	1,722,837
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,048,268
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,244,704
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	630,496
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,384,256
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	$2,102	$1,190,500
4.33%, 11/15/55(b)	879	727,121
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	1,960	1,947,017
Trinity Health Corp.
4.13%, 12/01/45	1,441	1,183,923
Series 2019, 3.43%, 12/01/48(b)	1,955	1,445,000
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	1,186	811,795
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	490	451,003
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	2,865	2,742,614
1.15%, 05/15/26 (Call 04/15/26)	4,480	4,122,490
1.25%, 01/15/26	2,408	2,248,715
2.00%, 05/15/30	5,215	4,330,910
2.30%, 05/15/31 (Call 02/15/31)	5,800	4,769,577
2.75%, 05/15/40 (Call 11/15/39)	4,456	3,116,701
2.88%, 08/15/29	4,139	3,693,371
2.90%, 05/15/50 (Call 11/15/49)	5,668	3,585,762
2.95%, 10/15/27	3,984	3,696,655
3.05%, 05/15/41 (Call 11/15/40)	4,432	3,192,268
3.10%, 03/15/26	4,132	3,972,778
3.13%, 05/15/60 (Call 11/15/59)	2,849	1,746,608
3.25%, 05/15/51 (Call 11/15/50)	7,395	4,971,045
3.38%, 04/15/27	2,988	2,845,546
3.45%, 01/15/27	3,753	3,591,860
3.50%, 08/15/39 (Call 02/15/39)	5,809	4,557,273
3.70%, 12/15/25	3,079	2,997,996
3.70%, 08/15/49 (Call 02/15/49)	4,997	3,671,227
3.75%, 07/15/25	9,784	9,594,795
3.75%, 10/15/47 (Call 04/15/47)	4,766	3,564,245
3.85%, 06/15/28	5,526	5,242,850
3.88%, 12/15/28	3,742	3,535,964
3.88%, 08/15/59 (Call 02/15/59)	4,432	3,205,851
3.95%, 10/15/42 (Call 04/15/42)	3,070	2,478,866
4.00%, 05/15/29 (Call 03/15/29)	4,190	3,970,989
4.20%, 05/15/32 (Call 02/15/32)	6,040	5,571,452
4.20%, 01/15/47 (Call 07/15/46)	3,604	2,904,530
4.25%, 01/15/29 (Call 12/15/28)	5,825	5,589,794
4.25%, 03/15/43 (Call 09/15/42)	2,116	1,787,033
4.25%, 04/15/47 (Call 10/15/46)	3,384	2,761,050
4.25%, 06/15/48 (Call 12/15/47)	5,938	4,820,530
4.38%, 03/15/42 (Call 09/15/41)	2,259	1,940,466
4.45%, 12/15/48 (Call 06/15/48)	4,891	4,105,183
4.50%, 04/15/33 (Call 01/15/33)	5,795	5,427,419
4.60%, 04/15/27 (Call 03/15/27)	2,290	2,251,280
4.63%, 07/15/35	2,996	2,808,334
4.63%, 11/15/41 (Call 05/15/41)	3,026	2,682,421
4.70%, 04/15/29 (Call 03/15/29)	3,145	3,077,804
4.75%, 07/15/45	7,985	7,091,498
4.75%, 05/15/52 (Call 11/15/51)	8,030	6,975,876
4.90%, 04/15/31 (Call 02/15/31)	3,496	3,401,953
4.95%, 05/15/62 (Call 11/15/61)	4,800	4,194,500
5.00%, 04/15/34 (Call 01/15/34)	5,043	4,880,549
5.05%, 04/15/53 (Call 10/15/52)	6,785	6,163,321
5.15%, 10/15/25	4,100	4,088,673
5.20%, 04/15/63 (Call 10/15/62)	5,955	5,428,030
5.25%, 02/15/28 (Call 01/15/28)	3,945	3,956,739
5.30%, 02/15/30 (Call 12/15/29)	4,881	4,887,014
Security	Par (000)	Value
Health Care - Services (continued)
5.35%, 02/15/33 (Call 11/15/32)	$8,365	$8,336,181
5.38%, 04/15/54 (Call 10/15/53)	4,905	4,662,316
5.50%, 04/15/64 (Call 10/15/63)	3,400	3,226,241
5.70%, 10/15/40 (Call 04/15/40)	1,769	1,773,916
5.80%, 03/15/36	3,365	3,455,985
5.88%, 02/15/53 (Call 08/15/52)	7,365	7,507,325
5.95%, 02/15/41 (Call 08/15/40)	2,150	2,206,362
6.05%, 02/15/63 (Call 08/15/62)	4,340	4,476,717
6.50%, 06/15/37	2,773	2,992,320
6.63%, 11/15/37	3,443	3,761,101
6.88%, 02/15/38	4,986	5,592,581
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	3,570	3,241,512
2.65%, 10/15/30 (Call 07/15/30)	4,123	3,422,390
2.65%, 01/15/32 (Call 10/15/31)	2,420	1,923,725
UPMC
5.04%, 05/15/33 (Call 02/15/33)	505	487,190
5.38%, 05/15/43 (Call 11/15/42)	440	422,814
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	885	587,787
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	833	533,053
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	2,383	2,049,354
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	1,512	938,952
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	3,276	1,864,848
		850,284,209
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (Call 03/13/29)(c)	590	584,835
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	3,225	2,961,001
2.88%, 06/15/27 (Call 05/15/27)	1,484	1,354,556
2.88%, 06/15/28 (Call 04/15/28)	5,320	4,676,376
3.20%, 11/15/31 (Call 08/15/31)	3,350	2,737,220
3.25%, 07/15/25 (Call 06/15/25)	4,908	4,734,956
3.88%, 01/15/26 (Call 12/15/25)	4,206	4,050,139
5.88%, 03/01/29 (Call 02/01/29)	1,965	1,926,290
7.00%, 01/15/27	1,052	1,070,868
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,860	1,700,863
2.95%, 03/10/26 (Call 02/10/26)	2,040	1,912,185
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)	1,195	1,089,671
7.00%, 02/15/29 (Call 01/15/29)	60	59,358
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	3,545	3,218,291
3.25%, 03/15/27 (Call 02/15/27)	6,360	5,838,389
4.00%, 01/15/29 (Call 11/15/28)(b)	2,795	2,536,406
6.25%, 01/25/31 (Call 11/25/30)(b)(c)	950	935,360
7.05%, 09/29/25	3,790	3,823,269
7.30%, 11/27/28 (Call 10/27/28)(c)	1,135	1,165,806
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	1,799	1,610,710
2.75%, 09/16/26 (Call 08/19/26)	2,245	2,062,638
2.85%, 09/30/28 (Call 07/30/28)	3,140	2,729,822
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
3.63%, 01/15/26 (Call 12/15/25)	$2,392	$2,283,199
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	3,122	2,838,724
2.88%, 06/11/28 (Call 04/11/28)	4,230	3,698,643
3.40%, 07/15/26 (Call 06/15/26)	1,965	1,842,754
3.75%, 07/22/25 (Call 06/22/25)	2,374	2,304,371
4.25%, 01/15/26 (Call 12/15/25)	2,420	2,337,549
5.95%, 03/15/29 (Call 02/15/29)	530	520,502
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(c)	365	372,383
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	2,665	2,407,415
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	2,085	1,908,932
4.70%, 02/08/27 (Call 01/08/27)	1,960	1,849,971
6.65%, 03/15/31 (Call 01/15/31)(c)	1,625	1,563,884
7.75%, 09/16/27 (Call 08/16/27)	745	760,985
7.75%, 01/15/29 (Call 12/15/28)(c)	640	651,087
7.95%, 06/13/28 (Call 05/13/28)(c)	395	404,565
Blue Owl Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	1,802	1,605,693
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (Call 03/04/29)(c)	360	346,947
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,994	2,687,553
3.13%, 10/12/28 (Call 08/12/28)(b)	3,904	3,357,340
3.25%, 07/15/27 (Call 06/15/27)(b)	1,995	1,795,884
3.40%, 01/15/26 (Call 12/15/25)	1,975	1,867,872
7.88%, 01/15/29 (Call 12/15/28)	290	298,592
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,155	1,099,227
6.38%, 03/11/27	340	341,362
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,028	2,680,757
2.50%, 08/24/26 (Call 07/24/26)	1,995	1,826,354
6.00%, 07/15/29 (Call 06/15/29)	460	444,065
7.05%, 12/05/28 (Call 11/05/28)	290	292,957
HPS Corporate Lending Fund, 6.75%, 01/30/29 (Call 12/30/28)(c)	310	305,648
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	2,675	2,503,859
6.95%, 03/01/29 (Call 02/01/29)	750	756,064
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	600	577,098
New Mountain Finance Corp., 6.88%, 02/01/29 (Call 01/01/29)	20	19,480
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	2,723	2,444,086
7.10%, 02/15/29 (Call 01/15/29)	2,295	2,305,343
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (Call 10/14/28)(c)	210	219,200
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	2,140	1,953,148
3.44%, 10/15/28 (Call 08/15/28)	2,195	1,858,645
3.71%, 01/22/26 (Call 12/22/25)	2,739	2,593,616
Sixth Street Lending Partners, 6.50%, 03/11/29 (Call 02/11/29)(c)	410	402,415
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	980	902,106
6.13%, 03/01/29 (Call 02/01/29)(b)	150	147,084
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.95%, 08/14/28 (Call 07/14/28)	$525	$531,907
		114,688,275
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,160	3,756,137
1.40%, 10/15/27 (Call 08/15/27)(b)	1,499	1,312,732
2.60%, 10/15/25 (Call 09/15/25)	1,616	1,545,917
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	2,855	2,822,631
4.75%, 11/29/27 (Call 05/29/27)	4,368	4,291,994
5.00%, 06/15/27 (Call 12/15/26)	2,578	2,544,271
5.25%, 06/01/26 (Call 12/01/25)	2,436	2,417,703
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	3,677	3,228,302
3.85%, 01/15/30 (Call 07/15/29)	2,466	2,278,209
3.97%, 08/06/61 (Call 02/06/61)	1,495	1,243,924
6.00%, 01/15/43 (Call 10/15/42)	3,287	3,236,205
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	380	370,214
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,468	1,273,618
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	2,875	2,830,758
5.50%, 03/01/26 (Call 12/01/25)	2,375	2,368,548
6.00%, 02/15/35	2,173	2,184,807
6.38%, 05/15/33	1,976	2,035,286
7.88%, 06/15/32	629	709,583
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	2,800	2,551,624
4.35%, 02/15/28 (Call 11/15/27)	2,250	2,151,362
4.88%, 11/15/25 (Call 08/15/25)	2,657	2,617,052
4.88%, 03/15/27 (Call 12/15/26)	2,350	2,296,460
		50,067,337
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	3,161	3,107,538
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	3,327	3,036,881
3.50%, 11/15/51 (Call 05/15/51)	2,800	1,779,193
4.40%, 03/15/29 (Call 12/15/28)	3,032	2,767,342
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,645	1,322,106
3.70%, 05/01/25	1,986	1,948,331
4.50%, 06/01/46 (Call 12/01/45)	2,188	1,694,033
4.60%, 05/15/50 (Call 11/15/49)(b)	2,580	1,986,612
4.70%, 05/14/32 (Call 02/14/32)(b)	1,209	1,118,707
4.75%, 02/26/29 (Call 11/26/28)(b)	4,486	4,319,764
5.50%, 03/01/33 (Call 12/01/32)(b)	1,805	1,753,069
5.75%, 03/01/34 (Call 12/01/33)	1,690	1,630,169
		26,463,745
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,330	1,855,427
2.65%, 04/30/30 (Call 02/01/30)	1,587	1,357,003
4.88%, 12/06/28 (Call 09/06/28)	3,976	3,869,937
5.75%, 03/15/33 (Call 12/15/32)	1,675	1,686,100
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,944	1,572,429
3.15%, 08/01/27 (Call 05/01/27)	4,646	4,358,745
3.95%, 08/01/47 (Call 02/01/47)	1,935	1,477,684
5.00%, 06/15/52 (Call 12/15/51)	2,220	1,997,233
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
5.60%, 11/15/32 (Call 08/15/32)	$2,705	$2,745,615
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	3,264	2,661,583
3.10%, 10/01/27 (Call 07/01/27)	2,543	2,367,874
3.90%, 05/15/28 (Call 02/15/28)	2,683	2,553,382
4.40%, 05/01/29 (Call 03/01/29)	2,565	2,464,109
4.60%, 05/01/32 (Call 02/01/32)	3,684	3,488,808
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	2,601	2,274,206
2.00%, 11/02/31 (Call 08/02/31)(b)	2,583	2,091,268
2.75%, 02/15/26	2,374	2,276,468
2.88%, 02/07/50 (Call 08/07/49)	2,099	1,358,684
3.05%, 08/15/25	1,368	1,328,042
3.10%, 03/26/30 (Call 12/26/29)	2,558	2,284,721
3.20%, 04/25/29 (Call 01/25/29)	2,095	1,915,789
3.20%, 07/30/46 (Call 01/30/46)	2,465	1,707,691
3.90%, 05/04/47 (Call 11/04/46)	1,852	1,427,346
3.95%, 11/01/28 (Call 08/01/28)	2,657	2,537,303
4.50%, 02/16/33 (Call 11/16/32)	2,270	2,157,225
5.30%, 03/01/41	1,950	1,874,015
6.63%, 08/01/37	4,193	4,666,209
		62,354,896
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,242	2,613,468
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	3,050	2,920,746
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	2,625	2,423,029
2.88%, 10/15/26 (Call 07/15/26)	2,457	2,311,693
3.60%, 04/01/30 (Call 01/01/30)	5,373	4,889,741
4.00%, 10/15/46 (Call 04/15/46)	1,711	1,301,494
4.75%, 01/15/49 (Call 07/15/48)	3,198	2,766,675
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	2,030	1,337,367
3.63%, 05/15/30 (Call 02/15/30)	4,209	3,848,282
4.90%, 09/15/44 (Call 03/15/44)	2,375	2,148,736
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,585	2,521,090
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	3,285	3,039,392
1.45%, 12/15/30 (Call 09/15/30)	2,214	1,710,823
3.28%, 12/15/26 (Call 09/15/26)	3,122	2,956,571
3.85%, 08/10/49 (Call 02/10/49)	3,128	2,300,067
4.20%, 12/15/46 (Call 06/15/46)	3,302	2,579,598
4.50%, 06/15/43	2,218	1,861,796
5.25%, 03/30/33 (Call 12/30/32)	1,970	1,921,634
5.35%, 06/01/33	1,474	1,446,380
5.55%, 05/09/35	2,381	2,374,018
5.95%, 04/01/36	1,365	1,399,161
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)	2,751	2,739,103
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	2,526	2,426,364
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	965	761,296
5.25%, 04/02/30 (Call 01/02/30)	592	574,213
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	1,795	1,599,724
3.88%, 01/15/35 (Call 07/15/34)	540	464,139
4.20%, 04/01/28 (Call 01/01/28)	2,050	1,961,050
Security	Par (000)	Value
Insurance (continued)
4.38%, 06/30/50 (Call 12/30/49)	$4,789	$3,886,065
4.50%, 07/16/44 (Call 01/16/44)	1,960	1,649,315
4.75%, 04/01/48 (Call 10/01/47)	5,483	4,770,231
4.80%, 07/10/45 (Call 01/10/45)	4,570	4,008,289
5.13%, 03/27/33 (Call 12/27/32)	3,255	3,123,031
6.25%, 05/01/36	963	986,224
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	3,298	3,191,555
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	4,801	4,135,095
3.75%, 05/02/29 (Call 02/02/29)	3,872	3,583,200
4.50%, 12/15/28 (Call 09/15/28)	2,437	2,340,537
6.25%, 09/30/40	1,494	1,544,232
8.21%, 01/01/27	521	550,896
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,265	2,586,479
2.60%, 12/02/31 (Call 09/02/31)	1,970	1,607,646
2.85%, 05/28/27 (Call 04/28/27)	2,275	2,111,618
2.90%, 08/23/51 (Call 02/23/51)	3,010	1,802,393
3.90%, 02/28/52 (Call 08/28/51)	3,595	2,599,758
5.00%, 09/12/32 (Call 06/12/32)	2,140	2,051,302
5.35%, 02/28/33 (Call 11/28/32)	2,345	2,281,133
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	3,361	3,271,267
4.60%, 06/14/44 (Call 03/14/44)	2,672	2,221,518
4.75%, 05/15/45 (Call 11/15/44)	2,439	2,069,238
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	2,890	2,870,730
5.15%, 03/01/29 (Call 02/01/29)	4,015	3,962,654
5.30%, 03/01/31 (Call 01/01/31)	4,910	4,827,081
5.45%, 03/01/34 (Call 12/01/33)	7,123	6,970,913
5.75%, 03/01/54 (Call 09/01/53)	3,460	3,344,699
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	2,357	2,264,639
5.03%, 12/15/46 (Call 06/15/46)	1,704	1,493,662
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,652	3,211,451
7.35%, 05/01/34	1,945	2,138,810
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,485	2,240,547
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	1,980	1,580,600
3.05%, 03/09/52 (Call 09/09/51)	2,825	1,693,087
3.50%, 05/20/51 (Call 11/20/50)	4,277	2,848,279
5.45%, 07/15/34 (Call 04/15/34)	1,808	1,754,046
5.50%, 03/02/33 (Call 12/02/32)	1,825	1,784,893
5.75%, 03/02/53 (Call 09/02/52)	1,788	1,690,238
5.75%, 07/15/54 (Call 01/15/54)	783	743,953
6.50%, 02/15/34 (Call 11/15/33)	1,730	1,802,399
6.75%, 02/15/54 (Call 08/15/53)	905	974,410
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,535	1,227,357
3.70%, 02/22/30 (Call 11/22/29)	2,317	2,039,221
4.90%, 03/27/28 (Call 12/27/27)	2,395	2,315,423
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,691	2,287,415
3.60%, 09/15/51 (Call 03/15/51)	770	521,519
6.13%, 09/15/28 (Call 08/15/28)	370	375,397
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	2,440	1,520,692
3.50%, 01/15/31 (Call 10/15/30)	2,050	1,776,901
3.95%, 05/25/51 (Call 11/25/50)	2,925	2,052,496
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.13%, 01/12/28 (Call 10/12/27)	$4,700	$4,470,098
5.88%, 01/15/34 (Call 10/15/33)	2,343	2,285,403
6.15%, 04/03/30 (Call 01/03/30)	1,607	1,637,698
6.25%, 04/01/54 (Call 10/01/53)	2,065	2,009,030
6.65%, 02/01/33 (Call 11/01/32)	2,115	2,182,890
AXA SA, 8.60%, 12/15/30	225	260,631
Axis Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,704	1,591,082
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	1,541	1,379,483
Axis Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	2,904	2,751,092
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	4,071	3,265,761
1.85%, 03/12/30 (Call 12/12/29)	2,578	2,155,817
2.30%, 03/15/27 (Call 02/15/27)	5,070	4,716,000
2.50%, 01/15/51 (Call 07/15/50)	5,235	3,095,874
2.85%, 10/15/50 (Call 04/15/50)	6,674	4,202,856
2.88%, 03/15/32 (Call 12/15/31)	3,724	3,181,716
3.85%, 03/15/52 (Call 09/15/51)	5,170	3,915,442
4.20%, 08/15/48 (Call 02/15/48)	9,087	7,551,604
4.25%, 01/15/49 (Call 07/15/48)	6,994	5,887,464
4.30%, 05/15/43	3,962	3,436,475
4.40%, 05/15/42	4,493	4,004,342
5.75%, 01/15/40	4,543	4,744,353
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	13,666	13,168,269
4.50%, 02/11/43(b)	5,330	4,847,813
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	145	136,233
3.85%, 12/22/51 (Call 06/22/51)	1,290	806,085
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,719,872
5.63%, 05/15/30 (Call 02/15/30)(b)	2,794	2,759,667
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	4,568	3,686,597
4.20%, 03/17/32 (Call 12/17/31)	1,610	1,431,482
4.50%, 03/15/29 (Call 12/15/28)	2,175	2,075,878
4.95%, 03/17/52 (Call 09/17/51)	3,385	2,804,100
Chubb Corp. (The)
6.00%, 05/11/37	4,204	4,360,307
Series 1, 6.50%, 05/15/38	990	1,072,689
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)	1,780	1,412,792
2.85%, 12/15/51 (Call 06/15/51)	1,740	1,103,160
3.05%, 12/15/61 (Call 06/15/61)	3,675	2,272,348
3.35%, 05/03/26 (Call 02/03/26)	3,332	3,202,412
4.15%, 03/13/43	3,450	2,861,650
4.35%, 11/03/45 (Call 05/03/45)	6,245	5,226,294
5.00%, 03/15/34 (Call 12/15/33)	3,195	3,095,290
6.70%, 05/15/36	465	512,370
Cincinnati Financial Corp.
6.13%, 11/01/34	2,449	2,531,035
6.92%, 05/15/28	1,039	1,094,132
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	1,080	881,298
3.45%, 08/15/27 (Call 05/15/27)	2,302	2,153,773
3.90%, 05/01/29 (Call 02/01/29)	3,186	2,960,972
4.50%, 03/01/26 (Call 12/01/25)	3,454	3,381,012
5.13%, 02/15/34 (Call 11/15/33)	805	758,483
5.50%, 06/15/33 (Call 03/15/33)	875	856,224
Security	Par (000)	Value
Insurance (continued)
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	$2,201	$2,182,298
5.25%, 05/30/29 (Call 02/28/29)	2,555	2,456,362
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	4,501	4,263,495
3.85%, 04/05/29 (Call 02/05/29)	2,968	2,725,073
3.90%, 04/05/32 (Call 01/05/32)	4,730	4,124,557
4.35%, 04/05/42 (Call 10/05/41)	2,290	1,835,782
4.40%, 04/05/52 (Call 10/05/51)	3,530	2,708,928
5.75%, 01/15/34 (Call 10/15/33)	2,810	2,757,645
6.05%, 09/15/33 (Call 06/15/33)(c)	3,320	3,320,415
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(a)	1,445	1,426,372
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	975	919,942
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(a)	50	48,644
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,006	1,603,272
4.95%, 06/01/29 (Call 03/01/29)	2,721	2,579,566
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	6,238	5,943,332
5.00%, 04/20/48 (Call 10/20/47)	5,842	5,053,848
5.59%, 01/11/33 (Call 10/11/32)	2,560	2,517,953
7.00%, 04/01/28	1,219	1,285,610
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	4,478	2,703,953
3.50%, 10/15/50 (Call 04/15/50)	4,549	2,974,818
4.87%, 06/01/44	2,071	1,775,788
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	2,446	2,516,229
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,927	1,644,146
4.63%, 04/29/30 (Call 01/29/30)	2,137	1,997,434
4.85%, 04/17/28 (Call 01/17/28)	2,919	2,834,995
5.63%, 08/16/32 (Call 05/16/32)	1,910	1,853,941
6.00%, 12/07/33 (Call 09/07/33)(c)	2,870	2,852,634
6.35%, 03/22/54 (Call 09/22/53)(c)	1,075	1,062,530
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,484	2,784,831
3.20%, 09/17/51 (Call 03/17/51)	2,855	1,727,951
3.40%, 06/15/30 (Call 03/15/30)	3,070	2,661,146
4.50%, 08/15/28 (Call 05/15/28)	2,572	2,438,514
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	2,397	1,854,128
4.00%, 05/15/30 (Call 02/15/30)	1,255	1,111,405
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,832	2,206,054
4.55%, 09/15/28 (Call 06/15/28)	3,805	3,532,569
4.80%, 06/15/32 (Call 03/15/32)	530	473,649
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,095	1,718,921
4.50%, 04/15/26 (Call 01/15/26)	2,467	2,410,899
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	3,150	2,765,043
2.90%, 09/15/51 (Call 03/15/51)	2,230	1,362,269
3.60%, 08/19/49 (Call 02/19/49)	3,326	2,364,390
4.30%, 04/15/43	1,876	1,532,486
4.40%, 03/15/48 (Call 09/15/47)	1,853	1,515,169
5.95%, 10/15/36	1,495	1,525,963
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.10%, 10/01/41	$2,394	$2,432,057
Horace Mann Educators Corp., 7.25%, 09/15/28 (Call 08/15/28)	110	115,450
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	2,745	2,253,221
4.00%, 11/23/51 (Call 05/23/51)	1,520	1,007,945
5.17%, 06/08/27 (Call 05/08/27)	2,290	2,255,508
5.67%, 06/08/32 (Call 03/08/32)(b)	960	943,142
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	2,275	1,791,612
3.80%, 02/23/32 (Call 11/23/31)	1,560	1,287,345
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	2,036	1,758,624
3.40%, 01/15/31 (Call 10/15/30)	2,314	1,981,177
3.40%, 03/01/32 (Call 12/01/31)	384	320,704
3.63%, 12/12/26 (Call 09/15/26)(b)	1,763	1,676,741
3.80%, 03/01/28 (Call 12/01/27)	2,249	2,120,573
4.35%, 03/01/48 (Call 09/01/47)	1,838	1,356,997
4.38%, 06/15/50 (Call 12/15/49)	1,287	941,662
5.85%, 03/15/34 (Call 12/15/33)	975	936,823
6.30%, 10/09/37	1,160	1,142,490
7.00%, 06/15/40	1,963	2,080,353
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	2,960	2,629,575
3.75%, 04/01/26 (Call 01/01/26)	4,202	4,073,744
4.13%, 05/15/43 (Call 11/15/42)	3,797	3,073,497
6.00%, 02/01/35	347	358,769
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	2,920	2,691,810
3.70%, 03/16/32 (Call 12/16/31)	2,720	2,427,754
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	4,433	4,197,379
4.15%, 03/04/26	5,956	5,822,188
5.38%, 03/04/46	2,618	2,433,380
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	2,360	2,104,458
3.45%, 05/07/52 (Call 11/07/51)	2,620	1,707,842
3.50%, 11/01/27 (Call 08/01/27)	2,497	2,332,131
4.15%, 09/17/50 (Call 03/17/50)	2,466	1,833,549
4.30%, 11/01/47 (Call 05/01/47)	1,721	1,322,524
5.00%, 04/05/46	2,190	1,890,504
5.00%, 05/20/49 (Call 11/20/48)	1,845	1,594,472
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,720	3,096,853
2.38%, 12/15/31 (Call 09/15/31)	475	385,580
2.90%, 12/15/51 (Call 06/15/51)	1,995	1,212,104
3.75%, 03/14/26 (Call 12/14/25)	4,689	4,559,642
4.20%, 03/01/48 (Call 09/01/47)	3,075	2,437,995
4.35%, 01/30/47 (Call 07/30/46)	2,692	2,195,770
4.38%, 03/15/29 (Call 12/15/28)	6,987	6,757,668
4.75%, 03/15/39 (Call 09/15/38)	2,563	2,325,596
4.90%, 03/15/49 (Call 09/15/48)	6,131	5,401,905
5.15%, 03/15/34 (Call 12/15/33)	1,575	1,536,355
5.40%, 09/15/33 (Call 06/15/33)	2,245	2,238,534
5.45%, 03/15/53 (Call 09/15/52)	1,125	1,065,892
5.45%, 03/15/54 (Call 09/15/53)	1,355	1,292,493
5.70%, 09/15/53 (Call 03/15/53)	4,485	4,420,179
5.75%, 11/01/32 (Call 08/01/32)	1,405	1,436,081
5.88%, 08/01/33	1,415	1,459,736
6.25%, 11/01/52 (Call 05/01/52)	875	924,011
Security	Par (000)	Value
Insurance (continued)
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	$2,560	$2,441,024
MetLife Inc.
3.60%, 11/13/25 (Call 08/13/25)	3,618	3,519,265
4.05%, 03/01/45	5,596	4,404,102
4.13%, 08/13/42	4,353	3,518,243
4.55%, 03/23/30 (Call 12/23/29)	5,492	5,303,175
4.60%, 05/13/46 (Call 11/13/45)	2,529	2,161,472
4.72%, 12/15/44	3,106	2,671,279
4.88%, 11/13/43	3,810	3,377,739
5.00%, 07/15/52 (Call 01/15/52)	3,010	2,681,554
5.25%, 01/15/54 (Call 07/15/53)	3,940	3,663,931
5.38%, 07/15/33 (Call 04/15/33)	2,915	2,895,263
5.70%, 06/15/35	5,638	5,680,375
5.88%, 02/06/41	4,257	4,269,387
6.38%, 06/15/34	2,576	2,730,838
6.40%, 12/15/66 (Call 12/15/31)	4,857	4,841,793
6.50%, 12/15/32	2,265	2,431,694
10.75%, 08/01/69 (Call 08/01/34)(b)	2,342	3,096,195
MGIC Investment Corp., 5.25%, 08/15/28 (Call 05/16/24)	110	105,736
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	246,496
Nationwide Financial Services Inc., 6.75%, 05/15/87	524	521,371
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	2,734	1,882,643
3.88%, 08/26/26 (Call 07/26/26)	3,271	3,138,007
5.75%, 03/28/34 (Call 12/28/33)	1,395	1,357,552
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	3,901	3,638,299
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(a)	427	385,775
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	1,983	1,615,735
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,329	2,722,696
3.10%, 11/15/26 (Call 08/15/26)	2,665	2,514,459
3.40%, 05/15/25 (Call 02/15/25)	2,869	2,804,625
3.70%, 05/15/29 (Call 02/15/29)	1,740	1,598,870
4.30%, 11/15/46 (Call 05/15/46)	1,879	1,498,597
4.35%, 05/15/43	2,008	1,668,355
4.63%, 09/15/42	1,456	1,254,206
5.38%, 03/15/33 (Call 12/15/32)	955	935,553
5.50%, 03/15/53 (Call 09/15/52)	1,525	1,421,156
6.05%, 10/15/36	1,990	2,034,874
Progressive Corp. (The)
2.45%, 01/15/27	3,481	3,228,883
2.50%, 03/15/27 (Call 02/15/27)	3,145	2,917,507
3.00%, 03/15/32 (Call 12/15/31)	1,419	1,200,480
3.20%, 03/26/30 (Call 12/26/29)	3,256	2,902,296
3.70%, 01/26/45	807	617,823
3.70%, 03/15/52 (Call 09/15/51)	1,620	1,185,188
3.95%, 03/26/50 (Call 09/26/49)	2,144	1,651,836
4.00%, 03/01/29 (Call 12/01/28)	2,602	2,463,216
4.13%, 04/15/47 (Call 10/15/46)	5,658	4,535,223
4.20%, 03/15/48 (Call 09/15/47)	2,045	1,665,540
4.35%, 04/25/44	928	780,110
4.95%, 06/15/33 (Call 03/15/33)	1,670	1,620,540
6.25%, 12/01/32	1,756	1,853,737
6.63%, 03/01/29	1,276	1,347,303
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	$2,716	$2,530,378
2.10%, 03/10/30 (Call 12/10/29)	3,865	3,254,272
3.00%, 03/10/40 (Call 09/10/39)	2,617	1,890,183
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	1,015	865,549
3.70%, 03/13/51 (Call 09/13/50)	6,499	4,656,499
3.88%, 03/27/28 (Call 12/27/27)	2,592	2,459,176
3.91%, 12/07/47 (Call 06/07/47)	4,146	3,104,851
3.94%, 12/07/49 (Call 06/07/49)	4,776	3,549,042
4.35%, 02/25/50 (Call 08/25/49)	4,257	3,386,488
4.42%, 03/27/48 (Call 09/27/47)	2,003	1,627,809
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)(b)	3,270	3,039,858
4.60%, 05/15/44	3,726	3,166,239
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	1,740	1,606,649
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	4,102	4,058,763
5.70%, 12/14/36	4,494	4,537,041
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)	3,958	3,841,277
5.75%, 07/15/33	1,157	1,188,253
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	906	878,120
6.50%, 03/15/54 (Call 12/15/33), (5-year CMT + 2.404%)(a)	4,090	4,048,306
6.63%, 12/01/37	1,651	1,794,939
6.63%, 06/21/40	2,000	2,164,977
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(a)	685	698,309
Prudential Funding Asia PLC
3.13%, 04/14/30	2,946	2,586,040
3.63%, 03/24/32 (Call 12/24/31)	2,330	2,044,682
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,611	2,276,373
3.90%, 05/15/29 (Call 02/15/29)	3,263	3,029,302
3.95%, 09/15/26 (Call 06/15/26)	2,592	2,504,716
6.00%, 09/15/33 (Call 06/15/33)	1,356	1,362,403
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	2,553	2,385,414
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	2,385	2,161,083
5.75%, 06/05/33 (Call 03/05/33)	3,590	3,501,180
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	340	305,258
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	2,830	2,302,851
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,033	2,506,736
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	3,526	2,078,421
3.05%, 06/08/51 (Call 12/08/50)	3,634	2,360,852
3.75%, 05/15/46 (Call 11/15/45)	2,605	1,980,577
4.00%, 05/30/47 (Call 11/30/46)	2,524	1,985,765
4.05%, 03/07/48 (Call 09/07/47)	2,626	2,085,778
4.10%, 03/04/49 (Call 09/04/48)	2,626	2,093,576
4.30%, 08/25/45 (Call 02/25/45)	1,691	1,401,911
4.60%, 08/01/43	1,580	1,385,102
5.35%, 11/01/40	3,967	3,842,439
5.45%, 05/25/53 (Call 11/25/52)	1,495	1,458,824
6.25%, 06/15/37	3,618	3,823,990
Security	Par (000)	Value
Insurance (continued)
6.75%, 06/20/36	$1,952	$2,146,132
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,183	2,345,885
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	2,933	2,858,885
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	2,031	1,876,048
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,428,403
4.50%, 12/15/49 (Call 06/15/49)	745	568,207
5.75%, 08/15/42	2,380	2,236,216
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	830	469,589
3.55%, 03/30/52 (Call 09/30/51)	1,133	749,547
4.00%, 05/12/50 (Call 11/12/49)	2,596	1,901,999
4.75%, 08/01/44	2,168	1,837,507
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	3,184	2,791,508
3.88%, 09/15/49 (Call 03/15/49)	3,015	2,138,374
4.50%, 09/15/28 (Call 06/15/28)	3,328	3,180,435
4.65%, 06/15/27 (Call 05/15/27)	4,128	4,012,682
5.05%, 09/15/48 (Call 03/15/48)	2,245	1,945,708
5.35%, 05/15/33 (Call 02/15/33)	1,545	1,483,969
5.90%, 03/05/54 (Call 09/05/53)	2,940	2,813,891
XL Group Ltd., 5.25%, 12/15/43	2,010	1,820,040
		803,794,167
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	3,720	3,010,193
2.70%, 02/09/41 (Call 08/09/40)	2,625	1,741,706
3.15%, 02/09/51 (Call 08/09/50)	7,580	4,738,490
3.25%, 02/09/61 (Call 08/09/60)	4,023	2,400,228
3.40%, 12/06/27 (Call 09/06/27)	11,574	10,810,082
4.00%, 12/06/37 (Call 06/06/37)	4,555	3,787,518
4.20%, 12/06/47 (Call 06/06/47)(b)	8,105	6,294,989
4.40%, 12/06/57 (Call 06/06/57)	4,060	3,134,740
4.50%, 11/28/34 (Call 05/28/34)	3,492	3,178,006
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	4,003	3,769,098
0.80%, 08/15/27 (Call 06/15/27)	5,575	4,902,848
1.10%, 08/15/30 (Call 05/15/30)	9,889	7,890,347
1.90%, 08/15/40 (Call 02/15/40)	5,653	3,599,192
2.00%, 08/15/26 (Call 05/15/26)	10,621	9,924,934
2.05%, 08/15/50 (Call 02/15/50)	10,848	6,049,094
2.25%, 08/15/60 (Call 02/15/60)	5,485	2,966,446
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	2,960	2,823,250
1.00%, 05/12/26 (Call 04/12/26)	11,320	10,415,295
1.20%, 06/03/27 (Call 04/03/27)	2,558	2,276,618
1.50%, 06/03/30 (Call 03/03/30)	9,035	7,364,281
1.65%, 05/12/28 (Call 03/12/28)	11,040	9,686,737
2.10%, 05/12/31 (Call 02/12/31)	10,985	9,039,831
2.50%, 06/03/50 (Call 12/03/49)	8,941	5,301,172
2.70%, 06/03/60 (Call 12/03/59)	8,430	4,833,386
2.88%, 05/12/41 (Call 11/12/40)	9,339	6,705,967
3.10%, 05/12/51 (Call 11/12/50)	12,350	8,250,056
3.15%, 08/22/27 (Call 05/22/27)	14,768	13,910,830
3.25%, 05/12/61 (Call 11/12/60)	6,827	4,442,892
3.30%, 04/13/27 (Call 03/13/27)	6,565	6,246,899
3.45%, 04/13/29 (Call 02/13/29)	5,220	4,874,987
3.60%, 04/13/32 (Call 01/13/32)	7,860	7,093,005
3.88%, 08/22/37 (Call 02/22/37)	12,517	10,763,123
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.95%, 04/13/52 (Call 10/13/51)	$9,740	$7,666,197
4.05%, 08/22/47 (Call 02/22/47)	13,062	10,668,940
4.10%, 04/13/62 (Call 10/13/61)	4,948	3,870,159
4.25%, 08/22/57 (Call 02/22/57)	8,361	6,797,171
4.55%, 12/01/27 (Call 11/01/27)	2,875	2,828,904
4.60%, 12/01/25	6,705	6,649,407
4.65%, 12/01/29 (Call 10/01/29)	4,770	4,694,196
4.70%, 12/01/32 (Call 09/01/32)	7,425	7,210,047
4.80%, 12/05/34 (Call 06/05/34)	5,667	5,509,020
4.95%, 12/05/44 (Call 06/05/44)	5,448	5,145,428
5.20%, 12/03/25 (Call 09/03/25)	4,265	4,262,781
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,371,448
1.72%, 04/09/26 (Call 03/09/26)	520	482,862
2.38%, 08/23/31 (Call 05/23/31)	760	616,397
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,271,938
3.63%, 07/06/27	1,964	1,855,939
4.13%, 06/30/25	2,421	2,373,754
4.38%, 03/29/28 (Call 12/29/27)(b)	2,260	2,178,666
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,919,987
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,994	3,753,700
3.60%, 06/01/26 (Call 03/01/26)	5,016	4,841,110
4.63%, 04/13/30 (Call 01/13/30)	8,034	7,745,393
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	5,230	4,816,471
2.60%, 05/10/31 (Call 02/10/31)	3,785	3,164,754
2.70%, 03/11/30 (Call 12/11/29)	4,205	3,637,711
3.60%, 06/05/27 (Call 03/05/27)	4,935	4,678,030
3.65%, 05/10/51 (Call 11/10/50)	4,175	2,930,832
4.00%, 07/15/42 (Call 01/15/42)	6,196	4,831,821
5.90%, 11/22/25 (Call 10/22/25)	1,165	1,167,975
5.95%, 11/22/27 (Call 10/22/27)(b)	1,545	1,577,178
6.30%, 11/22/32 (Call 08/22/32)	1,950	2,034,702
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	2,473	2,108,361
3.25%, 02/15/30 (Call 11/15/29)	5,494	4,846,878
3.80%, 02/15/28 (Call 11/15/27)	3,174	2,974,857
4.63%, 08/01/27 (Call 05/01/27)	1,561	1,514,955
5.00%, 02/15/26 (Call 11/15/25)	4,262	4,212,283
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	2,265	2,023,295
3.88%, 04/29/26	885	854,999
4.13%, 01/14/50 (Call 07/14/49)	1,900	1,421,971
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	13,740	13,058,947
3.85%, 08/15/32 (Call 05/15/32)	14,200	12,900,075
4.45%, 08/15/52 (Call 02/15/52)	11,275	9,371,101
4.60%, 05/15/28 (Call 04/15/28)	4,085	4,012,340
4.65%, 08/15/62 (Call 02/15/62)	5,980	4,969,092
4.80%, 05/15/30 (Call 03/15/30)	4,425	4,340,501
4.95%, 05/15/33 (Call 02/15/33)	4,765	4,671,630
5.60%, 05/15/53 (Call 11/15/52)	10,200	10,098,266
5.75%, 05/15/63 (Call 11/15/62)	5,235	5,214,916
Netflix Inc.
4.38%, 11/15/26	1,990	1,942,085
4.88%, 04/15/28	3,255	3,196,828
5.88%, 11/15/28	2,120	2,162,355
6.38%, 05/15/29	1,870	1,947,983
Security	Par (000)	Value
Internet (continued)
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	$2,034	$1,917,468
2.00%, 09/03/30 (Call 06/03/30)	3,421	2,745,973
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	4,165	3,418,084
4.75%, 07/15/27 (Call 05/31/24)	3,660	3,539,582
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(b)	4,099	3,507,667
		427,751,650
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,567	2,412,048
4.55%, 03/11/26	3,080	3,006,891
6.55%, 11/29/27 (Call 10/29/27)	5,575	5,715,910
6.75%, 03/01/41	2,535	2,567,066
6.80%, 11/29/32 (Call 08/29/32)	3,735	3,887,878
7.00%, 10/15/39	2,790	2,947,449
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,627	3,494,151
2.70%, 06/01/30 (Call 03/01/30)	3,074	2,672,148
2.98%, 12/15/55 (Call 06/15/55)	5,652	3,390,548
3.13%, 04/01/32 (Call 01/01/32)	545	464,456
3.85%, 04/01/52 (Call 09/01/51)	2,700	2,008,160
3.95%, 05/23/25	3,165	3,110,331
3.95%, 05/01/28 (Call 02/01/28)	1,653	1,571,653
4.30%, 05/23/27 (Call 04/23/27)	4,745	4,607,884
4.40%, 05/01/48 (Call 11/01/47)	444	370,764
5.20%, 08/01/43 (Call 02/01/43)	1,080	1,013,130
6.40%, 12/01/37	868	917,888
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	3,588	3,389,013
2.15%, 08/15/30 (Call 05/15/30)	605	494,951
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,030	906,327
2.40%, 06/15/25 (Call 05/15/25)	3,595	3,460,844
3.25%, 01/15/31 (Call 10/15/30)	2,521	2,189,632
3.25%, 10/15/50 (Call 04/15/50)	2,259	1,435,325
3.45%, 04/15/30 (Call 01/15/30)	2,404	2,153,673
5.00%, 12/15/26 (Call 05/31/24)	3,638	3,588,816
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,764	4,192,939
6.13%, 06/12/33 (Call 03/12/33)	6,060	5,939,951
6.25%, 08/10/26	660	668,292
6.88%, 11/21/36	5,572	5,709,517
6.88%, 11/10/39	3,620	3,717,421
8.25%, 01/17/34(b)	1,610	1,833,439
Vale SA, 5.63%, 09/11/42(b)	1,176	1,105,209
		84,943,704
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	2,054	1,595,109
4.40%, 09/15/32 (Call 06/15/32)(b)	2,230	1,960,953
5.10%, 04/01/52 (Call 10/01/51)(b)	1,700	1,301,163
Brunswick Corp/DE, 5.85%, 03/18/29 (Call 02/18/29)	850	837,086
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,605	2,530,045
4.63%, 07/28/45 (Call 01/28/45)(b)	1,524	1,220,477
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	410	426,854
		9,871,687
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	$2,171	$1,914,537
3.70%, 01/15/31 (Call 10/15/30)	1,940	1,660,783
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,745	2,615,463
4.85%, 03/15/26 (Call 12/15/25)	3,298	3,248,911
5.75%, 01/30/27 (Call 12/30/26)	1,795	1,804,317
5.75%, 04/23/30 (Call 01/23/30)	2,302	2,299,071
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	70	66,042
3.90%, 08/08/29 (Call 05/08/29)	1,150	1,026,163
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	2,185	2,126,517
4.88%, 05/15/29 (Call 04/15/29)	1,165	1,130,580
4.90%, 04/15/29 (Call 03/15/29)	810	788,515
5.00%, 10/15/27 (Call 09/15/27)	3,510	3,459,254
5.30%, 05/15/34 (Call 02/15/34)	1,575	1,511,359
5.45%, 09/15/26 (Call 08/15/26)	555	554,243
5.55%, 10/15/28 (Call 09/15/28)	2,605	2,613,048
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	2,509	2,421,786
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	3,836	3,835,132
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	5,417	5,148,132
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	3,829	3,254,777
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	901	755,670
Series II, 2.75%, 10/15/33 (Call 07/15/33)	3,965	3,122,324
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,668	4,447,057
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,834	1,736,874
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)	2,330	2,096,580
2.85%, 03/08/29 (Call 01/08/29)	2,600	2,230,664
3.25%, 08/08/31 (Call 05/08/31)	2,930	2,391,465
4.05%, 01/08/26 (Call 12/08/25)	1,405	1,349,627
4.63%, 06/18/30 (Call 03/18/30)	3,115	2,799,635
5.13%, 08/08/25 (Call 06/08/25)	395	390,193
5.40%, 08/08/28 (Call 05/08/28)	3,650	3,539,084
		66,337,803
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	800	770,608
4.38%, 05/08/42	280	244,218
AGCO Corp.
5.45%, 03/21/27 (Call 02/21/27)	2,415	2,407,011
5.80%, 03/21/34 (Call 12/21/33)	2,555	2,497,594
Caterpillar Financial Services Corp.
0.80%, 11/13/25	1,434	1,340,893
0.90%, 03/02/26	1,955	1,804,965
1.10%, 09/14/27	2,636	2,310,419
1.15%, 09/14/26	3,200	2,906,905
1.45%, 05/15/25	1,200	1,151,839
1.70%, 01/08/27	4,165	3,804,694
2.40%, 08/09/26(b)	2,484	2,333,416
3.40%, 05/13/25	330	323,497
3.60%, 08/12/27	3,755	3,577,546
3.65%, 08/12/25	3,730	3,648,511
4.35%, 05/15/26	4,395	4,317,823
4.50%, 01/08/27	1,455	1,431,401
4.80%, 01/06/26	1,250	1,241,465
4.85%, 02/27/29	2,075	2,047,676
5.05%, 02/27/26	2,960	2,946,366
5.15%, 08/11/25	5,629	5,614,018
Security	Par (000)	Value
Machinery (continued)
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	$985	$811,666
2.60%, 09/19/29 (Call 06/19/29)	2,946	2,603,260
2.60%, 04/09/30 (Call 01/09/30)	4,480	3,908,028
3.25%, 09/19/49 (Call 03/19/49)	5,259	3,664,510
3.25%, 04/09/50 (Call 10/09/49)	5,447	3,819,024
3.80%, 08/15/42	7,798	6,235,490
4.30%, 05/15/44 (Call 11/15/43)	2,857	2,462,581
4.75%, 05/15/64 (Call 11/15/63)	1,968	1,718,807
5.20%, 05/27/41	2,881	2,766,876
5.30%, 09/15/35(b)	665	674,900
6.05%, 08/15/36	2,278	2,408,987
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,900	1,736,131
1.88%, 01/15/26 (Call 12/15/25)	1,960	1,838,962
3.95%, 05/23/25	2,115	2,072,703
4.55%, 04/10/28 (Call 03/10/28)	3,045	2,931,992
5.10%, 04/20/29 (Call 03/20/29)	2,115	2,069,534
5.45%, 10/14/25	2,020	2,014,796
5.50%, 01/12/29 (Call 12/12/28)	1,850	1,845,888
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	3,450	3,283,764
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	3,095	2,025,865
3.10%, 04/15/30 (Call 01/15/30)	4,036	3,606,039
3.75%, 04/15/50 (Call 10/15/49)	4,516	3,506,537
3.90%, 06/09/42 (Call 12/09/41)	4,849	3,976,248
5.38%, 10/16/29	2,400	2,437,786
7.13%, 03/03/31(b)	775	866,198
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,460	2,172,831
3.15%, 11/15/25 (Call 08/15/25)	2,346	2,262,913
5.38%, 10/15/35	242	239,974
5.38%, 03/01/41 (Call 12/01/40)	1,950	1,852,983
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,330	1,872,511
3.50%, 10/01/30 (Call 07/01/30)	2,338	2,029,916
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	2,310	1,900,933
3.00%, 05/01/30 (Call 02/01/30)	1,829	1,574,768
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	605	603,709
5.70%, 08/14/33 (Call 05/14/33)	3,810	3,784,400
John Deere Capital Corp.
0.70%, 01/15/26	3,930	3,641,412
1.05%, 06/17/26	2,350	2,152,083
1.30%, 10/13/26	2,210	2,009,235
1.45%, 01/15/31	3,205	2,538,758
1.50%, 03/06/28	2,227	1,944,276
1.70%, 01/11/27	2,510	2,292,627
1.75%, 03/09/27	2,486	2,260,292
2.00%, 06/17/31	2,564	2,069,295
2.25%, 09/14/26	2,426	2,262,964
2.35%, 03/08/27	1,268	1,171,998
2.45%, 01/09/30	3,041	2,635,261
2.65%, 06/10/26	1,409	1,336,146
2.80%, 09/08/27	2,722	2,521,179
2.80%, 07/18/29	3,321	2,965,527
3.05%, 01/06/28	1,190	1,112,244
3.35%, 04/18/29	3,110	2,869,012
3.40%, 06/06/25	2,600	2,545,190
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.40%, 09/11/25	$2,575	$2,505,691
3.45%, 03/07/29(b)	3,204	2,972,450
3.90%, 06/07/32	740	674,283
4.05%, 09/08/25	2,675	2,630,008
4.15%, 09/15/27	3,765	3,648,450
4.35%, 09/15/32	2,690	2,525,216
4.50%, 01/08/27	2,150	2,115,011
4.50%, 01/16/29	2,630	2,556,941
4.70%, 06/10/30	2,340	2,279,023
4.75%, 06/08/26	2,515	2,488,957
4.75%, 01/20/28	1,325	1,307,460
4.80%, 01/09/26	2,125	2,110,838
4.85%, 03/05/27	1,845	1,828,898
4.85%, 10/11/29	2,170	2,136,382
4.90%, 03/03/28	260	257,793
4.90%, 03/07/31	2,305	2,252,192
4.95%, 06/06/25	2,145	2,135,645
4.95%, 03/06/26	2,325	2,311,406
4.95%, 07/14/28	1,765	1,750,787
5.05%, 03/03/26	745	742,223
5.10%, 04/11/34	2,190	2,149,673
5.15%, 09/08/26	900	898,082
5.15%, 09/08/33	1,065	1,052,954
5.30%, 09/08/25	1,935	1,933,351
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	790	789,967
5.80%, 09/15/33 (Call 06/15/33)	1,245	1,257,290
nVent Finance SARL
2.75%, 11/15/31 (Call 08/15/31)	1,753	1,411,248
4.55%, 04/15/28 (Call 01/15/28)	2,704	2,605,191
5.65%, 05/15/33 (Call 02/15/33)	1,495	1,474,311
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,121	976,823
4.60%, 05/15/28 (Call 02/15/28)	2,238	2,161,462
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	2,028	1,870,321
2.57%, 02/15/30 (Call 11/15/29)	7,746	6,638,472
3.11%, 02/15/40 (Call 08/15/39)	5,893	4,284,283
3.36%, 02/15/50 (Call 08/15/49)	3,456	2,356,416
5.25%, 08/16/28 (Call 07/16/28)	2,275	2,268,331
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,855	1,457,524
2.80%, 08/15/61 (Call 02/15/61)	2,198	1,220,885
3.50%, 03/01/29 (Call 12/01/28)	2,608	2,428,624
4.20%, 03/01/49 (Call 09/01/48)	2,983	2,421,647
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,434	2,362,410
3.45%, 11/15/26 (Call 08/15/26)	4,273	4,050,601
4.70%, 09/15/28 (Call 06/15/28)	6,555	6,309,958
5.61%, 03/11/34 (Call 12/11/33)	565	554,764
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	3,857	3,414,743
2.25%, 01/30/31 (Call 10/30/30)	2,953	2,422,567
3.25%, 11/01/26 (Call 08/01/26)	3,323	3,147,914
4.38%, 11/01/46 (Call 05/01/46)	1,385	1,126,490
		274,905,830
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	3,460	3,214,189
2.38%, 08/26/29 (Call 05/26/29)	4,610	3,956,291
2.65%, 04/15/25 (Call 03/15/25)	2,285	2,219,982
Security	Par (000)	Value
Manufacturing (continued)
2.88%, 10/15/27 (Call 07/15/27)	$4,518	$4,151,782
3.00%, 08/07/25(b)	2,008	1,943,734
3.05%, 04/15/30 (Call 01/15/30)(b)	3,815	3,349,721
3.13%, 09/19/46 (Call 03/19/46)(b)	2,357	1,549,451
3.25%, 08/26/49 (Call 02/26/49)(b)	4,573	3,038,803
3.38%, 03/01/29 (Call 12/01/28)	3,998	3,639,897
3.63%, 09/14/28 (Call 06/14/28)(b)	3,280	3,052,261
3.63%, 10/15/47 (Call 04/15/47)	2,201	1,553,302
3.70%, 04/15/50 (Call 10/15/49)	2,777	1,973,513
3.88%, 06/15/44	1,670	1,256,154
4.00%, 09/14/48 (Call 03/14/48)(b)	4,645	3,574,261
5.70%, 03/15/37(b)	2,272	2,316,402
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	1,480	1,168,568
2.75%, 03/01/30 (Call 12/01/29)	3,999	3,446,996
3.75%, 12/01/27 (Call 09/01/27)	1,915	1,805,667
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	3,112	2,910,236
3.92%, 09/15/47 (Call 03/15/47)	2,509	1,945,024
4.00%, 11/02/32	4,629	4,237,490
4.15%, 03/15/33 (Call 12/15/32)	3,495	3,212,985
4.15%, 11/02/42	3,879	3,242,079
4.35%, 05/18/28 (Call 04/18/28)	925	897,537
4.70%, 08/23/52 (Call 02/23/52)	1,715	1,513,432
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,369	6,010,251
3.90%, 09/01/42 (Call 03/01/42)	3,137	2,543,987
4.88%, 09/15/41 (Call 03/15/41)	2,475	2,288,134
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	4,596	4,349,009
3.25%, 06/14/29 (Call 03/14/29)	3,598	3,267,280
4.00%, 06/14/49 (Call 12/14/48)	4,696	3,619,877
4.10%, 03/01/47 (Call 09/01/46)	2,171	1,689,055
4.20%, 11/21/34 (Call 05/21/34)	1,940	1,741,626
4.25%, 09/15/27 (Call 08/15/27)	2,760	2,670,466
4.45%, 11/21/44 (Call 05/21/44)	3,047	2,544,468
4.50%, 09/15/29 (Call 07/15/29)	4,028	3,883,034
6.25%, 05/15/38	1,396	1,452,325
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,403	2,287,660
5.90%, 07/15/32 (Call 04/15/32)	1,150	1,149,159
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	1,090	1,010,208
2.25%, 04/01/28 (Call 02/01/28)	1,125	995,646
2.75%, 04/01/31 (Call 01/01/31)	2,555	2,127,545
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,568	2,108,388
3.00%, 06/01/30 (Call 03/01/30)	1,600	1,382,294
3.38%, 03/01/28 (Call 12/01/27)	1,843	1,701,254
3.65%, 03/15/27 (Call 12/15/26)	3,195	3,033,321
3.90%, 09/17/29 (Call 06/17/29)	2,529	2,326,763
4.00%, 03/15/26 (Call 12/15/25)	2,574	2,498,727
6.10%, 11/15/33 (Call 08/15/33)	1,420	1,443,091
		123,293,325
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	6,126	5,110,899
2.30%, 02/01/32 (Call 11/01/31)	4,500	3,359,122
2.80%, 04/01/31 (Call 01/01/31)	6,794	5,402,349
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.50%, 06/01/41 (Call 12/01/40)	$6,302	$4,029,296
3.50%, 03/01/42 (Call 09/01/41)	5,705	3,613,671
3.70%, 04/01/51 (Call 10/01/50)	8,464	4,942,245
3.75%, 02/15/28 (Call 11/15/27)	5,454	4,993,679
3.85%, 04/01/61 (Call 10/01/60)	7,220	4,026,137
3.90%, 06/01/52 (Call 12/01/51)	9,950	5,994,794
3.95%, 06/30/62 (Call 12/30/61)	5,931	3,372,382
4.20%, 03/15/28 (Call 12/15/27)	6,018	5,596,448
4.40%, 04/01/33 (Call 01/01/33)	4,170	3,561,152
4.40%, 12/01/61 (Call 06/01/61)	5,303	3,283,081
4.80%, 03/01/50 (Call 09/01/49)	11,061	7,729,989
4.91%, 07/23/25 (Call 04/23/25)	19,097	18,839,731
5.05%, 03/30/29 (Call 12/30/28)	5,998	5,661,568
5.13%, 07/01/49 (Call 01/01/49)	5,075	3,721,904
5.25%, 04/01/53 (Call 10/01/52)	6,015	4,521,498
5.38%, 04/01/38 (Call 10/01/37)	3,363	2,777,065
5.38%, 05/01/47 (Call 11/01/46)	9,763	7,476,561
5.50%, 04/01/63 (Call 10/01/62)	4,385	3,253,402
5.75%, 04/01/48 (Call 10/01/47)	9,411	7,568,686
6.15%, 11/10/26 (Call 10/10/26)	5,340	5,352,890
6.38%, 10/23/35 (Call 04/23/35)	7,740	7,307,858
6.48%, 10/23/45 (Call 04/23/45)	13,614	12,045,861
6.65%, 02/01/34 (Call 11/01/33)(b)	3,805	3,750,422
6.83%, 10/23/55 (Call 04/23/55)	2,358	2,150,479
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,460	5,064,063
1.95%, 01/15/31 (Call 10/15/30)	6,951	5,612,733
2.35%, 01/15/27 (Call 10/15/26)	5,166	4,786,103
2.45%, 08/15/52 (Call 02/15/52)	5,885	3,202,200
2.65%, 02/01/30 (Call 11/01/29)	7,008	6,076,762
2.65%, 08/15/62 (Call 02/15/62)	5,169	2,704,417
2.80%, 01/15/51 (Call 07/15/50)	6,474	3,854,777
2.89%, 11/01/51 (Call 05/01/51)	17,385	10,505,051
2.94%, 11/01/56 (Call 05/01/56)	18,681	10,885,700
2.99%, 11/01/63 (Call 05/01/63)	15,533	8,848,973
3.15%, 03/01/26 (Call 12/01/25)	10,494	10,106,125
3.15%, 02/15/28 (Call 11/15/27)	9,085	8,414,919
3.20%, 07/15/36 (Call 01/15/36)	4,320	3,393,178
3.25%, 11/01/39 (Call 05/01/39)	4,152	3,078,304
3.30%, 02/01/27 (Call 11/01/26)	5,301	5,041,142
3.30%, 04/01/27 (Call 02/01/27)	3,149	2,983,596
3.38%, 08/15/25 (Call 05/15/25)	5,692	5,546,113
3.40%, 04/01/30 (Call 01/01/30)	6,810	6,128,608
3.40%, 07/15/46 (Call 01/15/46)	3,592	2,517,174
3.45%, 02/01/50 (Call 08/01/49)	8,040	5,516,431
3.55%, 05/01/28 (Call 02/01/28)	4,131	3,873,369
3.75%, 04/01/40 (Call 10/01/39)	6,234	4,939,273
3.90%, 03/01/38 (Call 09/01/37)	5,459	4,523,713
3.95%, 10/15/25 (Call 08/15/25)	7,669	7,506,792
3.97%, 11/01/47 (Call 05/01/47)	5,752	4,354,851
4.00%, 08/15/47 (Call 02/15/47)	3,937	3,005,265
4.00%, 03/01/48 (Call 09/01/47)	4,841	3,701,577
4.00%, 11/01/49 (Call 05/01/49)	8,208	6,197,721
4.05%, 11/01/52 (Call 05/01/52)	4,499	3,384,446
4.15%, 10/15/28 (Call 07/15/28)	10,514	10,071,499
4.20%, 08/15/34 (Call 02/15/34)	5,365	4,810,665
4.25%, 10/15/30 (Call 07/15/30)	5,604	5,261,647
4.25%, 01/15/33	8,656	7,917,354
4.40%, 08/15/35 (Call 02/15/35)	4,309	3,877,982
4.55%, 01/15/29 (Call 12/15/28)	5,130	4,985,032
4.60%, 10/15/38 (Call 04/15/38)	5,235	4,654,598
Security	Par (000)	Value
Media (continued)
4.60%, 08/15/45 (Call 02/15/45)	$4,236	$3,581,935
4.65%, 02/15/33 (Call 11/15/32)(b)	5,535	5,237,908
4.65%, 07/15/42	3,782	3,278,193
4.70%, 10/15/48 (Call 04/15/48)	8,203	7,055,265
4.75%, 03/01/44	2,984	2,612,998
4.80%, 05/15/33 (Call 02/15/33)	4,775	4,547,007
4.95%, 10/15/58 (Call 04/15/58)	4,304	3,746,585
5.25%, 11/07/25	3,265	3,259,917
5.35%, 11/15/27 (Call 10/15/27)	3,714	3,734,299
5.35%, 05/15/53 (Call 11/15/52)	4,850	4,518,317
5.50%, 11/15/32 (Call 08/15/32)	5,085	5,112,238
5.50%, 05/15/64 (Call 11/15/63)	5,100	4,752,065
5.65%, 06/15/35	2,856	2,854,348
6.45%, 03/15/37	725	766,864
6.50%, 11/15/35	2,627	2,805,115
6.55%, 07/01/39	1,875	2,000,222
6.95%, 08/15/37	2,180	2,397,234
7.05%, 03/15/33	5,127	5,631,783
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	4,437	3,858,628
3.95%, 06/15/25 (Call 03/15/25)	2,018	1,972,106
3.95%, 03/20/28 (Call 12/20/27)	7,455	6,926,634
4.00%, 09/15/55 (Call 03/15/55)	8,333	5,211,058
4.13%, 05/15/29 (Call 02/15/29)	3,393	3,103,817
4.65%, 05/15/50 (Call 11/15/49)	4,708	3,398,652
4.88%, 04/01/43	1,121	873,988
4.90%, 03/11/26 (Call 12/11/25)	4,057	3,991,661
5.00%, 09/20/37 (Call 03/20/37)	4,780	4,022,570
5.20%, 09/20/47 (Call 03/20/47)	7,020	5,493,129
5.30%, 05/15/49 (Call 11/15/48)	5,712	4,485,218
6.35%, 06/01/40	1,241	1,171,016
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,630	1,512,135
3.45%, 03/01/32 (Call 12/01/31)	1,975	1,674,982
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	3,473	3,100,684
4.71%, 01/25/29 (Call 10/25/28)	8,807	8,517,000
5.48%, 01/25/39 (Call 07/25/38)	4,806	4,402,598
5.58%, 01/25/49 (Call 07/25/48)	6,188	5,497,070
6.50%, 10/13/33 (Call 07/13/33)	3,200	3,283,533
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	585	468,381
5.25%, 05/24/49 (Call 11/24/48)	135	112,603
6.13%, 01/31/46 (Call 07/31/45)(b)	3,804	3,548,866
6.63%, 01/15/40	2,696	2,620,293
8.50%, 03/11/32	2,240	2,506,658
NBCUniversal Media LLC
4.45%, 01/15/43	4,263	3,579,474
5.95%, 04/01/41(b)	2,896	2,911,046
6.40%, 04/30/40	1,012	1,070,437
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	1,189	1,087,839
3.38%, 02/15/28 (Call 11/15/27)	2,494	2,224,124
3.70%, 06/01/28 (Call 03/01/28)	2,365	2,115,378
4.20%, 06/01/29 (Call 03/01/29)	2,010	1,783,939
4.20%, 05/19/32 (Call 02/19/32)(b)	4,275	3,494,838
4.38%, 03/15/43	3,646	2,413,743
4.60%, 01/15/45 (Call 07/15/44)	2,607	1,749,684
4.85%, 07/01/42 (Call 01/01/42)	2,177	1,556,538
4.90%, 08/15/44 (Call 02/15/44)	2,396	1,673,730
4.95%, 01/15/31 (Call 10/15/30)(b)	4,725	4,157,424
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.95%, 05/19/50 (Call 11/19/49)	$3,898	$2,721,245
5.25%, 04/01/44 (Call 10/01/43)	1,495	1,078,084
5.50%, 05/15/33	1,772	1,530,063
5.85%, 09/01/43 (Call 03/01/43)	3,424	2,711,819
5.90%, 10/15/40 (Call 04/15/40)	1,962	1,602,190
6.88%, 04/30/36	3,526	3,285,716
7.88%, 07/30/30	3,321	3,433,267
TCI Communications Inc.
7.13%, 02/15/28	3,407	3,615,360
7.88%, 02/15/26	4,698	4,887,455
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	3,758	3,594,072
5.50%, 08/15/35	1,712	1,683,345
5.65%, 11/23/43 (Call 05/23/43)	1,276	1,198,503
5.85%, 04/15/40	2,329	2,314,338
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	4,593	4,968,992
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5,466	3,839,962
5.50%, 09/01/41 (Call 03/01/41)	5,244	4,166,383
5.88%, 11/15/40 (Call 05/15/40)	4,758	3,934,450
6.55%, 05/01/37	7,147	6,500,561
6.75%, 06/15/39	5,701	5,216,283
7.30%, 07/01/38	6,611	6,409,110
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,613	5,206,466
2.95%, 06/15/27	4,334	4,075,238
3.00%, 02/13/26	6,235	5,982,903
3.00%, 07/30/46	2,459	1,616,027
3.15%, 09/17/25	4,252	4,120,768
3.70%, 12/01/42	2,456	1,910,008
4.13%, 06/01/44	4,282	3,491,994
4.38%, 08/16/41	1,755	1,492,417
Series B, 7.00%, 03/01/32	4,112	4,533,029
Series E, 4.13%, 12/01/41	2,823	2,339,610
Walt Disney Co. (The)
1.75%, 01/13/26	7,142	6,725,831
2.00%, 09/01/29 (Call 06/01/29)	9,302	7,926,279
2.20%, 01/13/28(b)	4,102	3,711,181
2.65%, 01/13/31	9,103	7,788,153
2.75%, 09/01/49 (Call 03/01/49)	8,092	4,995,364
3.38%, 11/15/26 (Call 08/15/26)	3,034	2,897,908
3.50%, 05/13/40 (Call 11/13/39)	8,022	6,246,772
3.60%, 01/13/51 (Call 07/13/50)	10,777	7,811,452
3.70%, 10/15/25 (Call 07/15/25)	4,825	4,707,250
3.70%, 03/23/27	3,862	3,716,423
3.80%, 03/22/30	4,439	4,119,568
3.80%, 05/13/60 (Call 11/13/59)	4,617	3,336,783
4.63%, 03/23/40 (Call 09/23/39)	3,211	2,914,427
4.70%, 03/23/50 (Call 09/23/49)(b)	6,025	5,333,018
4.75%, 09/15/44 (Call 03/15/44)	3,234	2,866,352
4.75%, 11/15/46 (Call 05/15/46)	1,838	1,608,749
4.95%, 10/15/45 (Call 04/15/45)	2,006	1,813,519
5.40%, 10/01/43	3,142	3,037,902
6.15%, 03/01/37	615	644,377
6.15%, 02/15/41	1,527	1,599,769
6.20%, 12/15/34	4,470	4,763,169
6.40%, 12/15/35	5,234	5,612,984
6.55%, 03/15/33	1,175	1,284,615
6.65%, 11/15/37	6,152	6,771,914
Security	Par (000)	Value
Media (continued)
7.75%, 12/01/45	$1,615	$2,018,635
		733,951,141
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	4,344	4,237,002
3.90%, 01/15/43 (Call 07/15/42)	2,900	2,329,976
4.38%, 06/15/45 (Call 12/15/44)	1,498	1,262,452
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	1,780	1,577,024
4.50%, 12/15/28 (Call 09/15/28)	2,370	2,271,655
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,724	1,447,523
5.25%, 10/01/54 (Call 04/01/54)	1,384	1,173,073
		14,298,705
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	3,100	2,762,181
3.75%, 10/01/30 (Call 07/01/30)	1,653	1,424,619
Barrick Gold Corp.
5.25%, 04/01/42	225	210,042
6.45%, 10/15/35	1,226	1,281,385
Barrick North America Finance LLC
5.70%, 05/30/41	3,828	3,744,676
5.75%, 05/01/43	3,512	3,446,435
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	4,073	4,034,777
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	3,441	2,837,765
4.75%, 02/28/28 (Call 01/28/28)	3,835	3,763,507
4.88%, 02/27/26	4,465	4,419,901
4.90%, 02/28/33 (Call 11/28/32)	1,625	1,556,603
5.00%, 09/30/43	10,678	9,722,394
5.10%, 09/08/28 (Call 08/08/28)	5,843	5,799,046
5.25%, 09/08/26	6,155	6,139,485
5.25%, 09/08/30 (Call 07/08/30)	4,550	4,511,499
5.25%, 09/08/33 (Call 06/08/33)	5,190	5,086,729
5.50%, 09/08/53 (Call 03/08/53)	1,960	1,895,708
6.42%, 03/01/26	3,200	3,251,842
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 05/31/24)	2,882	2,710,669
4.25%, 03/01/30 (Call 03/01/25)	1,881	1,739,293
4.38%, 08/01/28 (Call 05/31/24)	2,506	2,378,528
4.63%, 08/01/30 (Call 08/01/25)	3,076	2,890,357
5.00%, 09/01/27 (Call 05/31/24)	3,333	3,271,531
5.25%, 09/01/29 (Call 09/01/24)	3,185	3,167,524
5.40%, 11/14/34 (Call 05/14/34)	3,411	3,284,605
5.45%, 03/15/43 (Call 09/15/42)	7,155	6,564,430
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,955	2,845,668
6.25%, 07/15/33 (Call 04/15/33)(c)	500	507,992
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,463	3,703,866
2.60%, 07/15/32 (Call 04/15/32)	4,785	3,885,478
2.80%, 10/01/29 (Call 07/01/29)	3,247	2,847,927
4.88%, 03/15/42 (Call 09/15/41)	3,648	3,263,671
5.45%, 06/09/44 (Call 12/09/43)	2,957	2,783,424
5.88%, 04/01/35	2,885	2,915,498
6.25%, 10/01/39	2,891	2,995,253
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(c)	120	106,239
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.30%, 03/15/26(c)	$4,725	$4,695,057
5.35%, 03/15/34 (Call 12/15/33)(c)	4,010	3,912,680
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,128	2,160,525
6.13%, 12/15/33	4,218	4,402,799
7.25%, 03/15/31	2,263	2,473,306
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	5,049	3,051,426
5.20%, 11/02/40	4,194	3,991,114
7.13%, 07/15/28	3,706	3,959,134
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	3,024	2,493,077
4.75%, 03/22/42 (Call 09/22/41)	2,965	2,666,809
5.00%, 03/09/33 (Call 12/09/32)	2,265	2,212,676
5.13%, 03/09/53 (Call 09/09/52)	3,273	3,009,805
Southern Copper Corp.
5.25%, 11/08/42	7,012	6,375,955
5.88%, 04/23/45	3,608	3,495,896
6.75%, 04/16/40	6,071	6,526,206
7.50%, 07/27/35	4,628	5,235,528
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	1,235	1,002,595
		179,415,135
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	520	507,943
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	700	678,758
		1,186,701
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5,884	5,450,695
3.25%, 02/15/29 (Call 05/31/24)	4,899	4,349,882
3.28%, 12/01/28 (Call 10/01/28)	3,700	3,309,567
3.57%, 12/01/31 (Call 09/01/31)	6,650	5,668,088
4.13%, 05/01/25 (Call 05/31/24)	3,730	3,663,667
4.25%, 04/01/28 (Call 05/31/24)	5,637	5,314,942
		27,756,841
Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	1,325	1,217,316
4.38%, 10/15/28 (Call 07/15/28)	725	677,152
4.75%, 04/15/43 (Call 10/15/42)	2,130	1,635,973
5.10%, 09/01/40 (Call 03/01/40)	3,055	2,542,796
5.25%, 02/01/42 (Call 08/01/41)	2,020	1,679,449
5.35%, 07/01/49 (Call 01/01/49)	1,940	1,580,402
6.00%, 01/15/37	2,795	2,710,486
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	4,366	3,558,519
2.72%, 01/12/32 (Call 10/12/31)	8,235	6,895,936
2.77%, 11/10/50 (Call 05/10/50)	6,615	4,008,068
2.94%, 06/04/51 (Call 12/04/50)	9,545	5,976,973
3.00%, 02/24/50 (Call 08/24/49)	8,605	5,517,243
3.00%, 03/17/52 (Call 09/17/51)	5,000	3,161,760
3.02%, 01/16/27 (Call 10/16/26)	4,596	4,340,450
3.06%, 06/17/41 (Call 12/17/40)	5,920	4,252,846
3.12%, 05/04/26 (Call 02/04/26)	5,164	4,944,118
3.38%, 02/08/61 (Call 08/08/60)	8,293	5,369,816
3.41%, 02/11/26 (Call 12/11/25)	6,086	5,881,389
3.54%, 04/06/27 (Call 02/06/27)	2,469	2,354,726
3.59%, 04/14/27 (Call 01/14/27)	4,678	4,463,355
Security	Par (000)	Value
Oil & Gas (continued)
3.63%, 04/06/30 (Call 01/06/30)	$5,207	$4,802,258
3.80%, 09/21/25 (Call 07/21/25)	5,519	5,401,904
3.94%, 09/21/28 (Call 06/21/28)	5,498	5,230,857
4.23%, 11/06/28 (Call 08/06/28)	6,705	6,440,258
4.70%, 04/10/29 (Call 03/10/29)	5,355	5,236,662
4.81%, 02/13/33 (Call 11/13/32)	4,795	4,586,096
4.89%, 09/11/33 (Call 06/11/33)	4,005	3,849,289
4.99%, 04/10/34 (Call 01/10/34)	4,305	4,159,170
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	6,620	6,213,306
3.72%, 11/28/28 (Call 08/28/28)	5,192	4,875,037
6.45%, (Call 12/01/33), (5-year CMT + 2.153%)(a)(g)	4,720	4,772,929
Burlington Resources LLC
5.95%, 10/15/36	290	297,568
7.20%, 08/15/31	950	1,051,174
7.40%, 12/01/31	405	454,911
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,706	3,542,886
2.95%, 07/15/30 (Call 04/15/30)	2,740	2,354,353
3.85%, 06/01/27 (Call 03/01/27)	5,696	5,420,088
4.95%, 06/01/47 (Call 12/01/46)	3,748	3,204,194
5.85%, 02/01/35	1,805	1,763,003
6.25%, 03/15/38	4,203	4,235,600
6.45%, 06/30/33	1,655	1,716,043
6.50%, 02/15/37	2,124	2,169,505
6.75%, 02/01/39	1,895	1,967,535
7.20%, 01/15/32	1,450	1,562,044
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,366	1,105,549
3.75%, 02/15/52 (Call 08/15/51)(b)	4,430	3,071,270
4.25%, 04/15/27 (Call 01/15/27)	1,785	1,720,518
5.25%, 06/15/37 (Call 12/15/36)	970	884,667
5.40%, 06/15/47 (Call 12/15/46)	1,884	1,684,855
6.75%, 11/15/39	1,070	1,125,506
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,383	9,986,315
2.00%, 05/11/27 (Call 03/11/27)	4,970	4,541,022
2.24%, 05/11/30 (Call 02/11/30)	6,466	5,507,204
2.95%, 05/16/26 (Call 02/16/26)	9,487	9,077,038
3.08%, 05/11/50 (Call 11/11/49)	5,306	3,536,512
3.33%, 11/17/25 (Call 08/17/25)	4,329	4,206,973
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,206	3,966,758
1.02%, 08/12/27 (Call 06/12/27)	4,024	3,528,644
2.34%, 08/12/50 (Call 02/12/50)	4,333	2,461,294
3.25%, 10/15/29 (Call 07/15/29)	2,816	2,574,715
3.85%, 01/15/28 (Call 10/15/27)	3,141	3,024,326
5.25%, 11/15/43 (Call 05/15/43)	1,320	1,286,126
6.00%, 03/01/41 (Call 09/01/40)	1,305	1,374,683
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,249	1,116,596
3.30%, 09/30/49 (Call 03/30/49)	1,315	926,777
4.25%, 05/09/43	3,599	3,081,892
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	421,694
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,423,614
4.38%, 05/02/28	3,922	3,812,009
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,006,085
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.40%, 05/15/37	$3,647	$4,009,242
7.50%, 07/30/39	1,006	1,208,651
7.88%, 03/15/32	2,046	2,387,949
Conoco Funding Co., 7.25%, 10/15/31	1,729	1,918,401
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	11,170	8,725,944
3.80%, 03/15/52 (Call 09/15/51)	2,895	2,128,469
4.03%, 03/15/62 (Call 09/15/61)	10,462	7,705,550
4.30%, 11/15/44 (Call 05/15/44)	2,310	1,921,450
4.88%, 10/01/47 (Call 04/01/47)	550	490,275
5.05%, 09/15/33 (Call 06/15/33)	3,435	3,345,164
5.30%, 05/15/53 (Call 11/15/52)	3,365	3,154,996
5.55%, 03/15/54 (Call 09/15/53)	2,265	2,194,998
5.70%, 09/15/63 (Call 03/15/63)	2,095	2,054,648
5.90%, 10/15/32	1,901	1,986,357
5.90%, 05/15/38	692	705,235
5.95%, 03/15/46 (Call 09/15/45)	835	849,440
6.50%, 02/01/39	1,024	1,111,084
6.95%, 04/15/29	1,925	2,066,390
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	5,000	4,765,660
4.90%, 06/01/44 (Call 12/01/43)	3,665	2,951,667
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	3,788	3,602,348
4.38%, 03/15/29 (Call 12/15/28)	2,815	2,652,392
5.60%, 03/15/34 (Call 12/15/33)	2,260	2,208,474
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,435	3,242,302
4.75%, 05/15/42 (Call 11/15/41)	3,458	2,876,163
5.00%, 06/15/45 (Call 12/15/44)	3,437	2,912,445
5.25%, 10/15/27 (Call 05/13/24)	3,655	3,619,631
5.60%, 07/15/41 (Call 01/15/41)	5,237	4,839,212
5.85%, 12/15/25 (Call 09/15/25)	4,050	4,053,820
5.88%, 06/15/28 (Call 05/13/24)	2,865	2,869,135
7.88%, 09/30/31	1,377	1,536,644
7.95%, 04/15/32	1,445	1,624,283
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,642	3,155,843
3.25%, 12/01/26 (Call 10/01/26)	5,491	5,209,756
3.50%, 12/01/29 (Call 09/01/29)	3,463	3,144,956
4.25%, 03/15/52 (Call 09/15/51)	3,464	2,660,437
4.40%, 03/24/51 (Call 09/24/50)	3,185	2,514,713
5.15%, 01/30/30 (Call 12/30/29)	5,630	5,524,666
5.20%, 04/18/27 (Call 03/18/27)	5,740	5,701,717
5.40%, 04/18/34 (Call 01/18/34)	5,145	5,004,486
5.75%, 04/18/54 (Call 10/18/53)	2,900	2,767,989
5.90%, 04/18/64 (Call 10/18/63)	2,320	2,207,421
6.25%, 03/15/33 (Call 12/15/32)	3,935	4,066,152
6.25%, 03/15/53 (Call 09/15/52)	2,945	3,016,010
Eni USA Inc., 7.30%, 11/15/27	1,130	1,182,467
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	3,283	2,887,055
4.15%, 01/15/26 (Call 10/15/25)	6,122	6,004,103
4.38%, 04/15/30 (Call 01/15/30)	3,709	3,549,615
4.95%, 04/15/50 (Call 10/15/49)	3,939	3,560,736
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	5,411	5,102,401
5.00%, 01/15/29 (Call 07/15/28)	2,345	2,261,281
5.70%, 04/01/28 (Call 03/01/28)	2,290	2,282,177
5.75%, 02/01/34 (Call 11/01/33)	2,110	2,047,869
7.00%, 02/01/30 (Call 11/01/29)	2,935	3,065,077
Security	Par (000)	Value
Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	$901	$848,800
2.38%, 05/22/30 (Call 02/22/30)	4,772	4,086,500
3.00%, 04/06/27 (Call 02/06/27)	1,676	1,578,497
3.13%, 04/06/30 (Call 01/06/30)	5,646	5,080,034
3.25%, 11/18/49 (Call 05/18/49)	3,909	2,672,934
3.63%, 09/10/28 (Call 06/10/28)	4,221	3,985,751
3.63%, 04/06/40 (Call 10/06/39)	2,099	1,669,832
3.70%, 04/06/50 (Call 10/06/49)	3,905	2,889,069
3.95%, 05/15/43	3,552	2,868,744
4.25%, 11/23/41	2,330	1,985,737
4.80%, 11/08/43	3,025	2,730,212
5.10%, 08/17/40	3,102	2,951,241
7.25%, 09/23/27	1,020	1,080,267
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	5,100	4,787,914
2.44%, 08/16/29 (Call 05/16/29)	7,061	6,220,248
2.61%, 10/15/30 (Call 07/15/30)	6,435	5,566,399
3.00%, 08/16/39 (Call 02/16/39)	7,400	5,492,826
3.04%, 03/01/26 (Call 12/01/25)	10,311	9,935,344
3.10%, 08/16/49 (Call 02/16/49)	7,891	5,255,131
3.29%, 03/19/27 (Call 01/19/27)	3,980	3,808,757
3.45%, 04/15/51 (Call 10/15/50)	7,073	5,002,490
3.48%, 03/19/30 (Call 12/19/29)	4,894	4,499,824
3.57%, 03/06/45 (Call 09/06/44)	3,657	2,740,326
4.11%, 03/01/46 (Call 09/01/45)	11,421	9,301,718
4.23%, 03/19/40 (Call 09/19/39)	6,571	5,709,376
4.33%, 03/19/50 (Call 09/19/49)	10,140	8,425,844
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	1,460	1,185,070
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	7,062	6,833,740
5.60%, 02/15/41	5,723	5,551,999
5.80%, 04/01/47 (Call 10/01/46)	2,699	2,638,937
6.00%, 01/15/40	3,783	3,793,699
7.13%, 03/15/33	2,287	2,504,298
7.30%, 08/15/31	2,539	2,790,446
7.88%, 10/01/29	1,302	1,444,416
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	1,427	1,308,818
5.00%, 02/01/28 (Call 05/13/24)(c)	505	485,413
5.88%, 04/01/26 (Call 01/01/26)	4,271	4,281,052
6.38%, 04/15/27 (Call 05/13/24)(c)	575	575,223
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	5,963	5,743,428
5.20%, 06/01/45 (Call 12/01/44)	3,066	2,623,902
5.30%, 04/01/29 (Call 03/01/29)	2,285	2,241,067
5.70%, 04/01/34 (Call 01/01/34)	2,155	2,082,269
6.60%, 10/01/37	3,998	4,066,317
6.80%, 03/15/32	2,369	2,489,774
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	3,013	2,837,962
4.50%, 04/01/48 (Call 10/01/47)	2,642	2,095,222
4.70%, 05/01/25 (Call 04/01/25)	6,095	6,032,468
4.75%, 09/15/44 (Call 03/15/44)	4,441	3,722,194
5.00%, 09/15/54 (Call 03/15/54)	2,563	2,143,237
5.13%, 12/15/26 (Call 09/15/26)	4,614	4,567,112
6.50%, 03/01/41 (Call 09/01/40)	2,986	3,095,014
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	2,520	1,863,083
4.40%, 04/15/46 (Call 10/15/45)	4,157	3,211,614
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.50%, 12/01/25 (Call 09/01/25)	$2,870	$2,851,943
5.55%, 03/15/26 (Call 12/15/25)	5,130	5,106,217
5.88%, 09/01/25 (Call 06/01/25)	1,445	1,444,992
6.13%, 01/01/31 (Call 07/01/30)	4,685	4,747,379
6.20%, 03/15/40	1,225	1,210,608
6.38%, 09/01/28 (Call 03/01/28)	395	403,854
6.45%, 09/15/36	7,890	8,123,275
6.60%, 03/15/46 (Call 09/15/45)	2,210	2,265,682
6.63%, 09/01/30 (Call 03/01/30)	6,270	6,499,809
7.50%, 05/01/31	3,710	4,037,941
7.88%, 09/15/31	1,102	1,222,654
7.95%, 06/15/39	1,695	1,918,739
8.50%, 07/15/27 (Call 01/15/27)	2,325	2,488,812
8.88%, 07/15/30 (Call 01/15/30)	4,000	4,563,274
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,499	3,471,620
5.65%, 05/15/25	2,805	2,795,706
5.65%, 05/15/28 (Call 04/15/28)	2,515	2,513,196
6.25%, 07/15/33 (Call 04/15/33)	2,020	2,035,484
6.50%, 08/15/34	2,569	2,637,770
6.50%, 02/01/38	1,955	1,956,543
6.63%, 08/15/37	2,040	2,052,896
7.10%, 07/15/53 (Call 01/15/53)	2,005	2,158,595
7.20%, 11/01/31	1,725	1,829,866
7.38%, 11/01/31	2,165	2,314,827
8.13%, 09/15/30	1,360	1,500,965
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	440	408,311
5.15%, 11/15/29 (Call 08/15/29)	410	391,380
7.15%, 10/01/33 (Call 07/01/33)	575	598,261
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	4,014	3,729,599
2.15%, 12/15/30 (Call 09/15/30)	3,645	2,965,400
3.30%, 03/15/52 (Call 09/15/51)	5,655	3,671,244
3.90%, 03/15/28 (Call 12/15/27)	3,116	2,949,444
4.65%, 11/15/34 (Call 05/15/34)	6,346	5,802,053
4.88%, 11/15/44 (Call 05/15/44)	5,128	4,508,621
5.88%, 05/01/42	5,014	5,003,018
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	3,081	2,734,252
3.55%, 10/01/26 (Call 07/01/26)	2,440	2,334,571
3.75%, 03/01/28 (Call 12/01/27)	5,191	4,885,178
4.68%, 02/15/45 (Call 08/15/44)	3,235	2,718,951
4.90%, 10/01/46 (Call 04/01/46)	2,947	2,551,435
4.95%, 12/01/27 (Call 11/01/27)	3,230	3,184,348
5.25%, 06/15/31 (Call 04/15/31)	1,950	1,910,213
5.30%, 06/30/33 (Call 03/30/33)	3,550	3,448,752
5.65%, 06/15/54 (Call 12/15/53)	2,270	2,166,702
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	790	734,016
1.90%, 08/15/30 (Call 05/15/30)	5,755	4,725,818
2.15%, 01/15/31 (Call 10/15/30)	1,110	913,729
5.10%, 03/29/26	2,625	2,606,293
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	6,626	5,750,863
2.50%, 09/12/26	6,720	6,311,815
2.75%, 04/06/30 (Call 01/06/30)	3,473	3,052,220
2.88%, 05/10/26	8,572	8,184,705
2.88%, 11/26/41 (Call 05/26/41)	2,690	1,886,282
3.00%, 11/26/51 (Call 05/26/51)	5,140	3,265,980
3.13%, 11/07/49 (Call 05/07/49)	5,568	3,695,169
Security	Par (000)	Value
Oil & Gas (continued)
3.25%, 05/11/25	$11,876	$11,616,328
3.25%, 04/06/50 (Call 10/06/49)	8,278	5,614,785
3.63%, 08/21/42	2,583	2,004,090
3.75%, 09/12/46	5,236	3,975,602
3.88%, 11/13/28 (Call 08/13/28)	4,985	4,740,225
4.00%, 05/10/46	8,749	6,901,972
4.13%, 05/11/35	7,833	7,040,454
4.38%, 05/11/45	11,068	9,281,631
4.55%, 08/12/43	3,963	3,460,404
5.50%, 03/25/40	4,433	4,404,533
6.38%, 12/15/38	9,906	10,702,542
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	3,228	2,243,146
4.00%, 11/15/47 (Call 05/15/47)	2,877	2,096,924
5.95%, 12/01/34	2,130	2,149,811
6.50%, 06/15/38	4,805	4,931,310
6.80%, 05/15/38	4,222	4,435,021
6.85%, 06/01/39	4,446	4,669,446
7.15%, 02/01/32	1,742	1,894,418
Tosco Corp., 8.13%, 02/15/30	2,635	2,989,597
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	5,549	4,920,956
2.99%, 06/29/41 (Call 12/29/40)	3,028	2,159,614
3.13%, 05/29/50 (Call 11/29/49)	9,801	6,547,369
3.39%, 06/29/60 (Call 12/29/59)	1,405	921,664
3.46%, 02/19/29 (Call 11/19/28)	5,834	5,422,872
3.46%, 07/12/49 (Call 01/12/49)	5,625	3,989,986
TotalEnergies Capital SA
3.88%, 10/11/28	5,022	4,769,712
5.15%, 04/05/34 (Call 01/05/34)	2,300	2,267,475
5.49%, 04/05/54 (Call 10/05/53)	2,520	2,451,530
5.64%, 04/05/64 (Call 10/05/63)	2,270	2,223,246
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,660	1,493,884
2.80%, 12/01/31 (Call 09/01/31)	1,925	1,596,995
3.40%, 09/15/26 (Call 06/15/26)	555	530,182
3.65%, 12/01/51 (Call 06/01/51)	4,515	3,059,897
4.00%, 04/01/29 (Call 01/01/29)	1,095	1,027,083
4.00%, 06/01/52 (Call 12/01/51)	1,955	1,410,530
4.35%, 06/01/28 (Call 03/01/28)	3,246	3,116,096
4.90%, 03/15/45(b)	2,971	2,595,875
6.63%, 06/15/37	6,905	7,294,826
7.50%, 04/15/32	2,868	3,203,474
		925,941,795
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	4,829	4,524,583
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	4,195	3,852,944
3.14%, 11/07/29 (Call 08/07/29)	2,221	1,984,063
3.34%, 12/15/27 (Call 09/15/27)	7,201	6,721,209
4.08%, 12/15/47 (Call 06/15/47)	6,073	4,732,711
4.49%, 05/01/30 (Call 02/01/30)	2,239	2,128,304
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	2,083	1,826,023
3.80%, 11/15/25 (Call 08/15/25)	2,781	2,708,210
4.50%, 11/15/41 (Call 05/15/41)	2,840	2,402,949
4.75%, 08/01/43 (Call 02/01/43)	4,435	3,847,891
4.85%, 11/15/35 (Call 05/15/35)	5,722	5,389,979
5.00%, 11/15/45 (Call 05/15/45)	6,511	5,821,501
6.70%, 09/15/38	3,506	3,765,245
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
7.45%, 09/15/39	$4,726	$5,463,216
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,802	2,519,693
3.95%, 12/01/42 (Call 06/01/42)	5,036	3,684,554
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	3,755	3,555,151
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	3,408	2,951,364
4.50%, 05/15/28 (Call 04/15/28)	1,675	1,636,571
4.85%, 05/15/33 (Call 02/15/33)	1,550	1,500,703
		71,016,864
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	2,649	2,540,823
4.50%, 05/15/28 (Call 02/15/28)	1,600	1,535,100
5.63%, 05/26/33 (Call 02/26/33)(b)	2,125	2,109,151
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,890	2,416,583
2.69%, 05/25/31 (Call 02/25/31)	3,365	2,768,749
4.00%, 05/17/25 (Call 04/17/25)	1,860	1,822,762
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,160	995,279
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	5,251	4,889,775
1.65%, 01/15/27 (Call 12/15/26)	2,830	2,552,031
5.50%, 04/15/28 (Call 03/15/28)	731	723,045
5.65%, 01/15/34 (Call 10/15/33)(c)	1,825	1,765,078
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,324	1,164,426
3.05%, 10/01/51 (Call 04/01/51)	2,035	1,282,643
3.40%, 12/15/27 (Call 09/15/27)	1,764	1,649,100
4.05%, 12/15/49 (Call 06/15/49)	2,512	1,902,806
5.70%, 12/01/33 (Call 09/01/33)	1,196	1,191,737
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(c)	1,090	1,064,977
5.44%, 04/03/34 (Call 01/03/34)(c)	3,825	3,712,965
5.78%, 04/03/54 (Call 10/03/53)(c)	620	595,404
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	2,530	2,320,698
2.85%, 02/01/32 (Call 11/01/31)	2,478	2,038,043
3.13%, 05/01/30 (Call 02/01/30)	2,610	2,286,659
5.75%, 11/01/40 (Call 05/01/40)	135	130,511
WestRock MWV LLC
7.95%, 02/15/31(b)	1,623	1,808,004
8.20%, 01/15/30	1,346	1,496,310
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	2,735	2,224,928
3.38%, 09/15/27 (Call 06/15/27)	1,691	1,586,675
3.90%, 06/01/28 (Call 03/01/28)	2,866	2,692,068
4.00%, 03/15/28 (Call 12/15/27)	3,271	3,093,003
4.20%, 06/01/32 (Call 03/01/32)	2,016	1,837,288
4.65%, 03/15/26 (Call 01/15/26)	4,352	4,269,736
4.90%, 03/15/29 (Call 12/15/28)	3,754	3,661,742
		66,128,099
Pharmaceuticals — 1.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	9,232	8,717,427
3.20%, 05/14/26 (Call 02/14/26)	8,703	8,346,435
3.20%, 11/21/29 (Call 08/21/29)	19,749	17,817,070
3.60%, 05/14/25 (Call 02/14/25)	14,599	14,318,543
Security	Par (000)	Value
Pharmaceuticals (continued)
4.05%, 11/21/39 (Call 05/21/39)	$14,336	$12,147,604
4.25%, 11/14/28 (Call 08/14/28)	6,421	6,188,095
4.25%, 11/21/49 (Call 05/21/49)	22,413	18,303,445
4.30%, 05/14/36 (Call 11/14/35)	5,160	4,641,460
4.40%, 11/06/42	10,297	8,871,838
4.45%, 05/14/46 (Call 11/14/45)	8,678	7,381,453
4.50%, 05/14/35 (Call 11/14/34)	9,646	8,904,870
4.55%, 03/15/35 (Call 09/15/34)	8,457	7,846,061
4.63%, 10/01/42 (Call 04/01/42)	1,973	1,739,573
4.70%, 05/14/45 (Call 11/14/44)	10,653	9,423,555
4.75%, 03/15/45 (Call 09/15/44)	4,324	3,853,456
4.80%, 03/15/27 (Call 02/15/27)	9,570	9,457,604
4.80%, 03/15/29 (Call 02/15/29)	10,150	9,971,574
4.85%, 06/15/44 (Call 12/15/43)	4,803	4,351,362
4.88%, 11/14/48 (Call 05/14/48)	7,475	6,745,491
4.95%, 03/15/31 (Call 01/15/31)	6,020	5,907,275
5.05%, 03/15/34 (Call 12/15/33)	7,215	7,046,212
5.35%, 03/15/44 (Call 09/15/43)	2,900	2,800,825
5.40%, 03/15/54 (Call 09/15/53)	4,850	4,701,118
5.50%, 03/15/64 (Call 09/15/63)	3,100	2,991,419
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	6,180	5,684,374
1.75%, 05/28/28 (Call 03/28/28)	6,444	5,632,915
2.25%, 05/28/31 (Call 02/28/31)	3,597	2,969,657
4.80%, 02/26/27 (Call 01/26/27)	4,565	4,510,650
4.85%, 02/26/29 (Call 01/26/29)	4,395	4,325,600
4.88%, 03/03/28 (Call 02/03/28)	5,295	5,231,401
4.88%, 03/03/33 (Call 12/03/32)	2,819	2,729,178
4.90%, 03/03/30 (Call 01/03/30)	3,520	3,470,899
4.90%, 02/26/31 (Call 12/26/30)	3,925	3,847,204
5.00%, 02/26/34 (Call 11/26/33)	3,905	3,802,862
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5,645	5,174,241
1.38%, 08/06/30 (Call 05/06/30)	6,061	4,829,934
2.13%, 08/06/50 (Call 02/06/50)	3,529	1,940,802
3.00%, 05/28/51 (Call 11/28/50)	5,300	3,473,384
3.13%, 06/12/27 (Call 03/12/27)	5,426	5,108,904
3.38%, 11/16/25	9,696	9,410,127
4.00%, 01/17/29 (Call 10/17/28)	3,830	3,643,191
4.00%, 09/18/42	3,539	2,897,792
4.38%, 11/16/45	3,249	2,734,433
4.38%, 08/17/48 (Call 02/17/48)	3,682	3,096,199
6.45%, 09/15/37	11,507	12,493,536
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,295	4,234,424
2.82%, 05/20/30 (Call 02/20/30)	4,567	3,931,565
3.70%, 06/06/27 (Call 03/06/27)	8,918	8,465,069
3.79%, 05/20/50 (Call 11/20/49)	2,372	1,738,422
4.30%, 08/22/32 (Call 05/22/32)	2,815	2,582,625
4.67%, 06/06/47 (Call 12/06/46)	4,212	3,569,479
4.69%, 02/13/28 (Call 01/13/28)	4,015	3,903,994
4.69%, 12/15/44 (Call 06/15/44)	5,305	4,550,715
4.87%, 02/08/29 (Call 01/08/29)	845	825,314
5.11%, 02/08/34 (Call 11/08/33)	575	553,523
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	3,456	3,223,252
1.13%, 11/13/27 (Call 09/13/27)	3,511	3,057,292
1.45%, 11/13/30 (Call 08/13/30)	4,485	3,538,859
2.35%, 11/13/40 (Call 05/13/40)	1,959	1,264,874
2.55%, 11/13/50 (Call 05/13/50)	7,827	4,507,308
2.95%, 03/15/32 (Call 12/15/31)	5,195	4,392,229
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.20%, 06/15/26 (Call 04/15/26)	$8,876	$8,500,348
3.25%, 02/27/27	805	767,146
3.25%, 08/01/42	3,363	2,420,786
3.40%, 07/26/29 (Call 04/26/29)	8,347	7,654,407
3.45%, 11/15/27 (Call 08/15/27)	2,525	2,384,122
3.55%, 03/15/42 (Call 09/15/41)	3,495	2,659,926
3.70%, 03/15/52 (Call 09/15/51)	7,855	5,641,792
3.90%, 02/20/28 (Call 11/20/27)	9,338	8,917,037
3.90%, 03/15/62 (Call 09/15/61)	4,372	3,103,150
4.13%, 06/15/39 (Call 12/15/38)	10,191	8,603,069
4.25%, 10/26/49 (Call 04/26/49)	14,972	11,994,666
4.35%, 11/15/47 (Call 05/15/47)	5,529	4,497,412
4.50%, 03/01/44 (Call 09/01/43)	365	311,674
4.55%, 02/20/48 (Call 08/20/47)	6,171	5,186,881
4.63%, 05/15/44 (Call 11/15/43)	1,125	974,615
4.90%, 02/22/27 (Call 01/22/27)	1,945	1,928,776
4.90%, 02/22/29 (Call 01/22/29)	4,625	4,557,973
4.95%, 02/20/26	3,320	3,298,212
5.00%, 08/15/45 (Call 02/15/45)	2,300	2,087,373
5.10%, 02/22/31 (Call 12/22/30)	2,805	2,761,348
5.20%, 02/22/34 (Call 11/22/33)	9,030	8,848,128
5.50%, 02/22/44 (Call 08/22/43)	1,230	1,194,186
5.55%, 02/22/54 (Call 08/22/53)	6,985	6,752,242
5.65%, 02/22/64 (Call 08/22/63)	6,715	6,435,467
5.75%, 02/01/31 (Call 12/01/30)	3,975	4,062,336
5.90%, 11/15/33 (Call 08/15/33)	4,515	4,654,749
6.25%, 11/15/53 (Call 05/15/53)	3,295	3,491,590
6.40%, 11/15/63 (Call 05/15/63)	3,111	3,317,507
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	3,325	3,125,036
3.75%, 09/15/25 (Call 06/15/25)	3,117	3,037,962
4.37%, 06/15/47 (Call 12/15/46)	2,249	1,782,530
4.50%, 11/15/44 (Call 05/15/44)	1,445	1,172,273
4.60%, 03/15/43	1,725	1,435,716
4.90%, 09/15/45 (Call 03/15/45)	3,037	2,594,528
5.13%, 02/15/29 (Call 01/15/29)	3,375	3,320,769
5.45%, 02/15/34 (Call 11/15/33)	1,775	1,739,383
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	4,870	4,072,148
2.80%, 05/15/30 (Call 02/15/30)	1,757	1,522,508
3.45%, 12/15/27 (Call 09/15/27)	6,111	5,725,326
4.25%, 03/01/45 (Call 09/01/44)	2,640	2,185,291
4.30%, 12/15/47 (Call 06/15/47)	2,340	1,916,766
5.13%, 02/15/34 (Call 11/15/33)	655	633,252
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	2,001	1,848,829
2.38%, 03/15/31 (Call 12/15/30)	3,696	3,020,101
2.40%, 03/15/30 (Call 12/15/29)	6,727	5,671,829
3.05%, 10/15/27 (Call 07/15/27)	2,959	2,741,528
3.20%, 03/15/40 (Call 09/15/39)	3,125	2,259,339
3.40%, 03/01/27 (Call 12/01/26)	7,028	6,656,558
3.40%, 03/15/50 (Call 09/15/49)	6,402	4,262,558
3.40%, 03/15/51 (Call 09/15/50)	4,570	3,030,319
3.88%, 10/15/47 (Call 04/15/47)	6,636	4,900,993
4.13%, 11/15/25 (Call 09/15/25)	540	528,881
4.38%, 10/15/28 (Call 07/15/28)	13,963	13,351,310
4.50%, 02/25/26 (Call 11/27/25)	4,193	4,122,143
4.80%, 08/15/38 (Call 02/15/38)	10,199	9,134,088
4.80%, 07/15/46 (Call 01/16/46)	4,164	3,561,106
4.90%, 12/15/48 (Call 06/15/48)	11,123	9,557,037
5.00%, 05/15/29 (Call 04/15/29)	2,140	2,095,903
Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 05/15/31 (Call 03/15/31)	$2,150	$2,092,994
5.25%, 02/15/34 (Call 11/15/33)	2,420	2,333,644
5.40%, 03/15/33 (Call 12/15/32)	3,985	3,914,459
5.60%, 02/15/54 (Call 08/15/53)	4,355	4,106,590
5.69%, 03/15/26 (Call 05/13/24)	2,215	2,213,980
6.13%, 11/15/41	2,603	2,655,978
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	10,621	9,295,878
1.75%, 08/21/30 (Call 05/21/30)	5,385	4,300,372
1.88%, 02/28/31 (Call 11/28/30)	5,890	4,666,099
2.13%, 09/15/31 (Call 06/15/31)	5,070	4,017,742
2.70%, 08/21/40 (Call 02/21/40)	5,114	3,339,404
2.88%, 06/01/26 (Call 03/01/26)	7,150	6,770,308
3.00%, 08/15/26 (Call 06/15/26)	4,580	4,331,660
3.25%, 08/15/29 (Call 05/15/29)	7,933	7,115,151
3.63%, 04/01/27 (Call 02/01/27)	4,713	4,485,997
3.75%, 04/01/30 (Call 01/01/30)	4,308	3,910,280
3.88%, 07/20/25 (Call 04/20/25)	11,938	11,677,857
4.13%, 04/01/40 (Call 10/01/39)	4,346	3,469,540
4.25%, 04/01/50 (Call 10/01/49)	3,693	2,802,573
4.30%, 03/25/28 (Call 12/25/27)	14,020	13,447,158
4.78%, 03/25/38 (Call 09/25/37)	20,180	17,759,211
4.88%, 07/20/35 (Call 01/20/35)	3,954	3,632,877
5.00%, 02/20/26 (Call 01/20/26)	5,656	5,598,782
5.00%, 01/30/29 (Call 12/30/28)	4,340	4,263,313
5.05%, 03/25/48 (Call 09/25/47)	31,439	26,828,098
5.13%, 02/21/30 (Call 12/21/29)	4,285	4,191,756
5.13%, 07/20/45 (Call 01/20/45)	12,999	11,272,786
5.25%, 01/30/31 (Call 11/30/30)	3,460	3,395,610
5.25%, 02/21/33 (Call 11/21/32)	6,181	5,970,657
5.30%, 06/01/33 (Call 03/01/33)	5,141	4,975,256
5.30%, 12/05/43 (Call 06/05/43)	3,222	2,896,157
5.63%, 02/21/53 (Call 08/21/52)	5,140	4,742,787
5.88%, 06/01/53 (Call 12/01/52)	5,387	5,136,964
6.00%, 06/01/63 (Call 12/01/62)	2,185	2,088,061
6.13%, 09/15/39	2,963	2,932,694
6.25%, 06/01/27	2,100	2,149,859
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	6,552	3,718,449
2.50%, 09/15/60 (Call 03/15/60)	3,125	1,697,979
2.75%, 06/01/25 (Call 03/01/25)	4,025	3,916,097
3.10%, 05/15/27 (Call 02/15/27)	5,499	5,193,222
3.38%, 03/15/29 (Call 12/15/28)	6,305	5,864,086
3.70%, 03/01/45 (Call 09/01/44)	2,065	1,608,334
3.95%, 05/15/47 (Call 11/15/46)	1,708	1,381,862
3.95%, 03/15/49 (Call 09/15/48)	720	569,810
4.15%, 03/15/59 (Call 09/15/58)	1,371	1,086,580
4.50%, 02/09/27 (Call 01/09/27)	4,145	4,084,984
4.50%, 02/09/29 (Call 01/09/29)	4,025	3,928,273
4.70%, 02/27/33 (Call 11/27/32)	3,700	3,556,093
4.70%, 02/09/34 (Call 11/09/33)	5,685	5,444,308
4.88%, 02/27/53 (Call 08/27/52)	3,689	3,369,297
4.95%, 02/27/63 (Call 08/27/62)	2,785	2,512,680
5.00%, 02/27/26 (Call 05/13/24)	125	124,708
5.00%, 02/09/54 (Call 08/09/53)	4,580	4,264,131
5.10%, 02/09/64 (Call 08/09/63)	5,170	4,806,896
5.50%, 03/15/27	650	659,491
5.55%, 03/15/37	2,060	2,096,772
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	5,287	5,189,441
3.88%, 05/15/28	9,428	9,018,140
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.20%, 03/18/43	$2,884	$2,427,923
5.38%, 04/15/34(b)	2,936	3,021,631
6.38%, 05/15/38	9,153	9,895,069
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	5,708	5,271,385
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	3,202	3,014,424
0.95%, 09/01/27 (Call 07/01/27)	3,856	3,386,344
1.30%, 09/01/30 (Call 06/01/30)	3,903	3,145,838
2.10%, 09/01/40 (Call 03/01/40)	4,266	2,767,967
2.25%, 09/01/50 (Call 03/01/50)	4,041	2,318,226
2.45%, 03/01/26 (Call 12/01/25)	5,040	4,809,998
2.45%, 09/01/60 (Call 03/01/60)	4,953	2,724,549
2.90%, 01/15/28 (Call 10/15/27)	8,221	7,677,453
2.95%, 03/03/27 (Call 12/03/26)	6,375	6,042,594
3.40%, 01/15/38 (Call 07/15/37)	4,515	3,697,380
3.50%, 01/15/48 (Call 07/15/47)	2,565	1,917,273
3.55%, 03/01/36 (Call 09/01/35)	4,511	3,845,164
3.63%, 03/03/37 (Call 09/03/36)	6,756	5,721,185
3.70%, 03/01/46 (Call 09/01/45)	7,889	6,164,618
3.75%, 03/03/47 (Call 09/03/46)	4,366	3,415,978
4.38%, 12/05/33 (Call 06/05/33)	4,143	3,990,377
4.50%, 09/01/40	1,587	1,450,177
4.50%, 12/05/43 (Call 06/05/43)	2,483	2,250,368
4.85%, 05/15/41	1,277	1,216,243
4.95%, 05/15/33	1,554	1,568,655
5.85%, 07/15/38	3,488	3,683,706
5.95%, 08/15/37	4,004	4,266,076
6.95%, 09/01/29	1,543	1,696,866
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	3,875	3,602,145
1.30%, 08/15/26 (Call 07/15/26)	3,572	3,256,874
3.95%, 02/16/28 (Call 11/16/27)	2,412	2,293,682
4.90%, 07/15/28 (Call 06/15/28)	1,446	1,423,842
5.10%, 07/15/33 (Call 04/15/33)	1,480	1,441,614
5.25%, 02/15/26 (Call 05/31/24)	1,390	1,378,030
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	6,136	5,995,516
4.60%, 06/01/44 (Call 12/01/43)	3,158	2,664,171
5.90%, 11/01/39	1,065	1,056,341
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	5,487	5,072,720
1.45%, 06/24/30 (Call 03/24/30)	3,269	2,630,403
1.70%, 06/10/27 (Call 05/10/27)	7,465	6,734,327
1.90%, 12/10/28 (Call 10/10/28)	6,379	5,560,609
2.15%, 12/10/31 (Call 09/10/31)	8,285	6,721,172
2.35%, 06/24/40 (Call 12/24/39)	5,181	3,450,576
2.45%, 06/24/50 (Call 12/24/49)	5,915	3,425,299
2.75%, 12/10/51 (Call 06/10/51)	5,700	3,476,759
2.90%, 12/10/61 (Call 06/10/61)	6,686	3,892,207
3.40%, 03/07/29 (Call 12/07/28)	8,281	7,682,944
3.60%, 09/15/42 (Call 03/15/42)	2,760	2,135,702
3.70%, 02/10/45 (Call 08/10/44)	8,494	6,512,324
3.90%, 03/07/39 (Call 09/07/38)	5,035	4,235,266
4.00%, 03/07/49 (Call 09/07/48)	6,843	5,404,769
4.05%, 05/17/28 (Call 04/17/28)	2,635	2,544,718
4.15%, 05/18/43	5,242	4,368,920
4.30%, 05/17/30 (Call 03/17/30)	4,254	4,068,024
4.50%, 05/17/33 (Call 02/17/33)	2,670	2,524,050
4.90%, 05/17/44 (Call 11/17/43)	3,060	2,805,882
5.00%, 05/17/53 (Call 11/17/52)	6,670	6,127,211
Security	Par (000)	Value
Pharmaceuticals (continued)
5.15%, 05/17/63 (Call 11/17/62)	$1,835	$1,694,901
6.50%, 12/01/33	2,468	2,697,679
6.55%, 09/15/37	1,440	1,580,231
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,255	1,298,536
5.95%, 12/01/28	3,988	4,152,152
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,595	3,416,358
5.20%, 04/15/48 (Call 10/15/47)	3,115	2,453,764
5.40%, 11/29/43 (Call 05/29/43)	2,119	1,784,540
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	7,501	6,922,489
2.20%, 08/14/30 (Call 05/14/30)	3,818	3,228,035
2.75%, 08/14/50 (Call 02/14/50)	5,038	3,173,048
3.00%, 11/20/25 (Call 08/20/25)	7,416	7,180,957
3.10%, 05/17/27 (Call 02/17/27)	3,679	3,480,342
3.70%, 09/21/42	2,250	1,789,490
4.00%, 11/20/45 (Call 05/20/45)	4,851	3,956,413
4.40%, 05/06/44	8,288	7,200,289
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,777	4,551,277
1.70%, 05/28/30 (Call 02/28/30)	4,576	3,749,050
1.75%, 08/18/31 (Call 05/18/31)	5,195	4,102,872
2.55%, 05/28/40 (Call 11/28/39)	5,230	3,542,484
2.63%, 04/01/30 (Call 01/01/30)	6,323	5,485,445
2.70%, 05/28/50 (Call 11/28/49)	4,045	2,523,776
2.75%, 06/03/26	5,998	5,716,193
3.00%, 12/15/26	7,970	7,556,647
3.45%, 03/15/29 (Call 12/15/28)	8,023	7,460,411
3.60%, 09/15/28 (Call 06/15/28)	3,403	3,215,889
3.90%, 03/15/39 (Call 09/15/38)	4,108	3,391,201
4.00%, 12/15/36	3,842	3,346,670
4.00%, 03/15/49 (Call 09/15/48)	6,367	5,010,918
4.10%, 09/15/38 (Call 03/15/38)	4,397	3,791,549
4.13%, 12/15/46	3,862	3,119,005
4.20%, 09/15/48 (Call 03/15/48)	4,370	3,542,433
4.30%, 06/15/43	3,078	2,596,582
4.40%, 05/15/44	4,254	3,670,601
5.60%, 09/15/40	3,019	2,998,336
7.20%, 03/15/39	10,723	12,373,387
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	12,760	12,541,002
4.45%, 05/19/28 (Call 04/19/28)	15,105	14,654,655
4.65%, 05/19/25	12,815	12,716,203
4.65%, 05/19/30 (Call 03/19/30)	5,890	5,694,513
4.75%, 05/19/33 (Call 02/19/33)	19,651	18,736,584
5.11%, 05/19/43 (Call 11/19/42)	4,985	4,645,127
5.30%, 05/19/53 (Call 11/19/52)	28,250	26,419,109
5.34%, 05/19/63 (Call 11/19/62)	8,335	7,639,094
Pharmacia LLC, 6.60%, 12/01/28	7,854	8,257,557
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	6,456	6,136,752
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	13,143	12,481,341
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	10,138	8,379,301
3.03%, 07/09/40 (Call 01/09/40)	6,311	4,501,658
3.18%, 07/09/50 (Call 01/09/50)	8,360	5,436,928
3.38%, 07/09/60 (Call 01/09/60)	3,636	2,277,289
5.00%, 11/26/28 (Call 08/26/28)	10,041	9,856,464
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	$7,842	$7,522,624
5.25%, 06/15/46 (Call 12/15/45)	4,292	3,426,442
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	4,017	3,826,740
2.30%, 06/22/27 (Call 04/22/27)	3,913	3,521,122
2.70%, 06/22/30 (Call 03/22/30)	5,715	4,726,881
3.85%, 06/22/40 (Call 12/22/39)	6,201	4,379,664
4.00%, 06/22/50 (Call 12/22/49)	8,131	5,314,925
Wyeth LLC
5.95%, 04/01/37	10,056	10,369,738
6.00%, 02/15/36	3,829	3,996,592
6.50%, 02/01/34	5,324	5,741,354
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	5,185	4,266,794
3.00%, 09/12/27 (Call 06/12/27)	5,321	4,926,562
3.00%, 05/15/50 (Call 11/15/49)	820	525,401
3.90%, 08/20/28 (Call 05/20/28)	2,899	2,738,220
3.95%, 09/12/47 (Call 03/12/47)	2,434	1,851,852
4.45%, 08/20/48 (Call 02/20/48)	2,054	1,703,814
4.50%, 11/13/25 (Call 08/13/25)	6,451	6,350,088
4.70%, 02/01/43 (Call 08/01/42)	5,465	4,754,988
5.40%, 11/14/25 (Call 10/14/25)	2,825	2,820,806
5.60%, 11/16/32 (Call 08/16/32)	1,155	1,161,085
		1,470,633,868
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,892	1,626,389
3.60%, 09/01/32 (Call 06/01/32)	1,100	929,532
4.45%, 07/15/27 (Call 04/15/27)	1,317	1,272,487
4.80%, 05/03/29 (Call 02/03/29)	2,651	2,557,015
5.63%, 08/01/34 (Call 05/01/34)	2,115	2,039,376
5.95%, 06/01/26 (Call 03/01/26)	2,979	2,986,165
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	4,695	3,712,831
3.70%, 11/15/29 (Call 05/18/29)	5,400	4,907,341
5.13%, 06/30/27 (Call 01/01/27)	3,907	3,851,301
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 05/13/24)	2,292	2,192,148
5.65%, 04/15/34 (Call 10/15/33)(c)	5,390	5,275,285
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	5,497	4,584,654
4.00%, 03/01/31 (Call 03/01/26)	3,729	3,321,742
4.50%, 10/01/29 (Call 10/01/24)	7,450	6,962,485
5.95%, 06/30/33 (Call 12/30/32)	3,571	3,561,902
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,210	6,105,297
5.80%, 06/01/45 (Call 12/01/44)	2,742	2,586,896
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	1,245	1,046,189
5.13%, 05/15/29 (Call 02/15/29)	1,835	1,791,055
5.38%, 07/15/25 (Call 04/15/25)	1,094	1,087,984
5.60%, 04/01/44 (Call 10/01/43)	845	791,818
5.63%, 07/15/27 (Call 04/15/27)	1,590	1,590,059
8.13%, 08/16/30	680	760,562
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	2,534	2,210,314
4.60%, 12/15/44 (Call 06/15/44)	2,721	2,244,235
4.80%, 11/01/43 (Call 05/01/43)	2,108	1,797,235
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,300	2,134,988
Security	Par (000)	Value
Pipelines (continued)
5.88%, 10/15/25 (Call 07/15/25)	$2,757	$2,758,764
7.38%, 10/15/45 (Call 04/15/45)	3,074	3,424,368
Series B, 7.50%, 04/15/38	1,935	2,169,773
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	2,398	2,182,331
2.50%, 08/01/33 (Call 05/01/33)	5,025	3,881,909
3.13%, 11/15/29 (Call 08/15/29)	4,355	3,866,762
3.40%, 08/01/51 (Call 02/01/51)	2,690	1,763,729
3.70%, 07/15/27 (Call 04/15/27)	3,162	3,003,021
4.00%, 11/15/49 (Call 05/15/49)	1,808	1,327,119
4.25%, 12/01/26 (Call 09/01/26)	3,526	3,418,212
4.50%, 06/10/44 (Call 12/10/43)	1,583	1,273,711
5.25%, 04/05/27 (Call 03/05/27)	1,500	1,488,593
5.30%, 04/05/29 (Call 03/05/29)	845	835,834
5.50%, 12/01/46 (Call 06/01/46)	1,106	1,025,977
5.63%, 04/05/34 (Call 01/05/34)	4,285	4,193,491
5.70%, 03/08/33 (Call 12/08/32)	9,555	9,452,877
5.90%, 11/15/26 (Call 10/15/26)	2,960	2,978,528
5.95%, 04/05/54 (Call 10/05/53)	365	353,754
6.00%, 11/15/28 (Call 10/15/28)	2,190	2,227,434
6.20%, 11/15/30 (Call 09/15/30)	1,245	1,283,579
6.70%, 11/15/53 (Call 05/15/53)	3,090	3,306,894
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,480	4,356,177
3.75%, 05/15/30 (Call 02/15/30)	4,626	4,174,025
3.90%, 07/15/26 (Call 04/15/26)	2,609	2,514,484
4.00%, 10/01/27 (Call 07/01/27)	4,846	4,607,798
4.15%, 09/15/29 (Call 06/15/29)	2,832	2,637,887
4.20%, 04/15/27 (Call 01/15/27)	2,467	2,370,568
4.40%, 03/15/27 (Call 12/15/26)	3,729	3,613,684
4.75%, 01/15/26 (Call 10/15/25)	5,087	5,008,072
4.90%, 03/15/35 (Call 09/15/34)	1,525	1,397,174
4.95%, 05/15/28 (Call 02/15/28)	2,483	2,419,946
4.95%, 06/15/28 (Call 03/15/28)	4,644	4,524,066
4.95%, 01/15/43 (Call 07/15/42)	1,975	1,655,003
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,585,167
5.00%, 05/15/50 (Call 11/15/49)	8,419	6,986,952
5.15%, 02/01/43 (Call 08/01/42)	2,531	2,161,545
5.15%, 03/15/45 (Call 09/15/44)	1,927	1,653,545
5.25%, 04/15/29 (Call 01/15/29)	5,757	5,667,591
5.30%, 04/01/44 (Call 10/01/43)	3,389	2,970,137
5.30%, 04/15/47 (Call 10/15/46)	3,825	3,303,073
5.35%, 05/15/45 (Call 11/15/44)	4,168	3,659,836
5.40%, 10/01/47 (Call 04/01/47)	5,993	5,253,367
5.50%, 06/01/27 (Call 03/01/27)	3,878	3,858,322
5.55%, 02/15/28 (Call 01/15/28)	3,370	3,366,544
5.55%, 05/15/34 (Call 02/15/34)	5,280	5,136,790
5.75%, 02/15/33 (Call 11/15/32)	4,400	4,356,691
5.95%, 12/01/25 (Call 09/01/25)	2,383	2,387,937
5.95%, 10/01/43 (Call 04/01/43)	1,603	1,505,549
5.95%, 05/15/54 (Call 11/15/53)	4,814	4,537,287
6.00%, 06/15/48 (Call 12/15/47)	4,165	3,949,847
6.05%, 12/01/26 (Call 11/01/26)	4,920	4,976,221
6.05%, 06/01/41 (Call 12/01/40)	2,374	2,282,119
6.10%, 12/01/28 (Call 11/01/28)	1,785	1,817,731
6.10%, 02/15/42	1,745	1,675,296
6.13%, 12/15/45 (Call 06/15/45)	4,213	4,046,367
6.25%, 04/15/49 (Call 10/15/48)	7,309	7,131,876
6.40%, 12/01/30 (Call 10/01/30)	2,960	3,050,232
6.50%, 02/01/42 (Call 08/01/41)	2,367	2,399,209
6.55%, 12/01/33 (Call 09/01/33)	6,281	6,539,638
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.63%, 10/15/36	$2,215	$2,258,668
7.50%, 07/01/38	2,590	2,856,248
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,814	1,733,670
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	80	77,183
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	2,260	2,201,246
5.05%, 04/01/45 (Call 10/01/44)	530	426,157
5.45%, 06/01/47 (Call 12/01/46)	455	385,859
5.60%, 04/01/44 (Call 10/01/43)	890	769,958
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	4,571	4,003,729
3.13%, 07/31/29 (Call 04/30/29)	5,821	5,253,658
3.20%, 02/15/52 (Call 08/15/51)	4,995	3,247,201
3.30%, 02/15/53 (Call 08/15/52)	2,765	1,827,286
3.70%, 02/15/26 (Call 11/15/25)	5,607	5,451,245
3.70%, 01/31/51 (Call 07/31/50)	4,657	3,352,768
3.95%, 02/15/27 (Call 11/15/26)	4,344	4,196,161
3.95%, 01/31/60 (Call 07/31/59)	3,969	2,850,445
4.15%, 10/16/28 (Call 07/16/28)	6,056	5,784,719
4.20%, 01/31/50 (Call 07/31/49)	5,480	4,333,811
4.25%, 02/15/48 (Call 08/15/47)	5,325	4,274,816
4.45%, 02/15/43 (Call 08/15/42)	4,841	4,072,375
4.60%, 01/11/27 (Call 12/11/26)	2,510	2,468,042
4.80%, 02/01/49 (Call 08/01/48)	5,418	4,689,704
4.85%, 01/31/34 (Call 10/31/33)	2,150	2,051,319
4.85%, 08/15/42 (Call 02/15/42)	3,074	2,734,056
4.85%, 03/15/44 (Call 09/15/43)	5,427	4,790,525
4.90%, 05/15/46 (Call 11/15/45)	4,167	3,677,958
4.95%, 10/15/54 (Call 04/15/54)	1,957	1,704,475
5.05%, 01/10/26	4,722	4,696,279
5.10%, 02/15/45 (Call 08/15/44)	4,889	4,428,995
5.35%, 01/31/33 (Call 10/31/32)	4,317	4,279,097
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)	3,325	3,069,853
5.70%, 02/15/42	1,707	1,675,394
5.95%, 02/01/41	3,139	3,171,350
6.13%, 10/15/39	2,392	2,446,885
6.45%, 09/01/40	2,380	2,518,143
7.55%, 04/15/38	2,649	3,060,094
Series D, 6.88%, 03/01/33	1,340	1,459,340
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(a)	4,246	3,997,608
Series H, 6.65%, 10/15/34	1,600	1,724,143
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	2,607	2,144,686
5.00%, 08/15/42 (Call 02/15/42)	3,130	2,678,542
5.00%, 03/01/43 (Call 09/01/42)	3,520	3,005,754
5.40%, 09/01/44 (Call 03/01/44)	2,310	2,063,473
5.50%, 03/01/44 (Call 09/01/43)	4,215	3,811,060
5.63%, 09/01/41	2,092	1,926,538
5.80%, 03/15/35	2,666	2,619,830
6.38%, 03/01/41	2,971	2,941,597
6.50%, 02/01/37	1,581	1,597,736
6.50%, 09/01/39	2,622	2,638,479
6.55%, 09/15/40	2,138	2,158,215
6.95%, 01/15/38	5,183	5,524,564
7.30%, 08/15/33	1,535	1,677,106
7.40%, 03/15/31	991	1,070,502
7.50%, 11/15/40	1,794	1,965,296
Security	Par (000)	Value
Pipelines (continued)
7.75%, 03/15/32	$1,376	$1,519,356
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,210	2,927,500
2.00%, 02/15/31 (Call 11/15/30)	2,310	1,851,780
3.25%, 08/01/50 (Call 02/01/50)	2,487	1,554,382
3.60%, 02/15/51 (Call 08/15/50)	2,240	1,492,159
4.30%, 06/01/25 (Call 03/01/25)	7,265	7,161,546
4.30%, 03/01/28 (Call 12/01/27)	5,941	5,708,186
4.80%, 02/01/33 (Call 11/01/32)	4,406	4,087,023
5.00%, 02/01/29 (Call 01/01/29)	3,635	3,548,335
5.05%, 02/15/46 (Call 08/15/45)	3,773	3,215,463
5.20%, 06/01/33 (Call 03/01/33)	3,645	3,473,827
5.20%, 03/01/48 (Call 09/01/47)	3,373	2,910,219
5.30%, 12/01/34 (Call 06/01/34)	3,808	3,639,214
5.40%, 02/01/34 (Call 11/01/33)	3,910	3,772,919
5.45%, 08/01/52 (Call 02/01/52)	3,520	3,179,253
5.55%, 06/01/45 (Call 12/01/44)	6,970	6,386,800
7.75%, 01/15/32	4,954	5,481,610
7.80%, 08/01/31	2,377	2,634,636
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	7,813	7,284,433
2.65%, 08/15/30 (Call 05/15/30)	5,798	4,890,119
4.00%, 03/15/28 (Call 12/15/27)	5,995	5,683,470
4.13%, 03/01/27 (Call 12/01/26)	5,922	5,708,762
4.25%, 12/01/27 (Call 09/01/27)	3,852	3,691,009
4.50%, 04/15/38 (Call 10/15/37)	7,975	6,816,313
4.70%, 04/15/48 (Call 10/15/47)	7,259	5,927,217
4.80%, 02/15/29 (Call 11/15/28)	3,660	3,543,316
4.88%, 06/01/25 (Call 03/01/25)	6,037	5,978,909
4.90%, 04/15/58 (Call 10/15/57)	1,421	1,137,288
4.95%, 09/01/32 (Call 06/01/32)	4,245	4,003,453
4.95%, 03/14/52 (Call 09/14/51)	5,810	4,851,806
5.00%, 03/01/33 (Call 12/01/32)	2,940	2,768,031
5.20%, 03/01/47 (Call 09/01/46)	3,948	3,451,209
5.20%, 12/01/47 (Call 06/01/47)	2,676	2,331,327
5.50%, 02/15/49 (Call 08/15/48)	5,961	5,407,641
5.65%, 03/01/53 (Call 09/01/52)	1,350	1,245,514
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,304	2,212,101
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	2,025	1,929,405
3.10%, 03/15/30 (Call 12/15/29)	2,163	1,886,639
3.25%, 06/01/30 (Call 03/01/30)	1,907	1,680,118
3.40%, 09/01/29 (Call 06/01/29)	3,283	2,957,747
3.95%, 03/01/50 (Call 09/01/49)	3,979	2,817,606
4.00%, 07/13/27 (Call 04/13/27)	2,816	2,684,130
4.20%, 10/03/47 (Call 04/03/47)	2,278	1,701,888
4.25%, 09/15/46 (Call 03/15/46)	1,998	1,509,794
4.35%, 03/15/29 (Call 12/15/28)	3,478	3,297,644
4.45%, 09/01/49 (Call 03/01/49)	2,798	2,149,884
4.50%, 03/15/50 (Call 09/15/49)	1,726	1,331,831
4.55%, 07/15/28 (Call 04/15/28)	4,231	4,067,960
4.85%, 02/01/49 (Call 08/01/48)	2,168	1,792,236
4.95%, 07/13/47 (Call 01/06/47)	3,185	2,657,794
5.00%, 03/01/26 (Call 12/01/25)	4,751	4,699,984
5.15%, 10/15/43 (Call 04/15/43)	2,476	2,156,103
5.20%, 07/15/48 (Call 01/15/48)	4,004	3,473,352
5.55%, 11/01/26 (Call 10/01/26)	4,235	4,231,827
5.65%, 11/01/28 (Call 10/01/28)	4,115	4,129,764
5.80%, 11/01/30 (Call 09/01/30)	2,740	2,753,368
5.85%, 01/15/26 (Call 12/15/25)	2,906	2,916,484
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.00%, 06/15/35	$1,169	$1,152,494
6.05%, 09/01/33 (Call 06/01/33)	4,545	4,599,087
6.10%, 11/15/32 (Call 08/15/32)	1,405	1,425,938
6.35%, 01/15/31 (Call 10/15/30)	2,660	2,742,214
6.63%, 09/01/53 (Call 03/01/53)	3,210	3,349,348
7.15%, 01/15/51 (Call 07/15/50)	1,580	1,694,737
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	2,810	2,756,667
6.20%, 09/15/43 (Call 03/15/43)	1,322	1,306,078
6.65%, 10/01/36	2,693	2,787,821
6.85%, 10/15/37	2,285	2,395,269
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	3,963	3,565,469
3.80%, 09/15/30 (Call 06/15/30)	2,794	2,503,868
4.30%, 01/31/43 (Call 07/31/42)	1,872	1,446,563
4.50%, 12/15/26 (Call 09/15/26)	4,640	4,513,623
4.65%, 10/15/25 (Call 07/15/25)	6,188	6,084,941
4.70%, 06/15/44 (Call 12/15/43)	2,950	2,389,545
4.90%, 02/15/45 (Call 08/15/44)	2,646	2,195,978
5.15%, 06/01/42 (Call 12/01/41)	2,294	1,983,092
6.65%, 01/15/37	2,977	3,068,169
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	5,449	5,192,067
4.50%, 05/15/30 (Call 11/15/29)	3,517	3,304,025
5.00%, 03/15/27 (Call 09/15/26)	8,288	8,167,525
5.88%, 06/30/26 (Call 12/31/25)	3,137	3,141,753
5.90%, 09/15/37 (Call 03/15/37)	3,720	3,736,037
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,693	2,555,660
4.50%, 03/15/45 (Call 09/15/44)	4,022	3,214,479
5.95%, 09/25/43 (Call 03/25/43)	1,791	1,724,523
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	3,495	3,086,081
4.95%, 04/15/52 (Call 10/15/51)	3,445	2,870,794
5.20%, 07/01/27 (Call 06/01/27)	4,075	4,028,702
6.13%, 03/15/33 (Call 12/15/32)	3,000	3,039,985
6.15%, 03/01/29 (Call 02/01/29)	1,815	1,848,159
6.25%, 07/01/52 (Call 01/01/52)	2,232	2,193,734
6.50%, 03/30/34 (Call 12/30/33)	3,290	3,429,628
6.50%, 02/15/53 (Call 08/15/52)	3,665	3,758,285
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,845	3,378,780
4.88%, 02/01/31 (Call 02/01/26)	4,250	3,982,610
5.00%, 01/15/28 (Call 05/31/24)	3,260	3,154,496
5.50%, 03/01/30 (Call 03/01/25)	4,735	4,604,686
6.50%, 07/15/27 (Call 05/31/24)	4,920	4,953,888
6.88%, 01/15/29 (Call 05/31/24)	2,730	2,782,040
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	5,160	4,886,709
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,183	2,267,111
7.00%, 10/15/28	1,430	1,497,920
7.63%, 04/01/37	560	622,109
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,182	1,269,844
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	3,564	2,885,149
4.10%, 04/15/30 (Call 01/15/30)	1,945	1,792,630
4.25%, 05/15/28 (Call 02/15/28)	7,439	7,073,143
Security	Par (000)	Value
Pipelines (continued)
4.63%, 03/01/34 (Call 12/01/33)	$7,059	$6,408,769
4.75%, 05/15/38 (Call 11/15/37)	2,305	2,019,483
4.88%, 01/15/26 (Call 10/15/25)	5,020	4,955,287
4.88%, 05/15/48 (Call 11/15/47)	4,505	3,775,579
5.00%, 10/16/43 (Call 04/16/43)	3,086	2,669,296
5.10%, 03/15/49 (Call 09/15/48)	4,476	3,908,411
5.60%, 03/31/34	1,611	1,563,031
5.85%, 03/15/36	2,543	2,509,314
6.10%, 06/01/40	3,221	3,166,544
6.20%, 03/09/26 (Call 05/16/24)	1,095	1,094,432
6.20%, 10/15/37	5,748	5,766,679
7.25%, 08/15/38	3,121	3,413,709
7.63%, 01/15/39	3,809	4,298,145
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	3,394	2,992,446
3.95%, 05/15/50 (Call 11/15/49)	2,564	1,890,928
4.00%, 03/15/28 (Call 12/15/27)	2,069	1,960,387
4.45%, 08/01/42 (Call 02/01/42)	1,963	1,658,089
4.60%, 03/15/48 (Call 09/15/47)	3,135	2,598,680
5.40%, 08/15/41 (Call 02/15/41)	2,067	1,962,873
7.85%, 02/01/26 (Call 11/01/25)	6,812	7,013,658
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	4,025	3,882,936
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	705	691,344
4.05%, 02/01/30 (Call 11/01/29)	3,990	3,667,643
4.50%, 03/01/28 (Call 12/01/27)	1,044	998,561
4.65%, 07/01/26 (Call 04/01/26)	880	859,651
4.75%, 08/15/28 (Call 05/15/28)	855	824,464
5.25%, 02/01/50 (Call 08/01/49)	3,200	2,712,816
5.30%, 03/01/48 (Call 09/01/47)	1,925	1,603,985
5.45%, 04/01/44 (Call 10/01/43)	1,145	1,001,945
5.50%, 08/15/48 (Call 02/15/48)	2,240	1,889,016
6.15%, 04/01/33 (Call 01/01/33)	2,895	2,891,144
6.35%, 01/15/29 (Call 12/15/28)	1,700	1,736,227
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	2,837	2,348,962
3.50%, 11/15/30 (Call 08/15/30)	3,204	2,845,560
3.50%, 10/15/51 (Call 04/15/51)	2,835	1,897,288
3.75%, 06/15/27 (Call 03/15/27)	6,809	6,467,276
4.00%, 09/15/25 (Call 06/15/25)	5,146	5,029,584
4.65%, 08/15/32 (Call 05/15/32)	4,235	3,955,705
4.85%, 03/01/48 (Call 09/01/47)	3,736	3,150,277
4.90%, 03/15/29 (Call 02/15/29)	3,690	3,590,101
4.90%, 01/15/45 (Call 07/15/44)	2,086	1,775,843
5.10%, 09/15/45 (Call 03/15/45)	3,088	2,713,961
5.15%, 03/15/34 (Call 12/15/33)	2,640	2,523,494
5.30%, 08/15/28 (Call 07/15/28)	5,185	5,139,561
5.30%, 08/15/52 (Call 02/15/52)	2,715	2,449,259
5.40%, 03/02/26	2,220	2,211,363
5.40%, 03/04/44 (Call 09/04/43)	2,596	2,370,557
5.65%, 03/15/33 (Call 12/15/32)	4,305	4,273,491
5.75%, 06/24/44 (Call 12/24/43)	2,351	2,231,146
5.80%, 11/15/43 (Call 05/15/43)	2,100	2,007,049
6.30%, 04/15/40	5,404	5,472,194
8.75%, 03/15/32	835	976,495
Series A, 7.50%, 01/15/31	1,250	1,364,660
		925,389,974
Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54 (Call 09/04/53)(b)	1,205	1,179,114
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(b)	$2,973	$2,408,893
4.88%, 03/01/26 (Call 12/01/25)	3,334	3,278,378
5.50%, 04/01/29 (Call 03/01/29)	970	957,941
5.95%, 08/15/34 (Call 05/15/34)	2,195	2,182,450
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	640	663,396
		9,491,058
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	2,250	1,947,974
2.60%, 06/15/33 (Call 03/15/33)	1,691	1,287,669
2.90%, 10/01/30 (Call 07/01/30)	1,304	1,099,350
4.80%, 10/01/32 (Call 07/01/32)	575	528,774
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,840	2,819,705
2.00%, 05/18/32 (Call 02/18/32)	3,256	2,481,620
2.75%, 12/15/29 (Call 09/15/29)	1,791	1,545,301
2.95%, 03/15/34 (Call 12/15/33)	2,710	2,138,291
3.00%, 05/18/51 (Call 11/18/50)	3,830	2,253,202
3.38%, 08/15/31 (Call 05/15/31)	2,805	2,423,578
3.55%, 03/15/52 (Call 09/15/51)	4,345	2,856,753
3.80%, 04/15/26 (Call 02/15/26)	2,021	1,951,135
3.95%, 01/15/27 (Call 10/15/26)	1,052	1,006,296
3.95%, 01/15/28 (Call 10/15/27)	1,997	1,885,351
4.00%, 02/01/50 (Call 08/01/49)	2,960	2,133,179
4.30%, 01/15/26 (Call 10/15/25)	1,280	1,251,921
4.50%, 07/30/29 (Call 04/30/29)	1,481	1,409,388
4.70%, 07/01/30 (Call 04/01/30)	1,912	1,810,118
4.75%, 04/15/35 (Call 01/15/35)	2,000	1,819,367
4.85%, 04/15/49 (Call 10/15/48)	1,313	1,068,239
4.90%, 12/15/30 (Call 09/15/30)	2,985	2,864,569
5.15%, 04/15/53 (Call 10/15/52)	2,155	1,853,058
5.25%, 05/15/36 (Call 02/15/36)	1,140	1,070,581
5.63%, 05/15/54 (Call 11/15/53)	1,900	1,748,392
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	920	735,791
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	790	625,752
3.38%, 07/15/51 (Call 01/15/51)	2,120	1,332,577
3.63%, 04/15/32 (Call 01/15/32)	175	149,671
4.25%, 02/15/28 (Call 11/15/27)	3,190	3,019,739
4.30%, 04/15/52 (Call 10/15/51)	430	321,051
4.90%, 02/15/29 (Call 11/15/28)	1,921	1,852,583
5.50%, 02/01/34 (Call 11/01/33)	1,655	1,596,745
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,796	2,636,927
1.45%, 09/15/26 (Call 08/15/26)	2,762	2,510,097
1.50%, 01/31/28 (Call 11/30/27)	2,998	2,579,527
1.60%, 04/15/26 (Call 03/15/26)	3,496	3,235,414
1.88%, 10/15/30 (Call 07/15/30)	3,941	3,119,736
2.10%, 06/15/30 (Call 03/15/30)	2,247	1,830,625
2.30%, 09/15/31 (Call 06/15/31)	3,755	2,984,730
2.70%, 04/15/31 (Call 01/15/31)	3,307	2,733,345
2.75%, 01/15/27 (Call 11/15/26)	3,453	3,211,867
2.90%, 01/15/30 (Call 10/15/29)	3,920	3,381,507
2.95%, 01/15/51 (Call 07/15/50)(b)	4,735	2,850,391
3.10%, 06/15/50 (Call 12/15/49)	5,220	3,248,734
3.13%, 01/15/27 (Call 10/15/26)	1,768	1,655,662
3.38%, 10/15/26 (Call 07/15/26)	4,762	4,520,083
3.55%, 07/15/27 (Call 04/15/27)	3,391	3,186,825
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.60%, 01/15/28 (Call 10/15/27)	$3,311	$3,081,256
3.65%, 03/15/27 (Call 02/15/27)	2,790	2,649,200
3.70%, 10/15/49 (Call 04/15/49)	2,271	1,577,338
3.80%, 08/15/29 (Call 05/15/29)	6,226	5,694,006
3.95%, 03/15/29 (Call 12/15/28)	3,693	3,425,614
4.00%, 06/01/25 (Call 03/01/25)	4,026	3,951,972
4.05%, 03/15/32 (Call 12/15/31)	2,570	2,296,296
4.40%, 02/15/26 (Call 11/15/25)	2,344	2,292,743
5.20%, 02/15/29 (Call 01/15/29)	1,370	1,346,561
5.25%, 07/15/28 (Call 06/15/28)	2,680	2,643,749
5.45%, 02/15/34 (Call 11/15/33)	3,130	3,041,123
5.50%, 03/15/28 (Call 02/15/28)	2,780	2,766,741
5.55%, 07/15/33 (Call 04/15/33)	3,061	2,995,120
5.65%, 03/15/33 (Call 12/15/32)	4,155	4,093,811
5.80%, 11/15/28 (Call 10/15/28)	4,130	4,159,220
5.90%, 11/15/33 (Call 08/15/33)	3,375	3,390,057
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,945	1,677,694
2.05%, 01/15/32 (Call 10/15/31)(b)	2,965	2,370,158
2.30%, 03/01/30 (Call 12/01/29)	3,478	2,938,944
2.45%, 01/15/31 (Call 10/17/30)	2,604	2,177,473
2.90%, 10/15/26 (Call 07/15/26)	1,692	1,590,726
2.95%, 05/11/26 (Call 02/11/26)	2,999	2,850,821
3.20%, 01/15/28 (Call 10/15/27)	2,313	2,146,474
3.30%, 06/01/29 (Call 03/01/29)	1,858	1,684,188
3.35%, 05/15/27 (Call 02/15/27)	1,427	1,348,301
3.45%, 06/01/25 (Call 03/03/25)	2,692	2,632,843
3.50%, 11/15/25 (Call 08/15/25)	1,880	1,826,247
3.90%, 10/15/46 (Call 04/15/46)	1,105	837,382
4.15%, 07/01/47 (Call 01/01/47)	980	763,628
4.35%, 04/15/48 (Call 10/18/47)	1,685	1,357,522
5.00%, 02/15/33 (Call 11/15/32)	1,330	1,273,620
5.30%, 12/07/33 (Call 09/07/33)	2,300	2,243,787
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	5,640	4,089,149
2.55%, 04/01/32 (Call 01/01/32)	4,875	3,731,666
2.75%, 10/01/26 (Call 07/01/26)	4,791	4,434,544
2.90%, 03/15/30 (Call 12/15/29)	3,577	2,988,413
3.25%, 01/30/31 (Call 10/30/30)	4,901	4,074,312
3.40%, 06/21/29 (Call 03/21/29)	2,900	2,537,313
3.65%, 02/01/26 (Call 11/03/25)	5,123	4,914,626
4.50%, 12/01/28 (Call 09/01/28)	4,927	4,594,694
6.50%, 01/15/34 (Call 10/15/33)(b)	1,335	1,334,304
6.75%, 12/01/27 (Call 11/01/27)	1,495	1,527,464
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	948	828,559
2.50%, 08/16/31 (Call 05/16/31)	2,535	2,028,302
3.90%, 03/15/27 (Call 12/15/26)	1,166	1,103,127
4.05%, 07/01/30 (Call 04/01/30)	3,752	3,399,601
4.13%, 06/15/26 (Call 03/15/26)	2,513	2,426,577
4.13%, 05/15/29 (Call 02/15/29)	2,284	2,111,608
5.50%, 02/15/34 (Call 11/15/33)	1,190	1,133,767
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	2,402	1,865,472
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	3,350	2,892,247
3.15%, 07/01/29 (Call 04/01/29)	2,752	2,458,764
3.35%, 11/01/49 (Call 05/01/49)	1,960	1,326,207
4.10%, 10/15/28 (Call 07/15/28)	1,717	1,633,514
4.90%, 01/15/34 (Call 10/15/33)	1,150	1,081,417
5.85%, 11/03/26 (Call 10/03/26)	1,200	1,209,527
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	$2,059	$1,717,280
2.25%, 03/15/26 (Call 02/15/26)	1,350	1,265,525
2.75%, 04/15/31 (Call 01/15/31)	1,985	1,597,292
2.90%, 12/01/33 (Call 09/01/33)	1,970	1,501,148
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	5,210	4,715,761
1.35%, 07/15/25 (Call 06/15/25)	3,095	2,935,550
2.10%, 04/01/31 (Call 01/01/31)	5,250	4,154,458
2.25%, 01/15/31 (Call 10/15/30)	4,687	3,769,226
2.50%, 07/15/31 (Call 04/15/31)	1,315	1,061,733
2.90%, 03/15/27 (Call 02/15/27)	3,740	3,467,040
2.90%, 04/01/41 (Call 10/01/40)	5,505	3,687,793
3.10%, 11/15/29 (Call 08/15/29)	1,973	1,722,796
3.25%, 01/15/51 (Call 07/15/50)	3,395	2,174,841
3.30%, 07/01/30 (Call 04/01/30)	4,185	3,631,676
3.65%, 09/01/27 (Call 06/01/27)	5,390	5,054,968
3.70%, 06/15/26 (Call 03/15/26)	3,659	3,512,596
3.80%, 02/15/28 (Call 11/15/27)	5,051	4,713,034
4.00%, 03/01/27 (Call 12/01/26)	2,750	2,630,016
4.00%, 11/15/49 (Call 05/15/49)	1,553	1,142,627
4.15%, 07/01/50 (Call 01/01/50)	2,073	1,555,684
4.30%, 02/15/29 (Call 11/15/28)	3,700	3,479,259
4.45%, 02/15/26 (Call 11/15/25)	4,996	4,888,809
4.75%, 05/15/47 (Call 11/15/46)(b)	1,443	1,180,753
4.80%, 09/01/28 (Call 08/01/28)	3,275	3,155,460
5.00%, 01/11/28 (Call 12/11/27)	4,840	4,720,848
5.10%, 05/01/33 (Call 02/01/33)	2,805	2,649,949
5.20%, 02/15/49 (Call 08/15/48)(b)	1,968	1,735,445
5.60%, 06/01/29 (Call 05/01/29)	4,215	4,189,286
5.80%, 03/01/34 (Call 12/01/33)	5,240	5,193,612
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,825	1,432,039
2.25%, 12/15/28 (Call 10/15/28)	2,372	2,050,221
2.50%, 02/15/32 (Call 11/15/31)	2,655	2,110,742
3.00%, 02/15/30 (Call 11/15/29)	1,050	907,026
3.13%, 09/01/26 (Call 06/01/26)	3,112	2,936,327
4.00%, 11/15/25 (Call 08/15/25)	1,881	1,828,059
4.38%, 02/15/29 (Call 11/15/28)	1,826	1,719,256
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	4,774	4,324,490
3.70%, 08/15/27 (Call 05/15/27)	5,455	5,156,471
4.45%, 07/15/28 (Call 04/15/28)	2,665	2,544,757
5.55%, 01/15/28 (Call 12/15/27)	4,087	4,071,141
DOC DR LLC
2.63%, 11/01/31 (Call 08/01/31)	2,853	2,296,831
3.95%, 01/15/28 (Call 10/15/27)	2,363	2,238,523
4.30%, 03/15/27 (Call 12/15/26)	426	411,860
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	35	28,406
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,303,629
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,414,240
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,438,433
4.95%, 04/15/28 (Call 01/15/28)	1,000	939,509
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	3,539	3,310,369
1.25%, 07/15/25 (Call 06/15/25)	3,370	3,186,949
1.45%, 05/15/26 (Call 04/15/26)	3,657	3,357,075
1.55%, 03/15/28 (Call 01/15/28)	2,528	2,169,018
1.80%, 07/15/27 (Call 05/15/27)	2,893	2,574,501
2.00%, 05/15/28 (Call 03/15/28)	2,223	1,927,566
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.15%, 07/15/30 (Call 04/15/30)	$2,600	$2,119,530
2.50%, 05/15/31 (Call 02/15/31)	1,235	1,006,858
2.90%, 11/18/26 (Call 09/18/26)	2,918	2,725,102
2.95%, 09/15/51 (Call 03/15/51)	3,195	1,906,620
3.00%, 07/15/50 (Call 01/15/50)	2,579	1,576,004
3.20%, 11/18/29 (Call 08/18/29)	6,407	5,649,814
3.40%, 02/15/52 (Call 08/15/51)	2,475	1,624,837
3.90%, 04/15/32 (Call 01/15/32)	2,610	2,305,020
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	935	741,037
2.50%, 02/15/30 (Call 11/15/29)	2,578	2,205,708
2.85%, 11/01/26 (Call 08/01/26)	1,546	1,452,681
3.00%, 07/01/29 (Call 04/01/29)	2,733	2,441,668
3.25%, 08/01/27 (Call 05/01/27)	1,649	1,539,160
3.38%, 06/01/25 (Call 03/01/25)	1,318	1,285,731
3.50%, 03/01/28 (Call 12/01/27)	2,908	2,720,867
4.00%, 08/01/47 (Call 02/01/47)(b)	1,281	949,399
4.15%, 12/01/28 (Call 09/01/28)	2,025	1,928,593
4.50%, 07/01/44 (Call 01/01/44)	1,660	1,358,698
4.50%, 06/01/45 (Call 12/01/44)	1,670	1,357,308
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	2,027	1,607,972
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,550	1,197,840
1.70%, 03/01/28 (Call 01/01/28)	1,250	1,078,215
2.55%, 06/15/31 (Call 03/15/31)	1,120	907,311
2.65%, 03/15/32 (Call 12/15/31)	3,303	2,651,239
2.65%, 09/01/50 (Call 03/01/50)(b)	1,200	658,261
3.00%, 01/15/30 (Call 10/15/29)	2,860	2,477,804
3.38%, 04/15/26 (Call 01/15/26)	2,084	1,991,589
3.63%, 05/01/27 (Call 02/01/27)	2,020	1,903,458
4.00%, 03/01/29 (Call 12/01/28)	2,046	1,903,787
4.50%, 03/15/48 (Call 09/15/47)	1,865	1,491,656
5.50%, 04/01/34 (Call 01/01/34)	900	870,630
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,851	1,492,096
2.35%, 03/15/32 (Call 12/15/31)	2,100	1,639,649
2.40%, 10/15/31 (Call 07/15/31)	3,130	2,487,162
2.55%, 06/01/31 (Call 03/01/31)	2,035	1,648,338
3.50%, 07/01/26 (Call 04/01/26)	1,829	1,746,355
3.88%, 12/15/27 (Call 09/15/27)	2,561	2,406,698
3.90%, 04/01/29 (Call 02/01/29)	640	589,995
4.00%, 06/15/29 (Call 03/15/29)	1,863	1,720,465
5.40%, 02/01/34 (Call 11/01/33)	1,560	1,493,648
5.50%, 07/01/30 (Call 05/01/30)	1,075	1,060,667
5.70%, 04/01/28 (Call 03/01/28)	1,645	1,643,847
5.90%, 01/15/31 (Call 11/15/30)	1,370	1,376,094
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	1,589	1,469,142
3.20%, 06/15/29 (Call 03/15/29)	1,793	1,592,207
3.25%, 07/15/27 (Call 04/15/27)	2,799	2,599,799
3.50%, 06/01/30 (Call 03/01/30)	521	462,002
4.50%, 12/01/44 (Call 06/01/44)	1,406	1,114,073
5.38%, 05/01/28 (Call 04/01/28)	1,725	1,701,411
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	4,340	3,545,890
4.00%, 01/15/30 (Call 10/15/29)	3,773	3,372,178
4.00%, 01/15/31 (Call 10/15/30)	3,162	2,764,771
5.25%, 06/01/25 (Call 03/01/25)	4,515	4,478,151
5.30%, 01/15/29 (Call 10/15/28)	3,590	3,481,644
5.38%, 04/15/26 (Call 01/15/26)	5,178	5,111,514
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 06/01/28 (Call 03/03/28)	$2,379	$2,351,299
6.75%, 12/01/33 (Call 09/01/33)	1,400	1,435,504
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,043	1,577,290
3.10%, 02/15/30 (Call 11/15/29)	1,990	1,695,327
3.50%, 08/01/26 (Call 05/01/26)	2,827	2,682,057
3.75%, 07/01/27 (Call 04/01/27)	2,713	2,538,870
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	2,185	1,958,431
2.13%, 12/01/28 (Call 10/01/28)	2,665	2,307,542
2.88%, 01/15/31 (Call 10/15/30)	2,298	1,928,108
3.00%, 01/15/30 (Call 10/15/29)	3,959	3,434,609
3.25%, 07/15/26 (Call 05/15/26)	2,722	2,588,958
3.50%, 07/15/29 (Call 04/15/29)	2,106	1,910,550
4.00%, 06/01/25 (Call 03/01/25)	2,611	2,559,884
5.25%, 12/15/32 (Call 09/15/32)	3,375	3,245,337
6.75%, 02/01/41 (Call 08/01/40)	1,468	1,568,508
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	841	658,250
3.05%, 02/15/30 (Call 11/15/29)	1,802	1,488,780
3.88%, 03/01/27 (Call 12/01/26)	1,470	1,377,179
4.13%, 03/15/28 (Call 12/15/27)	1,608	1,486,196
4.20%, 04/15/29 (Call 01/15/29)(b)	1,610	1,445,498
7.65%, 02/01/34 (Call 11/01/33)	485	509,536
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	3,084	3,013,012
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,086	1,058,549
Series H, 3.38%, 12/15/29 (Call 09/15/29)	3,249	2,835,739
Series I, 3.50%, 09/15/30 (Call 06/15/30)	760	659,359
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,735	1,408,825
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,303	1,006,611
2.30%, 11/15/28 (Call 09/15/28)	3,030	2,623,577
2.70%, 01/15/34 (Call 10/15/33)	2,345	1,803,848
4.15%, 04/15/32 (Call 01/15/32)	2,420	2,153,581
5.45%, 08/15/30 (Call 06/15/30)	1,895	1,855,636
5.50%, 08/15/33 (Call 05/15/33)	2,605	2,516,178
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,953	2,156,497
2.65%, 11/15/33 (Call 08/15/33)	3,165	2,261,830
3.05%, 02/15/30 (Call 11/15/29)	2,459	2,043,537
4.25%, 08/15/29 (Call 05/15/29)	1,833	1,635,340
4.38%, 10/01/25 (Call 07/01/25)	2,281	2,222,639
4.75%, 12/15/28 (Call 09/15/28)	2,489	2,340,772
6.25%, 01/15/36 (Call 10/15/35)	390	366,311
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	963	840,872
2.25%, 12/01/31 (Call 09/01/31)	1,166	911,596
2.70%, 10/01/30 (Call 07/01/30)	935	785,808
2.80%, 10/01/26 (Call 07/01/26)	2,605	2,445,026
3.20%, 04/01/32 (Call 01/01/32)	41	34,256
3.70%, 10/01/49 (Call 04/01/49)	817	558,151
3.80%, 04/01/27 (Call 01/01/27)	2,744	2,619,183
4.13%, 12/01/46 (Call 06/01/46)	901	659,495
4.25%, 04/01/45 (Call 10/01/44)	1,777	1,354,962
4.45%, 09/01/47 (Call 03/01/47)	2,185	1,672,209
4.60%, 02/01/33 (Call 11/01/32)	1,925	1,761,570
6.40%, 03/01/34 (Call 12/01/33)	2,022	2,092,083
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	2,107	2,000,727
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	$2,375	$2,217,521
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	615	478,552
2.70%, 09/15/30 (Call 06/15/30)	818	669,277
6.75%, 11/15/28 (Call 10/15/28)	565	579,154
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,295	2,071,906
1.70%, 02/15/31 (Call 11/15/30)	2,791	2,188,088
2.75%, 03/15/30 (Call 12/15/29)	1,155	998,300
2.88%, 09/15/51 (Call 03/15/51)	1,280	766,746
3.60%, 06/01/27 (Call 03/01/27)	3,080	2,923,448
3.95%, 03/15/29 (Call 12/15/28)	2,420	2,277,979
4.00%, 11/15/25 (Call 08/15/25)	3,822	3,729,965
4.20%, 06/15/28 (Call 03/15/28)	1,683	1,613,863
5.00%, 03/15/34 (Call 12/15/33)	860	816,523
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,528	2,022,385
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,312	1,939,851
3.00%, 04/15/52 (Call 10/15/51)	1,098	662,162
3.10%, 04/15/50 (Call 10/15/49)	2,117	1,301,113
3.50%, 10/15/27 (Call 07/15/27)	920	860,681
3.50%, 04/15/51 (Call 10/15/50)	2,447	1,654,677
3.60%, 12/15/26 (Call 09/15/26)	2,107	2,002,786
4.00%, 11/15/25 (Call 08/15/25)	2,613	2,545,745
4.30%, 10/15/28 (Call 07/15/28)	1,140	1,082,062
4.80%, 10/15/48 (Call 04/15/48)	825	679,692
5.60%, 10/15/33 (Call 07/15/33)	1,985	1,946,247
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,583	2,805,907
3.38%, 02/01/31 (Call 11/01/30)	2,689	2,244,292
3.63%, 10/01/29 (Call 07/01/29)	2,727	2,382,744
4.50%, 04/01/27 (Call 01/01/27)	2,770	2,655,989
4.75%, 01/15/28 (Call 10/15/27)	2,572	2,439,646
5.25%, 01/15/26 (Call 10/15/25)	3,710	3,658,525
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,585	2,046,807
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	755	532,011
3.15%, 08/15/30 (Call 05/15/30)	2,088	1,610,162
9.25%, 07/20/28 (Call 06/20/28)	650	686,225
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,108	2,420,323
1.63%, 03/15/31 (Call 12/15/30)	2,024	1,580,040
1.75%, 07/01/30 (Call 04/01/30)	2,042	1,646,333
1.75%, 02/01/31 (Call 11/01/30)	2,380	1,890,579
2.13%, 04/15/27 (Call 02/15/27)	2,466	2,249,741
2.13%, 10/15/50 (Call 04/15/50)	2,527	1,306,236
2.25%, 04/15/30 (Call 01/15/30)	3,682	3,096,204
2.25%, 01/15/32 (Call 10/15/31)	2,637	2,102,122
2.88%, 11/15/29 (Call 08/15/29)	2,170	1,915,510
3.00%, 04/15/50 (Call 10/15/49)	4,178	2,642,083
3.05%, 03/01/50 (Call 09/01/49)	2,421	1,541,902
3.25%, 06/30/26 (Call 03/30/26)	1,134	1,084,567
3.25%, 10/01/26 (Call 07/01/26)	1,780	1,693,504
3.38%, 12/15/27 (Call 09/15/27)	2,260	2,115,101
3.88%, 09/15/28 (Call 06/15/28)	2,232	2,106,337
4.00%, 09/15/28 (Call 06/15/28)	2,141	2,029,277
4.38%, 02/01/29 (Call 11/01/28)	1,546	1,485,464
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 09/15/48 (Call 03/15/48)	$974	$789,450
4.63%, 01/15/33 (Call 10/15/32)	2,880	2,701,421
4.75%, 06/15/33 (Call 03/15/33)	1,850	1,745,009
4.88%, 06/15/28 (Call 05/15/28)	3,055	3,008,142
5.00%, 03/15/34 (Call 12/15/33)	2,200	2,102,514
5.13%, 01/15/34 (Call 10/15/33)	2,350	2,269,793
5.25%, 06/15/53 (Call 12/15/52)	3,070	2,821,933
5.25%, 03/15/54 (Call 09/15/53)	2,000	1,826,512
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	3,103	2,864,477
1.50%, 11/09/26 (Call 10/09/26)	3,992	3,634,220
1.85%, 05/01/28 (Call 03/01/28)	3,070	2,689,981
1.95%, 11/09/28 (Call 09/09/28)	2,685	2,323,767
2.25%, 11/09/31 (Call 08/09/31)	2,860	2,293,571
2.30%, 05/01/31 (Call 02/01/31)	2,820	2,309,218
3.09%, 09/15/27 (Call 06/15/27)	2,580	2,404,994
3.39%, 05/01/29 (Call 02/01/29)	2,741	2,509,880
5.10%, 08/01/33 (Call 05/01/33)	670	649,650
5.13%, 01/15/29 (Call 12/15/28)	2,371	2,357,770
5.35%, 08/01/53 (Call 02/01/53)	2,539	2,381,026
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,512	2,027,976
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,653	1,512,475
1.80%, 03/15/33 (Call 12/15/32)	1,738	1,272,576
2.10%, 03/15/28 (Call 01/15/28)	1,576	1,388,809
2.20%, 06/15/28 (Call 04/15/28)	1,710	1,500,518
2.70%, 02/15/32 (Call 11/15/31)	885	718,682
2.85%, 12/15/32 (Call 09/15/32)	1,976	1,593,834
3.00%, 01/15/27 (Call 10/15/26)	2,809	2,635,968
3.10%, 12/15/29 (Call 09/15/29)	2,169	1,925,547
3.20%, 02/15/31 (Call 11/15/30)	840	721,946
3.25%, 06/15/29 (Call 03/15/29)	1,302	1,177,567
3.25%, 01/15/31 (Call 10/15/30)	5,139	4,465,228
3.40%, 01/15/28 (Call 11/15/27)	2,105	1,960,332
3.40%, 01/15/30 (Call 10/15/29)	2,200	1,961,522
3.65%, 01/15/28 (Call 10/15/27)	2,499	2,345,708
3.95%, 08/15/27 (Call 05/15/27)	3,606	3,445,191
4.00%, 07/15/29 (Call 04/15/29)	2,322	2,164,338
4.13%, 10/15/26 (Call 07/15/26)	2,871	2,784,860
4.63%, 11/01/25 (Call 09/01/25)	2,887	2,845,922
4.65%, 03/15/47 (Call 09/15/46)	3,154	2,653,032
4.70%, 12/15/28 (Call 11/15/28)	2,130	2,058,269
4.75%, 02/15/29 (Call 01/15/29)	1,775	1,717,621
4.85%, 03/15/30 (Call 01/15/30)	1,100	1,061,022
4.88%, 06/01/26 (Call 03/01/26)	3,129	3,088,794
4.90%, 07/15/33 (Call 04/15/33)	3,155	2,959,264
5.05%, 01/13/26 (Call 05/13/24)	1,370	1,362,342
5.13%, 02/15/34 (Call 11/15/33)	2,795	2,658,320
5.63%, 10/13/32 (Call 07/13/32)	2,850	2,831,196
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,900	1,670,867
3.60%, 02/01/27 (Call 11/01/26)	576	549,862
3.70%, 06/15/30 (Call 03/15/30)	923	830,586
4.13%, 03/15/28 (Call 12/15/27)	1,611	1,531,215
4.40%, 02/01/47 (Call 08/01/46)	1,833	1,431,237
4.65%, 03/15/49 (Call 09/15/48)	1,516	1,232,238
5.25%, 01/15/34 (Call 10/15/33)	590	564,229
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28 (Call 09/15/28)	115	116,996
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,248	1,792,927
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.15%, 09/01/31 (Call 06/01/31)	$2,095	$1,638,563
5.00%, 06/15/28 (Call 05/15/28)	1,370	1,338,417
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	4,277	3,443,907
3.90%, 10/15/29 (Call 07/15/29)	2,373	2,100,189
5.13%, 08/15/26 (Call 05/15/26)	3,566	3,489,863
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	2,695	2,203,954
2.85%, 01/15/32 (Call 08/15/31)(b)	855	687,275
6.10%, 04/01/34 (Call 01/01/34)	585	566,058
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,814	3,429,150
1.75%, 02/01/28 (Call 11/01/27)	3,375	2,962,753
2.20%, 02/01/31 (Call 11/01/30)	3,324	2,690,960
2.25%, 01/15/32 (Call 10/15/31)	3,635	2,885,664
2.45%, 09/13/29 (Call 06/13/29)	6,178	5,313,531
2.65%, 07/15/30 (Call 04/15/30)	1,928	1,645,580
2.65%, 02/01/32 (Call 12/01/31)	2,485	2,027,169
3.25%, 11/30/26 (Call 08/30/26)	3,448	3,269,766
3.25%, 09/13/49 (Call 03/13/49)	5,453	3,570,161
3.30%, 01/15/26 (Call 10/15/25)	5,057	4,869,444
3.38%, 06/15/27 (Call 03/15/27)(b)	2,482	2,341,791
3.38%, 12/01/27 (Call 09/01/27)	4,463	4,173,957
3.50%, 09/01/25 (Call 06/01/25)	5,621	5,474,279
3.80%, 07/15/50 (Call 01/15/50)	3,465	2,484,012
4.25%, 10/01/44 (Call 04/01/44)	1,640	1,295,064
4.25%, 11/30/46 (Call 05/30/46)	2,437	1,913,169
4.75%, 03/15/42 (Call 09/15/41)	2,416	2,086,313
5.50%, 03/08/33 (Call 12/08/32)	3,275	3,232,837
5.85%, 03/08/53 (Call 09/03/52)	2,815	2,730,407
6.25%, 01/15/34 (Call 10/15/33)	895	925,215
6.65%, 01/15/54 (Call 07/15/53)	1,185	1,271,921
6.75%, 02/01/40 (Call 11/01/39)	2,538	2,717,758
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	2,334	2,284,380
4.70%, 06/01/27 (Call 03/01/27)	2,399	2,345,623
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	2,340	1,810,085
2.75%, 11/18/30 (Call 08/18/30)	1,324	1,055,591
4.50%, 03/15/28 (Call 12/15/27)	1,852	1,725,355
4.63%, 03/15/29 (Call 12/15/28)	2,311	2,148,029
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	1,043	897,799
2.70%, 07/15/31 (Call 04/15/31)	3,332	2,687,339
4.20%, 04/15/32 (Call 01/15/32)	2,240	1,962,920
5.50%, 01/15/29 (Call 12/15/28)	1,485	1,459,874
5.70%, 01/15/33 (Call 10/15/32)	2,365	2,289,243
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	1,665	1,328,114
3.13%, 09/01/26 (Call 06/01/26)	1,658	1,544,959
3.88%, 07/15/27 (Call 04/15/27)(b)	1,661	1,542,975
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	2,035	1,502,970
2.10%, 08/01/32 (Call 05/01/32)	1,485	1,124,394
2.10%, 06/15/33 (Call 03/15/33)	1,010	742,333
2.95%, 09/01/26 (Call 06/01/26)	1,495	1,402,888
3.00%, 08/15/31 (Call 05/15/31)	2,418	2,045,347
3.10%, 11/01/34 (Call 08/01/34)	1,208	946,065
3.20%, 01/15/30 (Call 10/15/29)	2,553	2,261,098
3.50%, 07/01/27 (Call 04/01/27)	1,368	1,278,390
3.50%, 01/15/28 (Call 10/15/27)	1,050	973,152
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.40%, 01/26/29 (Call 10/26/28)	$2,050	$1,946,535
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,460	1,974,355
3.00%, 01/15/30 (Call 10/15/29)	2,220	1,910,807
3.25%, 10/15/26 (Call 07/15/26)	1,364	1,282,506
3.85%, 04/01/27 (Call 01/01/27)	1,700	1,617,675
4.00%, 03/01/28 (Call 12/01/27)	1,478	1,387,859
4.13%, 01/15/26 (Call 10/15/25)	3,209	3,116,914
4.38%, 02/01/45 (Call 08/01/44)	788	601,754
4.40%, 01/15/29 (Call 10/15/28)	2,164	2,043,573
4.75%, 11/15/30 (Call 08/15/30)	1,115	1,047,186
4.88%, 04/15/49 (Call 10/15/48)	1,487	1,205,556
5.70%, 09/30/43 (Call 03/30/43)	1,590	1,458,682
VICI Properties LP
4.38%, 05/15/25	3,490	3,433,799
4.75%, 02/15/28 (Call 01/15/28)	6,155	5,915,306
4.95%, 02/15/30 (Call 12/15/29)	4,960	4,701,905
5.13%, 05/15/32 (Call 02/15/32)	6,500	6,041,967
5.63%, 05/15/52 (Call 11/15/51)	3,928	3,428,876
5.75%, 04/01/34 (Call 01/01/34)	480	461,449
6.13%, 04/01/54 (Call 10/01/53)	2,080	1,942,268
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,243	1,916,483
2.70%, 02/15/27 (Call 12/15/26)	3,049	2,831,901
2.75%, 01/15/31 (Call 10/15/30)	1,591	1,336,898
2.75%, 01/15/32 (Call 10/15/31)	2,505	2,044,409
2.80%, 06/01/31 (Call 03/01/31)	4,000	3,343,940
3.10%, 01/15/30 (Call 10/15/29)	4,730	4,156,906
3.85%, 06/15/32 (Call 03/15/32)	1,770	1,558,191
4.00%, 06/01/25 (Call 03/01/25)	5,963	5,850,790
4.13%, 03/15/29 (Call 12/15/28)	3,031	2,839,292
4.25%, 04/01/26 (Call 01/01/26)	4,407	4,295,135
4.25%, 04/15/28 (Call 01/15/28)	3,663	3,490,367
4.95%, 09/01/48 (Call 03/01/48)	1,105	967,684
6.50%, 03/15/41 (Call 09/15/40)	2,467	2,582,439
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	790	665,550
4.00%, 11/15/29 (Call 08/15/29)	3,244	2,996,156
4.00%, 04/15/30 (Call 01/15/30)	3,900	3,593,978
4.00%, 03/09/52 (Call 09/09/51)	1,124	837,907
4.75%, 05/15/26	3,287	3,234,640
6.95%, 10/01/27	2,539	2,652,671
7.38%, 03/15/32	3,088	3,420,796
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	1,490	1,107,583
2.40%, 02/01/31 (Call 11/01/30)	2,143	1,738,163
2.45%, 02/01/32 (Call 11/01/31)	2,660	2,079,386
3.85%, 07/15/29 (Call 04/15/29)	2,381	2,195,776
4.25%, 10/01/26 (Call 07/01/26)	1,645	1,593,399
		1,006,608,727
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,177	1,002,857
2.40%, 08/01/31 (Call 05/01/31)	2,465	1,933,612
3.80%, 11/15/27 (Call 08/15/27)	2,297	2,134,956
3.85%, 03/01/32 (Call 12/01/31)	2,730	2,356,008
4.50%, 10/01/25 (Call 07/01/25)	2,189	2,145,118
4.75%, 06/01/30 (Call 03/01/30)	3,033	2,844,174
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	831	652,495
3.13%, 04/21/26 (Call 01/21/26)	3,543	3,388,460
Security	Par (000)	Value
Retail (continued)
3.75%, 06/01/27 (Call 03/01/27)	$2,639	$2,517,476
3.75%, 04/18/29 (Call 01/18/29)	2,860	2,651,197
4.00%, 04/15/30 (Call 01/15/30)	3,355	3,104,552
4.50%, 02/01/28 (Call 01/01/28)	3,160	3,056,600
4.75%, 08/01/32 (Call 05/01/32)	3,600	3,395,193
4.75%, 02/01/33 (Call 11/01/32)	2,755	2,583,107
5.05%, 07/15/26	1,950	1,935,570
5.20%, 08/01/33 (Call 05/01/33)	1,165	1,131,675
6.25%, 11/01/28 (Call 10/01/28)(b)	2,255	2,323,812
6.55%, 11/01/33 (Call 08/01/33)	1,625	1,724,837
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	3,694	2,988,044
4.45%, 10/01/28 (Call 07/01/28)	3,899	3,754,550
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	5,596	5,007,837
1.60%, 04/20/30 (Call 01/20/30)	7,059	5,801,582
1.75%, 04/20/32 (Call 01/20/32)	4,795	3,757,717
3.00%, 05/18/27 (Call 02/18/27)	6,002	5,667,410
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	3,829	3,643,719
4.55%, 02/15/48 (Call 08/15/47)	2,045	1,597,921
6.30%, 10/10/33 (Call 07/10/33)	910	922,325
Dick's Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(b)	3,080	2,541,370
4.10%, 01/15/52 (Call 07/15/51)	4,030	2,735,730
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	2,908	2,606,590
3.88%, 04/15/27 (Call 01/15/27)	3,646	3,493,491
4.13%, 05/01/28 (Call 02/01/28)	2,477	2,362,947
4.13%, 04/03/50 (Call 10/03/49)	3,170	2,333,977
4.15%, 11/01/25 (Call 08/01/25)	2,787	2,724,611
4.63%, 11/01/27 (Call 10/01/27)	3,142	3,055,379
5.00%, 11/01/32 (Call 08/01/32)(b)	4,115	3,938,502
5.20%, 07/05/28 (Call 06/05/28)	1,575	1,554,577
5.45%, 07/05/33 (Call 04/05/33)(b)	2,195	2,148,664
5.50%, 11/01/52 (Call 05/01/52)	1,171	1,054,735
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,985	3,225,721
3.38%, 12/01/51 (Call 06/01/51)	3,005	1,885,534
4.00%, 05/15/25 (Call 03/15/25)	4,760	4,674,014
4.20%, 05/15/28 (Call 02/15/28)	6,098	5,794,271
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	3,310	2,629,475
2.75%, 02/01/32 (Call 11/01/31)	830	674,636
6.50%, 11/01/28 (Call 10/01/28)	1,725	1,789,843
6.88%, 11/01/33 (Call 08/01/33)	2,015	2,162,146
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	3,562	3,052,357
1.38%, 03/15/31 (Call 12/15/30)	7,570	5,897,096
1.50%, 09/15/28 (Call 07/15/28)	2,180	1,875,496
1.88%, 09/15/31 (Call 06/15/31)	3,070	2,441,488
2.13%, 09/15/26 (Call 06/15/26)	4,455	4,152,360
2.38%, 03/15/51 (Call 09/15/50)	5,535	3,088,781
2.50%, 04/15/27 (Call 02/15/27)	5,034	4,668,283
2.70%, 04/15/30 (Call 01/15/30)	7,021	6,116,999
2.75%, 09/15/51 (Call 03/15/51)	3,250	1,963,545
2.80%, 09/14/27 (Call 06/14/27)	4,374	4,060,491
2.88%, 04/15/27 (Call 03/15/27)	3,230	3,032,179
2.95%, 06/15/29 (Call 03/15/29)	4,116	3,710,985
3.00%, 04/01/26 (Call 01/01/26)	5,862	5,628,051
3.13%, 12/15/49 (Call 06/15/49)	5,874	3,887,283
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.25%, 04/15/32 (Call 01/15/32)	$6,275	$5,456,118
3.30%, 04/15/40 (Call 10/15/39)	4,337	3,295,407
3.35%, 09/15/25 (Call 06/15/25)	3,135	3,052,380
3.35%, 04/15/50 (Call 10/15/49)	5,926	4,088,339
3.50%, 09/15/56 (Call 03/15/56)	3,535	2,442,812
3.63%, 04/15/52 (Call 10/15/51)	6,495	4,697,067
3.90%, 12/06/28 (Call 09/06/28)	5,408	5,146,589
3.90%, 06/15/47 (Call 12/15/46)	5,161	3,990,821
4.00%, 09/15/25 (Call 08/15/25)	1,905	1,870,763
4.20%, 04/01/43 (Call 10/01/42)	4,704	3,909,805
4.25%, 04/01/46 (Call 10/01/45)	6,800	5,588,456
4.40%, 03/15/45 (Call 09/15/44)	3,527	2,981,210
4.50%, 09/15/32 (Call 06/15/32)	2,380	2,277,035
4.50%, 12/06/48 (Call 06/06/48)	6,653	5,627,021
4.88%, 02/15/44 (Call 08/15/43)	4,915	4,444,253
4.90%, 04/15/29 (Call 03/15/29)	2,890	2,858,953
4.95%, 09/30/26 (Call 08/30/26)	2,380	2,367,569
4.95%, 09/15/52 (Call 03/15/52)	2,260	2,048,324
5.40%, 09/15/40 (Call 03/15/40)	2,603	2,542,477
5.88%, 12/16/36	12,778	13,246,528
5.95%, 04/01/41 (Call 10/01/40)	4,505	4,662,323
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,462	4,692,775
1.70%, 09/15/28 (Call 07/15/28)	5,443	4,677,186
1.70%, 10/15/30 (Call 07/15/30)	4,933	3,936,211
2.50%, 04/15/26 (Call 01/15/26)	4,187	3,965,060
2.63%, 04/01/31 (Call 01/01/31)	6,657	5,580,344
2.80%, 09/15/41 (Call 03/15/41)	4,581	3,089,677
3.00%, 10/15/50 (Call 04/15/50)	6,243	3,837,778
3.10%, 05/03/27 (Call 02/03/27)	5,601	5,258,298
3.35%, 04/01/27 (Call 03/01/27)	2,913	2,755,147
3.38%, 09/15/25 (Call 06/15/25)	4,982	4,839,796
3.50%, 04/01/51 (Call 10/01/50)	3,982	2,686,046
3.65%, 04/05/29 (Call 01/05/29)	5,763	5,347,963
3.70%, 04/15/46 (Call 10/15/45)	5,176	3,740,754
3.75%, 04/01/32 (Call 01/01/32)	5,930	5,283,625
4.05%, 05/03/47 (Call 11/03/46)	6,454	4,902,640
4.25%, 04/01/52 (Call 10/01/51)	5,770	4,460,664
4.38%, 09/15/45 (Call 03/15/45)	2,525	2,038,084
4.40%, 09/08/25	2,745	2,705,776
4.45%, 04/01/62 (Call 10/01/61)	3,720	2,845,607
4.50%, 04/15/30 (Call 01/15/30)	5,529	5,283,983
4.55%, 04/05/49 (Call 10/05/48)	2,088	1,696,152
4.65%, 04/15/42 (Call 10/15/41)	2,380	2,047,132
4.80%, 04/01/26 (Call 03/01/26)	2,965	2,931,161
5.00%, 04/15/33 (Call 01/15/33)	3,840	3,709,517
5.00%, 04/15/40 (Call 10/15/39)	2,471	2,243,952
5.13%, 04/15/50 (Call 10/15/49)	1,660	1,469,258
5.15%, 07/01/33 (Call 04/01/33)(b)	3,895	3,804,070
5.50%, 10/15/35	593	589,249
5.63%, 04/15/53 (Call 10/15/52)	5,775	5,513,838
5.75%, 07/01/53 (Call 01/01/53)	1,285	1,248,535
5.80%, 09/15/62 (Call 03/15/62)	3,655	3,503,279
5.85%, 04/01/63 (Call 10/01/62)	3,465	3,351,474
6.50%, 03/15/29	3,245	3,409,632
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	2,160	2,047,835
2.13%, 03/01/30 (Call 12/01/29)	3,750	3,154,688
2.63%, 09/01/29 (Call 06/01/29)	5,343	4,700,184
3.30%, 07/01/25 (Call 06/01/25)	4,711	4,595,004
3.38%, 05/26/25 (Call 02/26/25)	2,590	2,529,992
Security	Par (000)	Value
Retail (continued)
3.50%, 03/01/27 (Call 12/01/26)	$4,579	$4,371,405
3.50%, 07/01/27 (Call 05/01/27)	4,758	4,509,898
3.60%, 07/01/30 (Call 04/01/30)	4,205	3,821,714
3.63%, 05/01/43	1,981	1,491,768
3.63%, 09/01/49 (Call 03/01/49)	7,387	5,280,146
3.70%, 01/30/26 (Call 10/30/25)	6,185	6,015,225
3.70%, 02/15/42	2,596	1,994,792
3.80%, 04/01/28 (Call 01/01/28)	6,326	6,002,437
4.20%, 04/01/50 (Call 10/01/49)	2,586	2,035,119
4.45%, 03/01/47 (Call 09/01/46)	3,820	3,148,651
4.45%, 09/01/48 (Call 03/01/48)	3,660	3,026,673
4.60%, 09/09/32 (Call 06/09/32)	525	499,730
4.60%, 05/26/45 (Call 11/26/44)	2,354	2,004,801
4.70%, 12/09/35 (Call 06/09/35)	4,106	3,819,434
4.80%, 08/14/28 (Call 07/14/28)	1,980	1,946,784
4.88%, 07/15/40	917	835,937
4.88%, 12/09/45 (Call 06/09/45)	6,740	5,940,478
4.95%, 08/14/33 (Call 05/14/33)	2,985	2,884,748
5.15%, 09/09/52 (Call 03/09/52)	1,785	1,627,486
5.45%, 08/14/53 (Call 02/14/53)(b)	3,455	3,292,164
5.70%, 02/01/39	2,074	2,065,130
6.30%, 10/15/37	4,178	4,394,391
6.30%, 03/01/38	3,433	3,614,131
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,295	1,021,588
3.55%, 03/15/26 (Call 12/15/25)	3,108	2,997,726
3.60%, 09/01/27 (Call 06/01/27)	3,501	3,306,970
3.90%, 06/01/29 (Call 03/01/29)	2,647	2,472,037
4.20%, 04/01/30 (Call 01/01/30)	3,381	3,160,160
4.35%, 06/01/28 (Call 03/01/28)	1,950	1,879,723
4.70%, 06/15/32 (Call 03/15/32)	4,300	4,060,001
5.75%, 11/20/26 (Call 10/20/26)	1,920	1,931,561
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,850	3,523,915
1.88%, 04/15/31 (Call 01/15/31)	1,965	1,563,845
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,566	3,255,549
2.25%, 03/12/30 (Call 12/12/29)	3,850	3,252,537
2.45%, 06/15/26 (Call 03/15/26)	2,176	2,046,377
2.55%, 11/15/30 (Call 08/15/30)	5,231	4,419,562
3.00%, 02/14/32 (Call 11/14/31)	4,895	4,158,714
3.35%, 03/12/50 (Call 09/12/49)	2,653	1,777,753
3.50%, 03/01/28 (Call 12/01/27)	2,746	2,575,364
3.50%, 11/15/50 (Call 05/15/50)	4,295	2,994,528
3.55%, 08/15/29 (Call 05/15/29)	3,860	3,568,895
3.75%, 12/01/47 (Call 06/01/47)	1,789	1,319,668
3.80%, 08/15/25 (Call 06/15/25)	4,556	4,457,958
4.00%, 11/15/28 (Call 08/15/28)	3,770	3,589,183
4.30%, 06/15/45 (Call 12/15/44)	2,896	2,362,608
4.45%, 08/15/49 (Call 02/15/49)	2,569	2,093,847
4.50%, 11/15/48 (Call 05/15/48)	5,505	4,552,252
4.75%, 02/15/26 (Call 01/15/26)	3,125	3,087,754
4.80%, 02/15/33 (Call 11/15/32)(b)	2,475	2,373,729
4.85%, 02/08/27 (Call 01/08/27)	2,365	2,337,340
4.90%, 02/15/31 (Call 12/15/30)	1,335	1,298,468
5.00%, 02/15/34 (Call 11/15/33)	1,325	1,266,637
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	4,737	4,372,027
2.35%, 02/15/30 (Call 11/15/29)	3,866	3,324,547
2.50%, 04/15/26	5,046	4,818,718
2.65%, 09/15/30 (Call 06/15/30)	2,614	2,268,624
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.95%, 01/15/52 (Call 07/15/51)	$4,780	$3,028,271
3.38%, 04/15/29 (Call 01/15/29)	4,693	4,347,600
3.63%, 04/15/46	3,908	2,902,295
3.90%, 11/15/47 (Call 05/15/47)	3,207	2,474,695
4.00%, 07/01/42	2,656	2,187,387
4.40%, 01/15/33 (Call 10/15/32)	2,275	2,152,336
4.50%, 09/15/32 (Call 06/15/32)	4,425	4,196,474
4.80%, 01/15/53 (Call 07/15/52)(b)	5,256	4,687,461
6.35%, 11/01/32	581	619,770
6.50%, 10/15/37	1,528	1,656,726
7.00%, 01/15/38	1,299	1,477,318
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	1,156	989,955
1.60%, 05/15/31 (Call 02/15/31)	385	304,502
2.25%, 09/15/26 (Call 06/15/26)	6,495	6,071,349
3.88%, 04/15/30 (Call 01/15/30)	3,480	3,231,991
4.50%, 04/15/50 (Call 10/15/49)	2,775	2,390,216
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	3,075	2,447,109
5.25%, 05/15/33 (Call 02/15/33)	1,030	1,006,873
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	1,162	1,022,549
2.50%, 09/22/41 (Call 03/22/41)	6,166	4,178,751
2.65%, 09/22/51 (Call 03/22/51)	7,355	4,514,274
2.95%, 09/24/49 (Call 03/24/49)	1,848	1,222,371
3.05%, 07/08/26 (Call 05/08/26)	1,230	1,178,819
3.25%, 07/08/29 (Call 04/08/29)	2,833	2,620,461
3.55%, 06/26/25 (Call 04/26/25)	1,260	1,235,729
3.63%, 12/15/47 (Call 06/15/47)	905	695,458
3.70%, 06/26/28 (Call 03/26/28)	4,507	4,311,764
3.90%, 04/15/28 (Call 03/15/28)	3,540	3,412,689
3.95%, 06/28/38 (Call 12/28/37)	1,850	1,617,624
4.00%, 04/15/26 (Call 03/15/26)	2,315	2,271,686
4.00%, 04/15/30 (Call 02/15/30)	3,124	2,974,936
4.00%, 04/11/43 (Call 10/11/42)	235	196,187
4.05%, 06/29/48 (Call 12/29/47)	3,835	3,129,928
4.10%, 04/15/33 (Call 01/15/33)(b)	3,995	3,731,264
4.15%, 09/09/32 (Call 06/09/32)	4,340	4,097,977
4.30%, 04/22/44 (Call 10/22/43)	90	78,579
4.50%, 09/09/52 (Call 03/09/52)	3,110	2,700,322
4.50%, 04/15/53 (Call 10/15/52)	8,965	7,805,485
5.00%, 10/25/40	235	225,767
5.25%, 09/01/35	2,240	2,262,808
5.63%, 04/01/40	1,466	1,508,059
5.63%, 04/15/41	85	87,305
5.88%, 04/05/27	330	339,280
6.20%, 04/15/38	1,554	1,688,857
6.50%, 08/15/37	5,695	6,328,393
7.55%, 02/15/30	2,805	3,192,350
		688,966,234
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	3,375	3,080,014
4.39%, 06/01/52 (Call 12/01/51)	2,635	2,189,030
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	3,604	3,110,835
2.10%, 10/01/31 (Call 07/01/31)	3,305	2,672,727
2.80%, 10/01/41 (Call 04/01/41)	3,525	2,423,548
2.95%, 10/01/51 (Call 04/01/51)	4,090	2,595,107
3.45%, 06/15/27 (Call 03/15/27)	3,357	3,179,544
3.50%, 12/05/26 (Call 09/05/26)	6,163	5,910,724
Security	Par (000)	Value
Semiconductors (continued)
5.05%, 04/01/34 (Call 01/01/34)	$1,925	$1,889,168
5.30%, 12/15/45 (Call 06/15/45)	300	283,122
5.30%, 04/01/54 (Call 10/01/53)	1,925	1,830,669
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	5,535	4,561,722
2.75%, 06/01/50 (Call 12/01/49)	3,531	2,260,983
3.30%, 04/01/27 (Call 01/01/27)	6,535	6,219,921
3.90%, 10/01/25 (Call 07/01/25)	4,361	4,276,583
4.35%, 04/01/47 (Call 10/01/46)	4,367	3,719,312
5.10%, 10/01/35 (Call 04/01/35)	2,604	2,578,752
5.85%, 06/15/41	2,779	2,879,018
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	4,579	4,272,563
3.88%, 01/15/27 (Call 10/15/26)	14,692	14,102,172
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	810	711,505
2.45%, 02/15/31 (Call 11/15/30)(c)	10,980	9,024,838
2.60%, 02/15/33 (Call 11/15/32)(c)	5,965	4,692,100
3.14%, 11/15/35 (Call 08/15/35)(c)	6,835	5,309,792
3.15%, 11/15/25 (Call 10/15/25)	4,617	4,449,153
3.19%, 11/15/36 (Call 08/15/36)(c)	3,670	2,814,994
3.42%, 04/15/33 (Call 01/15/33)(c)	13,431	11,280,478
3.46%, 09/15/26 (Call 07/15/26)	1,685	1,610,430
3.47%, 04/15/34 (Call 01/15/34)(c)	13,020	10,785,986
3.50%, 02/15/41 (Call 08/15/40)(c)	11,833	8,790,694
3.75%, 02/15/51 (Call 08/15/50)(c)	6,286	4,507,880
4.00%, 04/15/29 (Call 02/15/29)(c)	5,090	4,760,042
4.11%, 09/15/28 (Call 06/15/28)	750	710,883
4.15%, 11/15/30 (Call 08/15/30)	5,545	5,120,019
4.15%, 04/15/32 (Call 01/15/32)(c)	4,915	4,429,045
4.30%, 11/15/32 (Call 08/15/32)	8,034	7,314,890
4.75%, 04/15/29 (Call 01/15/29)	1,535	1,486,530
4.93%, 05/15/37 (Call 02/15/37)(c)	19,810	18,103,693
5.00%, 04/15/30 (Call 01/15/30)	940	923,294
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,763	4,093,491
2.00%, 08/12/31 (Call 05/12/31)	6,055	4,813,836
2.45%, 11/15/29 (Call 08/15/29)	8,267	7,141,970
2.60%, 05/19/26 (Call 02/19/26)	4,801	4,544,922
2.80%, 08/12/41 (Call 02/12/41)	3,640	2,450,827
3.05%, 08/12/51 (Call 02/12/51)	3,620	2,223,741
3.10%, 02/15/60 (Call 08/15/59)	5,695	3,348,801
3.15%, 05/11/27 (Call 02/11/27)	4,338	4,079,111
3.20%, 08/12/61 (Call 02/12/61)	2,700	1,602,285
3.25%, 11/15/49 (Call 05/15/49)	11,123	7,214,246
3.70%, 07/29/25 (Call 04/29/25)	8,704	8,509,040
3.73%, 12/08/47 (Call 06/08/47)	8,175	5,855,999
3.75%, 03/25/27 (Call 01/25/27)	5,200	4,984,654
3.75%, 08/05/27 (Call 07/05/27)	4,425	4,224,063
3.90%, 03/25/30 (Call 12/25/29)	6,744	6,229,795
4.00%, 08/05/29 (Call 06/05/29)	4,500	4,236,144
4.00%, 12/15/32	4,036	3,635,206
4.10%, 05/19/46 (Call 11/19/45)	5,282	4,142,365
4.10%, 05/11/47 (Call 11/11/46)	6,178	4,777,201
4.15%, 08/05/32 (Call 05/05/32)	3,595	3,280,981
4.25%, 12/15/42	4,847	3,941,797
4.60%, 03/25/40 (Call 09/25/39)	4,649	4,105,646
4.75%, 03/25/50 (Call 09/25/49)	7,479	6,275,777
4.80%, 10/01/41	2,375	2,106,771
4.88%, 02/10/26	7,560	7,491,456
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.88%, 02/10/28 (Call 01/10/28)	$6,351	$6,257,237
4.90%, 07/29/45 (Call 01/29/45)	3,016	2,728,284
4.90%, 08/05/52 (Call 02/05/52)	4,130	3,536,994
4.95%, 03/25/60 (Call 09/25/59)	4,099	3,501,894
5.00%, 02/21/31 (Call 12/21/30)	3,540	3,455,194
5.05%, 08/05/62 (Call 02/05/62)	3,656	3,125,788
5.13%, 02/10/30 (Call 12/10/29)	5,485	5,430,720
5.15%, 02/21/34 (Call 11/21/33)	2,125	2,048,107
5.20%, 02/10/33 (Call 11/10/32)(b)	8,625	8,419,751
5.60%, 02/21/54 (Call 08/21/53)	1,270	1,195,827
5.63%, 02/10/43 (Call 08/10/42)	4,300	4,168,878
5.70%, 02/10/53 (Call 08/10/52)	7,170	6,845,962
5.90%, 02/10/63 (Call 08/10/62)	5,345	5,200,238
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,733	2,552,264
4.10%, 03/15/29 (Call 12/15/28)	5,873	5,608,848
4.65%, 07/15/32 (Call 04/15/32)	2,455	2,346,287
4.70%, 02/01/34 (Call 11/01/33)	1,530	1,455,248
4.95%, 07/15/52 (Call 01/15/52)	5,420	4,917,538
5.00%, 03/15/49 (Call 09/15/48)	2,089	1,898,349
5.25%, 07/15/62 (Call 01/15/62)	3,435	3,182,115
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,625	3,816,022
2.88%, 06/15/50 (Call 12/15/49)	3,479	2,213,728
3.13%, 06/15/60 (Call 12/15/59)	3,056	1,878,646
3.75%, 03/15/26 (Call 01/15/26)	5,560	5,402,110
4.00%, 03/15/29 (Call 12/15/28)	4,566	4,337,145
4.88%, 03/15/49 (Call 09/15/48)	3,865	3,465,582
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,575	3,313,800
2.45%, 04/15/28 (Call 02/15/28)	3,832	3,400,739
2.95%, 04/15/31 (Call 01/15/31)	3,190	2,680,230
4.88%, 06/22/28 (Call 03/22/28)	1,030	999,034
5.75%, 02/15/29 (Call 01/15/29)	1,185	1,190,520
5.95%, 09/15/33 (Call 06/15/33)	1,375	1,382,051
Microchip Technology Inc.
4.25%, 09/01/25 (Call 05/31/24)	6,115	6,001,143
5.05%, 03/15/29 (Call 02/15/29)	2,595	2,550,971
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,477	3,622,986
3.37%, 11/01/41 (Call 05/01/41)	2,810	1,994,706
3.48%, 11/01/51 (Call 05/01/51)	2,490	1,655,366
4.19%, 02/15/27 (Call 12/15/26)	4,289	4,140,605
4.66%, 02/15/30 (Call 11/15/29)	3,812	3,626,278
4.98%, 02/06/26 (Call 12/06/25)	3,366	3,328,726
5.30%, 01/15/31 (Call 11/15/30)	2,025	1,986,494
5.33%, 02/06/29 (Call 11/06/28)	3,099	3,068,757
5.38%, 04/15/28 (Call 03/15/28)	2,730	2,714,797
5.88%, 02/09/33 (Call 11/09/32)	2,750	2,759,228
5.88%, 09/15/33 (Call 06/15/33)	3,725	3,739,275
6.75%, 11/01/29 (Call 09/01/29)	5,230	5,498,274
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	7,560	6,618,890
2.00%, 06/15/31 (Call 03/15/31)	4,393	3,597,520
2.85%, 04/01/30 (Call 01/01/30)	5,812	5,156,351
3.20%, 09/16/26 (Call 06/16/26)	4,527	4,343,228
3.50%, 04/01/40 (Call 10/01/39)	4,878	3,924,894
3.50%, 04/01/50 (Call 10/01/49)	8,137	6,045,804
3.70%, 04/01/60 (Call 10/01/59)	3,010	2,208,322
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	$3,455	$3,436,409
5.55%, 12/01/28 (Call 09/01/28)	2,512	2,507,265
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,344	3,546,237
2.65%, 02/15/32 (Call 11/15/31)	4,251	3,437,222
2.70%, 05/01/25 (Call 04/01/25)	2,514	2,443,943
3.13%, 02/15/42 (Call 08/15/41)	2,515	1,716,233
3.15%, 05/01/27 (Call 03/01/27)	2,855	2,668,414
3.25%, 05/11/41 (Call 11/11/40)	5,315	3,744,264
3.25%, 11/30/51 (Call 05/30/51)	3,160	2,006,903
3.40%, 05/01/30 (Call 02/01/30)	4,423	3,926,028
3.88%, 06/18/26 (Call 04/18/26)	3,800	3,669,493
4.30%, 06/18/29 (Call 03/18/29)	5,334	5,031,945
4.40%, 06/01/27 (Call 05/01/27)	1,210	1,171,982
5.00%, 01/15/33 (Call 10/15/32)	4,550	4,313,794
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	4,970	4,589,506
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,435	3,830,389
1.65%, 05/20/32 (Call 02/20/32)	6,408	4,903,392
2.15%, 05/20/30 (Call 02/20/30)	6,715	5,687,663
3.25%, 05/20/27 (Call 02/20/27)	9,292	8,806,224
3.25%, 05/20/50 (Call 11/20/49)	4,149	2,863,289
3.45%, 05/20/25 (Call 02/20/25)	966	948,451
4.25%, 05/20/32 (Call 02/20/32)	2,406	2,244,522
4.30%, 05/20/47 (Call 11/20/46)	6,655	5,531,626
4.50%, 05/20/52 (Call 11/20/51)	4,315	3,633,265
4.65%, 05/20/35 (Call 11/20/34)	5,637	5,363,902
4.80%, 05/20/45 (Call 11/20/44)	5,951	5,377,148
5.40%, 05/20/33 (Call 02/20/33)(b)	3,845	3,893,381
6.00%, 05/20/53 (Call 11/20/52)	4,370	4,589,066
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	3,870	3,567,319
3.00%, 06/01/31 (Call 03/01/31)	3,030	2,500,283
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	1,165	1,059,980
1.75%, 05/04/30 (Call 02/04/30)	5,250	4,340,429
1.90%, 09/15/31 (Call 06/15/31)	3,195	2,584,392
2.25%, 09/04/29 (Call 06/04/29)	3,723	3,232,256
2.70%, 09/15/51 (Call 03/15/51)	2,275	1,373,135
2.90%, 11/03/27 (Call 08/03/27)	4,066	3,783,206
3.65%, 08/16/32 (Call 05/16/32)	3,420	3,061,382
3.88%, 03/15/39 (Call 09/15/38)	3,768	3,202,509
4.10%, 08/16/52 (Call 02/16/52)	1,561	1,251,931
4.15%, 05/15/48 (Call 11/15/47)	7,406	5,994,359
4.60%, 02/08/27 (Call 01/08/27)	1,345	1,330,420
4.60%, 02/15/28 (Call 01/15/28)	2,895	2,848,251
4.60%, 02/08/29 (Call 01/08/29)	1,505	1,476,593
4.85%, 02/08/34 (Call 11/08/33)	1,145	1,110,236
4.90%, 03/14/33 (Call 12/14/32)	2,500	2,445,473
5.00%, 03/14/53 (Call 09/14/52)	2,715	2,484,149
5.05%, 05/18/63 (Call 11/18/62)	3,510	3,179,503
5.15%, 02/08/54 (Call 08/08/53)	1,125	1,053,305
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	6,840	6,260,522
2.50%, 10/25/31 (Call 07/25/31)	7,045	5,857,456
3.13%, 10/25/41 (Call 04/25/41)	5,540	4,213,150
3.25%, 10/25/51 (Call 04/25/51)	4,920	3,508,495
3.88%, 04/22/27 (Call 03/22/27)	1,255	1,205,554
4.13%, 04/22/29 (Call 02/22/29)(b)	855	816,318
4.25%, 04/22/32 (Call 01/22/32)(b)	1,905	1,798,833
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 04/22/52 (Call 10/22/51)(b)	$1,495	$1,360,539
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,606	3,913,815
		673,405,379
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,904	2,505,054
3.48%, 12/01/27 (Call 09/01/27)	3,151	2,924,394
3.84%, 05/01/25 (Call 04/01/25)	2,500	2,445,392
4.20%, 05/01/30 (Call 02/01/30)	1,905	1,749,278
		9,624,118
Software — 0.6%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5,196	4,806,925
2.30%, 02/01/30 (Call 11/01/29)	7,106	6,108,700
4.80%, 04/04/29 (Call 03/04/29)	1,920	1,899,650
4.85%, 04/04/27 (Call 03/04/27)	1,160	1,154,292
4.95%, 04/04/34 (Call 01/04/34)	1,820	1,774,605
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	4,718	3,809,430
2.85%, 01/15/30 (Call 10/15/29)	2,862	2,493,968
3.50%, 06/15/27 (Call 03/15/27)	3,985	3,774,863
4.38%, 06/15/25 (Call 03/15/25)	3,357	3,316,455
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	6,066	4,966,844
2.90%, 12/01/29 (Call 09/01/29)	4,523	3,937,077
3.40%, 06/27/26 (Call 03/27/26)	3,337	3,189,484
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	3,490	3,480,979
6.65%, 08/02/26 (Call 07/02/26)	3,240	3,264,939
6.85%, 08/02/33 (Call 05/02/33)	3,490	3,367,052
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	4,357	3,479,623
2.95%, 02/15/51 (Call 08/15/50)	2,823	1,768,692
4.80%, 03/01/26 (Call 12/01/25)	3,712	3,667,578
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	7,128	6,576,991
1.65%, 03/01/28 (Call 01/01/28)	3,899	3,387,454
2.25%, 03/01/31 (Call 12/01/30)(b)	40	32,856
3.10%, 03/01/41 (Call 09/01/40)	3,680	2,556,544
3.75%, 05/21/29 (Call 02/21/29)(b)	450	419,779
4.50%, 08/15/46 (Call 02/15/46)	1,262	999,790
5.10%, 07/15/32 (Call 04/15/32)(b)	2,640	2,559,870
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	2,855	2,595,384
2.65%, 06/01/30 (Call 03/01/30)	6,339	5,390,038
3.20%, 07/01/26 (Call 05/01/26)	8,434	8,029,876
3.50%, 07/01/29 (Call 04/01/29)	10,365	9,442,111
3.85%, 06/01/25 (Call 03/01/25)	4,945	4,845,284
4.20%, 10/01/28 (Call 07/01/28)	5,012	4,748,299
4.40%, 07/01/49 (Call 01/01/49)	9,140	7,306,093
5.15%, 03/15/27 (Call 02/15/27)	2,460	2,436,298
5.35%, 03/15/31 (Call 01/15/31)	2,500	2,464,716
5.38%, 08/21/28 (Call 07/21/28)	3,000	2,980,956
5.45%, 03/02/28 (Call 02/02/28)	3,779	3,768,070
5.45%, 03/15/34 (Call 12/15/33)	2,360	2,307,795
5.60%, 03/02/33 (Call 12/02/32)	2,150	2,129,520
5.63%, 08/21/33 (Call 05/21/33)	2,990	2,967,839
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,225	4,001,948
1.35%, 07/15/27 (Call 05/15/27)	3,319	2,943,087
Security	Par (000)	Value
Software (continued)
1.65%, 07/15/30 (Call 04/15/30)	$4,762	$3,860,413
5.13%, 09/15/28 (Call 08/15/28)	4,155	4,142,675
5.20%, 09/15/33 (Call 06/15/33)	3,955	3,904,366
5.25%, 09/15/26 (Call 08/15/26)	2,835	2,840,125
5.50%, 09/15/53 (Call 03/15/53)	1,635	1,596,955
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(c)	3,565	2,859,509
2.40%, 08/08/26 (Call 05/08/26)	16,030	15,102,401
2.50%, 09/15/50 (Call 03/15/50)(c)	5,753	3,461,454
2.53%, 06/01/50 (Call 12/01/49)	31,040	18,989,314
2.68%, 06/01/60 (Call 12/01/59)	14,733	8,632,425
2.92%, 03/17/52 (Call 09/17/51)	24,691	16,245,547
3.04%, 03/17/62 (Call 09/17/61)	7,569	4,830,185
3.13%, 11/03/25 (Call 08/03/25)	9,091	8,820,308
3.30%, 02/06/27 (Call 11/06/26)	15,080	14,446,660
3.40%, 09/15/26 (Call 06/15/26)(c)	5,395	5,187,332
3.40%, 06/15/27 (Call 03/15/27)(c)	2,785	2,650,131
3.45%, 08/08/36 (Call 02/08/36)	7,841	6,670,010
3.50%, 02/12/35 (Call 08/12/34)	11,811	10,427,294
3.50%, 11/15/42	2,980	2,379,993
3.70%, 08/08/46 (Call 02/08/46)	4,050	3,208,005
3.75%, 02/12/45 (Call 08/12/44)	2,195	1,794,703
3.95%, 08/08/56 (Call 02/08/56)	1,050	829,755
4.00%, 02/12/55 (Call 08/12/54)	2,110	1,710,221
4.10%, 02/06/37 (Call 08/06/36)	3,501	3,196,363
4.20%, 11/03/35 (Call 05/03/35)	1,390	1,300,185
4.25%, 02/06/47 (Call 08/06/46)	1,827	1,610,909
4.45%, 11/03/45 (Call 05/03/45)	3,546	3,205,184
4.50%, 10/01/40	2,970	2,802,248
4.50%, 06/15/47 (Call 12/15/46)(c)	3,883	3,458,414
4.50%, 02/06/57 (Call 08/06/56)	1,320	1,174,395
5.20%, 06/01/39	1,160	1,179,487
5.30%, 02/08/41(b)	3,035	3,150,953
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	9,310	8,651,438
2.30%, 03/25/28 (Call 01/25/28)	9,485	8,439,163
2.65%, 07/15/26 (Call 04/15/26)	13,800	12,963,061
2.80%, 04/01/27 (Call 02/01/27)	9,622	8,942,569
2.88%, 03/25/31 (Call 12/25/30)	12,536	10,601,795
2.95%, 05/15/25 (Call 02/15/25)	8,324	8,094,777
2.95%, 04/01/30 (Call 01/01/30)	13,305	11,557,461
3.25%, 11/15/27 (Call 08/15/27)	9,422	8,756,495
3.25%, 05/15/30 (Call 02/15/30)	1,554	1,374,595
3.60%, 04/01/40 (Call 10/01/39)	14,240	10,658,640
3.60%, 04/01/50 (Call 10/01/49)	17,758	12,014,465
3.65%, 03/25/41 (Call 09/25/40)	8,743	6,519,861
3.80%, 11/15/37 (Call 05/15/37)	7,688	6,153,891
3.85%, 07/15/36 (Call 01/15/36)	5,797	4,745,035
3.85%, 04/01/60 (Call 10/01/59)	13,711	9,128,674
3.90%, 05/15/35 (Call 11/15/34)	5,380	4,537,959
3.95%, 03/25/51 (Call 09/25/50)	13,152	9,398,366
4.00%, 07/15/46 (Call 01/15/46)	11,439	8,475,691
4.00%, 11/15/47 (Call 05/15/47)	8,833	6,469,820
4.10%, 03/25/61 (Call 09/25/60)	6,075	4,235,590
4.13%, 05/15/45 (Call 11/15/44)	8,564	6,524,948
4.30%, 07/08/34 (Call 01/08/34)	7,457	6,623,543
4.38%, 05/15/55 (Call 11/15/54)	5,099	3,853,385
4.50%, 05/06/28 (Call 04/06/28)	2,470	2,393,320
4.50%, 07/08/44 (Call 01/08/44)	3,688	2,976,392
4.65%, 05/06/30 (Call 03/06/30)	2,275	2,181,159
4.90%, 02/06/33 (Call 11/06/32)	5,075	4,806,164
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.38%, 07/15/40	$8,489	$7,832,286
5.55%, 02/06/53 (Call 08/06/52)	7,975	7,319,202
5.80%, 11/10/25	2,345	2,351,497
6.13%, 07/08/39	5,328	5,353,071
6.15%, 11/09/29 (Call 09/09/29)	5,670	5,848,209
6.25%, 11/09/32 (Call 08/09/32)	7,887	8,184,086
6.50%, 04/15/38	7,020	7,309,412
6.90%, 11/09/52 (Call 05/09/52)	9,070	9,830,280
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	4,076	3,828,052
1.40%, 09/15/27 (Call 07/15/27)	3,361	2,945,645
1.75%, 02/15/31 (Call 11/15/30)	4,728	3,713,398
2.00%, 06/30/30 (Call 03/30/30)	3,279	2,680,164
2.95%, 09/15/29 (Call 06/15/29)	3,718	3,274,696
3.80%, 12/15/26 (Call 09/15/26)	3,962	3,806,893
3.85%, 12/15/25 (Call 09/15/25)	2,971	2,893,928
4.20%, 09/15/28 (Call 06/15/28)	4,134	3,948,033
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	3,355	2,900,475
1.95%, 07/15/31 (Call 04/15/31)	5,342	4,308,615
2.70%, 07/15/41 (Call 01/15/41)	4,160	2,837,970
2.90%, 07/15/51 (Call 01/15/51)	5,950	3,740,286
3.05%, 07/15/61 (Call 01/15/61)	4,630	2,798,690
3.70%, 04/11/28 (Call 01/11/28)	9,321	8,870,186
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	8,329	6,583,457
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	4,085	3,885,643
4.00%, 04/14/32 (Call 01/14/32)	2,733	2,445,846
4.95%, 03/28/28 (Call 02/28/28)	3,685	3,605,949
5.00%, 03/28/26	5,155	5,092,255
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	4,697	4,270,871
1.80%, 08/15/28 (Call 06/15/28)	3,089	2,647,156
2.20%, 08/15/31 (Call 05/15/31)	2,573	2,033,955
3.90%, 08/21/27 (Call 05/21/27)	4,381	4,145,896
4.50%, 05/15/25 (Call 04/15/25)	3,301	3,261,489
4.65%, 05/15/27 (Call 03/15/27)	4,586	4,458,505
4.70%, 05/15/30 (Call 02/15/30)	3,025	2,869,999
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	4,080	3,873,859
3.70%, 04/01/29 (Call 02/01/29)	3,443	3,180,620
3.80%, 04/01/32 (Call 01/01/32)	4,560	4,027,334
		664,855,838
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,315	3,716,398
3.63%, 04/22/29 (Call 01/22/29)	6,611	6,040,006
4.38%, 07/16/42	5,130	4,250,096
4.38%, 04/22/49 (Call 10/22/48)(b)	5,441	4,417,548
4.70%, 07/21/32 (Call 04/21/32)	3,965	3,705,661
6.13%, 11/15/37	3,830	3,938,483
6.13%, 03/30/40	7,982	8,029,134
6.38%, 03/01/35	4,973	5,224,930
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	14,296	12,491,272
1.70%, 03/25/26 (Call 05/13/24)	7,536	7,021,475
2.25%, 02/01/32 (Call 11/01/31)	13,116	10,354,552
2.30%, 06/01/27 (Call 04/01/27)	6,567	5,987,939
2.55%, 12/01/33 (Call 09/01/33)	15,313	11,822,947
2.75%, 06/01/31 (Call 03/01/31)	11,681	9,774,607
Security	Par (000)	Value
Telecommunications (continued)
2.95%, 07/15/26 (Call 04/15/26)	$3,351	$3,175,362
3.10%, 02/01/43 (Call 08/01/42)	1,680	1,183,249
3.30%, 02/01/52 (Call 08/01/51)	2,680	1,734,454
3.50%, 06/01/41 (Call 12/01/40)	12,345	9,163,753
3.50%, 09/15/53 (Call 03/15/53)	32,681	21,519,384
3.50%, 02/01/61 (Call 08/01/60)	1,655	1,056,701
3.55%, 09/15/55 (Call 03/15/55)	30,918	20,133,647
3.65%, 06/01/51 (Call 12/01/50)	10,401	7,160,439
3.65%, 09/15/59 (Call 03/15/59)	26,537	17,217,986
3.80%, 02/15/27 (Call 11/15/26)	2,969	2,843,747
3.80%, 12/01/57 (Call 06/01/57)	25,236	17,055,784
3.85%, 06/01/60 (Call 12/01/59)	7,465	5,048,282
3.88%, 01/15/26 (Call 10/15/25)	2,869	2,790,443
4.10%, 02/15/28 (Call 11/15/27)	2,615	2,496,259
4.25%, 03/01/27 (Call 12/01/26)	3,084	2,995,625
4.30%, 02/15/30 (Call 11/15/29)	12,792	12,028,519
4.30%, 12/15/42 (Call 06/15/42)	3,963	3,208,890
4.35%, 03/01/29 (Call 12/01/28)	12,439	11,877,289
4.35%, 06/15/45 (Call 12/15/44)	3,490	2,818,124
4.50%, 05/15/35 (Call 11/15/34)	13,424	12,049,347
4.50%, 03/09/48 (Call 09/09/47)	5,430	4,371,283
4.55%, 03/09/49 (Call 09/09/48)	4,099	3,323,855
4.65%, 06/01/44 (Call 12/01/43)	3,344	2,778,698
4.75%, 05/15/46 (Call 11/15/45)	4,041	3,418,732
4.80%, 06/15/44 (Call 12/15/43)	900	763,062
4.85%, 03/01/39 (Call 09/01/38)	12,282	10,932,778
4.85%, 07/15/45 (Call 01/15/45)	2,524	2,170,663
4.90%, 08/15/37 (Call 02/14/37)	4,613	4,188,274
5.15%, 03/15/42	650	583,888
5.15%, 11/15/46 (Call 05/15/46)	1,991	1,785,819
5.15%, 02/15/50 (Call 08/14/49)	1,467	1,288,407
5.25%, 03/01/37 (Call 09/01/36)	2,410	2,288,521
5.35%, 09/01/40	1,333	1,242,470
5.40%, 02/15/34 (Call 11/15/33)	10,385	10,157,802
5.45%, 03/01/47 (Call 09/01/46)	2,227	2,089,498
5.54%, 02/20/26 (Call 05/13/24)	905	902,558
5.55%, 08/15/41	1,912	1,831,632
5.65%, 02/15/47 (Call 08/15/46)(b)	962	928,578
5.70%, 03/01/57 (Call 09/01/56)	1,076	1,023,202
6.00%, 08/15/40 (Call 05/15/40)	2,174	2,160,045
6.30%, 01/15/38	895	921,453
6.38%, 03/01/41	1,189	1,221,625
6.55%, 02/15/39	660	689,460
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	3,580	2,492,062
4.30%, 07/29/49 (Call 01/29/49)	2,895	2,290,051
4.46%, 04/01/48 (Call 10/01/47)	5,621	4,567,103
5.10%, 05/11/33 (Call 02/11/33)	4,125	3,958,176
5.20%, 02/15/34 (Call 11/15/33)	2,030	1,942,253
5.55%, 02/15/54 (Call 08/15/53)	2,400	2,253,825
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	3,029	2,120,634
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	3,245	2,538,372
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	1,215	774,638
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	4,323	4,256,642
9.63%, 12/15/30	9,611	11,489,911
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	4,812	4,533,037
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.95%, 02/28/26	$4,215	$4,047,534
3.50%, 06/15/25	2,898	2,840,615
4.80%, 02/26/27 (Call 01/26/27)	5,885	5,834,105
4.85%, 02/26/29 (Call 01/26/29)	8,176	8,075,673
4.90%, 02/26/26	3,845	3,825,582
4.95%, 02/26/31 (Call 12/26/30)	4,395	4,323,125
5.05%, 02/26/34 (Call 11/26/33)	6,180	6,051,493
5.30%, 02/26/54 (Call 08/26/53)	4,655	4,482,922
5.35%, 02/26/64 (Call 08/26/63)	3,345	3,190,611
5.50%, 01/15/40	8,366	8,328,610
5.90%, 02/15/39	9,910	10,303,239
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	1,948	1,446,304
4.38%, 11/15/57 (Call 05/15/57)	3,692	2,819,222
4.70%, 03/15/37	1,667	1,490,034
4.75%, 03/15/42	1,750	1,511,025
5.35%, 11/15/48 (Call 05/15/48)	2,704	2,480,634
5.45%, 11/15/79 (Call 05/19/79)	3,688	3,260,140
5.75%, 08/15/40	2,572	2,480,612
5.85%, 11/15/68 (Call 05/15/68)	1,837	1,736,140
Deutsche Telekom International Finance BV
8.75%, 06/15/30	13,895	16,012,295
9.25%, 06/01/32	3,777	4,631,079
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	1,900	1,767,121
2.00%, 12/10/30 (Call 09/10/30)	2,496	1,965,373
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,473,100
5.95%, 03/15/41	1,649	1,606,092
Koninklijke KPN NV, 8.38%, 10/01/30	1,382	1,572,853
KT Corp., 4.00%, 08/08/25(c)	20	19,571
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	2,471	2,024,530
2.75%, 05/24/31 (Call 02/24/31)	4,460	3,705,160
4.60%, 02/23/28 (Call 11/23/27)	3,860	3,741,319
4.60%, 05/23/29 (Call 02/23/29)	4,241	4,072,351
5.00%, 04/15/29 (Call 03/15/29)	3,200	3,128,444
5.40%, 04/15/34 (Call 01/15/34)	2,280	2,216,336
5.50%, 09/01/44	1,248	1,178,729
5.60%, 06/01/32 (Call 03/01/32)	2,770	2,754,863
Nokia OYJ
4.38%, 06/12/27	3,238	3,098,156
6.63%, 05/15/39	2,196	2,083,745
Orange SA
5.38%, 01/13/42	4,309	4,056,897
5.50%, 02/06/44 (Call 08/06/43)	3,374	3,214,565
9.00%, 03/01/31	10,565	12,485,619
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,902	3,651,400
3.20%, 03/15/27 (Call 02/15/27)	3,440	3,226,966
3.63%, 12/15/25 (Call 09/15/25)	4,468	4,313,944
3.70%, 11/15/49 (Call 05/15/49)	4,453	3,069,315
3.80%, 03/15/32 (Call 12/15/31)	4,345	3,791,173
4.30%, 02/15/48 (Call 08/15/47)	3,312	2,542,515
4.35%, 05/01/49 (Call 11/01/48)	5,283	4,069,153
4.50%, 03/15/42 (Call 09/15/41)	3,350	2,759,001
4.50%, 03/15/43 (Call 09/15/42)	2,263	1,849,336
4.55%, 03/15/52 (Call 09/15/51)	6,135	4,845,787
5.00%, 02/15/29 (Call 01/15/29)	2,486	2,418,044
5.00%, 03/15/44 (Call 09/15/43)	4,133	3,569,509
5.30%, 02/15/34 (Call 11/15/33)	4,745	4,548,690
5.45%, 10/01/43 (Call 04/01/43)	3,068	2,813,830
Security	Par (000)	Value
Telecommunications (continued)
7.50%, 08/15/38	$2,211	$2,479,222
Sprint Capital Corp.
6.88%, 11/15/28	1,980	2,075,126
8.75%, 03/15/32	7,140	8,430,626
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	1,740	1,785,018
Telefonica Emisiones SA
4.10%, 03/08/27	3,324	3,198,468
4.67%, 03/06/38	2,436	2,107,174
4.90%, 03/06/48	4,818	3,998,661
5.21%, 03/08/47	9,635	8,335,185
5.52%, 03/01/49 (Call 09/01/48)	4,947	4,479,104
7.05%, 06/20/36	8,309	8,894,180
Telefonica Europe BV, 8.25%, 09/15/30	6,018	6,746,463
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	3,590	3,339,310
3.40%, 05/13/32 (Call 02/13/32)	4,585	3,900,031
3.70%, 09/15/27 (Call 06/15/27)	4,123	3,899,421
4.30%, 06/15/49 (Call 12/15/48)	1,942	1,494,537
4.60%, 11/16/48 (Call 05/16/48)	2,807	2,297,075
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	3,623	3,371,057
2.05%, 02/15/28 (Call 12/15/27)	8,270	7,307,850
2.25%, 02/15/26 (Call 05/13/24)	9,186	8,660,628
2.25%, 11/15/31 (Call 08/15/31)	5,499	4,377,155
2.40%, 03/15/29 (Call 01/15/29)	2,408	2,093,862
2.55%, 02/15/31 (Call 11/15/30)	11,394	9,455,885
2.63%, 04/15/26 (Call 05/13/24)	7,263	6,866,792
2.63%, 02/15/29 (Call 05/13/24)	8,305	7,308,188
2.70%, 03/15/32 (Call 12/15/31)	4,990	4,071,137
2.88%, 02/15/31 (Call 02/15/26)	6,090	5,166,868
3.00%, 02/15/41 (Call 08/15/40)	10,541	7,372,588
3.30%, 02/15/51 (Call 08/15/50)	12,014	7,869,762
3.38%, 04/15/29 (Call 05/13/24)	6,435	5,844,682
3.40%, 10/15/52 (Call 04/15/52)	11,180	7,381,668
3.50%, 04/15/31 (Call 04/15/26)	8,485	7,462,072
3.60%, 11/15/60 (Call 05/15/60)	7,808	5,116,509
3.75%, 04/15/27 (Call 02/15/27)	15,282	14,557,834
3.88%, 04/15/30 (Call 01/15/30)	27,682	25,332,432
4.38%, 04/15/40 (Call 10/15/39)	9,270	7,892,558
4.50%, 04/15/50 (Call 10/15/49)	11,787	9,576,121
4.75%, 02/01/28 (Call 05/13/24)	7,680	7,478,349
4.80%, 07/15/28 (Call 06/15/28)	5,205	5,069,817
4.85%, 01/15/29 (Call 12/15/28)	3,385	3,300,070
4.95%, 03/15/28 (Call 02/15/28)	5,345	5,247,326
5.05%, 07/15/33 (Call 04/15/33)	11,335	10,863,699
5.15%, 04/15/34 (Call 01/15/34)	2,780	2,676,166
5.20%, 01/15/33 (Call 10/15/32)	2,075	2,012,380
5.38%, 04/15/27 (Call 05/13/24)	5,555	5,570,445
5.50%, 01/15/55 (Call 07/15/54)	1,520	1,427,733
5.65%, 01/15/53 (Call 07/15/52)	7,055	6,762,338
5.75%, 01/15/34 (Call 10/15/33)	5,255	5,298,662
5.75%, 01/15/54 (Call 07/15/53)	5,945	5,761,136
5.80%, 09/15/62 (Call 03/15/62)	1,865	1,808,220
6.00%, 06/15/54 (Call 12/15/53)	2,080	2,093,288
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	9,426	8,769,387
1.45%, 03/20/26 (Call 02/20/26)	7,695	7,147,826
1.50%, 09/18/30 (Call 06/18/30)	4,207	3,347,358
1.68%, 10/30/30 (Call 07/30/30)	3,488	2,768,178
1.75%, 01/20/31 (Call 10/20/30)	10,220	8,074,425
2.10%, 03/22/28 (Call 01/22/28)	13,750	12,173,731
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.36%, 03/15/32 (Call 12/15/31)	$20,032	$15,971,354
2.55%, 03/21/31 (Call 12/21/30)	12,881	10,691,452
2.63%, 08/15/26	9,628	9,051,732
2.65%, 11/20/40 (Call 05/20/40)	11,733	7,841,600
2.85%, 09/03/41 (Call 03/03/41)	3,772	2,574,504
2.88%, 11/20/50 (Call 05/20/50)	12,714	7,752,192
2.99%, 10/30/56 (Call 04/30/56)	16,269	9,617,796
3.00%, 03/22/27 (Call 01/22/27)	5,360	5,024,031
3.00%, 11/20/60 (Call 05/20/60)(b)	10,401	6,027,029
3.15%, 03/22/30 (Call 12/22/29)	7,864	6,938,009
3.40%, 03/22/41 (Call 09/22/40)	12,935	9,629,181
3.55%, 03/22/51 (Call 09/22/50)	19,398	13,527,719
3.70%, 03/22/61 (Call 09/22/60)	10,485	7,156,619
3.85%, 11/01/42 (Call 05/01/42)	2,486	1,929,603
3.88%, 02/08/29 (Call 11/08/28)	5,712	5,348,663
3.88%, 03/01/52 (Call 09/01/51)	3,500	2,580,904
4.00%, 03/22/50 (Call 09/22/49)	5,887	4,465,716
4.02%, 12/03/29 (Call 09/03/29)	14,124	13,159,731
4.13%, 03/16/27	10,223	9,893,024
4.13%, 08/15/46	3,537	2,790,483
4.27%, 01/15/36	1,340	1,185,212
4.33%, 09/21/28	17,751	17,015,083
4.40%, 11/01/34 (Call 05/01/34)	8,909	8,077,490
4.50%, 08/10/33	9,727	8,980,948
4.52%, 09/15/48	2,460	2,057,091
4.67%, 03/15/55	1,378	1,162,271
4.75%, 11/01/41	2,863	2,554,874
4.81%, 03/15/39	7,127	6,445,030
4.86%, 08/21/46	9,404	8,302,317
5.01%, 04/15/49(b)	2,015	1,866,011
5.01%, 08/21/54	2,463	2,181,072
5.05%, 05/09/33 (Call 02/09/33)	2,665	2,576,979
5.25%, 03/16/37	6,352	6,128,622
5.50%, 03/16/47	1,801	1,742,515
5.50%, 02/23/54 (Call 08/23/53)	1,535	1,459,611
5.85%, 09/15/35	2,077	2,114,254
6.40%, 09/15/33	740	782,958
6.55%, 09/15/43	4,028	4,368,320
7.75%, 12/01/30	4,069	4,570,911
Vodafone Group PLC
4.13%, 05/30/25	8,229	8,101,290
4.25%, 09/17/50	7,239	5,503,349
4.38%, 05/30/28	3,605	3,494,624
4.38%, 02/19/43	8,537	6,981,758
4.88%, 06/19/49	4,763	4,028,301
5.00%, 05/30/38	1,403	1,313,098
5.13%, 06/19/59	1,436	1,227,311
5.25%, 05/30/48	1,655	1,490,863
5.63%, 02/10/53 (Call 08/10/52)	3,815	3,569,108
5.75%, 02/10/63 (Call 08/10/62)	1,575	1,485,322
6.15%, 02/27/37	8,510	8,680,343
6.25%, 11/30/32	2,633	2,736,468
7.88%, 02/15/30	3,940	4,390,881
		1,183,157,230
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2,654	2,469,502
3.55%, 11/19/26 (Call 09/19/26)	3,424	3,244,009
3.90%, 11/19/29 (Call 08/19/29)	4,239	3,859,559
5.10%, 05/15/44 (Call 11/15/43)(b)	1,801	1,511,471
6.35%, 03/15/40	2,424	2,412,380
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	$935	$818,062
		14,314,983
Transportation — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	1,447	1,432,278
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	2,389	1,469,513
3.05%, 02/15/51 (Call 08/15/50)	2,817	1,822,804
3.25%, 06/15/27 (Call 03/15/27)	5,306	5,018,409
3.30%, 09/15/51 (Call 03/15/51)	4,240	2,862,224
3.55%, 02/15/50 (Call 08/15/49)	3,411	2,440,204
3.65%, 09/01/25 (Call 06/01/25)	3,462	3,379,737
3.90%, 08/01/46 (Call 02/01/46)	3,708	2,855,310
4.05%, 06/15/48 (Call 12/15/47)	3,104	2,444,169
4.13%, 06/15/47 (Call 12/15/46)	3,245	2,584,381
4.15%, 04/01/45 (Call 10/01/44)	4,493	3,634,865
4.15%, 12/15/48 (Call 06/15/48)	3,380	2,697,300
4.38%, 09/01/42 (Call 03/01/42)	1,567	1,331,755
4.40%, 03/15/42 (Call 09/15/41)	2,772	2,372,983
4.45%, 03/15/43 (Call 09/15/42)	3,510	2,996,120
4.45%, 01/15/53 (Call 07/15/52)	2,585	2,153,137
4.55%, 09/01/44 (Call 03/01/44)	3,658	3,148,926
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,168,745
4.90%, 04/01/44 (Call 10/01/43)	3,294	2,979,909
4.95%, 09/15/41 (Call 03/15/41)	1,703	1,564,603
5.05%, 03/01/41 (Call 09/01/40)	2,059	1,914,017
5.15%, 09/01/43 (Call 03/01/43)	3,535	3,313,456
5.20%, 04/15/54 (Call 10/15/53)	5,100	4,776,389
5.40%, 06/01/41 (Call 12/01/40)	2,172	2,107,408
5.75%, 05/01/40 (Call 11/01/39)	3,656	3,689,376
6.15%, 05/01/37	2,338	2,470,052
6.20%, 08/15/36	1,495	1,582,182
7.00%, 12/15/25	2,934	3,007,034
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	3,287	1,915,143
2.75%, 03/01/26 (Call 12/01/25)	5,088	4,875,231
3.20%, 08/02/46 (Call 02/02/46)	2,794	1,968,711
3.65%, 02/03/48 (Call 08/03/47)	2,929	2,214,575
3.85%, 08/05/32 (Call 05/05/32)	3,525	3,175,240
4.40%, 08/05/52 (Call 02/05/52)	2,360	1,975,664
4.45%, 01/20/49 (Call 07/20/48)	3,007	2,565,913
5.85%, 11/01/33 (Call 08/01/33)	1,215	1,259,850
6.13%, 11/01/53 (Call 05/01/53)	580	629,162
6.20%, 06/01/36	1,303	1,378,646
6.25%, 08/01/34	2,225	2,378,284
6.38%, 11/15/37	1,992	2,132,375
6.90%, 07/15/28	1,915	2,031,877
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	2,790	2,544,444
2.05%, 03/05/30 (Call 12/05/29)	2,831	2,355,531
2.45%, 12/02/31 (Call 09/02/31)	3,035	2,692,341
2.88%, 11/15/29 (Call 08/15/29)	3,263	2,878,759
3.00%, 12/02/41 (Call 06/02/41)	4,182	3,524,551
3.10%, 12/02/51 (Call 06/02/51)	6,362	4,081,314
3.50%, 05/01/50 (Call 11/01/49)	2,815	1,967,600
4.00%, 06/01/28 (Call 03/01/28)	3,255	3,096,103
4.20%, 11/15/69 (Call 05/15/69)	1,837	1,354,483
4.30%, 05/15/43 (Call 11/15/42)	2,156	1,773,264
4.70%, 05/01/48 (Call 11/01/47)	2,405	2,017,091
4.80%, 09/15/35 (Call 03/15/35)	2,758	2,565,796
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.80%, 08/01/45 (Call 02/01/45)	$2,852	$2,490,525
4.95%, 08/15/45 (Call 02/15/45)	2,412	2,124,288
5.95%, 05/15/37	1,403	1,412,755
6.13%, 09/15/2115 (Call 03/15/15)	3,714	3,674,508
7.13%, 10/15/31	1,358	1,491,871
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	4,200	4,013,862
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,918	2,493,913
2.50%, 05/15/51 (Call 11/15/50)	1,526	877,049
2.60%, 11/01/26 (Call 08/01/26)	5,513	5,173,566
3.25%, 06/01/27 (Call 03/01/27)	6,441	6,073,279
3.35%, 11/01/25 (Call 08/01/25)	6,409	6,206,675
3.35%, 09/15/49 (Call 03/15/49)	2,829	1,940,197
3.80%, 03/01/28 (Call 12/01/27)	3,651	3,478,372
3.80%, 11/01/46 (Call 05/01/46)	2,894	2,190,721
3.80%, 04/15/50 (Call 10/15/49)	2,411	1,786,183
3.95%, 05/01/50 (Call 11/01/49)	2,611	1,986,394
4.10%, 11/15/32 (Call 08/15/32)	3,026	2,774,833
4.10%, 03/15/44 (Call 09/15/43)	3,738	3,022,608
4.25%, 03/15/29 (Call 12/15/28)	4,890	4,687,699
4.25%, 11/01/66 (Call 05/01/66)	2,303	1,736,541
4.30%, 03/01/48 (Call 09/01/47)	3,760	3,063,611
4.40%, 03/01/43 (Call 09/01/42)	1,785	1,518,984
4.50%, 03/15/49 (Call 09/15/48)	1,811	1,516,369
4.50%, 11/15/52 (Call 05/15/52)	3,416	2,861,360
4.50%, 08/01/54 (Call 02/01/54)	1,274	1,058,098
4.65%, 03/01/68 (Call 09/01/67)	2,040	1,660,372
4.75%, 05/30/42 (Call 11/30/41)	2,910	2,585,813
4.75%, 11/15/48 (Call 05/15/48)	2,806	2,444,677
5.20%, 11/15/33 (Call 08/15/33)	3,330	3,283,774
5.50%, 04/15/41 (Call 10/15/40)	2,154	2,102,136
6.00%, 10/01/36	2,077	2,156,094
6.15%, 05/01/37	2,410	2,537,026
6.22%, 04/30/40	3,108	3,268,124
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	3,940	3,256,553
3.10%, 08/05/29 (Call 05/05/29)	5,359	4,811,381
3.25%, 04/01/26 (Call 01/01/26)	6,312	6,077,209
3.25%, 05/15/41 (Call 11/15/40)	2,735	1,933,400
3.40%, 02/15/28 (Call 11/15/27)	3,397	3,172,105
3.88%, 08/01/42	1,675	1,269,610
3.90%, 02/01/35	2,430	2,094,718
4.05%, 02/15/48 (Call 08/15/47)	2,745	2,052,551
4.10%, 04/15/43	2,435	1,890,708
4.10%, 02/01/45	2,475	1,890,019
4.20%, 10/17/28 (Call 07/17/28)	909	866,694
4.25%, 05/15/30 (Call 02/15/30)	1,570	1,481,537
4.40%, 01/15/47 (Call 07/15/46)	4,550	3,601,997
4.55%, 04/01/46 (Call 10/01/45)	4,985	4,059,217
4.75%, 11/15/45 (Call 05/15/45)	6,427	5,391,963
4.90%, 01/15/34	2,597	2,471,329
4.95%, 10/17/48 (Call 04/17/48)	2,506	2,152,700
5.10%, 01/15/44	3,227	2,859,681
5.25%, 05/15/50 (Call 11/15/49)(b)	5,056	4,566,999
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(b)	6,039	4,872,449
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,662	4,529,703
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,027	2,902,588
Security	Par (000)	Value
Transportation (continued)
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	$2,770	$2,276,052
2.55%, 11/01/29 (Call 08/01/29)	2,706	2,337,881
2.90%, 06/15/26 (Call 03/15/26)	3,803	3,616,615
2.90%, 08/25/51 (Call 02/25/51)	2,508	1,520,587
3.00%, 03/15/32 (Call 12/15/31)	3,030	2,557,467
3.05%, 05/15/50 (Call 11/15/49)	3,767	2,387,422
3.15%, 06/01/27 (Call 03/01/27)	1,669	1,561,565
3.16%, 05/15/55 (Call 11/15/54)	3,311	2,045,328
3.40%, 11/01/49 (Call 05/01/49)	1,134	775,963
3.65%, 08/01/25 (Call 06/01/25)	3,023	2,953,465
3.70%, 03/15/53 (Call 09/15/52)	1,731	1,220,494
3.80%, 08/01/28 (Call 05/01/28)	2,896	2,734,782
3.94%, 11/01/47 (Call 05/01/47)	3,259	2,452,973
3.95%, 10/01/42 (Call 04/01/42)	1,472	1,157,031
4.05%, 08/15/52 (Call 02/15/52)	3,404	2,566,050
4.10%, 05/15/49 (Call 11/15/48)	1,740	1,331,261
4.10%, 05/15/2121 (Call 11/15/20)	2,425	1,659,955
4.15%, 02/28/48 (Call 08/28/47)	3,205	2,502,921
4.45%, 03/01/33 (Call 12/01/32)	2,304	2,146,131
4.45%, 06/15/45 (Call 12/15/44)	2,292	1,895,165
4.55%, 06/01/53 (Call 12/01/52)	2,435	2,013,549
4.65%, 01/15/46 (Call 07/15/45)	2,209	1,865,691
4.84%, 10/01/41	2,437	2,179,028
5.05%, 08/01/30 (Call 06/01/30)	3,305	3,248,098
5.10%, 08/01/2118 (Call 02/01/18)	825	681,446
5.35%, 08/01/54 (Call 02/01/54)	2,675	2,490,709
5.55%, 03/15/34 (Call 12/15/33)	2,317	2,325,787
5.95%, 03/15/64 (Call 09/15/63)	2,927	2,924,907
7.80%, 05/15/27	1,062	1,135,161
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,475	2,265,910
2.85%, 03/01/27 (Call 02/01/27)	2,325	2,162,389
2.90%, 12/01/26 (Call 10/01/26)	2,890	2,703,998
3.35%, 09/01/25 (Call 08/01/25)	2,015	1,951,361
4.30%, 06/15/27 (Call 05/15/27)	1,940	1,870,210
4.63%, 06/01/25 (Call 05/01/25)	2,705	2,669,095
5.25%, 06/01/28 (Call 05/01/28)	2,492	2,471,520
5.30%, 03/15/27 (Call 02/15/27)	1,405	1,395,150
5.38%, 03/15/29 (Call 02/15/29)	2,155	2,137,356
5.50%, 06/01/29 (Call 05/01/29)	425	422,574
5.65%, 03/01/28 (Call 02/01/28)	2,961	2,979,342
6.30%, 12/01/28 (Call 11/01/28)	1,900	1,956,008
6.60%, 12/01/33 (Call 09/01/33)	2,255	2,366,647
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	3,273	3,011,923
2.38%, 05/20/31 (Call 02/20/31)	3,710	3,087,570
2.40%, 02/05/30 (Call 11/05/29)	4,490	3,853,318
2.75%, 03/01/26 (Call 12/01/25)	4,782	4,566,978
2.80%, 02/14/32 (Call 12/15/31)	6,392	5,393,173
2.89%, 04/06/36 (Call 01/06/36)	3,265	2,556,156
2.95%, 03/10/52 (Call 09/10/51)	3,420	2,153,669
2.97%, 09/16/62 (Call 03/16/62)	3,600	2,087,746
3.00%, 04/15/27 (Call 01/15/27)	3,625	3,411,170
3.20%, 05/20/41 (Call 11/20/40)	4,790	3,539,584
3.25%, 08/15/25 (Call 05/15/25)	3,453	3,358,416
3.25%, 02/05/50 (Call 08/05/49)	6,836	4,658,334
3.35%, 08/15/46 (Call 02/15/46)	1,721	1,199,097
3.38%, 02/01/35 (Call 08/01/34)	2,116	1,763,614
3.38%, 02/14/42 (Call 08/14/41)	2,705	2,028,267
3.50%, 02/14/53 (Call 08/14/52)	5,205	3,651,059
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.55%, 08/15/39 (Call 02/15/39)	$2,785	$2,207,537
3.55%, 05/20/61 (Call 11/20/60)	2,604	1,743,075
3.60%, 09/15/37 (Call 03/15/37)	2,401	1,969,674
3.70%, 03/01/29 (Call 12/01/28)	4,278	4,007,756
3.75%, 07/15/25 (Call 05/15/25)	3,574	3,502,658
3.75%, 02/05/70 (Call 08/05/69)	2,760	1,881,683
3.80%, 10/01/51 (Call 04/01/51)	3,753	2,802,609
3.80%, 04/06/71 (Call 10/06/70)	2,725	1,875,669
3.84%, 03/20/60 (Call 09/20/59)	5,911	4,230,787
3.85%, 02/14/72 (Call 08/14/71)	1,965	1,368,438
3.88%, 02/01/55 (Call 08/01/54)	1,750	1,292,266
3.95%, 09/10/28 (Call 06/10/28)	5,609	5,365,241
3.95%, 08/15/59 (Call 02/15/59)	2,339	1,706,360
4.00%, 04/15/47 (Call 10/15/46)	2,514	1,950,881
4.05%, 11/15/45 (Call 05/15/45)(b)	2,106	1,665,375
4.05%, 03/01/46 (Call 09/01/45)	2,640	2,070,367
4.10%, 09/15/67 (Call 03/15/67)	2,201	1,625,003
4.30%, 03/01/49 (Call 09/01/48)	2,939	2,374,931
4.50%, 01/20/33 (Call 10/20/32)(b)	5,540	5,238,217
4.50%, 09/10/48 (Call 03/10/48)	2,098	1,757,941
4.75%, 02/21/26 (Call 01/21/26)	6,630	6,575,984
4.95%, 09/09/52 (Call 03/09/52)	175	158,907
4.95%, 05/15/53 (Call 11/15/52)	2,515	2,284,471
5.15%, 01/20/63 (Call 07/20/62)	1,333	1,205,013
6.63%, 02/01/29	2,805	2,971,593
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	3,062	2,865,849
2.50%, 09/01/29 (Call 06/01/29)	2,685	2,358,683
3.05%, 11/15/27 (Call 08/15/27)	6,481	6,038,740
3.40%, 03/15/29 (Call 12/15/28)	4,351	4,044,257
3.40%, 11/15/46 (Call 05/15/46)	1,181	856,418
3.40%, 09/01/49 (Call 03/01/49)	3,216	2,263,937
3.63%, 10/01/42	1,960	1,514,398
3.75%, 11/15/47 (Call 05/15/47)	3,967	2,983,240
4.25%, 03/15/49 (Call 09/15/48)	3,778	3,073,361
4.45%, 04/01/30 (Call 01/01/30)	2,152	2,076,420
4.88%, 03/03/33 (Call 12/03/32)	3,245	3,144,809
4.88%, 11/15/40 (Call 05/15/40)	2,783	2,558,529
5.05%, 03/03/53 (Call 09/03/52)	4,395	4,053,954
5.20%, 04/01/40 (Call 10/01/39)	1,844	1,770,243
5.30%, 04/01/50 (Call 10/01/49)	5,447	5,197,662
6.20%, 01/15/38	6,647	7,063,375
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	6,830	6,224,958
1.50%, 09/22/28 (Call 07/22/28)	4,898	4,249,438
1.80%, 09/22/31 (Call 06/22/31)	8,227	6,629,346
3.95%, 09/09/27 (Call 08/09/27)	3,355	3,250,263
		565,752,056
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,211	1,716,165
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,084,765
3.25%, 09/15/26 (Call 06/15/26)	2,766	2,619,424
3.50%, 03/15/28 (Call 12/15/27)	1,997	1,853,488
3.50%, 06/01/32 (Call 03/01/32)	1,623	1,377,181
3.85%, 03/30/27 (Call 12/30/26)	2,182	2,081,952
4.00%, 06/30/30 (Call 03/30/30)	2,030	1,847,711
4.55%, 11/07/28 (Call 08/07/28)(b)	2,133	2,046,221
4.70%, 04/01/29 (Call 01/01/29)	4,277	4,119,304
4.90%, 03/15/33 (Call 12/15/32)	1,835	1,710,439
5.20%, 03/15/44 (Call 09/15/43)	1,647	1,451,556
Security	Par (000)	Value
Trucking & Leasing (continued)
5.40%, 03/15/27 (Call 02/15/27)	$485	$482,184
5.45%, 09/15/33 (Call 06/15/33)	2,460	2,364,332
6.05%, 03/15/34 (Call 12/15/33)	2,027	2,028,433
6.90%, 05/01/34 (Call 02/01/34)	1,845	1,955,468
		28,738,623
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	1,564	1,416,925
3.38%, 01/20/27 (Call 12/20/26)	1,602	1,460,057
		2,876,982
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,685	2,183,832
2.80%, 05/01/30 (Call 02/01/30)	3,249	2,803,877
2.95%, 09/01/27 (Call 06/01/27)	2,530	2,336,897
3.25%, 06/01/51 (Call 12/01/50)	3,083	2,071,601
3.45%, 06/01/29 (Call 03/01/29)	3,926	3,589,540
3.45%, 05/01/50 (Call 11/01/49)	3,329	2,301,198
3.75%, 09/01/28 (Call 06/01/28)	2,417	2,268,894
3.75%, 09/01/47 (Call 03/01/47)	4,315	3,198,605
4.00%, 12/01/46 (Call 06/01/46)	1,935	1,505,343
4.15%, 06/01/49 (Call 12/01/48)	3,186	2,524,240
4.20%, 09/01/48 (Call 03/01/48)	1,867	1,490,228
4.30%, 12/01/42 (Call 06/01/42)	1,149	967,896
4.30%, 09/01/45 (Call 03/01/45)	2,181	1,785,781
4.45%, 06/01/32 (Call 03/01/32)	3,015	2,818,354
5.15%, 03/01/34 (Call 12/01/33)	1,925	1,867,335
5.45%, 03/01/54 (Call 09/01/53)	2,025	1,913,412
6.59%, 10/15/37	1,180	1,272,835
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,824	2,276,295
2.70%, 04/15/30 (Call 01/15/30)	2,611	2,219,374
3.35%, 04/15/50 (Call 10/15/49)	2,954	1,946,136
3.57%, 05/01/29 (Call 02/01/29)	1,517	1,389,479
4.28%, 05/01/49 (Call 11/01/48)	3,085	2,371,911
5.30%, 05/01/52 (Call 11/01/51)	2,610	2,314,828
5.38%, 01/15/34 (Call 10/15/33)	1,075	1,036,105
United Utilities PLC, 6.88%, 08/15/28	1,071	1,115,761
		51,569,757
Total Corporate Bonds & Notes — 25.6% (Cost: $30,047,685,104)		26,841,958,519
Foreign Government Obligations(h)
Canada — 0.1%
Canada Government International Bond
0.75%, 05/19/26	4,235	3,883,846
3.75%, 04/26/28	730	700,758
Export Development Canada
3.00%, 05/25/27	1,035	977,464
3.38%, 08/26/25	255	248,706
3.88%, 02/14/28	655	631,907
4.38%, 06/29/26	120	118,241
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,060	1,204,298
Series HK, 9.38%, 04/15/30	1,405	1,683,610
Province of Alberta Canada
1.00%, 05/20/25	3,849	3,675,761
1.30%, 07/22/30	6,167	4,962,748
3.30%, 03/15/28	7,610	7,147,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.50%, 01/24/34	$140	$133,862
Province of British Columbia Canada
0.90%, 07/20/26	1,605	1,462,298
1.30%, 01/29/31(b)	4,175	3,316,020
2.25%, 06/02/26	7,465	7,036,388
4.20%, 07/06/33	375	351,522
4.80%, 11/15/28	140	138,958
6.50%, 01/15/26(b)	358	364,509
7.25%, 09/01/36	388	458,882
Province of Manitoba Canada
1.50%, 10/25/28	320	275,388
2.13%, 06/22/26	585	548,944
4.30%, 07/27/33	55	51,884
Province of New Brunswick Canada, 3.63%, 02/24/28	2,216	2,096,289
Province of Ontario Canada
0.63%, 01/21/26	5,077	4,692,216
1.05%, 04/14/26	1,300	1,200,507
1.05%, 05/21/27	1,355	1,203,625
1.13%, 10/07/30	8,337	6,578,689
1.60%, 02/25/31	6,735	5,428,661
1.80%, 10/14/31	4,875	3,913,989
2.00%, 10/02/29	6,525	5,607,691
2.13%, 01/21/32	1,025	837,890
2.30%, 06/15/26	8,775	8,270,127
2.50%, 04/27/26	14,999	14,240,622
3.10%, 05/19/27	6,485	6,130,866
4.20%, 01/18/29	100	96,723
Province of Quebec Canada
0.60%, 07/23/25	3,786	3,570,667
1.35%, 05/28/30	5,783	4,689,511
1.90%, 04/21/31	2,065	1,690,267
2.50%, 04/20/26	7,006	6,654,668
2.75%, 04/12/27(b)	6,542	6,132,998
3.63%, 04/13/28	7,985	7,593,232
4.50%, 04/03/29	10	9,791
4.50%, 09/08/33	175	167,672
Series PD, 7.50%, 09/15/29	5,122	5,709,420
Province of Saskatchewan Canada, 3.25%, 06/08/27	30	28,406
		135,917,830
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	9,467	7,877,883
2.55%, 01/27/32 (Call 10/27/31)	9,396	7,676,217
2.55%, 07/27/33 (Call 04/27/33)	10,348	8,122,763
2.75%, 01/31/27 (Call 12/31/26)	3,899	3,612,495
3.10%, 05/07/41 (Call 11/07/40)	10,291	7,208,331
3.10%, 01/22/61 (Call 07/22/60)	8,105	4,734,176
3.13%, 01/21/26	4,680	4,487,011
3.24%, 02/06/28 (Call 11/06/27)	8,850	8,167,566
3.25%, 09/21/71 (Call 03/21/71)	4,113	2,404,968
3.50%, 01/31/34 (Call 10/31/33)	6,608	5,580,697
3.50%, 01/25/50 (Call 07/25/49)	10,515	7,211,199
3.63%, 10/30/42	430	317,242
3.86%, 06/21/47(b)	4,688	3,468,163
4.00%, 01/31/52 (Call 07/31/51)(b)	3,508	2,596,785
4.34%, 03/07/42 (Call 09/07/41)	4,861	4,033,862
4.85%, 01/22/29 (Call 12/22/28)	9,220	8,974,328
4.95%, 01/05/36 (Call 10/05/35)	6,749	6,278,772
Security	Par (000)	Value
Chile (continued)
5.33%, 01/05/54 (Call 07/05/53)	$3,337	$3,032,268
		95,784,726
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26(b)	502	514,773
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(f)	4,500	3,636,592
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	5,222	5,803,851
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	1,075	853,445
2.15%, 07/28/31 (Call 04/28/31)	8,450	6,775,682
2.85%, 02/14/30	7,301	6,373,440
3.05%, 03/12/51	3,685	2,398,273
3.20%, 09/23/61 (Call 03/23/61)	2,055	1,259,358
3.35%, 03/12/71	3,550	2,185,260
3.40%, 09/18/29	3,600	3,277,605
3.50%, 01/11/28	4,197	3,918,124
3.50%, 02/14/50(b)	3,956	2,747,520
3.55%, 03/31/32 (Call 12/31/31)	2,335	2,040,019
3.70%, 10/30/49	4,541	3,303,389
3.85%, 10/15/30	9,291	8,493,134
4.10%, 04/24/28	5,535	5,266,418
4.15%, 09/20/27 (Call 06/20/27)	5,340	5,135,042
4.20%, 10/15/50	6,995	5,530,034
4.30%, 03/31/52 (Call 09/30/51)	3,675	2,944,653
4.35%, 01/11/48	7,195	5,901,492
4.40%, 03/10/29 (Call 02/10/29)	1,090	1,046,438
4.45%, 04/15/70	4,305	3,388,918
4.55%, 01/11/28 (Call 12/11/27)	1,865	1,807,475
4.65%, 09/20/32 (Call 06/20/32)	6,375	5,994,592
4.70%, 02/10/34 (Call 11/10/33)(b)	4,590	4,332,363
4.75%, 02/11/29	4,493	4,371,422
4.85%, 01/11/33 (Call 10/11/32)	3,665	3,504,229
5.10%, 02/10/54 (Call 08/10/53)	1,960	1,781,259
5.35%, 02/11/49	4,450	4,233,341
5.45%, 09/20/52 (Call 03/20/52)	2,620	2,496,561
5.65%, 01/11/53 (Call 07/11/52)	3,465	3,396,261
		104,755,747
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	11,865	9,873,222
2.88%, 03/16/26	3,985	3,750,212
3.25%, 01/17/28	4,035	3,684,801
3.88%, 07/03/50	9,060	6,230,240
4.13%, 01/17/48	2,630	1,906,647
4.50%, 01/17/33	8,010	7,162,431
4.50%, 01/30/43	5,983	4,798,012
4.50%, 04/03/2120	4,593	3,172,269
5.38%, 03/12/29	50	48,815
5.50%, 03/12/34	12,380	11,776,391
5.75%, 03/12/54	5,620	5,067,154
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
State of Israel
2.50%, 01/15/30	$3,195	$2,654,048
3.38%, 01/15/50	6,583	4,125,039
		64,249,281
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	12,770	11,804,702
2.88%, 10/17/29	8,550	7,422,955
3.88%, 05/06/51	10,130	6,822,309
4.00%, 10/17/49	7,985	5,580,888
5.38%, 06/15/33	7,892	7,591,687
		39,222,541
Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	2,823	2,661,307
1.25%, 01/21/31	6,255	4,926,279
1.63%, 01/20/27	100	91,092
1.88%, 07/21/26	5,540	5,148,907
1.88%, 04/15/31	17,688	14,446,895
2.00%, 10/17/29	4,457	3,812,490
2.13%, 02/16/29(b)	4,915	4,306,446
2.25%, 11/04/26	6,625	6,164,003
2.38%, 04/20/26	5,660	5,351,440
2.50%, 05/28/25	2,991	2,894,720
2.75%, 01/21/26(b)	4,050	3,875,794
2.75%, 11/16/27	5,765	5,320,878
2.88%, 06/01/27	5,823	5,449,756
2.88%, 07/21/27	4,807	4,485,645
3.25%, 07/20/28	2,100	1,956,875
3.50%, 10/31/28	3,840	3,599,200
3.88%, 09/16/25	70	68,483
4.25%, 01/26/26	470	461,202
4.38%, 10/05/27	400	390,522
4.38%, 01/24/31	100	96,540
4.63%, 07/19/28	190	186,881
4.88%, 10/18/28	100	99,297
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,701	2,116,909
2.13%, 10/20/26	1,044	968,210
2.75%, 04/27/27(b)	915	852,019
3.25%, 05/25/27	2,555	2,411,088
3.38%, 06/12/28(b)	1,205	1,124,056
4.00%, 05/23/28	100	95,585
		83,362,519
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	9,672	7,843,367
3.25%, 04/16/30 (Call 01/16/30)	11,120	9,646,075
3.50%, 02/12/34 (Call 11/12/33)	12,513	10,043,380
3.75%, 01/11/28	8,835	8,252,914
3.77%, 05/24/61 (Call 11/24/60)	11,156	6,767,083
4.13%, 01/21/26	15,266	14,844,732
4.15%, 03/28/27	10,867	10,440,399
4.28%, 08/14/41 (Call 02/14/41)	12,316	9,434,896
4.35%, 01/15/47(b)	3,552	2,623,473
4.40%, 02/12/52 (Call 08/12/51)	4,197	3,021,436
4.50%, 04/22/29	14,185	13,413,962
4.50%, 01/31/50 (Call 07/31/49)(b)	8,651	6,448,422
4.60%, 01/23/46	12,264	9,362,314
Security	Par (000)	Value
Mexico (continued)
4.60%, 02/10/48	$8,416	$6,372,571
4.75%, 04/27/32 (Call 01/27/32)	14,162	12,961,492
4.75%, 03/08/44	16,267	12,884,531
4.88%, 05/19/33 (Call 02/19/33)	9,968	9,105,973
5.00%, 05/07/29 (Call 04/07/29)	2,059	1,986,392
5.00%, 04/27/51 (Call 10/27/50)(b)	13,789	10,970,654
5.40%, 02/09/28 (Call 01/09/28)	3,337	3,298,170
5.55%, 01/21/45(b)	14,160	12,533,383
5.75%, 10/12/2110	10,755	8,907,015
6.00%, 05/07/36 (Call 02/07/36)	3,378	3,259,064
6.05%, 01/11/40	11,403	10,845,879
6.34%, 05/04/53 (Call 11/04/52)	12,356	11,525,335
6.35%, 02/09/35 (Call 11/09/34)	11,555	11,507,090
6.40%, 05/07/54 (Call 11/07/53)	2,280	2,149,398
6.75%, 09/27/34	10,547	10,907,357
7.50%, 04/08/33	5,717	6,285,277
8.30%, 08/15/31(b)	5,846	6,806,239
11.50%, 05/15/26(b)	773	867,192
		255,315,465
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	14,105	9,761,859
3.16%, 01/23/30 (Call 10/23/29)	6,923	5,643,420
3.30%, 01/19/33 (Call 10/19/32)	7,695	5,744,387
3.87%, 07/23/60 (Call 01/23/60)(b)	11,548	6,349,000
3.88%, 03/17/28 (Call 12/17/27)	5,172	4,655,443
4.30%, 04/29/53	7,269	4,473,736
4.50%, 05/15/47 (Call 11/15/46)	4,036	2,659,251
4.50%, 04/16/50 (Call 10/16/49)	10,479	6,730,664
4.50%, 04/01/56 (Call 10/01/55)	10,130	6,272,663
4.50%, 01/19/63 (Call 07/19/62)	6,010	3,670,420
6.40%, 02/14/35 (Call 11/14/34)	9,030	8,289,136
6.70%, 01/26/36	10,386	9,753,927
6.85%, 03/28/54 (Call 09/28/53)	3,965	3,450,819
6.88%, 01/31/36 (Call 10/31/35)	2,237	2,111,083
7.13%, 01/29/26	4,967	5,010,215
7.50%, 03/01/31 (Call 01/01/31)	1,360	1,379,401
7.88%, 03/01/57 (Call 09/01/56)	55	53,898
8.00%, 03/01/38 (Call 12/01/37)	4,410	4,504,433
8.88%, 09/30/27	5,716	6,045,971
9.38%, 04/01/29	5,602	6,115,254
		102,674,980
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	5,215	3,823,479
2.39%, 01/23/26 (Call 12/23/25)	4,061	3,833,144
2.78%, 01/23/31 (Call 10/23/30)	14,169	11,786,817
2.78%, 12/01/60 (Call 06/01/60)	8,268	4,361,310
2.84%, 06/20/30	3,087	2,627,189
3.00%, 01/15/34 (Call 10/15/33)	8,955	7,024,223
3.23%, 07/28/2121 (Call 01/28/21)	4,398	2,313,432
3.30%, 03/11/41 (Call 09/11/40)	4,696	3,326,059
3.55%, 03/10/51 (Call 09/10/50)	6,198	4,168,792
3.60%, 01/15/72 (Call 07/15/71)	3,465	2,108,932
4.13%, 08/25/27	3,993	3,814,466
5.63%, 11/18/50	8,100	7,511,295
6.55%, 03/14/37	5,256	5,441,434
7.35%, 07/21/25	5,514	5,609,415
8.75%, 11/21/33	9,480	11,284,557
		79,034,544
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27	$595	$642,225
Philippine Government International Bond
1.65%, 06/10/31	7,721	6,001,634
1.95%, 01/06/32	1,885	1,470,173
2.46%, 05/05/30	6,174	5,227,111
2.65%, 12/10/45	5,840	3,620,948
2.95%, 05/05/45	6,067	3,996,013
3.00%, 02/01/28	8,606	7,909,839
3.20%, 07/06/46	9,523	6,458,520
3.23%, 03/29/27	2,285	2,154,404
3.56%, 09/29/32	1,888	1,641,207
3.70%, 03/01/41	8,249	6,445,555
3.70%, 02/02/42	8,604	6,678,988
3.75%, 01/14/29	6,671	6,207,695
3.95%, 01/20/40	8,200	6,688,005
4.20%, 03/29/47	4,515	3,592,058
4.63%, 07/17/28	1,645	1,600,469
5.00%, 07/17/33	7,165	6,909,918
5.00%, 01/13/37	5,830	5,543,829
5.17%, 10/13/27	3,159	3,133,871
5.50%, 03/30/26	6,511	6,528,301
5.50%, 01/17/48(b)	5,410	5,201,030
5.61%, 04/13/33	1,955	1,964,194
5.95%, 10/13/47	2,060	2,095,878
6.38%, 01/15/32	5,232	5,505,412
6.38%, 10/23/34	8,061	8,600,231
7.75%, 01/14/31	6,883	7,736,889
9.50%, 02/02/30	4,084	4,911,309
		128,465,706
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	8,830	8,512,584
4.63%, 03/18/29 (Call 02/18/29)	740	719,013
4.88%, 10/04/33 (Call 07/04/33)	10,590	10,091,257
5.13%, 09/18/34 (Call 06/18/34)	5,920	5,691,419
5.50%, 11/16/27 (Call 08/16/27)	5,916	5,944,933
5.50%, 04/04/53 (Call 10/04/52)	9,735	9,239,087
5.50%, 03/18/54 (Call 09/18/53)	6,780	6,373,711
5.75%, 11/16/32 (Call 08/16/32)	6,490	6,609,004
		53,181,008
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 02/09/26	260	239,522
0.75%, 09/21/25	1,065	998,035
1.13%, 12/29/26	1,705	1,530,694
1.25%, 09/21/30	3,215	2,518,101
1.38%, 02/09/31	1,550	1,209,235
1.63%, 01/18/27	2,165	1,968,200
2.13%, 01/18/32(b)	2,025	1,624,567
2.38%, 04/21/27	1,950	1,797,687
2.50%, 06/29/41	4,998	3,380,480
2.63%, 05/26/26	3,577	3,391,315
3.25%, 11/10/25(b)	3,540	3,423,519
3.25%, 08/12/26	2,880	2,754,758
4.25%, 09/15/27	820	795,695
4.50%, 01/11/29	680	663,620
4.50%, 09/15/32(b)	2,410	2,279,453
4.63%, 01/11/27	1,390	1,370,203
Security	Par (000)	Value
South Korea (continued)
4.63%, 01/11/34(b)	$2,280	$2,157,948
4.88%, 01/11/26	580	575,496
5.00%, 01/11/28	1,870	1,859,043
5.13%, 09/18/28	680	679,305
5.13%, 01/11/33	3,730	3,677,188
5.13%, 09/18/33	1,340	1,320,440
5.38%, 09/18/25(b)	762	760,758
Korea Development Bank (The)
0.80%, 04/27/26	1,270	1,162,991
1.38%, 04/25/27	2,610	2,335,942
4.00%, 09/08/25	1,290	1,263,340
4.25%, 09/08/32	5,880	5,460,950
4.38%, 02/15/28	1,625	1,581,553
4.38%, 02/15/33	7,288	6,809,343
4.50%, 02/15/29	1,840	1,792,943
4.63%, 02/15/27	360	354,583
5.38%, 10/23/26(b)	700	700,876
5.38%, 10/23/28(b)	1,050	1,060,138
5.63%, 10/23/33	2,035	2,079,772
Korea International Bond
1.00%, 09/16/30	2,880	2,262,736
1.75%, 10/15/31	3,235	2,601,380
2.50%, 06/19/29	4,015	3,565,597
2.75%, 01/19/27	5,639	5,302,573
3.50%, 09/20/28	1,915	1,804,566
3.88%, 09/20/48	873	701,869
4.13%, 06/10/44	886	755,949
5.63%, 11/03/25	640	641,669
		83,214,032
Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	6,650	6,140,984
0.88%, 07/22/26	7,173	6,540,723
3.38%, 07/07/25	994	971,336
4.38%, 11/03/27	4,550	4,466,436
4.38%, 03/14/28	4,650	4,559,926
4.63%, 01/04/27	1,320	1,306,877
Asian Development Bank
0.38%, 09/03/25	5,575	5,223,244
0.50%, 02/04/26	8,840	8,152,456
0.75%, 10/08/30(b)	3,064	2,380,321
1.00%, 04/14/26	12,590	11,633,900
1.25%, 06/09/28	2,245	1,945,684
1.50%, 01/20/27	6,225	5,679,075
1.50%, 03/04/31	2,489	2,012,599
1.75%, 08/14/26	3,070	2,854,474
1.75%, 09/19/29	8,897	7,611,166
1.88%, 03/15/29	1,375	1,200,159
1.88%, 01/24/30	8,396	7,162,521
2.00%, 04/24/26	8,020	7,553,351
2.38%, 08/10/27	1,440	1,329,961
2.50%, 11/02/27	6,547	6,043,328
2.63%, 01/12/27	6,074	5,715,351
2.75%, 01/19/28	7,375	6,840,500
2.88%, 05/06/25	2,650	2,584,610
3.13%, 08/20/27	4,795	4,531,578
3.13%, 09/26/28	1,309	1,221,034
3.13%, 04/27/32	1,220	1,083,193
3.75%, 04/25/28	7,570	7,263,993
3.88%, 09/28/32(b)	2,800	2,617,580
3.88%, 06/14/33	5,010	4,657,274
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.00%, 01/12/33	$14,191	$13,364,048
4.13%, 01/12/27	5,200	5,088,460
4.13%, 01/12/34	470	444,589
4.25%, 01/09/26	4,497	4,428,602
4.38%, 03/06/29	3,045	2,986,766
4.50%, 08/25/28	8,395	8,280,279
4.63%, 06/13/25	1,075	1,066,054
4.88%, 09/26/28 (Call 09/26/26)	20	19,705
5.82%, 06/16/28	5,920	6,093,426
6.22%, 08/15/27	980	1,009,547
6.38%, 10/01/28	765	799,748
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	9,360	8,870,398
0.50%, 01/27/26	6,775	6,249,633
3.38%, 06/29/25	1,905	1,860,887
3.75%, 09/14/27	3,340	3,212,965
4.00%, 01/18/28	4,725	4,573,864
4.25%, 03/13/34	5,560	5,290,498
4.88%, 09/14/26(b)	1,800	1,792,335
Corp. Andina de Fomento
2.25%, 02/08/27	985	899,045
5.00%, 01/24/29	4,830	4,728,049
Council of Europe Development Bank
0.88%, 09/22/26(b)	190	172,223
3.00%, 06/16/25	755	734,908
3.63%, 01/26/28	970	927,145
4.13%, 01/24/29	930	901,885
Council Of Europe Development Bank, 3.75%, 05/25/26	4,415	4,297,892
European Bank for Reconstruction & Development
0.50%, 05/19/25	8,800	8,365,380
0.50%, 11/25/25	6,720	6,245,784
0.50%, 01/28/26	1,613	1,488,756
4.13%, 01/25/29	1,170	1,135,328
4.25%, 03/13/34	4,795	4,574,056
4.38%, 03/09/28	855	839,474
European Investment Bank
0.38%, 12/15/25	4,370	4,045,411
0.38%, 03/26/26	4,771	4,365,926
0.63%, 07/25/25	11,562	10,922,360
0.63%, 10/21/27	1,072	927,003
0.75%, 10/26/26	7,645	6,893,619
0.75%, 09/23/30	1,335	1,042,332
0.88%, 05/17/30	4,585	3,648,118
1.25%, 02/14/31	11,669	9,324,406
1.38%, 03/15/27	17,170	15,545,543
1.63%, 10/09/29	4,440	3,773,469
1.63%, 05/13/31	605	493,353
1.75%, 03/15/29	7,655	6,646,284
2.13%, 04/13/26	6,710	6,343,349
2.38%, 05/24/27	4,021	3,734,637
2.75%, 08/15/25	3,440	3,331,361
3.25%, 11/15/27	2,680	2,538,155
3.63%, 07/15/30	16,440	15,421,011
3.75%, 02/14/33	12,915	11,977,487
3.88%, 03/15/28	3,688	3,560,382
4.00%, 02/15/29	980	946,079
4.13%, 02/13/34	15,500	14,672,497
4.38%, 03/19/27	150	147,690
4.50%, 10/16/28	1,035	1,021,675
Security	Par (000)	Value
Supranational (continued)
4.88%, 02/15/36	$7,346	$7,337,339
Inter-American Development Bank
0.63%, 07/15/25	2,745	2,595,925
0.63%, 09/16/27	2,140	1,857,025
0.88%, 04/20/26	16,595	15,289,634
1.13%, 07/20/28	10,280	8,829,849
1.13%, 01/13/31	12,050	9,518,398
1.50%, 01/13/27	780	712,063
2.00%, 06/02/26	7,478	7,022,460
2.00%, 07/23/26	4,948	4,629,781
2.25%, 06/18/29	9,464	8,364,903
2.38%, 07/07/27	7,094	6,563,222
3.13%, 09/18/28	9,635	8,981,214
3.20%, 08/07/42	4,415	3,385,394
3.50%, 09/14/29	1,785	1,673,628
3.50%, 04/12/33	6,775	6,123,184
3.88%, 10/28/41	6,160	5,239,130
4.00%, 01/12/28	4,856	4,707,941
4.13%, 02/15/29	990	960,773
4.38%, 02/01/27	2,020	1,988,473
4.38%, 01/24/44	3,235	2,918,079
4.50%, 05/15/26(b)	4,310	4,258,912
4.50%, 09/13/33	4,425	4,313,945
7.00%, 06/15/25	10	10,151
Inter-American Investment Corp.
4.13%, 02/15/28	875	846,612
4.25%, 02/14/29	470	455,679
4.75%, 09/19/28	853	844,923
International Bank for Reconstruction & Development
0.38%, 07/28/25	17,660	16,625,276
0.50%, 10/28/25	26,341	24,567,967
0.60%, 02/18/26	30	27,454
0.65%, 02/10/26 (Call 05/10/24)	49	44,945
0.75%, 11/24/27	11,095	9,605,153
0.75%, 08/26/30	8,518	6,653,170
0.85%, 02/10/27 (Call 05/10/24)	90	78,858
0.88%, 07/15/26	9,955	9,096,360
0.88%, 05/14/30	12,580	9,997,214
1.13%, 09/13/28	22,802	19,490,862
1.25%, 02/10/31(b)	15,205	12,087,605
1.38%, 04/20/28	19,900	17,421,124
1.63%, 11/03/31(b)	22,784	18,244,680
1.75%, 10/23/29	12,647	10,789,971
1.88%, 10/27/26	6,020	5,581,716
2.50%, 07/29/25	18,244	17,634,354
2.50%, 11/22/27	15,755	14,541,486
2.50%, 03/29/32	3,131	2,658,386
3.13%, 11/20/25	3,616	3,503,780
3.13%, 06/15/27	11,470	10,878,460
3.50%, 07/12/28	16,810	15,961,222
3.63%, 09/21/29	6,640	6,266,659
3.88%, 02/14/30(b)	13,075	12,451,016
4.00%, 07/25/30	5,365	5,131,543
4.00%, 01/10/31	21,009	20,012,925
4.50%, 04/10/31	890	872,622
4.63%, 08/01/28	3,715	3,683,749
4.75%, 04/10/26	440	437,074
4.75%, 11/14/33(b)	13,792	13,724,426
4.75%, 02/15/35(b)	1,212	1,190,958
5.67%, 02/01/34 (Call 02/01/25)	320	314,859
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Finance Corp.
0.38%, 07/16/25	$1,027	$968,155
0.75%, 10/08/26(b)	3,765	3,401,841
0.75%, 08/27/30	890	694,980
2.13%, 04/07/26	988	934,372
3.63%, 09/15/25	1,075	1,051,554
4.38%, 01/15/27	1,375	1,354,193
4.50%, 07/13/28	955	942,512
Nordic Investment Bank
0.38%, 09/11/25	3,115	2,915,031
0.50%, 01/21/26	1,090	1,006,616
3.38%, 09/08/27	915	870,613
4.25%, 02/28/29	970	945,733
4.38%, 03/14/28	1,135	1,113,122
5.00%, 10/15/25	4,465	4,447,659
		802,998,402
Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 08/26/25	5,475	5,132,785
0.63%, 05/14/25	6,690	6,364,574
2.25%, 03/22/27	4,003	3,698,163
4.00%, 07/15/25	470	461,741
4.13%, 06/14/28	2,375	2,297,397
4.25%, 02/01/29	1,235	1,200,445
4.38%, 02/13/26	610	600,272
4.63%, 11/28/25	3,810	3,766,418
4.88%, 09/14/26	405	402,231
4.88%, 10/04/30	3,165	3,142,455
		27,066,481
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	3,667	3,080,652
4.38%, 10/27/27	14,385	14,173,473
4.38%, 01/23/31 (Call 10/23/30)	14,376	13,787,774
4.98%, 04/20/55	10,206	9,000,096
5.10%, 06/18/50	13,367	12,192,310
5.75%, 10/28/34 (Call 07/28/34)	7,375	7,507,165
7.63%, 03/21/36	5,521	6,443,825
		66,185,295
Total Foreign Government Obligations — 2.0% (Cost: $2,392,692,550)		2,131,383,773
Municipal Debt Obligations
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority RB, 2.65%, 09/01/37 (Call 09/01/31)	1,150	882,816
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,733,666
California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	470	308,257
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	4,972,725
Series S-1, 7.04%, 04/01/50	4,300	4,940,213
Series S-3, 6.91%, 10/01/50	3,205	3,664,038
Security	Par (000)	Value
California (continued)
California Earthquake Authority, 5.60%, 07/01/27	$1,255	$1,252,262
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/32)	325	289,579
4.35%, 06/01/41 (Call 06/01/32)(b)	1,905	1,671,897
California State University RB
Class B, 2.72%, 11/01/52	910	582,071
2.94%, 11/01/52 (Call 11/01/31)	1,000	653,971
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,213,708
5.18%, 11/01/53 (Call 11/01/33)(b)	2,535	2,388,874
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,303,410
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	455	381,722
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,539,559
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,514,368
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	780,582
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,614,227
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,038,104
Class B, 3.00%, 06/01/46	680	621,614
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	777,349
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,064,352
3.49%, 06/01/36 (Call 12/01/31)	230	182,982
3.71%, 06/01/41 (Call 12/01/31)	830	623,519
3.85%, 06/01/50 (Call 12/01/31)	1,175	1,092,398
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,115,142
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,234,935
2.11%, 08/01/32 (Call 08/01/30)(b)	3,000	2,475,272
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,239,096
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB BAB, Series A, 5.74%, 06/01/39	2,315	2,315,270
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,332,343
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50	385	427,122
Series D, 6.57%, 07/01/45	2,970	3,228,680
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50 (Call 11/15/49)	1,400	913,568
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,649,430
4.13%, 05/15/32 (Call 02/15/32)	1,550	1,446,877
4.56%, 05/15/53	895	769,392
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,180,427
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	2,817,633
Series F, 6.58%, 05/15/49	3,015	3,287,505
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	$1,905	$1,905,109
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,430,681
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,164,969
State of California GO
1.70%, 02/01/28	140	124,545
2.50%, 10/01/29	6,000	5,281,221
3.38%, 04/01/25	3,000	2,947,510
3.50%, 04/01/28	910	860,905
4.50%, 04/01/33 (Call 04/01/28)(b)	2,750	2,612,976
4.60%, 04/01/38 (Call 04/01/28)	2,170	2,014,456
5.13%, 03/01/38 (Call 03/01/33)(b)	1,000	971,632
5.15%, 09/01/34	5,000	4,975,100
5.20%, 03/01/43 (Call 03/01/33)(b)	1,790	1,726,837
5.75%, 10/01/31	1,400	1,443,639
Series A, 3.05%, 04/01/29	1,110	1,019,088
State of California GO BAB
7.30%, 10/01/39	5,220	5,909,888
7.35%, 11/01/39	3,130	3,565,454
7.50%, 04/01/34(b)	8,325	9,490,384
7.55%, 04/01/39(b)	12,470	14,672,471
7.60%, 11/01/40	7,575	8,949,827
7.63%, 03/01/40	4,350	5,102,620
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,813,596
Series AQ, 4.77%, 05/15/15	835	688,359
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,848,095
Series BD, 3.35%, 07/01/29(b)	4,730	4,366,000
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	907,949
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	693,592
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,452,343
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,084,894
		162,928,613
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	715,792
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	4,015	4,173,866
District of Columbia — 0.0%
District of Columbia Income Tax Revenue RB BAB, Series E, 5.59%, 12/01/34	700	696,947
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	717,150
4.81%, 10/01/14	1,690	1,439,175
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,538,228
		4,391,500
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	197,266
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	$985	$861,794
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	928,712
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	997,533
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55 (Call 11/01/33)	245	253,564
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(b)	4,385	4,176,393
1.71%, 07/01/27	3,250	2,912,183
2.15%, 07/01/30(b)	4,902	4,081,176
5.53%, 07/01/34 (Call 01/01/34)	4,000	3,984,622
		18,393,243
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,035,731
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,741	4,023,366
Project M, Series 2010-A, 6.66%, 04/01/57	3,274	3,546,848
Project P, Series 2010-A, 7.06%, 04/01/57	309	333,887
		8,939,832
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46(b)	580	383,917
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	921,978
Series C, 4.57%, 01/01/54(b)	2,450	2,161,587
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	526,173
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	4,298	4,676,588
Series B, 6.90%, 12/01/40(b)	3,639	3,958,791
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,885,906
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	3,959,568
3.82%, 01/01/48	135	104,405
State of Illinois GO, 5.10%, 06/01/33	30,923	30,206,780
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,343	3,525,195
		51,926,971
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(b)	645	451,797
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	400,796
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	468,737
		869,533
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth
5.05%, 12/01/34 ( 12/01/32)	$1,705	$1,665,426
5.08%, 06/01/31 ( 06/01/29)	1,533	1,514,761
5.20%, 12/01/39 ( 12/01/37)	3,975	3,902,714
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29 ( 02/01/27)	1,192	1,156,735
4.15%, 02/01/33 ( 02/01/31)	2,280	2,156,996
4.28%, 02/01/36 ( 02/01/34)	1,560	1,430,533
4.48%, 08/01/39 ( 08/01/37)	1,710	1,567,687
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	867,216
		14,262,068
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,814,494
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,803,134
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	1,913,809
Series E, 5.46%, 12/01/39	3,700	3,722,708
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,748,668
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,444,752
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,401,516
Series B, 1.75%, 08/15/30	2,250	1,902,397
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,076,514
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	696,255
		16,709,753
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,779,899
3.38%, 12/01/40	845	669,719
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	918,896
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	2,675	1,952,622
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	332,634
University of Michigan RB
2.56%, 04/01/50 (Call 10/01/49)	3,000	1,858,500
3.50%, 04/01/52 (Call 10/01/51)	614	454,596
3.50%, 04/01/52 (Call 10/01/51)(b)	475	350,814
3.60%, 04/01/47	1,800	1,461,018
4.45%, 04/01/22 (Call 10/01/21)	4,080	3,231,363
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	1,999,642
		15,009,703
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)(b)	1,924	1,570,255
Security	Par (000)	Value
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	$1,000	$983,725
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	3,438,206
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49	2,000	1,412,331
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	943,271
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,874	6,198,772
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40(b)	6,979	8,114,852
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,809,420
Series C, 5.75%, 12/15/28	3,100	3,100,618
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,368,964
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	776,098
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	982,893
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	898,013
		28,249,630
New York — 0.1%
City of New York GO, 5.26%, 10/01/52	500	496,480
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	1,964,569
Series C-1, 5.52%, 10/01/37	3,000	2,955,393
Series F1, 6.27%, 12/01/37	2,755	2,896,753
City of New York NY GO, 5.83%, 10/01/53	3,000	3,203,430
Metropolitan Transportation Authority RB, 5.18%, 11/15/49	3,580	3,579,888
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	3,745,009
Series 2010-A, 6.67%, 11/15/39	50	52,730
Series A, 5.87%, 11/15/39	160	158,286
Series B, 6.65%, 11/15/39	220	231,679
Series E, 6.81%, 11/15/40	1,830	1,949,900
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,203,050
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	1,385	1,318,105
5.72%, 06/15/42(b)	3,145	3,094,564
6.01%, 06/15/42(b)	1,860	1,893,444
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,190,582
5.57%, 11/01/38	2,100	2,074,730
Series C-2, 5.77%, 08/01/36	1,815	1,822,048
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	$2,325	$2,276,957
Series F, 5.63%, 03/15/39	2,725	2,708,396
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)(b)	290	268,499
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	5,380	5,374,259
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	1,145	812,829
3.29%, 08/01/69(b)	1,300	839,298
4.03%, 09/01/48	1,440	1,163,564
5.07%, 07/15/53(b)	2,820	2,682,162
Series 164, 5.65%, 11/01/40(b)	2,255	2,281,345
Series 165, 5.65%, 11/01/40(b)	1,795	1,850,134
Series 168, 4.93%, 10/01/51	2,650	2,449,864
Series 174, 4.46%, 10/01/62	6,585	5,557,359
Series 181, 4.96%, 08/01/46(b)	2,000	1,839,973
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	945,440
Series 192, 4.81%, 10/15/65	4,235	3,794,481
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	434,753
		72,109,953
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	1,100	729,170
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	4,075	5,175,203
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,517,424
4.43%, 01/01/33	285	276,443
Series B, 4.53%, 01/01/35	2,400	2,302,550
Ohio State University (The) RB, Series A, 4.80%, 06/01/11(b)	350	297,278
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	1,905	1,788,815
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)(b)	1,775	1,285,691
		12,643,404
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45 ( 11/01/40)	715	644,215
4.62%, 06/01/44	1,655	1,538,546
4.71%, 05/01/52 ( 05/01/47)	520	474,642
5.09%, 02/01/52	680	634,037
		3,291,440
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	50	49,953
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,002,818
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	756,121
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,103,932
State of Oregon GO, 5.89%, 06/01/27	8,020	8,112,181
		12,025,005
Security	Par (000)	Value
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	$1,030	$734,162
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	818,500
Series A, 4.14%, 06/01/38	50	44,788
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,234,624
2.84%, 09/01/50	975	640,210
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	977,827
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,251,962
		5,702,073
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,063,439
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	971,339
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	462,459
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,235,920
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,859,058
Series C, 5.99%, 02/01/39	1,000	1,035,264
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	2,895	1,917,683
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,001,095
Series B, 6.00%, 12/01/44	400	408,997
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	765,791
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,229,037
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	220	154,715
Class A, 2.99%, 11/01/38	1,200	964,863
4.09%, 11/01/51(b)	1,245	1,015,682
4.51%, 11/01/51 (Call 11/01/32)	3,305	2,867,054
Series A, Class A, 3.14%, 11/01/45	1,405	1,031,765
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,827,880
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	260,253
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 05/31/24) (PSF)	400	400,827
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,314,204
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	4,621,475
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	$2,000	$1,599,050
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	2,125	1,563,792
State of Texas GO BAB
5.52%, 04/01/39(b)	5,300	5,318,475
Series A, 4.63%, 04/01/33	1,255	1,209,959
Series A, 4.68%, 04/01/40	2,550	2,347,469
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	8,240	8,158,729
5.17%, 04/01/41	6,200	6,051,741
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,632,128
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,505	1,680,883
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,075,073
		65,011,321
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	2,790	1,571,839
2.58%, 11/01/51 (Call 05/01/51)	1,000	596,994
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	453,381
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	622,356
		3,244,570
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,181,457
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	190	190,432
Series C, 3.15%, 05/01/27	2,580	2,445,702
		2,636,134
Total Municipal Debt Obligations — 0.5% (Cost: $609,148,221)		520,794,287
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 26.2%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	64	61,480
2.50%, 02/01/28	810	778,941
2.50%, 01/01/30	7,613	7,175,405
2.50%, 03/01/31	74	68,948
2.50%, 08/01/31	2,371	2,202,970
2.50%, 10/01/31	5,574	5,150,673
2.50%, 11/01/31	33	30,355
2.50%, 12/01/31	8,456	7,800,589
2.50%, 02/01/32	10,397	9,604,538
2.50%, 08/01/32	122	111,783
2.50%, 01/01/33	9,016	8,298,747
2.50%, 02/01/33	24	21,818
2.50%, 04/01/33	1,093	997,350
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/26	$125	$121,045
3.00%, 01/01/27	58	56,413
3.00%, 02/01/27	143	138,206
3.00%, 04/01/27	106	102,477
3.00%, 05/01/27	881	854,020
3.00%, 06/01/27	799	772,477
3.00%, 07/01/27	40	38,934
3.00%, 08/01/27	119	115,368
3.00%, 09/01/27	498	481,753
3.00%, 11/01/27	212	205,088
3.00%, 12/01/27	98	94,401
3.00%, 01/01/28	25	24,177
3.00%, 11/01/28	100	96,678
3.00%, 01/01/29	148	141,842
3.00%, 03/01/29	443	423,577
3.00%, 05/01/29	16,764	16,130,150
3.00%, 05/01/30	2,913	2,758,242
3.00%, 06/01/30	1,588	1,516,061
3.00%, 07/01/30	3,509	3,321,610
3.00%, 12/01/30	8,310	7,843,006
3.00%, 02/01/31	2,613	2,459,148
3.00%, 05/01/31	5,454	5,123,971
3.00%, 06/01/31	4,009	3,764,375
3.00%, 08/01/31	33	31,107
3.00%, 12/01/31	20	18,482
3.00%, 02/01/32	75	70,434
3.00%, 07/01/32	6,190	5,794,075
3.00%, 09/01/32	8	7,906
3.00%, 02/01/33	14	13,372
3.00%, 05/01/33	1,447	1,338,573
3.00%, 06/01/42	426	369,781
3.00%, 10/01/42	178	154,787
3.00%, 01/01/43	463	402,023
3.00%, 02/01/43	11,194	9,727,696
3.00%, 12/01/44	32	27,598
3.00%, 04/01/45	262	224,164
3.00%, 08/01/45	170	145,338
3.00%, 12/01/45	13	11,197
3.00%, 01/01/46	961	820,616
3.00%, 02/01/46	113	96,271
3.00%, 07/01/46	2,157	1,839,020
3.00%, 08/01/46	39,311	33,517,709
3.00%, 09/01/46	15,611	13,436,077
3.00%, 10/01/46	30,485	26,083,346
3.00%, 11/01/46	22,942	19,561,532
3.00%, 12/01/46	52,680	44,916,131
3.00%, 01/01/47	12,352	10,531,247
3.00%, 02/01/47	26,407	22,516,428
3.00%, 03/01/47	132	112,957
3.00%, 04/01/47	342	291,599
3.00%, 05/01/47	20,652	17,702,350
3.00%, 06/01/47	21,388	18,236,133
3.00%, 08/01/47	2,747	2,341,934
3.00%, 09/01/47	615	525,614
3.00%, 10/01/47	6,828	5,821,640
3.00%, 11/01/47	10	8,417
3.00%, 01/01/48	14	11,858
3.00%, 11/01/48	1,037	871,249
3.00%, 03/01/49	181	151,902
3.00%, 05/01/49	218	185,094
3.00%, 06/01/49	160	134,559
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/25	$286	$280,094
3.50%, 03/01/26	353	345,104
3.50%, 06/01/26	80	78,300
3.50%, 03/01/32	553	524,696
3.50%, 05/01/32	1,543	1,464,277
3.50%, 09/01/32	1,259	1,195,747
3.50%, 06/01/33	95	89,576
3.50%, 07/01/33	5,009	4,734,140
3.50%, 11/01/33	14	13,472
3.50%, 06/01/34	4,270	4,012,204
3.50%, 03/01/38	3,191	2,937,504
3.50%, 06/01/38	862	790,603
3.50%, 09/01/38	569	522,010
3.50%, 02/01/42	51	45,439
3.50%, 05/01/42	5	4,605
3.50%, 09/01/42	8	7,165
3.50%, 10/01/42	6,637	5,956,628
3.50%, 11/01/42	511	458,608
3.50%, 01/01/43	10	8,638
3.50%, 04/01/43	3,662	3,282,512
3.50%, 06/01/43	700	627,683
3.50%, 07/01/43	1,195	1,071,627
3.50%, 08/01/43	4,320	3,873,218
3.50%, 10/01/43	985	883,016
3.50%, 01/01/44	11,233	10,078,484
3.50%, 02/01/44	5,839	5,235,822
3.50%, 09/01/44	4,447	3,969,722
3.50%, 10/01/44	6,540	5,818,105
3.50%, 11/01/44	84	73,542
3.50%, 12/01/45	8,560	7,511,282
3.50%, 01/01/46	185	164,031
3.50%, 03/01/46	23,713	21,017,697
3.50%, 05/01/46	3,091	2,736,124
3.50%, 06/01/46	91	79,948
3.50%, 07/01/46	4,112	3,637,435
3.50%, 08/01/46	2,907	2,571,216
3.50%, 09/01/46	4,579	4,051,583
3.50%, 10/01/46	859	758,228
3.50%, 11/01/46	625	551,470
3.50%, 12/01/46	3,478	3,068,065
3.50%, 01/01/47	1,783	1,572,887
3.50%, 02/01/47	4,697	4,146,734
3.50%, 03/01/47	3,043	2,684,712
3.50%, 04/01/47	6,850	6,036,589
3.50%, 05/01/47	1,390	1,228,239
3.50%, 07/01/47	5,772	5,085,437
3.50%, 08/01/47	16,834	14,952,884
3.50%, 09/01/47	22,185	19,499,791
3.50%, 12/01/47	3,808	3,355,434
3.50%, 01/01/48	17,326	15,399,635
3.50%, 02/01/48	18,452	16,220,169
3.50%, 03/01/48	7,666	6,748,802
3.50%, 04/01/48	1,735	1,542,621
3.50%, 05/01/48	8,489	7,476,428
3.50%, 04/01/49	1,139	1,005,921
3.50%, 05/01/49	3,437	3,017,466
3.50%, 06/01/49	1,582	1,396,868
4.00%, 05/01/25	23	23,043
4.00%, 10/01/25	194	190,911
4.00%, 02/01/26	118	115,798
4.00%, 05/01/26	234	229,571
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 12/01/32	$1,085	$1,041,033
4.00%, 05/01/33	1,698	1,633,461
4.00%, 09/01/41	2,499	2,315,943
4.00%, 02/01/42	2,089	1,936,346
4.00%, 03/01/42	457	423,046
4.00%, 06/01/42	3,080	2,852,926
4.00%, 08/01/42	1,303	1,204,767
4.00%, 07/01/44	3,362	3,093,212
4.00%, 01/01/45	845	775,213
4.00%, 02/01/45	1,225	1,128,381
4.00%, 06/01/45	1,890	1,731,576
4.00%, 08/01/45	3,254	2,982,953
4.00%, 09/01/45	5,335	4,890,537
4.00%, 01/01/46	1,429	1,309,556
4.00%, 02/01/46	145	132,420
4.00%, 03/01/46	307	280,957
4.00%, 05/01/46	3,198	2,922,755
4.00%, 06/01/46	70	63,900
4.00%, 07/01/46	2,705	2,483,366
4.00%, 08/01/46	86	78,586
4.00%, 10/01/46	2,542	2,330,020
4.00%, 11/01/46	7,334	6,703,951
4.00%, 02/01/47	3,051	2,789,374
4.00%, 08/01/47	226	205,962
4.00%, 10/01/47	681	620,313
4.00%, 11/01/47	1,254	1,143,145
4.00%, 01/01/48	4,912	4,476,272
4.00%, 02/01/48	7,292	6,656,674
4.00%, 04/01/48	153	138,803
4.00%, 06/01/48	13,500	12,357,225
4.00%, 07/01/48	12,505	11,384,247
4.00%, 08/01/48	1,630	1,483,888
4.00%, 09/01/48	3,229	2,939,240
4.00%, 10/01/48	1,735	1,582,056
4.00%, 12/01/48	8,506	7,765,404
4.00%, 01/01/49	1,296	1,179,727
4.50%, 07/01/24	4	3,814
4.50%, 08/01/24	1	1,096
4.50%, 09/01/24	6	6,009
4.50%, 10/01/24	7	6,988
4.50%, 08/01/30	868	847,892
4.50%, 03/01/39	836	801,065
4.50%, 05/01/39	1,037	993,973
4.50%, 10/01/39	620	593,645
4.50%, 01/01/40	184	176,565
4.50%, 02/01/41	1,286	1,228,511
4.50%, 04/01/41	38	36,354
4.50%, 05/01/41	3,238	3,095,812
4.50%, 05/01/42	3,267	3,123,276
4.50%, 01/01/45	2,353	2,235,552
4.50%, 11/01/45	166	157,789
4.50%, 12/01/45	126	119,911
4.50%, 01/01/46	3,726	3,539,065
4.50%, 03/01/46	179	168,707
4.50%, 04/01/46	544	512,313
4.50%, 05/01/46	318	299,967
4.50%, 07/01/46	105	99,194
4.50%, 08/01/46	281	264,627
4.50%, 09/01/46	2,270	2,152,450
4.50%, 05/01/47	2,027	1,907,646
4.50%, 06/01/47	1,149	1,081,182
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/47	$126	$118,223
4.50%, 05/01/48	6,400	6,008,285
4.50%, 06/01/48	5,034	4,723,986
4.50%, 07/01/48	3,597	3,375,705
4.50%, 09/01/48	171	160,826
4.50%, 10/01/48	6,765	6,351,468
4.50%, 11/01/48	31	29,371
4.50%, 12/01/48	6,262	5,878,478
4.50%, 01/01/49	1,420	1,333,326
4.50%, 05/01/49	12	11,579
5.00%, 08/01/25	135	133,560
5.00%, 04/01/33	2,266	2,232,564
5.00%, 06/01/33	278	273,461
5.00%, 12/01/33	586	577,626
5.00%, 07/01/35	1,067	1,048,987
5.00%, 01/01/36	526	516,513
5.00%, 01/01/37	60	58,785
5.00%, 02/01/37	60	59,158
5.00%, 02/01/38	320	313,874
5.00%, 03/01/38	2,240	2,196,479
5.00%, 12/01/38	272	267,062
5.00%, 03/01/40	70	68,371
5.00%, 08/01/40	320	313,015
5.00%, 09/01/40	1,414	1,383,325
5.00%, 08/01/41	401	392,278
5.00%, 09/01/47	325	314,060
5.00%, 03/01/48	231	222,852
5.00%, 04/01/48	4,212	4,062,380
5.00%, 05/01/48	1,279	1,233,629
5.00%, 07/01/48	807	778,524
5.00%, 10/01/48	618	595,912
5.00%, 11/01/48	871	839,381
5.00%, 04/01/49	359	346,525
5.00%, 06/01/49	858	826,624
5.50%, 02/01/34	937	937,560
5.50%, 05/01/35	818	820,912
5.50%, 06/01/35	452	453,570
5.50%, 05/01/36	565	566,466
5.50%, 07/01/36	969	970,996
5.50%, 03/01/38	920	922,803
5.50%, 04/01/38	183	183,762
5.50%, 01/01/39	467	468,235
5.50%, 11/01/39	493	494,145
5.50%, 05/01/42, (12-mo. LIBOR US + 1.795%)(a)	269	273,951
5.98%, 08/01/41, (12-mo. LIBOR US + 1.712%)(a)	132	133,415
6.00%, 10/01/36	527	537,019
6.00%, 02/01/37	432	444,387
6.00%, 11/01/37	1,570	1,613,480
6.00%, 09/01/38	23	23,775
6.01%, 12/01/38, (12-mo. LIBOR US + 1.7680%)(a)	470	475,218
6.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(a)	9	9,130
6.13%, 09/01/41, (12-mo. LIBOR US + 1.880%)(a)	209	210,151
6.15%, 11/01/40, (12-mo. LIBOR US + 1.900%)(a)	78	78,701
6.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(a)	4	4,103
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.16%, 11/01/40, (12-mo. LIBOR US + 1.910%)(a)	$272	$274,695
6.20%, 11/01/41, (12-mo. LIBOR US + 1.900%)(a)	147	149,277
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.92%, 06/25/32 (Call 07/25/32)	25,000	21,322,493
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	4,993	4,892,457
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25), (1-day SOFR + 2.127%)(a)	21,168	20,692,489
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	19,250	18,646,003
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	15,000	14,471,206
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	14,300	13,619,223
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	20,000	19,099,904
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	18,250	17,184,308
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	6,810	6,566,845
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27), (1-day SOFR + 2.127%)(a)	7,155	6,721,387
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	9,428,471
Series K074, Class A2, 3.60%, 01/25/28 (Call 07/25/28)	10,000	9,466,659
Series K076, Class A2, 3.90%, 04/25/28 (Call 05/25/28)	8,000	7,632,369
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	19,091	18,146,525
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	20,000	19,075,588
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	10,000	9,332,695
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	14,000	12,390,708
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	31,000	27,189,287
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	4,775	4,013,992
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,643,529
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	13,200	10,790,259
Series K111, Class A2, 1.35%, 05/25/30 (Call 07/25/30)	5,000	4,034,704
Series K117, Class A2, 1.41%, 08/25/30 (Call 10/25/30)	15,000	12,022,862
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	17,440	14,437,112
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	4,670	3,813,926
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	20,000	17,944,061
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	$10,960	$9,616,042
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	16,190	13,464,311
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	15,500	12,541,225
Series K733, Class A2, 3.75%, 08/25/25 (Call 01/25/26)	14,056	13,753,596
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	5,700	5,511,815
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	22,684,355
Federal National Mortgage Association
3.00%, 02/01/47	8,409	7,242,637
3.00%, 03/01/47	6,695	5,617,984
3.50%, 11/01/51	5,537	4,812,742
4.00%, 02/01/47	9,160	8,410,238
4.00%, 01/01/57	6,207	5,609,716
4.00%, 02/01/57	6,975	6,303,703
6.00%, 08/01/41, (12-mo. LIBOR US + 1.750%)(a)	198	202,010
6.07%, 10/01/41, (12-mo. LIBOR US + 1.815%)(a)	297	303,122
6.27%, 02/01/42, (12-mo. LIBOR US + 1.805%)(a)	67	66,428
6.34%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	198	198,472
Series 2015-M10, Class A2, 3.09%, 04/25/27, (1-day SOFR + 2.127%)(a)	2,981	2,822,727
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,899	7,477,440
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,698	1,593,697
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	20,161	18,852,083
Series 2017-M7, Class A2, 2.96%, 02/25/27, (1-day SOFR + 2.127%)(a)	14,195	13,387,604
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	8,067	7,605,605
Series 2018-M10, Class A2, 3.47%, 07/25/28, (1-day SOFR + 2.127%)(a)	2,993	2,808,433
Series 2018-M12, Class A2, 3.76%, 08/25/30, (1-day SOFR + 2.127%)(a)	12,300	11,290,364
Series 2018-M13, Class A2, 3.86%, 09/25/30(a)	7,702	7,125,282
Series 2018-M2, Class A2, 3.00%, 01/25/28, (1-day SOFR + 2.127%)(a)	8,350	7,767,622
Series 2019-M2, Class A2, 3.75%, 11/25/28, (1-day SOFR + 2.127%)(a)	5,144	4,848,911
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,266	19,755,705
Series 2021-M13, Class A2, 1.66%, 04/25/31, (1-day SOFR + 2.127%)(a)	17,050	13,546,307
Series 2021-M17, Class A2, 1.71%, 07/25/31, (1-day SOFR + 2.127%)(a)	20,500	16,335,274
Series 2022-M1, Class A2, 1.72%, 10/25/31, (1-day SOFR + 2.127%)(a)	29,670	23,331,681
Government National Mortgage Association
1.50%, 10/20/51	4,276	3,216,903
2.00%, 07/20/50	5,072	4,007,695
2.00%, 08/20/50	69,863	55,189,762
2.00%, 09/20/50	1,953	1,542,241
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 10/20/50	$7,418	$5,856,750
2.00%, 11/20/50	40,642	32,079,446
2.00%, 12/20/50	73,708	58,162,781
2.00%, 01/20/51	30,405	23,986,129
2.00%, 02/20/51	178,622	140,939,864
2.00%, 06/20/51	6,735	5,309,834
2.00%, 08/20/51	121,476	95,736,793
2.00%, 10/20/51	85,570	67,412,761
2.00%, 11/20/51	62,144	48,947,875
2.00%, 12/20/51	222,282	175,045,604
2.00%, 01/20/52	124,417	97,958,150
2.00%, 03/20/52	189,681	149,302,331
2.00%, 04/20/52	45,306	35,657,619
2.00%, 06/20/52	35,504	27,987,312
2.00%, 05/15/54(i)	102,243	80,441,414
2.50%, 02/15/28	48	45,557
2.50%, 10/20/31	61	56,627
2.50%, 05/20/45	2,927	2,442,619
2.50%, 11/20/46	406	339,162
2.50%, 12/20/46	12,525	10,456,423
2.50%, 01/20/47	5,791	4,834,698
2.50%, 06/20/50	14,928	12,289,600
2.50%, 08/20/50	16,625	13,449,110
2.50%, 09/20/50	35,402	28,628,686
2.50%, 01/20/51	77,386	63,541,427
2.50%, 02/20/51	130,661	107,466,159
2.50%, 05/20/51	266,378	218,942,332
2.50%, 06/20/51	8,253	6,781,617
2.50%, 07/20/51	221,827	182,242,267
2.50%, 08/20/51	136,394	112,029,049
2.50%, 09/20/51	4,464	3,666,135
2.50%, 10/20/51	4,042	3,318,574
2.50%, 11/20/51	33,125	27,189,361
2.50%, 12/20/51	94,056	77,202,342
2.50%, 01/20/52	3,313	2,718,782
2.50%, 03/20/52	103,828	85,185,132
2.50%, 04/20/52	76,379	62,655,928
2.50%, 05/20/52	26,400	21,656,708
2.50%, 07/20/52	8,613	7,076,989
2.50%, 08/20/52	17,093	14,021,522
2.50%, 05/20/54(i)	137,697	112,869,094
3.00%, 08/20/42	4,491	3,921,299
3.00%, 09/15/42	9	7,760
3.00%, 10/15/42	25	21,775
3.00%, 03/15/43	154	133,143
3.00%, 06/15/43	26	22,535
3.00%, 07/15/43	63	54,311
3.00%, 09/20/43	5,150	4,476,302
3.00%, 11/15/43	472	409,054
3.00%, 01/15/44	4,365	3,798,230
3.00%, 08/20/44	13,303	11,563,061
3.00%, 10/15/44	105	96,890
3.00%, 03/20/45	4,309	3,734,161
3.00%, 05/20/45	17,714	15,351,176
3.00%, 06/20/45	5,805	5,030,331
3.00%, 07/20/45	11,677	10,119,283
3.00%, 10/20/45	3,991	3,458,620
3.00%, 11/20/45	2,531	2,193,624
3.00%, 12/20/45	4,644	4,024,317
3.00%, 02/20/46	13,930	12,071,739
3.00%, 04/20/46	6,355	5,492,167
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/20/46	$10,458	$9,037,870
3.00%, 06/20/46	12,538	10,836,159
3.00%, 07/20/46	17,528	15,148,749
3.00%, 08/20/46	30,721	26,549,995
3.00%, 09/20/46	23,105	19,968,670
3.00%, 11/20/46	6,229	5,383,480
3.00%, 12/15/46	7,521	6,406,526
3.00%, 12/20/46	36,051	31,156,546
3.00%, 01/20/47	1,892	1,635,078
3.00%, 02/15/47	11,032	9,538,089
3.00%, 02/20/47	11,516	9,952,707
3.00%, 03/20/47	10,520	9,091,409
3.00%, 04/20/47	233	200,845
3.00%, 06/20/47	5,051	4,358,687
3.00%, 09/20/47	301	260,004
3.00%, 10/20/47	6,163	5,318,453
3.00%, 11/20/47	113	97,211
3.00%, 02/20/48	4,909	4,204,686
3.00%, 03/20/48	17	14,767
3.00%, 07/20/49	7,191	6,176,929
3.00%, 09/20/49	25,678	22,053,674
3.00%, 10/15/49	9,317	7,963,175
3.00%, 10/20/49	13,599	11,664,871
3.00%, 11/20/49	152	130,226
3.00%, 12/20/49	80,853	69,310,318
3.00%, 01/20/50	43,045	36,923,080
3.00%, 02/20/50	53,930	46,246,048
3.00%, 07/20/50	27,931	23,900,705
3.00%, 02/20/51	1,737	1,484,405
3.00%, 06/20/51	652	556,411
3.00%, 08/20/51	71,582	61,024,424
3.00%, 09/20/51	23,581	20,097,957
3.00%, 10/20/51	27,194	23,170,713
3.00%, 11/20/51	46,483	39,594,861
3.00%, 12/20/51	41,678	35,492,603
3.00%, 02/20/52	21,508	18,305,548
3.00%, 03/20/52	34,275	28,864,903
3.00%, 05/20/52	8,955	7,617,176
3.00%, 06/20/52	28,395	24,152,086
3.00%, 07/20/52	26,386	22,443,660
3.00%, 08/20/52	13,005	11,061,830
3.00%, 09/20/52	17,837	15,171,783
3.00%, 11/20/52	2,451	2,090,439
3.00%, 05/20/54(i)	126,232	107,371,457
3.50%, 11/20/40	56	50,465
3.50%, 12/20/40	41	36,933
3.50%, 05/20/41	77	70,061
3.50%, 09/15/41	141	127,097
3.50%, 10/15/41	197	178,317
3.50%, 12/15/41	1,441	1,301,419
3.50%, 04/15/42	94	84,673
3.50%, 08/20/42	7,943	7,167,669
3.50%, 09/15/42	334	301,499
3.50%, 09/20/42	9,492	8,565,817
3.50%, 10/15/42	265	238,875
3.50%, 10/20/42	25,451	22,967,624
3.50%, 11/15/42	352	317,428
3.50%, 11/20/42	22,176	20,012,592
3.50%, 12/15/42	599	540,412
3.50%, 12/20/42	7,842	7,077,131
3.50%, 02/15/43	334	301,767
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/20/43	$153	$137,291
3.50%, 03/15/43	370	333,216
3.50%, 03/20/43	673	608,123
3.50%, 04/15/43	23	20,898
3.50%, 04/20/43	173	155,417
3.50%, 05/15/43	659	592,478
3.50%, 06/15/43	9,476	8,500,020
3.50%, 08/20/43	123	110,709
3.50%, 09/20/43	60	54,370
3.50%, 10/20/43	165	148,855
3.50%, 01/15/44	145	130,289
3.50%, 01/20/44	5,075	4,566,356
3.50%, 02/20/44	1,640	1,475,252
3.50%, 03/20/44	157	141,209
3.50%, 07/20/44	28	25,019
3.50%, 08/15/44	26	23,336
3.50%, 08/20/44	5,392	4,849,818
3.50%, 09/15/44	62	55,670
3.50%, 09/20/44	9,636	8,667,619
3.50%, 10/15/44	143	128,222
3.50%, 10/20/44	1,481	1,331,771
3.50%, 11/20/44	13	11,951
3.50%, 12/20/44	909	817,406
3.50%, 01/15/45	55	49,545
3.50%, 01/20/45	134	120,769
3.50%, 03/15/45	110	98,712
3.50%, 04/20/45	9,313	8,362,372
3.50%, 05/20/45	3,511	3,152,565
3.50%, 06/15/45	41	36,150
3.50%, 06/20/45	5,240	4,704,900
3.50%, 07/20/45	176	158,412
3.50%, 08/20/45	424	380,702
3.50%, 09/20/45	13,718	12,317,893
3.50%, 10/20/45	1,327	1,191,478
3.50%, 11/20/45	9,661	8,674,450
3.50%, 12/20/45	5,406	4,854,127
3.50%, 03/20/46	19,799	17,676,677
3.50%, 04/20/46	8,739	7,802,647
3.50%, 06/20/46	38,488	34,363,114
3.50%, 07/20/46	278	248,166
3.50%, 08/15/46	46	41,079
3.50%, 11/20/46	394	351,808
3.50%, 12/20/46	11,178	9,990,242
3.50%, 01/15/47	43	37,966
3.50%, 01/20/47	2,638	2,355,683
3.50%, 02/20/47	45,197	40,353,261
3.50%, 03/20/47	16,705	14,890,431
3.50%, 04/20/47	14,929	13,326,997
3.50%, 06/20/47	3,310	2,950,271
3.50%, 07/20/47	416	370,842
3.50%, 08/20/47	21,974	19,606,118
3.50%, 09/15/47	48	43,080
3.50%, 09/20/47	31,467	28,049,661
3.50%, 10/20/47	13,068	11,659,002
3.50%, 11/15/47	19	17,199
3.50%, 11/20/47	18,890	16,855,843
3.50%, 12/15/47	5	4,738
3.50%, 12/20/47	9,364	8,301,104
3.50%, 01/20/48	9,129	8,137,459
3.50%, 02/20/48	3,093	2,757,812
3.50%, 04/20/48	30,223	26,928,545
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/15/48	$323	$287,475
3.50%, 05/20/48	20,885	18,616,951
3.50%, 08/20/48	3,997	3,559,108
3.50%, 09/20/48	1,862	1,660,054
3.50%, 11/20/48	3,233	2,878,907
3.50%, 01/20/49	1,960	1,746,711
3.50%, 06/20/49	646	573,928
3.50%, 09/20/49	5,155	4,576,809
3.50%, 10/20/49	6,630	5,886,297
3.50%, 01/20/50	26,323	23,372,135
3.50%, 03/20/50	7,349	6,525,275
3.50%, 08/20/50	5,967	5,289,419
3.50%, 10/20/51	2,444	2,156,713
3.50%, 01/20/52	9,673	8,530,342
3.50%, 02/20/52	17,975	15,850,749
3.50%, 03/20/52(i)	97,576	85,943,693
3.50%, 05/20/52	33,677	29,667,159
3.50%, 08/20/52	8,221	7,241,685
3.50%, 10/20/52	14,458	12,733,992
3.50%, 12/20/52	10,475	9,226,600
3.50%, 01/20/53	38,528	33,933,466
3.50%, 05/20/53	25,322	22,483,363
4.00%, 06/15/39	5	4,599
4.00%, 09/20/40	2,048	1,907,550
4.00%, 01/15/41	1	1,085
4.00%, 01/20/41	669	623,590
4.00%, 02/15/41	1,639	1,525,858
4.00%, 05/20/41	13	11,977
4.00%, 07/15/41	770	716,152
4.00%, 09/15/41	17	16,035
4.00%, 09/20/41	890	826,900
4.00%, 10/15/41	304	282,686
4.00%, 11/15/41	195	181,382
4.00%, 12/15/41	682	634,694
4.00%, 12/20/41	2,982	2,770,340
4.00%, 01/15/42	64	59,739
4.00%, 01/20/42	1,300	1,208,011
4.00%, 02/15/42	309	287,525
4.00%, 03/15/42	1,647	1,530,652
4.00%, 04/15/42	477	443,213
4.00%, 09/20/42	625	580,161
4.00%, 08/15/43	12	11,086
4.00%, 10/20/43	3,202	2,971,588
4.00%, 03/15/44	72	66,707
4.00%, 04/15/44	29	27,168
4.00%, 06/15/44	105	96,625
4.00%, 08/15/44	9	8,348
4.00%, 08/20/44	228	210,933
4.00%, 09/15/44	2	1,828
4.00%, 10/15/44	10	8,909
4.00%, 10/20/44	4,276	3,954,569
4.00%, 12/20/44	284	262,753
4.00%, 01/20/45	6,734	6,228,328
4.00%, 08/20/45	3,768	3,477,506
4.00%, 09/20/45	4,409	4,068,788
4.00%, 10/20/45	523	483,059
4.00%, 01/20/46	1,998	1,844,323
4.00%, 03/20/46	9,813	9,056,513
4.00%, 07/20/46	2,115	1,946,433
4.00%, 08/20/46	27	25,240
4.00%, 09/20/46	479	441,221
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/20/46	$2,562	$2,357,642
4.00%, 12/15/46	3,795	3,494,812
4.00%, 04/20/47	15,881	14,610,843
4.00%, 06/20/47	6,420	5,906,459
4.00%, 07/20/47	27,795	25,572,978
4.00%, 08/20/47	1,351	1,243,150
4.00%, 11/20/47	17,054	15,690,213
4.00%, 12/20/47	40	37,154
4.00%, 01/20/48	135	124,242
4.00%, 03/15/48	39	35,230
4.00%, 03/20/48	19,652	18,081,178
4.00%, 04/20/48	10,564	9,697,260
4.00%, 05/15/48	1,726	1,578,094
4.00%, 05/20/48	11,315	10,383,033
4.00%, 08/20/48	17,472	16,038,750
4.00%, 09/20/48	6,324	5,805,337
4.00%, 10/20/48	535	491,421
4.00%, 11/20/48	14,904	13,674,244
4.00%, 02/20/49	6,494	5,961,332
4.00%, 03/20/49	266	244,267
4.00%, 05/20/49	637	584,409
4.00%, 06/15/49	652	598,305
4.00%, 06/20/49	1,619	1,484,385
4.00%, 09/15/49	1,757	1,608,213
4.00%, 01/20/50	67,109	61,535,831
4.00%, 02/20/50	27,106	24,855,473
4.00%, 07/20/50	4,870	4,470,975
4.00%, 07/20/52	8,769	7,955,617
4.00%, 09/20/52	80,716	73,126,406
4.00%, 12/20/52	16,663	15,096,359
4.00%, 03/20/53	9,686	8,775,410
4.00%, 10/20/53	6,958	6,315,088
4.00%, 05/20/54(i)	86,431	78,317,009
4.50%, 04/15/39	275	263,932
4.50%, 08/15/39	1,378	1,321,765
4.50%, 11/20/39	695	666,238
4.50%, 01/20/40	189	180,854
4.50%, 06/15/40	1,297	1,244,538
4.50%, 07/15/40	628	603,034
4.50%, 08/15/40	992	951,563
4.50%, 08/20/40	1,166	1,117,768
4.50%, 09/15/40	1,145	1,098,991
4.50%, 10/20/40	2,841	2,723,709
4.50%, 06/20/41	2,489	2,388,596
4.50%, 07/20/41	12,938	12,414,488
4.50%, 09/20/41	1,713	1,643,684
4.50%, 12/20/41	356	341,324
4.50%, 11/20/45	2,952	2,812,118
4.50%, 02/15/46	4	3,760
4.50%, 08/20/46	3,644	3,475,844
4.50%, 09/20/46	584	558,618
4.50%, 10/20/46	2,608	2,487,670
4.50%, 11/20/46	997	950,725
4.50%, 12/20/46	431	410,818
4.50%, 02/20/47	433	411,630
4.50%, 04/20/47	512	485,650
4.50%, 05/20/47	487	462,313
4.50%, 06/20/47	1,124	1,066,308
4.50%, 07/20/47	2,513	2,383,015
4.50%, 10/20/47	795	753,848
4.50%, 04/20/48	1,909	1,803,403
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 05/20/48	$4,790	$4,525,777
4.50%, 06/20/48	5,216	4,926,188
4.50%, 07/20/48	6,786	6,409,673
4.50%, 08/20/48	11,018	10,406,511
4.50%, 09/20/48	551	520,413
4.50%, 10/20/48	571	539,576
4.50%, 11/20/48	158	149,014
4.50%, 12/20/48	5,649	5,336,088
4.50%, 01/20/49	141	133,133
4.50%, 02/20/49	1,276	1,204,068
4.50%, 03/20/49	2,359	2,228,061
4.50%, 05/20/49	517	488,741
4.50%, 06/20/49	7,536	7,117,504
4.50%, 07/20/49	5,629	5,316,178
4.50%, 08/20/49	2,243	2,118,144
4.50%, 07/20/52	4,581	4,273,410
4.50%, 08/20/52	101,704	94,949,400
4.50%, 04/20/53	74,695	69,579,770
4.50%, 05/20/53	37,857	35,263,966
4.50%, 06/20/53	53,647	49,972,528
4.50%, 05/15/54(i)	5,500	5,128,695
4.50%, 05/20/54(i)	79,361	73,904,134
5.00%, 12/15/36	374	371,689
5.00%, 01/15/39	1,164	1,155,950
5.00%, 07/15/39	2,045	2,030,233
5.00%, 05/15/40	751	737,416
5.00%, 07/20/40	3,883	3,815,659
5.00%, 08/20/40	1,450	1,425,141
5.00%, 05/15/47	1,026	997,777
5.00%, 06/15/47	156	151,629
5.00%, 11/15/47	352	342,068
5.00%, 12/15/47	255	247,940
5.00%, 01/15/48	335	325,305
5.00%, 02/15/48	479	465,886
5.00%, 03/20/48	1,055	1,029,292
5.00%, 04/20/48	3,574	3,486,370
5.00%, 05/20/48	3,871	3,764,096
5.00%, 10/20/48	79	76,373
5.00%, 11/20/48	1,384	1,344,059
5.00%, 12/20/48	2,563	2,489,531
5.00%, 01/20/49	4,297	4,173,243
5.00%, 04/20/49	9,996	9,708,128
5.00%, 05/20/49	1,164	1,130,435
5.00%, 06/20/49	9,369	9,098,586
5.00%, 07/20/52	4,768	4,568,923
5.00%, 09/20/52	5,985	5,734,620
5.00%, 12/20/52	41,443	39,711,726
5.00%, 01/20/53	44,276	42,426,255
5.00%, 02/20/53	7,850	7,522,098
5.00%, 04/20/53	31,806	30,442,572
5.00%, 05/20/53	37,932	36,305,133
5.00%, 07/20/53	90,647	86,760,234
5.00%, 05/15/54(i)	146,805	140,519,585
5.50%, 03/15/36	564	570,438
5.50%, 06/20/38	629	634,082
5.50%, 03/20/39	962	969,389
5.50%, 12/15/39	224	226,979
5.50%, 01/15/40	2,171	2,187,838
5.50%, 04/20/48	216	216,560
5.50%, 12/20/52	57,957	56,903,464
5.50%, 01/20/53	24,969	24,495,259
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 03/20/53	$40,964	$40,175,363
5.50%, 04/20/53	105,718	103,683,180
5.50%, 06/20/53	23,467	23,015,590
5.50%, 07/20/53	22,278	21,944,982
5.50%, 09/20/53	38,837	38,089,226
5.50%, 10/20/53	49,328	48,378,708
5.50%, 05/15/54(i)	32,774	32,129,117
6.00%, 03/15/37	1,829	1,889,311
6.00%, 09/20/38	699	721,225
6.00%, 11/15/39	302	312,985
6.00%, 02/20/53	12,112	12,147,549
6.00%, 09/20/53	30,708	30,799,223
6.00%, 10/20/53	46,348	46,485,360
6.00%, 11/20/53	34,297	34,398,905
6.00%, 01/20/54	15,511	15,556,596
6.00%, 05/15/54(i)	162,650	163,059,876
6.00%, 06/15/54(i)	35,125	35,048,866
6.50%, 10/20/38	1,040	1,093,144
6.50%, 10/20/53	5,471	5,541,229
6.50%, 12/20/53	70,129	71,024,580
6.50%, 01/20/54	92,100	93,276,442
6.50%, 02/20/54	14,626	14,812,504
6.50%, 04/20/54	35,471	35,972,910
6.50%, 05/15/54(i)	72,204	73,104,917
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	16,730	14,159,399
1.50%, 04/01/36	296	250,595
1.50%, 07/01/36	3,042	2,572,111
1.50%, 10/01/36	12,160	10,271,811
1.50%, 01/01/37	1,559	1,315,827
1.50%, 02/01/37	147,029	124,064,338
1.50%, 03/01/37	151,217	127,418,651
1.50%, 04/01/37	23,320	19,650,233
1.50%, 08/01/37	12,043	10,161,933
1.50%, 05/15/39(i)	176,063	148,017,011
1.50%, 11/01/50	86,841	62,526,533
1.50%, 01/01/51	24,238	17,447,645
1.50%, 04/01/51	8,803	6,331,431
1.50%, 05/01/51	98,297	70,689,958
1.50%, 06/01/51	46,508	33,393,693
1.50%, 07/01/51	134,391	96,641,609
1.50%, 11/01/51	87,596	62,953,662
1.50%, 04/01/52	9,060	6,513,120
1.50%, 05/13/54(i)	19,975	14,310,398
2.00%, 10/01/35	28,325	24,742,261
2.00%, 11/01/35	13,385	11,754,833
2.00%, 12/01/35	63,837	55,559,842
2.00%, 02/01/36	323,714	282,199,908
2.00%, 03/01/36	64,751	56,292,980
2.00%, 04/01/36	486	422,925
2.00%, 05/01/36	51,581	44,888,898
2.00%, 06/01/36	29,949	25,977,168
2.00%, 08/01/36	24,038	20,849,725
2.00%, 09/01/36	19,906	17,234,521
2.00%, 10/01/36	6,301	5,460,910
2.00%, 11/01/36	43,129	37,358,576
2.00%, 12/01/36	81,762	70,777,176
2.00%, 01/01/37	119,991	103,901,937
2.00%, 02/01/37	67,248	58,230,330
2.00%, 03/01/37	32,687	28,250,112
2.00%, 04/01/37	133,126	115,036,169
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 05/01/37	$59,941	$51,765,131
2.00%, 06/01/37	88,532	76,456,375
2.00%, 08/01/37	4,952	4,276,953
2.00%, 10/01/37	9,329	8,056,822
2.00%, 05/15/39(i)	159,889	137,717,074
2.00%, 07/01/50	57,302	43,720,237
2.00%, 09/01/50	63,738	48,737,281
2.00%, 10/01/50	154,281	117,805,695
2.00%, 11/01/50	2,444	1,860,912
2.00%, 12/01/50	225,697	173,430,288
2.00%, 01/01/51	96,987	74,800,071
2.00%, 02/01/51	435,077	331,136,064
2.00%, 03/01/51	457,010	348,276,413
2.00%, 04/01/51	471,362	359,405,131
2.00%, 05/01/51	106,569	81,406,368
2.00%, 06/01/51	249,223	190,209,340
2.00%, 07/01/51	251,721	191,815,684
2.00%, 08/01/51	151,844	115,110,355
2.00%, 09/01/51	35,265	26,730,852
2.00%, 10/01/51	669,916	509,097,620
2.00%, 11/01/51	485,240	368,758,049
2.00%, 12/01/51	390,666	296,498,743
2.00%, 01/01/52	225,786	171,174,433
2.00%, 02/01/52	555,443	420,192,176
2.00%, 03/01/52	408,324	308,692,908
2.00%, 04/01/52	25,079	18,948,016
2.00%, 05/01/52	54,718	41,443,779
2.00%, 06/01/52	61,391	46,398,257
2.00%, 10/01/52	35,649	26,988,199
2.00%, 05/13/54(i)	246,681	186,169,253
2.50%, 05/01/27	627	605,669
2.50%, 10/01/27	710	683,490
2.50%, 01/01/28	89	85,645
2.50%, 03/01/28	138	131,504
2.50%, 06/01/28	24	22,419
2.50%, 09/01/28	67	63,818
2.50%, 12/01/28	29	27,363
2.50%, 09/01/29	49	46,341
2.50%, 12/01/29	1,185	1,137,960
2.50%, 02/01/30	893	838,203
2.50%, 03/01/30	2,953	2,762,787
2.50%, 04/01/30	181	169,563
2.50%, 06/01/30	473	441,737
2.50%, 07/01/30	943	879,618
2.50%, 08/01/30	2,611	2,433,494
2.50%, 09/01/30	996	928,976
2.50%, 12/01/30	1,923	1,787,921
2.50%, 01/01/31	1,265	1,180,167
2.50%, 04/01/31	721	669,674
2.50%, 05/01/31	20	18,291
2.50%, 09/01/31	3,868	3,566,493
2.50%, 10/01/31	34,480	32,076,926
2.50%, 12/01/31	6,608	6,104,819
2.50%, 01/01/32	12,931	11,946,524
2.50%, 02/01/32	15,053	13,927,328
2.50%, 03/01/32	6,010	5,534,408
2.50%, 04/01/32	35,748	33,102,237
2.50%, 05/01/32	23,259	21,498,289
2.50%, 06/01/32	639	593,001
2.50%, 07/01/32	9,887	9,168,877
2.50%, 09/01/32	3,791	3,514,649
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 10/01/32	$734	$674,678
2.50%, 11/01/32	644	585,962
2.50%, 12/01/32	6,949	6,370,103
2.50%, 01/01/33	19,683	18,452,114
2.50%, 03/01/33	105	95,653
2.50%, 07/01/33	102	93,188
2.50%, 08/01/34	475	440,387
2.50%, 10/01/34	165	147,448
2.50%, 11/01/34	20,780	18,592,422
2.50%, 07/01/35	11,415	10,222,311
2.50%, 09/01/35	22,351	19,959,812
2.50%, 10/01/35	71,732	64,057,299
2.50%, 03/01/36	20,958	18,686,030
2.50%, 04/01/36	1,329	1,184,140
2.50%, 05/01/36	18,273	16,219,949
2.50%, 07/01/36	30,920	27,485,305
2.50%, 08/01/36	8,944	7,960,729
2.50%, 10/01/36	1,210	1,078,809
2.50%, 03/01/37	13,632	12,107,935
2.50%, 04/01/37	25,461	22,631,837
2.50%, 05/01/37	62,397	55,387,586
2.50%, 06/01/37	15,171	13,467,028
2.50%, 05/15/39(i)	159,677	141,361,245
2.50%, 05/01/43	204	170,736
2.50%, 02/01/47	704	577,076
2.50%, 04/01/47	8,903	7,294,047
2.50%, 12/01/47	168	137,533
2.50%, 05/01/50	77,959	62,356,799
2.50%, 07/01/50	41,957	34,034,788
2.50%, 08/01/50	60,493	48,858,970
2.50%, 09/01/50	145,956	117,566,131
2.50%, 10/01/50	177,442	142,479,559
2.50%, 11/01/50	204,022	163,707,471
2.50%, 12/01/50	78,049	62,053,898
2.50%, 01/01/51	132,309	105,293,290
2.50%, 02/01/51	56,262	44,920,243
2.50%, 03/01/51	71,499	56,751,004
2.50%, 04/01/51	35,578	28,366,782
2.50%, 05/01/51	37,734	30,143,625
2.50%, 06/01/51	6,912	5,501,003
2.50%, 07/01/51	235,969	188,041,026
2.50%, 08/01/51	306,385	244,707,359
2.50%, 09/01/51	142,263	113,490,532
2.50%, 10/01/51	117,765	94,033,845
2.50%, 11/01/51	95,479	76,257,509
2.50%, 12/01/51	421,702	336,703,027
2.50%, 01/01/52	463,281	368,184,831
2.50%, 02/01/52	298,310	237,266,500
2.50%, 03/01/52	242,936	192,887,104
2.50%, 04/01/52	226,772	180,038,586
2.50%, 05/01/52	112,460	89,132,748
2.50%, 06/01/52	13,155	10,425,216
2.50%, 07/01/52	100,871	79,985,618
2.50%, 08/01/52	11,006	8,721,957
2.50%, 04/01/53	139,030	110,179,159
2.50%, 05/15/54(i)	371,451	293,838,923
3.00%, 11/01/25	36	34,723
3.00%, 10/01/26	35	33,590
3.00%, 01/01/27	894	862,326
3.00%, 02/01/27	11	10,329
3.00%, 10/01/27	1,374	1,324,912
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/27	$844	$813,683
3.00%, 12/01/27	58	55,653
3.00%, 03/01/29	106	100,713
3.00%, 07/01/29	160	152,288
3.00%, 09/01/29	81	77,458
3.00%, 10/01/29	24	22,528
3.00%, 01/01/30	60	57,479
3.00%, 03/01/30	27,518	26,393,503
3.00%, 04/01/30	2,730	2,584,517
3.00%, 06/01/30	470	450,819
3.00%, 07/01/30	2,178	2,057,023
3.00%, 08/01/30	7,978	7,525,990
3.00%, 09/01/30	10,603	10,015,498
3.00%, 10/01/30	4,777	4,503,400
3.00%, 11/01/30	1,132	1,067,249
3.00%, 12/01/30	3,241	3,050,852
3.00%, 01/01/31	10,862	10,298,564
3.00%, 02/01/31	7,775	7,348,034
3.00%, 03/01/31	5,275	4,961,785
3.00%, 04/01/31	794	747,658
3.00%, 05/01/31	255	240,371
3.00%, 06/01/31	4,667	4,384,625
3.00%, 07/01/31	1,197	1,118,989
3.00%, 09/01/31	4,352	4,090,343
3.00%, 10/01/31	900	843,587
3.00%, 12/01/31	7,615	7,301,712
3.00%, 01/01/32	7,839	7,348,554
3.00%, 02/01/32	14,454	13,577,956
3.00%, 03/01/32	2,046	1,915,324
3.00%, 04/01/32	151	141,570
3.00%, 05/01/32	2,968	2,759,415
3.00%, 06/01/32	4,710	4,435,925
3.00%, 08/01/32	2,929	2,744,088
3.00%, 09/01/32	800	752,041
3.00%, 11/01/32	4,761	4,455,756
3.00%, 12/01/32	9,458	8,823,490
3.00%, 02/01/33	5,221	4,880,391
3.00%, 05/01/33	438	404,224
3.00%, 09/01/33	360	335,056
3.00%, 10/01/33	4,444	4,129,978
3.00%, 07/01/34	3,529	3,239,484
3.00%, 08/01/34	360	330,937
3.00%, 09/01/34	5,203	4,776,476
3.00%, 11/01/34	3,503	3,215,783
3.00%, 12/01/34	12,391	11,375,192
3.00%, 03/01/35	3,370	3,093,474
3.00%, 04/01/35	20,418	18,734,882
3.00%, 06/01/35	481	441,394
3.00%, 07/01/35	2,744	2,519,088
3.00%, 09/01/35	15,276	14,405,534
3.00%, 10/01/35	8,370	7,680,478
3.00%, 12/01/35	5,453	5,062,092
3.00%, 02/01/37	6,210	5,658,453
3.00%, 07/01/37	14,221	12,965,281
3.00%, 05/15/39(i)	123,995	112,476,039
3.00%, 08/01/42	214	185,281
3.00%, 09/01/42	75	65,180
3.00%, 10/01/42	3,205	2,781,622
3.00%, 11/01/42	2,375	2,060,330
3.00%, 12/01/42	12,991	11,272,222
3.00%, 01/01/43	6,181	5,363,787
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/43	$219	$189,671
3.00%, 03/01/43	9,277	8,026,172
3.00%, 04/01/43	10,086	8,724,318
3.00%, 05/01/43	4,288	3,710,476
3.00%, 06/01/43	2,123	1,836,518
3.00%, 07/01/43	1,466	1,270,240
3.00%, 08/01/43	2,508	2,169,032
3.00%, 09/01/43	5,975	5,168,665
3.00%, 01/01/44	8,362	7,233,662
3.00%, 10/01/44	26,313	22,763,180
3.00%, 12/01/44	6	5,250
3.00%, 01/01/45	2,674	2,313,530
3.00%, 02/01/45	245	209,345
3.00%, 03/01/45	11,421	9,880,518
3.00%, 04/01/45	93	79,381
3.00%, 05/01/45	11,104	9,536,706
3.00%, 06/01/45	55	46,585
3.00%, 08/01/45	127	108,610
3.00%, 09/01/45	826	705,127
3.00%, 11/01/45	1,906	1,625,267
3.00%, 12/01/45	203	172,978
3.00%, 01/01/46	495	423,080
3.00%, 04/01/46	2,855	2,434,939
3.00%, 06/01/46	56	47,857
3.00%, 07/01/46	69,865	59,585,574
3.00%, 08/01/46	12,248	10,445,164
3.00%, 10/01/46	3,861	3,293,326
3.00%, 11/01/46	46,953	39,998,954
3.00%, 12/01/46	104,858	89,326,440
3.00%, 01/01/47	38,999	33,297,163
3.00%, 02/01/47	64,096	54,573,983
3.00%, 03/01/47	34,774	29,607,889
3.00%, 05/01/47	1,308	1,112,936
3.00%, 07/01/47	15,915	13,551,811
3.00%, 08/01/47	4,888	4,162,016
3.00%, 12/01/47	25,405	21,656,432
3.00%, 03/01/48	3,924	3,338,787
3.00%, 04/01/48	165	137,024
3.00%, 09/01/48	392	333,350
3.00%, 11/01/48	44,548	37,913,307
3.00%, 02/01/49	20,557	17,531,815
3.00%, 09/01/49	9,461	7,991,603
3.00%, 11/01/49	14,979	12,594,916
3.00%, 12/01/49	28,970	24,327,141
3.00%, 02/01/50	7,859	6,519,983
3.00%, 03/01/50	19,021	15,960,096
3.00%, 04/01/50	11,246	9,429,084
3.00%, 06/01/50	52,143	43,676,545
3.00%, 07/01/50	51,819	43,382,668
3.00%, 08/01/50	44,761	37,732,528
3.00%, 09/01/50	9,591	8,024,105
3.00%, 10/01/50	136,895	113,632,908
3.00%, 11/01/50	18,655	15,608,031
3.00%, 12/01/50	8,573	7,169,848
3.00%, 01/01/51	27,309	22,886,981
3.00%, 05/01/51	66,772	56,252,739
3.00%, 06/01/51	63,123	52,652,357
3.00%, 07/01/51	42,994	35,958,689
3.00%, 08/01/51	60,245	50,081,582
3.00%, 11/01/51	18,239	15,139,264
3.00%, 01/01/52	78,096	64,914,282
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/52	$93,589	$78,299,041
3.00%, 02/25/52(i)	351,797	290,439,714
3.00%, 03/01/52	135,950	112,934,958
3.00%, 04/01/52	179,441	149,446,512
3.00%, 05/01/52	60,937	50,624,044
3.50%, 10/01/25	65	63,286
3.50%, 01/01/27	130	126,105
3.50%, 11/01/28	80	76,965
3.50%, 01/01/29	165	159,571
3.50%, 11/01/29	74	71,167
3.50%, 12/01/29	647	622,719
3.50%, 07/01/30	4,065	3,907,815
3.50%, 10/01/30	1,058	1,016,143
3.50%, 11/01/30	275	261,812
3.50%, 03/01/31	1,739	1,655,601
3.50%, 06/01/31	5,216	4,993,420
3.50%, 01/01/32	6,690	6,355,207
3.50%, 02/01/32	840	797,033
3.50%, 05/01/32	3,316	3,143,520
3.50%, 06/01/32	3,070	2,911,114
3.50%, 07/01/32	1,145	1,080,088
3.50%, 08/01/32	760	720,855
3.50%, 09/01/32	1,777	1,690,492
3.50%, 10/01/32	768	727,790
3.50%, 11/01/32	893	846,390
3.50%, 12/01/32	106	100,555
3.50%, 02/01/33	477	449,744
3.50%, 03/01/33	3,958	3,750,926
3.50%, 04/01/33	4,746	4,500,890
3.50%, 05/01/33	3,493	3,306,636
3.50%, 06/01/33	4,020	3,796,053
3.50%, 10/01/33	549	517,949
3.50%, 01/01/34	1,308	1,237,435
3.50%, 02/01/34	19,808	18,753,299
3.50%, 03/01/34	504	473,022
3.50%, 04/01/34	986	935,869
3.50%, 05/01/34	1,725	1,617,981
3.50%, 07/01/34	4,107	3,981,157
3.50%, 08/01/34	4,830	4,532,654
3.50%, 01/01/35	3,417	3,206,486
3.50%, 05/01/35	277	261,990
3.50%, 07/01/38	36,325	33,756,985
3.50%, 08/01/38	841	769,604
3.50%, 09/01/38	1,473	1,348,821
3.50%, 05/15/39(i)	52,090	48,340,873
3.50%, 11/01/40	231	207,470
3.50%, 02/01/41	252	225,402
3.50%, 02/01/42	7,109	6,371,352
3.50%, 03/01/42	53	47,558
3.50%, 04/01/42	24	21,648
3.50%, 05/01/42	2,499	2,239,165
3.50%, 08/01/42	426	381,916
3.50%, 09/01/42	14,611	13,095,155
3.50%, 11/01/42	8,902	7,978,591
3.50%, 12/01/42	3,132	2,806,872
3.50%, 01/01/43	83	73,997
3.50%, 02/01/43	478	429,265
3.50%, 04/01/43	83	74,792
3.50%, 05/01/43	119	106,952
3.50%, 06/01/43	3,193	2,857,956
3.50%, 08/01/43	95	85,456
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/43	$3,516	$3,151,084
3.50%, 09/01/44	205	182,239
3.50%, 10/01/44	4,172	3,734,630
3.50%, 01/01/45	97	86,463
3.50%, 02/01/45	5,055	4,525,485
3.50%, 03/01/45	19,640	17,407,192
3.50%, 05/01/45	21,787	19,352,415
3.50%, 06/01/45	78	69,193
3.50%, 07/01/45	9,011	8,003,190
3.50%, 08/01/45	3,495	3,104,141
3.50%, 10/01/45	1,786	1,600,081
3.50%, 11/01/45	255	225,663
3.50%, 12/01/45	33,519	29,703,978
3.50%, 01/01/46	14,840	13,251,531
3.50%, 02/01/46	15,095	13,361,998
3.50%, 03/01/46	18,835	16,709,913
3.50%, 04/01/46	2,556	2,240,797
3.50%, 05/01/46	15,553	13,763,555
3.50%, 06/01/46	2,885	2,535,653
3.50%, 07/01/46	25,024	22,155,522
3.50%, 08/01/46	8,058	7,098,548
3.50%, 09/01/46	6,314	5,522,914
3.50%, 10/01/46	9,143	8,075,065
3.50%, 11/01/46	12,962	11,465,242
3.50%, 12/01/46	55,558	49,277,093
3.50%, 01/01/47	28,934	25,645,858
3.50%, 02/01/47	12,392	10,959,491
3.50%, 04/01/47	11,373	10,053,002
3.50%, 05/01/47	12,962	11,457,995
3.50%, 06/01/47	4,099	3,636,905
3.50%, 07/01/47	57,658	50,826,347
3.50%, 08/01/47	13,802	12,168,851
3.50%, 09/01/47	3,423	3,011,575
3.50%, 10/01/47	11,265	9,972,216
3.50%, 11/01/47	16,059	14,210,546
3.50%, 12/01/47	15,556	13,691,052
3.50%, 01/01/48	34,105	30,065,714
3.50%, 02/01/48	72,487	63,890,571
3.50%, 03/01/48	2,320	2,039,973
3.50%, 04/01/48	10,479	9,246,500
3.50%, 05/01/48	28,575	25,137,013
3.50%, 06/01/48	3,138	2,757,773
3.50%, 07/01/48	2,426	2,136,551
3.50%, 11/01/48	36,698	32,252,909
3.50%, 02/01/49	100	87,576
3.50%, 03/01/49	1,355	1,188,062
3.50%, 04/01/49	2,324	2,039,464
3.50%, 05/01/49	1,511	1,308,419
3.50%, 06/01/49	78,607	69,204,633
3.50%, 07/01/49	12,001	10,479,020
3.50%, 09/01/49	17,302	15,106,764
3.50%, 04/01/50	43,912	38,533,686
3.50%, 05/01/50	9,797	8,544,555
3.50%, 06/01/50	5,012	4,369,368
3.50%, 07/01/50	22,068	19,134,006
3.50%, 02/01/51	27,645	24,139,700
3.50%, 05/01/51	6,932	6,056,478
3.50%, 07/01/51	3,839	3,320,862
3.50%, 03/25/52(i)	170,911	147,297,724
3.50%, 04/01/52	152,597	132,996,071
3.50%, 05/01/52	151,474	130,927,630
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/52	$64,525	$56,001,520
3.50%, 07/01/52	25,897	22,512,632
4.00%, 10/01/25	250	245,861
4.00%, 11/01/25	6	6,361
4.00%, 03/01/26	125	122,293
4.00%, 06/01/26	185	180,937
4.00%, 09/01/26	71	69,907
4.00%, 12/01/30	887	855,261
4.00%, 01/01/31	328	316,137
4.00%, 02/01/31	231	223,155
4.00%, 10/01/31	1,007	968,589
4.00%, 02/01/32	1,361	1,307,818
4.00%, 07/01/32	2,052	2,008,725
4.00%, 05/01/33	4,033	3,876,841
4.00%, 06/01/33	678	650,894
4.00%, 07/01/33	1,200	1,151,311
4.00%, 12/01/33	3,802	3,735,821
4.00%, 07/01/37	4,751	4,514,322
4.00%, 08/01/37	4,768	4,535,455
4.00%, 09/01/37	6,600	6,271,327
4.00%, 11/01/37	9,399	8,929,961
4.00%, 02/01/38	4,973	4,724,810
4.00%, 04/01/38	4,176	3,966,296
4.00%, 05/01/38	7,720	7,332,528
4.00%, 06/01/38	6,396	6,040,694
4.00%, 07/01/38	15,639	14,855,052
4.00%, 11/01/38	2,677	2,542,701
4.00%, 05/15/39(i)	64,615	61,313,229
4.00%, 12/01/40	20	18,614
4.00%, 12/01/41	1,022	946,222
4.00%, 03/01/42	2,219	2,049,851
4.00%, 06/01/42	1,685	1,559,532
4.00%, 07/01/42	62	56,872
4.00%, 09/01/43	104	95,709
4.00%, 10/01/43	77	70,405
4.00%, 04/01/44	38	35,178
4.00%, 05/01/44	2,413	2,219,731
4.00%, 06/01/44	3,982	3,685,165
4.00%, 10/01/44	1,205	1,107,028
4.00%, 12/01/44	8,243	7,571,640
4.00%, 01/01/45	11,412	10,513,677
4.00%, 02/01/45	35,173	32,413,408
4.00%, 03/01/45	5,472	5,021,665
4.00%, 05/01/45	9,941	9,135,443
4.00%, 06/01/45	5,476	5,032,415
4.00%, 07/01/45	410	375,674
4.00%, 08/01/45	343	313,569
4.00%, 09/01/45	732	671,527
4.00%, 11/01/45	131	120,301
4.00%, 12/01/45	843	773,784
4.00%, 01/01/46	707	647,021
4.00%, 02/01/46	1,195	1,091,570
4.00%, 03/01/46	1,537	1,403,798
4.00%, 04/01/46	2,253	2,056,768
4.00%, 05/01/46	6,611	6,059,765
4.00%, 06/01/46	17,662	16,245,843
4.00%, 07/01/46	20,972	19,198,870
4.00%, 08/01/46	3,594	3,282,690
4.00%, 09/01/46	137	125,035
4.00%, 10/01/46	3,730	3,431,781
4.00%, 11/01/46	1,313	1,207,522
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/47	$2,791	$2,554,236
4.00%, 03/01/47	2,097	1,906,378
4.00%, 04/01/47	5,989	5,464,698
4.00%, 05/01/47	5,409	4,940,452
4.00%, 06/01/47	10,724	9,803,656
4.00%, 07/01/47	16,665	15,196,963
4.00%, 08/01/47	14,071	12,843,132
4.00%, 09/01/47	14,539	13,255,412
4.00%, 10/01/47	12,799	11,721,757
4.00%, 11/01/47	6,279	5,714,991
4.00%, 12/01/47	9,770	8,894,001
4.00%, 01/01/48	1,951	1,776,599
4.00%, 02/01/48	20,542	18,693,950
4.00%, 04/01/48	21,713	19,736,541
4.00%, 05/01/48	1,770	1,608,520
4.00%, 07/01/48	2,776	2,523,478
4.00%, 09/01/48	10,766	9,785,903
4.00%, 10/01/48	7,682	6,997,889
4.00%, 11/01/48	22,844	20,765,705
4.00%, 01/01/49	2,892	2,636,844
4.00%, 02/01/49	3,114	2,829,078
4.00%, 03/01/49	36,516	33,191,427
4.00%, 04/01/49	10,915	9,955,274
4.00%, 05/01/49	8,186	7,467,399
4.00%, 06/01/49	31,370	28,571,940
4.00%, 07/01/49	55,765	50,735,226
4.00%, 08/01/49	953	870,904
4.00%, 10/01/49	1,697	1,541,216
4.00%, 11/01/49	41,320	37,389,785
4.00%, 12/01/49	3,486	3,164,225
4.00%, 01/01/50	19,311	17,554,602
4.00%, 02/01/50	558	506,851
4.00%, 05/01/50	10,097	9,165,848
4.00%, 03/01/51	7,716	7,003,696
4.00%, 05/01/51	19,774	17,974,906
4.00%, 04/01/52	16,141	14,445,473
4.00%, 05/01/52	34,197	30,651,056
4.00%, 06/01/52	48,584	43,507,447
4.00%, 06/25/52(i)	182,665	163,361,852
4.00%, 07/01/52	80,486	72,154,522
4.00%, 08/01/52	179,508	160,682,052
4.00%, 09/01/52	21,209	18,984,225
4.00%, 10/01/52	26,779	24,164,770
4.00%, 11/01/52	4,334	3,889,697
4.00%, 12/01/52	58,725	52,535,576
4.00%, 02/01/53	30,489	27,618,418
4.50%, 10/01/24	18	17,393
4.50%, 02/01/25	15	14,618
4.50%, 04/01/25	28	27,303
4.50%, 06/01/25	138	136,011
4.50%, 08/01/31	899	875,172
4.50%, 08/01/34	255	246,967
4.50%, 05/15/39(i)	4,200	4,060,650
4.50%, 09/01/40	2,498	2,384,847
4.50%, 12/01/40	1,440	1,374,587
4.50%, 01/01/41	2,967	2,832,725
4.50%, 05/01/41	1,949	1,859,220
4.50%, 06/01/41	10,809	10,432,250
4.50%, 08/01/41	3,973	3,787,390
4.50%, 09/01/41	1,253	1,194,731
4.50%, 01/01/42	1,331	1,269,311
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/01/42	$1,224	$1,164,133
4.50%, 08/01/43	2,144	2,034,506
4.50%, 12/01/43	69	65,505
4.50%, 03/01/44	13	11,916
4.50%, 04/01/44	3,493	3,313,284
4.50%, 06/01/44	697	664,909
4.50%, 12/01/44	255	241,475
4.50%, 02/01/45	1,422	1,349,394
4.50%, 08/01/45	1,966	1,864,127
4.50%, 10/01/45	356	337,729
4.50%, 11/01/45	183	173,302
4.50%, 12/01/45	581	550,568
4.50%, 01/01/46	72	68,271
4.50%, 02/01/46	7,302	6,970,409
4.50%, 03/01/46	1,245	1,187,280
4.50%, 04/01/46	242	229,401
4.50%, 05/01/46	83	78,981
4.50%, 06/01/46	4	3,836
4.50%, 07/01/46	27	25,156
4.50%, 08/01/46	1,807	1,708,838
4.50%, 09/01/46	637	600,110
4.50%, 10/01/46	862	812,160
4.50%, 01/01/47	398	375,295
4.50%, 02/01/47	146	137,291
4.50%, 03/01/47	1,616	1,518,206
4.50%, 04/01/47	4,872	4,578,905
4.50%, 06/01/47	2,716	2,551,745
4.50%, 07/01/47	18	16,918
4.50%, 08/01/47	211	198,029
4.50%, 10/01/47	6,393	6,008,529
4.50%, 01/01/48	9,188	8,634,466
4.50%, 02/01/48	924	867,518
4.50%, 03/01/48	5,142	4,827,610
4.50%, 04/01/48	2,413	2,262,088
4.50%, 05/01/48	5,154	4,841,651
4.50%, 06/01/48	3,315	3,107,477
4.50%, 07/01/48	1,954	1,831,709
4.50%, 08/01/48	9,246	8,667,515
4.50%, 09/01/48	258	240,559
4.50%, 10/01/48	11,759	11,020,229
4.50%, 11/01/48	4,441	4,162,805
4.50%, 12/01/48	16,709	15,664,105
4.50%, 01/01/49	5,213	4,886,758
4.50%, 02/01/49	6,555	6,144,753
4.50%, 03/01/49	616	578,157
4.50%, 04/01/49	11,861	11,120,017
4.50%, 05/01/49	9,912	9,288,184
4.50%, 07/01/49	791	735,901
4.50%, 08/01/49	172	160,200
4.50%, 09/01/50	35,532	33,307,907
4.50%, 05/01/52	10,033	9,390,547
4.50%, 06/01/52	79,345	73,291,100
4.50%, 07/01/52	2,271	2,098,318
4.50%, 08/01/52	28,570	26,397,907
4.50%, 09/01/52	71,168	65,898,192
4.50%, 10/01/52	99,258	92,079,160
4.50%, 11/01/52	27,827	25,666,064
4.50%, 12/01/52	164,861	152,802,494
4.50%, 04/01/53	17,298	15,954,120
4.50%, 07/01/53	2,297	2,118,830
4.50%, 08/01/53	23,223	21,457,255
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 05/13/54(i)	$185,895	$171,286,302
5.00%, 09/01/33	77	75,866
5.00%, 11/01/33	2,269	2,232,699
5.00%, 06/01/35	113	110,757
5.00%, 10/01/35	43	41,779
5.00%, 12/01/36	33	32,477
5.00%, 05/01/39	23	22,097
5.00%, 05/15/39(i)	975	957,109
5.00%, 06/01/39	459	451,736
5.00%, 12/01/39	73	71,177
5.00%, 01/01/40	2	1,638
5.00%, 03/01/40	1,278	1,248,634
5.00%, 04/01/40	200	195,210
5.00%, 05/01/40	13	12,218
5.00%, 06/01/40	119	115,666
5.00%, 07/01/40	759	741,083
5.00%, 08/01/40	1,071	1,048,185
5.00%, 09/01/40	8	8,022
5.00%, 10/01/40	33	32,093
5.00%, 04/01/41	513	501,864
5.00%, 05/01/41	2,093	2,044,147
5.00%, 06/01/41	526	513,668
5.00%, 08/01/41	985	961,742
5.00%, 10/01/41	2,534	2,473,708
5.00%, 01/01/42	13,397	13,088,824
5.00%, 05/01/42	4,751	4,641,613
5.00%, 09/01/47	430	414,656
5.00%, 02/01/48	1,534	1,479,022
5.00%, 03/01/48	1,308	1,259,273
5.00%, 04/01/48	2,051	1,975,588
5.00%, 05/01/48	1,679	1,616,762
5.00%, 07/01/48	2,176	2,095,203
5.00%, 09/01/48	1,530	1,472,859
5.00%, 01/01/49	119	114,918
5.00%, 04/01/49	6,280	6,049,711
5.00%, 05/01/49	26	25,048
5.00%, 06/01/49	237	228,576
5.00%, 09/01/49	64	62,004
5.00%, 10/01/49	177	170,547
5.00%, 08/01/52	14,621	13,966,953
5.00%, 09/01/52	24,832	23,749,873
5.00%, 10/01/52	31,342	29,877,267
5.00%, 11/01/52	36,187	34,522,954
5.00%, 12/01/52	23,881	22,826,135
5.00%, 01/01/53	43,866	41,742,426
5.00%, 02/01/53	50,892	48,279,925
5.00%, 03/01/53	53,819	51,265,615
5.00%, 04/01/53	99,905	94,721,287
5.00%, 05/01/53	76,998	73,038,845
5.00%, 06/01/53	150,423	143,005,350
5.00%, 07/01/53	49,672	47,271,651
5.00%, 08/01/53	36,681	34,776,558
5.00%, 09/01/53	24,981	23,684,227
5.00%, 05/15/54(i)	161,770	153,278,430
5.50%, 05/01/33	836	835,531
5.50%, 11/01/33	1,717	1,716,417
5.50%, 09/01/34	2,577	2,581,058
5.50%, 09/01/36	186	186,244
5.50%, 03/01/38	163	163,140
5.50%, 06/01/38	4,365	4,368,871
5.50%, 11/01/38	343	343,117
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 07/01/40	$1,075	$1,075,211
5.50%, 09/01/41	27,075	27,068,429
5.50%, 01/01/47	2,164	2,169,010
5.50%, 12/01/48	206	205,693
5.50%, 09/01/52	12,841	12,668,027
5.50%, 11/01/52	14,322	14,005,742
5.50%, 12/01/52	60,220	58,983,737
5.50%, 01/01/53	80,301	78,734,964
5.50%, 02/01/53	73,063	71,274,313
5.50%, 03/01/53	66,647	65,192,943
5.50%, 04/01/53	104,873	102,065,094
5.50%, 05/01/53	85,140	82,839,577
5.50%, 06/01/53	37,565	36,652,591
5.50%, 07/01/53	46,146	45,028,527
5.50%, 08/01/53	12,844	12,478,583
5.50%, 10/01/53	44,427	43,134,710
5.50%, 11/01/53	30,930	30,178,721
5.50%, 02/01/54	14,295	13,878,448
5.50%, 03/01/54	47,034	45,714,740
5.50%, 05/15/54(i)	140,980	136,828,273
6.00%, 03/01/34	1,407	1,430,511
6.00%, 05/01/34	119	120,678
6.00%, 08/01/34	237	240,886
6.00%, 11/01/34	77	77,889
6.00%, 09/01/36	335	344,289
6.00%, 08/01/37	796	817,526
6.00%, 03/01/38	277	284,787
6.00%, 05/01/38	131	134,491
6.00%, 09/01/38	107	110,072
6.00%, 06/01/39	2,021	2,055,108
6.00%, 10/01/39	137	140,602
6.00%, 07/01/41	1,147	1,177,509
6.00%, 02/01/49	5,536	5,682,055
6.00%, 01/01/53	12,487	12,501,933
6.00%, 04/01/53	2,401	2,404,167
6.00%, 05/01/53	3,315	3,314,387
6.00%, 06/01/53	16,875	16,811,986
6.00%, 07/01/53	104,092	103,768,056
6.00%, 08/01/53	209,982	209,826,248
6.00%, 09/01/53	85,767	85,428,049
6.00%, 10/01/53	24,539	24,361,911
6.00%, 11/01/53	83,758	83,248,603
6.00%, 12/01/53	15,069	15,009,862
6.00%, 02/01/54	22,820	22,667,471
6.00%, 03/01/54	13,227	13,166,140
6.00%, 04/01/54	38,232	38,014,825
6.00%, 05/01/54	20,667	20,683,909
6.00%, 05/15/54(i)	166,650	165,100,692
6.50%, 08/01/36	20	20,849
6.50%, 09/01/36	154	159,830
6.50%, 10/01/36	21	21,982
6.50%, 12/01/36	32	33,786
6.50%, 07/01/37	37	38,799
6.50%, 08/01/37	1,669	1,739,883
6.50%, 10/01/37	66	68,208
6.50%, 11/01/37	18	18,337
6.50%, 12/01/37	535	555,421
6.50%, 06/01/38	15	15,662
6.50%, 10/01/39	474	493,507
6.50%, 05/01/40	15	15,144
6.50%, 07/01/53	7,579	7,717,835
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 09/01/53	$63,539	$64,285,381
6.50%, 10/01/53	84,053	85,359,818
6.50%, 11/01/53	108,178	109,421,968
6.50%, 12/01/53	175,634	178,474,467
6.50%, 01/01/54	40,654	41,189,133
6.50%, 02/01/54	41,501	42,259,367
6.50%, 03/01/54	19,707	19,928,167
6.50%, 04/01/54	10,303	10,414,421
6.50%, 05/01/54	5,704	5,768,977
6.50%, 05/15/54(i)	201,800	203,321,770
7.00%, 04/01/37	584	619,925
		27,561,895,644
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,694,309
1.25%, 12/21/26	180	163,645
1.50%, 08/15/24	1,000	988,629
2.13%, 12/14/29	70	60,612
2.75%, 12/13/24	250	246,052
2.88%, 09/13/24	1,000	990,719
3.13%, 06/13/25	980	956,957
3.25%, 11/16/28	25,470	23,906,997
4.25%, 12/10/27	75	73,328
5.50%, 07/15/36	7,900	8,339,873
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(b)	73,453	80,800,670
6.75%, 03/15/31	21,820	24,281,667
Federal National Mortgage Association
0.38%, 08/25/25	24,991	23,472,795
0.63%, 04/22/25	5,000	4,782,342
0.88%, 08/05/30	17,530	13,824,323
1.63%, 01/07/25(b)	13,020	12,699,041
1.75%, 07/02/24(b)	1,550	1,540,293
1.88%, 09/24/26	1,285	1,195,056
2.63%, 09/06/24	39,730	39,339,061
5.63%, 07/15/37	795	847,288
6.25%, 05/15/29(b)	580	618,015
6.63%, 11/15/30	8,180	8,994,824
7.13%, 01/15/30	10,000	11,137,865
7.25%, 05/15/30	17,396	19,628,657
Tennessee Valley Authority
1.50%, 09/15/31	1,000	786,537
3.50%, 12/15/42	525	416,445
4.63%, 09/15/60	1,000	882,646
4.88%, 01/15/48	8,035	7,475,875
5.25%, 09/15/39	458	460,243
5.50%, 06/15/38	10,000	10,289,397
5.88%, 04/01/36	95	101,906
6.15%, 01/15/38	3,553	3,857,830
7.13%, 05/01/30	3,556	3,964,466
Series B, 4.70%, 07/15/33	1,500	1,475,308
Series E, 6.75%, 11/01/25	7,000	7,146,092
		322,439,763
U.S. Government Obligations — 42.7%
U.S. Treasury Note/Bond
0.25%, 05/31/25	106,410	100,856,728
0.25%, 06/30/25	4,100	3,871,617
0.25%, 07/31/25	184,800	173,813,063
0.25%, 08/31/25	210,050	196,798,798
0.25%, 09/30/25	116,300	108,549,696
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.25%, 10/31/25	$194,300	$180,661,051
0.38%, 04/30/25	44,000	41,934,063
0.38%, 11/30/25	291,800	270,849,673
0.38%, 12/31/25	210,900	195,057,785
0.38%, 01/31/26	648,200	597,204,894
0.38%, 07/31/27	119,700	103,736,883
0.38%, 09/30/27	5,000	4,304,688
0.50%, 03/31/25	20,000	19,157,813
0.50%, 02/28/26	204,700	188,443,942
0.50%, 04/30/27	93,800	82,470,719
0.50%, 05/31/27	108,400	94,985,500
0.50%, 06/30/27	136,900	119,605,680
0.50%, 08/31/27	155,022	134,506,241
0.50%, 10/31/27	202,200	174,255,329
0.63%, 07/31/26	76,400	69,374,782
0.63%, 03/31/27	75,600	66,976,875
0.63%, 11/30/27	197,000	170,051,017
0.63%, 12/31/27	187,400	161,222,563
0.63%, 05/15/30	270,400	212,855,500
0.63%, 08/15/30	396,000	308,756,250
0.75%, 03/31/26	20,500	18,907,246
0.75%, 04/30/26	94,000	86,410,234
0.75%, 05/31/26	71,500	65,506,289
0.75%, 08/31/26	244,200	221,668,736
0.75%, 01/31/28	496,300	427,748,562
0.88%, 06/30/26	170,000	155,762,500
0.88%, 09/30/26	190,610	173,112,599
0.88%, 11/15/30	163,800	128,992,500
1.00%, 07/31/28	200,000	171,265,626
1.13%, 10/31/26	171,100	155,848,040
1.13%, 02/28/27	40,300	36,329,821
1.13%, 02/29/28	132,340	115,466,650
1.13%, 08/31/28	273,600	234,996,750
1.13%, 02/15/31	257,200	204,875,875
1.13%, 05/15/40	156,500	92,090,469
1.13%, 08/15/40	108,000	62,926,875
1.25%, 11/30/26	214,900	195,894,781
1.25%, 12/31/26	191,230	173,929,661
1.25%, 03/31/28	216,000	188,881,876
1.25%, 04/30/28	169,100	147,486,906
1.25%, 05/31/28	229,110	199,379,399
1.25%, 06/30/28	212,175	184,161,270
1.25%, 09/30/28	317,000	273,090,548
1.25%, 08/15/31	318,900	251,831,344
1.25%, 05/15/50	205,900	97,255,578
1.38%, 08/31/26	42,500	39,159,766
1.38%, 10/31/28	185,000	159,923,829
1.38%, 12/31/28	196,730	169,249,278
1.38%, 11/15/31	400,250	316,572,734
1.38%, 11/15/40	284,800	172,526,500
1.38%, 08/15/50	18,100	8,832,234
1.50%, 08/15/26	382,000	353,320,158
1.50%, 01/31/27	325,280	297,072,125
1.50%, 11/30/28	284,200	246,565,705
1.50%, 02/15/30	83,185	69,758,421
1.63%, 02/15/26	207,890	195,619,617
1.63%, 05/15/26	270,000	252,323,437
1.63%, 09/30/26	44,500	41,162,500
1.63%, 10/31/26	76,300	70,404,633
1.63%, 11/30/26	81,200	74,754,750
1.63%, 08/15/29	54,000	46,317,657
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 05/15/31	$390,910	$319,874,323
1.63%, 11/15/50	229,500	119,949,609
1.75%, 03/15/25(b)	101,700	98,672,836
1.75%, 12/31/26	91,870	84,678,302
1.75%, 01/31/29	170,700	149,149,125
1.75%, 08/15/41	271,420	172,266,881
1.88%, 06/30/26	80,000	74,925,000
1.88%, 07/31/26	49,900	46,625,313
1.88%, 02/28/27	178,100	164,018,969
1.88%, 02/28/29	159,200	139,698,000
1.88%, 02/15/32	422,760	345,540,244
1.88%, 02/15/41	130,200	85,545,469
1.88%, 02/15/51	575,700	321,492,469
1.88%, 11/15/51	233,450	129,491,797
2.00%, 08/15/25	184,515	177,242,515
2.00%, 11/15/26	181,000	168,414,844
2.00%, 11/15/41	103,260	68,200,003
2.00%, 02/15/50	102,000	59,351,250
2.00%, 08/15/51	466,600	267,930,469
2.13%, 05/15/25	206,000	199,546,407
2.13%, 05/31/26	105,300	99,327,516
2.25%, 11/15/25	167,829	160,643,821
2.25%, 03/31/26	88,500	84,026,602
2.25%, 02/15/27	161,206	150,185,966
2.25%, 08/15/27	146,750	135,250,762
2.25%, 11/15/27	153,750	140,969,531
2.25%, 05/15/41	276,900	192,921,422
2.25%, 08/15/46	118,960	76,152,988
2.25%, 08/15/49	106,500	66,096,563
2.25%, 02/15/52	252,900	154,229,484
2.38%, 04/30/26	124,400	118,160,563
2.38%, 05/15/27	190,870	177,538,923
2.38%, 03/31/29	244,200	219,093,187
2.38%, 05/15/29	191,600	171,571,813
2.38%, 02/15/42	141,000	98,876,250
2.38%, 11/15/49	229,400	146,278,344
2.38%, 05/15/51	186,000	117,354,375
2.50%, 02/28/26	92,350	88,197,857
2.50%, 03/31/27	116,200	108,783,172
2.50%, 02/15/45	50,824	34,870,029
2.50%, 02/15/46	152,800	103,593,625
2.50%, 05/15/46	123,517	83,489,772
2.63%, 03/31/25	5,000	4,883,398
2.63%, 04/15/25	97,100	94,740,774
2.63%, 12/31/25	86,500	83,070,410
2.63%, 01/31/26	86,000	82,445,782
2.63%, 05/31/27	132,700	124,261,109
2.63%, 02/15/29	211,491	192,473,334
2.63%, 07/31/29	145,500	131,416,055
2.75%, 05/15/25	158,200	154,226,461
2.75%, 06/30/25	16,900	16,430,629
2.75%, 08/31/25	140,808	136,402,250
2.75%, 04/30/27	169,300	159,366,852
2.75%, 07/31/27	119,500	112,012,578
2.75%, 02/15/28	222,702	206,904,077
2.75%, 05/31/29	285,900	260,548,712
2.75%, 08/15/32	404,850	351,080,859
2.75%, 08/15/42	106,523	78,827,020
2.75%, 11/15/42	128,580	94,787,569
2.75%, 08/15/47	219,000	153,436,875
2.75%, 11/15/47	158,550	110,885,906
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 04/30/25	$48,000	$46,895,625
2.88%, 05/31/25	116,800	113,898,250
2.88%, 06/15/25	277,400	270,269,955
2.88%, 07/31/25	183,900	178,727,813
2.88%, 11/30/25	110,400	106,622,250
2.88%, 05/15/28	252,994	235,403,011
2.88%, 08/15/28	219,930	203,864,802
2.88%, 04/30/29	176,320	161,842,476
2.88%, 05/15/32	489,500	430,071,641
2.88%, 05/15/43	121,184	90,679,715
2.88%, 08/15/45	153,125	111,924,805
2.88%, 11/15/46	54,000	39,031,875
2.88%, 05/15/49	42,000	29,846,250
2.88%, 05/15/52	205,000	144,268,750
3.00%, 07/15/25	161,030	156,916,188
3.00%, 09/30/25	101,200	98,199,578
3.00%, 10/31/25	106,600	103,302,063
3.00%, 05/15/42	43,150	33,333,375
3.00%, 11/15/44	99,727	75,060,150
3.00%, 05/15/45	121,400	90,917,219
3.00%, 11/15/45	65,100	48,570,703
3.00%, 02/15/47	116,190	85,744,589
3.00%, 05/15/47	152,118	112,044,414
3.00%, 02/15/48	154,550	113,256,172
3.00%, 08/15/48	160,190	117,038,819
3.00%, 02/15/49	32,400	23,626,688
3.00%, 08/15/52	204,180	147,424,341
3.13%, 08/15/25	142,420	138,787,178
3.13%, 08/31/27	39,200	37,145,063
3.13%, 11/15/28	207,515	193,799,555
3.13%, 08/31/29	208,900	193,265,141
3.13%, 11/15/41	53,900	42,749,438
3.13%, 02/15/42	71,800	56,744,438
3.13%, 02/15/43	76,200	59,495,531
3.13%, 08/15/44	60,519	46,618,542
3.13%, 05/15/48	149,460	111,978,234
3.25%, 06/30/27	100,000	95,343,750
3.25%, 06/30/29	175,480	163,635,100
3.25%, 05/15/42	155,200	124,645,000
3.38%, 05/15/33	522,470	472,182,262
3.38%, 08/15/42	46,000	37,525,938
3.38%, 05/15/44	84,200	67,675,750
3.38%, 11/15/48	248,350	194,411,484
3.50%, 09/15/25	136,970	133,914,927
3.50%, 01/31/28	134,655	128,616,565
3.50%, 04/30/28	176,580	168,357,994
3.50%, 01/31/30	176,500	165,703,165
3.50%, 04/30/30	195,601	183,268,969
3.50%, 02/15/33	373,240	341,397,962
3.50%, 02/15/39	24,000	20,891,250
3.63%, 05/15/26	314,705	306,198,130
3.63%, 03/31/28	196,026	187,878,669
3.63%, 05/31/28	182,014	174,278,405
3.63%, 03/31/30	198,200	187,113,187
3.63%, 08/15/43	73,600	61,720,500
3.63%, 02/15/44	83,950	70,203,188
3.63%, 02/15/53	250,675	204,809,309
3.63%, 05/15/53	261,092	213,401,914
3.75%, 04/15/26	238,673	232,948,578
3.75%, 12/31/28	241,365	231,427,552
3.75%, 05/31/30	184,698	175,289,946
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.75%, 06/30/30	$184,750	$175,238,263
3.75%, 12/31/30	209,297	197,916,476
3.75%, 08/15/41	52,000	45,256,250
3.75%, 11/15/43	36,600	31,212,938
3.88%, 03/31/25	105,805	104,507,236
3.88%, 04/30/25	100,975	99,618,148
3.88%, 01/15/26	273,074	267,569,852
3.88%, 11/30/27	162,801	157,726,188
3.88%, 12/31/27	162,637	157,516,477
3.88%, 09/30/29	233,630	224,193,539
3.88%, 11/30/29	192,418	184,465,726
3.88%, 12/31/29	174,278	166,966,494
3.88%, 08/15/33	569,151	534,379,431
3.88%, 08/15/40	80,516	71,961,175
3.88%, 02/15/43	184,664	161,350,170
3.88%, 05/15/43	204,814	178,636,211
4.00%, 12/15/25	151,837	149,144,266
4.00%, 02/15/26	273,111	268,043,510
4.00%, 01/15/27	273,359	267,101,643
4.00%, 02/29/28	113,505	110,321,540
4.00%, 06/30/28	189,324	183,821,771
4.00%, 01/31/29	257,538	249,570,418
4.00%, 10/31/29	165,150	159,382,653
4.00%, 02/28/30	202,432	195,030,580
4.00%, 07/31/30	192,635	185,200,493
4.00%, 01/31/31	215,244	206,499,712
4.00%, 02/15/34	435,559	412,487,984
4.00%, 11/15/42	166,665	148,514,140
4.00%, 11/15/52	234,889	205,858,188
4.13%, 06/15/26	331,572	325,639,971
4.13%, 02/15/27	283,249	277,584,020
4.13%, 09/30/27	267,000	261,075,937
4.13%, 10/31/27	154,214	150,683,946
4.13%, 07/31/28	186,433	181,830,435
4.13%, 03/31/29	278,541	271,294,583
4.13%, 08/31/30	187,624	181,570,195
4.13%, 03/31/31	221,687	214,170,425
4.13%, 11/15/32	367,597	352,950,557
4.13%, 08/15/53	283,118	253,479,084
4.25%, 05/31/25	139,146	137,673,009
4.25%, 10/15/25	145,620	143,754,244
4.25%, 12/31/25	271,675	267,875,796
4.25%, 01/31/26	325,561	320,982,798
4.25%, 03/15/27	298,915	293,894,164
4.25%, 02/28/29	271,137	265,650,714
4.25%, 02/28/31	214,238	208,614,252
4.25%, 05/15/39	37,340	35,321,306
4.25%, 11/15/40	28,889	26,988,645
4.25%, 02/15/54	376,006	344,339,245
4.38%, 08/15/26	220,205	217,297,607
4.38%, 12/15/26	263,923	260,376,535
4.38%, 08/31/28	200,375	197,322,413
4.38%, 11/30/28	228,724	225,275,272
4.38%, 11/30/30	205,306	201,392,354
4.38%, 02/15/38	32,000	31,020,000
4.38%, 11/15/39	50,933	48,680,806
4.38%, 05/15/40	32,403	30,863,858
4.38%, 05/15/41	15,949	15,084,265
4.38%, 08/15/43	220,995	206,423,142
4.50%, 11/15/25	151,817	150,340,343
4.50%, 03/31/26	306,268	303,205,320
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 07/15/26	$300,883	$297,686,118
4.50%, 04/15/27	171,823	170,091,347
4.50%, 11/15/33	610,935	602,057,351
4.50%, 02/15/36	27,685	27,542,249
4.50%, 05/15/38	47,000	46,052,656
4.50%, 08/15/39	50,707	49,265,020
4.50%, 02/15/44	176,277	167,352,977
4.63%, 02/28/25(b)	126,434	125,752,442
4.63%, 06/30/25	116,370	115,574,502
4.63%, 02/28/26	221,341	219,629,067
4.63%, 03/15/26	273,123	270,957,219
4.63%, 09/15/26	288,053	285,802,586
4.63%, 10/15/26	264,788	262,781,405
4.63%, 11/15/26	285,351	283,210,867
4.63%, 09/30/28	197,522	196,410,939
4.63%, 04/30/29	112,557	112,126,118
4.63%, 09/30/30	194,117	193,161,581
4.63%, 04/30/31	85,424	85,036,923
4.63%, 02/15/40	45,950	45,131,516
4.75%, 07/31/25	7,400	7,360,398
4.75%, 02/15/37	21,977	22,282,618
4.75%, 02/15/41	91,158	90,388,854
4.75%, 11/15/43	222,708	218,497,427
4.75%, 11/15/53	297,668	296,086,639
4.88%, 11/30/25	233,193	232,218,326
4.88%, 04/30/26	15,159	15,113,997
4.88%, 10/31/28	221,156	222,192,669
4.88%, 10/31/30	199,695	201,442,331
5.00%, 09/30/25	122,628	122,316,640
5.00%, 10/31/25	232,870	232,315,115
5.00%, 05/15/37	53,658	55,569,566
5.25%, 11/15/28	29,377	29,914,048
5.25%, 02/15/29	60,090	61,174,437
5.50%, 08/15/28	77,000	79,231,797
6.00%, 02/15/26	9,468	9,611,869
6.13%, 08/15/29	14,600	15,525,047
6.25%, 05/15/30	5,000	5,386,719
6.50%, 11/15/26	26,950	27,926,938
6.63%, 02/15/27	28,800	30,116,250
6.75%, 08/15/26	14,400	14,916,375
6.88%, 08/15/25	6,265	6,403,760
		44,872,077,216
Total U.S. Government & Agency Obligations — 69.2% (Cost: $81,571,812,541)		72,756,412,623
Total Long-Term Investments — 98.8% (Cost: $116,290,218,699)		103,811,054,073
	Shares
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(j)(k)	4,509,266,472	4,510,619,252
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(j)(k)(l)	688,163,126	$688,163,126
Total Short-Term Securities — 4.9% (Cost: $5,197,896,506)		5,198,782,378
Total Investments Before TBA Sales Commitments — 103.7% (Cost: $121,488,115,205)		109,009,836,451
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association
6.00%, 05/15/54	(35,125)	(35,213,515)
6.50%, 05/15/54	(35,475)	(35,917,674)
Uniform Mortgage-Backed Securities
2.00%, 05/13/54	(24,975)	(18,848,549)
2.50%, 05/15/54	(17,950)	(14,199,454)
6.00%, 05/15/54	(68,575)	(67,937,473)
6.50%, 05/15/54	(91,375)	(92,064,057)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(265,352,799))		(264,180,722)
Total Investments, Net of TBA Sales Commitments — 103.4% (Cost: $121,222,762,406)		108,745,655,729
Liabilities in Excess of Other Assets — (3.4)%		(3,656,169,523)
Net Assets — 100.0%		$105,089,486,206

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Perpetual security with no stated maturity date.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$506,485,313	$—	$506,485,313
Collaterized Mortgage Obligations	—	1,054,019,558	—	1,054,019,558
Corporate Bonds & Notes	—	26,841,958,519	—	26,841,958,519
Foreign Government Obligations	—	2,131,383,773	—	2,131,383,773
Municipal Debt Obligations	—	520,794,287	—	520,794,287
U.S. Government & Agency Obligations	—	72,756,412,623	—	72,756,412,623
Short-Term Securities
Money Market Funds	5,198,782,378	—	—	5,198,782,378
Liabilities
Investments
TBA Sales Commitments	—	(264,180,722)	—	(264,180,722)
	$5,198,782,378	$103,546,873,351	$—	$108,745,655,729
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(a)(b)	$17,771	$16,456,753
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	15,431	12,353,596
7.75%, 04/15/28 (Call 05/31/24)(a)(b)	15,314	12,978,615
7.88%, 04/01/30 (Call 10/01/26)(a)(b)	12,682	12,427,558
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	10,547	10,844,011
CMG Media Corp., 8.88%, 12/15/27 (Call 05/13/24)(a)(b)	14,056	7,751,884
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	7,960	6,790,004
3.75%, 02/15/28 (Call 05/16/24)(b)	8,372	7,715,321
4.00%, 02/15/30 (Call 02/15/25)(b)	7,824	6,970,480
4.88%, 01/15/29 (Call 05/31/24)(b)	6,602	6,230,968
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(a)(b)	7,184	6,391,012
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	7,534	6,631,803
5.00%, 08/15/27 (Call 05/13/24)(a)(b)	9,438	8,976,500
7.38%, 02/15/31 (Call 11/15/26)(a)(b)	6,234	6,399,606
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	16,939	15,142,111
		144,060,222
Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 05/31/24)(a)	10,250	9,988,042
7.13%, 06/15/26 (Call 05/31/24)(a)(b)	3,955	3,990,872
7.25%, 07/01/31 (Call 07/01/27)(a)(b)	2,890	2,897,023
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	11,460	11,696,267
7.88%, 04/15/27 (Call 05/31/24)(a)(b)	28,273	28,061,235
8.75%, 11/15/30 (Call 11/15/26)(a)(b)	12,333	13,080,226
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	3,140	3,024,103
5.75%, 10/15/27 (Call 07/15/27)(a)	4,569	4,520,454
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	10,890	10,027,512
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	11,971	12,927,962
9.75%, 11/15/30 (Call 11/15/26)(a)	18,593	20,572,039
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)(b)	16,655	15,260,144
4.88%, 05/01/29 (Call 05/31/24)(b)	11,014	10,131,078
5.50%, 11/15/27 (Call 05/31/24)	39,185	38,058,431
6.38%, 03/01/29 (Call 03/01/26)(a)	39,798	39,469,181
6.63%, 03/01/32 (Call 03/01/27)(a)	33,746	33,710,567
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	29,763	29,882,945
6.88%, 12/15/30 (Call 08/18/26)(a)	21,614	21,734,822
7.13%, 12/01/31 (Call 12/01/26)(a)(b)	13,710	13,937,037
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)(b)	17,434	18,048,548
		341,018,488
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 05/13/24)(a)(b)	7,319	7,100,089
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	15,371	14,929,473
Vector Group Ltd.
5.75%, 02/01/29 (Call 05/31/24)(a)(b)	12,662	11,518,368
10.50%, 11/01/26 (Call 05/31/24)(a)(b)	10,466	10,535,089
		44,083,019
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	18,433	17,473,135
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	$11,284	$11,365,245
8.50%, 05/15/29 (Call 11/15/25)(a)	13,933	14,511,080
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	35,667	35,265,421
5.75%, 04/20/29(a)(b)	44,582	43,021,438
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	8,803	7,911,696
4.38%, 04/19/28 (Call 01/19/28)(b)	6,468	6,183,440
7.38%, 01/15/26 (Call 12/15/25)(b)	10,887	11,127,603
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(a)(b)	18,331	17,188,390
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 05/13/24)(a)(b)	7,173	5,606,987
8.00%, 09/20/25 (Call 05/13/24)(a)	9,018	7,048,866
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	32,242	31,008,744
4.63%, 04/15/29 (Call 10/15/28)(a)	30,277	27,928,413
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	14,959	11,593,225
7.88%, 05/01/27 (Call 05/31/24)(a)(b)	7,157	6,347,244
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	7,543	6,739,727
		260,320,654
Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	14,024	13,573,269
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	9,084	9,017,573
		22,590,842
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	14,725	12,567,328
4.75%, 10/01/27 (Call 05/13/24)(a)(b)	6,245	5,950,997
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,225	7,037,326
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	7,255	6,734,925
5.50%, 07/15/29 (Call 07/15/24)(a)	6,675	6,253,919
5.88%, 01/15/28 (Call 05/31/24)(a)(b)	7,750	7,501,613
7.75%, 10/15/25 (Call 05/13/24)(a)	12,327	12,367,104
		58,413,212
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 05/31/24)(a)(b)	11,246	10,815,587
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	6,736	6,798,596
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	7,722	8,006,841
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	8,737	7,880,396
6.50%, 04/01/27 (Call 05/31/24)(b)	7,443	7,345,544
6.88%, 07/01/28 (Call 05/13/24)(b)	5,995	5,947,719
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(a)	8,712	8,722,890
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/31/24)(a)(b)	8,128	8,105,044
6.75%, 05/15/28 (Call 05/15/25)(a)(b)	11,305	11,333,616
8.50%, 05/15/27 (Call 05/31/24)(a)(b)	27,041	27,059,345
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	5,892	5,107,105
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.38%, 11/15/27 (Call 05/13/24)(b)	$5,410	$5,227,413
5.63%, 06/15/28 (Call 05/13/24)(b)	6,126	5,911,942
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	9,924	9,492,270
5.00%, 05/31/26 (Call 05/31/24)(b)	12,635	12,209,264
5.00%, 07/15/29 (Call 04/15/29)(b)	12,557	11,384,511
5.25%, 04/30/31 (Call 01/30/31)(b)	7,935	7,102,265
5.25%, 07/15/31 (Call 04/15/31)(b)	8,746	7,696,480
5.63%, 04/30/33 (Call 01/30/33)(b)	6,399	5,593,046
9.50%, 05/31/25 (Call 05/16/24)	12,191	12,236,716
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/13/24), (5.50% PIK)(a)(c)	7,077	6,823,516
6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(a)(c)	5,321	5,221,648
6.38%, 05/15/29 (Call 05/31/24), (7.13% PIK)(a)(c)	5,450	5,349,857
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)(b)	28,605	26,663,110
ZF North America Capital Inc.
4.75%, 04/29/25(a)(b)	7,069	6,952,232
6.75%, 04/23/30 (Call 03/23/30)(a)	8,550	8,564,706
6.88%, 04/14/28 (Call 03/14/28)(a)	9,461	9,531,957
6.88%, 04/23/32 (Call 02/23/32)(a)	9,625	9,715,956
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	9,734	9,940,847
		272,740,419
Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 05/31/24)(a)(b)	7,551	7,266,422
7.63%, 05/01/26 (Call 05/16/24)(a)	7,862	7,815,221
12.00%, 10/01/28 (Call 10/01/25)(a)	11,775	12,586,724
12.25%, 10/01/30 (Call 10/01/26)(a)	7,454	8,087,590
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)(d)	10,499	8,599,795
5.71%, 01/15/26(a)(b)	21,754	21,432,367
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)(d)	22,378	20,560,047
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)(d)	14,618	14,087,618
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(d)	18,558	18,731,046
		119,166,830
Building Materials — 1.6%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	18,242	15,885,134
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	7,995	7,479,517
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	9,269	9,175,275
6.38%, 03/01/34 (Call 03/01/29)(a)	14,804	14,515,464
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)(b)	10,480	10,298,067
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(a)(b)	40,700	40,445,625
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32 (Call 04/01/27)(a)(b)	9,132	9,054,492
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)	6,430	5,786,196
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 05/31/24)(a)	$15,760	$15,247,800
8.88%, 11/15/31 (Call 11/15/26)(a)	16,426	17,309,883
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	15,977	13,181,025
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	22,854	20,236,531
4.75%, 01/15/28 (Call 05/31/24)(a)(b)	15,033	14,146,053
5.00%, 02/15/27 (Call 05/31/24)(a)(b)	12,487	12,020,819
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 05/13/24)(a)(b)	9,609	9,236,419
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	11,594	11,904,053
		225,922,353
Chemicals — 2.0%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	11,107	7,049,647
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	5,440	2,776,848
Avient Corp.
5.75%, 05/15/25 (Call 05/31/24)(a)	9,868	9,818,660
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	11,521	11,635,612
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(a)(b)	6,990	7,117,372
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(a)(b)	10,080	8,794,901
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(a)(b)	7,367	7,052,429
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	9,761	8,390,360
5.38%, 05/15/27 (Call 02/15/27)(b)	7,340	6,958,540
5.75%, 11/15/28 (Call 05/13/24)(a)(b)	11,793	10,810,496
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(a)(b)	5,809	5,707,343
7.50%, 04/15/29 (Call 04/15/26)(a)(b)	10,026	10,070,031
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	10,942	10,491,915
5.25%, 12/15/29 (Call 09/15/29)(b)	10,522	9,979,591
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/31/24)(a)(b)	8,750	7,330,137
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	7,876	7,737,026
5.25%, 06/01/27 (Call 03/03/27)(a)	14,949	14,033,374
8.50%, 11/15/28 (Call 11/15/25)(a)	6,164	6,471,261
9.00%, 02/15/30 (Call 08/15/26)(a)(b)	10,226	10,504,691
Olin Corp.
5.00%, 02/01/30 (Call 05/31/24)(b)	7,634	7,128,248
5.13%, 09/15/27 (Call 05/31/24)(b)	8,017	7,727,130
5.63%, 08/01/29 (Call 08/01/24)(b)	9,558	9,207,256
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	11,619	10,439,207
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	6,059	5,448,430
9.75%, 11/15/28 (Call 06/01/25)(a)(b)	24,571	26,069,020
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/31/24)(a)(b)	16,856	15,676,080
6.63%, 05/01/29 (Call 05/31/24)(a)(b)	10,483	9,605,049
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(a)(b)	15,781	14,033,609
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 05/31/24)(a)(b)	10,286	9,717,904
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	17,357	15,532,996
		293,315,163
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 4.4%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	$14,509	$13,076,236
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(a)	8,854	8,680,921
Albion Financing 2 SARL, 8.75%, 04/15/27 (Call 05/31/24)(a)(b)	6,891	6,924,348
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(a)(b)	14,219	14,224,225
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	14,450	12,253,456
6.63%, 07/15/26 (Call 05/31/24)(a)(b)	10,782	10,741,028
9.75%, 07/15/27 (Call 05/31/24)(a)(b)	14,455	14,390,675
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (Call 06/01/24)(a)	28,785	25,796,972
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	12,301	11,443,083
6.75%, 02/15/27 (Call 05/31/24)(a)	8,118	8,050,864
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(a)(b)	6,942	6,135,895
5.38%, 03/01/29 (Call 05/31/24)(a)(b)	9,526	8,443,013
5.75%, 07/15/27 (Call 05/13/24)(a)(b)	5,589	5,309,550
8.00%, 02/15/31 (Call 11/15/26)(a)(b)	7,122	6,819,315
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	14,000	13,107,928
3.50%, 06/01/31 (Call 03/01/31)(b)	15,016	12,707,290
Boost Newco Borrower LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)(b)	31,729	32,615,429
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(a)(b)	8,814	8,269,535
5.50%, 07/15/25 (Call 05/31/24)(a)(b)	3,821	3,798,361
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(a)	8,044	7,633,589
6.00%, 06/01/29 (Call 06/01/24)(a)	7,897	6,969,103
7.75%, 02/15/28 (Call 02/15/25)(a)	6,085	6,130,638
9.50%, 11/01/27 (Call 05/31/24)(a)(b)	9,850	9,800,750
GEO Group Inc. (The)
8.63%, 04/15/29 (Call 04/15/26)(a)	4,960	5,040,600
10.25%, 04/15/31 (Call 04/15/27)(a)	4,606	4,746,529
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(a)(b)	18,409	17,886,368
Hertz Corp. (The)
4.63%, 12/01/26 (Call 05/31/24)(a)(b)	7,662	5,938,050
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	15,355	10,537,369
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	15,750	12,805,065
5.75%, 11/01/28 (Call 05/31/24)(a)(b)	14,733	10,772,205
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	38,500	36,382,500
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	14,533	13,226,919
5.75%, 04/15/26(a)	21,985	21,710,187
6.25%, 01/15/28 (Call 05/31/24)(a)(b)	18,074	17,643,441
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	13,246	11,680,284
11.25%, 12/15/27 (Call 06/15/25)(a)	8,196	7,626,378
Security	Par (000)	Value
Commercial Services (continued)
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	$12,194	$10,334,415
4.00%, 05/15/31 (Call 05/15/26)(b)	12,848	11,085,919
4.63%, 12/15/27 (Call 05/31/24)(b)	7,416	7,064,754
5.13%, 06/01/29 (Call 06/01/24)(b)	10,307	9,858,130
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(a)(b)	12,166	11,311,460
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	11,304	9,603,568
3.88%, 11/15/27 (Call 05/13/24)(b)	12,213	11,381,508
3.88%, 02/15/31 (Call 08/15/25)(b)	15,878	13,913,098
4.00%, 07/15/30 (Call 07/15/25)(b)	10,526	9,366,764
4.88%, 01/15/28 (Call 05/13/24)(b)	22,903	21,947,068
5.25%, 01/15/30 (Call 01/15/25)(b)	10,762	10,322,049
5.50%, 05/15/27 (Call 05/31/24)(b)	5,924	5,835,877
6.13%, 03/15/34 (Call 03/15/29)(a)	17,809	17,386,036
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(a)(b)	2,743	2,304,120
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(a)	18,644	18,684,924
Wand NewCo 3 Inc., 7.63%, 01/30/32 (Call 01/30/27)(a)(b)	18,550	18,872,306
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 05/31/24)(a)	7,560	6,983,821
6.13%, 06/15/25 (Call 05/16/24)(a)	6,792	6,766,530
7.38%, 10/01/31 (Call 10/01/26)(a)(b)	7,596	7,762,865
		640,103,311
Computers — 1.4%
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	30,310	27,965,294
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	19,791	21,012,362
NCR Voyix Corp.
5.00%, 10/01/28 (Call 05/31/24)(a)	9,653	8,886,492
5.13%, 04/15/29 (Call 05/31/24)(a)(b)	18,773	17,238,307
5.25%, 10/01/30 (Call 10/01/25)(a)	6,301	5,601,683
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 05/31/24)(a)(b)	9,925	9,929,342
8.25%, 02/01/28 (Call 05/31/24)(a)	7,532	7,616,735
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	7,209	6,560,190
4.88%, 06/01/27 (Call 03/01/27)(b)	6,732	6,500,621
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	6,589	6,971,162
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	6,619	7,054,013
9.63%, 12/01/32 (Call 12/01/27)(b)	11,785	13,230,846
Vericast Corp., 11.00%, 09/15/26 (Call 05/31/24)(a)	23,885	25,676,344
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	34,160	33,198,444
		197,441,835
Cosmetics & Personal Care — 0.3%
Coty Inc., 5.00%, 04/15/26 (Call 05/31/24)(a)(b)	7,830	7,684,910
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	8,306	7,738,580
6.63%, 07/15/30 (Call 07/16/26)(a)(b)	10,849	10,842,738
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(a)	6,728	6,087,091
5.50%, 06/01/28 (Call 05/31/24)(a)(b)	10,425	10,061,494
		42,414,813
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	$6,578	$5,756,572
4.00%, 01/15/28 (Call 05/31/24)(a)(b)	9,782	9,002,962
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(a)	19,267	17,051,295
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	8,620	8,704,304
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	12,953	13,435,429
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 05/31/24)(a)(e)(f)	9,458	1,262,643
9.00%, 11/15/26 (Call 05/31/24)(a)(b)(e)(f)	13,501	1,802,383
		57,015,588
Diversified Financial Services — 4.4%
AG Issuer LLC, 6.25%, 03/01/28 (Call 05/31/24)(a)	8,186	7,913,161
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	7,827	8,062,856
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	14,892	14,766,024
6.70%, 02/14/33 (Call 11/16/32)(b)	7,338	7,187,997
Aretec Group Inc.
7.50%, 04/01/29 (Call 05/31/24)(a)(b)	5,870	5,538,286
10.00%, 08/15/30 (Call 10/15/26)(a)	10,344	11,187,967
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 05/31/24)(a)(b)	815	815,998
9.75%, 03/15/29 (Call 03/15/26)(a)	13,743	14,267,596
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 05/31/24)(a)(b)	5,797	5,581,303
9.25%, 07/01/31 (Call 07/01/26)(a)	10,082	10,509,555
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	14,601	12,195,485
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	10,730	8,355,183
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 05/13/24)(b)	6,732	6,710,620
9.25%, 12/15/28 (Call 12/15/25)(a)(b)	9,215	9,760,791
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	7,097	7,155,621
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(a)	5,155	5,155,000
8.00%, 02/15/27 (Call 08/15/26)(a)	9,760	9,989,848
8.00%, 06/15/28 (Call 12/15/27)(a)	9,383	9,658,391
7.75%, 05/15/26 (Call 11/15/25)(a)(b)	5,934	6,028,296
goeasy Ltd.
7.63%, 07/01/29 (Call 07/01/26)(a)(b)	5,376	5,360,141
9.25%, 12/01/28 (Call 12/01/25)(a)	8,187	8,642,956
Jane Street Group / JSG Finance Inc., 7.13%, 04/30/31 (Call 04/30/27)(a)	16,545	16,640,630
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)	5,575	5,087,188
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	14,751	13,274,572
LD Holdings Group LLC
6.13%, 04/01/28 (Call 05/13/24)(a)(b)	7,734	5,829,503
6.50%, 11/01/25 (Call 05/31/24)(a)	6,674	6,329,021
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(a)	7,039	7,022,905
6.50%, 03/26/31 (Call 01/26/31)(a)(b)	1,831	1,832,788
8.13%, 03/30/29 (Call 09/30/25)(a)(b)	7,425	7,763,197
8.38%, 05/01/28 (Call 05/01/25)(a)	8,168	8,573,330
Security	Par (000)	Value
Diversified Financial Services (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	$5,918	$4,964,650
6.50%, 05/01/28 (Call 05/16/24)(a)	15,128	13,684,940
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 05/31/24)(a)	7,471	7,266,365
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	10,163	9,126,984
5.50%, 08/15/28 (Call 05/31/24)(a)	13,758	12,966,915
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	8,976	8,134,500
6.00%, 01/15/27 (Call 05/31/24)(a)	8,975	8,793,600
7.13%, 02/01/32 (Call 02/01/27)(a)	14,387	14,128,351
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)(b)	6,642	5,983,645
5.00%, 03/15/27 (Call 09/15/26)(b)	10,117	9,534,535
5.50%, 03/15/29 (Call 06/15/28)(b)	11,032	9,861,458
6.75%, 06/25/25(b)	8,190	8,179,762
6.75%, 06/15/26(b)	7,916	7,892,424
9.38%, 07/25/30 (Call 10/25/29)(b)	7,096	7,295,575
11.50%, 03/15/31 (Call 03/15/27)	7,695	8,383,062
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)(b)	10,635	9,779,813
3.88%, 09/15/28 (Call 09/15/24)	8,378	7,367,508
4.00%, 09/15/30 (Call 09/15/25)(b)	12,780	10,737,986
5.38%, 11/15/29 (Call 05/15/29)(b)	10,588	9,793,900
6.63%, 01/15/28 (Call 07/15/27)(b)	10,822	10,782,574
6.88%, 03/15/25	544	547,164
7.13%, 03/15/26	24,089	24,306,283
7.88%, 03/15/30 (Call 12/15/26)	9,994	10,176,264
9.00%, 01/15/29 (Call 07/15/25)	13,335	13,985,081
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)	9,738	8,648,302
5.38%, 10/15/25 (Call 05/31/24)(a)(b)	8,999	8,866,175
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	8,298	7,526,261
7.88%, 12/15/29 (Call 12/15/26)(a)(b)	10,765	11,000,108
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	5,895	5,746,755
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(a)(b)	17,224	15,804,594
3.63%, 03/01/29 (Call 05/31/24)(a)(b)	11,375	9,998,625
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	18,447	15,636,830
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	13,277	10,783,955
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	6,536	6,050,176
4.20%, 10/29/25 (Call 09/29/25)	6,726	6,488,101
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	11,208	10,965,011
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(a)	11,274	11,100,851
5.50%, 04/15/29 (Call 05/13/24)(a)(b)	11,016	10,217,340
5.75%, 06/15/27 (Call 06/15/24)(a)	6,869	6,577,803
		626,280,435
Electric — 2.9%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	13,549	11,709,893
4.50%, 02/15/28 (Call 05/31/24)(a)	17,294	16,102,660
4.63%, 02/01/29 (Call 05/31/24)(a)(b)	9,111	8,360,843
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	12,708	11,496,202
5.13%, 03/15/28 (Call 05/31/24)(a)(b)	21,096	19,991,392
5.25%, 06/01/26 (Call 05/31/24)(a)	4,374	4,304,590
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	$14,602	$12,321,423
4.75%, 03/15/28 (Call 05/13/24)(a)(b)	13,085	12,344,389
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	6,626	6,457,501
4.35%, 04/15/29 (Call 01/15/29)(b)	5,685	5,108,996
Edison International
7.88%, 06/15/54 (Call 03/15/29), (5-year CMT + 3.658%)(b)(d)	6,654	6,758,311
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(d)	7,685	7,819,488
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(a)(d)(g)	21,974	23,883,980
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(d)	17,404	17,200,582
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	2,783	2,346,672
Series B, 4.15%, 07/15/27 (Call 04/15/27)	10,723	10,105,999
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	7,922	7,387,141
4.25%, 09/15/24 (Call 07/15/24)(a)	88	86,415
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	7,457	6,944,331
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	11,223	11,336,283
NRG Energy Inc.
3.38%, 02/15/29 (Call 05/13/24)(a)(b)	7,772	6,808,515
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	15,248	12,868,836
3.88%, 02/15/32 (Call 02/15/27)(a)	7,135	6,003,753
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	11,082	10,458,638
5.75%, 01/15/28 (Call 05/16/24)(b)	10,914	10,711,000
PG&E Corp.
5.00%, 07/01/28 (Call 05/13/24)(b)	14,455	13,759,505
5.25%, 07/01/30 (Call 07/01/25)(b)	14,827	13,895,547
Pike Corp.
5.50%, 09/01/28 (Call 05/31/24)(a)	10,280	9,738,725
8.63%, 01/31/31 (Call 01/31/27)(a)	6,664	6,978,874
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	17,707	18,734,206
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/31/24)(a)	19,374	17,618,231
5.00%, 07/31/27 (Call 05/13/24)(a)	18,860	17,988,019
5.50%, 09/01/26 (Call 05/13/24)(a)	14,018	13,677,923
5.63%, 02/15/27 (Call 05/13/24)(a)	19,557	19,032,221
6.88%, 04/15/32 (Call 04/15/27)(a)(b)	10,635	10,586,611
7.75%, 10/15/31 (Call 10/15/26)(a)	20,922	21,474,900
		412,402,595
Electrical Components & Equipment — 0.6%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(a)(b)	11,300	9,921,061
4.75%, 06/15/28 (Call 05/31/24)(a)(b)	8,959	8,130,293
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(a)(b)	13,694	13,608,413
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	12,746	12,675,905
7.13%, 06/15/25 (Call 05/31/24)(a)	25,048	25,055,514
7.25%, 06/15/28 (Call 05/31/24)(a)(b)	16,514	16,782,352
		86,173,538
Electronics — 0.7%
EquipmentShare.com Inc.
8.63%, 05/15/32 (Call 05/15/27)(a)	7,180	7,307,876
Security	Par (000)	Value
Electronics (continued)
9.00%, 05/15/28 (Call 05/15/25)(a)(b)	$16,485	$16,949,500
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(a)(b)	29,491	27,160,179
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(a)(b)	14,926	13,349,814
5.00%, 10/01/25(a)(b)	8,056	7,935,160
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	7,058	6,778,856
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	11,006	9,300,070
4.38%, 02/15/30 (Call 11/15/29)(a)	7,167	6,397,479
		95,178,934
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	10,954	9,757,563
5.00%, 01/31/28 (Call 07/31/27)(a)	10,933	10,200,489
		19,958,052
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(a)(b)	19,526	20,989,864
Entertainment — 3.6%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	14,005	9,611,491
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	18,149	16,198,436
6.50%, 02/15/32 (Call 02/15/27)(a)(b)	22,440	22,089,936
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	29,792	29,978,200
8.13%, 07/01/27 (Call 05/13/24)(a)(b)	29,377	29,744,213
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	7,340	6,830,310
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/24)(b)	9,341	9,045,544
5.50%, 05/01/25 (Call 05/02/24)(a)	15,130	15,109,575
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)	10,950	10,327,128
5.50%, 04/01/27 (Call 05/31/24)(a)	8,971	8,728,693
5.75%, 04/01/30 (Call 04/01/25)(a)	17,573	16,675,020
6.75%, 05/01/31 (Call 05/01/26)(a)(b)	10,014	9,933,472
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	11,527	10,657,000
5.88%, 03/15/26 (Call 05/31/24)(a)	7,422	7,325,328
International Game Technology PLC
4.13%, 04/15/26 (Call 05/31/24)(a)(b)	10,422	10,044,203
5.25%, 01/15/29 (Call 05/31/24)(a)(b)	11,548	10,912,716
6.25%, 01/15/27 (Call 07/15/26)(a)	11,833	11,808,541
6.50%, 02/15/25 (Call 08/15/24)(a)	36	36,018
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/16/24)(a)	13,196	13,254,536
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	7,795	7,890,123
7.50%, 09/01/31 (Call 09/01/26)(a)(b)	7,610	7,725,596
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(a)	7,079	6,422,069
4.75%, 10/15/27 (Call 05/31/24)(a)(b)	13,079	12,306,982
6.50%, 05/15/27 (Call 05/31/24)(a)	16,516	16,528,167
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/24)(a)(b)	14,029	13,651,971
5.25%, 04/26/26 (Call 05/31/24)(a)(b)	8,776	8,424,960
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	17,037	15,211,315
5.63%, 07/17/27 (Call 05/31/24)(a)(b)	8,670	8,185,384
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
5.75%, 07/21/28 (Call 05/31/24)(a)	$12,433	$11,544,130
7.63%, 04/17/32 (Call 04/17/27)(a)	9,455	9,255,263
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31 (Call 02/15/27)(a)(b)	6,860	6,882,981
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	4,769	4,716,252
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 05/16/24)(a)(b)	1,643	1,636,017
8.00%, 02/01/26 (Call 05/31/24)(a)	17,774	16,885,833
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/31/24)(a)(b)	5,873	5,660,258
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	6,564	6,749,081
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	11,756	8,766,474
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	10,800	7,732,555
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	14,280	12,659,934
8.45%, 07/27/30 (Call 05/27/30)(a)(b)	5,973	6,260,950
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 05/31/24)(a)(b)	6,959	6,702,170
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	11,870	11,845,548
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(a)	4,700	4,680,965
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	11,361	9,422,727
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	7,290	6,415,200
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	7,624	6,646,527
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	11,366	10,532,975
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	14,415	14,606,287
		514,259,054
Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 05/31/24)(a)(b)	7,996	7,705,169
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	7,196	7,113,096
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	10,995	9,639,646
5.00%, 09/01/30 (Call 09/01/25)(b)	6,137	5,300,834
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	10,492	9,422,257
3.75%, 08/01/25 (Call 05/31/24)(a)(b)	8,946	8,692,828
4.00%, 08/01/28 (Call 05/13/24)(a)(b)	10,506	9,498,519
4.25%, 06/01/25 (Call 05/31/24)(a)(b)	8,242	8,116,145
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,280	7,462,350
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,187	10,296,035
5.13%, 12/15/26 (Call 05/31/24)(a)	6,336	6,163,964
6.75%, 01/15/31 (Call 01/15/27)(a)(b)	15,582	15,698,865
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	9,826	9,113,615
5.88%, 06/30/29 (Call 06/30/24)(a)	15,273	14,071,397
		128,294,720
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(a)	9,455	8,979,715
Security	Par (000)	Value
Food (continued)
3.50%, 03/15/29 (Call 05/31/24)(a)	$20,858	$18,394,253
4.63%, 01/15/27 (Call 05/31/24)(a)(b)	20,159	19,299,471
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	15,153	14,108,832
5.88%, 02/15/28 (Call 05/31/24)(a)	10,268	10,036,970
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	9,986	9,986,000
7.50%, 03/15/26 (Call 05/31/24)(a)	9,229	9,352,484
B&G Foods Inc.
5.25%, 09/15/27 (Call 05/31/24)(b)	8,140	7,514,767
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	8,794	9,095,595
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	14,339	12,763,386
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	10,583	9,172,604
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	7,473	7,114,296
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	14,539	13,012,405
5.50%, 10/15/27 (Call 05/31/24)(a)	16,118	15,601,418
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	13,009	10,731,884
4.25%, 04/15/31 (Call 04/15/26)	15,013	13,231,828
6.25%, 07/01/33 (Call 04/01/33)	14,804	14,681,497
6.88%, 05/15/34 (Call 02/15/34)	6,927	7,169,587
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	16,695	14,660,297
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	21,335	19,239,316
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	18,484	17,522,483
5.63%, 01/15/28 (Call 05/16/24)(a)	14,402	14,003,175
6.25%, 02/15/32 (Call 02/15/27)(a)(b)	15,615	15,444,996
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	7,442	6,751,010
4.75%, 02/15/29 (Call 05/31/24)(a)(b)	13,036	12,138,490
6.88%, 09/15/28 (Call 09/15/25)(a)	7,344	7,422,851
7.25%, 01/15/32 (Call 09/15/26)(a)(b)	6,668	6,796,359
		324,225,969
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/24)(a)(b)	5,711	5,655,432
5.00%, 02/01/28 (Call 05/31/24)(a)	17,735	16,870,419
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/31/24)(a)(b)	7,051	6,628,645
10.50%, 05/15/29 (Call 05/31/24)(a)	9,896	9,469,779
		38,624,275
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 05/13/24)(b)	12,830	11,226,250
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	12,795	12,714,818
5.75%, 05/20/27 (Call 02/20/27)	7,053	6,825,144
5.88%, 08/20/26 (Call 05/20/26)	9,924	9,764,957
9.38%, 06/01/28 (Call 06/01/25)(a)	8,607	8,951,280
		38,256,199
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	11,818	10,488,475
4.63%, 07/15/28 (Call 05/31/24)(a)(b)	22,806	21,295,103
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(b)	21,154	21,826,909
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(a)(b)	$13,813	$12,117,454
4.63%, 02/01/28 (Call 05/31/24)(a)	5,014	4,761,002
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	65,819	58,890,892
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	37,031	34,343,938
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(a)(b)	14,754	14,657,361
Teleflex Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)	7,704	7,111,857
4.63%, 11/15/27 (Call 05/16/24)(b)	7,125	6,765,951
		192,258,942
Health Care - Services — 4.4%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 05/31/24)(a)(b)	10,473	9,980,342
3.50%, 04/01/30 (Call 04/01/25)(a)	11,704	11,137,234
5.00%, 07/15/27 (Call 05/31/24)(a)(b)	4,662	4,569,537
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(a)(b)	7,065	6,333,532
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	8,011	6,973,627
4.25%, 05/01/28 (Call 05/16/24)(a)	7,686	7,157,588
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	16,100	12,577,062
5.25%, 05/15/30 (Call 05/15/25)(a)	21,974	17,963,745
5.63%, 03/15/27 (Call 05/16/24)(a)	28,758	26,349,517
6.00%, 01/15/29 (Call 05/16/24)(a)	12,958	11,275,112
6.13%, 04/01/30 (Call 04/01/25)(a)	18,061	12,674,021
6.88%, 04/01/28 (Call 05/16/24)(a)(b)	11,956	8,180,295
6.88%, 04/15/29 (Call 05/31/24)(a)(b)	19,818	14,666,311
8.00%, 03/15/26 (Call 05/31/24)(a)(b)	17,104	17,031,308
8.00%, 12/15/27 (Call 05/16/24)(a)(b)	10,004	9,790,715
10.88%, 01/15/32 (Call 02/15/27)(a)(b)	14,636	14,981,702
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	21,683	17,830,540
4.63%, 06/01/30 (Call 06/01/25)(a)	41,922	36,708,161
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)(b)	12,210	11,471,142
4.63%, 04/01/31 (Call 04/01/26)(b)	5,867	5,255,854
4.75%, 02/01/30 (Call 02/01/25)(b)	12,435	11,399,413
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)(b)	10,535	11,122,576
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)	13,887	13,577,945
5.00%, 05/15/27 (Call 05/31/24)(a)	15,834	15,284,719
6.50%, 05/15/30 (Call 05/15/26)(a)(b)	8,392	8,420,323
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/24)(a)(b)	9,197	8,609,791
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 05/31/24)(a)	7,474	5,974,840
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(a)	11,306	11,762,499
11.00%, 10/15/30 (Call 10/15/26)(a)(b)	15,572	16,584,180
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	8,223	5,695,798
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(a)(b)	7,227	7,048,358
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	10,122	8,781,240
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	11,344	9,486,420
4.38%, 06/15/28 (Call 05/31/24)(a)(b)	12,270	11,380,425
Security	Par (000)	Value
Health Care - Services (continued)
Radiology Partners Inc.
8.50%, 01/31/29 (Call 05/31/24), (5.00% Cash and 3.50% PIK)(a)(b)(c)	$5,820	$5,369,455
9.78%, 02/15/30 (Call 05/31/24), (9.87% PIK)(a)(b)(c)	2,804	2,186,860
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(a)(b)	21,937	21,841,574
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(a)(b)	15,913	15,919,252
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)(b)	14,656	15,340,186
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	21,054	19,246,725
4.38%, 01/15/30 (Call 12/01/24)(b)	20,484	18,605,208
4.63%, 06/15/28 (Call 05/16/24)	8,429	7,915,927
5.13%, 11/01/27 (Call 05/16/24)(b)	21,293	20,608,643
6.13%, 10/01/28 (Call 05/31/24)(b)	35,200	34,726,208
6.13%, 06/15/30 (Call 06/15/25)(b)	28,577	28,148,345
6.25%, 02/01/27 (Call 05/16/24)	17,388	17,328,533
6.75%, 05/15/31 (Call 05/15/26)(a)	20,515	20,547,414
		635,820,202
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 05/31/24)(a)(b)	14,511	13,563,432
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	10,727	9,020,470
5.25%, 05/15/27 (Call 11/15/26)	21,059	19,356,885
6.25%, 05/15/26 (Call 05/31/24)	18,473	17,965,547
6.38%, 12/15/25 (Call 05/31/24)	11,480	11,279,100
9.75%, 01/15/29 (Call 10/15/28)(a)	10,526	10,854,516
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	10,359	10,359,000
7.63%, 02/15/31 (Call 02/15/27)(a)(b)	5,804	5,860,985
		98,259,935
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	6,090	5,431,416
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	8,433	7,296,569
6.25%, 09/15/27 (Call 05/31/24)(a)	9,374	9,014,994
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	7,369	6,435,415
6.75%, 06/01/27 (Call 05/31/24)(b)	8,871	8,871,266
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	8,764	7,830,086
5.25%, 12/15/27 (Call 05/31/24)(a)	6,633	6,342,806
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	7,197	6,668,920
5.75%, 01/15/28 (Call 10/15/27)(a)	6,439	6,278,025
5.88%, 06/15/27 (Call 03/15/27)(a)	7,151	7,045,214
		71,214,711
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	11,796	9,694,389
4.00%, 04/15/29 (Call 05/31/24)(a)(b)	11,708	10,378,817
		20,073,206
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	$7,078	$6,175,555
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	5,530	4,773,385
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 05/31/24)(a)(b)	5,806	5,602,790
7.00%, 12/31/27 (Call 05/31/24)(a)(b)	8,389	8,109,699
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	327	305,403
		24,966,832
Housewares — 0.5%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)(b)	8,530	8,402,231
5.70%, 04/01/26 (Call 01/01/26)	30,304	29,762,846
6.38%, 09/15/27 (Call 06/15/27)(b)	7,704	7,546,068
6.63%, 09/15/29 (Call 06/15/29)(b)	7,433	7,186,931
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	7,459	6,283,642
4.38%, 02/01/32 (Call 08/01/26)(b)	5,806	4,893,587
4.50%, 10/15/29 (Call 10/15/24)(b)	5,952	5,312,691
		69,387,996
Insurance — 2.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)(b)	10,344	9,259,742
6.00%, 08/01/29 (Call 08/01/24)(a)	7,103	6,406,018
8.25%, 02/01/29 (Call 02/01/26)(a)	13,583	13,467,680
10.13%, 08/01/26 (Call 05/31/24)(a)	5,900	6,094,053
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(a)	11,249	10,480,581
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,372	5,841,507
6.75%, 10/15/27 (Call 05/31/24)(a)	19,845	19,497,712
6.75%, 04/15/28 (Call 04/15/25)(a)	18,817	18,742,948
7.00%, 01/15/31 (Call 01/15/27)(a)	21,783	21,823,797
AmWINS Group Inc.
4.88%, 06/30/29 (Call 06/30/24)(a)(b)	11,708	10,615,761
6.38%, 02/15/29 (Call 02/15/26)(a)	10,705	10,564,765
Ardonagh Finco Ltd., 7.75%, 02/15/31 (Call 02/15/27)(a)(b)	10,699	10,531,828
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (Call 02/15/27)(a)	14,694	14,308,282
AssuredPartners Inc.
5.63%, 01/15/29 (Call 05/31/24)(a)	8,140	7,417,575
7.50%, 02/15/32 (Call 02/15/27)(a)(b)	7,353	7,135,939
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(d)	10,993	9,706,972
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/24)(a)(b)	6,389	6,390,492
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(a)	14,551	14,350,924
8.13%, 02/15/32 (Call 02/15/27)(a)	7,666	7,551,850
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,391	7,697,835
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(a)	47,698	48,333,256
7.38%, 01/31/32 (Call 01/31/27)(a)(b)	27,549	27,254,226
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)	10,671	10,945,869
Security	Par (000)	Value
Insurance (continued)
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)(d)	$7,257	$6,601,451
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	11,626	7,148,944
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (Call 06/01/27)(a)	39,660	39,864,646
USI Inc./New York, 7.50%, 01/15/32 (Call 01/15/27)(a)(b)	630	626,617
		358,661,270
Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)(b)	13,442	11,508,832
6.13%, 12/01/28 (Call 05/31/24)(a)	7,619	6,190,437
Gen Digital Inc.
5.00%, 04/15/25 (Call 05/13/24)(a)	8,008	7,910,918
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	14,839	14,877,581
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	9,004	9,074,344
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)(b)	11,299	10,018,635
5.25%, 12/01/27 (Call 05/31/24)(a)	7,994	7,713,881
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	7,477	6,159,179
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	7,204	6,228,758
4.63%, 06/01/28 (Call 05/31/24)(a)	6,970	6,435,851
5.00%, 12/15/27 (Call 05/31/24)(a)(b)	6,394	6,052,049
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 05/31/24)(a)(b)	9,972	7,481,992
11.75%, 10/15/28 (Call 10/15/25)(a)(b)	7,056	7,544,628
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(d)(g)	11,585	9,646,714
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(d)(g)	16,145	11,659,278
9.75%, 04/15/29(a)	5,455	5,385,721
11.25%, 02/15/27(a)	28,184	29,298,779
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	20,987	19,570,377
6.25%, 01/15/28 (Call 05/13/24)(a)(b)	8,046	8,038,598
7.50%, 09/15/27 (Call 05/21/24)(a)	14,062	14,327,859
8.00%, 11/01/26 (Call 05/31/24)(a)	24,708	24,865,884
		229,990,295
Iron & Steel — 0.6%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)(b)	6,729	6,881,412
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 05/31/24)(b)	5,904	5,833,552
6.75%, 04/15/30 (Call 04/15/26)(a)(b)	11,724	11,423,573
7.00%, 03/15/32 (Call 03/15/27)(a)(b)	12,419	12,127,775
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	8,949	9,049,676
8.13%, 05/01/27 (Call 05/31/24)(a)	12,543	12,684,109
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	9,513	9,739,447
9.25%, 10/01/28 (Call 10/01/25)(a)	15,853	16,645,650
		84,385,194
Leisure Time — 1.1%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	29,873	32,373,502
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(a)(b)	13,747	13,579,768
8.00%, 04/15/26 (Call 05/31/24)(a)(b)	6,700	6,711,256
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	$22,016	$21,548,380
5.88%, 02/15/27 (Call 05/13/24)(a)	14,744	14,445,434
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	8,616	8,813,199
8.13%, 01/15/29 (Call 01/15/26)(a)	11,003	11,460,803
8.38%, 02/01/28 (Call 02/01/25)(a)	8,878	9,252,069
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	8,527	8,316,490
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 05/31/24)(a)	11,590	11,227,812
7.00%, 02/15/29 (Call 05/31/24)(a)(b)	6,637	6,607,751
9.13%, 07/15/31 (Call 07/15/26)(a)	10,427	11,174,709
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(a)	10,547	10,061,416
		165,572,589
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 05/13/24)(b)	14,995	14,221,092
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	13,502	11,966,148
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	22,516	18,905,658
3.75%, 05/01/29 (Call 05/31/24)(a)(b)	11,610	10,434,488
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	16,063	14,046,759
4.88%, 01/15/30 (Call 01/15/25)(b)	14,790	13,899,642
5.38%, 05/01/25 (Call 05/13/24)(a)	8,609	8,558,551
5.75%, 05/01/28 (Call 05/31/24)(a)(b)	4,867	4,807,096
5.88%, 04/01/29 (Call 04/01/26)(a)	7,840	7,737,453
6.13%, 04/01/32 (Call 04/01/27)(a)(b)	6,634	6,528,817
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	7,018	6,104,832
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	12,374	11,234,355
6.63%, 01/15/32 (Call 01/15/27)(a)(b)	13,879	13,670,815
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)(b)	7,414	7,201,080
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/13/24)(a)(b)	11,157	10,525,451
5.25%, 06/18/25 (Call 05/13/24)(a)(b)	7,132	7,014,487
5.88%, 05/15/26 (Call 05/13/24)(a)(b)	10,217	10,031,514
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	6,596	6,348,650
4.75%, 10/15/28 (Call 07/15/28)(b)	11,932	11,119,312
5.50%, 04/15/27 (Call 01/15/27)(b)	10,315	10,057,125
5.75%, 06/15/25 (Call 03/15/25)	10,338	10,286,445
6.50%, 04/15/32 (Call 04/15/27)	8,419	8,168,366
6.75%, 05/01/25 (Call 05/01/24)	14,682	14,678,497
Station Casinos LLC
4.50%, 02/15/28 (Call 05/31/24)(a)(b)	11,057	10,250,281
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	7,870	6,906,082
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	7,154	7,008,988
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/31/24)(a)(b)	16,865	14,439,794
6.00%, 07/15/25 (Call 05/31/24)(a)	468	462,735
6.50%, 01/15/28 (Call 05/31/24)(a)(b)	6,960	6,503,590
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	10,285	9,269,253
6.00%, 04/01/27 (Call 01/01/27)	6,464	6,384,113
6.63%, 07/31/26 (Call 04/30/26)(a)	8,842	8,853,760
Security	Par (000)	Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	$13,931	$13,453,561
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	15,002	13,194,447
5.50%, 01/15/26 (Call 05/31/24)(a)(b)	14,757	14,315,323
5.50%, 10/01/27 (Call 05/31/24)(a)(b)	10,101	9,497,675
5.63%, 08/26/28 (Call 05/13/24)(a)	19,580	18,057,655
		376,143,890
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	22,580	23,091,026
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	6,716	7,188,009
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(a)(b)	15,598	15,994,932
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 05/31/24)(a)(b)	5,323	5,216,540
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(a)	23,100	22,096,767
		73,587,274
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26 (Call 05/16/24)(a)(b)	8,839	8,772,796
12.25%, 11/15/26 (Call 05/31/24)(a)(b)	11,693	11,602,759
Hillenbrand Inc.
5.75%, 06/15/25 (Call 05/13/24)	6,519	6,470,075
6.25%, 02/15/29 (Call 02/15/26)(b)	7,766	7,706,773
		34,552,403
Media — 9.6%
Altice Financing SA
5.00%, 01/15/28 (Call 05/31/24)(a)(b)	17,826	14,037,975
5.75%, 08/15/29 (Call 08/15/24)(a)	30,764	22,803,815
AMC Networks Inc.
4.25%, 02/15/29 (Call 05/13/24)(b)	15,498	10,577,385
10.25%, 01/15/29 (Call 01/15/26)(a)	11,295	11,295,000
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	44,625	34,895,112
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	29,173	21,150,425
4.50%, 08/15/30 (Call 02/15/25)(a)	40,915	33,146,264
4.50%, 05/01/32 (Call 05/01/26)(b)	43,067	33,019,900
4.50%, 06/01/33 (Call 06/01/27)(a)	26,224	19,733,560
4.75%, 03/01/30 (Call 09/01/24)(a)	46,021	38,238,619
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	17,176	13,497,244
5.00%, 02/01/28 (Call 05/16/24)(a)	37,271	33,940,027
5.13%, 05/01/27 (Call 05/31/24)(a)(b)	47,059	44,136,166
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	21,633	19,064,081
5.50%, 05/01/26 (Call 05/31/24)(a)(b)	9,834	9,637,320
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	21,636	19,833,938
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	15,476	14,637,291
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	14,425	8,889,406
4.13%, 12/01/30 (Call 12/01/25)(a)	16,292	10,345,420
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	21,691	13,738,754
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	33,769	14,562,881
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	7,304	3,064,758
5.38%, 02/01/28 (Call 05/31/24)(a)	14,797	11,347,745
5.50%, 04/15/27 (Call 05/31/24)(a)(b)	20,027	16,383,127
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	33,321	14,577,938
6.50%, 02/01/29 (Call 05/13/24)(a)(b)	25,585	18,996,863
7.50%, 04/01/28 (Call 05/13/24)(a)(b)	14,810	7,960,375
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	$14,942	$13,223,670
11.75%, 01/31/29 (Call 01/31/26)(a)(b)	29,444	26,094,745
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)(b)	11,167	10,846,734
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)(b)	54,210	50,618,587
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	39,204	30,787,881
5.75%, 12/01/28 (Call 12/01/27)(a)	35,884	24,221,700
7.38%, 07/01/28 (Call 05/13/24)	13,648	6,073,360
7.75%, 07/01/26	28,785	18,019,410
5.13%, 06/01/29	21,076	8,404,055
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	67,753	68,197,544
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	11,677	7,049,989
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	18,978	11,381,676
5.88%, 07/15/26 (Call 05/31/24)(a)(b)	10,034	9,681,556
7.00%, 05/15/27 (Call 05/13/24)(a)(b)	11,137	10,148,591
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)(b)	7,902	5,653,881
5.25%, 08/15/27 (Call 05/16/24)(a)(b)	10,907	7,990,741
6.38%, 05/01/26 (Call 05/16/24)	11,618	9,802,172
8.38%, 05/01/27 (Call 05/16/24)(b)	13,517	7,238,357
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	12,508	10,438,426
6.75%, 10/15/27 (Call 05/31/24)(a)	17,028	15,751,411
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	13,292	12,320,886
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	10,354	9,518,009
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	14,562	13,124,003
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	8,050	7,375,915
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(a)(b)	14,949	13,256,649
5.63%, 07/15/27 (Call 05/13/24)(a)(b)	25,061	23,498,865
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(b)(d)	10,138	8,870,750
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(d)	14,324	13,239,673
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 05/31/24)(a)	15,195	11,605,181
6.50%, 09/15/28 (Call 05/31/24)(a)	16,003	6,655,025
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 05/31/24)(a)(b)	7,526	5,556,446
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(a)(b)	6,005	4,708,971
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	11,341	7,796,938
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	6,817	4,720,773
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(a)(b)	15,193	14,147,295
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	22,728	18,266,289
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	28,888	25,790,793
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	21,762	18,409,098
5.00%, 08/01/27 (Call 05/31/24)(a)	22,467	21,203,231
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	18,123	16,812,062
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	18,828	16,416,190
Security	Par (000)	Value
Media (continued)
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 05/13/24)(a)	$6,775	$6,392,072
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(b)	14,685	13,334,685
4.75%, 03/15/26 (Call 05/31/24)(a)	7,769	7,500,503
5.00%, 09/15/29 (Call 09/15/24)	16,369	14,429,110
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 05/13/24)(a)	14,200	13,181,150
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/31/24)(a)(b)	14,973	12,997,671
6.63%, 06/01/27 (Call 05/13/24)(a)	21,994	21,244,444
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	12,793	12,223,654
8.00%, 08/15/28 (Call 08/15/25)(a)	22,268	22,268,000
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	7,724	6,855,050
5.13%, 04/15/27 (Call 05/31/24)(a)	9,105	8,789,170
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	13,947	11,384,239
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	12,634	10,608,875
5.50%, 05/15/29 (Call 05/15/24)(a)	21,504	19,513,536
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(a)(b)	7,080	6,286,155
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	23,183	19,560,656
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	7,610	6,305,511
6.00%, 01/15/27 (Call 05/31/24)(a)(b)	9,446	9,270,513
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	14,331	12,545,501
		1,373,119,412
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 05/16/24)(a)(b)	8,295	7,559,233
5.50%, 12/15/27 (Call 05/31/24)(a)(b)	5,769	5,664,264
6.13%, 05/15/28 (Call 05/31/24)(a)(b)	5,714	5,669,476
7.13%, 03/15/31 (Call 03/15/27)(a)(b)	11,206	11,341,749
Arsenal AIC Parent LLC
8.00%, 10/01/30 (Call 10/01/26)(a)	9,928	10,325,120
11.50%, 10/01/31 (Call 10/01/26)(a)	6,922	7,694,165
Constellium SE, 3.75%, 04/15/29 (Call 05/13/24)(a)(b)	7,406	6,567,780
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	22,134	19,444,055
4.50%, 09/15/27 (Call 06/15/27)(a)	8,896	8,389,195
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	10,115	9,706,661
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	12,507	12,131,415
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	8,103	7,100,254
4.63%, 03/01/28 (Call 05/31/24)(a)(b)	7,185	6,685,053
Novelis Corp.
3.25%, 11/15/26 (Call 05/31/24)(a)	11,671	10,912,385
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	11,141	9,430,188
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	23,538	21,441,706
		160,062,699
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	356	345,484
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	11,995	10,360,432
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
8.88%, 11/30/29 (Call 11/30/26)(a)(b)	$7,308	$6,960,870
		17,666,786
Oil & Gas — 6.1%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	9,111	8,645,086
7.63%, 02/01/29 (Call 05/31/24)(a)(b)	5,091	5,199,184
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	5,849	5,555,783
7.00%, 11/01/26 (Call 05/31/24)(a)(b)	8,888	8,876,890
8.25%, 12/31/28 (Call 05/31/24)(a)(b)	7,895	8,031,025
Baytex Energy Corp.
7.38%, 03/15/32 (Call 03/15/27)(a)(b)	4,310	4,336,334
8.50%, 04/30/30 (Call 04/30/26)(a)(b)	12,724	13,258,026
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 05/31/24)(a)(b)	1,837	1,832,408
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(a)	5,762	5,682,772
5.88%, 02/01/29 (Call 05/31/24)(a)	6,602	6,478,080
6.75%, 04/15/29 (Call 05/31/24)(a)(b)	12,672	12,652,728
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 05/31/24)(a)	8,081	8,065,646
7.00%, 06/15/25 (Call 05/31/24)(a)	19,913	19,875,808
8.38%, 01/15/29 (Call 10/15/25)(a)	17,259	17,863,065
Civitas Resources Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)(b)	6,022	5,817,171
8.38%, 07/01/28 (Call 07/01/25)(a)	18,559	19,336,182
8.63%, 11/01/30 (Call 11/01/26)(a)(b)	14,959	15,907,902
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	20,860	22,107,130
CNX Resources Corp.
6.00%, 01/15/29 (Call 05/31/24)(a)(b)	7,817	7,569,255
7.25%, 03/01/32 (Call 03/01/27)(a)(b)	5,771	5,792,641
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	7,411	7,494,374
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	14,592	13,241,198
6.75%, 03/01/29 (Call 05/16/24)(a)(b)	17,969	17,129,848
6.75%, 03/01/29 (Call 05/16/24)(a)	3,132	2,949,170
Crescent Energy Finance LLC
7.63%, 04/01/32 (Call 04/01/27)(a)(b)	10,732	10,739,378
9.25%, 02/15/28 (Call 02/15/25)(a)(b)	15,003	15,786,907
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/31/24)(a)	5,516	5,433,873
5.63%, 10/15/25 (Call 05/31/24)(a)	12,900	12,821,955
CVR Energy Inc.
5.75%, 02/15/28 (Call 05/16/24)(a)(b)	5,737	5,339,043
8.50%, 01/15/29 (Call 01/15/26)(a)	8,883	8,849,689
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (Call 05/31/24)(a)	1,875	1,901,981
8.75%, 05/01/31 (Call 05/01/27)(a)(b)	6,445	6,558,464
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(a)(b)	13,011	13,180,143
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)	9,021	8,487,524
5.38%, 03/30/28 (Call 09/30/27)(a)	9,330	8,272,981
5.88%, 03/30/31 (Call 09/30/30)(a)	9,129	7,787,662
8.50%, 09/30/33 (Call 09/30/29)(a)(h)	10,903	10,536,596
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(a)(b)	8,961	8,602,560
6.00%, 04/15/30 (Call 04/15/25)(a)(b)	6,983	6,663,029
Security	Par (000)	Value
Oil & Gas (continued)
6.00%, 02/01/31 (Call 02/01/26)(a)	$8,611	$8,225,901
6.25%, 11/01/28 (Call 05/31/24)(a)	8,767	8,642,859
6.25%, 04/15/32 (Call 05/15/27)(a)(b)	7,234	6,956,395
8.38%, 11/01/33 (Call 11/01/28)(a)(b)	8,835	9,470,943
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	9,750	9,503,488
6.50%, 06/30/27 (Call 12/30/26)(a)	8,383	7,862,509
6.75%, 06/30/30 (Call 12/30/29)(a)	8,259	7,381,225
Matador Resources Co.
6.50%, 04/15/32 (Call 04/15/27)(a)(b)	10,200	10,123,914
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	7,906	7,961,764
MEG Energy Corp.
5.88%, 02/01/29 (Call 05/13/24)(a)	992	959,266
7.13%, 02/01/27 (Call 05/31/24)(a)(b)	4,377	4,417,766
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/24)(a)	12,087	12,056,782
10.50%, 05/15/27 (Call 05/31/24)(a)(b)	7,716	7,888,456
Murphy Oil Corp., 5.88%, 12/01/27 (Call 05/16/24)(b)	5,511	5,452,418
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/31/24)(a)	9,851	9,724,848
9.13%, 01/31/30 (Call 05/31/26)(a)(b)	10,003	10,287,349
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 05/31/24)(a)(b)	8,890	8,829,427
Northern Oil & Gas Inc.
8.13%, 03/01/28 (Call 05/31/24)(a)(b)	10,979	11,131,741
8.75%, 06/15/31 (Call 06/15/26)(a)(b)	8,032	8,453,680
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	11,420	10,323,452
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	11,755	10,603,010
5.88%, 07/15/27 (Call 05/31/24)(a)(b)	7,471	7,289,455
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 05/31/24)	12,199	11,882,588
7.88%, 09/15/30 (Call 09/15/26)(a)	7,568	7,773,273
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	10,408	10,097,793
7.00%, 01/15/32 (Call 01/15/27)(a)(b)	15,272	15,551,172
8.00%, 04/15/27 (Call 05/31/24)(a)	7,362	7,558,124
9.88%, 07/15/31 (Call 07/15/26)(a)(b)	7,312	8,086,633
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	6,746	6,197,887
4.88%, 05/15/25 (Call 02/15/25)	12,451	12,327,216
8.25%, 01/15/29 (Call 05/16/24)	7,782	8,096,644
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	5,641	5,585,401
6.63%, 01/15/27 (Call 05/31/24)(b)	5,945	5,922,436
6.75%, 09/15/26 (Call 05/31/24)(b)	5,477	5,463,533
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	16,851	15,116,021
5.38%, 02/01/29 (Call 05/16/24)	10,556	10,085,832
5.38%, 03/15/30 (Call 03/15/25)	16,714	15,868,439
Sunoco LP
7.00%, 05/01/29 (Call 05/01/26)(a)(b)	9,100	9,242,233
7.25%, 05/01/32 (Call 05/01/27)(a)	6,110	6,204,888
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/16/24)(b)	11,786	10,754,725
4.50%, 04/30/30 (Call 04/30/25)(b)	12,173	10,940,484
5.88%, 03/15/28 (Call 05/31/24)(b)	6,111	5,963,827
6.00%, 04/15/27 (Call 05/31/24)(b)	8,708	8,597,878
7.00%, 09/15/28 (Call 09/15/25)(a)	7,587	7,674,488
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)(b)	$8,821	$9,314,248
9.38%, 02/01/31 (Call 02/01/27)(a)(b)	9,406	9,996,162
Transocean Inc.
8.00%, 02/01/27 (Call 05/13/24)(a)(b)	7,816	7,812,092
8.25%, 05/15/29 (Call 05/15/26)(a)	11,115	11,059,425
8.50%, 05/15/31 (Call 05/15/27)(a)(b)	10,900	10,818,250
8.75%, 02/15/30 (Call 02/15/26)(a)	16,169	16,849,162
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/31/24)(a)(b)	112	111,630
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	8,519	8,734,637
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	16,678	17,079,273
Vital Energy Inc.
7.88%, 04/15/32 (Call 04/15/27)(a)(b)	16,104	16,346,365
9.75%, 10/15/30 (Call 10/15/26)(b)	7,154	7,791,891
		879,110,789
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(a)	12,404	12,139,692
6.88%, 04/01/27 (Call 05/31/24)(a)	6,716	6,697,531
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(a)	15,257	15,146,081
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	11,220	11,198,570
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(b)	24,512	25,379,112
		70,560,986
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/31/24)(a)(b)	8,615	7,444,326
4.00%, 09/01/29 (Call 05/31/24)(a)(b)	15,552	12,786,632
6.00%, 06/15/27 (Call 06/15/24)(a)	8,515	8,230,315
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 05/13/24)(a)	17,613	14,692,589
5.25%, 04/30/25 (Call 05/31/24)(a)	11,002	10,891,980
5.25%, 08/15/27 (Call 05/31/24)(a)(b)	26,258	13,388,298
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	18,921	15,819,659
3.13%, 09/15/31 (Call 06/15/31)(b)	12,192	10,109,642
6.00%, 06/15/29 (Call 05/15/26)(b)	13,688	13,609,579
6.88%, 03/15/28 (Call 11/15/24)	9,633	9,792,041
Berry Global Inc., 5.63%, 07/15/27 (Call 05/31/24)(a)(b)	7,854	7,657,650
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	6,969	6,951,578
8.75%, 04/15/30 (Call 04/15/25)(a)	16,002	15,468,653
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	7,082	6,741,196
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	5,477	5,257,920
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	11,299	11,051,015
Security	Par (000)	Value
Packaging & Containers (continued)
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	$7,483	$6,799,877
3.75%, 02/01/30 (Call 08/01/29)(a)	6,221	5,418,553
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,105	6,332,331
6.75%, 07/15/26 (Call 05/13/24)(a)	10,386	10,222,361
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	6,554	5,542,226
10.50%, 07/15/27 (Call 05/13/24)(a)(b)	11,005	10,809,221
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(a)(b)	40,006	40,716,107
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	20,681	20,276,686
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	5,368	4,883,538
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/31/24)(a)(b)	8,978	8,972,576
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	9,494	9,492,339
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(a)(b)	14,164	13,079,038
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	6,686	6,130,931
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	5,319	4,912,309
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	6,174	5,800,872
5.50%, 09/15/25 (Call 06/15/25)(a)	3,906	3,869,761
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(a)(b)	11,048	10,902,650
7.25%, 02/15/31 (Call 11/15/26)(a)(b)	5,730	5,828,253
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 05/16/24)(b)	8,715	8,127,796
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 05/31/24)(a)	15,140	14,859,700
8.50%, 08/15/27 (Call 05/13/24)(a)(b)	10,926	10,812,696
		383,682,894
Pharmaceuticals — 2.8%
AdaptHealth LLC
4.63%, 08/01/29 (Call 05/31/24)(a)(b)	6,961	5,873,344
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	8,723	7,426,180
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 05/31/24)(a)(b)	9,955	6,495,637
9.25%, 04/01/26 (Call 05/31/24)(a)	10,319	9,596,670
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	23,637	15,304,957
5.00%, 01/30/28 (Call 05/16/24)(a)(b)	6,247	2,814,461
5.00%, 02/15/29 (Call 05/13/24)(a)(b)	6,483	2,829,830
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	11,174	4,782,472
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	6,568	2,748,891
5.50%, 11/01/25 (Call 05/31/24)(a)(b)	24,158	22,625,779
5.75%, 08/15/27 (Call 05/16/24)(a)(b)	7,073	4,881,633
6.13%, 02/01/27 (Call 05/31/24)(a)(b)	14,497	10,628,113
6.25%, 02/15/29 (Call 05/13/24)(a)(b)	11,462	5,000,297
9.00%, 12/15/25 (Call 05/31/24)(a)(b)	14,327	13,508,831
11.00%, 09/30/28(a)	26,581	20,703,555
Endo Finance Holdings Inc., 8.50%, 04/15/31 (Call 04/15/27)(a)(b)	8,967	9,105,988
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(a)(b)	4,998	4,794,331
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(a)	10,380	9,906,153
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	$8,678	$5,079,112
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	23,555	21,415,813
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 05/31/24)(a)	32,507	29,622,004
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	30,151	26,080,615
Owens & Minor Inc.
4.50%, 03/31/29 (Call 05/31/24)(a)(b)	6,628	5,915,711
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	7,902	7,645,185
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	10,644	10,263,084
4.65%, 06/15/30 (Call 03/15/30)(b)	11,010	10,063,470
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	9,214	7,807,299
5.13%, 01/15/28 (Call 05/31/24)(a)(b)	5,824	5,596,107
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	49,953	46,291,445
4.75%, 05/09/27 (Call 02/09/27)(b)	15,580	14,899,988
5.13%, 05/09/29 (Call 02/09/29)(b)	15,119	14,348,687
6.75%, 03/01/28 (Call 12/01/27)(b)	18,227	18,489,773
7.13%, 01/31/25 (Call 10/31/24)(b)	271	271,678
7.88%, 09/15/29 (Call 06/15/29)	9,084	9,558,753
8.13%, 09/15/31 (Call 06/15/31)(b)	7,531	8,115,029
		400,490,875
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	11,154	10,604,666
5.75%, 03/01/27 (Call 05/16/24)(a)	8,953	8,776,225
5.75%, 01/15/28 (Call 05/16/24)(a)(b)	11,063	10,795,951
6.63%, 02/01/32 (Call 02/01/27)(a)(b)	9,239	9,178,632
7.88%, 05/15/26 (Call 05/16/24)(a)	9,370	9,525,007
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	8,383	7,890,499
4.13%, 12/01/27 (Call 09/01/27)(b)	5,223	4,846,618
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	8,354	7,783,171
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(a)(b)	21,685	19,895,987
7.50%, 12/15/33 (Call 12/15/28)(a)(b)	7,273	7,312,439
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(a)	13,497	13,644,387
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	7,195	7,018,370
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	17,123	15,517,376
4.38%, 06/15/31 (Call 06/15/26)(a)	15,031	13,312,387
Energy Transfer LP, 8.00%, 05/15/54 (Call 02/15/29), (5-year CMT + 4.020%)(b)(d)	12,623	12,990,582
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	131	126,313
5.63%, 01/15/28 (Call 07/15/27)(a)	28	27,547
6.50%, 09/01/30 (Call 03/01/30)(a)	94	95,187
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	227	221,954
4.85%, 07/15/26 (Call 04/15/26)	148	144,225
Security	Par (000)	Value
Pipelines (continued)
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	$7,376	$7,034,860
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	11,301	10,453,425
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	15,782	14,422,854
5.50%, 07/15/28 (Call 04/15/28)(b)	13,025	12,674,953
6.00%, 07/01/25 (Call 04/01/25)(a)	6,324	6,302,182
6.38%, 04/01/29 (Call 04/01/26)(a)(b)	8,270	8,192,638
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	13,017	13,033,271
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	6,604	6,726,306
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	7,207	7,558,341
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 05/31/24)	10,109	10,098,801
8.00%, 01/15/27 (Call 05/31/24)	14,733	14,917,163
8.25%, 01/15/29 (Call 01/15/26)(b)	9,288	9,425,274
8.88%, 04/15/30 (Call 04/15/26)(b)	6,811	7,035,326
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (Call 05/16/24)(b)	5,560	5,520,840
8.25%, 01/15/32 (Call 01/15/27)(a)	7,200	7,381,668
Harvest Midstream I LP, 7.50%, 05/15/32 (Call 05/15/27)(a)	6,535	6,543,169
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	10,968	9,871,168
5.13%, 06/15/28 (Call 05/31/24)(a)	8,504	8,142,580
5.50%, 10/15/30 (Call 10/15/25)(a)(b)	5,981	5,693,015
5.63%, 02/15/26 (Call 05/31/24)(a)(b)	10,650	10,522,422
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	17,337	15,650,543
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(a)(b)	15,286	14,757,104
6.63%, 12/15/28 (Call 12/15/25)(a)(b)	13,312	13,358,894
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(a)(b)	22,833	21,822,996
6.75%, 09/15/25 (Call 05/21/24)(a)	12,327	12,166,231
8.75%, 03/15/29 (Call 03/15/26)(a)(b)	10,767	10,507,973
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(a)	14,171	14,369,118
8.38%, 02/15/32 (Call 02/15/27)(a)	18,982	19,243,002
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	9,101	8,896,275
5.75%, 10/01/25 (Call 07/01/25)	7,139	7,076,534
6.00%, 06/01/26 (Call 03/01/26)(b)	7,432	7,366,022
6.38%, 10/01/30 (Call 04/01/30)(b)	8,543	8,433,173
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	6,377	6,187,300
4.95%, 07/15/29 (Call 04/15/29)(a)	8,212	7,568,045
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(a)(b)	11,736	11,134,530
6.00%, 03/01/27 (Call 05/31/24)(a)	5,699	5,551,111
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	11,123	10,451,390
6.00%, 09/01/31 (Call 09/01/26)(a)	7,203	6,677,613
7.38%, 02/15/29 (Call 02/15/26)(a)	11,524	11,522,163
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	18,078	14,838,603
6.25%, 01/15/30 (Call 10/15/29)(a)	14,796	14,629,545
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	17,985	15,891,546
4.13%, 08/15/31 (Call 02/15/31)(a)	18,592	16,161,678
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)(b)	33,384	34,062,112
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	$33,624	$34,506,630
9.50%, 02/01/29 (Call 11/01/28)(a)(b)	43,788	46,994,254
9.88%, 02/01/32 (Call 02/01/27)(a)(b)	29,863	31,795,211
		762,877,375
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	9,626	8,417,149
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/31/24)(a)(b)	9,999	9,859,259
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	6,237	6,480,958
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)(b)	11,148	11,429,487
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(a)	9,813	8,657,757
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	10,270	8,707,399
5.38%, 08/01/28 (Call 05/31/24)(a)	10,741	10,109,966
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 05/31/24)(b)	9,006	7,371,691
4.75%, 02/01/30 (Call 09/01/24)(b)	8,363	6,622,309
5.00%, 03/01/31 (Call 03/01/26)(b)	8,691	6,764,814
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	6,819	4,551,683
5.75%, 01/15/29 (Call 05/16/24)(a)(b)	8,138	5,668,117
		94,640,589
Real Estate Investment Trusts — 3.8%
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(b)	7,035	6,263,801
8.88%, 04/12/29 (Call 03/12/29)	2,695	2,756,262
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 05/31/24)(a)(b)	11,360	10,073,797
5.75%, 05/15/26 (Call 05/13/24)(a)(b)	13,792	13,344,863
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	6,943	5,016,526
4.75%, 02/15/28 (Call 08/15/27)(b)	7,164	5,638,032
9.75%, 06/15/25 (Call 05/16/24)	7,596	7,611,192
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	14,109	13,086,098
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	5,841	4,409,955
3.95%, 11/01/27 (Call 08/01/27)(b)	5,864	5,172,048
4.65%, 04/01/29 (Call 01/01/29)(b)	7,933	6,683,553
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	16,092	14,201,190
4.88%, 09/15/27 (Call 05/13/24)(a)(b)	13,482	12,850,031
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	13,804	12,713,449
5.00%, 07/15/28 (Call 05/13/24)(a)	7,437	6,998,626
5.25%, 03/15/28 (Call 05/13/24)(a)	12,133	11,613,586
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	18,736	17,375,493
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	9,117	8,437,328
7.00%, 02/15/29 (Call 08/15/25)(a)	15,111	15,205,444
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	10,897	9,661,643
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 05/31/24)(a)	9,106	8,424,671
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	8,986	8,023,381
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	$18,648	$12,401,479
4.63%, 08/01/29 (Call 08/01/24)(b)	12,264	9,113,992
5.00%, 10/15/27 (Call 05/31/24)(b)	20,966	17,192,120
5.25%, 08/01/26 (Call 05/31/24)(b)	7,726	7,026,797
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	5,524	2,326,049
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/31/24)(a)	10,811	9,896,705
5.88%, 10/01/28 (Call 05/31/24)(a)(b)	10,020	9,649,260
7.50%, 06/01/25 (Call 05/31/24)(a)	11,836	11,831,266
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/32 (Call 04/01/27)(a)	15,719	15,401,140
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(a)(b)	8,362	7,683,981
4.75%, 10/15/27 (Call 05/31/24)(b)	10,384	9,829,137
7.25%, 07/15/28 (Call 07/15/25)(a)	5,348	5,426,718
Rithm Capital Corp., 8.00%, 04/01/29 (Call 04/01/26)(a)(b)	11,704	11,444,171
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 05/31/24)(a)	7,678	7,194,382
4.00%, 09/15/29 (Call 09/15/24)(a)	7,569	6,521,522
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)(b)	23,695	20,644,269
3.88%, 02/15/27 (Call 05/13/24)(b)	22,374	20,996,135
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	5,976	5,089,151
4.38%, 02/15/30 (Call 08/15/29)	5,421	4,130,802
4.75%, 10/01/26 (Call 08/01/26)	6,949	6,447,876
4.95%, 02/15/27 (Call 08/15/26)(b)	5,562	5,126,217
4.95%, 10/01/29 (Call 07/01/29)(b)	6,012	4,919,018
5.50%, 12/15/27 (Call 09/15/27)	6,599	6,209,470
7.50%, 09/15/25 (Call 06/15/25)	12,664	12,758,109
8.63%, 11/15/31 (Call 11/15/26)(a)(b)	14,519	15,217,121
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	6,521	6,037,737
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	7,285	6,741,903
4.75%, 03/15/25 (Call 09/15/24)(b)	245	241,763
7.25%, 04/01/29 (Call 10/01/28)(a)(b)	9,063	8,941,465
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	10,459	8,158,020
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(a)	7,838	6,881,906
6.50%, 02/15/29 (Call 05/13/24)(a)	16,321	13,097,603
10.50%, 02/15/28 (Call 09/15/25)(a)	37,079	38,430,066
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,874	7,150,379
6.38%, 08/15/25 (Call 05/13/24)(a)(b)	4,570	4,563,568
		550,282,266
Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(a)(b)	10,232	9,136,160
3.88%, 01/15/28 (Call 05/31/24)(a)	23,430	21,580,063
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	43,189	37,304,499
4.38%, 01/15/28 (Call 05/31/24)(a)(b)	11,039	10,252,471
5.75%, 04/15/25 (Call 05/31/24)(a)	5,076	5,044,275
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)(b)	$8,023	$7,152,218
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 05/13/24)(b)	5,994	5,607,387
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,694	10,566,581
4.75%, 03/01/30 (Call 03/01/25)(b)	6,587	5,969,918
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	9,072	8,042,219
Bath & Body Works Inc.
5.25%, 02/01/28	7,502	7,196,819
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	14,479	14,469,878
7.50%, 06/15/29 (Call 06/15/24)(b)	5,985	6,148,963
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 05/31/24), (7.75% PIK)(a)(b)(c)	5,906	5,752,981
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)(b)	9,102	9,048,810
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(b)(c)	14,222	13,931,160
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(a)(c)	21,189	21,030,216
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(a)(c)	24,907	24,969,136
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)	17,044	17,576,719
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 05/31/24)(a)	9,055	8,866,646
5.88%, 04/01/29 (Call 05/31/24)(a)(b)	12,476	11,812,360
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	14,906	13,434,654
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	18,878	16,434,243
FirstCash Inc.
4.63%, 09/01/28 (Call 05/31/24)(a)(b)	7,474	6,904,107
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	7,984	7,522,339
6.88%, 03/01/32 (Call 03/01/27)(a)	7,344	7,241,992
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	10,942	9,261,254
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	11,313	9,226,657
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (Call 01/15/26)(a)	7,658	7,279,406
8.75%, 01/15/32 (Call 01/15/27)(a)	7,722	7,279,915
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(a)	9,885	9,510,490
Kohl's Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	7,913	6,538,116
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 05/31/24)(a)(b)	12,699	11,613,235
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/31/24)(a)(b)	14,911	13,612,294
8.25%, 08/01/31 (Call 08/01/26)(a)(b)	12,607	13,099,682
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	11,411	10,081,162
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	8,544	7,486,680
4.63%, 12/15/27 (Call 05/31/24)(a)(b)	6,186	5,809,891
Macy's Retail Holdings LLC
5.88%, 04/01/29 (Call 05/31/24)(a)(b)	7,400	7,134,425
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	6,451	6,144,577
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	6,756	6,389,757
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 05/13/24)(a)(b)	12,406	10,514,085
7.88%, 05/01/29 (Call 05/13/24)(a)	19,664	14,428,460
Security	Par (000)	Value
Retail (continued)
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	$7,504	$6,456,817
4.75%, 09/15/29 (Call 09/15/24)(b)	7,243	6,724,705
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 05/31/24)(a)(b)	17,475	17,356,810
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	6,655	5,739,937
4.38%, 04/01/30 (Call 01/01/30)(b)	7,821	6,979,148
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 05/13/24)(b)	6,013	5,802,579
3.75%, 06/15/29 (Call 06/15/24)(b)	6,746	5,899,714
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 05/31/24)(a)	17,736	16,369,441
7.75%, 02/15/29 (Call 05/31/24)(a)(b)	17,370	16,475,098
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	7,945	6,113,751
4.75%, 02/15/27 (Call 11/15/26)(b)	8,882	7,732,003
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,057	9,001,015
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	8,387	7,315,309
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	11,160	11,118,150
6.00%, 12/01/29 (Call 12/01/24)(a)	12,498	12,644,070
6.13%, 07/01/29 (Call 07/01/24)(a)	6,952	7,064,970
Staples Inc.
7.50%, 04/15/26 (Call 05/31/24)(a)	30,459	29,299,274
10.75%, 04/15/27 (Call 05/31/24)(a)(b)	15,450	14,093,923
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	9,605	8,522,620
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	7,251	6,208,649
3.45%, 06/01/26 (Call 03/01/26)	21,271	20,115,532
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	15,881	13,726,425
4.63%, 01/31/32 (Call 10/01/26)(b)	16,217	14,591,752
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	12,153	11,339,889
5.38%, 04/01/32 (Call 04/01/27)(b)	15,078	14,227,978
		749,326,459
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29 (Call 05/31/24)(a)(b)	5,527	4,880,906
4.38%, 04/15/28 (Call 05/13/24)(a)(b)	5,273	4,918,654
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	23,567	22,247,484
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	13,396	13,037,546
		45,084,590
Software — 2.6%
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	34,175	30,688,996
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)(b)	10,849	10,961,721
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)(b)	11,736	12,036,676
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	14,263	12,978,964
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	14,119	12,878,293
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	$57,319	$54,381,401
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	56,200	54,141,237
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(a)	14,823	13,619,187
5.25%, 05/15/26 (Call 02/15/26)(a)	6,242	6,135,704
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(a)(b)	12,849	11,733,578
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,423	10,854,109
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	13,122	11,528,774
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	9,788	8,368,740
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	14,736	12,717,563
Rocket Software Inc., 9.00%, 11/28/28 (Call 05/01/25)(a)	9,210	9,252,778
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(a)	30,093	29,244,486
Twilio Inc.
3.63%, 03/15/29 (Call 05/13/24)(b)	8,384	7,427,350
3.88%, 03/15/31 (Call 03/15/26)(b)	8,177	7,078,911
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(a)(b)	37,086	37,047,060
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/24)(a)	27,540	25,022,794
		378,098,322
Telecommunications — 4.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 05/31/24)(a)(b)	16,520	4,722,407
10.50%, 05/15/27 (Call 05/13/24)(a)(b)	23,444	8,264,010
Altice France SA/France
5.13%, 01/15/29 (Call 05/31/24)(a)	6,857	4,474,193
5.13%, 07/15/29 (Call 05/31/24)(a)	37,281	24,232,650
5.50%, 01/15/28 (Call 05/13/24)(a)	16,210	10,948,234
5.50%, 10/15/29 (Call 10/15/24)(a)	28,941	18,920,179
8.13%, 02/01/27 (Call 05/13/24)(a)	25,710	19,231,080
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)(d)	7,795	7,335,719
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(b)(d)	7,059	6,292,522
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/13/24)(a)	18,341	17,317,205
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	18,659	13,034,509
6.00%, 03/01/26 (Call 05/31/24)(a)	22,447	19,879,344
7.13%, 07/01/28 (Call 05/31/24)(a)	9,984	3,324,144
8.25%, 03/01/27 (Call 05/31/24)(a)(b)	13,439	5,157,130
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/13/24)(a)(b)	10,426	3,572,098
6.00%, 06/15/25 (Call 05/13/24)(a)(b)	18,533	14,641,070
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(a)	31,290	30,335,029
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(a)(b)	5,725	4,722,285
6.50%, 10/01/28 (Call 05/13/24)(a)(b)	11,306	9,807,955
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(a)(b)	21,592	19,787,557
5.88%, 10/15/27 (Call 05/31/24)(a)(b)	16,955	16,255,606
5.88%, 11/01/29 (Call 11/01/24)(b)	10,924	9,104,512
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	13,956	11,583,480
6.75%, 05/01/29 (Call 05/31/24)(a)(b)	14,581	12,831,280
Security	Par (000)	Value
Telecommunications (continued)
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	$10,683	$10,789,830
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	16,874	17,149,563
Hughes Satellite Systems Corp.
5.25%, 08/01/26	11,490	9,507,975
6.63%, 08/01/26(b)	10,379	5,967,925
Iliad Holding SASU
6.50%, 10/15/26 (Call 05/13/24)(a)	17,915	17,819,028
7.00%, 10/15/28 (Call 10/15/24)(a)	13,685	13,359,981
8.50%, 04/15/31 (Call 04/15/27)(a)	5,405	5,405,000
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	45,096	43,179,420
Level 3 Financing Inc.
3.88%, 10/15/30 (Call 03/22/25)(a)(b)	10,393	5,716,150
4.00%, 04/15/31 (Call 03/22/25)(a)(b)	11,994	6,566,715
4.50%, 04/01/30 (Call 03/22/26)(a)	10,906	6,298,215
4.88%, 06/15/29 (Call 03/22/26)(a)(b)	12,864	8,116,219
10.50%, 04/15/29 (Call 03/22/27)(a)	8,793	8,787,724
10.50%, 05/15/30 (Call 05/15/26)(a)	11,847	11,847,000
10.75%, 12/15/30 (Call 03/22/27)(a)(b)	9,277	9,300,193
11.00%, 11/15/29 (Call 03/22/27)(a)	23,582	24,093,543
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(a)	6,757	4,341,694
4.13%, 04/15/30 (Call 05/31/24)(a)	6,758	4,172,756
4.50%, 01/15/29 (Call 05/13/24)(a)	5,172	1,525,740
5.13%, 12/15/26 (Call 05/31/24)(a)	5,205	3,337,056
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	11,360	10,763,600
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(a)(b)	11,017	7,795,196
ViaSat Inc.
5.63%, 09/15/25 (Call 05/13/24)(a)	10,536	10,121,145
5.63%, 04/15/27 (Call 05/13/24)(a)(b)	8,590	7,862,427
6.50%, 07/15/28 (Call 05/31/24)(a)(b)	5,688	4,362,013
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	19,428	15,930,960
4.75%, 07/15/31 (Call 07/15/26)(a)	20,344	16,941,466
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32 (Call 04/15/27)(a)(b)	13,025	12,814,646
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)(d)	8,590	7,964,068
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(b)(d)	15,156	12,640,134
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(b)(d)	29,845	30,255,369
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(a)(b)	20,933	20,095,680
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/24)(a)(b)	21,341	17,017,954
6.13%, 03/01/28 (Call 05/31/24)(a)(b)	16,260	10,833,225
		698,453,808
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30 (Call 05/09/27)(a)	19,325	19,085,853
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	6,571	6,603,855
7.13%, 02/01/32 (Call 02/01/27)(a)(b)	8,132	8,159,825
		33,849,533
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)(d)	$7,560	$7,513,506
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(a)	10,205	10,262,250
7.88%, 12/01/30 (Call 12/01/26)(a)(b)	6,841	7,087,134
5.50%, 05/01/28 (Call 05/31/24)(a)(b)	14,679	14,091,840
9.75%, 08/01/27 (Call 05/13/24)(a)	5,276	5,447,317
		44,402,047
Total Long-Term Investments — 98.2% (Cost: $15,342,076,240)		14,111,060,803
	Shares
Short-Term Securities
Money Market Funds — 19.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(i)(j)(k)	2,635,085,897	2,635,876,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(i)(j)	116,850,000	116,850,000
Total Short-Term Securities — 19.2% (Cost: $2,751,757,998)		2,752,726,422
Total Investments — 117.4% (Cost: $18,093,834,238)		16,863,787,225
Liabilities in Excess of Other Assets — (17.4)%		(2,498,828,313)
Net Assets — 100.0%		$14,364,958,912

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,111,060,803	$—	$14,111,060,803
Short-Term Securities
Money Market Funds	2,752,726,422	—	—	2,752,726,422
	$2,752,726,422	$14,111,060,803	$—	$16,863,787,225
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$5,126	$4,223,819
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	10,205	8,574,341
3.20%, 03/01/29 (Call 12/01/28)	8,740	7,646,043
3.25%, 02/01/28 (Call 12/01/27)	9,568	8,643,445
3.25%, 02/01/35 (Call 11/01/34)	6,778	5,112,274
3.60%, 05/01/34 (Call 02/01/34)	6,653	5,287,670
3.63%, 02/01/31 (Call 11/01/30)	14,423	12,386,713
3.75%, 02/01/50 (Call 08/01/49)	12,282	7,924,574
3.90%, 05/01/49 (Call 11/01/48)(a)	8,375	5,558,178
3.95%, 08/01/59 (Call 02/01/59)	7,083	4,432,752
5.04%, 05/01/27 (Call 03/01/27)(a)	1,756	1,704,072
5.15%, 05/01/30 (Call 02/01/30)	38,880	36,762,047
5.71%, 05/01/40 (Call 11/01/39)	26,377	23,931,040
5.81%, 05/01/50 (Call 11/01/49)(a)	45,674	40,403,453
5.93%, 05/01/60 (Call 11/01/59)	28,036	24,493,635
6.30%, 05/01/29 (Call 04/01/29)(b)	6,670	6,686,632
6.39%, 05/01/31 (Call 03/01/31)(b)	2,750	2,747,730
6.53%, 05/01/34 (Call 02/01/34)(b)	2,695	2,715,237
6.86%, 05/01/54 (Call 11/01/53)(b)	3,050	3,054,476
7.01%, 05/01/64 (Call 11/01/63)(b)	1,970	1,972,296
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	11,793	10,621,781
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)(a)	9,695	8,908,211
3.75%, 05/15/28 (Call 02/15/28)(a)	10,484	9,972,172
4.25%, 04/01/40 (Call 10/01/39)	4,214	3,628,407
4.25%, 04/01/50 (Call 10/01/49)	3,531	2,909,823
General Electric Co.
5.88%, 01/14/38(a)	8,748	8,876,548
6.75%, 03/15/32	9,210	9,944,645
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	15,770	15,108,937
5.05%, 06/01/29 (Call 05/01/29)(a)	6,117	5,978,512
5.25%, 06/01/31 (Call 04/01/31)	7,412	7,214,098
5.35%, 06/01/34 (Call 03/01/34)	6,479	6,265,499
5.40%, 07/31/33 (Call 04/30/33)	9,730	9,473,133
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	8,409	5,237,969
3.80%, 03/01/45 (Call 09/01/44)	10,678	8,351,005
3.90%, 06/15/32 (Call 03/15/32)(a)	6,335	5,782,448
4.07%, 12/15/42	11,532	9,515,329
4.09%, 09/15/52 (Call 03/15/52)	13,569	10,736,121
4.15%, 06/15/53 (Call 12/15/52)	8,537	6,759,378
4.70%, 05/15/46 (Call 11/15/45)	10,674	9,451,102
4.75%, 02/15/34 (Call 11/15/33)(a)	7,314	6,975,524
5.10%, 11/15/27 (Call 10/15/27)	7,959	7,955,920
5.20%, 02/15/64 (Call 08/15/63)	6,469	6,005,981
5.25%, 01/15/33 (Call 10/15/32)(a)	5,344	5,328,688
5.70%, 11/15/54 (Call 05/15/54)	6,145	6,218,027
5.90%, 11/15/63 (Call 05/15/63)(a)	5,401	5,588,549
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	19,220	17,896,426
4.03%, 10/15/47 (Call 04/15/47)	19,688	15,232,537
4.40%, 05/01/30 (Call 02/01/30)	7,100	6,750,966
4.70%, 03/15/33 (Call 12/15/32)(a)	8,443	7,999,689
4.75%, 06/01/43	8,043	7,092,936
Security	Par (000)	Value
Aerospace & Defense (continued)
4.90%, 06/01/34 (Call 03/01/34)	$9,142	$8,713,373
4.95%, 03/15/53 (Call 09/15/52)(a)	8,084	7,165,359
5.20%, 06/01/54 (Call 12/01/53)	6,915	6,351,396
5.25%, 05/01/50 (Call 11/01/49)	6,153	5,725,090
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	9,085	7,134,998
2.25%, 07/01/30 (Call 04/01/30)	9,215	7,693,812
2.38%, 03/15/32 (Call 12/15/31)	7,962	6,376,533
2.82%, 09/01/51 (Call 03/01/51)(a)	10,236	6,088,714
3.03%, 03/15/52 (Call 09/15/51)(a)	10,804	6,731,558
3.13%, 05/04/27 (Call 02/04/27)	4,389	4,116,600
3.13%, 07/01/50 (Call 01/01/50)(a)	8,261	5,323,450
3.75%, 11/01/46 (Call 05/01/46)	8,999	6,596,038
4.13%, 11/16/28 (Call 08/16/28)(a)	25,360	24,094,691
4.15%, 05/15/45 (Call 11/16/44)	8,199	6,452,534
4.35%, 04/15/47 (Call 10/15/46)	9,307	7,509,152
4.45%, 11/16/38 (Call 05/16/38)	7,279	6,284,404
4.50%, 06/01/42	28,507	24,218,202
4.63%, 11/16/48 (Call 05/16/48)(a)	14,156	11,914,127
5.15%, 02/27/33 (Call 11/27/32)	10,153	9,851,950
5.38%, 02/27/53 (Call 08/27/52)(a)	9,145	8,546,250
6.00%, 03/15/31 (Call 01/15/31)	8,640	8,869,450
6.10%, 03/15/34 (Call 12/15/33)(a)	12,101	12,508,703
6.40%, 03/15/54 (Call 09/15/53)(a)	15,491	16,627,858
		672,711,211
Agriculture — 1.9%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	18,160	14,343,387
3.40%, 05/06/30 (Call 02/06/30)	9,487	8,416,169
3.40%, 02/04/41 (Call 08/04/40)	11,874	8,312,112
3.70%, 02/04/51 (Call 08/04/50)(a)	11,726	7,698,372
3.88%, 09/16/46 (Call 03/16/46)	11,775	8,342,492
4.00%, 02/04/61 (Call 08/04/60)(a)	6,949	4,729,874
4.25%, 08/09/42	7,151	5,570,742
4.80%, 02/14/29 (Call 11/14/28)(a)	15,221	14,779,302
5.38%, 01/31/44(a)	14,381	13,427,932
5.80%, 02/14/39 (Call 08/14/38)(a)	15,329	14,964,427
5.95%, 02/14/49 (Call 08/14/48)(a)	20,180	19,451,940
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)(a)	3,493	2,081,049
2.90%, 03/01/32 (Call 12/01/31)	2,193	1,833,123
3.25%, 03/27/30 (Call 12/27/29)	8,328	7,413,444
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	17,631	15,495,849
2.73%, 03/25/31 (Call 12/25/30)(a)	6,275	5,182,514
3.56%, 08/15/27 (Call 05/15/27)(a)	16,674	15,627,498
3.73%, 09/25/40 (Call 03/25/40)	6,501	4,710,061
3.98%, 09/25/50 (Call 03/25/50)(a)	8,347	5,806,418
4.39%, 08/15/37 (Call 02/15/37)	19,003	15,587,536
4.54%, 08/15/47 (Call 02/15/47)	20,568	15,394,504
4.74%, 03/16/32 (Call 12/16/31)(a)	6,304	5,886,474
4.76%, 09/06/49 (Call 03/06/49)	7,097	5,486,269
4.91%, 04/02/30 (Call 01/02/30)(a)	10,875	10,410,481
5.83%, 02/20/31 (Call 12/20/30)	7,404	7,404,294
6.00%, 02/20/34 (Call 11/20/33)(a)	8,749	8,699,009
6.34%, 08/02/30 (Call 06/02/30)	9,330	9,571,724
6.42%, 08/02/33 (Call 05/02/33)(a)	8,278	8,499,195
7.08%, 08/02/43 (Call 02/02/43)(a)	6,564	6,811,914
7.08%, 08/02/53 (Call 02/02/53)	6,994	7,331,304
BAT International Finance PLC
4.45%, 03/16/28 (Call 02/16/28)(a)	11,471	10,975,222
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.93%, 02/02/29 (Call 01/02/29)(a)	$10,772	$10,853,186
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	6,243	5,229,685
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	6,773	5,394,785
2.10%, 05/01/30 (Call 02/01/30)	8,843	7,311,870
3.38%, 08/15/29 (Call 05/15/29)(a)	8,359	7,630,727
3.88%, 08/21/42	4,266	3,262,444
4.13%, 03/04/43	7,199	5,678,528
4.25%, 11/10/44	8,451	6,702,666
4.38%, 11/15/41	4,251	3,501,662
4.88%, 02/15/28 (Call 01/15/28)	15,274	15,004,243
4.88%, 02/13/29 (Call 01/13/29)	10,539	10,292,747
4.88%, 11/15/43	3,982	3,448,946
5.13%, 11/17/27 (Call 10/17/27)	13,200	13,079,318
5.13%, 02/15/30 (Call 12/15/29)	16,641	16,365,237
5.13%, 02/13/31 (Call 12/13/30)	11,795	11,455,006
5.25%, 02/13/34 (Call 11/13/33)	16,585	15,988,784
5.38%, 02/15/33 (Call 11/15/32)	21,915	21,462,444
5.63%, 11/17/29 (Call 09/17/29)	10,965	11,047,323
5.63%, 09/07/33 (Call 06/07/33)(a)	10,438	10,382,711
5.75%, 11/17/32 (Call 08/17/32)	13,027	13,107,315
6.38%, 05/16/38(a)	9,944	10,410,751
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	3,728	3,580,398
5.85%, 08/15/45 (Call 02/15/45)(a)	18,588	16,759,411
		518,194,818
Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	15,336	15,116,316
Apparel — 0.2%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)(a)	11,729	10,357,621
3.25%, 03/27/40 (Call 09/27/39)(a)	5,669	4,332,778
3.38%, 03/27/50 (Call 09/27/49)(a)	10,323	7,305,211
3.88%, 11/01/45 (Call 05/01/45)(a)	6,296	4,960,649
Tapestry Inc.
7.35%, 11/27/28 (Call 10/27/28)(a)	2,902	2,990,076
7.70%, 11/27/30 (Call 09/27/30)(a)	7,820	8,114,598
7.85%, 11/27/33 (Call 08/27/33)	6,134	6,388,260
		44,449,193
Auto Manufacturers — 2.4%
American Honda Finance Corp.
2.00%, 03/24/28(a)	7,687	6,812,306
4.90%, 03/13/29(a)	8,635	8,465,878
4.90%, 01/10/34(a)	3,068	2,922,374
5.13%, 07/07/28	7,605	7,552,550
5.65%, 11/15/28(a)	6,407	6,489,659
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	6,712	5,362,322
5.15%, 02/20/34 (Call 11/20/33)(a)	8,482	8,318,594
5.45%, 02/20/54 (Call 08/20/53)	8,763	8,433,587
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	28,046	22,599,186
4.75%, 01/15/43(a)	14,835	11,686,813
5.29%, 12/08/46 (Call 06/08/46)(a)	11,354	9,538,870
6.10%, 08/19/32 (Call 05/19/32)(a)	19,187	18,834,193
7.45%, 07/16/31(a)	4,628	4,894,121
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	8,581	7,634,683
Security	Par (000)	Value
Auto Manufacturers (continued)
2.90%, 02/10/29 (Call 12/10/28)	$8,511	$7,336,822
3.63%, 06/17/31 (Call 03/17/31)	8,447	7,133,421
3.82%, 11/02/27 (Call 08/02/27)	8,658	8,018,311
4.00%, 11/13/30 (Call 08/13/30)	14,642	12,781,397
4.13%, 08/17/27 (Call 06/17/27)	12,796	12,014,836
5.11%, 05/03/29 (Call 02/03/29)	11,419	10,862,843
5.80%, 03/08/29 (Call 02/08/29)	9,554	9,385,619
6.05%, 03/05/31 (Call 01/05/31)(a)	8,989	8,849,521
6.13%, 03/08/34 (Call 12/08/33)	8,026	7,797,076
6.80%, 05/12/28 (Call 04/12/28)(a)	14,060	14,343,731
6.80%, 11/07/28 (Call 10/07/28)	11,935	12,198,477
7.12%, 11/07/33 (Call 08/07/33)	10,988	11,445,110
7.20%, 06/10/30 (Call 04/10/30)(a)	7,978	8,269,992
7.35%, 11/04/27 (Call 10/04/27)	15,454	15,982,862
7.35%, 03/06/30 (Call 01/06/30)(a)	9,954	10,365,969
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	10,808	10,328,234
5.00%, 10/01/28 (Call 07/01/28)	9,503	9,274,563
5.00%, 04/01/35	2,344	2,140,244
5.15%, 04/01/38 (Call 10/01/37)	5,847	5,251,371
5.20%, 04/01/45	10,990	9,407,940
5.40%, 10/15/29 (Call 08/15/29)(a)	12,371	12,148,421
5.40%, 04/01/48 (Call 10/01/47)(a)	5,787	5,059,971
5.60%, 10/15/32 (Call 07/15/32)(a)	15,072	14,818,769
5.95%, 04/01/49 (Call 10/01/48)(a)	5,274	4,962,419
6.25%, 10/02/43	13,361	13,013,721
6.60%, 04/01/36 (Call 10/01/35)	6,183	6,330,445
6.75%, 04/01/46 (Call 10/01/45)(a)	6,551	6,742,216
6.80%, 10/01/27 (Call 08/01/27)	13,204	13,632,792
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	9,501	7,631,955
2.40%, 04/10/28 (Call 02/10/28)(a)	11,202	9,897,125
2.40%, 10/15/28 (Call 08/15/28)	12,807	11,175,872
2.70%, 08/20/27 (Call 06/20/27)	12,274	11,182,497
2.70%, 06/10/31 (Call 03/10/31)(a)	8,831	7,157,558
3.10%, 01/12/32 (Call 10/12/31)	11,376	9,367,963
3.60%, 06/21/30 (Call 03/21/30)	8,444	7,432,435
4.30%, 04/06/29 (Call 02/06/29)	12,715	11,916,367
5.55%, 07/15/29 (Call 06/15/29)	4,874	4,797,602
5.75%, 02/08/31 (Call 12/08/30)(a)	9,401	9,271,660
5.80%, 06/23/28 (Call 05/23/28)(a)	11,916	11,936,044
5.80%, 01/07/29 (Call 12/07/28)(a)	15,921	15,888,871
5.85%, 04/06/30 (Call 02/06/30)(a)	9,543	9,516,225
5.95%, 04/04/34 (Call 01/04/34)	3,580	3,504,944
6.00%, 01/09/28 (Call 12/09/27)(a)	13,394	13,512,506
6.10%, 01/07/34 (Call 10/07/33)(a)	13,155	13,055,083
6.40%, 01/09/33 (Call 10/09/32)(a)	8,987	9,144,462
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	8,712	7,493,155
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	12,168	14,388,875
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	8,327	7,362,742
2.15%, 02/13/30	12,917	10,927,560
3.38%, 04/01/30	9,024	8,167,713
4.45%, 06/29/29	6,780	6,552,580
4.55%, 09/20/27(a)	8,464	8,271,380
4.63%, 01/12/28(a)	9,500	9,308,437
4.65%, 01/05/29(a)	3,930	3,835,291
4.80%, 01/05/34(a)	7,279	6,918,856
5.10%, 03/21/31(a)	6,328	6,225,373
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.25%, 09/11/28	$6,923	$6,924,264
5.55%, 11/20/30	9,289	9,371,533
		671,579,157
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	11,820	6,969,487
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	6,324	5,343,510
4.15%, 05/01/52 (Call 11/01/51)	8,341	5,988,736
		18,301,733
Banks — 22.9%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	6,929	6,857,833
6.03%, 03/13/35 (Call 03/13/34), (1-year CMT + 1.950%)(c)	10,408	10,186,949
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)(c)	1,473	1,486,061
Banco Santander SA
2.75%, 12/03/30(a)	8,554	6,947,298
2.96%, 03/25/31(a)	5,090	4,260,874
3.31%, 06/27/29(a)	6,813	6,109,190
3.49%, 05/28/30	8,794	7,709,310
3.80%, 02/23/28	11,285	10,493,348
4.38%, 04/12/28	14,736	13,978,235
5.29%, 08/18/27	16,210	15,954,777
5.54%, 03/14/30 (Call 03/14/29), (1-year CMT + 1.450%)(c)	12,072	11,838,257
5.59%, 08/08/28	13,073	13,006,379
6.35%, 03/14/34	10,664	10,401,331
6.61%, 11/07/28(a)	13,533	14,043,580
6.92%, 08/08/33	15,196	15,422,553
6.94%, 11/07/33	9,130	9,783,344
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(c)	18,801	15,016,409
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(c)	18,279	14,512,685
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	16,349	14,182,735
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(c)	29,681	23,633,707
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(c)	25,877	21,763,897
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(c)	26,185	21,108,752
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(c)	22,062	18,533,505
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)(c)	39,592	26,637,810
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(c)	37,070	30,518,734
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)(c)	8,785	5,358,536
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	14,466	12,572,132
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(c)	28,532	23,578,582
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)(c)	15,217	9,508,189
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(c)	16,894	15,008,211
Security	Par (000)	Value
Banks (continued)
3.25%, 10/21/27 (Call 10/21/26)	$8,768	$8,194,216
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(c)	27,119	19,846,161
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(c)	39,262	36,376,828
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(c)	8,150	7,652,768
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)(c)	10,206	7,855,003
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	14,291	13,437,319
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(c)	17,037	15,822,959
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(c)	11,676	9,615,905
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(c)	38,378	29,711,990
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)(c)	15,276	13,144,161
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(c)	16,686	15,829,351
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(c)	21,786	17,586,524
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(c)	14,739	12,095,478
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	31,963	29,488,802
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	16,663	16,335,099
5.00%, 01/21/44	15,382	14,135,743
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(c)	40,134	38,340,500
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(c)	20,229	19,923,192
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(c)	39,547	38,086,984
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(a)(c)	37,774	36,708,316
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(c)	16,268	16,345,011
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(c)	29,473	29,538,725
5.88%, 02/07/42(a)	12,850	13,141,158
6.11%, 01/29/37(a)	14,785	14,988,938
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)(c)	9,535	9,716,265
7.75%, 05/14/38	13,281	15,495,473
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	14,974	12,342,174
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(c)	8,462	5,863,307
Bank of America NA, 6.00%, 10/15/36	9,723	9,916,331
Bank of Montreal
5.20%, 02/01/28 (Call 01/01/28)(a)	6,870	6,827,780
5.72%, 09/25/28 (Call 08/25/28)	6,906	6,979,349
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	5,719	5,589,493
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	2,309	2,078,138
3.40%, 01/29/28 (Call 10/29/27)	2,144	2,007,838
3.85%, 04/28/28(a)	6,872	6,556,966
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (The)
2.45%, 02/02/32	$4,280	$3,437,589
4.85%, 02/01/30(a)	12,763	12,364,385
5.25%, 06/12/28(a)	9,194	9,120,077
5.65%, 02/01/34(a)	11,476	11,422,522
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)(c)	6,318	5,220,558
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(c)	10,385	8,417,821
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(c)	13,772	11,132,822
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(c)	7,773	5,436,840
4.34%, 01/10/28 (Call 01/10/27)	14,154	13,439,321
4.84%, 05/09/28 (Call 05/07/27)	15,396	14,690,463
4.95%, 01/10/47(a)	10,376	9,003,014
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(c)	16,609	16,026,733
5.25%, 08/17/45(a)	8,865	8,143,078
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(c)	13,616	13,418,450
5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(c)	13,974	13,782,882
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)(c)	11,545	11,274,951
6.04%, 03/12/55 (Call 03/12/54), (1-day SOFR +2.420%)(c)	7,268	7,207,757
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(c)	19,401	19,435,186
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(a)(c)	13,904	14,201,640
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)(c)	14,945	15,472,412
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(c)	15,079	15,751,056
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(c)	17,780	19,157,518
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)(a)	10,836	9,474,197
5.00%, 04/28/28 (Call 03/28/28)	9,305	9,113,762
5.26%, 04/08/29 (Call 03/08/29)	5,828	5,740,674
6.09%, 10/03/33 (Call 07/03/33)	10,575	10,760,159
Citibank NA
5.57%, 04/30/34 (Call 03/30/34)	6,255	6,239,527
5.80%, 09/29/28 (Call 08/29/28)	15,454	15,724,799
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(c)	14,508	11,626,792
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	25,235	20,513,320
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(c)	28,860	24,079,546
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(c)	16,852	14,284,514
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)(c)	12,268	8,379,376
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(c)	17,811	15,506,732
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(c)	24,790	20,503,405
Security	Par (000)	Value
Banks (continued)
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)(c)	$18,526	$17,280,567
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)(c)	22,413	21,109,671
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	26,202	22,777,317
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(c)	1,622	1,323,563
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)(c)	20,655	19,121,125
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)(c)	16,723	15,787,761
4.13%, 07/25/28	18,233	17,153,688
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(c)	8,397	6,822,902
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(c)	32,127	29,960,651
4.45%, 09/29/27	33,495	32,224,364
4.65%, 07/30/45	10,041	8,607,589
4.65%, 07/23/48 (Call 06/23/48)(a)	22,128	18,840,545
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(c)	14,731	14,368,333
4.75%, 05/18/46	15,591	13,086,633
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(c)	21,676	20,337,104
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(c)	23,681	23,147,254
5.30%, 05/06/44	7,122	6,526,410
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(c)	13,219	12,504,324
5.88%, 01/30/42	6,742	6,798,095
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(c)	23,069	23,667,237
6.63%, 06/15/32	9,123	9,507,249
6.68%, 09/13/43	9,169	9,783,704
8.13%, 07/15/39	16,200	19,788,841
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)(c)	8,312	7,864,380
Citizens Financial Group Inc.
3.25%, 04/30/30 (Call 01/30/30)(a)	2,313	1,986,375
5.84%, 01/23/30 (Call 01/23/29), (1-day SOFR + 2.010%)(c)	10,899	10,669,526
6.65%, 04/25/35 (Call 04/25/34), (1-day SOFR +2.325%)(c)	3,628	3,639,711
Cooperatieve Rabobank UA
5.25%, 05/24/41	12,858	12,349,897
5.25%, 08/04/45(a)	8,081	7,518,183
5.75%, 12/01/43	9,135	8,891,094
Credit Suisse AG/New York
5.00%, 07/09/27	1,947	1,902,225
7.50%, 02/15/28	25,859	27,366,988
Deutsche Bank AG/New York
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(c)	2,098	1,718,379
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(c)	10,355	8,914,514
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(c)	15,448	15,741,875
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(c)	18,184	18,662,505
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	$6,530	$6,190,830
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(c)	4,150	3,908,187
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(a)(c)	11,228	10,892,130
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(a)(c)	10,989	11,113,415
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(c)	13,528	13,637,144
8.25%, 03/01/38(a)	3,227	3,687,369
Goldman Sachs Capital I, 6.35%, 02/15/34	9,029	9,113,920
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(c)	17,151	13,517,218
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	33,431	26,733,306
2.60%, 02/07/30 (Call 11/07/29)	17,241	14,777,020
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	30,801	25,215,685
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(c)	25,787	20,861,910
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(c)	13,398	9,149,237
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)(c)	32,006	26,616,135
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(c)	19,576	14,022,261
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(c)	17,226	12,667,608
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(c)	14,755	13,941,185
3.80%, 03/15/30 (Call 12/15/29)(a)	15,861	14,513,192
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(c)	15,287	14,281,845
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(c)	20,813	17,147,510
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)(c)	23,586	22,375,449
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(c)	12,363	10,625,330
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(c)	14,251	13,757,508
4.75%, 10/21/45 (Call 04/21/45)(a)	15,298	13,336,111
4.80%, 07/08/44 (Call 01/08/44)	14,394	12,647,472
5.15%, 05/22/45(a)	16,006	14,635,877
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(c)	16,748	16,759,171
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.552%)(a)(c)	25,075	25,078,934
6.13%, 02/15/33(a)	10,081	10,468,585
6.25%, 02/01/41(a)	19,924	20,697,954
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(c)	19,149	19,752,375
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)(c)	11,199	11,789,646
6.75%, 10/01/37	47,631	50,083,573
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(c)	20,522	18,118,876
Security	Par (000)	Value
Banks (continued)
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)(c)	$20,305	$17,499,308
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(c)	10,239	8,322,677
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(c)	23,743	19,390,096
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)(c)	12,044	10,141,999
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)(c)	10,807	8,753,435
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(a)(c)	28,046	25,675,706
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(c)	28,074	26,748,298
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(c)	21,551	20,905,599
4.95%, 03/31/30	20,992	20,232,308
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)(c)	18,737	18,439,226
5.25%, 03/14/44(a)	10,257	9,175,049
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(c)	19,524	18,876,440
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(c)	15,491	15,273,850
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(a)(c)	14,884	14,552,745
6.10%, 01/14/42(a)	4,287	4,426,622
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(c)	19,358	19,576,376
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(c)	18,123	18,496,350
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(a)(c)	21,754	22,137,721
6.50%, 05/02/36(a)	10,504	10,823,616
6.50%, 09/15/37	18,590	18,917,762
6.80%, 06/01/38	6,355	6,666,576
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(c)	21,732	22,790,403
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30 (Call 11/04/29)	7,189	5,981,935
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(c)	6,945	6,644,440
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(a)(c)	4,900	4,697,945
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)(c)	15,026	15,088,586
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)(c)	3,483	3,344,790
5.65%, 01/10/30 (Call 11/10/29)	8,352	8,195,017
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(c)	1,631	1,349,097
4.05%, 04/09/29(a)	10,625	9,900,769
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(c)	4,332	3,911,895
4.55%, 10/02/28	15,722	15,121,358
5.34%, 03/19/30 (Call 03/19/29), (1-day SOFR +1.440%)(c)	12,100	11,850,396
5.55%, 03/19/35 (Call 03/19/34), (1-day SOFR +1.770%)(c)	13,572	13,062,643
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(a)(c)	$7,969	$8,008,871
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(c)	10,800	8,529,979
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(c)	20,881	16,582,030
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(c)	11,625	10,150,640
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(c)	5,168	4,671,422
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(c)	20,121	16,955,918
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(c)	14,402	9,549,494
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(c)	27,005	21,872,670
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(c)	23,122	19,041,226
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)(c)	30,078	26,080,234
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(c)	29,958	24,893,160
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(c)	14,385	10,451,807
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)(c)	19,504	12,753,652
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(c)	15,900	11,378,331
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(c)	28,746	19,523,553
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)(c)	13,478	12,560,791
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(c)	13,762	12,987,660
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(c)	19,948	18,319,960
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(c)	15,850	13,190,668
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(c)	16,173	12,362,981
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(c)	29,869	22,898,023
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(c)	14,131	13,340,861
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(c)	12,494	9,754,907
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(c)	16,871	16,007,338
4.25%, 10/01/27(a)	6,293	6,071,830
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(c)	15,836	12,850,409
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(c)	200	193,331
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(c)	16,483	15,748,213
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(c)	24,160	22,834,331
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(c)	14,656	13,994,818
Security	Par (000)	Value
Banks (continued)
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	$22,881	$21,284,403
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	22,846	22,373,259
4.85%, 02/01/44	7,202	6,508,086
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(c)	37,961	36,110,883
4.95%, 06/01/45(a)	15,292	13,893,915
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(c)	16,810	16,399,562
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(c)	16,048	15,865,043
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(c)	25,177	24,409,890
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(c)	37,061	36,031,164
5.40%, 01/06/42	10,846	10,492,262
5.50%, 10/15/40	11,669	11,479,939
5.58%, 04/22/30 (Call 04/22/29), (1-day SOFR +1.160%)(c)	19,979	19,973,048
5.60%, 07/15/41	13,295	13,212,769
5.63%, 08/16/43(a)	10,371	10,145,903
5.77%, 04/22/35 (Call 04/22/34), (1-day SOFR +1.490%)(a)(c)	14,023	14,024,979
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(c)	15,022	15,330,384
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(c)	24,941	25,798,841
6.40%, 05/15/38(a)	16,401	17,681,131
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	6,033	5,403,507
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	5,518	4,722,500
5.85%, 11/15/27 (Call 10/16/27)(a)	10,889	10,680,117
KeyCorp
2.55%, 10/01/29	5,006	4,149,632
4.10%, 04/30/28(a)	9,362	8,682,718
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(c)	3,511	3,116,232
6.40%, 03/06/35 (Call 03/06/34), (1-day SOFR + 2.420%)(c)	2,507	2,465,048
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(c)	18,296	16,953,214
4.34%, 01/09/48(a)	10,292	7,758,622
4.38%, 03/22/28	13,156	12,540,748
4.55%, 08/16/28	12,147	11,614,790
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(c)	13,852	13,005,396
5.30%, 12/01/45(a)	5,136	4,556,365
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(c)	17,484	17,058,034
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)(c)	7,364	7,374,934
M&T Bank Corp.
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(c)	2,649	2,382,459
6.08%, 03/13/32 (Call 03/13/31), (1-day SOFR +2.260%)(c)	5,883	5,739,850
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(a)(c)	10,963	11,367,336
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/27/27)	$12,462	$11,772,749
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	12,428	10,156,055
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(c)	13,601	10,953,949
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(c)	5,573	4,517,867
2.56%, 02/25/30	12,337	10,512,972
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(c)	6,137	5,073,491
3.20%, 07/18/29(a)	18,068	16,153,180
3.29%, 07/25/27(a)	9,754	9,143,787
3.74%, 03/07/29	16,126	15,025,309
3.75%, 07/18/39(a)	9,130	7,422,614
3.96%, 03/02/28(a)	10,652	10,127,142
4.05%, 09/11/28(a)	11,238	10,718,730
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(c)	13,394	13,176,050
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(c)	11,350	10,998,200
5.26%, 04/17/30 (Call 04/17/29), (1-year CMT + 0.820%)(c)	6,903	6,799,361
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(c)	11,264	11,172,178
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(c)	6,345	6,241,460
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(c)	11,575	11,546,069
5.43%, 04/17/35 (Call 04/17/34), (1-year CMT + 1.000%)(a)(c)	7,000	6,814,914
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)(c)	9,410	9,284,331
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(c)	5,489	5,434,374
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(a)(c)	9,052	7,225,294
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(c)	10,697	8,718,908
2.56%, 09/13/31	2,604	2,071,597
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(c)	7,308	6,457,369
3.17%, 09/11/27(a)	11,406	10,581,415
4.02%, 03/05/28(a)	13,566	12,881,987
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(c)	10,727	10,146,327
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(c)	8,083	7,944,317
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)(c)	12,053	11,985,773
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(c)	10,808	10,524,048
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(c)	10,498	10,502,491
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(c)	1,362	1,351,187
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)(c)	1,694	1,687,777
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(c)	5,785	5,756,369
Security	Par (000)	Value
Banks (continued)
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(c)	$14,683	$14,729,222
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(c)	18,895	14,727,466
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(c)	23,503	18,389,718
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	31,643	25,120,799
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(c)	24,364	19,589,940
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(c)	24,116	20,600,681
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)(c)	16,749	10,187,740
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	24,089	19,880,579
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(c)	17,673	12,821,898
3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(c)	21,046	19,789,070
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	18,919	16,983,781
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)(c)	21,553	20,237,532
3.97%, 07/22/38 (Call 07/22/37), (1-day SOFR + 2.127%)(c)	11,707	9,619,397
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(c)	188	181,130
4.30%, 01/27/45	21,620	17,937,816
4.38%, 01/22/47	19,076	15,759,525
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(c)	19,317	18,334,707
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(c)	3,733	3,250,523
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(c)	20,165	18,990,810
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(c)	16,478	16,201,450
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(c)	19,149	18,833,241
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(c)	15,825	15,522,288
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(c)	28,974	27,802,118
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(c)	23,265	22,548,422
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(c)	15,293	15,204,486
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(c)	20,118	19,574,054
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(c)	15,696	15,459,577
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(c)	16,460	16,447,222
5.83%, 04/19/35 (Call 04/19/34), (1-day SOFR +1.580%)(c)	9,421	9,418,311
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(c)	15,805	16,125,941
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(c)	27,537	28,559,245
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.38%, 07/24/42	$14,247	$15,231,666
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(c)	14,008	14,432,494
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(c)	18,977	20,009,358
7.25%, 04/01/32	11,939	13,283,799
National Australia Bank Ltd./New York
3.91%, 06/09/27	2,247	2,158,774
4.79%, 01/10/29(a)	7,081	6,932,162
4.90%, 06/13/28	6,444	6,361,583
4.94%, 01/12/28	5,721	5,658,524
National Bank of Canada, 5.60%, 12/18/28	11,781	11,757,357
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(c)	9,374	8,657,371
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)(c)	4,433	4,148,062
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(c)	18,200	17,544,281
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(c)	15,884	15,334,962
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(c)	12,405	12,275,515
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(c)	9,499	9,300,834
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(c)	7,632	7,613,697
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(c)	3,332	3,327,112
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	2,826	2,341,138
6.13%, 11/02/32 (Call 08/02/32)(a)	8,488	8,734,929
PNC Bank NA
2.70%, 10/22/29	7,532	6,430,468
3.10%, 10/25/27 (Call 09/25/27)	10,325	9,526,359
4.05%, 07/26/28	13,841	12,947,637
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(c)	8,208	6,622,306
2.55%, 01/22/30 (Call 10/24/29)	19,578	16,756,393
3.45%, 04/23/29 (Call 01/23/29)	15,659	14,280,379
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(c)	12,198	11,483,617
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(c)	11,644	11,539,443
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)(c)	18,507	18,401,086
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(a)(c)	13,625	13,337,621
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(c)	5,427	5,409,750
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(c)	13,060	13,167,893
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(c)	17,569	18,688,806
Royal Bank of Canada
2.30%, 11/03/31(a)	13,586	10,967,667
3.88%, 05/04/32(a)	9,999	8,961,456
4.24%, 08/03/27(a)	13,012	12,574,897
4.90%, 01/12/28(a)	12,400	12,186,947
4.95%, 02/01/29(a)	11,442	11,224,266
Security	Par (000)	Value
Banks (continued)
5.00%, 02/01/33(a)	$13,157	$12,731,246
5.00%, 05/02/33(a)	4,137	3,998,796
5.15%, 02/01/34(a)	11,796	11,395,503
5.20%, 08/01/28(a)	7,498	7,461,657
6.00%, 11/01/27	14,037	14,304,186
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	1,898	1,814,589
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(a)(c)	11,475	11,409,987
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	11,759	11,844,747
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)(c)	2,990	2,778,351
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)(c)	5,406	5,502,378
State Street Corp.
2.20%, 03/03/31(a)	3,687	2,992,423
2.40%, 01/24/30(a)	4,057	3,487,600
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	21,500	18,494,145
2.13%, 07/08/30	16,150	13,200,277
2.14%, 09/23/30	8,067	6,521,423
2.22%, 09/17/31	8,086	6,426,061
2.75%, 01/15/30	14,831	12,750,509
2.93%, 09/17/41	3,964	2,835,357
3.04%, 07/16/29(a)	20,769	18,408,786
3.35%, 10/18/27(a)	9,389	8,756,733
3.36%, 07/12/27	9,251	8,682,021
3.54%, 01/17/28	9,124	8,551,745
3.94%, 07/19/28(a)	8,600	8,112,840
5.52%, 01/13/28(a)	18,546	18,579,106
5.71%, 01/13/30	14,373	14,460,619
5.72%, 09/14/28(a)	12,285	12,397,411
5.77%, 01/13/33(a)	14,311	14,429,144
5.80%, 07/13/28	8,297	8,381,291
5.81%, 09/14/33(a)	7,226	7,307,798
6.18%, 07/13/43(a)	2,577	2,716,136
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	4,074	3,234,755
3.20%, 03/10/32	9,921	8,458,274
4.11%, 06/08/27(a)	5,646	5,434,322
4.46%, 06/08/32(a)	14,009	12,997,689
4.69%, 09/15/27	14,149	13,816,733
4.99%, 04/05/29	10,664	10,427,888
5.16%, 01/10/28	11,923	11,804,801
5.52%, 07/17/28(a)	11,268	11,299,772
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	14,802	12,008,586
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	9,718	8,462,474
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(c)	12,316	10,498,251
1.95%, 06/05/30 (Call 03/05/30)(a)	11,267	9,107,105
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(c)	10,132	9,674,695
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(c)	15,059	14,596,634
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(c)	9,137	8,500,179
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(c)	15,845	15,511,748
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(c)	$13,723	$13,294,063
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)(c)	11,975	11,719,852
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(c)	3,057	3,058,982
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(c)	14,721	15,414,683
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	15,532	12,166,691
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(c)	4,710	3,775,684
3.00%, 07/30/29 (Call 04/30/29)	11,503	10,071,907
3.90%, 04/26/28 (Call 03/24/28)	10,129	9,588,490
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(c)	18,244	17,638,772
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)(c)	14,654	14,119,177
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)(c)	14,647	13,522,816
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(c)	16,154	15,921,568
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(c)	14,865	14,509,066
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(c)	16,731	16,756,528
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(c)	12,899	12,746,387
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(c)	9,060	8,986,013
UBS AG/London
4.50%, 06/26/48	11,269	9,496,259
5.65%, 09/11/28	13,155	13,215,175
UBS Group AG, 4.88%, 05/15/45	18,970	16,674,713
Wachovia Corp., 5.50%, 08/01/35	4,390	4,240,391
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(c)	20,277	18,422,547
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(c)	20,740	17,538,621
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	23,718	20,562,479
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(c)	31,223	22,211,605
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(c)	33,333	28,110,032
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(c)	19,029	17,909,906
3.90%, 05/01/45(a)	17,593	13,599,783
4.15%, 01/24/29 (Call 10/24/28)	12,402	11,730,807
4.30%, 07/22/27	14,182	13,650,593
4.40%, 06/14/46	18,033	14,277,274
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(c)	16,574	15,523,727
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(c)	28,957	24,104,122
4.65%, 11/04/44	15,920	13,110,838
4.75%, 12/07/46	15,808	13,127,060
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(c)	17,812	17,346,626
Security	Par (000)	Value
Banks (continued)
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)(c)	$34,407	$32,329,237
4.90%, 11/17/45	16,326	13,946,096
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(c)	45,458	40,324,564
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(c)	16,856	16,521,863
5.38%, 11/02/43	16,109	14,805,013
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(c)	31,201	30,043,689
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)(c)	25,482	24,739,946
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(c)	33,997	33,131,124
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(c)	29,012	28,894,481
5.61%, 01/15/44	19,391	18,324,233
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(c)	16,681	17,089,343
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(c)	26,789	27,895,447
Wells Fargo Bank NA
5.85%, 02/01/37	5,700	5,685,707
6.60%, 01/15/38	9,809	10,270,940
Westpac Banking Corp.
1.95%, 11/20/28	14,359	12,427,110
2.15%, 06/03/31	7,893	6,452,040
2.65%, 01/16/30(a)	5,599	4,882,574
2.96%, 11/16/40(a)	5,629	3,805,606
3.13%, 11/18/41(a)	6,278	4,270,875
3.40%, 01/25/28(a)	11,811	11,077,625
4.04%, 08/26/27(a)	7,881	7,618,152
4.42%, 07/24/39	6,105	5,193,492
5.46%, 11/18/27	12,886	12,969,705
5.54%, 11/17/28	13,630	13,774,057
6.82%, 11/17/33(a)	10,740	11,348,636
		6,380,323,479
Beverages — 2.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	39,663	36,870,729
4.90%, 02/01/46 (Call 08/01/45)	79,270	71,338,220
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	6,686	5,798,487
4.90%, 02/01/46 (Call 08/01/45)(a)	15,139	13,439,293
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	15,197	13,841,925
4.00%, 04/13/28 (Call 01/13/28)(a)	20,482	19,719,873
4.35%, 06/01/40 (Call 12/01/39)	10,271	8,866,602
4.38%, 04/15/38 (Call 10/15/37)	9,625	8,527,000
4.44%, 10/06/48 (Call 04/06/48)	16,070	13,477,980
4.50%, 06/01/50 (Call 12/01/49)(a)	4,316	3,711,965
4.60%, 04/15/48 (Call 10/15/47)	11,014	9,501,424
4.75%, 01/23/29 (Call 10/23/28)	29,959	29,456,686
4.75%, 04/15/58 (Call 10/15/57)(a)	8,269	7,124,446
4.90%, 01/23/31 (Call 10/23/30)(a)	3,660	3,611,741
4.95%, 01/15/42	12,925	11,884,893
5.00%, 06/15/34 (Call 03/15/34)	10,306	9,966,039
5.45%, 01/23/39 (Call 07/23/38)	15,143	14,885,502
5.55%, 01/23/49 (Call 07/23/48)	34,604	34,057,229
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.80%, 01/23/59 (Call 07/23/58)(a)	$15,935	$16,126,324
8.20%, 01/15/39	5,968	7,420,697
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	11,290	9,749,291
1.38%, 03/15/31(a)	12,630	9,948,487
1.45%, 06/01/27(a)	5,125	4,608,167
1.50%, 03/05/28(a)	9,060	7,984,279
1.65%, 06/01/30	16,607	13,635,073
2.00%, 03/05/31	8,547	7,024,283
2.13%, 09/06/29(a)	10,874	9,416,154
2.25%, 01/05/32(a)	17,443	14,406,025
2.50%, 06/01/40(a)	6,695	4,597,591
2.50%, 03/15/51(a)	9,678	5,710,774
2.60%, 06/01/50(a)	11,251	6,846,639
2.75%, 06/01/60(a)	9,289	5,589,726
2.88%, 05/05/41	5,285	3,787,140
3.00%, 03/05/51(a)	13,220	8,760,385
3.45%, 03/25/30	12,705	11,674,328
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	10,151	8,133,414
3.15%, 08/01/29 (Call 05/01/29)	9,180	8,195,617
4.90%, 05/01/33 (Call 02/01/33)	7,451	7,046,036
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	7,936	6,610,565
2.13%, 04/29/32 (Call 01/29/32)(a)	6,585	5,233,576
2.38%, 10/24/29 (Call 07/24/29)	7,744	6,700,617
5.30%, 10/24/27 (Call 09/24/27)(a)	4,656	4,665,939
5.50%, 01/24/33 (Call 10/24/32)	5,848	5,892,961
5.63%, 10/05/33 (Call 07/05/33)	6,158	6,263,253
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	7,131	6,315,447
3.80%, 05/01/50 (Call 11/01/49)	3,804	2,770,697
3.95%, 04/15/29 (Call 02/15/29)	10,540	9,880,474
4.05%, 04/15/32 (Call 01/15/32)(a)	9,512	8,633,070
4.50%, 04/15/52 (Call 10/15/51)	10,771	8,767,827
4.60%, 05/25/28 (Call 02/25/28)(a)	5,344	5,183,404
5.05%, 03/15/29 (Call 02/15/29)	4,807	4,735,919
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	15,069	11,802,553
5.00%, 05/01/42	9,696	8,686,325
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	5,779	4,552,559
1.63%, 05/01/30 (Call 02/01/30)	12,017	9,857,251
1.95%, 10/21/31 (Call 07/21/31)	10,501	8,404,455
2.63%, 07/29/29 (Call 04/29/29)(a)	6,544	5,832,751
2.63%, 10/21/41 (Call 04/21/41)	4,557	3,128,318
2.75%, 03/19/30 (Call 12/19/29)	15,003	13,180,718
2.75%, 10/21/51 (Call 04/21/51)(a)	6,754	4,178,241
2.88%, 10/15/49 (Call 04/15/49)	7,129	4,609,089
3.00%, 10/15/27 (Call 07/15/27)(a)	13,598	12,699,441
3.45%, 10/06/46 (Call 04/06/46)(a)	6,319	4,642,770
3.60%, 02/18/28 (Call 01/18/28)(a)	8,995	8,561,096
3.63%, 03/19/50 (Call 09/19/49)	6,104	4,543,669
3.90%, 07/18/32 (Call 04/18/32)(a)	11,222	10,282,027
4.45%, 02/15/33 (Call 11/15/32)(a)	7,830	7,625,381
4.45%, 04/14/46 (Call 10/14/45)	6,369	5,484,721
		696,465,578
Biotechnology — 1.8%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	8,168	7,019,078
2.00%, 01/15/32 (Call 10/15/31)	9,342	7,335,871
Security	Par (000)	Value
Biotechnology (continued)
2.30%, 02/25/31 (Call 11/25/30)	$9,797	$8,062,578
2.45%, 02/21/30 (Call 11/21/29)	10,571	9,001,431
2.77%, 09/01/53 (Call 03/01/53)(a)	10,756	6,240,831
2.80%, 08/15/41 (Call 02/15/41)(a)	8,813	6,030,874
3.00%, 02/22/29 (Call 12/22/28)(a)	9,628	8,707,382
3.00%, 01/15/52 (Call 07/15/51)(a)	12,231	7,674,343
3.15%, 02/21/40 (Call 08/21/39)	16,581	12,092,646
3.20%, 11/02/27 (Call 08/02/27)(a)	5,363	5,002,229
3.35%, 02/22/32 (Call 11/22/31)	7,539	6,538,022
3.38%, 02/21/50 (Call 08/21/49)(a)	19,271	13,160,912
4.05%, 08/18/29 (Call 06/18/29)(a)	7,614	7,162,076
4.20%, 03/01/33 (Call 12/01/32)	2,851	2,581,449
4.20%, 02/22/52 (Call 08/22/51)	8,888	6,852,686
4.40%, 05/01/45 (Call 11/01/44)	18,661	15,292,083
4.40%, 02/22/62 (Call 08/22/61)(a)	10,223	7,779,776
4.56%, 06/15/48 (Call 12/15/47)	12,509	10,333,481
4.66%, 06/15/51 (Call 12/15/50)	28,560	23,737,307
4.88%, 03/01/53 (Call 09/01/52)	8,837	7,565,945
5.15%, 03/02/28 (Call 02/02/28)	31,324	31,032,743
5.25%, 03/02/30 (Call 01/02/30)	23,011	22,798,797
5.25%, 03/02/33 (Call 12/02/32)	34,242	33,458,413
5.60%, 03/02/43 (Call 09/02/42)	23,514	22,673,382
5.65%, 03/02/53 (Call 09/02/52)(a)	34,601	33,223,780
5.75%, 03/02/63 (Call 09/02/62)	23,816	22,748,910
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	12,981	10,694,084
3.15%, 05/01/50 (Call 11/01/49)(a)	14,397	9,017,038
5.20%, 09/15/45 (Call 03/15/45)(a)	9,129	8,176,875
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,614	1,413,184
1.65%, 10/01/30 (Call 07/01/30)	7,771	6,236,493
2.60%, 10/01/40 (Call 04/01/40)	4,893	3,274,047
2.80%, 10/01/50 (Call 04/01/50)(a)	12,787	7,782,435
4.00%, 09/01/36 (Call 03/01/36)	1,987	1,705,939
4.15%, 03/01/47 (Call 09/01/46)	15,366	12,125,747
4.50%, 02/01/45 (Call 08/01/44)	11,815	9,931,838
4.60%, 09/01/35 (Call 03/01/35)(a)	2,451	2,257,854
4.75%, 03/01/46 (Call 09/01/45)	18,695	16,178,782
4.80%, 04/01/44 (Call 10/01/43)	12,187	10,677,075
5.25%, 10/15/33 (Call 07/15/33)	5,212	5,129,499
5.55%, 10/15/53 (Call 04/15/53)(a)	6,852	6,649,618
5.65%, 12/01/41 (Call 06/01/41)	5,788	5,678,092
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	11,954	9,537,442
2.80%, 09/15/50 (Call 03/15/50)	6,377	3,717,649
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)	4,517	3,994,004
2.20%, 09/02/30 (Call 06/02/30)	10,629	8,621,259
3.30%, 09/02/40 (Call 03/02/40)(a)	10,615	7,486,195
3.55%, 09/02/50 (Call 03/02/50)(a)	9,627	6,210,022
		500,602,196
Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	6,883	5,807,627
2.72%, 02/15/30 (Call 11/15/29)(a)	17,383	15,001,491
3.38%, 04/05/40 (Call 10/05/39)	10,532	7,897,881
3.58%, 04/05/50 (Call 10/05/49)	19,147	13,515,109
5.90%, 03/15/34 (Call 12/15/33)	6,940	7,085,247
6.20%, 03/15/54 (Call 09/15/53)	8,986	9,378,734
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	9,414	7,659,973
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
3.20%, 07/15/51 (Call 01/15/51)(a)	$2,455	$1,610,640
Trane Technologies Financing Ltd., 3.80%, 03/21/29 (Call 12/21/28)	7,744	7,228,961
		75,185,663
Chemicals — 1.2%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	11,141	9,322,359
2.70%, 05/15/40 (Call 11/15/39)	7,177	4,963,053
2.80%, 05/15/50 (Call 11/15/49)(a)	5,360	3,349,165
4.60%, 02/08/29 (Call 01/08/29)	8,524	8,324,596
4.85%, 02/08/34 (Call 11/08/33)(a)	10,157	9,681,915
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	16,964	17,065,760
6.33%, 07/15/29 (Call 05/15/29)	8,150	8,269,659
6.35%, 11/15/28 (Call 10/15/28)	9,624	9,780,197
6.38%, 07/15/32 (Call 04/15/32)	6,308	6,384,264
6.55%, 11/15/30 (Call 09/15/30)	7,601	7,786,318
6.70%, 11/15/33 (Call 08/15/33)(a)	9,796	10,115,200
CF Industries Inc.
4.95%, 06/01/43	5,016	4,272,259
5.15%, 03/15/34	4,941	4,659,692
5.38%, 03/15/44(a)	6,902	6,194,682
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	6,307	5,175,400
3.60%, 11/15/50 (Call 05/15/50)	7,281	4,992,217
4.38%, 11/15/42 (Call 05/15/42)	10,777	8,744,185
5.25%, 11/15/41 (Call 05/15/41)	6,526	5,918,104
5.55%, 11/30/48 (Call 05/30/48)	6,965	6,484,580
6.90%, 05/15/53 (Call 11/15/52)(a)	7,254	7,954,549
7.38%, 11/01/29	9,551	10,374,896
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	20,948	20,514,295
5.32%, 11/15/38 (Call 05/15/38)	17,443	16,539,425
5.42%, 11/15/48 (Call 05/15/48)	16,175	15,037,233
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)(a)	5,789	4,702,443
5.63%, 02/20/34 (Call 11/20/33)	7,163	6,963,820
Ecolab Inc., 2.70%, 12/15/51 (Call 06/15/51)	3,967	2,383,570
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	4,748	3,910,719
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	8,347	7,087,503
5.25%, 07/15/43	5,726	5,094,628
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	5,484	3,934,076
3.63%, 04/01/51 (Call 10/01/50)(a)	8,365	5,623,213
4.20%, 10/15/49 (Call 04/15/49)	6,655	4,974,172
4.20%, 05/01/50 (Call 11/01/49)	6,288	4,685,558
5.50%, 03/01/34 (Call 12/01/33)	8,664	8,403,620
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	11,532	9,037,224
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	8,522	8,039,753
4.90%, 03/27/28 (Call 02/27/28)(a)	9,509	9,310,966
5.00%, 04/01/49 (Call 10/01/48)	5,220	4,489,687
5.80%, 03/27/53 (Call 09/27/52)(a)	5,171	4,987,960
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10,858	9,621,233
3.45%, 06/01/27 (Call 03/01/27)	11,643	10,996,824
Security	Par (000)	Value
Chemicals (continued)
4.50%, 06/01/47 (Call 12/01/46)(a)	$9,282	$7,653,284
		333,804,256
Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	8,280	6,576,480
1.70%, 05/15/28 (Call 03/15/28)	5,597	4,930,904
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	10,153	8,132,259
5.10%, 12/15/27 (Call 11/15/27)	3,160	3,112,933
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	3,446	2,938,191
2.90%, 11/15/31 (Call 08/15/31)(a)	7,714	6,328,747
3.20%, 08/15/29 (Call 05/15/29)	7,224	6,374,406
4.15%, 08/15/49 (Call 02/15/49)	2,194	1,617,876
5.40%, 08/15/32 (Call 05/15/32)(a)	7,613	7,352,278
5.95%, 08/15/52 (Call 02/15/52)(a)	2,888	2,756,160
Massachusetts Institute of Technology, 5.60%, 07/01/2111	4,924	4,957,068
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	8,096	6,835,063
2.85%, 10/01/29 (Call 07/01/29)	14,500	12,869,458
3.25%, 06/01/50 (Call 12/01/49)(a)	6,250	4,178,156
4.40%, 06/01/32 (Call 03/01/32)(a)	7,074	6,668,987
5.05%, 06/01/52 (Call 12/01/51)(a)	6,840	6,194,818
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35 (Call 11/15/34)(a)	6,656	6,369,454
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	12,615	10,804,115
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	3,675	3,234,662
4.00%, 03/18/29 (Call 12/18/28)(a)	5,502	5,193,717
S&P Global Inc.
2.70%, 03/01/29 (Call 01/01/29)	12,824	11,424,136
2.90%, 03/01/32 (Call 12/01/31)(a)	17,065	14,428,154
3.70%, 03/01/52 (Call 09/01/51)	3,580	2,632,472
4.25%, 05/01/29 (Call 02/01/29)(a)	7,323	6,994,545
5.25%, 09/15/33 (Call 06/15/33)(b)	9,549	9,465,020
		162,370,059
Computers — 2.4%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)(a)	10,646	8,494,516
1.40%, 08/05/28 (Call 06/05/28)	16,650	14,362,150
1.65%, 05/11/30 (Call 02/11/30)	13,829	11,408,090
1.65%, 02/08/31 (Call 11/08/30)	19,517	15,773,885
1.70%, 08/05/31 (Call 05/05/31)	9,380	7,490,366
2.20%, 09/11/29 (Call 06/11/29)	14,874	12,929,861
2.38%, 02/08/41 (Call 08/08/40)(a)	13,988	9,386,320
2.40%, 08/20/50 (Call 02/20/50)(a)	11,015	6,441,487
2.55%, 08/20/60 (Call 02/20/60)(a)	11,700	6,755,085
2.65%, 05/11/50 (Call 11/11/49)(a)	22,544	13,914,610
2.65%, 02/08/51 (Call 08/08/50)(a)	25,057	15,328,384
2.70%, 08/05/51 (Call 02/05/51)(a)	16,956	10,420,954
2.80%, 02/08/61 (Call 08/08/60)	10,539	6,209,114
2.85%, 08/05/61 (Call 02/05/61)(a)	14,531	8,623,540
2.90%, 09/12/27 (Call 06/12/27)	11,586	10,820,009
2.95%, 09/11/49 (Call 03/11/49)(a)	12,872	8,497,832
3.00%, 06/20/27 (Call 03/20/27)(a)	6,118	5,755,098
3.00%, 11/13/27 (Call 08/13/27)(a)	11,551	10,820,242
3.20%, 05/11/27 (Call 02/11/27)	7,378	6,993,645
3.25%, 08/08/29 (Call 06/08/29)	7,779	7,143,681
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.35%, 08/08/32 (Call 05/08/32)(a)	$14,584	$12,940,647
3.45%, 02/09/45	18,231	13,791,834
3.75%, 09/12/47 (Call 03/12/47)	9,643	7,458,089
3.75%, 11/13/47 (Call 05/13/47)	10,573	8,188,481
3.85%, 05/04/43	24,633	20,158,019
3.85%, 08/04/46 (Call 02/04/46)	18,071	14,362,486
3.95%, 08/08/52 (Call 02/08/52)	13,676	10,745,091
4.00%, 05/10/28 (Call 04/10/28)	11,018	10,641,449
4.10%, 08/08/62 (Call 02/08/62)	13,121	10,323,242
4.25%, 02/09/47 (Call 08/09/46)(a)	8,991	7,688,662
4.30%, 05/10/33 (Call 02/10/33)(a)	6,153	5,927,483
4.38%, 05/13/45	16,136	14,016,707
4.45%, 05/06/44	10,043	8,968,906
4.50%, 02/23/36 (Call 08/23/35)(a)	3,823	3,652,681
4.65%, 02/23/46 (Call 08/23/45)	32,666	29,423,302
4.85%, 05/10/53 (Call 11/10/52)(a)	10,034	9,322,777
Dell International LLC / EMC Corp., 5.40%, 04/15/34 (Call 01/15/34)	9,759	9,459,765
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	3,840	2,724,948
3.45%, 12/15/51 (Call 06/15/51)	3,016	1,985,053
5.25%, 02/01/28 (Call 01/01/28)	13,114	13,055,706
5.30%, 10/01/29 (Call 07/01/29)	15,144	14,971,316
5.75%, 02/01/33 (Call 11/01/32)(a)	10,607	10,664,618
6.20%, 07/15/30 (Call 04/15/30)	9,028	9,297,973
8.10%, 07/15/36 (Call 01/15/36)	10,068	11,757,458
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	6,121	6,293,889
6.35%, 10/15/45 (Call 04/15/45)(a)	10,830	11,010,615
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	9,103	7,499,762
3.00%, 06/17/27 (Call 04/17/27)	3,301	3,066,829
4.00%, 04/15/29 (Call 02/15/29)	9,805	9,162,845
4.75%, 01/15/28 (Call 12/15/27)	8,712	8,499,992
5.50%, 01/15/33 (Call 10/15/32)(a)	10,994	10,814,134
6.00%, 09/15/41(a)	10,286	10,204,818
IBM International Capital Pte Ltd.
4.90%, 02/05/34 (Call 11/05/33)	9,714	9,190,513
5.25%, 02/05/44 (Call 08/05/43)(a)	8,459	7,812,782
5.30%, 02/05/54 (Call 08/05/53)	12,021	10,971,205
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	4,491	4,038,959
1.95%, 05/15/30 (Call 02/15/30)	13,190	10,867,890
2.95%, 05/15/50 (Call 11/15/49)(a)	6,155	3,807,770
3.50%, 05/15/29	25,397	23,351,917
4.00%, 06/20/42	9,526	7,564,946
4.15%, 07/27/27 (Call 06/27/27)	6,534	6,306,692
4.15%, 05/15/39	15,339	12,830,297
4.25%, 05/15/49	23,351	18,507,571
4.40%, 07/27/32 (Call 04/27/32)(a)	8,246	7,693,331
4.50%, 02/06/28 (Call 01/06/28)(a)	10,334	10,060,740
4.75%, 02/06/33 (Call 11/06/32)(a)	4,408	4,195,628
4.90%, 07/27/52 (Call 01/27/52)	6,700	5,865,072
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	6,523	5,259,527
4.38%, 05/15/30 (Call 02/15/30)	5,100	4,710,091
5.75%, 03/15/33 (Call 12/15/32)	1,671	1,660,114
		680,343,491
Cosmetics & Personal Care — 0.6%
Haleon U.S. Capital LLC
3.38%, 03/24/29 (Call 01/24/29)(a)	10,466	9,544,370
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.63%, 03/24/32 (Call 12/24/31)	$20,094	$17,642,454
4.00%, 03/24/52 (Call 09/24/51)(a)	3,424	2,622,392
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	10,209	9,901,146
5.00%, 03/22/30 (Call 01/22/30)	10,779	10,646,187
5.05%, 03/22/28 (Call 02/22/28)(a)	7,761	7,728,453
5.05%, 03/22/53 (Call 09/22/52)(a)	12,556	11,593,160
5.10%, 03/22/43 (Call 09/22/42)(a)	6,576	6,171,950
5.20%, 03/22/63 (Call 09/22/62)	5,028	4,630,198
Procter & Gamble Co. (The)
1.20%, 10/29/30	11,067	8,753,094
1.95%, 04/23/31	5,273	4,353,816
2.30%, 02/01/32(a)	2,437	2,027,453
2.85%, 08/11/27(a)	644	602,371
3.00%, 03/25/30	13,266	11,951,354
4.05%, 01/26/33(a)	9,531	8,899,234
4.55%, 01/29/34	8,875	8,504,633
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	6,646	5,283,795
2.13%, 09/06/29 (Call 06/06/29)(a)	8,642	7,444,634
2.90%, 05/05/27 (Call 02/05/27)	1,513	1,418,553
3.50%, 03/22/28 (Call 12/22/27)(a)	13,204	12,465,886
5.00%, 12/08/33 (Call 09/08/33)(a)	6,688	6,551,742
5.90%, 11/15/32(a)	6,824	7,119,317
		165,856,192
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	32,058	28,587,193
3.30%, 01/30/32 (Call 10/30/31)	27,016	22,556,874
3.40%, 10/29/33 (Call 07/29/33)(a)	7,283	5,925,321
3.65%, 07/21/27 (Call 04/21/27)(a)	7,961	7,462,608
3.85%, 10/29/41 (Call 04/29/41)(a)	15,040	11,347,346
5.10%, 01/19/29 (Call 12/19/28)(a)	9,278	9,048,441
5.75%, 06/06/28 (Call 05/06/28)(a)	11,099	11,091,680
6.15%, 09/30/30 (Call 07/30/30)	8,430	8,553,986
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)(a)	1,600	1,314,538
3.13%, 12/01/30 (Call 09/01/30)	8,521	7,288,675
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	6,672	5,647,482
4.75%, 06/09/27 (Call 05/09/27)(a)	301	289,270
7.10%, 11/15/27 (Call 10/15/27)(a)	8,380	8,641,451
8.00%, 11/01/31	18,884	20,446,083
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)(a)	12,093	11,496,752
4.05%, 12/03/42(a)	10,335	8,519,407
5.85%, 11/05/27 (Call 10/05/27)	16,374	16,612,990
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)(a)	5,818	5,696,163
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	6,176	4,152,104
3.90%, 01/25/28 (Call 10/25/27)(a)	13,539	12,839,474
4.35%, 04/15/30 (Call 01/15/30)	8,232	7,691,768
4.70%, 09/20/47 (Call 03/20/47)	7,697	6,348,109
4.85%, 03/29/29 (Call 12/29/28)(a)	7,915	7,682,210
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	12,592	11,806,121
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	5,926	4,638,507
1.95%, 12/01/31 (Call 09/01/31)(a)	6,464	5,061,295
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.00%, 03/20/28 (Call 01/20/28)(a)	$15,623	$13,779,006
2.30%, 05/13/31 (Call 02/13/31)(a)	5,428	4,432,549
2.90%, 03/03/32 (Call 12/03/31)(a)	8,107	6,774,854
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	5,289	4,449,512
5.30%, 09/15/43 (Call 03/15/43)	6,653	6,498,347
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	8,349	8,555,645
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	17,247	13,059,365
2.10%, 06/15/30 (Call 03/15/30)(a)	11,583	9,603,327
2.65%, 09/15/40 (Call 03/15/40)	13,550	9,238,482
3.00%, 06/15/50 (Call 12/15/49)(a)	11,625	7,396,733
3.00%, 09/15/60 (Call 03/15/60)	13,774	8,084,131
4.00%, 09/15/27 (Call 08/15/27)(a)	16,510	15,800,479
4.25%, 09/21/48 (Call 03/21/48)	9,360	7,586,290
4.35%, 06/15/29 (Call 04/15/29)	11,058	10,558,540
4.60%, 03/15/33 (Call 12/15/32)(a)	16,614	15,554,836
4.95%, 06/15/52 (Call 12/15/51)(a)	11,864	10,663,439
5.20%, 06/15/62 (Call 12/15/61)	8,935	8,165,927
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	7,157	5,692,852
4.15%, 01/23/30(a)	11,889	10,802,772
5.88%, 07/21/28 (Call 06/21/28)	11,282	11,224,550
6.20%, 04/14/34 (Call 01/14/34)(a)	7,340	7,241,199
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	7,461	6,004,168
2.95%, 06/01/29 (Call 03/01/29)	9,244	8,349,350
3.35%, 03/26/30 (Call 12/26/29)	11,225	10,219,196
3.65%, 06/01/49 (Call 12/01/48)	7,572	5,658,180
3.85%, 03/26/50 (Call 09/26/49)	11,465	8,890,963
4.85%, 03/09/33 (Call 12/09/32)(a)	8,073	7,891,928
4.88%, 03/09/28 (Call 02/09/28)(a)	4,841	4,816,444
Nasdaq Inc.
5.35%, 06/28/28 (Call 05/28/28)	12,189	12,129,818
5.55%, 02/15/34 (Call 11/15/33)	12,353	12,086,373
5.95%, 08/15/53 (Call 02/15/53)(a)	7,483	7,342,220
6.10%, 06/28/63 (Call 12/28/62)(a)	6,567	6,580,483
Nomura Holdings Inc.
2.17%, 07/14/28(a)	11,224	9,731,245
2.61%, 07/14/31	11,992	9,689,752
2.68%, 07/16/30	8,252	6,891,089
3.00%, 01/22/32	7,138	5,858,405
3.10%, 01/16/30	16,789	14,547,380
6.07%, 07/12/28	9,089	9,191,209
6.18%, 01/18/33(a)	2,350	2,418,211
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	6,549	4,691,821
4.95%, 07/15/46	6,675	5,841,379
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	5,709	4,500,714
3.95%, 12/01/27 (Call 09/01/27)(a)	11,688	10,814,896
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	9,272	7,177,601
2.00%, 08/15/50 (Call 02/15/50)(a)	16,200	8,755,277
2.05%, 04/15/30 (Call 01/15/30)	15,163	12,751,179
2.70%, 04/15/40 (Call 10/15/39)	9,213	6,524,375
2.75%, 09/15/27 (Call 06/15/27)(a)	5,077	4,706,678
3.65%, 09/15/47 (Call 03/15/47)	7,082	5,382,117
4.15%, 12/14/35 (Call 06/14/35)(a)	8,596	7,808,176
Security	Par (000)	Value
Diversified Financial Services (continued)
4.30%, 12/14/45 (Call 06/14/45)	$28,663	$24,220,674
		697,379,984
Electric — 3.9%
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	13,456	10,802,228
5.45%, 06/01/28 (Call 05/01/28)(a)	9,825	9,671,254
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	2,407	2,118,915
American Electric Power Co. Inc.
5.20%, 01/15/29 (Call 12/15/28)	8,631	8,485,421
5.63%, 03/01/33 (Call 12/01/32)	6,517	6,365,052
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	11,297	10,282,148
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)(a)	13,571	8,107,851
3.70%, 07/15/30 (Call 04/15/30)(a)	5,384	4,903,066
3.80%, 07/15/48 (Call 01/15/48)	6,927	4,978,329
4.25%, 10/15/50 (Call 04/15/50)	7,120	5,448,802
4.45%, 01/15/49 (Call 07/15/48)	7,505	6,013,672
4.50%, 02/01/45 (Call 08/01/44)	6,168	5,194,587
4.60%, 05/01/53 (Call 11/01/52)(a)	8,959	7,249,006
5.15%, 11/15/43 (Call 05/15/43)	5,930	5,492,304
6.13%, 04/01/36	11,785	12,069,765
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	5,170	3,932,150
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	2,235	1,730,545
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	2,136	1,766,798
3.60%, 06/15/61 (Call 12/15/60)(a)	8,020	5,361,987
4.45%, 03/15/44 (Call 09/15/43)	4,910	4,091,589
4.63%, 12/01/54 (Call 06/01/54)	1,895	1,560,183
5.90%, 11/15/53 (Call 05/15/53)(a)	7,062	7,075,102
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	14,893	11,336,808
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	5,851	5,857,601
5.60%, 06/15/42 (Call 12/15/41)(a)	5,083	4,779,442
5.75%, 03/15/54 (Call 09/15/53)	10,349	9,731,560
6.25%, 10/01/39	4,207	4,241,785
6.50%, 10/01/53 (Call 04/01/53)	7,050	7,304,377
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	4,989	4,851,637
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	14,136	11,225,475
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	13,585	12,035,264
DTE Energy Co.
4.88%, 06/01/28 (Call 05/01/28)(a)	6,889	6,701,838
5.10%, 03/01/29 (Call 02/01/29)	11,797	11,508,149
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	8,342	5,489,690
4.95%, 01/15/33 (Call 10/15/32)	8,845	8,514,554
5.30%, 02/15/40(a)	6,224	5,890,905
5.35%, 01/15/53 (Call 07/15/52)	7,023	6,536,694
5.40%, 01/15/54 (Call 07/15/53)	9,100	8,552,441
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	3,254	2,736,879
2.55%, 06/15/31 (Call 03/15/31)	6,931	5,699,995
3.15%, 08/15/27 (Call 05/15/27)(a)	5,551	5,161,601
3.30%, 06/15/41 (Call 12/15/40)	6,090	4,320,395
3.50%, 06/15/51 (Call 12/15/50)	6,076	4,006,551
3.75%, 09/01/46 (Call 03/01/46)	12,401	8,830,936
4.30%, 03/15/28 (Call 02/15/28)	7,574	7,276,037
4.50%, 08/15/32 (Call 05/15/32)	8,398	7,734,321
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 08/15/52 (Call 02/15/52)	$10,786	$9,186,521
6.10%, 09/15/53 (Call 03/15/53)	5,263	5,235,405
Duke Energy Florida LLC, 6.40%, 06/15/38	6,936	7,227,575
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	9,922	7,716,994
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	6,753	5,232,478
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)	5,712	5,389,228
5.45%, 03/01/28 (Call 02/01/28)(a)	9,881	9,794,476
5.95%, 02/01/29 (Call 01/01/29)	7,609	7,690,584
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	7,760	7,162,914
4.45%, 04/15/46 (Call 10/15/45)	6,291	5,089,166
4.70%, 04/15/50 (Call 10/15/49)	5,775	4,795,889
5.15%, 03/15/28 (Call 02/15/28)	5,790	5,717,514
5.30%, 03/15/33 (Call 12/15/32)	3,927	3,814,391
5.60%, 03/15/53 (Call 09/15/52)(a)	8,551	8,102,644
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)(a)	1,787	1,145,643
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	12,658	10,345,745
2.88%, 12/04/51 (Call 06/04/51)(a)	8,873	5,459,793
3.15%, 10/01/49 (Call 04/01/49)(a)	7,720	5,142,595
3.95%, 03/01/48 (Call 09/01/47)	9,362	7,242,838
4.40%, 05/15/28 (Call 03/15/28)	6,855	6,654,179
4.80%, 05/15/33 (Call 02/15/33)(a)	6,701	6,375,201
5.05%, 04/01/28 (Call 03/01/28)(a)	12,977	12,904,773
5.10%, 04/01/33 (Call 01/01/33)	6,865	6,690,944
5.30%, 04/01/53 (Call 10/01/52)(a)	4,743	4,484,876
Georgia Power Co.
4.30%, 03/15/42	10,761	8,882,496
4.65%, 05/16/28 (Call 03/16/28)(a)	6,106	5,936,504
4.95%, 05/17/33 (Call 11/17/32)(a)	7,524	7,172,333
5.13%, 05/15/52 (Call 11/15/51)(a)	7,965	7,235,712
5.25%, 03/15/34 (Call 09/15/33)	6,920	6,728,804
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	7,082	4,610,755
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	8,836	8,203,828
4.25%, 07/15/49 (Call 01/15/49)(a)	9,622	7,714,640
5.85%, 09/15/54 (Call 03/15/54)	9,496	9,549,733
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	5,032	4,840,293
5.81%, 06/12/33 (Call 03/12/33)(a)	5,675	5,621,529
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	17,222	14,960,038
2.25%, 06/01/30 (Call 03/01/30)	16,062	13,337,220
2.44%, 01/15/32 (Call 10/15/31)	9,260	7,436,399
2.75%, 11/01/29 (Call 08/01/29)(a)	4,484	3,911,275
3.55%, 05/01/27 (Call 02/01/27)	4,811	4,545,347
4.63%, 07/15/27 (Call 06/15/27)	9,811	9,546,009
4.90%, 02/28/28 (Call 01/28/28)	13,228	12,945,028
4.90%, 03/15/29 (Call 02/15/29)	6,404	6,235,718
5.00%, 07/15/32 (Call 04/15/32)(a)	7,020	6,748,791
5.05%, 02/28/33 (Call 11/28/32)(a)	8,996	8,625,267
5.25%, 03/15/34 (Call 12/15/33)	7,857	7,557,208
5.25%, 02/28/53 (Call 08/28/52)	9,948	8,974,613
5.55%, 03/15/54 (Call 09/15/53)	8,039	7,511,581
Northern States Power Co./MN, 5.10%, 05/15/53 (Call 11/15/52)(a)	3,079	2,788,310
Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52 (Call 03/15/52)(a)	$4,432	$3,941,895
5.65%, 11/15/33 (Call 08/15/33)	4,165	4,184,275
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	9,149	8,135,904
2.50%, 02/01/31 (Call 11/01/30)	15,941	12,909,314
3.00%, 06/15/28 (Call 04/15/28)	7,949	7,151,035
3.25%, 06/01/31 (Call 03/01/31)(a)	6,911	5,847,612
3.30%, 12/01/27 (Call 09/01/27)(a)	9,254	8,496,695
3.30%, 08/01/40 (Call 02/01/40)(a)	10,394	7,246,196
3.50%, 08/01/50 (Call 02/01/50)(a)	18,080	11,608,824
3.75%, 07/01/28	8,300	7,655,113
3.95%, 12/01/47 (Call 06/01/47)	7,445	5,224,063
4.50%, 07/01/40 (Call 01/01/40)	15,393	12,495,061
4.55%, 07/01/30 (Call 01/01/30)(a)	23,414	21,681,109
4.95%, 07/01/50 (Call 01/01/50)(a)	25,124	20,423,214
5.55%, 05/15/29 (Call 04/15/29)(a)	6,593	6,519,087
5.80%, 05/15/34 (Call 02/15/34)(a)	7,486	7,305,453
6.10%, 01/15/29 (Call 12/15/28)	7,507	7,566,966
6.15%, 01/15/33 (Call 10/15/32)	5,729	5,734,822
6.40%, 06/15/33 (Call 03/15/33)	7,560	7,693,075
6.70%, 04/01/53 (Call 10/01/52)	7,376	7,582,737
6.75%, 01/15/53 (Call 07/15/52)(a)	11,755	12,120,263
6.95%, 03/15/34 (Call 12/15/33)(a)	6,471	6,834,824
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	9,450	5,313,017
5.35%, 12/01/53 (Call 06/01/53)	10,079	8,813,603
5.45%, 02/15/34 (Call 11/15/33)	5,682	5,454,515
5.50%, 05/15/54 (Call 11/15/53)(a)	10,444	9,299,707
5.80%, 01/15/55 (Call 07/15/54)(a)	8,912	8,226,554
PPL Electric Utilities Corp., 5.25%, 05/15/53 (Call 11/15/52)	2,205	2,059,087
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	4,065	3,199,585
5.25%, 04/01/53 (Call 10/01/52)(a)	3,319	2,971,842
5.75%, 05/15/54 (Call 11/15/53)	3,437	3,332,153
Public Service Enterprise Group Inc.
2.45%, 11/15/31 (Call 08/15/31)	2,046	1,645,779
5.20%, 04/01/29 (Call 03/01/29)	4,812	4,725,932
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)(a)	6,270	5,800,959
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	5,911	4,718,228
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	5,576	3,488,391
Sempra
3.25%, 06/15/27 (Call 03/15/27)	4,567	4,258,584
3.40%, 02/01/28 (Call 11/01/27)	9,122	8,454,888
3.80%, 02/01/38 (Call 08/01/37)	13,685	10,851,277
4.00%, 02/01/48 (Call 08/01/47)	6,425	4,733,578
6.00%, 10/15/39	6,415	6,273,554
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	11,153	7,751,802
4.00%, 04/01/47 (Call 10/01/46)	16,132	12,085,486
4.65%, 10/01/43 (Call 04/01/43)	8,062	6,773,278
5.20%, 06/01/34 (Call 03/01/34)	6,002	5,721,849
5.30%, 03/01/28 (Call 02/01/28)	6,444	6,402,347
5.85%, 11/01/27 (Call 10/01/27)	3,821	3,861,947
5.95%, 11/01/32 (Call 08/01/32)(a)	2,895	2,940,633
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	7,014	4,268,622
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10,277	7,862,607
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)(a)	$18,034	$14,744,678
4.85%, 06/15/28 (Call 04/15/28)(a)	4,388	4,280,092
5.20%, 06/15/33 (Call 12/15/32)	6,874	6,621,221
5.50%, 03/15/29 (Call 01/15/29)	6,084	6,060,687
5.70%, 03/15/34 (Call 09/15/33)	6,333	6,307,167
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,482	4,056,621
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(c)	15,562	14,834,165
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	7,368	4,029,404
2.95%, 11/15/51 (Call 05/15/51)	7,871	4,792,747
5.00%, 04/01/33 (Call 01/01/33)	4,529	4,315,665
5.45%, 04/01/53 (Call 10/01/52)	6,942	6,505,776
Xcel Energy Inc.
5.45%, 08/15/33 (Call 02/15/33)	2,899	2,800,570
5.50%, 03/15/34 (Call 09/15/33)	6,985	6,736,584
		1,098,980,204
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)(a)	10,253	8,958,774
2.20%, 12/21/31 (Call 09/21/31)(a)	7,701	6,287,080
2.80%, 12/21/51 (Call 06/21/51)(a)	3,721	2,286,117
		17,531,971
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	5,968	4,814,621
2.80%, 02/15/30 (Call 11/15/29)	10,204	8,918,361
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	13,037	10,322,585
1.95%, 06/01/30 (Call 03/01/30)	8,566	7,128,764
2.70%, 08/15/29 (Call 05/15/29)(a)	3,622	3,213,030
2.80%, 06/01/50 (Call 12/01/49)	1,921	1,237,238
4.25%, 01/15/29 (Call 12/15/28)	4,515	4,359,252
4.50%, 01/15/34 (Call 10/15/33)	9,262	8,706,442
5.00%, 02/15/33 (Call 11/15/32)(a)	9,748	9,561,362
5.00%, 03/01/35 (Call 12/01/34)	8,599	8,337,648
5.25%, 03/01/54 (Call 09/01/53)	16,699	15,842,884
		82,442,187
Entertainment — 0.5%
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)(a)	7,436	6,780,054
4.28%, 03/15/32 (Call 12/15/31)	35,050	30,161,443
5.05%, 03/15/42 (Call 09/15/41)(a)	38,198	30,547,525
5.14%, 03/15/52 (Call 09/15/51)(a)	57,074	43,667,106
5.39%, 03/15/62 (Call 09/15/61)	23,774	18,204,391
		129,360,519
Environmental Control — 0.3%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	5,862	4,511,430
3.95%, 05/15/28 (Call 02/15/28)	8,628	8,207,330
4.88%, 04/01/29 (Call 03/01/29)	3,687	3,613,504
5.00%, 04/01/34 (Call 01/01/34)	6,101	5,874,205
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	1,750	1,092,159
4.20%, 01/15/33 (Call 10/15/32)(a)	5,776	5,257,287
5.00%, 03/01/34 (Call 12/01/33)	9,723	9,298,476
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	8,609	6,758,873
3.15%, 11/15/27 (Call 08/15/27)(a)	7,564	7,073,682
Security	Par (000)	Value
Environmental Control (continued)
4.15%, 04/15/32 (Call 01/15/32)(a)	$5,594	$5,196,717
4.63%, 02/15/30 (Call 12/15/29)(a)	7,258	7,027,641
4.88%, 02/15/29 (Call 01/15/29)(a)	6,949	6,865,317
4.88%, 02/15/34 (Call 11/15/33)(a)	11,216	10,778,509
		81,555,130
Food — 1.3%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	3,818	3,635,282
5.40%, 03/21/34 (Call 12/21/33)(a)	8,126	7,919,590
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	8,633	7,475,096
4.85%, 11/01/28 (Call 08/01/28)	9,618	9,313,905
5.30%, 11/01/38 (Call 05/01/38)	10,062	9,211,244
5.40%, 11/01/48 (Call 05/01/48)(a)	13,254	11,863,121
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	8,078	7,019,381
4.20%, 04/17/28 (Call 01/17/28)	10,002	9,569,075
4.95%, 03/29/33 (Call 12/29/32)(a)	6,686	6,385,212
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	3,637	3,174,429
1.80%, 06/11/30 (Call 03/11/30)	8,168	6,682,920
J.M. Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)(a)	4,504	4,593,300
6.50%, 11/15/53 (Call 05/15/53)(a)	10,224	10,729,320
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 05/15/32 (Call 02/15/32)	9,374	7,421,550
3.63%, 01/15/32 (Call 01/15/27)(a)	9,028	7,521,378
4.38%, 02/02/52 (Call 08/02/51)	5,643	3,917,402
5.13%, 02/01/28 (Call 01/01/28)	9,188	8,917,597
5.50%, 01/15/30 (Call 01/15/25)(a)	12,964	12,500,181
5.75%, 04/01/33 (Call 01/01/33)	18,269	17,428,019
6.50%, 12/01/52 (Call 06/01/52)(a)	13,710	12,965,684
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(b)	14,349	14,623,927
7.25%, 11/15/53 (Call 05/15/53)(b)	6,210	6,378,008
Kraft Heinz Foods Co.
3.88%, 05/15/27 (Call 02/15/27)(a)	3,091	2,962,883
4.38%, 06/01/46 (Call 12/01/45)	24,284	19,456,601
4.88%, 10/01/49 (Call 04/01/49)	12,906	11,073,560
5.00%, 06/04/42(a)	12,582	11,223,079
5.20%, 07/15/45 (Call 01/15/45)	17,158	15,492,475
5.50%, 06/01/50 (Call 12/01/49)(a)	6,369	5,953,714
6.88%, 01/26/39	7,254	7,894,048
Kroger Co. (The)
3.95%, 01/15/50 (Call 07/15/49)	5,430	4,073,439
4.45%, 02/01/47 (Call 08/01/46)(a)	7,619	6,172,019
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	1,929	1,808,787
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)(a)	8,035	4,743,705
2.75%, 04/13/30 (Call 01/13/30)(a)	7,966	6,902,387
3.00%, 03/17/32 (Call 12/17/31)(a)	4,159	3,500,008
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	7,119	4,509,881
3.25%, 07/15/27 (Call 04/15/27)	3,622	3,387,704
5.95%, 04/01/30 (Call 01/01/30)	8,315	8,495,042
6.60%, 04/01/50 (Call 10/01/49)	7,879	8,545,232
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	5,111	4,822,448
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.35%, 03/01/29 (Call 12/01/28)(a)	$9,291	$8,801,023
4.55%, 06/02/47 (Call 12/02/46)(a)	6,436	5,068,041
5.10%, 09/28/48 (Call 03/28/48)	12,600	10,784,731
5.70%, 03/15/34 (Call 12/15/33)	7,840	7,688,883
		352,605,311
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	7,940	6,463,299
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	6,517	6,464,611
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	7,479	5,841,644
2.95%, 09/01/29 (Call 06/01/29)(a)	4,796	4,234,778
3.49%, 05/15/27 (Call 02/15/27)	2,519	2,370,661
3.60%, 05/01/30 (Call 02/01/30)(a)	9,501	8,549,128
3.95%, 03/30/48 (Call 09/30/47)	6,788	4,962,779
4.38%, 05/15/47 (Call 11/15/46)(a)	8,787	6,928,888
4.80%, 02/15/44 (Call 08/15/43)	6,827	5,797,879
5.25%, 03/30/28 (Call 02/29/28)	11,386	11,262,725
		62,876,392
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(b)	14,132	14,108,350
6.30%, 02/15/30 (Call 12/15/29)(b)	10,295	10,278,940
6.40%, 04/15/33 (Call 01/15/33)(a)(b)	14,841	14,940,171
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	7,963	6,596,858
2.75%, 11/15/50 (Call 05/15/50)	2,886	1,609,425
		47,533,744
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	19,071	18,091,653
4.90%, 11/30/46 (Call 05/30/46)(a)	24,862	22,801,176
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)	10,444	9,044,018
2.54%, 02/01/32 (Call 11/01/31)(a)	18,136	14,551,499
3.13%, 12/01/51 (Call 06/01/51)(a)	6,388	3,922,194
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	11,636	10,004,660
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	7,484	4,423,832
2.80%, 12/10/51 (Call 06/10/51)	7,510	4,602,923
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	7,389	6,461,118
3.25%, 11/15/39 (Call 05/15/39)	6,405	4,912,808
3.40%, 11/15/49 (Call 05/15/49)	6,254	4,383,369
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	17,276	17,347,758
5.86%, 03/15/30 (Call 01/15/30)	12,358	12,528,097
5.91%, 11/22/32 (Call 08/22/32)(a)	17,791	18,125,245
6.38%, 11/22/52 (Call 05/22/52)	5,945	6,324,917
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)(a)	10,414	10,053,845
4.50%, 03/30/33 (Call 12/30/32)(a)	7,726	7,279,242
Medtronic Inc.
4.38%, 03/15/35(a)	19,805	18,209,301
4.63%, 03/15/45	9,958	8,825,400
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	14,670	14,382,395
5.45%, 03/13/31 (Call 01/13/31)(b)	10,701	10,372,124
Security	Par (000)	Value
Health Care - Products (continued)
5.60%, 03/23/34 (Call 12/23/33)(b)	$15,736	$15,180,423
5.90%, 04/30/54 (Call 10/30/53)(a)(b)	11,092	10,357,463
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	8,078	6,662,215
4.63%, 03/15/46 (Call 09/15/45)	11,663	10,035,582
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	15,096	12,038,408
2.60%, 10/01/29 (Call 07/01/29)(a)	7,748	6,795,201
2.80%, 10/15/41 (Call 04/15/41)(a)	9,189	6,350,520
4.10%, 08/15/47 (Call 02/15/47)	3,655	2,924,632
4.98%, 08/10/30 (Call 06/10/30)(a)	6,366	6,257,112
5.00%, 01/31/29 (Call 12/31/28)(a)	8,933	8,844,433
5.09%, 08/10/33 (Call 05/10/33)	13,489	13,181,866
		325,275,429
Health Care - Services — 3.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	7,424	5,322,978
6.63%, 06/15/36	8,982	9,465,036
Ascension Health
3.95%, 11/15/46	2,870	2,294,417
Series B, 2.53%, 11/15/29 (Call 08/15/29)	9,818	8,555,134
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	20,872	18,224,216
2.50%, 03/01/31 (Call 12/01/30)	19,580	15,735,945
2.63%, 08/01/31 (Call 05/01/31)	8,235	6,598,212
3.00%, 10/15/30 (Call 07/15/30)	21,068	17,643,544
3.38%, 02/15/30 (Call 02/15/25)(a)	16,291	14,148,652
4.25%, 12/15/27 (Call 05/16/24)(a)	22,320	21,044,189
4.63%, 12/15/29 (Call 12/15/24)(a)	28,033	26,093,015
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	5,985	5,388,377
4.19%, 10/01/49 (Call 04/01/49)(a)	1,761	1,372,759
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	9,073	7,565,471
2.55%, 03/15/31 (Call 12/15/30)	8,700	7,229,984
2.88%, 09/15/29 (Call 06/15/29)	6,820	6,005,534
3.13%, 05/15/50 (Call 11/15/49)(a)	9,128	5,926,838
3.60%, 03/15/51 (Call 09/15/50)	10,825	7,608,924
3.65%, 12/01/27 (Call 09/01/27)	14,823	13,977,850
3.70%, 09/15/49 (Call 03/15/49)	7,508	5,405,462
4.10%, 03/01/28 (Call 12/01/27)(a)	8,906	8,523,281
4.38%, 12/01/47 (Call 06/01/47)	9,761	7,883,390
4.55%, 03/01/48 (Call 09/01/47)	7,778	6,465,861
4.63%, 05/15/42	7,445	6,423,556
4.65%, 01/15/43	8,479	7,297,930
4.65%, 08/15/44 (Call 02/15/44)	7,217	6,151,325
4.75%, 02/15/33 (Call 11/15/32)(a)	6,573	6,206,570
5.13%, 02/15/53 (Call 08/15/52)(a)	9,509	8,568,791
6.10%, 10/15/52 (Call 04/15/52)	6,490	6,629,994
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,146	3,318,123
3.50%, 09/01/30 (Call 03/01/30)	19,313	17,010,890
3.50%, 07/15/51 (Call 01/15/51)	12,778	8,300,148
3.63%, 03/15/32 (Call 12/15/31)	14,658	12,604,300
4.13%, 06/15/29 (Call 03/15/29)	17,535	16,272,280
4.63%, 03/15/52 (Call 09/15/51)	16,497	12,939,686
5.13%, 06/15/39 (Call 12/15/38)	8,903	8,006,714
5.20%, 06/01/28 (Call 05/01/28)(a)	6,220	6,106,651
5.25%, 06/15/49 (Call 12/15/48)	16,860	14,582,305
5.45%, 04/01/31 (Call 02/01/31)(a)	8,507	8,330,156
5.50%, 06/01/33 (Call 03/01/33)(a)	11,943	11,609,166
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 06/15/47 (Call 12/15/46)	$12,581	$11,310,737
5.60%, 04/01/34 (Call 01/01/34)	13,950	13,603,864
5.63%, 09/01/28 (Call 03/01/28)(a)	8,858	8,820,353
5.88%, 02/01/29 (Call 08/01/28)	7,057	7,087,204
5.90%, 06/01/53 (Call 12/01/52)(a)	8,348	7,865,870
6.00%, 04/01/54 (Call 10/01/53)(a)	12,482	11,920,170
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	6,325	4,910,912
3.70%, 03/23/29 (Call 02/23/29)(a)	7,757	7,145,995
4.95%, 10/01/44 (Call 04/01/44)	5,098	4,365,026
5.38%, 04/15/31 (Call 02/15/31)	8,392	8,186,113
5.50%, 03/15/53 (Call 09/15/52)	5,772	5,256,874
5.75%, 04/15/54 (Call 10/15/53)	9,169	8,622,562
5.88%, 03/01/33 (Call 12/01/32)	7,440	7,428,379
5.95%, 03/15/34 (Call 12/15/33)(a)	6,691	6,699,353
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	4,125	4,115,398
6.25%, 02/01/29 (Call 01/01/29)	11,249	11,423,667
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	4,814	3,893,185
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	1,733	1,203,224
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	12,837	8,996,093
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	2,849	1,843,436
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	10,088	8,603,096
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	1,962	1,114,935
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	5,589	4,830,826
6.40%, 11/30/33 (Call 08/30/33)(a)	6,131	6,429,918
UnitedHealth Group Inc.
2.00%, 05/15/30	10,693	8,878,016
2.30%, 05/15/31 (Call 02/15/31)	9,960	8,185,796
2.75%, 05/15/40 (Call 11/15/39)	8,171	5,720,588
2.88%, 08/15/29	8,069	7,204,974
2.90%, 05/15/50 (Call 11/15/49)(a)	11,153	7,046,659
2.95%, 10/15/27	7,810	7,247,441
3.05%, 05/15/41 (Call 11/15/40)	11,675	8,422,844
3.13%, 05/15/60 (Call 11/15/59)(a)	6,891	4,218,451
3.25%, 05/15/51 (Call 11/15/50)	17,540	11,776,935
3.50%, 08/15/39 (Call 02/15/39)	11,471	9,009,888
3.70%, 08/15/49 (Call 02/15/49)	10,558	7,734,462
3.75%, 10/15/47 (Call 04/15/47)	8,705	6,517,107
3.85%, 06/15/28(a)	10,720	10,175,605
3.88%, 12/15/28	6,851	6,477,027
3.88%, 08/15/59 (Call 02/15/59)	9,995	7,238,977
4.00%, 05/15/29 (Call 03/15/29)	7,668	7,257,260
4.20%, 05/15/32 (Call 02/15/32)	11,905	10,979,042
4.20%, 01/15/47 (Call 07/15/46)	7,792	6,296,443
4.25%, 01/15/29 (Call 12/15/28)	11,044	10,598,136
4.25%, 03/15/43 (Call 09/15/42)(a)	7,562	6,378,148
4.25%, 06/15/48 (Call 12/15/47)	13,028	10,585,326
4.45%, 12/15/48 (Call 06/15/48)	10,601	8,888,034
4.50%, 04/15/33 (Call 01/15/33)(a)	12,524	11,739,443
4.63%, 07/15/35	8,243	7,710,327
4.75%, 07/15/45	16,436	14,595,748
4.75%, 05/15/52 (Call 11/15/51)	17,841	15,497,501
Security	Par (000)	Value
Health Care - Services (continued)
4.90%, 04/15/31 (Call 02/15/31)	$10,326	$10,042,057
4.95%, 05/15/62 (Call 11/15/61)	8,091	7,054,790
5.00%, 04/15/34 (Call 01/15/34)(a)	10,160	9,837,041
5.05%, 04/15/53 (Call 10/15/52)	15,811	14,359,753
5.20%, 04/15/63 (Call 10/15/62)	14,492	13,206,958
5.25%, 02/15/28 (Call 01/15/28)(a)	5,697	5,712,838
5.30%, 02/15/30 (Call 12/15/29)	10,820	10,816,196
5.35%, 02/15/33 (Call 11/15/32)(a)	16,092	16,011,234
5.38%, 04/15/54 (Call 10/15/53)	15,593	14,807,052
5.50%, 04/15/64 (Call 10/15/63)	8,453	8,022,769
5.80%, 03/15/36	6,676	6,865,702
5.88%, 02/15/53 (Call 08/15/52)(a)	14,857	15,103,296
6.05%, 02/15/63 (Call 08/15/62)(a)	11,039	11,366,347
6.88%, 02/15/38	9,672	10,854,970
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	7,764	6,428,449
		941,384,474
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	8,437	7,415,757
5.88%, 03/01/29 (Call 02/01/29)	4,697	4,605,950
Blue Owl Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	2,053	1,797,144
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	4,464	3,833,845
		17,652,696
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	7,037	6,289,180
Insurance — 1.9%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)	4,742	4,625,139
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	9,715	7,881,764
4.75%, 04/01/48 (Call 10/01/47)(a)	8,314	7,202,048
4.80%, 07/10/45 (Call 01/10/45)	5,250	4,605,583
5.13%, 03/27/33 (Call 12/27/32)(a)	7,963	7,631,427
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	9,319	8,025,256
3.75%, 05/02/29 (Call 02/02/29)	9,052	8,381,419
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52 (Call 08/28/51)	2,267	1,637,370
5.35%, 02/28/33 (Call 11/28/32)(a)	4,385	4,265,860
Aon North America Inc.
5.15%, 03/01/29 (Call 02/01/29)	10,009	9,875,506
5.45%, 03/01/34 (Call 12/01/33)	10,666	10,423,772
5.75%, 03/01/54 (Call 09/01/53)	21,293	20,561,379
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	8,345	5,770,871
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	8,412	5,608,926
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)(a)	9,590	9,120,557
6.25%, 04/01/54 (Call 10/01/53)	10,101	9,816,535
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	4,006	3,216,025
2.50%, 01/15/51 (Call 07/15/50)(a)	6,953	4,115,345
2.85%, 10/15/50 (Call 04/15/50)(a)	15,631	9,824,529
2.88%, 03/15/32 (Call 12/15/31)(a)	7,344	6,263,537
3.85%, 03/15/52 (Call 09/15/51)	21,565	16,336,583
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.20%, 08/15/48 (Call 02/15/48)	$20,138	$16,737,542
4.25%, 01/15/49 (Call 07/15/48)	17,438	14,675,146
5.75%, 01/15/40	7,575	7,900,830
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	8,798	7,954,311
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	2,754	2,585,799
4.70%, 06/22/47 (Call 12/22/46)(a)	1,942	1,477,280
Chubb Corp. (The), 6.00%, 05/11/37	8,504	8,815,411
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)(a)	7,209	5,725,699
3.05%, 12/15/61 (Call 06/15/61)(a)	6,627	4,080,518
4.35%, 11/03/45 (Call 05/03/45)	8,176	6,837,973
5.00%, 03/15/34 (Call 12/15/33)	10,131	9,818,456
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(a)	12,866	11,809,541
3.90%, 04/05/32 (Call 01/05/32)	14,039	12,241,042
4.40%, 04/05/52 (Call 10/05/51)	7,457	5,723,773
5.75%, 01/15/34 (Call 10/15/33)	8,226	8,076,576
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	17,898	17,066,937
5.00%, 04/20/48 (Call 10/20/47)	7,911	6,834,557
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	6,985	4,224,168
3.50%, 10/15/50 (Call 04/15/50)	6,615	4,322,645
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32 (Call 05/16/32)	4,579	4,449,080
6.35%, 03/22/54 (Call 09/22/53)(b)	12,108	11,981,474
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	4,276	3,032,197
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	12,772	11,393,733
5.38%, 03/04/46	4,165	3,868,939
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,975	2,475,141
4.38%, 03/15/29 (Call 12/15/28)(a)	13,470	13,038,179
4.90%, 03/15/49 (Call 09/15/48)	8,509	7,462,216
5.70%, 09/15/53 (Call 03/15/53)	7,500	7,396,354
MetLife Inc.
4.05%, 03/01/45	4,759	3,739,606
4.13%, 08/13/42	6,462	5,219,250
4.55%, 03/23/30 (Call 12/23/29)(a)	6,075	5,867,298
4.60%, 05/13/46 (Call 11/13/45)(a)	6,799	5,789,198
4.88%, 11/13/43	8,594	7,621,048
5.00%, 07/15/52 (Call 01/15/52)	8,133	7,246,805
5.25%, 01/15/54 (Call 07/15/53)(a)	8,610	7,963,070
5.38%, 07/15/33 (Call 04/15/33)(a)	6,931	6,889,828
5.70%, 06/15/35	9,421	9,491,418
5.88%, 02/06/41	6,797	6,795,406
6.38%, 06/15/34(a)	6,529	6,929,433
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	4,201	3,367,396
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	14,682	10,487,005
3.91%, 12/07/47 (Call 06/07/47)	6,830	5,105,898
3.94%, 12/07/49 (Call 06/07/49)	7,453	5,539,515
4.35%, 02/25/50 (Call 08/25/49)	7,077	5,649,519
4.60%, 05/15/44	5,395	4,591,643
5.70%, 12/14/36(a)	8,223	8,308,763
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	6,130	3,969,916
5.35%, 11/01/40	5,010	4,864,600
Security	Par (000)	Value
Insurance (continued)
5.45%, 05/25/53 (Call 11/25/52)(a)	$5,448	$5,328,119
6.25%, 06/15/37	8,892	9,396,283
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	2,134	2,073,618
5.35%, 05/15/33 (Call 02/15/33)	4,710	4,524,908
5.90%, 03/05/54 (Call 09/05/53)	7,458	7,141,053
		541,095,544
Internet — 2.2%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	4,611	4,052,648
1.10%, 08/15/30 (Call 05/15/30)(a)	20,137	16,065,947
1.90%, 08/15/40 (Call 02/15/40)(a)	7,187	4,573,927
2.05%, 08/15/50 (Call 02/15/50)	21,734	12,110,726
2.25%, 08/15/60 (Call 02/15/60)(a)	12,492	6,734,345
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	8,140	7,246,258
1.50%, 06/03/30 (Call 03/03/30)	13,493	11,015,646
1.65%, 05/12/28 (Call 03/12/28)	19,580	17,193,664
2.10%, 05/12/31 (Call 02/12/31)	27,606	22,725,129
2.50%, 06/03/50 (Call 12/03/49)(a)	24,336	14,415,313
2.70%, 06/03/60 (Call 12/03/59)	14,057	8,060,627
2.88%, 05/12/41 (Call 11/12/40)	20,362	14,662,811
3.10%, 05/12/51 (Call 11/12/50)	29,388	19,667,061
3.15%, 08/22/27 (Call 05/22/27)(a)	22,731	21,388,778
3.25%, 05/12/61 (Call 11/12/60)(a)	15,119	9,840,809
3.45%, 04/13/29 (Call 02/13/29)(a)	12,773	11,928,707
3.60%, 04/13/32 (Call 01/13/32)(a)	19,186	17,279,980
3.88%, 08/22/37 (Call 02/22/37)	23,989	20,646,092
3.95%, 04/13/52 (Call 10/13/51)(a)	23,034	18,150,919
4.05%, 08/22/47 (Call 02/22/47)	30,235	24,612,433
4.10%, 04/13/62 (Call 10/13/61)(a)	10,809	8,447,432
4.25%, 08/22/57 (Call 02/22/57)	17,232	13,952,114
4.55%, 12/01/27 (Call 11/01/27)	15,361	15,118,075
4.65%, 12/01/29 (Call 10/01/29)	12,675	12,467,439
4.70%, 12/01/32 (Call 09/01/32)	18,389	17,860,864
4.80%, 12/05/34 (Call 06/05/34)(a)	7,974	7,752,867
4.95%, 12/05/44 (Call 06/05/44)(a)	14,062	13,307,125
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	12,076	11,626,441
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,250	3,551,765
2.70%, 03/11/30 (Call 12/11/29)(a)	10,752	9,297,726
3.60%, 06/05/27 (Call 03/05/27)	804	762,125
3.65%, 05/10/51 (Call 11/10/50)	8,208	5,737,883
4.00%, 07/15/42 (Call 01/15/42)(a)	2,516	1,962,028
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	8,549	7,531,015
3.80%, 02/15/28 (Call 11/15/27)(a)	3,136	2,940,673
4.63%, 08/01/27 (Call 05/01/27)	1,047	1,015,506
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	20,117	19,118,672
3.85%, 08/15/32 (Call 05/15/32)	31,269	28,415,191
4.45%, 08/15/52 (Call 02/15/52)	26,465	22,003,329
4.60%, 05/15/28 (Call 04/15/28)	15,097	14,822,792
4.65%, 08/15/62 (Call 02/15/62)	12,431	10,323,464
4.80%, 05/15/30 (Call 03/15/30)(a)	11,193	10,983,504
4.95%, 05/15/33 (Call 02/15/33)(a)	17,689	17,347,086
5.60%, 05/15/53 (Call 11/15/52)	23,596	23,368,426
5.75%, 05/15/63 (Call 11/15/62)	15,218	15,166,875
Netflix Inc.
4.88%, 04/15/28	17,520	17,191,500
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.88%, 11/15/28	$20,178	$20,577,910
6.38%, 05/15/29	1,734	1,806,081
		616,827,728
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	13,060	13,373,668
6.80%, 11/29/32 (Call 08/29/32)(a)	8,901	9,261,117
		22,634,785
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)(a)	5,993	5,351,373
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	6,108	5,940,416
5.00%, 10/15/27 (Call 09/15/27)(a)	3,205	3,160,223
5.30%, 05/15/34 (Call 02/15/34)	10,839	10,401,734
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	9,663	9,183,163
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	5,118	4,354,010
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,828	5,729,978
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)(a)	10,049	9,719,828
		53,840,725
Machinery — 0.6%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	8,562	7,504,915
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	9,904	8,623,042
3.25%, 09/19/49 (Call 03/19/49)	7,892	5,499,105
3.25%, 04/09/50 (Call 10/09/49)(a)	9,073	6,355,885
3.80%, 08/15/42	14,092	11,276,940
5.20%, 05/27/41	4,254	4,076,303
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	2,857	2,210,384
3.90%, 06/09/42 (Call 12/09/41)(a)	8,518	6,986,939
John Deere Capital Corp.
4.15%, 09/15/27(a)	9,323	9,031,858
4.50%, 01/16/29	8,884	8,628,694
4.70%, 06/10/30(a)	10,055	9,793,946
4.75%, 01/20/28(a)	10,342	10,206,841
4.90%, 03/07/31	6,640	6,488,720
4.95%, 07/14/28	10,822	10,718,523
5.10%, 04/11/34	5,689	5,584,231
5.15%, 09/08/33(a)	7,802	7,711,543
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	15,776	13,511,620
3.11%, 02/15/40 (Call 08/15/39)(a)	4,916	3,576,781
3.36%, 02/15/50 (Call 08/15/49)	5,421	3,688,127
5.25%, 08/16/28 (Call 07/16/28)(a)	10,000	9,962,822
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	11,674	11,230,095
		162,667,314
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	10,279	8,820,134
2.88%, 10/15/27 (Call 07/15/27)(a)	9,419	8,651,975
3.25%, 08/26/49 (Call 02/26/49)(a)	5,156	3,409,916
3.38%, 03/01/29 (Call 12/01/28)(a)	8,176	7,442,660
4.00%, 09/14/48 (Call 03/14/48)(a)	6,333	4,866,113
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)	10,918	10,042,188
4.15%, 11/02/42	5,161	4,312,370
Security	Par (000)	Value
Manufacturing (continued)
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	$5,814	$4,718,212
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	10,346	9,393,426
4.00%, 06/14/49 (Call 12/14/48)	3,980	3,070,663
4.25%, 09/15/27 (Call 08/15/27)(a)	12,141	11,743,458
4.50%, 09/15/29 (Call 07/15/29)(a)	9,535	9,184,778
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	3,943	3,279,179
		88,935,072
Media — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	3,193	2,663,238
2.30%, 02/01/32 (Call 11/01/31)	4,128	3,075,676
2.80%, 04/01/31 (Call 01/01/31)(a)	5,858	4,648,490
3.50%, 06/01/41 (Call 12/01/40)(a)	13,886	8,895,634
3.50%, 03/01/42 (Call 09/01/41)(a)	12,027	7,601,970
3.70%, 04/01/51 (Call 10/01/50)(a)	17,477	10,207,767
3.75%, 02/15/28 (Call 11/15/27)(a)	1,484	1,357,154
3.85%, 04/01/61 (Call 10/01/60)(a)	15,245	8,474,383
3.90%, 06/01/52 (Call 12/01/51)(a)	19,901	11,989,871
3.95%, 06/30/62 (Call 12/30/61)	12,049	6,850,495
4.20%, 03/15/28 (Call 12/15/27)(a)	4,214	3,917,236
4.40%, 04/01/33 (Call 01/01/33)(a)	4,744	4,049,942
4.40%, 12/01/61 (Call 06/01/61)	11,499	7,117,980
4.80%, 03/01/50 (Call 09/01/49)	22,849	15,959,314
5.05%, 03/30/29 (Call 12/30/28)	4,329	4,085,800
5.13%, 07/01/49 (Call 01/01/49)	11,045	8,091,119
5.25%, 04/01/53 (Call 10/01/52)(a)	12,174	9,126,948
5.38%, 04/01/38 (Call 10/01/37)(a)	5,976	4,943,375
5.38%, 05/01/47 (Call 11/01/46)	20,440	15,572,608
5.50%, 04/01/63 (Call 10/01/62)	8,122	6,017,929
5.75%, 04/01/48 (Call 10/01/47)	19,120	15,341,813
6.38%, 10/23/35 (Call 04/23/35)	15,429	14,566,434
6.48%, 10/23/45 (Call 04/23/45)	28,729	25,432,893
6.65%, 02/01/34 (Call 11/01/33)(a)	5,272	5,193,757
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	11,773	9,224,520
1.95%, 01/15/31 (Call 10/15/30)(a)	8,414	6,791,278
2.45%, 08/15/52 (Call 02/15/52)(a)	14,335	7,768,364
2.65%, 02/01/30 (Call 11/01/29)	9,148	7,917,173
2.65%, 08/15/62 (Call 02/15/62)	8,363	4,371,504
2.80%, 01/15/51 (Call 07/15/50)(a)	14,645	8,733,948
2.89%, 11/01/51 (Call 05/01/51)(a)	41,685	25,183,092
2.94%, 11/01/56 (Call 05/01/56)(a)	50,473	29,444,474
2.99%, 11/01/63 (Call 05/01/63)	33,430	18,938,871
3.15%, 02/15/28 (Call 11/15/27)	8,326	7,714,394
3.20%, 07/15/36 (Call 01/15/36)(a)	9,143	7,176,305
3.25%, 11/01/39 (Call 05/01/39)	10,918	8,094,070
3.40%, 04/01/30 (Call 01/01/30)(a)	9,905	8,921,743
3.40%, 07/15/46 (Call 01/15/46)(a)	12,728	8,931,430
3.45%, 02/01/50 (Call 08/01/49)	14,603	10,000,507
3.55%, 05/01/28 (Call 02/01/28)	5,798	5,429,143
3.75%, 04/01/40 (Call 10/01/39)	13,029	10,317,281
3.90%, 03/01/38 (Call 09/01/37)	9,941	8,248,739
3.97%, 11/01/47 (Call 05/01/47)	16,405	12,427,370
4.00%, 08/15/47 (Call 02/15/47)	6,340	4,843,771
4.00%, 03/01/48 (Call 09/01/47)	8,016	6,121,643
4.00%, 11/01/49 (Call 05/01/49)	17,435	13,206,676
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.05%, 11/01/52 (Call 05/01/52)	$5,497	$4,146,378
4.15%, 10/15/28 (Call 07/15/28)	30,974	29,644,707
4.20%, 08/15/34 (Call 02/15/34)	10,003	8,960,776
4.25%, 10/15/30 (Call 07/15/30)(a)	8,702	8,165,050
4.25%, 01/15/33	8,796	8,028,038
4.40%, 08/15/35 (Call 02/15/35)	7,830	7,067,890
4.55%, 01/15/29 (Call 12/15/28)	7,204	6,990,961
4.60%, 10/15/38 (Call 04/15/38)	8,798	7,846,341
4.60%, 08/15/45 (Call 02/15/45)	7,947	6,736,972
4.65%, 02/15/33 (Call 11/15/32)(a)	13,775	13,025,666
4.70%, 10/15/48 (Call 04/15/48)(a)	17,632	15,145,542
4.80%, 05/15/33 (Call 02/15/33)(a)	4,630	4,404,673
4.95%, 10/15/58 (Call 04/15/58)	8,503	7,370,382
5.35%, 11/15/27 (Call 10/15/27)	4,291	4,309,627
5.35%, 05/15/53 (Call 11/15/52)(a)	14,174	13,167,304
5.50%, 11/15/32 (Call 08/15/32)(a)	3,070	3,081,744
5.50%, 05/15/64 (Call 11/15/63)(a)	12,334	11,482,443
5.65%, 06/15/35(a)	7,644	7,654,622
7.05%, 03/15/33	2,425	2,662,848
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	958	833,087
3.95%, 03/20/28 (Call 12/20/27)(a)	7,538	7,005,170
4.00%, 09/15/55 (Call 03/15/55)(a)	14,318	8,954,484
4.13%, 05/15/29 (Call 02/15/29)	1,192	1,088,009
4.65%, 05/15/50 (Call 11/15/49)	9,362	6,789,857
5.20%, 09/20/47 (Call 03/20/47)	10,761	8,457,014
5.30%, 05/15/49 (Call 11/15/48)(a)	6,754	5,320,853
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	15,885	15,368,139
5.48%, 01/25/39 (Call 07/25/38)	9,221	8,437,972
5.58%, 01/25/49 (Call 07/25/48)(a)	10,098	8,944,678
6.50%, 10/13/33 (Call 07/13/33)	13,742	14,096,583
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	4,291	3,500,950
4.38%, 03/15/43(a)	8,635	5,711,520
4.95%, 01/15/31 (Call 10/15/30)(a)	8,186	7,218,993
4.95%, 05/19/50 (Call 11/19/49)(a)	4,680	3,251,899
5.85%, 09/01/43 (Call 03/01/43)	7,276	5,739,683
6.88%, 04/30/36	7,864	7,321,367
7.88%, 07/30/30(a)	1,834	1,886,272
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	10,378	11,308,253
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	9,057	6,371,097
5.50%, 09/01/41 (Call 03/01/41)	9,214	7,312,194
5.88%, 11/15/40 (Call 05/15/40)	8,762	7,228,664
6.55%, 05/01/37	13,778	12,502,506
6.75%, 06/15/39	10,897	9,979,049
7.30%, 07/01/38	12,181	11,861,859
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	7,356	6,910,404
4.13%, 06/01/44	10,269	8,383,381
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	17,329	14,755,526
2.20%, 01/13/28(a)	12,218	11,050,827
2.65%, 01/13/31(a)	20,866	17,856,941
2.75%, 09/01/49 (Call 03/01/49)(a)	18,968	11,709,457
3.50%, 05/13/40 (Call 11/13/39)	16,471	12,828,221
3.60%, 01/13/51 (Call 07/13/50)	21,511	15,619,193
3.80%, 03/22/30(a)	13,809	12,824,084
3.80%, 05/13/60 (Call 11/13/59)	4,611	3,326,386
Security	Par (000)	Value
Media (continued)
4.63%, 03/23/40 (Call 09/23/39)(a)	$7,712	$6,999,691
4.70%, 03/23/50 (Call 09/23/49)(a)	16,782	14,775,937
6.20%, 12/15/34(a)	10,891	11,613,946
6.40%, 12/15/35	9,931	10,671,705
6.65%, 11/15/37	14,389	15,864,460
		966,560,397
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	6,733	6,594,572
5.75%, 05/01/43(a)	7,295	7,170,792
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,457	6,388,772
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	8,862	7,326,563
4.75%, 02/28/28 (Call 01/28/28)	11,161	10,953,125
4.90%, 02/28/33 (Call 11/28/32)(a)	5,381	5,168,174
5.00%, 09/30/43	20,616	18,810,018
5.25%, 09/08/30 (Call 07/08/30)(a)	10,773	10,704,505
5.25%, 09/08/33 (Call 06/08/33)	11,503	11,261,918
5.50%, 09/08/53 (Call 03/08/53)(a)	6,477	6,266,753
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	11,435	10,772,696
5.40%, 11/14/34 (Call 05/14/34)(a)	10,146	9,779,293
5.45%, 03/15/43 (Call 09/15/42)	13,241	12,168,541
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	13,002	10,772,694
2.60%, 07/15/32 (Call 04/15/32)(a)	9,452	7,686,362
4.88%, 03/15/42 (Call 09/15/41)(a)	8,905	7,969,636
6.25%, 10/01/39	4,340	4,479,804
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/34 (Call 12/15/33)(b)	8,838	8,612,557
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	6,180	6,444,433
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	9,770	5,904,879
5.20%, 11/02/40	7,721	7,347,666
7.13%, 07/15/28(a)	8,537	9,112,133
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	6,259	5,166,674
5.13%, 03/09/53 (Call 09/09/52)(a)	8,814	8,103,504
		204,966,064
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)(a)	10,743	9,144,180
Oil & Gas — 3.8%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	5,481	4,448,245
2.72%, 01/12/32 (Call 10/12/31)(a)	16,705	13,965,676
2.77%, 11/10/50 (Call 05/10/50)(a)	14,513	8,771,435
2.94%, 06/04/51 (Call 12/04/50)(a)	18,802	11,761,866
3.00%, 02/24/50 (Call 08/24/49)(a)	16,160	10,349,148
3.00%, 03/17/52 (Call 09/17/51)(a)	11,986	7,567,256
3.06%, 06/17/41 (Call 12/17/40)	14,451	10,382,110
3.38%, 02/08/61 (Call 08/08/60)(a)	14,781	9,534,082
3.63%, 04/06/30 (Call 01/06/30)	10,369	9,549,691
3.94%, 09/21/28 (Call 06/21/28)(a)	11,086	10,546,107
4.23%, 11/06/28 (Call 08/06/28)(a)	19,157	18,399,515
4.70%, 04/10/29 (Call 03/10/29)	9,462	9,256,966
4.81%, 02/13/33 (Call 11/13/32)	18,712	17,883,987
4.89%, 09/11/33 (Call 06/11/33)(a)	10,803	10,359,643
4.99%, 04/10/34 (Call 01/10/34)	7,034	6,787,961
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$10,475	$9,828,884
3.72%, 11/28/28 (Call 08/28/28)(a)	8,960	8,415,021
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	6,441	6,124,925
4.95%, 06/01/47 (Call 12/01/46)	3,006	2,569,934
6.25%, 03/15/38(a)	12,910	12,990,565
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	6,026	4,171,799
6.75%, 11/15/39(a)	7,858	8,268,905
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)(a)	2,661	2,429,659
2.24%, 05/11/30 (Call 02/11/30)	10,931	9,304,046
3.08%, 05/11/50 (Call 11/11/49)(a)	7,485	4,994,089
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	9,296	8,148,994
2.34%, 08/12/50 (Call 02/12/50)(a)	5,125	2,901,346
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	8,100	6,333,891
3.80%, 03/15/52 (Call 09/15/51)	10,230	7,511,669
4.03%, 03/15/62 (Call 09/15/61)	13,137	9,647,266
4.30%, 11/15/44 (Call 05/15/44)(a)	7,671	6,372,404
5.05%, 09/15/33 (Call 06/15/33)	6,437	6,264,017
5.30%, 05/15/53 (Call 11/15/52)(a)	9,177	8,573,103
5.55%, 03/15/54 (Call 09/15/53)(a)	9,122	8,841,219
6.50%, 02/01/39(a)	10,834	11,767,543
6.95%, 04/15/29(a)	9,019	9,675,798
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	8,109	7,729,925
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	5,843	4,850,989
5.00%, 06/15/45 (Call 12/15/44)(a)	5,808	4,907,764
5.60%, 07/15/41 (Call 01/15/41)	9,992	9,223,991
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	9,014	7,803,272
3.50%, 12/01/29 (Call 09/01/29)	11,652	10,565,961
4.25%, 03/15/52 (Call 09/15/51)(a)	3,435	2,632,645
5.15%, 01/30/30 (Call 12/30/29)	14,310	14,041,390
5.40%, 04/18/34 (Call 01/18/34)	10,865	10,545,888
5.75%, 04/18/54 (Call 10/18/53)	8,011	7,643,242
5.90%, 04/18/64 (Call 10/18/63)	9,674	9,198,330
6.25%, 03/15/33 (Call 12/15/32)(a)	6,253	6,446,415
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	4,167	3,987,766
4.95%, 04/15/50 (Call 10/15/49)	1,989	1,797,279
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	10,081	9,501,250
5.75%, 02/01/34 (Call 11/01/33)(a)	6,355	6,171,599
7.00%, 02/01/30 (Call 11/01/29)(a)	5,024	5,241,941
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	1,971	1,686,284
3.13%, 04/06/30 (Call 01/06/30)(a)	5,941	5,349,008
3.25%, 11/18/49 (Call 05/18/49)	1,757	1,200,924
3.63%, 09/10/28 (Call 06/10/28)(a)	2,694	2,544,647
3.70%, 04/06/50 (Call 10/06/49)(a)	1,585	1,170,144
3.95%, 05/15/43(a)	1,560	1,256,773
4.80%, 11/08/43	1,772	1,601,142
5.10%, 08/17/40(a)	1,581	1,502,176
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	7,627	6,718,316
2.61%, 10/15/30 (Call 07/15/30)	15,811	13,667,016
Security	Par (000)	Value
Oil & Gas (continued)
3.00%, 08/16/39 (Call 02/16/39)	$5,892	$4,376,955
3.10%, 08/16/49 (Call 02/16/49)	12,018	8,003,869
3.45%, 04/15/51 (Call 10/15/50)	25,012	17,648,067
3.48%, 03/19/30 (Call 12/19/29)	15,559	14,301,873
3.57%, 03/06/45 (Call 09/06/44)(a)	9,403	7,043,233
4.11%, 03/01/46 (Call 09/01/45)	23,264	18,927,635
4.23%, 03/19/40 (Call 09/19/39)	19,254	16,732,589
4.33%, 03/19/50 (Call 09/19/49)	22,494	18,637,615
Hess Corp.
5.60%, 02/15/41(a)	10,108	9,822,851
6.00%, 01/15/40	6,195	6,220,863
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	6,405	6,168,119
6.60%, 10/01/37(a)	5,895	5,987,354
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	5,757	4,832,694
6.50%, 03/01/41 (Call 09/01/40)(a)	10,240	10,600,458
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	11,862	12,039,894
6.45%, 09/15/36	14,724	15,157,875
6.60%, 03/15/46 (Call 09/15/45)(a)	8,213	8,445,378
6.63%, 09/01/30 (Call 03/01/30)(a)	14,530	15,042,219
7.50%, 05/01/31(a)	4,519	4,918,113
8.88%, 07/15/30 (Call 01/15/30)	6,449	7,364,592
Ovintiv Inc., 6.50%, 08/15/34(a)	6,254	6,427,764
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	5,674	4,623,541
3.30%, 03/15/52 (Call 09/15/51)(a)	7,926	5,138,276
3.90%, 03/15/28 (Call 12/15/27)	7,007	6,632,467
4.65%, 11/15/34 (Call 05/15/34)	8,677	7,933,925
4.88%, 11/15/44 (Call 05/15/44)	14,090	12,378,145
5.88%, 05/01/42	12,201	12,190,534
Phillips 66 Co.
4.95%, 12/01/27 (Call 11/01/27)	3,639	3,585,083
5.30%, 06/30/33 (Call 03/30/33)	6,654	6,458,405
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	8,518	6,986,298
2.15%, 01/15/31 (Call 10/15/30)(a)	4,794	3,952,859
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	11,615	10,079,907
2.75%, 04/06/30 (Call 01/06/30)(a)	13,334	11,713,904
3.00%, 11/26/51 (Call 05/26/51)(a)	8,096	5,146,925
3.13%, 11/07/49 (Call 05/07/49)	9,828	6,522,819
3.25%, 04/06/50 (Call 10/06/49)(a)	18,493	12,507,286
3.75%, 09/12/46(a)	13,433	10,192,541
3.88%, 11/13/28 (Call 08/13/28)	11,299	10,745,380
4.00%, 05/10/46	20,455	16,177,761
4.13%, 05/11/35(a)	12,547	11,278,503
4.38%, 05/11/45	26,836	22,497,810
4.55%, 08/12/43	12,704	11,099,712
5.50%, 03/25/40	9,298	9,247,812
6.38%, 12/15/38	20,276	21,907,103
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	5,093	3,523,300
4.00%, 11/15/47 (Call 05/15/47)	4,936	3,599,389
6.50%, 06/15/38	7,038	7,214,719
6.80%, 05/15/38	9,651	10,118,115
6.85%, 06/01/39(a)	5,083	5,339,464
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	8,742	7,748,984
2.99%, 06/29/41 (Call 12/29/40)	5,071	3,615,390
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.13%, 05/29/50 (Call 11/29/49)(a)	$18,435	$12,291,293
3.39%, 06/29/60 (Call 12/29/59)	7,154	4,683,300
3.46%, 02/19/29 (Call 11/19/28)(a)	11,745	10,905,003
3.46%, 07/12/49 (Call 01/12/49)	9,094	6,457,392
TotalEnergies Capital SA
3.88%, 10/11/28	7,524	7,143,456
5.15%, 04/05/34 (Call 01/05/34)(a)	5,378	5,291,327
5.49%, 04/05/54 (Call 10/05/53)	11,639	11,312,399
5.64%, 04/05/64 (Call 10/05/63)	9,147	8,924,971
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	5,370	3,640,169
6.63%, 06/15/37	17,446	18,377,264
7.50%, 04/15/32	9,666	10,783,004
		1,062,350,787
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	6,474	6,072,272
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	11,236	10,476,891
4.08%, 12/15/47 (Call 06/15/47)(a)	10,517	8,185,524
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	2,994	2,615,936
4.75%, 08/01/43 (Call 02/01/43)	8,464	7,323,248
4.85%, 11/15/35 (Call 05/15/35)(a)	8,039	7,557,241
5.00%, 11/15/45 (Call 05/15/45)(a)	17,368	15,524,778
6.70%, 09/15/38	6,952	7,487,832
7.45%, 09/15/39(a)	6,722	7,778,167
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	8,297	7,174,488
		80,196,377
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	3,654	3,012,833
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(a)(b)	6,061	5,847,110
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(a)(b)	2,974	2,901,674
5.44%, 04/03/34 (Call 01/03/34)(a)(b)	1,185	1,149,995
5.78%, 04/03/54 (Call 10/03/53)(b)	6,462	6,186,676
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	8,820	8,598,568
		27,696,856
Pharmaceuticals — 7.7%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	44,847	40,512,569
4.05%, 11/21/39 (Call 05/21/39)(a)	31,925	27,065,236
4.25%, 11/14/28 (Call 08/14/28)(a)	8,937	8,612,302
4.25%, 11/21/49 (Call 05/21/49)	46,339	37,848,069
4.30%, 05/14/36 (Call 11/14/35)(a)	6,891	6,202,347
4.40%, 11/06/42	21,438	18,420,769
4.45%, 05/14/46 (Call 11/14/45)	17,287	14,688,195
4.50%, 05/14/35 (Call 11/14/34)(a)	17,792	16,412,942
4.55%, 03/15/35 (Call 09/15/34)	10,969	10,189,306
4.70%, 05/14/45 (Call 11/14/44)	23,431	20,625,262
4.75%, 03/15/45 (Call 09/15/44)	7,416	6,608,531
4.80%, 03/15/29 (Call 02/15/29)(a)	20,376	19,989,090
4.85%, 06/15/44 (Call 12/15/43)	10,437	9,449,447
4.88%, 11/14/48 (Call 05/14/48)(a)	13,446	12,127,804
4.95%, 03/15/31 (Call 01/15/31)(a)	13,086	12,829,822
5.05%, 03/15/34 (Call 12/15/33)(a)	12,843	12,526,626
Security	Par (000)	Value
Pharmaceuticals (continued)
5.35%, 03/15/44 (Call 09/15/43)	$8,179	$7,915,814
5.40%, 03/15/54 (Call 09/15/53)	25,171	24,371,889
5.50%, 03/15/64 (Call 09/15/63)(a)	13,360	12,860,086
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	12,918	11,301,438
2.25%, 05/28/31 (Call 02/28/31)	7,497	6,188,275
4.85%, 02/26/29 (Call 01/26/29)	12,004	11,810,674
4.88%, 03/03/28 (Call 02/03/28)	11,955	11,816,769
4.90%, 02/26/31 (Call 12/26/30)	7,258	7,113,368
5.00%, 02/26/34 (Call 11/26/33)	14,843	14,441,941
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	10,784	8,593,378
3.00%, 05/28/51 (Call 11/28/50)(a)	5,540	3,624,429
3.13%, 06/12/27 (Call 03/12/27)(a)	3,707	3,495,351
4.00%, 01/17/29 (Call 10/17/28)(a)	10,498	9,978,240
4.00%, 09/18/42(a)	8,844	7,239,269
4.38%, 11/16/45	7,218	6,062,358
4.38%, 08/17/48 (Call 02/17/48)	5,682	4,791,814
6.45%, 09/15/37	24,195	26,234,549
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	10,719	8,573,229
2.82%, 05/20/30 (Call 02/20/30)(a)	7,272	6,264,333
3.70%, 06/06/27 (Call 03/06/27)	8,350	7,929,029
4.67%, 06/06/47 (Call 12/06/46)	13,065	10,991,040
4.69%, 02/13/28 (Call 01/13/28)	9,803	9,531,088
4.69%, 12/15/44 (Call 06/15/44)	7,640	6,560,974
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	6,192	5,383,852
1.45%, 11/13/30 (Call 08/13/30)(a)	7,186	5,673,097
2.35%, 11/13/40 (Call 05/13/40)	7,481	4,829,471
2.55%, 11/13/50 (Call 05/13/50)(a)	12,701	7,292,703
2.95%, 03/15/32 (Call 12/15/31)	13,478	11,395,030
3.40%, 07/26/29 (Call 04/26/29)	19,196	17,600,459
3.55%, 03/15/42 (Call 09/15/41)	11,252	8,552,219
3.70%, 03/15/52 (Call 09/15/51)	15,043	10,790,457
3.90%, 02/20/28 (Call 11/20/27)	8,007	7,646,072
3.90%, 03/15/62 (Call 09/15/61)	7,531	5,281,560
4.13%, 06/15/39 (Call 12/15/38)	16,912	14,285,379
4.25%, 10/26/49 (Call 04/26/49)	31,290	25,042,698
4.35%, 11/15/47 (Call 05/15/47)	11,070	9,009,525
4.55%, 02/20/48 (Call 08/20/47)(a)	11,007	9,254,501
4.90%, 02/22/29 (Call 01/22/29)(a)	13,788	13,569,583
5.10%, 02/22/31 (Call 12/22/30)	11,135	10,953,798
5.20%, 02/22/34 (Call 11/22/33)(a)	20,081	19,667,333
5.55%, 02/22/54 (Call 08/22/53)	22,521	21,729,130
5.65%, 02/22/64 (Call 08/22/63)	16,935	16,190,421
5.75%, 02/01/31 (Call 12/01/30)	6,762	6,913,916
5.90%, 11/15/33 (Call 08/15/33)(a)	6,474	6,677,979
6.25%, 11/15/53 (Call 05/15/53)(a)	10,855	11,498,432
6.40%, 11/15/63 (Call 05/15/63)	10,547	11,215,412
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	4,031	3,789,433
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	10,142	8,496,048
3.45%, 12/15/27 (Call 09/15/27)	3,041	2,849,800
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	10,653	8,703,358
2.40%, 03/15/30 (Call 12/15/29)(a)	14,571	12,273,653
3.20%, 03/15/40 (Call 09/15/39)	7,063	5,097,636
3.40%, 03/15/50 (Call 09/15/49)	9,795	6,533,685
3.40%, 03/15/51 (Call 09/15/50)	11,433	7,584,454
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.88%, 10/15/47 (Call 04/15/47)	$8,288	$6,067,169
4.38%, 10/15/28 (Call 07/15/28)	32,708	31,255,925
4.80%, 08/15/38 (Call 02/15/38)	11,969	10,697,258
4.80%, 07/15/46 (Call 01/16/46)	11,801	10,102,926
4.90%, 12/15/48 (Call 06/15/48)	24,813	21,279,363
5.00%, 05/15/29 (Call 04/15/29)	8,253	8,078,670
5.13%, 05/15/31 (Call 03/15/31)(a)	9,269	9,017,803
5.25%, 02/15/34 (Call 11/15/33)	13,632	13,145,002
5.40%, 03/15/33 (Call 12/15/32)	4,383	4,296,019
5.60%, 02/15/54 (Call 08/15/53)(a)	12,263	11,553,257
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	11,707	10,236,677
1.75%, 08/21/30 (Call 05/21/30)	8,543	6,828,915
1.88%, 02/28/31 (Call 11/28/30)(a)	10,400	8,241,841
2.13%, 09/15/31 (Call 06/15/31)	8,063	6,404,142
2.70%, 08/21/40 (Call 02/21/40)	12,947	8,446,302
3.25%, 08/15/29 (Call 05/15/29)	14,391	12,909,775
3.75%, 04/01/30 (Call 01/01/30)	12,344	11,208,942
4.13%, 04/01/40 (Call 10/01/39)	9,916	7,919,404
4.25%, 04/01/50 (Call 10/01/49)	7,976	6,042,933
4.30%, 03/25/28 (Call 12/25/27)	40,165	38,508,708
4.78%, 03/25/38 (Call 09/25/37)	34,926	30,742,120
5.00%, 01/30/29 (Call 12/30/28)(a)	6,190	6,079,807
5.05%, 03/25/48 (Call 09/25/47)	63,442	54,286,786
5.13%, 02/21/30 (Call 12/21/29)(a)	12,182	11,916,116
5.13%, 07/20/45 (Call 01/20/45)	28,022	24,352,329
5.25%, 01/30/31 (Call 11/30/30)(a)	5,053	4,947,219
5.25%, 02/21/33 (Call 11/21/32)	11,656	11,247,608
5.30%, 06/01/33 (Call 03/01/33)(a)	7,478	7,225,125
5.30%, 12/05/43 (Call 06/05/43)	7,338	6,602,877
5.63%, 02/21/53 (Call 08/21/52)(a)	10,872	10,014,698
5.88%, 06/01/53 (Call 12/01/52)(a)	9,402	8,958,103
6.00%, 06/01/63 (Call 12/01/62)	5,422	5,177,427
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	9,867	5,536,924
2.50%, 09/15/60 (Call 03/15/60)	3,794	2,052,934
3.38%, 03/15/29 (Call 12/15/28)	6,087	5,657,076
3.95%, 03/15/49 (Call 09/15/48)	5,690	4,489,329
4.50%, 02/09/29 (Call 01/09/29)	9,554	9,330,327
4.70%, 02/27/33 (Call 11/27/32)(a)	10,880	10,468,460
4.70%, 02/09/34 (Call 11/09/33)	14,954	14,320,819
4.88%, 02/27/53 (Call 08/27/52)(a)	10,363	9,465,793
4.95%, 02/27/63 (Call 08/27/62)	9,291	8,395,551
5.00%, 02/09/54 (Call 08/09/53)	12,113	11,270,534
5.10%, 02/09/64 (Call 08/09/63)	12,750	11,818,211
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	12,141	11,616,407
6.38%, 05/15/38	19,126	20,663,872
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	8,205	7,579,490
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	8,738	7,674,922
1.30%, 09/01/30 (Call 06/01/30)(a)	16,465	13,254,190
2.10%, 09/01/40 (Call 03/01/40)	6,206	4,037,820
2.25%, 09/01/50 (Call 03/01/50)(a)	6,404	3,679,390
2.45%, 09/01/60 (Call 03/01/60)(a)	10,162	5,540,418
2.90%, 01/15/28 (Call 10/15/27)(a)	5,189	4,842,363
3.40%, 01/15/38 (Call 07/15/37)	10,660	8,707,515
3.50%, 01/15/48 (Call 07/15/47)	4,523	3,385,504
3.55%, 03/01/36 (Call 09/01/35)	10,732	9,136,973
3.63%, 03/03/37 (Call 09/03/36)	15,988	13,503,610
Security	Par (000)	Value
Pharmaceuticals (continued)
3.70%, 03/01/46 (Call 09/01/45)	$13,123	$10,248,400
3.75%, 03/03/47 (Call 09/03/46)	6,143	4,796,549
4.38%, 12/05/33 (Call 06/05/33)(a)	11,342	10,900,051
5.95%, 08/15/37(a)	10,211	10,828,702
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	11,536	9,289,860
1.70%, 06/10/27 (Call 05/10/27)(a)	7,535	6,792,785
1.90%, 12/10/28 (Call 10/10/28)(a)	11,004	9,588,777
2.15%, 12/10/31 (Call 09/10/31)	18,106	14,686,584
2.35%, 06/24/40 (Call 12/24/39)(a)	9,842	6,555,049
2.45%, 06/24/50 (Call 12/24/49)	11,457	6,625,959
2.75%, 12/10/51 (Call 06/10/51)(a)	14,312	8,717,536
2.90%, 12/10/61 (Call 06/10/61)	12,706	7,391,978
3.40%, 03/07/29 (Call 12/07/28)(a)	17,434	16,157,233
3.70%, 02/10/45 (Call 08/10/44)	17,446	13,378,659
3.90%, 03/07/39 (Call 09/07/38)	3,972	3,339,373
4.00%, 03/07/49 (Call 09/07/48)	13,963	11,007,664
4.15%, 05/18/43(a)	11,210	9,326,096
4.30%, 05/17/30 (Call 03/17/30)	5,026	4,805,854
4.50%, 05/17/33 (Call 02/17/33)(a)	13,926	13,168,818
4.90%, 05/17/44 (Call 11/17/43)	6,488	5,953,267
5.00%, 05/17/53 (Call 11/17/52)(a)	12,638	11,600,627
5.15%, 05/17/63 (Call 11/17/62)	7,748	7,144,624
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	6,765	6,428,195
5.20%, 04/15/48 (Call 10/15/47)	5,818	4,575,330
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	12,079	10,220,672
2.75%, 08/14/50 (Call 02/14/50)(a)	8,827	5,547,367
3.10%, 05/17/27 (Call 02/17/27)	1,923	1,817,896
4.00%, 11/20/45 (Call 05/20/45)	8,731	7,125,188
4.40%, 05/06/44	14,274	12,401,981
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	7,358	6,031,714
1.75%, 08/18/31 (Call 05/18/31)	8,709	6,871,620
2.55%, 05/28/40 (Call 11/28/39)	8,544	5,790,364
2.63%, 04/01/30 (Call 01/01/30)(a)	10,859	9,425,777
2.70%, 05/28/50 (Call 11/28/49)(a)	12,470	7,762,686
3.45%, 03/15/29 (Call 12/15/28)(a)	12,654	11,754,165
3.60%, 09/15/28 (Call 06/15/28)(a)	2,145	2,026,365
3.90%, 03/15/39 (Call 09/15/38)	3,679	3,036,983
4.00%, 12/15/36(a)	4,171	3,622,318
4.00%, 03/15/49 (Call 09/15/48)(a)	11,654	9,177,743
4.13%, 12/15/46	10,731	8,628,731
4.20%, 09/15/48 (Call 03/15/48)	9,531	7,716,322
4.30%, 06/15/43(a)	7,591	6,388,462
4.40%, 05/15/44(a)	8,591	7,398,345
7.20%, 03/15/39(a)	19,444	22,372,636
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28 (Call 04/19/28)(a)	29,093	28,190,233
4.65%, 05/19/30 (Call 03/19/30)	24,571	23,736,483
4.75%, 05/19/33 (Call 02/19/33)(a)	39,185	37,336,977
5.11%, 05/19/43 (Call 11/19/42)	25,560	23,757,309
5.30%, 05/19/53 (Call 11/19/52)	48,051	44,819,935
5.34%, 05/19/63 (Call 11/19/62)(a)	33,549	30,732,538
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	25,334	20,937,710
3.03%, 07/09/40 (Call 01/09/40)(a)	12,590	8,985,360
3.18%, 07/09/50 (Call 01/09/50)(a)	14,366	9,307,447
3.38%, 07/09/60 (Call 01/09/60)(a)	7,256	4,548,512
5.00%, 11/26/28 (Call 08/26/28)	16,121	15,816,289
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	$8,134	$6,484,863
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	7,362	6,627,168
2.70%, 06/22/30 (Call 03/22/30)(a)	14,533	12,017,144
3.85%, 06/22/40 (Call 12/22/39)(a)	12,085	8,522,335
4.00%, 06/22/50 (Call 12/22/49)	15,971	10,411,484
Wyeth LLC
5.95%, 04/01/37	15,745	16,224,856
6.50%, 02/01/34(a)	3,832	4,120,156
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	6,450	5,313,535
3.00%, 09/12/27 (Call 06/12/27)(a)	4,764	4,418,434
4.70%, 02/01/43 (Call 08/01/42)(a)	9,558	8,319,458
5.60%, 11/16/32 (Call 08/16/32)(a)	6,901	6,930,299
		2,153,782,254
Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	1,055	823,077
3.70%, 11/15/29 (Call 05/18/29)	10,810	9,814,424
5.13%, 06/30/27 (Call 01/01/27)(a)	10,332	10,187,864
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 05/13/24)	15,906	15,207,711
5.65%, 04/15/34 (Call 10/15/33)(a)(b)	3,703	3,618,176
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	6,092	5,072,419
4.00%, 03/01/31 (Call 03/01/26)	11,647	10,364,983
4.50%, 10/01/29 (Call 10/01/24)(a)	10,257	9,570,807
5.95%, 06/30/33 (Call 12/30/32)	12,503	12,452,610
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	4,744	3,670,082
3.13%, 11/15/29 (Call 08/15/29)(a)	4,453	3,953,536
3.40%, 08/01/51 (Call 02/01/51)(a)	3,720	2,432,441
5.30%, 04/05/29 (Call 03/05/29)	2,017	1,994,494
5.50%, 12/01/46 (Call 06/01/46)(a)	1,715	1,583,581
5.63%, 04/05/34 (Call 01/05/34)	3,094	3,024,116
5.70%, 03/08/33 (Call 12/08/32)	18,173	17,945,983
5.95%, 04/05/54 (Call 10/05/53)(a)	4,466	4,323,882
6.00%, 11/15/28 (Call 10/15/28)	4,905	4,989,286
6.20%, 11/15/30 (Call 09/15/30)(a)	3,065	3,153,792
6.70%, 11/15/53 (Call 05/15/53)(a)	10,134	10,841,913
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	9,712	8,754,544
4.00%, 10/01/27 (Call 07/01/27)(a)	7,778	7,389,632
4.95%, 05/15/28 (Call 02/15/28)	8,069	7,871,715
4.95%, 06/15/28 (Call 03/15/28)	8,858	8,626,363
5.00%, 05/15/50 (Call 11/15/49)(a)	16,140	13,361,670
5.15%, 03/15/45 (Call 09/15/44)	8,025	6,899,521
5.25%, 04/15/29 (Call 01/15/29)	11,666	11,487,245
5.30%, 04/15/47 (Call 10/15/46)	8,544	7,375,949
5.35%, 05/15/45 (Call 11/15/44)	7,857	6,897,316
5.40%, 10/01/47 (Call 04/01/47)	13,593	11,902,546
5.50%, 06/01/27 (Call 03/01/27)	3,037	3,021,292
5.55%, 02/15/28 (Call 01/15/28)	9,401	9,382,686
5.55%, 05/15/34 (Call 02/15/34)	10,015	9,731,443
5.75%, 02/15/33 (Call 11/15/32)	11,190	11,077,242
5.95%, 05/15/54 (Call 11/15/53)	13,213	12,448,716
6.00%, 06/15/48 (Call 12/15/47)	9,221	8,725,314
6.13%, 12/15/45 (Call 06/15/45)	7,601	7,296,721
6.25%, 04/15/49 (Call 10/15/48)(a)	15,538	15,139,948
6.40%, 12/01/30 (Call 10/01/30)	6,962	7,174,108
Security	Par (000)	Value
Pipelines (continued)
6.50%, 02/01/42 (Call 08/01/41)(a)	$7,894	$7,993,389
6.55%, 12/01/33 (Call 09/01/33)	11,243	11,701,024
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	7,673	6,717,402
3.13%, 07/31/29 (Call 04/30/29)	9,437	8,518,435
3.20%, 02/15/52 (Call 08/15/51)(a)	9,157	5,944,499
3.30%, 02/15/53 (Call 08/15/52)(a)	10,578	6,965,227
3.70%, 01/31/51 (Call 07/31/50)	10,333	7,404,610
3.95%, 01/31/60 (Call 07/31/59)	6,448	4,610,664
4.15%, 10/16/28 (Call 07/16/28)	7,262	6,936,242
4.20%, 01/31/50 (Call 07/31/49)	12,621	9,969,438
4.25%, 02/15/48 (Call 08/15/47)	11,639	9,304,609
4.45%, 02/15/43 (Call 08/15/42)	9,032	7,599,677
4.80%, 02/01/49 (Call 08/01/48)	10,127	8,742,220
4.85%, 01/31/34 (Call 10/31/33)(a)	6,420	6,124,640
4.85%, 08/15/42 (Call 02/15/42)	6,216	5,531,795
4.85%, 03/15/44 (Call 09/15/43)	13,652	12,042,732
4.90%, 05/15/46 (Call 11/15/45)	5,808	5,132,646
5.10%, 02/15/45 (Call 08/15/44)	9,055	8,219,667
5.35%, 01/31/33 (Call 10/31/32)	7,477	7,409,270
5.95%, 02/01/41	8,134	8,160,169
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	7,965	7,190,563
6.95%, 01/15/38	9,456	10,054,093
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	4,625	3,700,777
3.60%, 02/15/51 (Call 08/15/50)(a)	9,407	6,257,946
4.30%, 03/01/28 (Call 12/01/27)(a)	7,731	7,428,155
4.80%, 02/01/33 (Call 11/01/32)	6,156	5,705,383
5.00%, 02/01/29 (Call 01/01/29)	11,122	10,837,903
5.05%, 02/15/46 (Call 08/15/45)	6,993	5,964,358
5.20%, 06/01/33 (Call 03/01/33)	12,591	11,996,604
5.20%, 03/01/48 (Call 09/01/47)	6,088	5,244,700
5.30%, 12/01/34 (Call 06/01/34)	5,498	5,244,316
5.40%, 02/01/34 (Call 11/01/33)	7,375	7,106,967
5.45%, 08/01/52 (Call 02/01/52)(a)	7,154	6,445,681
5.55%, 06/01/45 (Call 12/01/44)	13,782	12,622,143
7.75%, 01/15/32	8,268	9,156,176
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	10,463	8,822,713
4.00%, 03/15/28 (Call 12/15/27)(a)	11,282	10,685,164
4.50%, 04/15/38 (Call 10/15/37)	12,806	10,939,218
4.70%, 04/15/48 (Call 10/15/47)	13,958	11,382,650
4.80%, 02/15/29 (Call 11/15/28)	4,059	3,925,893
4.95%, 09/01/32 (Call 06/01/32)	7,099	6,700,677
4.95%, 03/14/52 (Call 09/14/51)	12,982	10,836,622
5.00%, 03/01/33 (Call 12/01/32)	7,850	7,382,521
5.20%, 03/01/47 (Call 09/01/46)	9,930	8,683,065
5.50%, 02/15/49 (Call 08/15/48)	13,495	12,245,530
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5,255	4,576,300
3.40%, 09/01/29 (Call 06/01/29)	4,774	4,298,717
3.95%, 03/01/50 (Call 09/01/49)	12,097	8,536,890
4.55%, 07/15/28 (Call 04/15/28)	5,994	5,765,898
5.20%, 07/15/48 (Call 01/15/48)	3,906	3,390,456
5.65%, 11/01/28 (Call 10/01/28)	5,675	5,691,206
6.05%, 09/01/33 (Call 06/01/33)	9,920	10,020,779
6.10%, 11/15/32 (Call 08/15/32)(a)	4,509	4,578,349
6.63%, 09/01/53 (Call 03/01/53)	12,232	12,760,842
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	$6,778	$6,098,232
3.80%, 09/15/30 (Call 06/15/30)	5,998	5,376,367
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	12,812	12,208,219
4.50%, 05/15/30 (Call 11/15/29)	16,510	15,490,899
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	8,062	7,118,212
4.95%, 04/15/52 (Call 10/15/51)	5,107	4,245,501
5.20%, 07/01/27 (Call 06/01/27)(a)	7,665	7,578,539
6.13%, 03/15/33 (Call 12/15/32)(a)	6,441	6,520,703
6.15%, 03/01/29 (Call 02/01/29)	12,208	12,420,908
6.50%, 03/30/34 (Call 12/30/33)(a)	8,178	8,521,031
6.50%, 02/15/53 (Call 08/15/52)(a)	6,392	6,535,848
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	8,738	7,647,090
4.88%, 02/01/31 (Call 02/01/26)	10,789	10,086,556
5.50%, 03/01/30 (Call 03/01/25)	10,353	10,054,823
6.50%, 07/15/27 (Call 05/31/24)	11,124	11,198,809
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	2,429	1,966,180
4.10%, 04/15/30 (Call 01/15/30)(a)	8,880	8,174,269
4.25%, 05/15/28 (Call 02/15/28)(a)	14,001	13,312,782
4.63%, 03/01/34 (Call 12/01/33)	13,696	12,415,195
4.88%, 05/15/48 (Call 11/15/47)(a)	8,597	7,202,673
5.10%, 03/15/49 (Call 09/15/48)(a)	8,446	7,373,524
6.10%, 06/01/40(a)	6,306	6,202,589
6.20%, 10/15/37	9,190	9,223,061
7.63%, 01/15/39(a)	9,545	10,777,531
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	15,464	14,193,878
5.25%, 02/01/50 (Call 08/01/49)	5,436	4,614,431
6.15%, 04/01/33 (Call 01/01/33)	10,970	10,937,698
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	13,073	10,832,540
3.50%, 11/15/30 (Call 08/15/30)(a)	8,577	7,614,452
3.75%, 06/15/27 (Call 03/15/27)	11,866	11,277,221
4.65%, 08/15/32 (Call 05/15/32)(a)	7,471	6,959,374
4.85%, 03/01/48 (Call 09/01/47)	5,152	4,343,631
4.90%, 03/15/29 (Call 02/15/29)	12,364	12,025,908
5.10%, 09/15/45 (Call 03/15/45)	9,042	7,933,299
5.15%, 03/15/34 (Call 12/15/33)(a)	7,362	7,030,187
5.30%, 08/15/28 (Call 07/15/28)	11,229	11,132,467
5.30%, 08/15/52 (Call 02/15/52)	6,946	6,256,064
5.65%, 03/15/33 (Call 12/15/32)	5,642	5,603,586
6.30%, 04/15/40	10,312	10,438,153
		1,069,739,188
Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54 (Call 09/04/53)(a)	7,586	7,422,251
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)(a)	5,003	4,970,521
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	7,815	5,729,287
2.00%, 05/18/32 (Call 02/18/32)	13,637	10,384,625
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.95%, 03/15/34 (Call 12/15/33)	$9,342	$7,368,803
3.00%, 05/18/51 (Call 11/18/50)(a)	7,634	4,496,378
3.38%, 08/15/31 (Call 05/15/31)	3,807	3,290,901
3.55%, 03/15/52 (Call 09/15/51)(a)	6,965	4,566,771
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	9,122	7,225,657
2.10%, 06/15/30 (Call 03/15/30)	8,835	7,183,196
2.90%, 01/15/30 (Call 10/15/29)	9,114	7,863,489
2.95%, 01/15/51 (Call 07/15/50)(a)	8,929	5,390,509
3.10%, 06/15/50 (Call 12/15/49)(a)	5,724	3,561,394
3.55%, 07/15/27 (Call 04/15/27)	10,044	9,441,039
3.80%, 08/15/29 (Call 05/15/29)	17,163	15,678,778
5.55%, 07/15/33 (Call 04/15/33)	11,755	11,510,831
5.65%, 03/15/33 (Call 12/15/32)	7,297	7,195,042
5.80%, 11/15/28 (Call 10/15/28)	8,662	8,706,963
5.90%, 11/15/33 (Call 08/15/33)(a)	10,059	10,092,727
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	10,993	7,956,835
2.55%, 04/01/32 (Call 01/01/32)(a)	7,351	5,621,682
3.25%, 01/30/31 (Call 10/30/30)(a)	11,699	9,724,209
3.40%, 06/21/29 (Call 03/21/29)	10,050	8,792,761
4.50%, 12/01/28 (Call 09/01/28)	11,197	10,425,674
6.50%, 01/15/34 (Call 10/15/33)(a)	8,837	8,826,054
6.75%, 12/01/27 (Call 11/01/27)(a)	11,415	11,655,560
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	8,101	7,330,225
4.13%, 05/15/29 (Call 02/15/29)	7,007	6,453,045
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	12,128	9,573,023
2.25%, 01/15/31 (Call 10/15/30)(a)	13,709	11,024,181
2.50%, 07/15/31 (Call 04/15/31)	9,047	7,284,778
2.90%, 04/01/41 (Call 10/01/40)(a)	7,726	5,179,024
3.25%, 01/15/51 (Call 07/15/50)(a)	7,596	4,855,090
3.30%, 07/01/30 (Call 04/01/30)	8,624	7,486,979
3.65%, 09/01/27 (Call 06/01/27)	10,970	10,285,328
3.80%, 02/15/28 (Call 11/15/27)	11,217	10,472,225
5.00%, 01/11/28 (Call 12/11/27)	11,590	11,310,872
5.10%, 05/01/33 (Call 02/01/33)(a)	7,623	7,188,867
5.60%, 06/01/29 (Call 05/01/29)	9,726	9,648,458
5.80%, 03/01/34 (Call 12/01/33)(a)	8,816	8,724,115
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	6,706	6,076,879
3.70%, 08/15/27 (Call 05/15/27)(a)	3,711	3,505,708
5.55%, 01/15/28 (Call 12/15/27)	11,088	11,039,435
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	7,705	6,280,959
2.50%, 05/15/31 (Call 02/15/31)	13,598	11,087,037
3.20%, 11/18/29 (Call 08/18/29)	9,019	7,954,772
3.90%, 04/15/32 (Call 01/15/32)(a)	10,255	9,063,340
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	5,546	4,517,292
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	3,172	2,588,102
5.30%, 01/15/29 (Call 10/15/28)	1,892	1,833,959
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	4,709	3,638,829
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)(a)	7,724	6,691,813
5.25%, 12/15/32 (Call 09/15/32)(a)	3,471	3,338,381
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	12,169	9,477,549
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 04/15/30 (Call 01/15/30)	$11,657	$9,801,601
4.75%, 06/15/33 (Call 03/15/33)	5,101	4,806,611
4.88%, 06/15/28 (Call 05/15/28)	7,507	7,388,390
5.00%, 03/15/34 (Call 12/15/33)	5,205	4,968,950
5.13%, 01/15/34 (Call 10/15/33)(a)	5,270	5,078,376
5.25%, 06/15/53 (Call 12/15/52)	7,804	7,171,805
Public Storage Operating Co., 5.35%, 08/01/53 (Call 02/01/53)	5,203	4,868,980
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	11,156	9,700,418
5.13%, 02/15/34 (Call 11/15/33)(a)	6,004	5,701,699
5.63%, 10/13/32 (Call 07/13/32)(a)	4,026	3,961,787
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	7,190	6,306,593
2.45%, 09/13/29 (Call 06/13/29)	9,521	8,186,526
2.65%, 07/15/30 (Call 04/15/30)	8,490	7,240,334
3.25%, 09/13/49 (Call 03/13/49)(a)	8,478	5,556,365
3.38%, 06/15/27 (Call 03/15/27)(a)	7,349	6,933,324
3.38%, 12/01/27 (Call 09/01/27)(a)	6,247	5,839,259
3.80%, 07/15/50 (Call 01/15/50)(a)	7,507	5,375,447
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	7,473	7,049,392
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	12,439	11,949,661
4.95%, 02/15/30 (Call 12/15/29)(a)	12,353	11,716,366
5.13%, 05/15/32 (Call 02/15/32)(a)	11,145	10,352,029
5.63%, 05/15/52 (Call 11/15/51)	4,209	3,666,969
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)(a)	1,528	1,276,041
3.10%, 01/15/30 (Call 10/15/29)	8,825	7,752,286
4.25%, 04/15/28 (Call 01/15/28)	6,654	6,336,097
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	9,186	8,485,999
4.00%, 04/15/30 (Call 01/15/30)	9,628	8,873,101
		582,943,836
Retail — 2.7%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)(a)	5,800	5,357,327
4.75%, 08/01/32 (Call 05/01/32)(a)	2,838	2,674,491
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,577	3,199,844
1.60%, 04/20/30 (Call 01/20/30)	14,477	11,882,429
1.75%, 04/20/32 (Call 01/20/32)	6,201	4,851,220
3.00%, 05/18/27 (Call 02/18/27)(a)	838	791,376
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	10,069	9,018,475
5.45%, 07/05/33 (Call 04/05/33)(a)	5,847	5,713,763
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	3,846	3,112,995
4.20%, 05/15/28 (Call 02/15/28)	6,668	6,349,791
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	12,307	9,594,830
1.50%, 09/15/28 (Call 07/15/28)(a)	8,052	6,928,491
1.88%, 09/15/31 (Call 06/15/31)(a)	7,337	5,826,258
2.38%, 03/15/51 (Call 09/15/50)(a)	12,751	7,116,521
2.70%, 04/15/30 (Call 01/15/30)(a)	13,302	11,589,672
2.75%, 09/15/51 (Call 03/15/51)(a)	10,783	6,531,275
2.80%, 09/14/27 (Call 06/14/27)(a)	4,571	4,242,431
2.95%, 06/15/29 (Call 03/15/29)(a)	14,096	12,712,549
3.13%, 12/15/49 (Call 06/15/49)(a)	10,500	6,958,549
3.25%, 04/15/32 (Call 01/15/32)	9,353	8,130,611
Security	Par (000)	Value
Retail (continued)
3.30%, 04/15/40 (Call 10/15/39)	$12,939	$9,821,772
3.35%, 04/15/50 (Call 10/15/49)(a)	14,447	9,993,208
3.50%, 09/15/56 (Call 03/15/56)(a)	1,467	1,014,031
3.63%, 04/15/52 (Call 10/15/51)(a)	13,063	9,421,153
3.90%, 12/06/28 (Call 09/06/28)(a)	7,693	7,322,564
3.90%, 06/15/47 (Call 12/15/46)	9,769	7,550,960
4.20%, 04/01/43 (Call 10/01/42)	9,367	7,789,643
4.25%, 04/01/46 (Call 10/01/45)	13,082	10,755,158
4.40%, 03/15/45 (Call 09/15/44)	8,802	7,444,615
4.50%, 09/15/32 (Call 06/15/32)(a)	9,550	9,128,894
4.50%, 12/06/48 (Call 06/06/48)(a)	13,673	11,562,339
4.88%, 02/15/44 (Call 08/15/43)	8,630	7,814,971
4.90%, 04/15/29 (Call 03/15/29)	6,360	6,289,895
4.95%, 09/15/52 (Call 03/15/52)(a)	10,063	9,063,361
5.88%, 12/16/36(a)	22,013	22,820,791
5.95%, 04/01/41 (Call 10/01/40)	9,002	9,303,690
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	12,836	11,027,689
1.70%, 09/15/28 (Call 07/15/28)	12,372	10,621,340
1.70%, 10/15/30 (Call 07/15/30)(a)	14,433	11,524,195
2.63%, 04/01/31 (Call 01/01/31)(a)	15,577	13,042,068
2.80%, 09/15/41 (Call 03/15/41)	11,617	7,813,156
3.00%, 10/15/50 (Call 04/15/50)(a)	13,937	8,574,579
3.10%, 05/03/27 (Call 02/03/27)(a)	2,084	1,955,705
3.65%, 04/05/29 (Call 01/05/29)(a)	15,816	14,662,065
3.70%, 04/15/46 (Call 10/15/45)	13,049	9,438,930
3.75%, 04/01/32 (Call 01/01/32)(a)	9,814	8,744,493
4.05%, 05/03/47 (Call 11/03/46)	13,643	10,377,324
4.25%, 04/01/52 (Call 10/01/51)(a)	12,082	9,343,559
4.45%, 04/01/62 (Call 10/01/61)	8,703	6,653,832
4.50%, 04/15/30 (Call 01/15/30)	14,356	13,727,222
5.00%, 04/15/33 (Call 01/15/33)(a)	9,425	9,095,100
5.15%, 07/01/33 (Call 04/01/33)(a)	8,176	7,980,758
5.63%, 04/15/53 (Call 10/15/52)	13,524	12,907,013
5.80%, 09/15/62 (Call 03/15/62)	5,154	4,930,534
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	6,988	5,871,561
2.63%, 09/01/29 (Call 06/01/29)(a)	6,659	5,861,341
3.50%, 07/01/27 (Call 05/01/27)	2,087	1,975,645
3.60%, 07/01/30 (Call 04/01/30)(a)	8,765	7,975,088
3.63%, 09/01/49 (Call 03/01/49)	15,030	10,739,308
3.80%, 04/01/28 (Call 01/01/28)(a)	2,471	2,345,609
4.20%, 04/01/50 (Call 10/01/49)	7,483	5,893,887
4.45%, 03/01/47 (Call 09/01/46)	9,269	7,642,977
4.45%, 09/01/48 (Call 03/01/48)	6,750	5,580,737
4.60%, 09/09/32 (Call 06/09/32)	3,548	3,380,275
4.70%, 12/09/35 (Call 06/09/35)(a)	6,148	5,730,580
4.88%, 12/09/45 (Call 06/09/45)	13,669	12,061,963
5.15%, 09/09/52 (Call 03/09/52)	6,746	6,152,295
5.45%, 08/14/53 (Call 02/14/53)(a)	7,246	6,897,238
6.30%, 10/15/37	6,755	7,109,082
6.30%, 03/01/38	4,542	4,783,812
O'Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(a)	1,818	1,717,689
4.70%, 06/15/32 (Call 03/15/32)(a)	5,141	4,859,879
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	9,645	8,147,374
2.55%, 11/15/30 (Call 08/15/30)(a)	12,502	10,559,444
3.00%, 02/14/32 (Call 11/14/31)(a)	4,611	3,914,763
3.50%, 11/15/50 (Call 05/15/50)(a)	8,367	5,815,524
3.55%, 08/15/29 (Call 05/15/29)(a)	13,810	12,775,051
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.00%, 11/15/28 (Call 08/15/28)(a)	$7,025	$6,683,371
4.45%, 08/15/49 (Call 02/15/49)	7,305	5,956,577
4.50%, 11/15/48 (Call 05/15/48)	7,671	6,338,642
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	6,482	5,578,661
2.95%, 01/15/52 (Call 07/15/51)(a)	8,373	5,308,017
3.38%, 04/15/29 (Call 01/15/29)(a)	11,444	10,583,183
4.00%, 07/01/42	6,927	5,710,067
4.50%, 09/15/32 (Call 06/15/32)(a)	7,940	7,520,490
4.80%, 01/15/53 (Call 07/15/52)(a)	7,914	7,045,920
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	8,657	5,870,926
2.65%, 09/22/51 (Call 03/22/51)(a)	12,843	7,874,951
3.70%, 06/26/28 (Call 03/26/28)(a)	8,847	8,458,899
3.90%, 04/15/28 (Call 03/15/28)(a)	6,376	6,145,859
4.05%, 06/29/48 (Call 12/29/47)	13,234	10,782,210
4.10%, 04/15/33 (Call 01/15/33)(a)	13,359	12,481,363
4.15%, 09/09/32 (Call 06/09/32)(a)	5,910	5,581,369
4.50%, 09/09/52 (Call 03/09/52)	8,513	7,409,079
4.50%, 04/15/53 (Call 10/15/52)	11,762	10,211,441
5.25%, 09/01/35	8,234	8,321,117
6.20%, 04/15/38(a)	6,030	6,555,758
6.50%, 08/15/37	8,392	9,335,291
		759,643,818
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	9,530	8,222,307
2.10%, 10/01/31 (Call 07/01/31)(a)	13,014	10,515,234
2.80%, 10/01/41 (Call 04/01/41)(a)	3,670	2,526,249
2.95%, 10/01/51 (Call 04/01/51)(a)	5,740	3,644,056
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	8,344	6,871,551
2.75%, 06/01/50 (Call 12/01/49)(a)	4,588	2,925,165
4.35%, 04/01/47 (Call 10/01/46)	2,507	2,136,696
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	6,462	6,032,244
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	6,855	6,024,486
2.45%, 02/15/31 (Call 11/15/30)(b)	23,762	19,517,216
2.60%, 02/15/33 (Call 11/15/32)(a)(b)	19,022	14,977,322
3.14%, 11/15/35 (Call 08/15/35)(b)	26,686	20,741,701
3.19%, 11/15/36 (Call 08/15/36)(b)	18,782	14,393,035
3.42%, 04/15/33 (Call 01/15/33)(b)	18,274	15,333,096
3.47%, 04/15/34 (Call 01/15/34)(b)	25,157	20,801,820
3.50%, 02/15/41 (Call 08/15/40)(b)	20,043	14,874,151
3.75%, 02/15/51 (Call 08/15/50)(b)	14,872	10,635,791
4.00%, 04/15/29 (Call 02/15/29)(b)	8,620	8,059,445
4.11%, 09/15/28 (Call 06/15/28)(a)	4,999	4,742,533
4.15%, 11/15/30 (Call 08/15/30)	19,223	17,730,076
4.15%, 04/15/32 (Call 01/15/32)(b)	14,913	13,433,353
4.30%, 11/15/32 (Call 08/15/32)(a)	20,108	18,305,547
4.75%, 04/15/29 (Call 01/15/29)	14,331	13,867,034
4.93%, 05/15/37 (Call 02/15/37)(b)	20,872	19,061,895
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	6,900	5,929,097
2.00%, 08/12/31 (Call 05/12/31)	9,549	7,592,791
2.45%, 11/15/29 (Call 08/15/29)	7,425	6,416,041
2.80%, 08/12/41 (Call 02/12/41)(a)	7,503	5,039,694
3.05%, 08/12/51 (Call 02/12/51)	12,179	7,484,796
3.10%, 02/15/60 (Call 08/15/59)(a)	9,705	5,708,286
3.15%, 05/11/27 (Call 02/11/27)(a)	657	617,366
Security	Par (000)	Value
Semiconductors (continued)
3.20%, 08/12/61 (Call 02/12/61)(a)	$8,275	$4,909,172
3.25%, 11/15/49 (Call 05/15/49)	17,874	11,597,943
3.73%, 12/08/47 (Call 06/08/47)	16,219	11,609,187
3.75%, 08/05/27 (Call 07/05/27)	6,332	6,041,231
3.90%, 03/25/30 (Call 12/25/29)	10,816	9,992,182
4.00%, 08/05/29 (Call 06/05/29)(a)	4,998	4,707,103
4.00%, 12/15/32(a)	6,559	5,902,631
4.10%, 05/19/46 (Call 11/19/45)(a)	11,483	9,016,315
4.10%, 05/11/47 (Call 11/11/46)	9,686	7,504,232
4.15%, 08/05/32 (Call 05/05/32)(a)	10,124	9,249,842
4.60%, 03/25/40 (Call 09/25/39)(a)	7,340	6,482,283
4.75%, 03/25/50 (Call 09/25/49)	18,029	15,119,566
4.80%, 10/01/41	8,617	7,641,383
4.88%, 02/10/28 (Call 01/10/28)(a)	14,294	14,087,450
4.90%, 07/29/45 (Call 01/29/45)(a)	3,906	3,515,515
4.90%, 08/05/52 (Call 02/05/52)	14,504	12,431,017
4.95%, 03/25/60 (Call 09/25/59)(a)	7,116	6,072,953
5.05%, 08/05/62 (Call 02/05/62)	7,386	6,316,770
5.13%, 02/10/30 (Call 12/10/29)	8,852	8,756,133
5.15%, 02/21/34 (Call 11/21/33)	7,647	7,362,305
5.20%, 02/10/33 (Call 11/10/32)(a)	18,429	17,972,222
5.60%, 02/21/54 (Call 08/21/53)	9,916	9,326,542
5.63%, 02/10/43 (Call 08/10/42)	7,941	7,706,856
5.70%, 02/10/53 (Call 08/10/52)(a)	15,779	15,062,302
5.90%, 02/10/63 (Call 08/10/62)(a)	9,883	9,619,196
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	4,121	2,824,218
4.10%, 03/15/29 (Call 12/15/28)(a)	8,655	8,255,178
4.65%, 07/15/32 (Call 04/15/32)	14,122	13,489,666
4.95%, 07/15/52 (Call 01/15/52)(a)	10,150	9,206,517
5.25%, 07/15/62 (Call 01/15/62)(a)	4,432	4,108,750
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	9,079	7,487,408
2.88%, 06/15/50 (Call 12/15/49)(a)	5,439	3,467,417
4.00%, 03/15/29 (Call 12/15/28)(a)	10,968	10,429,365
4.88%, 03/15/49 (Call 09/15/48)	3,142	2,811,481
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	5,092	4,521,703
2.95%, 04/15/31 (Call 01/15/31)	8,624	7,249,567
Microchip Technology Inc., 5.05%, 03/15/29 (Call 02/15/29)	8,375	8,218,639
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	10,563	8,536,231
4.66%, 02/15/30 (Call 11/15/29)(a)	4,911	4,678,725
5.30%, 01/15/31 (Call 11/15/30)	9,122	8,942,099
5.88%, 02/09/33 (Call 11/09/32)	7,428	7,476,171
5.88%, 09/15/33 (Call 06/15/33)(a)	8,864	8,887,290
6.75%, 11/01/29 (Call 09/01/29)	6,609	6,947,876
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)(a)	8,347	7,305,663
2.00%, 06/15/31 (Call 03/15/31)(a)	13,412	11,000,701
2.85%, 04/01/30 (Call 01/01/30)	12,925	11,464,606
3.50%, 04/01/40 (Call 10/01/39)	7,437	5,969,003
3.50%, 04/01/50 (Call 10/01/49)	15,751	11,670,381
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	10,307	8,411,264
2.65%, 02/15/32 (Call 11/15/31)(a)	9,668	7,803,219
3.25%, 05/11/41 (Call 11/11/40)(a)	4,094	2,874,761
3.40%, 05/01/30 (Call 02/01/30)(a)	12,519	11,122,238
4.30%, 06/18/29 (Call 03/18/29)(a)	7,987	7,540,690
5.00%, 01/15/33 (Call 10/15/32)(a)	11,382	10,806,213
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	$6,604	$5,705,023
1.65%, 05/20/32 (Call 02/20/32)(a)	9,839	7,533,719
2.15%, 05/20/30 (Call 02/20/30)(a)	10,301	8,729,159
3.25%, 05/20/27 (Call 02/20/27)(a)	3,680	3,487,461
3.25%, 05/20/50 (Call 11/20/49)(a)	8,699	6,011,399
4.30%, 05/20/47 (Call 11/20/46)	14,300	11,873,273
4.50%, 05/20/52 (Call 11/20/51)	10,047	8,455,275
4.65%, 05/20/35 (Call 11/20/34)	3,187	3,032,105
4.80%, 05/20/45 (Call 11/20/44)(a)	14,516	13,124,225
6.00%, 05/20/53 (Call 11/20/52)(a)	11,041	11,594,281
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	5,262	4,350,150
2.25%, 09/04/29 (Call 06/04/29)	5,725	4,971,866
3.88%, 03/15/39 (Call 09/15/38)(a)	4,228	3,596,877
4.15%, 05/15/48 (Call 11/15/47)(a)	14,763	11,934,787
4.90%, 03/14/33 (Call 12/14/32)	8,196	8,014,708
5.05%, 05/18/63 (Call 11/18/62)	9,795	8,856,895
5.15%, 02/08/54 (Call 08/08/53)	6,460	6,046,585
		892,987,233
Software — 3.1%
Adobe Inc.
2.30%, 02/01/30 (Call 11/01/29)	10,901	9,372,855
4.80%, 04/04/29 (Call 03/04/29)	4,393	4,345,500
4.95%, 04/04/34 (Call 01/04/34)	4,601	4,494,670
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	11,175	9,007,001
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	12,466	10,188,426
2.90%, 12/01/29 (Call 09/01/29)	4,524	3,938,143
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)	4,754	4,131,188
2.25%, 03/01/31 (Call 12/01/30)(a)	1,707	1,400,828
3.10%, 03/01/41 (Call 09/01/40)	7,564	5,252,908
5.10%, 07/15/32 (Call 04/15/32)(a)	7,659	7,428,352
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	6,318	5,735,963
2.65%, 06/01/30 (Call 03/01/30)(a)	8,232	7,006,021
3.50%, 07/01/29 (Call 04/01/29)	28,746	26,181,236
4.20%, 10/01/28 (Call 07/01/28)	11,957	11,327,169
4.40%, 07/01/49 (Call 01/01/49)	13,753	10,973,642
5.45%, 03/02/28 (Call 02/02/28)	10,259	10,229,010
5.45%, 03/15/34 (Call 12/15/33)	6,008	5,875,116
5.60%, 03/02/33 (Call 12/02/32)	10,773	10,648,587
5.63%, 08/21/33 (Call 05/21/33)	14,733	14,612,930
Intuit Inc.
5.13%, 09/15/28 (Call 08/15/28)	6,190	6,171,995
5.20%, 09/15/33 (Call 06/15/33)	14,236	14,036,981
5.50%, 09/15/53 (Call 03/15/53)	8,222	8,021,629
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(b)	11,820	7,100,644
2.53%, 06/01/50 (Call 12/01/49)(a)	51,840	31,684,427
2.68%, 06/01/60 (Call 12/01/59)(a)	31,461	18,474,497
2.92%, 03/17/52 (Call 09/17/51)	52,150	34,271,598
3.04%, 03/17/62 (Call 09/17/61)	16,905	10,786,306
3.45%, 08/08/36 (Call 02/08/36)	13,778	11,724,060
3.50%, 02/12/35 (Call 08/12/34)(a)	11,734	10,376,150
3.70%, 08/08/46 (Call 02/08/46)	14,382	11,380,252
4.10%, 02/06/37 (Call 08/06/36)	3,417	3,121,539
4.25%, 02/06/47 (Call 08/06/46)(a)	11,383	10,013,586
4.45%, 11/03/45 (Call 05/03/45)(a)	7,963	7,213,405
Security	Par (000)	Value
Software (continued)
4.50%, 02/06/57 (Call 08/06/56)	$7,377	$6,575,010
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)(a)	15,705	13,976,690
2.88%, 03/25/31 (Call 12/25/30)(a)	26,959	22,784,598
2.95%, 04/01/30 (Call 01/01/30)	24,291	21,087,785
3.25%, 11/15/27 (Call 08/15/27)	21,849	20,293,699
3.60%, 04/01/40 (Call 10/01/39)	24,586	18,420,121
3.60%, 04/01/50 (Call 10/01/49)	37,912	25,542,505
3.65%, 03/25/41 (Call 09/25/40)	19,560	14,552,122
3.80%, 11/15/37 (Call 05/15/37)	12,835	10,280,006
3.85%, 07/15/36 (Call 01/15/36)	12,866	10,517,964
3.85%, 04/01/60 (Call 10/01/59)	29,476	19,610,032
3.90%, 05/15/35 (Call 11/15/34)	8,126	6,846,891
3.95%, 03/25/51 (Call 09/25/50)	27,301	19,473,151
4.00%, 07/15/46 (Call 01/15/46)	23,594	17,475,047
4.00%, 11/15/47 (Call 05/15/47)	19,050	13,976,013
4.10%, 03/25/61 (Call 09/25/60)	12,245	8,534,303
4.13%, 05/15/45 (Call 11/15/44)	17,967	13,671,265
4.30%, 07/08/34 (Call 01/08/34)	13,455	11,959,525
4.38%, 05/15/55 (Call 11/15/54)	9,074	6,847,246
4.50%, 05/06/28 (Call 04/06/28)	2,196	2,126,403
4.50%, 07/08/44 (Call 01/08/44)	8,822	7,138,194
4.65%, 05/06/30 (Call 03/06/30)	1,791	1,717,578
4.90%, 02/06/33 (Call 11/06/32)	9,079	8,591,682
5.38%, 07/15/40	17,972	16,578,906
5.55%, 02/06/53 (Call 08/06/52)	19,377	17,785,722
6.13%, 07/08/39	10,288	10,339,887
6.15%, 11/09/29 (Call 09/09/29)	9,886	10,201,531
6.25%, 11/09/32 (Call 08/09/32)	19,352	20,064,316
6.50%, 04/15/38	9,565	9,970,003
6.90%, 11/09/52 (Call 05/09/52)(a)	19,667	21,299,717
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	7,769	6,100,149
4.20%, 09/15/28 (Call 06/15/28)	4,037	3,851,198
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	7,935	6,862,348
1.95%, 07/15/31 (Call 04/15/31)(a)	14,238	11,476,571
2.70%, 07/15/41 (Call 01/15/41)(a)	13,597	9,290,324
2.90%, 07/15/51 (Call 01/15/51)(a)	18,973	11,891,055
3.05%, 07/15/61 (Call 01/15/61)(a)	7,226	4,366,357
3.70%, 04/11/28 (Call 01/11/28)	9,956	9,475,448
Take-Two Interactive Software Inc., 4.95%, 03/28/28 (Call 02/28/28)	2,233	2,184,797
VMware LLC
1.80%, 08/15/28 (Call 06/15/28)(a)	7,025	6,021,179
2.20%, 08/15/31 (Call 05/15/31)(a)	15,078	11,921,719
3.90%, 08/21/27 (Call 05/21/27)(a)	7,203	6,816,661
4.70%, 05/15/30 (Call 02/15/30)	4,964	4,703,990
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	5,203	4,806,121
3.80%, 04/01/32 (Call 01/01/32)(a)	12,631	11,165,924
		865,698,367
Telecommunications — 6.5%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	11,956	10,436,462
2.25%, 02/01/32 (Call 11/01/31)	17,321	13,665,313
2.30%, 06/01/27 (Call 04/01/27)	12,612	11,495,684
2.55%, 12/01/33 (Call 09/01/33)	31,388	24,215,588
2.75%, 06/01/31 (Call 03/01/31)	22,188	18,537,444
3.30%, 02/01/52 (Call 08/01/51)(a)	7,868	5,101,285
3.50%, 06/01/41 (Call 12/01/40)	20,530	15,215,748
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.50%, 09/15/53 (Call 03/15/53)(a)	$62,084	$40,915,399
3.55%, 09/15/55 (Call 03/15/55)(a)	63,470	41,374,297
3.65%, 06/01/51 (Call 12/01/50)	21,005	14,451,112
3.65%, 09/15/59 (Call 03/15/59)	55,900	36,244,615
3.80%, 12/01/57 (Call 06/01/57)	50,577	34,168,360
3.85%, 06/01/60 (Call 12/01/59)	11,986	8,093,575
4.10%, 02/15/28 (Call 11/15/27)	8,364	7,983,841
4.30%, 02/15/30 (Call 11/15/29)	20,082	18,869,945
4.30%, 12/15/42 (Call 06/15/42)	11,069	8,973,792
4.35%, 03/01/29 (Call 12/01/28)(a)	15,856	15,131,960
4.35%, 06/15/45 (Call 12/15/44)	8,168	6,604,978
4.50%, 05/15/35 (Call 11/15/34)	20,163	18,095,792
4.50%, 03/09/48 (Call 09/09/47)	14,323	11,527,368
4.55%, 03/09/49 (Call 09/09/48)	8,146	6,595,295
4.75%, 05/15/46 (Call 11/15/45)	15,475	13,111,214
4.85%, 03/01/39 (Call 09/01/38)	9,151	8,149,894
5.25%, 03/01/37 (Call 09/01/36)	7,191	6,817,774
5.40%, 02/15/34 (Call 11/15/33)	21,973	21,462,315
5.65%, 02/15/47 (Call 08/15/46)(a)	6,266	6,051,598
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	3,142	2,188,932
4.46%, 04/01/48 (Call 10/01/47)	9,774	7,944,870
5.10%, 05/11/33 (Call 02/11/33)(a)	9,741	9,333,628
5.55%, 02/15/54 (Call 08/15/53)	8,213	7,713,920
British Telecommunications PLC, 9.63%, 12/15/30	18,794	22,481,375
Cisco Systems Inc.
4.85%, 02/26/29 (Call 01/26/29)	19,252	18,998,950
4.95%, 02/26/31 (Call 12/26/30)	20,431	20,096,248
5.05%, 02/26/34 (Call 11/26/33)	24,391	23,835,749
5.30%, 02/26/54 (Call 08/26/53)(a)	20,280	19,517,498
5.35%, 02/26/64 (Call 08/26/63)	10,034	9,539,291
5.50%, 01/15/40	12,611	12,567,549
5.90%, 02/15/39	13,511	14,043,916
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	6,318	4,817,354
5.45%, 11/15/79 (Call 05/19/79)	8,839	7,810,269
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	29,503	34,032,720
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	6,697	5,485,343
2.75%, 05/24/31 (Call 02/24/31)	9,481	7,874,727
4.60%, 05/23/29 (Call 02/23/29)	5,507	5,284,909
5.40%, 04/15/34 (Call 01/15/34)	6,095	5,929,499
Orange SA
5.38%, 01/13/42(a)	7,305	6,878,656
5.50%, 02/06/44 (Call 08/06/43)	6,923	6,576,382
9.00%, 03/01/31	22,080	26,081,706
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	9,564	6,596,824
3.80%, 03/15/32 (Call 12/15/31)	23,991	20,938,176
4.30%, 02/15/48 (Call 08/15/47)	5,461	4,185,640
4.35%, 05/01/49 (Call 11/01/48)(a)	9,709	7,483,158
4.50%, 03/15/42 (Call 09/15/41)	5,384	4,428,358
4.55%, 03/15/52 (Call 09/15/51)(a)	14,746	11,644,881
5.00%, 02/15/29 (Call 01/15/29)(a)	10,153	9,879,684
5.00%, 03/15/44 (Call 09/15/43)	7,550	6,533,711
5.30%, 02/15/34 (Call 11/15/33)(a)	11,134	10,663,654
Sprint Capital Corp.
6.88%, 11/15/28	23,406	24,499,762
8.75%, 03/15/32	14,769	17,430,668
Security	Par (000)	Value
Telecommunications (continued)
Telefonica Emisiones SA
4.90%, 03/06/48	$10,705	$8,913,517
5.21%, 03/08/47	19,910	17,224,995
5.52%, 03/01/49 (Call 09/01/48)(a)	6,601	5,948,502
7.05%, 06/20/36	20,257	21,675,338
Telefonica Europe BV, 8.25%, 09/15/30(a)	10,251	11,476,948
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	7,972	6,778,245
4.60%, 11/16/48 (Call 05/16/48)	6,200	5,078,625
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	18,421	16,288,714
2.25%, 11/15/31 (Call 08/15/31)	8,414	6,698,933
2.55%, 02/15/31 (Call 11/15/30)	26,837	22,237,916
2.63%, 02/15/29 (Call 05/13/24)	9,859	8,669,744
2.70%, 03/15/32 (Call 12/15/31)	11,218	9,158,879
2.88%, 02/15/31 (Call 02/15/26)	11,473	9,722,695
3.00%, 02/15/41 (Call 08/15/40)(a)	20,412	14,268,506
3.30%, 02/15/51 (Call 08/15/50)	23,922	15,682,682
3.38%, 04/15/29 (Call 05/13/24)	19,786	17,972,506
3.40%, 10/15/52 (Call 04/15/52)(a)	23,058	15,214,867
3.50%, 04/15/31 (Call 04/15/26)	22,811	20,050,251
3.60%, 11/15/60 (Call 05/15/60)	11,907	7,807,173
3.88%, 04/15/30 (Call 01/15/30)	52,561	48,087,144
4.38%, 04/15/40 (Call 10/15/39)	15,619	13,274,448
4.50%, 04/15/50 (Call 10/15/49)	24,382	19,861,331
4.75%, 02/01/28 (Call 05/13/24)(a)	14,994	14,611,049
4.80%, 07/15/28 (Call 06/15/28)	11,217	10,927,283
4.85%, 01/15/29 (Call 12/15/28)	11,361	11,064,857
4.95%, 03/15/28 (Call 02/15/28)	13,379	13,154,400
5.05%, 07/15/33 (Call 04/15/33)	23,896	22,885,928
5.15%, 04/15/34 (Call 01/15/34)(a)	10,406	10,007,836
5.20%, 01/15/33 (Call 10/15/32)	11,779	11,430,753
5.50%, 01/15/55 (Call 07/15/54)(a)	4,409	4,138,409
5.65%, 01/15/53 (Call 07/15/52)(a)	13,385	12,816,828
5.75%, 01/15/34 (Call 10/15/33)	9,325	9,387,848
5.75%, 01/15/54 (Call 07/15/53)	10,589	10,246,061
5.80%, 09/15/62 (Call 03/15/62)	4,003	3,870,961
6.00%, 06/15/54 (Call 12/15/53)	8,025	8,075,138
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	13,628	10,839,977
1.68%, 10/30/30 (Call 07/30/30)	7,268	5,769,109
1.75%, 01/20/31 (Call 10/20/30)	15,917	12,576,106
2.10%, 03/22/28 (Call 01/22/28)(a)	28,208	24,977,090
2.36%, 03/15/32 (Call 12/15/31)	31,090	24,803,658
2.55%, 03/21/31 (Call 12/21/30)	26,403	21,912,816
2.65%, 11/20/40 (Call 05/20/40)	23,803	15,910,289
2.85%, 09/03/41 (Call 03/03/41)	12,447	8,474,774
2.88%, 11/20/50 (Call 05/20/50)(a)	25,417	15,465,152
2.99%, 10/30/56 (Call 04/30/56)	26,017	15,380,098
3.00%, 11/20/60 (Call 05/20/60)(a)	11,624	6,738,084
3.15%, 03/22/30 (Call 12/22/29)	8,316	7,335,194
3.40%, 03/22/41 (Call 09/22/40)	32,893	24,468,086
3.55%, 03/22/51 (Call 09/22/50)(a)	33,426	23,273,013
3.70%, 03/22/61 (Call 09/22/60)(a)	24,821	16,915,276
3.88%, 02/08/29 (Call 11/08/28)	11,750	11,007,698
3.88%, 03/01/52 (Call 09/01/51)(a)	12,376	9,096,742
4.00%, 03/22/50 (Call 09/22/49)(a)	11,959	9,041,267
4.02%, 12/03/29 (Call 09/03/29)	28,542	26,561,077
4.13%, 08/15/46	11,293	8,903,626
4.27%, 01/15/36	9,106	8,055,633
4.33%, 09/21/28(a)	36,824	35,352,730
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.40%, 11/01/34 (Call 05/01/34)(a)	$16,297	$14,786,138
4.50%, 08/10/33	10,917	10,076,483
4.52%, 09/15/48	12,389	10,361,662
4.81%, 03/15/39	9,557	8,640,829
4.86%, 08/21/46	20,540	18,106,400
5.01%, 08/21/54	2,656	2,347,905
5.05%, 05/09/33 (Call 02/09/33)(a)	14,028	13,537,588
5.25%, 03/16/37	9,423	9,102,064
5.50%, 02/23/54 (Call 08/23/53)	9,901	9,404,771
6.55%, 09/15/43	8,585	9,289,372
Vodafone Group PLC
4.25%, 09/17/50	13,611	10,348,520
4.38%, 05/30/28(a)	5,904	5,725,741
4.38%, 02/19/43	9,513	7,777,969
4.88%, 06/19/49(a)	13,597	11,488,364
5.25%, 05/30/48(a)	10,396	9,359,063
6.15%, 02/27/37(a)	18,551	18,925,025
		1,803,453,354
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)(a)	8,761	7,977,661
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	8,649	5,853,759
3.55%, 02/15/50 (Call 08/15/49)(a)	7,531	5,395,886
3.90%, 08/01/46 (Call 02/01/46)	7,491	5,778,990
4.05%, 06/15/48 (Call 12/15/47)	7,266	5,736,245
4.13%, 06/15/47 (Call 12/15/46)	7,270	5,800,852
4.15%, 04/01/45 (Call 10/01/44)	9,150	7,417,393
4.15%, 12/15/48 (Call 06/15/48)(a)	7,226	5,777,157
4.45%, 03/15/43 (Call 09/15/42)	6,800	5,813,257
4.45%, 01/15/53 (Call 07/15/52)(a)	7,446	6,211,298
4.55%, 09/01/44 (Call 03/01/44)	5,154	4,433,622
4.90%, 04/01/44 (Call 10/01/43)	9,467	8,568,293
5.20%, 04/15/54 (Call 10/15/53)	13,636	12,752,588
5.75%, 05/01/40 (Call 11/01/39)(a)	7,368	7,441,712
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)(a)	3,755	3,385,019
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)(a)	13,507	11,995,005
3.00%, 12/02/41 (Call 06/02/41)(a)	8,170	6,869,368
3.10%, 12/02/51 (Call 06/02/51)(a)	18,029	11,552,379
6.13%, 09/15/2115 (Call 03/15/2115)	6,534	6,436,577
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	6,064	5,724,511
3.80%, 03/01/28 (Call 12/01/27)	6,350	6,047,629
3.80%, 11/01/46 (Call 05/01/46)(a)	5,875	4,415,646
4.10%, 11/15/32 (Call 08/15/32)	6,055	5,552,660
4.10%, 03/15/44 (Call 09/15/43)	6,293	5,087,557
4.25%, 03/15/29 (Call 12/15/28)	10,116	9,689,734
4.30%, 03/01/48 (Call 09/01/47)	6,333	5,149,870
4.50%, 11/15/52 (Call 05/15/52)(a)	6,500	5,431,132
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,220	4,315,040
3.10%, 08/05/29 (Call 05/05/29)	5,887	5,288,496
3.25%, 05/15/41 (Call 11/15/40)	7,360	5,226,672
4.05%, 02/15/48 (Call 08/15/47)	8,794	6,576,202
4.25%, 05/15/30 (Call 02/15/30)	5,423	5,114,667
4.40%, 01/15/47 (Call 07/15/46)	6,615	5,240,179
4.55%, 04/01/46 (Call 10/01/45)	10,325	8,417,789
4.75%, 11/15/45 (Call 05/15/45)	11,160	9,364,429
Security	Par (000)	Value
Transportation (continued)
4.95%, 10/17/48 (Call 04/17/48)(a)	$6,626	$5,678,086
5.10%, 01/15/44	7,131	6,332,523
5.25%, 05/15/50 (Call 11/15/49)(a)	11,222	10,131,950
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	4,685	2,956,993
3.16%, 05/15/55 (Call 11/15/54)(a)	6,868	4,234,831
4.55%, 06/01/53 (Call 12/01/52)(a)	5,864	4,849,987
5.35%, 08/01/54 (Call 02/01/54)	8,831	8,209,926
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	6,951	5,788,041
2.40%, 02/05/30 (Call 11/05/29)	5,504	4,724,954
2.80%, 02/14/32 (Call 12/15/31)	8,794	7,409,618
2.95%, 03/10/52 (Call 09/10/51)	7,525	4,724,047
2.97%, 09/16/62 (Call 03/16/62)	7,434	4,321,540
3.20%, 05/20/41 (Call 11/20/40)	8,536	6,309,661
3.25%, 02/05/50 (Call 08/05/49)(a)	15,214	10,363,733
3.50%, 02/14/53 (Call 08/14/52)(a)	10,907	7,670,010
3.70%, 03/01/29 (Call 12/01/28)	7,810	7,314,334
3.75%, 02/05/70 (Call 08/05/69)(a)	5,668	3,884,950
3.80%, 10/01/51 (Call 04/01/51)	8,931	6,641,386
3.80%, 04/06/71 (Call 10/06/70)	8,073	5,562,010
3.84%, 03/20/60 (Call 09/20/59)	14,015	9,992,814
3.95%, 09/10/28 (Call 06/10/28)(a)	6,534	6,250,877
4.50%, 01/20/33 (Call 10/20/32)(a)	6,930	6,540,323
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	7,656	7,129,803
3.40%, 03/15/29 (Call 12/15/28)(a)	5,466	5,081,565
3.75%, 11/15/47 (Call 05/15/47)	9,888	7,461,775
4.25%, 03/15/49 (Call 09/15/48)	6,525	5,324,338
4.45%, 04/01/30 (Call 01/01/30)(a)	3,411	3,288,691
4.88%, 03/03/33 (Call 12/03/32)(a)	5,111	4,955,716
5.05%, 03/03/53 (Call 09/03/52)(a)	9,363	8,639,517
5.30%, 04/01/50 (Call 10/01/49)(a)	10,833	10,316,031
6.20%, 01/15/38(a)	11,986	12,772,004
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	10,138	8,796,928
1.80%, 09/22/31 (Call 06/22/31)	24,153	19,467,308
3.95%, 09/09/27 (Call 08/09/27)(a)	7,227	7,000,545
		463,988,428
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	10,010	7,409,465
4.45%, 06/01/32 (Call 03/01/32)(a)	9,010	8,415,839
6.59%, 10/15/37(a)	8,664	9,346,340
		25,171,644
Total Long-Term Investments — 97.9% (Cost: $31,868,490,400)		27,275,088,766
	Shares
Short-Term Securities
Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	2,006,737,820	2,007,339,841
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	183,940,000	$183,940,000
Total Short-Term Securities — 7.9% (Cost: $2,190,268,612)		2,191,279,841
Total Investments — 105.8% (Cost: $34,058,759,012)		29,466,368,607
Liabilities in Excess of Other Assets — (5.8)%		(1,608,744,898)
Net Assets — 100.0%		$27,857,623,709

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$27,275,088,766	$—	$27,275,088,766
Short-Term Securities
Money Market Funds	2,191,279,841	—	—	2,191,279,841
	$2,191,279,841	$27,275,088,766	$—	$29,466,368,607
Schedule of Investments

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares 10+ Year Investment Grade Corporate Bond ETF	iShares Core U.S. Aggregate Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,147,805,877	$103,811,054,072	$14,111,060,803	$27,275,088,766
Investments, at value—affiliated(c)	244,524,317	5,198,782,378	2,752,726,422	2,191,279,841
Cash	20,224	21,040,997	—	97,085
Cash pledged as collateral for TBA commitments	—	36,152,000	—	—
Foreign currency, at value(d)	—	116	40,544	—
Receivables:
Investments sold	4,116,923	369,733,694	45,153,824	205,456,231
Securities lending income—affiliated	57,023	262,606	1,046,920	523,953
TBA sales commitments	—	265,352,799	—	—
Capital shares sold	52,924	5,139,528	829,422	418,475
Dividends— affiliated	73,118	19,088,645	307,234	944,012
Interest—unaffiliated	30,211,095	803,309,023	238,460,033	329,194,248
Total assets	2,426,861,501	110,529,915,858	17,149,625,202	30,003,002,611
LIABILITIES
Bank overdraft	—	—	3,756,990	—
Collateral on securities loaned, at value	226,091,474	688,063,125	2,634,710,858	2,006,379,719
TBA sales commitments, at value(e)	—	264,180,722	—	—
Payables:
Investments purchased	1,215,000	4,460,714,444	138,742,530	131,593,536
Capital shares redeemed	93,671	25,177,324	1,363,078	4,012,184
Investment advisory fees	71,920	2,294,037	6,092,834	3,393,463
Total liabilities	227,472,065	5,440,429,652	2,784,666,290	2,145,378,902
Commitments and contingent liabilities
NET ASSETS	$2,199,389,436	$105,089,486,206	$14,364,958,912	$27,857,623,709
NET ASSETS CONSIST OF
Paid-in capital	$2,755,130,449	$118,963,670,261	$17,505,966,333	$34,508,994,862
Accumulated loss	(555,741,013)	(13,874,184,055)	(3,141,007,421)	(6,651,371,153)
NET ASSETS	$2,199,389,436	$105,089,486,206	$14,364,958,912	$27,857,623,709
NET ASSET VALUE
Shares outstanding	45,000,000	1,103,800,000	188,000,000	265,400,000
Net asset value	$48.88	$95.21	$76.41	$104.96
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,623,049,596	$116,290,218,699	$15,342,076,240	$31,868,490,400
(b) Securities loaned, at value	$216,572,865	$578,397,148	$2,523,721,435	$1,923,686,037
(c) Investments, at cost—affiliated	$244,460,973	$5,197,896,506	$2,751,757,998	$2,190,268,612
(d) Foreign currency, at cost	$—	$118	$40,128	$—
(e) Proceeds from TBA sales commitments	$—	$265,352,799	$—	$—
2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1010-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

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The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® Bloomberg Roll Select Commodity Strategy ETF
Investment Objective
The iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis, as represented by the Bloomberg Roll Select Commodity Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.47%	1.44%	7.04%	4.49%	1.44%	40.55%	30.56%
Fund Market	0.09	1.09	6.94	4.43	1.09	39.85	30.11
Index	0.72	2.06	7.75	5.10	2.06	45.27	35.24
The inception date of the Fund was April 3, 2018. The first day of secondary market trading was April 5, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,004.70	$1.35	$1,000.00	$1,023.50	$1.36	0.27%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Commercial Paper	55.3%
U.S. Treasury Obligations	32.1
Certificates of Deposit	4.1
Money Market Funds	4.8
Cash	7.3
Futures	3.5
Other assets, less liabilities	(7.1)
COMMODITIES EXPOSURE
Sector Exposure(a)	Percent of Exposure
Energy Futures	29.5%
Agriculture Futures	27.9
Precious Metals Futures	20.0
Industrial Metals Futures	16.8
Livestock Futures	5.8

(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Commodity Curve Carry Strategy ETF
Investment Objective
The iShares Commodity Curve Carry Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of commodities with the top ten highest ranking roll yields, on a total return basis, selected from a broad commodity universe, as represented by the ICE BofA Commodity Enhanced Carry Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.74%	18.24%	20.19%	18.24%	96.11%
Fund Market	5.98	17.71	20.01	17.71	95.09
Index	7.07	19.12	20.99	19.12	100.98
The inception date of the Fund was September 1, 2020. The first day of secondary market trading was September 3, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,067.40	$1.95	$1,000.00	$1,023.00	$1.91	0.38%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Commercial Paper	55.4%
U.S. Treasury Obligations	15.7
Certificates of Deposit	11.5
Money Market Funds	13.3
Cash	2.0
Total Return Commodity Swaps	7.1
Other assets, less liabilities	(5.0)
FIVE LARGEST HOLDINGS
Security	Percent of Net Assets
U.S. Treasury Bill, 5.41%, 06/25/24	3.1%
U.S. Treasury Bill, 5.38%, 07/05/24	2.8
U.S. Treasury Bill, 5.34%, 06/13/24	1.6
U.S. Treasury Bill, 5.38%, 06/20/24	1.6
U.S. Treasury Bill, 5.38%, 09/12/24	1.5
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® Gold Strategy ETF
Investment Objective
The iShares Gold Strategy ETF (the “Fund”) seeks to track the investment results of an index that provides exposure, on a total return basis, to the price performance of gold, as represented by the Bloomberg Composite Gold Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	15.15%	14.49%	10.93%	8.91%	14.49%	67.99%	65.51%
Fund Market	15.25	14.67	10.93	8.92	14.67	67.95	65.61
Index	15.18	14.68	11.21	9.17	14.68	70.13	67.82
The inception date of the Fund was June 6, 2018. The first day of secondary market trading was June 8, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,151.50	$1.02	$1,000.00	$1,023.90	$0.96	0.19%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Commercial Paper	54.1%
U.S. Treasury Obligations	16.7
Certificates of Deposit	8.6
Grantor Trust	18.4
Money Market Funds	1.8
Cash	4.3
Futures	2.0
Other assets, less liabilities	(5.9)
COMMODITY-LINKED FUTURES
Sector Exposure(a)	Percent of Net Assets
Gold Futures	75.5%

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF
Investment Objective
The iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis, as represented by the S&P GSCI Dynamic Roll (USD) Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.42%	7.99%	6.60%	0.97%	7.99%	37.67%	9.62%
Fund Market	1.99	7.89	6.57	0.94	7.89	37.48	9.37
Index	2.53	8.22	7.00	(1.13)	8.22	40.28	(10.30)
The inception date of the Fund was October 15, 2014. The first day of secondary market trading was October 16, 2014.
Index performance through January 30, 2020 reflects the performance of the S&P GSCI Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend Total Return Index. Index performance beginning on January 31, 2020 reflects the performance of the S&P GSCI Dynamic Roll (USD) Total Return Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,024.20	$2.42	$1,000.00	$1,022.50	$2.41	0.48%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Commercial Paper	50.3%
U.S. Treasury Obligations	17.4
Certificates of Deposit	15.5
Money Market Funds	7.3
Cash	7.9
Futures	(0.9)
Other assets, less liabilities	2.5
COMMODITY-LINKED FUTURES
Sector Exposure(a)	Percent of Net Assets
Energy Futures	57.6%
Agriculture Futures	16.4
Industrial Metals Futures	11.8
Livestock Futures	8.3
Gold Futures	5.4
Precious Metals Futures	0.5

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® Transition-Enabling Metals ETF
The iSharesTransition-Enabling Metals ETF (the “Fund”) seeks to track the investment results of an index that provides exposure to metals that are essential to a wide range of clean energy technologies supporting the transition to a low-carbon economy, as represented by the ICE Clean Energy Transition Metals Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	16.52%	16.12%
Fund Market	16.15	15.59
Index	16.90	16.65
The inception date of the Fund was September 26, 2023. The first day of secondary market trading was September 28, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,165.20	$2.48	$1,000.00	$1,022.60	$2.31	0.46%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Net Assets
Commercial Paper	46.6%
U.S. Treasury Obligations	15.9
Certificates of Deposit	13.9
Money Market Funds	12.8
Cash	5.3
Futures	8.0
Other assets, less liabilities	(2.5)
COMMODITY-LINKED FUTURES
Sector Exposure(a)	Percent of Net Assets
Industrial Metals Futures	76.7%
Precious Metals Futures	23.4

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.
8
2024 iShares Semi-Annual Report to Shareholders

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
About Fund Performance/Disclosure of Expenses
9

Consolidated Schedule of Investments (unaudited)
April 30, 2024
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Credit Industriel et Commercial, 5.46%, 06/17/24	$1,250	$1,249,975
Mizuho Bank Ltd./New York, 5.57%, 06/07/24	2,500	2,500,216
Norinchukin Bank, 5.36%, 05/07/24	3,000	2,999,979
Swedbank AB, 5.35%, 05/07/24	2,790	2,789,998
Total Certificates of Deposit — 4.1% (Cost: $9,540,050)		9,540,168
Commercial Paper
Amcor Finance USA Inc., 5.46%, 05/10/24	1,250	1,248,108
Amcor Flexibles North America Inc., 5.60%, 05/14/24	3,000	2,993,483
Ameren Illinois Co., 5.50%, 05/16/24	2,350	2,344,271
American Electric Power Co. Inc., 5.50%, 05/16/24	1,780	1,775,661
American Honda Finance Corp.
5.42%, 05/08/24	1,500	1,498,196
5.66%, 07/08/24	2,740	2,710,580
BASF SE, 5.48%, 07/03/24	3,000	2,971,040
Britannia Funding Co. LLC
5.45%, 06/24/24	2,500	2,479,343
5.48%, 07/10/24	1,930	1,909,379
Brookfield Corporate Treasury Ltd., 5.69%, 05/07/24	3,000	2,996,687
Chariot Funding LLC, 5.34%, 05/09/24	2,800	2,796,267
Cisco Systems Inc., 5.34%, 05/20/24	2,650	2,642,168
CRH America Finance Inc.
5.53%, 05/20/24	1,500	1,495,409
5.61%, 06/07/24	2,000	1,988,230
DTE Electric Co., 5.69%, 05/10/24	2,500	2,496,054
Duke Energy Corp., 5.51%, 05/17/24	3,000	2,992,221
Enbridge U.S. Inc., 5.52%, 05/01/24	2,730	2,729,581
Enel Finance America LLC, 5.50%, 05/20/24	1,250	1,246,190
EssilorLuxottica SA, 5.33%, 05/30/24	4,229	4,210,287
Goldman Sachs International, 5.42%, 06/11/24	3,000	2,981,163
Henkel of America Inc., 5.31%, 05/23/24	1,750	1,744,086
Hyundai Capital America, 5.60%, 06/04/24	2,250	2,237,808
Ionic Funding LLC, 5.44%, 05/21/24	750	747,627
Keurig Dr. Pepper Inc., 5.60%, 06/24/24	1,590	1,576,506
Komatsu Finance America Inc., 5.42%, 07/17/24	2,730	2,698,296
Korea Development Bank/New York NY, 5.34%, 05/09/24	2,750	2,746,334
Lime Funding LLC, 5.43%, 06/14/24	2,250	2,234,827
LSEGA Financing PLC
5.41%, 05/01/24	3,000	2,999,549
5.54%, 07/12/24	2,960	2,927,108
Mackinac Funding Co. LLC, 5.34%, 05/07/24	4,510	4,505,326
Marriott International Inc./MD, 5.60%, 05/31/24	1,500	1,492,805
Massachusetts Mutual Life Insurance Co., 5.37%, 06/03/24	2,740	2,726,171
Mercedes-Benz Finance North America LLC, 5.47%, 06/14/24	2,740	2,721,402
Microchip Technology Inc., 5.62%, 05/21/24	1,000	996,732
Microsoft Corp., 5.32%, 05/15/24	2,700	2,694,030
Mitsubishi HC Finance America LLC, 5.63%, 05/28/24	2,000	1,991,277
Mohawk Industries Inc., 5.43%, 05/06/24	1,820	1,818,353
Nederlandse Waterschapsbank NV, 5.34%, 05/07/24	3,000	2,996,891
NextEra Energy Capital Holdings Inc.
5.45%, 05/07/24	2,010	2,007,874
5.61%, 06/07/24	2,190	2,177,112
Security	Par (000)	Value
Penske Truck Leasing Co. LP
5.51%, 05/03/24	$1,040	$1,039,523
5.51%, 05/06/24	1,390	1,388,724
5.58%, 05/13/24	1,940	1,936,101
PPG Industries Inc., 5.45%, 05/10/24	4,230	4,223,604
Ryder System Inc., 5.58%, 05/28/24	3,000	2,987,512
Santander U.K. PLC, 5.40%, 06/07/24	1,750	1,740,077
TotalEnergies Capital SA
5.41%, 06/13/24	2,700	2,682,266
5.43%, 06/26/24	1,770	1,755,187
UnitedHealth Group Inc., 5.44%, 06/28/24	4,230	4,192,594
Virginia Electric & Power Co., 5.44%, 05/10/24	2,000	1,996,982
Volvo Treasury North America LP, 5.68%, 07/24/24	2,770	2,733,331
VW Credit Inc.
5.50%, 05/16/24	1,750	1,745,734
5.61%, 06/06/24	2,000	1,988,541
WEC Energy Group Inc.
5.44%, 05/07/24	2,750	2,747,096
5.53%, 05/20/24	1,750	1,744,644
Total Commercial Paper — 55.3% (Cost: $129,467,696)		129,446,348
U.S. Treasury Obligations(a)
U.S. Treasury Bill
5.34%, 06/04/24	5,000	4,975,079
5.34%, 06/13/24	5,000	4,968,558
5.37%, 05/07/24	13,000	12,988,558
5.37%, 05/14/24	9,000	8,982,873
5.38%, 05/30/24	3,000	2,987,252
5.38%, 06/20/24	10,000	9,926,736
5.38%, 07/05/24	11,500	11,390,678
5.39%, 05/21/24	1,500	1,495,608
5.39%, 06/18/24	500	496,493
5.40%, 06/11/24	5,000	4,970,019
5.41%, 05/23/24	1,000	996,773
5.41%, 06/25/24	1,000	991,937
5.41%, 06/27/24	10,250	10,164,432
Total U.S. Treasury Obligations — 32.1% (Cost: $75,338,544)		75,334,996
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	11,200,000	11,200,000
Total Money Market Funds — 4.8% (Cost: $11,200,000)		11,200,000
Total Investments — 96.3% (Cost: $225,546,290)		225,521,512
Other Assets Less Liabilities — 3.7%		8,632,641
Net Assets — 100.0%		$234,154,153

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
10
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Bloomberg Roll Select Commodity Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$13,440,000	$—	$(2,240,000)(a)	$—	$—	$11,200,000	11,200,000	$417,534	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	8,826	06/18/24	$233,651	$8,232,784
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$8,232,784	$—	$—	$—	$—	$—	$8,232,784

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$(22,551,843)	$—	$—	$—	$—	$—	$(22,551,843)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$14,273,855	$—	$—	$—	$—	$—	$14,273,855
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$242,106,849
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Consolidated Schedule of Investments
11

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$9,540,168	$—	$9,540,168
Commercial Paper	—	129,446,348	—	129,446,348
U.S. Treasury Obligations	—	75,334,996	—	75,334,996
Short-Term Securities
Money Market Funds	11,200,000	—	—	11,200,000
	$11,200,000	$214,321,512	$—	$225,521,512
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$8,232,784	$—	$—	$8,232,784

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
12
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)
April 30, 2024
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of America NA, 5.38%, 08/06/24	$270	$269,918
Bank of Montreal, 5.50%, 12/09/24	250	249,819
BNP Paribas SA, 5.83%, 08/08/24	250	250,185
Cooperatieve Rabobank UA, 5.27%, 02/05/25	250	249,429
Credit Industriel et Commercial, 5.20%, 02/04/25	250	249,281
DG Bank, 5.75%, 06/13/24	250	250,084
Mizuho Bank Ltd./New York
5.35%, 07/12/24	400	399,829
5.69%, 05/21/24, (1-day SOFR + 0.380%)(a)	250	250,032
MUFG Bank Ltd., 5.24%, 01/10/25	250	249,372
MUFG Bank Ltd./New York, 5.39%, 03/06/25	250	249,656
Norinchukin Bank, 5.36%, 05/07/24	340	339,998
Standard Chartered Bank, 5.20%, 01/08/25	250	249,226
Sumitomo Mitsui Banking Corp./New York, 5.53%, 07/23/24, (1-day SOFR + 0.210%)(a)	250	250,037
Sumitomo Mitsui Banking Corp/New York, 5.49%, 08/06/24, (1-day SOFR + 0.170%)(a)	270	270,006
Sumitomo Mitsui Trust Bank Ltd., 5.56%, 10/23/24	500	500,008
Svenska Handelsbanken/New York NY, 5.62%, 02/06/25, (1-day SOFR + 0.300%)(a)	250	250,034
Swedbank AB, 5.35%, 05/07/24	340	340,000
Wells Fargo Bank N.A., 5.92%, 09/04/24, (1-day SOFR + 0.600%)(a)	250	250,370
Westpac Banking Corp., 5.35%, 01/28/25	370	369,534
Total Certificates of Deposit — 11.5% (Cost: $5,489,939)		5,486,818
Commercial Paper
Alinghi Funding Co. LLC, 5.44%, 06/18/24	250	248,163
Amcor Flexibles North America Inc.
5.58%, 05/13/24	500	498,995
5.62%, 05/16/24	300	299,252
Ameren Illinois Co., 5.50%, 05/16/24	430	428,952
American Honda Finance Corp., 5.59%, 06/05/24	430	427,611
ANZ New Zealand International Ltd./London
5.38%, 06/17/24	250	248,218
5.55%, 11/04/24	280	280,056
Aquitaine Funding Co. LLC, 5.46%, 05/31/24	450	447,896
Australia & New Zealand Banking Group Ltd., 5.42%, 01/06/25	250	240,904
Banco Santander SA, 5.53%, 08/29/24	270	265,073
BASF SE, 5.48%, 07/03/24	500	495,173
Bay Square Funding LLC
5.55%, 10/01/24	380	379,967
5.58%, 10/11/24	400	400,009
Bell Telephone Co. of Canada or Bell Canada (The), 5.42%, 05/03/24	250	249,887
BPCE SA, 5.36%, 06/06/24	250	248,631
Britannia Funding Co. LLC
5.55%, 09/05/24	250	245,159
5.57%, 09/24/24	120	117,330
Brookfield Corporate Treasury Ltd., 5.69%, 05/07/24	500	499,448
Caisse d'Amortissement de la Dette Sociale, 5.44%, 07/09/24	500	494,766
CDP Financial Inc., 5.50%, 10/04/24	250	244,148
Cisco Systems Inc.
5.34%, 05/20/24	350	348,966
5.40%, 07/12/24	370	365,993
Security	Par (000)	Value
Citigroup Global Markets Inc.
5.55%, 09/16/24	$250	$244,759
5.59%, 01/24/25	500	499,998
Commonwealth Bank of Australia
5.39%, 11/08/24	250	243,009
5.51%, 11/07/24, (1-day SOFR + 0.200%)(a)(b)	370	369,939
Credit Agricole Corporate and Investment Bank/New York, 5.39%, 08/23/24	370	363,733
CRH America Finance Inc.
5.58%, 05/28/24	250	248,919
5.63%, 06/18/24	250	248,100
DBS Bank Ltd., 5.49%, 09/19/24	370	362,163
DTE Electric Co., 5.69%, 05/10/24	500	499,211
Duke Energy Corp., 5.51%, 05/17/24	350	349,092
Enbridge U.S. Inc., 5.52%, 05/01/24	260	259,960
Enel Finance America LLC
5.50%, 05/20/24	250	249,238
5.58%, 06/14/24	250	248,267
EssilorLuxottica SA, 5.33%, 05/30/24	410	408,186
Goldman Sachs International, 5.42%, 06/11/24	700	695,605
Henkel of America Inc., 5.31%, 05/23/24	250	249,155
HSBC USA Inc., 5.64%, 01/21/25	300	287,991
ING U.S. Funding LLC
5.55%, 10/24/24	400	389,382
5.55%, 11/25/24	340	339,978
John Deere Capital Corp., 5.32%, 05/08/24	350	349,587
Keurig Dr. Pepper Inc., 5.60%, 06/24/24	310	307,369
Komatsu Finance America Inc., 5.42%, 07/17/24	500	494,193
Korea Development Bank/New York NY, 5.34%, 05/09/24	250	249,667
Liberty Street Funding LLC, 5.52%, 09/16/24	380	372,070
Lime Funding LLC, 5.45%, 06/28/24	250	247,788
LMA-Americas LLC, 5.46%, 07/15/24	370	365,786
LSEGA Financing PLC
5.41%, 05/01/24	250	249,962
5.54%, 07/12/24	300	296,666
LVMH Moet Hennessy Louis Vuitton SE
5.41%, 03/20/25	290	276,529
5.42%, 11/25/24	250	242,368
Macquarie Bank Ltd., 5.59%, 02/18/25	250	239,086
Marriott International Inc./MD, 5.60%, 05/31/24	250	248,801
Microsoft Corp., 5.32%, 05/15/24	340	339,248
Mohawk Industries Inc., 5.43%, 05/06/24	310	309,720
National Bank of Canada, 5.55%, 02/25/25	270	258,020
Nederlandse Waterschapsbank NV, 5.34%, 05/07/24	340	339,648
NextEra Energy Capital Holdings Inc., 5.61%, 06/06/24	500	497,135
Oversea-Chinese Banking Corp. Ltd., 5.38%, 07/03/24	380	376,402
Penske Truck Leasing Co. LP
5.51%, 05/03/24	260	259,881
5.51%, 05/06/24	480	479,559
5.69%, 06/14/24	250	248,236
Philip Morris International Inc., 5.39%, 06/04/24	300	298,436
Podium Funding Trust, 5.41%, 06/03/24	300	298,475
PPG Industries Inc., 5.45%, 05/10/24	250	249,622
Pure Grove Funding, 5.57%, 10/02/24	250	244,146
Ryder System Inc., 5.58%, 05/28/24	330	328,626
Suncorp-Metway Ltd.
5.45%, 07/08/24	250	247,414
5.46%, 07/29/24	270	266,362
Swedbank AB, 5.61%, 02/05/25, (1-day SOFR + 0.300%)(a)(b)	250	250,037
Telstra Group Ltd., 5.43%, 06/04/24	250	248,686
Consolidated Schedule of Investments
13

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TotalEnergies Capital SA, 5.43%, 06/26/24	$500	$495,816
Toyota Motor Credit Corp., 5.40%, 07/29/24	250	246,669
UnitedHealth Group Inc.
5.44%, 06/28/24	500	495,579
5.49%, 09/23/24	300	293,471
Virginia Electric & Power Co., 5.44%, 05/10/24	500	499,245
VW Credit Inc.
5.42%, 05/02/24	250	249,925
5.50%, 05/16/24	450	448,903
Westpac Securities NZ Ltd., 5.57%, 01/24/25	270	259,205
Total Commercial Paper — 55.4% (Cost: $26,506,265)		26,499,620
U.S. Treasury Obligations(c)
U.S. Treasury Bill
5.28%, 09/05/24	250	245,401
5.34%, 06/04/24	250	248,754
5.34%, 06/13/24	750	745,284
5.38%, 05/28/24	500	498,024
5.38%, 06/20/24	750	744,505
5.38%, 07/05/24	1,350	1,337,166
5.38%, 09/12/24	750	735,474
5.39%, 05/21/24	500	498,536
5.39%, 06/06/24	500	497,359
5.39%, 09/26/24	500	489,314
5.41%, 06/25/24	1,500	1,487,906
Total U.S. Treasury Obligations — 15.7% (Cost: $7,529,077)		7,527,723
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	6,390,000	$6,390,000
Total Money Market Funds — 13.3% (Cost: $6,390,000)		6,390,000
Total Investments — 95.9% (Cost: $45,915,281)		45,904,161
Other Assets Less Liabilities — 4.1%		1,954,806
Net Assets — 100.0%		$47,858,967

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,810,000	$—	$(1,420,000)(a)	$—	$—	$6,390,000	6,390,000	$197,328	$—

(a)	Represents net amount purchased (sold).
14
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Commodity Curve Carry Strategy ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	08/30/24	USD	12,640,026	$835,418	$(118,618)	$954,036
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	13,213,135	693,129	(492,510)	1,185,639
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	2,169,633	122,272	(44,766)	167,038
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	990,228	84,190	(16,129)	100,319
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,031,118	48,096	(15,195)	63,291
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,005,241	71,334	(13,113)	84,447
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,016,063	62,133	(11,063)	73,196
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,018,407	59,219	(10,775)	69,994
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	7,098,849	454,355	(70,749)	525,104
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	2,172,882	143,354	(20,649)	164,003
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,056,909	24,102	(7,604)	31,706
5.25%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,097,364	(13,541)	(4,362)	(9,179)
									$2,584,061	$(825,533)	$3,409,594

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the Reference Entity below for more details.
Reference Entity
The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of April 30, 2024.
Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/31/2024	25.6%
LME Copper	12/17/2024	16.6
Gas Oil	12/12/2024	12.5
RBOB Gasoline	11/29/2024	9.6
Soybeans	11/14/2024	8.5
Sugar	2/28/2025	7.5
WTI Crude Oil	11/20/2024	7.1
Coffee	12/18/2024	4.3
Live Cattle	10/31/2024	3.8
LME Zinc	12/17/2024	3.4
Lean Hogs	10/14/2024	1.2
Consolidated Schedule of Investments
15

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Commodity Curve Carry Strategy ETF

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$(825,533)	$3,418,773	$(9,179)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$3,418,773	$—	$—	$—	$—	$—	$3,418,773
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$834,712	$—	$—	$—	$—	$—	$834,712
For the period ended April 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$(897,832)	$—	$—	$—	$—	$—	$(897,832)
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$2,989,377	$—	$—	$—	$—	$—	$2,989,377
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Total return swaps:
Average notional value	$38,268,354
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC(a)	$3,418,773	$834,712
Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,418,773	834,712
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$3,418,773	$834,712

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Citibank N.A.	$954,036	$(118,618)	$—	$(835,418)	$—
16
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Commodity Curve Carry Strategy ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Merrill Lynch International	$2,464,737	$(716,094)	$—	$—	$1,748,643
	$3,418,773	$(834,712)	$—	$(835,418)	$1,748,643

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(d)
Citibank N.A.	$118,618	$—	$—	$—	$118,618
Merrill Lynch International	716,094	—	—	—	716,094
	$834,712	$—	$—	$—	$834,712

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$5,486,818	$—	$5,486,818
Commercial Paper	—	26,499,620	—	26,499,620
U.S. Treasury Obligations	—	7,527,723	—	7,527,723
Short-Term Securities
Money Market Funds	6,390,000	—	—	6,390,000
	$6,390,000	$39,514,161	$—	$45,904,161
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$3,418,773	$—	$3,418,773
Liabilities
Commodity Contracts	—	(9,179)	—	(9,179)
	$—	$3,409,594	$—	3,409,594

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
Consolidated Schedule of Investments
17

Consolidated Schedule of Investments (unaudited)
April 30, 2024
iShares® Gold Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of America NA, 5.38%, 08/06/24	$270	$269,918
Bank of Montreal, 5.50%, 12/09/24	300	299,782
Credit Agricole Corporate & Investment Bank SA, 5.40%, 08/21/24	400	399,916
Mizuho Bank Ltd./New York
5.56%, 11/06/24	350	349,993
5.57%, 06/07/24	250	250,021
MUFG Bank Ltd., 5.19%, 01/08/25	280	279,218
Norinchukin Bank, 5.36%, 05/07/24	340	339,998
Oversea-Chinese Banking Corp. Ltd., 5.55%, 11/26/24	350	349,928
Standard Chartered Bank, 5.20%, 01/08/25	280	279,133
Sumitomo Mitsui Banking Corp/New York, 5.49%, 08/06/24, (1-day SOFR + 0.170%)(a)	250	250,005
Sumitomo Mitsui Trust Bank Ltd., 5.56%, 10/23/24	250	250,004
Svenska Handelsbanken/New York NY, 5.62%, 02/06/25, (1-day SOFR + 0.300%)(a)	250	250,034
Swedbank AB, 5.35%, 05/07/24	340	340,000
Wells Fargo Bank NA, 5.65%, 01/30/25, (1-day SOFR + 0.340%)(a)	250	250,174
Total Certificates of Deposit — 8.6% (Cost: $4,159,787)		4,158,124
Commercial Paper
Alinghi Funding Co. LLC, 5.37%, 05/07/24	350	349,635
Amcor Finance USA Inc., 5.46%, 05/10/24	250	249,622
Amcor Flexibles North America Inc., 5.58%, 05/13/24	250	249,498
Ameren Illinois Co., 5.50%, 05/16/24	310	309,244
American Honda Finance Corp.
5.59%, 06/05/24	300	298,333
5.66%, 07/08/24	320	316,564
ANZ New Zealand International Ltd./London, 5.55%, 11/04/24	280	280,056
Aquitaine Funding Co. LLC, 5.46%, 05/31/24	250	248,831
Australia & New Zealand Banking Group Ltd., 5.42%, 01/06/25	250	240,904
Banco Santander SA, 5.53%, 08/29/24	270	265,073
BASF SE, 5.48%, 07/03/24	350	346,621
Bay Square Funding LLC
5.55%, 10/01/24	250	249,979
5.58%, 10/11/24	280	280,006
Bell Telephone Co. of Canada or Bell Canada (The), 5.42%, 05/03/24	250	249,887
Brighthouse Financial Short Term Funding LLC, 5.43%, 06/20/24	250	248,091
Bristol-Myers Squibb Co., 5.41%, 09/30/24	250	244,380
Britannia Funding Co. LLC, 5.48%, 07/10/24	450	445,192
Brookfield Corporate Treasury Ltd., 5.69%, 05/07/24	350	349,613
Cisco Systems Inc.
5.40%, 07/31/24	310	305,777
5.45%, 10/28/24	380	369,857
Citigroup Global Markets Inc., 5.55%, 10/21/24	250	243,468
Commonwealth Bank of Australia
5.36%, 08/12/24	270	265,881
5.54%, 11/18/24	290	289,950
Credit Agricole Corporate and Investment Bank/New York, 5.39%, 08/23/24	250	245,766
CRH America Finance Inc.
5.58%, 05/28/24	250	248,919
5.63%, 06/18/24	250	248,100
Security	Par (000)	Value
DBS Bank Ltd., 5.49%, 09/19/24	$250	$244,705
DNB Bank ASA, 5.47%, 12/05/24	290	280,660
DTE Electric Co., 5.69%, 05/10/24	500	499,211
Duke Energy Corp., 5.51%, 05/17/24	300	299,222
Enbridge U.S. Inc., 5.52%, 05/01/24	350	349,946
Enel Finance America LLC
5.50%, 05/20/24	250	249,238
5.58%, 06/14/24	250	248,267
Goldman Sachs International, 5.42%, 06/11/24	300	298,116
Henkel of America Inc.
5.37%, 07/22/24	500	493,890
5.42%, 08/30/24	250	245,493
HSBC USA Inc., 5.64%, 01/21/25	300	287,991
Hyundai Capital America, 5.60%, 06/04/24	250	248,645
ING U.S. Funding LLC
5.55%, 10/24/24	290	282,302
5.55%, 11/25/24	250	249,984
Ionic Funding LLC, 5.44%, 06/11/24	410	407,415
John Deere Capital Corp., 5.32%, 05/08/24	310	309,634
Keurig Dr. Pepper Inc., 5.60%, 06/24/24	1,100	1,090,665
Komatsu Finance America Inc., 5.42%, 07/17/24	450	444,774
LSEGA Financing PLC, 5.41%, 05/01/24	350	349,947
LVMH Moet Hennessy Louis Vuitton Inc., 5.42%, 12/04/24	250	242,055
LVMH Moet Hennessy Louis Vuitton SE, 5.41%, 07/10/24	250	247,361
Mackinac Funding Co. LLC, 5.42%, 06/05/24	250	248,654
Macquarie Bank Ltd., 5.58%, 07/25/24	250	246,709
Marriott International Inc./MD, 5.60%, 05/31/24	250	248,801
Massachusetts Mutual Life Insurance Co., 5.37%, 06/03/24	390	388,032
Mercedes-Benz Finance North America LLC, 5.47%, 06/14/24	390	387,353
Microchip Technology Inc., 5.62%, 05/21/24	500	498,366
National Bank of Canada, 5.54%, 01/22/25	250	240,132
Nederlandse Waterschapsbank NV, 5.34%, 05/07/24	340	339,648
NextEra Energy Capital Holdings Inc., 5.61%, 06/07/24	260	258,470
Oversea-Chinese Banking Corp. Ltd., 5.38%, 07/03/24	250	247,633
Penske Truck Leasing Co. LP
5.51%, 05/06/24	310	309,715
5.58%, 05/13/24	270	269,457
5.69%, 06/14/24	250	248,236
Pfizer Inc., 5.37%, 06/04/24	500	497,402
Philip Morris International Inc., 5.39%, 06/04/24	300	298,436
PPG Industries Inc., 5.45%, 05/10/24	550	549,168
Pure Grove Funding, 5.50%, 08/07/24	250	246,277
Ridgefield Funding Co. LLC, 5.37%, 05/20/24	380	378,870
Royal Bank of Canada, 5.49%, 10/15/24	290	282,757
Sanofi SA
5.41%, 07/17/24	290	286,637
5.43%, 07/24/24	500	493,676
Suncorp-Metway Ltd.
5.45%, 07/08/24	250	247,414
5.46%, 07/29/24	250	246,631
Swedbank AB, 5.61%, 02/05/25, (1-day SOFR + 0.300%)(a)(b)	250	250,037
TotalEnergies Capital SA, 5.43%, 06/26/24	470	466,067
UnitedHealth Group Inc.
5.44%, 06/28/24	350	346,905
5.47%, 09/16/24	280	274,204
Virginia Electric & Power Co., 5.44%, 05/10/24	250	249,623
Volvo Treasury North America LP, 5.67%, 07/17/24	390	385,266
VW Credit Inc.
5.42%, 05/02/24	250	249,925
18
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Gold Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.61%, 06/06/24	$500	$497,135
WEC Energy Group Inc., 5.44%, 05/07/24	350	349,630
Westpac Securities NZ Ltd., 5.57%, 01/24/25	270	259,206
Westpac Securities NZ Ltd./London
5.57%, 01/09/25	250	240,551
5.71%, 01/31/25	260	260,000
Total Commercial Paper — 54.1% (Cost: $26,103,599)		26,095,791
U.S. Treasury Obligations(c)
U.S. Treasury Bill
4.81%, 11/29/24	500	484,983
5.28%, 09/05/24	750	736,202
5.34%, 06/04/24	250	248,754
5.34%, 06/13/24	1,000	993,712
5.37%, 05/07/24	750	749,340
5.38%, 07/05/24	1,150	1,139,068
5.38%, 09/12/24	500	490,316
5.38%, 10/17/24	1,000	975,683
5.39%, 06/06/24	500	497,359
5.39%, 09/26/24	250	244,657
5.40%, 06/11/24	250	248,501
5.41%, 06/25/24	500	495,968
5.41%, 06/27/24	750	743,739
Total U.S. Treasury Obligations — 16.7% (Cost: $8,050,962)		8,048,282
	Shares	Value
Grantor Trust — 18.4%
Grantor Trust —
iShares Gold Trust(d)(e)	204,688	8,862,990
Total Grantor Trust (Cost: $7,701,383)		8,862,990
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(f)	850,000	$850,000
Total Money Market Funds — 1.8% (Cost: $850,000)		850,000
Total Investments — 99.6% (Cost: $46,865,731)		48,015,187
Other Assets Less Liabilities — 0.4%		203,499
Net Assets — 100.0%		$48,218,686

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Non-income producing security.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,340,000	$—	$(3,490,000)(a)	$—	$—	$850,000	850,000	$62,747	$—
iShares Gold Trust	10,005,405	10,624,075	(12,953,305)	901,114	285,701	8,862,990	204,688	—	—
				$901,114	$285,701	$9,712,990		$62,747	$—

(a)	Represents net amount purchased (sold).
Consolidated Schedule of Investments
19

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Gold Strategy ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Glod 100 OZ	158	06/26/24	$36,386	$940,338
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$940,338	$—	$—	$—	$—	$—	$940,338

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$1,847,255	$—	$—	$—	$—	$—	$1,847,255
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$901,430	$—	$—	$—	$—	$—	$901,430
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,527,640
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$4,158,124	$—	$4,158,124
Commercial Paper	—	26,095,791	—	26,095,791
U.S. Treasury Obligations	—	8,048,282	—	8,048,282
Grantor Trust	8,862,990	—	—	8,862,990
Short-Term Securities
Money Market Funds	850,000	—	—	850,000
	$9,712,990	$38,302,197	$—	$48,015,187
20
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Gold Strategy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$940,338	$—	$—	$940,338

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
Consolidated Schedule of Investments
21

Consolidated Schedule of Investments (unaudited)
April 30, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Banco Santander SA, 5.52%, 10/31/24	$6,560	$6,560,000
Bank of America NA
5.47%, 08/13/24	2,250	2,249,800
5.75%, 11/07/24	4,000	4,001,415
Bank of Montreal, 5.80%, 11/08/24	5,120	5,124,196
Bank of Nova Scotia (The), 5.80%, 11/08/24	3,510	3,513,161
BNP Paribas SA, 5.83%, 08/08/24	6,820	6,825,058
Canadian Imperial Bank of Commerce/New York, 5.95%, 07/22/24, (1-day SOFR + 0.640%)(a)	5,000	5,006,714
Commonwealth Bank of Australia, 5.70%, 11/27/24	2,150	2,152,136
Cooperatieve Rabobank UA, 5.27%, 02/05/25	4,000	3,990,861
Credit Agricole Corporate & Investment Bank SA, 5.40%, 08/21/24	6,250	6,248,684
Credit Industriel et Commercial, 5.46%, 06/17/24	3,000	2,999,940
HSBC Bank USA NA, 5.79%, 11/25/24	3,000	3,000,920
Mizuho Bank Ltd./New York
5.56%, 11/06/24	5,000	4,999,894
5.57%, 06/07/24	6,500	6,500,561
MUFG Bank Ltd./New York, 5.56%, 10/25/24	5,540	5,539,516
Northern Trust Co. (The), 5.40%, 09/20/24	5,530	5,527,694
Oversea-Chinese Banking Corp. Ltd., 5.55%, 11/26/24	5,500	5,498,869
Standard Chartered Bank, 6.07%, 07/24/24	5,500	5,504,528
Sumitomo Mitsui Banking Corp., 5.57%, 09/27/24	2,780	2,781,382
Sumitomo Mitsui Banking Corp/New York
5.49%, 08/06/24, (1-day SOFR + 0.170%)(a)	4,090	4,090,089
5.66%, 03/18/25, (1-day SOFR + 0.340%)(a)	4,140	4,140,531
Sumitomo Mitsui Trust Bank Ltd., 5.53%, 07/22/24, (1-day SOFR + 0.210%)	2,540	2,540,392
Toronto-Dominion Bank, 6.00%, 10/02/24	5,000	5,007,042
Wells Fargo Bank N.A., 5.92%, 09/04/24, (1-day SOFR + 0.600%)(a)	5,000	5,007,409
Wells Fargo Bank NA, 5.96%, 07/08/24, (1-day SOFR + 0.640%)(a)	4,000	4,004,214
Westpac Banking Corp., 5.40%, 04/09/25	4,250	4,244,213
Total Certificates of Deposit — 15.5% (Cost: $117,032,024)		117,059,219
Commercial Paper
Alinghi Funding Co. LLC, 5.44%, 06/18/24	6,560	6,511,798
Amcor Finance USA Inc., 5.46%, 05/10/24	3,500	3,494,703
Amcor Flexibles North America Inc., 5.60%, 05/14/24	6,000	5,986,967
Ameren Illinois Co., 5.50%, 05/16/24	6,120	6,105,081
American Honda Finance Corp.
5.42%, 05/08/24	4,000	3,995,188
5.66%, 07/08/24	7,150	7,073,229
Australia & New Zealand Banking Group Ltd., 5.36%, 07/30/24	3,000	2,959,884
Banco Santander SA, 5.55%, 10/11/24	6,000	5,852,108
Bank of Nova Scotia (The), 5.33%, 06/11/24	6,000	5,962,924
BASF SE, 5.48%, 07/03/24	8,000	7,922,773
Bell Telephone Co. of Canada or Bell Canada (The)
5.42%, 05/03/24	2,500	2,498,871
5.53%, 07/03/24	8,000	7,922,062
BofA Securities Inc., 5.58%, 11/15/24	4,950	4,801,820
BPCE SA, 5.36%, 06/06/24	6,930	6,892,058
Britannia Funding Co. LLC
5.45%, 06/24/24	3,000	2,975,212
5.46%, 07/02/24	2,500	2,476,322
Security	Par (000)	Value
5.55%, 09/05/24	$1,710	$1,676,886
Brookfield Corporate Treasury Ltd., 5.69%, 05/07/24	3,000	2,996,687
CDP Financial Inc., 5.38%, 06/07/24	1,081	1,074,898
Cisco Systems Inc., 5.34%, 05/20/24	2,720	2,711,962
Citigroup Global Markets Inc.
5.44%, 06/06/24	3,000	2,983,328
5.55%, 09/16/24	5,000	4,895,171
5.55%, 09/23/24	6,670	6,523,115
Commonwealth Bank of Australia
5.36%, 07/26/24	4,750	4,689,218
5.37%, 09/23/24	6,750	6,606,044
Concord Minutemen Capital Co. LLC, 5.60%, 12/06/24	2,950	2,852,392
Credit Agricole Corporate and Investment Bank/New York, 5.39%, 08/23/24	5,550	5,455,994
CRH America Finance Inc.
5.53%, 05/20/24	4,000	3,987,758
5.58%, 05/28/24	1,750	1,742,435
5.61%, 06/07/24	4,216	4,191,189
DNB Bank ASA, 5.52%, 04/01/25	3,950	3,756,323
DTE Electric Co., 5.69%, 05/10/24	6,000	5,990,529
Duke Energy Corp., 5.51%, 05/17/24	6,900	6,882,109
Enbridge U.S. Inc., 5.52%, 05/01/24	7,100	7,098,911
Enel Finance America LLC, 5.58%, 06/14/24	2,500	2,482,672
FMS Wertmanagement
5.26%, 05/02/24	4,000	3,998,832
5.26%, 05/03/24	4,000	3,998,247
Henkel of America Inc., 5.31%, 05/23/24	4,500	4,484,793
HSBC USA Inc.
5.64%, 01/21/25	7,000	6,719,783
5.66%, 02/12/25	2,640	2,525,568
Hyundai Capital America, 5.60%, 06/04/24	5,970	5,937,651
ING U.S. Funding LLC
5.51%, 09/03/24	2,025	1,986,685
5.51%, 09/06/24	1,620	1,588,630
5.55%, 10/24/24	5,800	5,646,039
5.56%, 11/18/24	2,500	2,499,921
Ionic Funding LLC, 5.44%, 06/11/24	5,960	5,922,424
Keurig Dr. Pepper Inc., 5.60%, 06/24/24	4,960	4,917,905
Koch Industries Inc., 5.39%, 06/03/24	7,290	7,253,069
Komatsu Finance America Inc., 5.42%, 07/17/24	5,320	5,258,217
Korea Development Bank/New York NY
5.34%, 05/09/24	7,000	6,990,669
5.44%, 07/16/24	1,500	1,482,739
5.50%, 09/18/24	1,370	1,341,132
LSEGA Financing PLC
5.41%, 05/01/24	8,000	7,998,797
5.54%, 07/12/24	5,000	4,944,439
LVMH Moet Hennessy Louis Vuitton SE
5.34%, 05/23/24	1,237	1,232,793
5.37%, 06/06/24	2,000	1,989,029
5.41%, 07/26/24	1,750	1,727,408
5.43%, 11/12/24	2,470	2,399,098
Mackinac Funding Co. LLC, 5.42%, 06/05/24	5,000	4,973,070
Macquarie Bank Ltd.
5.40%, 05/16/24	2,750	2,743,415
5.58%, 07/25/24	5,250	5,180,887
Massachusetts Mutual Life Insurance Co., 5.37%, 06/03/24	5,000	4,974,764
Microsoft Corp., 5.32%, 05/15/24	6,770	6,755,030
Mitsubishi HC Finance America LLC, 5.63%, 05/28/24	5,000	4,978,192
MUFG Bank Ltd./New York, 5.41%, 07/11/24	5,290	5,233,344
22
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
National Grid North America, Inc., 5.53%, 05/20/24	$4,250	$4,236,993
Nederlandse Waterschapsbank NV, 5.34%, 05/07/24	1,800	1,798,134
NextEra Energy Capital Holdings Inc., 5.53%, 05/20/24	7,500	7,477,046
Penske Truck Leasing Co. LP, 5.69%, 06/14/24	5,500	5,461,191
Podium Funding Trust, 5.41%, 06/03/24	3,500	3,482,205
PPG Industries Inc., 5.45%, 05/10/24	10,800	10,783,671
Ryder System Inc., 5.58%, 05/28/24	8,500	8,464,619
Sanofi SA, 5.43%, 07/26/24	4,270	4,214,710
Svenska Handelsbanken AB, 5.35%, 08/09/24	6,530	6,433,467
Telstra Group Ltd., 5.43%, 06/04/24	3,500	3,481,608
Toyota Motor Credit Corp., 5.40%, 07/29/24	5,680	5,604,314
Unilever Capital Corp., 5.34%, 05/20/24	4,000	3,988,175
Virginia Electric & Power Co., 5.44%, 05/10/24	6,150	6,140,719
Volvo Treasury North America LP, 5.80%, 11/15/24	1,250	1,211,142
VW Credit Inc., 5.60%, 05/30/24	6,370	6,340,433
WEC Energy Group Inc., 5.53%, 05/20/24	6,000	5,981,637
Westpac Banking Corp., 5.46%, 11/07/24	3,970	3,858,277
Wisconsin Electric Power Co., 5.43%, 05/06/24	2,275	2,272,942
Total Commercial Paper — 50.3% (Cost: $380,995,994)		380,942,474
U.S. Treasury Obligations(b)
U.S. Treasury Bill
5.07%, 02/20/25	5,000	4,794,944
5.28%, 09/05/24	12,500	12,270,033
5.31%, 08/29/24	3,000	2,947,691
5.34%, 06/13/24	17,000	16,893,098
5.37%, 05/14/24	3,500	3,493,339
5.38%, 05/28/24	15,000	14,940,713
5.38%, 07/05/24	13,500	13,371,666
Security	Par (000)	Value
5.38%, 09/12/24	$8,000	$7,845,056
5.39%, 05/21/24	3,000	2,991,217
5.39%, 06/18/24	7,500	7,447,400
5.39%, 09/19/24	8,000	7,836,832
5.39%, 09/26/24	5,000	4,893,145
5.39%, 10/24/24	5,000	4,873,408
5.41%, 06/25/24	15,000	14,879,057
5.45%, 05/16/24	12,000	11,973,612
Total U.S. Treasury Obligations — 17.4% (Cost: $131,480,258)		131,451,211
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	55,102,360	55,102,360
Total Money Market Funds — 7.3% (Cost: $55,102,360)		55,102,360
Total Investments — 90.5% (Cost: $684,610,636)		684,555,264
Other Assets Less Liabilities — 9.5%		71,670,283
Net Assets — 100.0%		$756,225,547

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$75,490,095	$—	$(20,387,735)(a)	$—	$—	$55,102,360	55,102,360	$1,705,979	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Brent Crude Oil	1,879	05/31/24	$162,214	$(4,966,277)
LME Lead	77	06/17/24	4,251	108,902
Live Cattle	459	06/28/24	32,125	(2,264,474)
Consolidated Schedule of Investments
23

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Sugar	582	06/28/24	$12,652	$(948,889)
Wheat	662	07/12/24	19,968	(2,523,922)
Wheat KCBT	257	07/12/24	8,163	481,065
Coffee	98	07/19/24	7,962	85,126
WTI Crude Oil	1,864	08/20/24	148,952	(4,546,757)
Live Cattle	116	08/29/24	14,819	332,899
Cocoa	88	09/13/24	7,748	(272,502)
Soybeans	422	09/13/24	24,408	(295,351)
RBOB Gasoline	309	09/30/24	30,217	(652,294)
Lean Hogs	462	10/14/24	15,819	(116,027)
NY Harbor ULSD (Heat Oil)	294	11/29/24	31,564	(1,351,010)
Cotton	185	12/06/24	7,107	(513,990)
Gas Oil	516	12/12/24	39,835	(1,482,893)
LME Zinc	90	12/16/24	6,615	399,264
Gold 100 OZ	171	12/27/24	40,510	4,224,266
Silver	28	12/27/24	3,827	(205,190)
Natural Gas	698	02/26/25	22,636	235,764
Corn	1,484	12/12/25	35,969	(334,360)
LME Copper	161	12/15/25	40,636	5,629,970
LME Nickel	60	12/15/25	7,305	612,383
LME PRI Aluminum	457	12/15/25	30,793	1,931,991
				$(6,432,306)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$14,041,630	$—	$—	$—	$—	$—	$14,041,630
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$20,473,936	$—	$—	$—	$—	$—	$20,473,936

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$(33,263,831)	$—	$—	$—	$—	$—	$(33,263,831)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$21,844,116	$—	$—	$—	$—	$—	$21,844,116
24
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$701,858,973
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$117,059,219	$—	$117,059,219
Commercial Paper	—	380,942,474	—	380,942,474
U.S. Treasury Obligations	—	131,451,211	—	131,451,211
Short-Term Securities
Money Market Funds	55,102,360	—	—	55,102,360
	$55,102,360	$629,452,904	$—	$684,555,264
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$14,041,630	$—	$—	$14,041,630
Liabilities
Commodity Contracts	(20,473,936)	—	—	(20,473,936)
	$(6,432,306)	$—	$—	(6,432,306)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
Consolidated Schedule of Investments
25

Consolidated Schedule of Investments (unaudited)
April 30, 2024
iShares® Transition-Enabling Metals ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of America NA, 5.78%, 06/12/24	$250	$250,029
Bank of Nova Scotia (The), 6.00%, 10/18/24	250	250,416
Citibank N.A., 5.92%, 07/26/24	250	250,210
Lloyds Bank Corporate Markets PLC, 5.95%, 07/24/24	250	250,220
Nordea Bank Abp/New York, 5.64%, 05/20/24, (1-day SOFR + 0.320%)(a)	250	250,030
Standard Chartered Bank, 6.07%, 07/24/24	250	250,206
Sumitomo Mitsui Banking Corp/New York, 5.66%, 03/18/25, (1-day SOFR + 0.340%)(a)	250	250,032
Wells Fargo Bank NA, 5.80%, 11/12/24	250	250,289
Total Certificates of Deposit — 13.9% (Cost: $2,000,181)		2,001,432
Commercial Paper
Amcor Flexibles North America Inc., 5.58%, 05/13/24	250	249,497
Ameren Illinois Co., 5.50%, 05/16/24	250	249,391
American Honda Finance Corp., 5.63%, 06/24/24	250	247,868
Bell Telephone Co. of Canada or Bell Canada (The), 5.50%, 06/10/24	250	248,445
BPCE SA, 5.44%, 10/09/24	250	244,022
Brookfield Corporate Treasury Ltd., 5.70%, 05/14/24	250	249,447
Cabot Trail Funding LLC, 5.48%, 07/03/24	250	247,587
Commonwealth Bank of Australia, 5.37%, 09/23/24	250	244,668
CRH America Finance Inc., 5.43%, 05/03/24	250	249,887
ING U.S. Funding LLC, 5.51%, 09/06/24	250	245,159
Ionic Funding LLC, 5.47%, 05/31/24	250	248,829
LMA-Americas LLC, 5.44%, 06/12/24	250	248,386
LSEGA Financing PLC, 5.41%, 05/01/24	250	249,962
LVMH Moet Hennessy Louis Vuitton SE, 5.42%, 11/25/24	250	242,368
Marriott International Inc./MD, 5.63%, 05/22/24	250	249,143
Microsoft Corp., 5.32%, 05/15/24	250	249,447
National Grid North America, Inc., 5.53%, 05/20/24	250	249,235
NextEra Energy Capital Holdings Inc., 5.59%, 05/29/24	250	248,880
Penske Truck Leasing Co. LP, 5.54%, 05/09/24	250	249,654
PPG Industries Inc., 5.45%, 05/10/24	250	249,622
Ryder System Inc., 5.51%, 05/17/24	250	249,352
Sanofi SA, 5.41%, 07/17/24	250	247,101
Security	Par (000)	Value
Spire Inc., 5.53%, 05/21/24	$250	$249,196
Standard Chartered Bank, 5.55%, 08/02/24, (1-day SOFR + 0.230%)(a)	250	250,073
Telstra Group Ltd., 5.43%, 06/04/24	250	248,686
VW Credit Inc., 5.61%, 06/06/24	250	248,568
Westpac Banking Corp., 5.46%, 11/07/24	250	242,965
Total Commercial Paper — 46.6% (Cost: $6,698,210)		6,697,438
U.S. Treasury Obligations(b)
U.S. Treasury Bill
5.31%, 08/29/24	750	736,923
5.34%, 06/04/24	250	248,754
5.36%, 05/09/24	500	499,413
5.39%, 06/18/24	300	297,896
5.40%, 06/11/24	500	497,002
Total U.S. Treasury Obligations — 15.9% (Cost: $2,280,565)		2,279,988
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	1,840,000	1,840,000
Total Money Market Funds — 12.8% (Cost: $1,840,000)		1,840,000
Total Investments — 89.2% (Cost: $12,818,956)		12,818,858
Other Assets Less Liabilities — 10.8%		1,547,780
Net Assets — 100.0%		$14,366,638

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,590,000	$—	$(750,000)(a)	$—	$—	$1,840,000	1,840,000	$53,000	$—

(a)	Represents net amount purchased (sold).
26
2024 iShares Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Transition-Enabling Metals ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Nickel	13	07/15/24	$1,500	$94,258
LME PRI Aluminum	61	07/15/24	3,949	195,529
LME Zinc	16	07/15/24	1,171	87,958
Copper	38	07/29/24	4,336	565,747
Platinum	12	07/29/24	569	26,256
Silver	21	07/29/24	2,799	181,310
LME Cobalt Fastmarket	2	07/31/24	60	(5,383)
				$1,145,675
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,151,058	$—	$—	$—	$—	$—	$1,151,058
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,383	$—	$—	$—	$—	$—	$5,383

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$690,739	$—	$—	$—	$—	$—	$690,739
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$1,026,121	$—	$—	$—	$—	$—	$1,026,121
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$13,440,956
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Consolidated Schedule of Investments
27

Consolidated Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Transition-Enabling Metals ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$2,001,432	$—	$2,001,432
Commercial Paper	—	6,697,438	—	6,697,438
U.S. Treasury Obligations	—	2,279,988	—	2,279,988
Short-Term Securities
Money Market Funds	1,840,000	—	—	1,840,000
	$1,840,000	$10,978,858	$—	$12,818,858
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$1,151,058	$—	$—	$1,151,058
Liabilities
Commodity Contracts	(5,383)	—	—	(5,383)
	$1,145,675	$—	$—	1,145,675

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
28
2024 iShares Semi-Annual Report to Shareholders

Consolidated Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF
ASSETS
Investments, at value—unaffiliated(a)	$214,321,512	$39,514,161	$38,302,197	$629,452,904
Investments, at value—affiliated(b)	11,200,000	6,390,000	9,712,990	55,102,360
Cash	6,208,040	942,741	334,566	13,397,503
Cash pledged for futures contracts	10,770,000	—	1,756,000	46,341,000
Receivables:
Capital shares sold	—	—	—	32,879,496
Dividends— affiliated	211,095	96,561	50,983	1,861,072
Interest—unaffiliated	—	1,290	897	3,507
From custodian	—	500,000	—	—
Unrealized appreciation on OTC swaps	—	3,418,773	—	—
Total assets	242,710,647	50,863,526	50,157,633	779,037,842
LIABILITIES
Cash received as collateral for OTC derivatives	—	990,000	—	—
Payables:
Investments purchased	4,742,700	1,164,734	1,066,479	20,527,721
Investment advisory fees	52,863	15,113	6,656	260,735
Variation margin on futures contracts	3,760,931	—	865,812	2,023,839
Swap premiums received	—	825,533	—	—
Unrealized depreciation on OTC swaps	—	9,179	—	—
Total liabilities	8,556,494	3,004,559	1,938,947	22,812,295
Commitments and contingent liabilities
NET ASSETS	$234,154,153	$47,858,967	$48,218,686	$756,225,547
NET ASSETS CONSIST OF
Paid-in capital	$244,199,209	$44,550,415	$42,929,865	$831,416,638
Accumulated earnings (loss)	(10,045,056)	3,308,552	5,288,821	(75,191,091)
NET ASSETS	$234,154,153	$47,858,967	$48,218,686	$756,225,547
NET ASSET VALUE
Shares outstanding	4,750,000	2,200,000	800,000	27,600,000
Net asset value	$49.30	$21.75	$60.27	$27.40
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$214,346,290	$39,525,281	$38,314,348	$629,508,276
(b) Investments, at cost—affiliated	$11,200,000	$6,390,000	$8,551,383	$55,102,360
See notes to Consolidated Financial Statements
Consolidated Financial Statements
29

Consolidated Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

iShares Transition-Enabling Metals ETF
ASSETS
Investments, at value—unaffiliated(a)	$10,978,858
Investments, at value—affiliated(b)	1,840,000
Cash	281,549
Cash pledged for futures contracts	474,000
Receivables:
Dividends—affiliated	66,796
Variation margin on futures contracts	730,685
Total assets	14,371,888
LIABILITIES
Payables:
Investment advisory fees	5,250
Total liabilities	5,250
Commitments and contingent liabilities
NET ASSETS	$14,366,638
NET ASSETS CONSIST OF
Paid-in capital	$12,301,854
Accumulated earnings	2,064,784
NET ASSETS	$14,366,638
NET ASSET VALUE
Shares outstanding	500,000
Net asset value	$28.73
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$10,978,956
(b) Investments, at cost—affiliated	$1,840,000
See notes to Consolidated Financial Statements
30
2024 iShares Semi-Annual Report to Shareholders

Consolidated Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF
INVESTMENT INCOME
Dividends—affiliated	$417,534	$197,328	$62,747	$1,705,979
Interest—unaffiliated	6,492,632	762,864	820,165	17,662,758
Total investment income	6,910,166	960,192	882,912	19,368,737
EXPENSES
Investment advisory	355,218	71,393	52,750	1,616,597
Interest expense	187	142	1,102	15,607
Total expenses	355,405	71,535	53,852	1,632,204
Less:
Investment advisory fees waived	(7,076)	(3,347)	(13,623)	(28,950)
Total expenses after fees waived	348,329	68,188	40,229	1,603,254
Net investment income	6,561,837	892,004	842,683	17,765,483
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,206)	(74)	146	1,955
Investments—affiliated	—	—	22,350	—
Futures contracts	(22,551,843)	—	1,847,255	(33,263,831)
In-kind redemptions—affiliated(a)	—	—	878,764	—
Swaps	—	(897,832)	—	—
	(22,553,049)	(897,906)	2,748,515	(33,261,876)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(7,590)	(10,755)	(10,013)	7,579
Investments—affiliated	—	—	285,701	—
Futures contracts	14,273,855	—	901,430	21,844,116
Swaps	—	2,989,377	—	—
	14,266,265	2,978,622	1,177,118	21,851,695
Net realized and unrealized gain (loss)	(8,286,784)	2,080,716	3,925,633	(11,410,181)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,724,947)	$2,972,720	$4,768,316	$6,355,302
(a) See Note 2 of the Notes to Financial Statements.
See notes to Consolidated Financial Statements
Consolidated Financial Statements
31

Consolidated Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

iShares Transition-Enabling Metals ETF
INVESTMENT INCOME
Dividends—affiliated	$53,000
Interest—unaffiliated	300,131
Total investment income	353,131
EXPENSES
Investment advisory	29,859
Interest expense	305
Total expenses	30,164
Less:
Investment advisory fees waived	(897)
Total expenses after fees waived	29,267
Net investment income	323,864
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	10
Futures contracts	690,739
690,749
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(57)
Futures contracts	1,026,121
1,026,064
Net realized and unrealized gain	1,716,813
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,040,677
See notes to Consolidated Financial Statements
32
2024 iShares Semi-Annual Report to Shareholders

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares Commodity Curve Carry Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,561,837	$14,783,799	$892,004	$1,214,341
Net realized gain (loss)	(22,553,049)	(29,277,161)	(897,906)	1,016,270
Net change in unrealized appreciation (depreciation)	14,266,265	(1,045,951)	2,978,622	1,084,796
Net increase (decrease) in net assets resulting from operations	(1,724,947)	(15,539,313)	2,972,720	3,315,407
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,545,496)(b)	(12,597,356)	(2,294,170)(b)	(9,342,441)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(41,887,380)	4,558,297	19,890,542	(2,946,795)
NET ASSETS
Total increase (decrease) in net assets	(57,157,823)	(23,578,372)	20,569,092	(8,973,829)
Beginning of period	291,311,976	314,890,348	27,289,875	36,263,704
End of period	$234,154,153	$291,311,976	$47,858,967	$27,289,875

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to Consolidated Financial Statements
Consolidated Financial Statements
33

Consolidated Statements of Changes in Net Assets(continued)

	iShares Gold Strategy ETF		iShares GSCI Commodity Dynamic Roll Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$842,683	$1,489,255	$17,765,483	$50,424,847
Net realized gain (loss)	2,748,515	3,125,577	(33,261,876)	(117,763,537)
Net change in unrealized appreciation (depreciation)	1,177,118	2,895,735	21,851,695	(36,918,734)
Net increase (decrease) in net assets resulting from operations	4,768,316	7,510,567	6,355,302	(104,257,424)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,450,716)(b)	(338,128)	(33,582,260)(b)	(514,790,044)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,508,655)	11,463,927	(17,872,558)	(938,775,903)
NET ASSETS
Total increase (decrease) in net assets	(5,191,055)	18,636,366	(45,099,516)	(1,557,823,371)
Beginning of period	53,409,741	34,773,375	801,325,063	2,359,148,434
End of period	$48,218,686	$53,409,741	$756,225,547	$801,325,063

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to Consolidated Financial Statements
34
2024 iShares Semi-Annual Report to Shareholders

Consolidated Statements of Changes in Net Assets(continued)

	iShares Transition-Enabling Metals ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/26/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$323,864	$43,316
Net realized gain (loss)	690,749	(187,988)
Net change in unrealized appreciation (depreciation)	1,026,064	119,513
Net increase (decrease) in net assets resulting from operations	2,040,677	(25,159)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(131,516)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(116)	12,482,752
NET ASSETS
Total increase in net assets	1,909,045	12,457,593
Beginning of period	12,457,593	—
End of period	$14,366,638	$12,457,593

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to Consolidated Financial Statements
Consolidated Financial Statements
35

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$51.56	$56.23	$59.67	$41.91	$45.01	$47.77
Net investment income (loss)(a)	1.24	2.39	0.53	(0.09)	0.23	1.05
Net realized and unrealized gain (loss)(b)	(1.10)	(4.89)	3.99	17.92	(2.33)	(3.05)
Net increase (decrease) from investment operations	0.14	(2.50)	4.52	17.83	(2.10)	(2.00)
Distributions from net investment income(c)	(2.40)(d)	(2.17)	(7.96)	(0.07)	(1.00)	(0.76)
Net asset value, end of period	$49.30	$51.56	$56.23	$59.67	$41.91	$45.01
Total Return(e)
Based on net asset value	0.47%(f)	(4.72)%	9.78%	42.59%	(4.81)%	(4.19)%
Ratios to Average Net Assets(g)
Total expenses	0.28%(h)	0.28%	0.28%	0.28%	0.28%	0.28%
Total expenses after fees waived	0.27%(h)	0.27%	0.27%	0.27%	0.27%	0.19%
Net investment income (loss)	5.17%(h)	4.57%	0.91%	(0.16)%	0.55%	2.30%
Supplemental Data
Net assets, end of period (000)	$234,154	$291,312	$314,890	$208,844	$41,912	$27,004
Portfolio turnover rate(i)	0%	0%	0%	0%	0%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
36
2024 iShares Semi-Annual Report to Shareholders

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Commodity Curve Carry Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 09/01/20(a) to 10/31/20
Net asset value, beginning of period	$21.83	$25.90	$28.36	$19.45	$20.16
Net investment income (loss)(b)	0.52	0.92	0.15	(0.07)	(0.01)
Net realized and unrealized gain (loss)(c)	0.83	1.68	3.29	8.98	(0.70)
Net increase (decrease) from investment operations	1.35	2.60	3.44	8.91	(0.71)
Distributions from net investment income(d)	(1.43)(e)	(6.67)	(5.90)	—	—
Net asset value, end of period	$21.75	$21.83	$25.90	$28.36	$19.45
Total Return(f)
Based on net asset value	6.74%(g)	12.80%	15.79%	45.81%	(3.52)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.40%	0.40%	0.40%	0.40%(i)
Total expenses after fees waived	0.38%(i)	0.37%	0.38%	0.39%	0.00%(i)
Net investment income (loss)	5.00%(i)	4.38%	0.57%	(0.28)%	(0.28)%(i)
Supplemental Data
Net assets, end of period (000)	$47,859	$27,290	$36,264	$39,710	$29,178
Portfolio turnover rate(j)	0%	0%	0%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
Consolidated Financial Highlights
37

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Gold Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$59.34	$49.68	$54.54	$62.75	$57.41	$46.76
Net investment income (loss)(a)	1.14	2.03	0.38	(0.07)	0.13	0.82
Net realized and unrealized gain (loss)(b)	6.96	8.11	(5.24)	(3.67)	10.47	10.20
Net increase (decrease) from investment operations	8.10	10.14	(4.86)	(3.74)	10.60	11.02
Distributions from net investment income(c)	(7.17)(d)	(0.48)	—	(4.47)	(5.26)	(0.37)
Net asset value, end of period	$60.27	$59.34	$49.68	$54.54	$62.75	$57.41
Total Return(e)
Based on net asset value	15.15%(f)	20.52%	(8.92)%	(6.21)%	20.64%	23.74%
Ratios to Average Net Assets(g)
Total expenses	0.26%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.19%(h)	0.18%	0.17%	0.13%	0.13%	0.18%
Net investment income (loss)	3.99%(h)	3.55%	0.69%	(0.12)%	0.22%	1.58%
Supplemental Data
Net assets, end of period (000)	$48,219	$53,410	$34,773	$29,996	$21,964	$8,612
Portfolio turnover rate(i)	54%	101%	52%	121%	77%	47%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to Consolidated Financial Statements
38
2024 iShares Semi-Annual Report to Shareholders

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GSCI Commodity Dynamic Roll Strategy ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$28.12	$37.93	$37.41	$24.27	$31.80	$37.18
Net investment income (loss)(a)	0.69	1.33	0.21	(0.13)	0.26	0.76
Net realized and unrealized gain (loss)(b)	(0.11)	(2.74)	5.80	13.37	(6.93)	(3.04)
Net increase (decrease) from investment operations	0.58	(1.41)	6.01	13.24	(6.67)	(2.28)
Distributions from net investment income(c)	(1.30)(d)	(8.40)	(5.49)	(0.10)	(0.86)	(3.10)
Net asset value, end of period	$27.40	$28.12	$37.93	$37.41	$24.27	$31.80
Total Return(e)
Based on net asset value	2.42%(f)	(3.47)%	19.92%	54.75%	(21.66)%	(5.87)%
Ratios to Average Net Assets(g)
Total expenses	0.48%(h)	0.48%	0.48%	0.48%	0.48%	0.48%
Total expenses after fees waived	0.48%(h)	0.44%	0.48%	0.48%	0.48%	0.48%
Net investment income (loss)	5.27%(h)	4.51%	0.54%	(0.38)%	0.95%	2.32%
Supplemental Data
Net assets, end of period (000)	$756,226	$801,325	$2,359,148	$2,824,785	$196,558	$518,373
Portfolio turnover rate(i)	0%	0%	0%	0%	5%	32%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
Consolidated Financial Highlights
39

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Transition-Enabling Metals ETF
	Six Months Ended 04/30/24 (unaudited)	Period From 09/26/23(a) to 10/31/23
Net asset value, beginning of period	$24.92	$25.00
Net investment income(b)	0.65	0.11
Net realized and unrealized gain (loss)(c)	3.42	(0.19)
Net increase (decrease) from investment operations	4.07	(0.08)
Distributions from net investment income(d)	(0.26)(e)	—
Net asset value, end of period	$28.73	$24.92
Total Return(f)
Based on net asset value	16.52%(g)	(0.34)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%(i)
Total expenses after fees waived	0.46%(i)	0.44%(i)
Net investment income	5.10%(i)	4.38%(i)
Supplemental Data
Net assets, end of period (000)	$14,367	$12,458
Portfolio turnover rate(j)	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
40
2024 iShares Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited)
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy	Diversified
Commodity Curve Carry Strategy	Non-diversified
Gold Strategy	Non-diversified
GSCI Commodity Dynamic Roll Strategy	Diversified
Transition-Enabling Metals	Non-diversified
Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund
Notes to Consolidated Financial Statements
41

Notes to Consolidated Financial Statements (unaudited) (continued)
has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
42
2024 iShares Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the statement of assets and liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the statement of assets and liabilities. Payments received or paid are recorded in the statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares Commodity Curve Carry Strategy ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of
Notes to Consolidated Financial Statements
43

Notes to Consolidated Financial Statements (unaudited) (continued)
the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Bloomberg Roll Select Commodity Strategy	0.28%
Commodity Curve Carry Strategy	0.40
Gold Strategy	0.25
GSCI Commodity Dynamic Roll Strategy	0.48
Transition-Enabling Metals	0.47
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF through February 28, 2025, March 1, 2025 and February 28, 2029, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Gold Strategy ETF through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other exchange-traded products sponsored by BFA or its affiliates and other funds advised by BFA or its affiliates, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.25%.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Transition-Enabling Metals ETF through February 29, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Bloomberg Roll Select Commodity Strategy	$7,076
Commodity Curve Carry Strategy	3,347
Gold Strategy	13,623
GSCI Commodity Dynamic Roll Strategy	28,950
Transition-Enabling Metals	897
44
2024 iShares Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)
Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares GSCI Commodity Dynamic Roll Strategy ETF and its Subsidiary.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Commodity Curve Carry Strategy	$250,000	$—
Gold Strategy	5,075,631	6,355,359
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Gold Strategy	$5,798,445	$6,597,946
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Bloomberg Roll Select Commodity Strategy	$(7,336)
Commodity Curve Carry Strategy	(1,646)
Gold Strategy	(77,190)
GSCI Commodity Dynamic Roll Strategy	(47,300,218)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
Notes to Consolidated Financial Statements
45

Notes to Consolidated Financial Statements (unaudited) (continued)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bloomberg Roll Select Commodity Strategy	$225,546,290	$8,232,989	$(24,983)	$8,208,006
Commodity Curve Carry Strategy	45,915,281	3,420,691	(22,217)	3,398,474
Gold Strategy	46,865,731	2,102,384	(12,590)	2,089,794
GSCI Commodity Dynamic Roll Strategy	684,610,636	14,117,769	(20,605,447)	(6,487,678)
Transition-Enabling Metals	12,818,956	1,152,839	(7,262)	1,145,577
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
46
2024 iShares Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Certain Funds have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.
The iShares Gold Strategy ETF has substantial exposure to gold through its investments in gold investments and the Fund’s portfolio may be adversely affected by changes or trends in the price of gold, which historically has been volatile. Governments, central banks, or other large holders can influence the production and sale of gold, which may adversely affect the performance of the Fund.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Bloomberg Roll Select Commodity Strategy
Shares sold	400,000	$19,332,082	3,300,000	$176,430,513
Shares redeemed	(1,300,000)	(61,219,462)	(3,250,000)	(171,872,216)
	(900,000)	$(41,887,380)	50,000	$4,558,297
Commodity Curve Carry Strategy
Shares sold	1,050,000	$21,846,850	50,000	$1,128,500
Shares redeemed	(100,000)	(1,956,308)	(200,000)	(4,075,295)
	950,000	$19,890,542	(150,000)	$(2,946,795)
Gold Strategy
Shares sold	400,000	$24,123,215	400,000	$23,092,387
Shares redeemed	(500,000)	(27,631,870)	(200,000)	(11,628,460)
	(100,000)	$(3,508,655)	200,000	$11,463,927
GSCI Commodity Dynamic Roll Strategy
Shares sold	5,300,000	$143,947,350	6,800,000	$187,851,660
Shares redeemed	(6,200,000)	(161,819,908)	(40,500,000)	(1,126,627,563)
	(900,000)	$(17,872,558)	(33,700,000)	$(938,775,903)

	Six Months Ended 04/30/24		Period Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Transition-Enabling Metals(a)
Shares sold	—	$(116)	500,000	$12,482,752

(a)	The Fund commenced operations on September 26, 2023.
Notes to Consolidated Financial Statements
47

Notes to Consolidated Financial Statements (unaudited) (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Consolidated Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ Consolidated financial statements was completed through the date the Consolidated financial statements were available to be issued and the following item was noted:
On June 4, 2024, the Board approved a proposal to close and liquidate iShares Gold Strategy ETF. After market close on August 12, 2024, the Fund will cease the creation and redemption of Creation Units. Trading in the Fund will be halted prior to market open on August 13, 2024. Proceeds of the liquidation are scheduled to be sent to Fund shareholders on or around August 15, 2024.
48
2024 iShares Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF, iShares Gold Strategy ETF, iShares GSCI Commodity Dynamic Roll Strategy ETF and iShares Transition-Enabling Metals ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
49

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
50
2024 iShares Semi-Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
General Information
51

Glossary of Terms Used in this Report

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
52
2024 iShares Semi-Annual Report to Shareholders

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices LLC, or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1011-0424

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: June 24, 2024

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 24, 2024